          As filed with the Securities and Exchange Commission on April 23, 2014

                                             1933 Act Registration No. 333-36304

                                             1940 Act Registration No. 811-08517

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 62 /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 406 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

        Lincoln ChoicePlusSM Bonus, Lincoln ChoicePlusSM II Bonus, and
                     Lincoln ChoicePlus AssuranceSM (Bonus)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Adam C. Ciongoli, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Scott C. Durocher, Esquire
                  The Lincoln National Life Insurance Company
                               350 Church Street
                          Hartford, Connecticut 06103

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/x/ on May 1, 2014, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on _____________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                 payment deferred variable annuity contracts.

Lincoln ChoicePlusSM Bonus
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract is for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. However, IRAs provide tax deferral whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant.

The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding their availability.


The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If your Purchase Payments, Bonus Credits and Persistency Credits are in the fixed account, we promise to pay you your principal and minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, a Market Value Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.


We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract is the best product for you.


All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract's variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
     Invesco V.I. American Franchise Fund

     Invesco V.I. Core Equity Fund
     Invesco V.I. International Growth Fund


AllianceBernstein Variable Products Series Fund:
     AllianceBernstein VPS Global Thematic Growth Portfolio

     AllianceBernstein VPS Large Cap Growth Portfolio

     AllianceBernstein VPS Small/Mid Cap Value Portfolio

American Funds Insurance Series (Reg. TM):

     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund

     American Funds Growth-Income Fund
     American Funds International Fund


BlackRock Variable Series Funds, Inc.:

     BlackRock Global Allocation V.I. Fund


Delaware VIP (Reg. TM) Trust:

     Delaware VIP (Reg. TM) Diversified Income Series
     Delaware VIP (Reg. TM) Emerging Markets Series
     Delaware VIP (Reg. TM) High Yield Series
     Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Delaware VIP (Reg. TM) REIT Series
     Delaware VIP (Reg. TM) Small Cap Value Series
     Delaware VIP (Reg. TM) Smid Cap Growth Series
     Delaware VIP (Reg. TM) U.S. Growth Series

     Delaware VIP (Reg. TM) Value Series


DWS Investments VIT Funds:
     DWS Small Cap Index VIP Portfolio*

DWS Variable Series II:

     DWS Alternative Asset Allocation VIP Portfolio


Fidelity (Reg. TM) Variable Insurance Products:

     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio

     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust:
     Franklin Income VIP Fund
     (formerly FTVIPT Franklin Income Securities Fund)
     Franklin Mutual Shares VIP Fund
     (formerly FTVIPT Mutual Shares Securities Fund)
     Templeton Global Bond VIP Fund
     (formerly FTVIPT Templeton Global Bond Securities Fund)
     Templeton Growth VIP Fund
     (formerly FTVIPT Templeton Growth Securities Fund)

Janus Aspen Series:

     Janus Aspen Balanced Portfolio
     Janus Aspen Enterprise Portfolio

     Janus Aspen Global Research Portfolio

Legg Mason Partners Variable Equity Trust:
     ClearBridge Variable Mid Cap Core Portfolio*

Lincoln Variable Insurance Products Trust:
     LVIP American Century VP Mid Cap Value RPM Fund

     LVIP Baron Growth Opportunities Fund
     LVIP BlackRock Emerging Markets RPM Fund

     LVIP BlackRock Equity Dividend RPM Fund
     LVIP BlackRock Global Allocation V.I. RPM Fund

     LVIP BlackRock Inflation Protected Bond Fund
     LVIP Capital Growth Fund
     LVIP Clarion Global Real Estate Fund

     LVIP ClearBridge Variable Appreciation RPM Fund

     LVIP Columbia Small-Mid Cap Growth RPM Fund

     LVIP Delaware Bond Fund

     LVIP Delaware Diversified Floating Rate Fund
     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund LVIP Delaware Growth and Income Fund

     LVIP Delaware Social Awareness Fund

     LVIP Delaware Special Opportunities Fund

     LVIP Dimensional Non-U.S. Equity RPM Fund
     LVIP Dimensional U.S. Equity RPM Fund

     LVIP Dimensional/Vanguard Total Bond Fund

     LVIP Franklin Mutual Shares VIP RPM Fund
    (formerly LVIP Franklin Mutual Shares Securities RPM Fund)

     LVIP Global Income Fund

     LVIP Invesco Diversified Equity-Income RPM Fund*
     LVIP Invesco V.I. Comstock RPM Fund
     LVIP JPMorgan High Yield Fund

     LVIP JPMorgan Mid Cap Value RPM Fund


     LVIP Managed Risk Profile 2010 Fund
     LVIP Managed Risk Profile 2020 Fund
     LVIP Managed Risk Profile 2030 Fund
     LVIP Managed Risk Profile 2040 Fund
     LVIP Managed Risk Profile Conservative Fund
     LVIP Managed Risk Profile Growth Fund
     LVIP Managed Risk Profile Moderate Fund

     LVIP MFS International Growth Fund

     LVIP MFS International Growth RPM Fund

     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund

     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP Multi-Manager Global Equity RPM Fund*
     LVIP PIMCO Low Duration Bond Fund*

     LVIP SSgA Bond Index Fund
     LVIP SSgA Conservative Index Allocation Fund
     LVIP SSgA Conservative Structured Allocation Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA Global Tactical Allocation RPM Fund

     LVIP SSgA International Index Fund
     LVIP SSgA International RPM Fund

     LVIP SSgA Large Cap 100 Fund

     LVIP SSgA Large Cap RPM Fund

     LVIP SSgA Moderate Index Allocation Fund
     LVIP SSgA Moderate Structured Allocation Fund
     LVIP SSgA Moderately Aggressive Index Allocation Fund
     LVIP SSgA Moderately Aggressive Structured Allocation Fund

     LVIP SSgA S&P 500 Index Fund**

     LVIP SSgA Small-Cap Index Fund

     LVIP SSgA Small-Cap RPM Fund

     LVIP SSgA Small-Mid Cap 200 Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund

     LVIP Templeton Growth RPM Fund
     LVIP UBS Large Cap Growth RPM Fund

     LVIP Vanguard Domestic Equity ETF Fund
     LVIP Vanguard International Equity ETF Fund

     LVIP VIP Contrafund (Reg. TM) RPM Portfolio
     LVIP VIP Mid Cap RPM Portfolio*

MFS (Reg. TM) Variable Insurance TrustSM:

     MFS (Reg. TM) VIT Core Equity Series
     MFS (Reg. TM) VIT Growth Series

     MFS (Reg. TM) VIT Utilities Series

Neuberger Berman Advisers Management Trust:
     Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

PIMCO Variable Insurance Trust:

     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio


Putnam Variable Trust:

     Putnam VT Global Health Care Fund
     Putnam VT Growth & Income Fund


* Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.

** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.


This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


May 1, 2014

Table of Contents




Item                                                                             Page
Special Terms                                                                     5
Expense Tables                                                                    7
Summary of Common Questions                                                      10
The Lincoln National Life Insurance Company                                      13
Variable Annuity Account (VAA)                                                   14
Investments of the Variable Annuity Account                                      14
Charges and Other Deductions                                                     21
The Contracts                                                                    27
 Purchase Payments                                                               28
 Bonus Credits                                                                   29
 Persistency Credits                                                             29
 Transfers On or Before the Annuity Commencement Date                            30
 Surrenders and Withdrawals                                                      33
 Death Benefit                                                                   36
 Investment Requirements                                                         41
Living Benefit Riders                                                            46
 i4LIFE (Reg. TM) Advantage                                                      46
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage                       51
Discontinued Living Benefit Riders                                               55
 Lincoln Lifetime IncomeSM Advantage                                             56
 Lincoln SmartSecurity (Reg. TM) Advantage                                       64
 4LATER (Reg. TM) Advantage                                                      70
Annuity Payouts                                                                  74
Fixed Side of the Contract                                                       75
Distribution of the Contracts                                                    78
Federal Tax Matters                                                              79
Additional Information                                                           84
 Voting Rights                                                                   84
 Return Privilege                                                                84
 Other Information                                                               85
Legal Proceedings                                                                85
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                                      86
Appendix A - Condensed Financial Information                                     A-1
Appendix B-Guaranteed Income Benefit Percentages For Previous Rider Elections    A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:


5% Enhancement-A feature under Lincoln Lifetime IncomeSM Advantage in which the Guaranteed Amount or Income Base, as applicable, minus Purchase Payments and corresponding Bonus Credits received in that year, will be increased by 5%, subject to certain conditions.


Access Period-Under i4LIFE (Reg. TM) Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.


Account or Variable Annuity Account (VAA)-The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value-Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE (Reg. TM) Advantage is effective (or initial Purchase Payment if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.

Accumulation Unit-A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.


Annuitant-The person upon whose life the annuity benefit payments are based, and upon whose life a Death Benefit may be paid.

Annuity Commencement Date-The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE (Reg. TM) Advantage).


Annuity Payout-A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE (Reg. TM) Advantage has been elected). Payments may be variable or fixed, or a combination of both.


Annuity Unit-A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.

Automatic Annual Step-up-Under Lincoln Lifetime IncomeSM Advantage the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.

Beneficiary-The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.

Benefit Year-Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity (Reg. TM) Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.

Bonus Credit - The additional amount credited to the contract for each Purchase Payment.

Contractowner (you, your, owner)-The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.

Contract Value (may be referred to as Account Value in marketing materials)-At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a contract plus the value of the fixed side of the contract, if any.


Contract Year-Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death Benefit-Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies or, if selected, to the Contractowner if the Annuitant dies. See The Contracts - Death Benefit for a description of the various Death Benefit options.


Earnings-The excess of Contract Value over the sum of Bonus Credits, Persistency Credits and Purchase Payments which have not yet been withdrawn from the contract.

Enhancement Period-Under Lincoln Lifetime IncomeSM Advantage the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.


Excess Withdrawals-Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.


Good Order-The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.

Guaranteed Amount-The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.


Guaranteed Amount Annuity Payout Option-A fixed Annuity Payout option available under Lincoln SmartSecurity (Reg. TM) Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

Guaranteed Period-The length of the period during which Contract Value in a fixed account will be credited a guaranteed interest rate.


Income Base-Under 4LATER (Reg. TM) Advantage, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.


Investment Requirements-Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.


Lifetime Income Period-Under i4LIFE (Reg. TM) Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.


Lincoln Life (we, us, our, Company)-The Lincoln National Life Insurance
Company.

Living Benefit Rider-A general reference to optional riders that provide some type of a minimum guarantee while you are alive. The rider that is currently available is: i4LIFE (Reg. TM) Advantage (without the Guaranteed Income Benefit). If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. On or after October 13, 2009, the only available Living Benefit Rider that you may elect is i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit.


Market Value Adjustment-An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.

Maximum Annual Withdrawal-The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage.

Maximum Annual Withdrawal Amount Annuity Payout Option - A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

Nursing Home Enhancement-A feature that will increase the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.


Periodic Income Commencement Date-The Valuation Date on which the amount of i4LIFE (Reg. TM) Advantage Regular Income Payments are determined.

Persistency Credit-The additional amount credited to the contract after the fourteenth contract anniversary.

Purchase Payments-Amounts paid into the contract other than Bonus Credits and Persistency Credits.

Regular Income Payments-The variable, periodic income payments paid under i4LIFE (Reg. TM) Advantage.

Secondary Life-Under i4LIFE (Reg. TM) Advantage, the person designated by the Contractowner upon whose life the Annuity Payouts will also be contingent.

Selling Group Individuals - A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:

 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
 o Effective June 15, 2005, the version of this product offered to Selling Group Individuals is no longer available for new sales.


Subaccount-The portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.

Valuation Date-Each day the New York Stock Exchange (NYSE) is open for trading.



Valuation Period-The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation
Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.


The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted. The premium tax rates range from zero to 5%.


                       CONTRACTOWNER TRANSACTION EXPENSES



Accumulation Phase:
  Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):1......    8.50%
We may also apply a market value adjustment to amounts being withdrawn, surrendered or transferred from a
Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum
Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage and Regular
Income Payments under i4LIFE (Reg. TM)
Advantage). See Fixed Side of the Contract.


1 The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.





The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE (Reg. TM) Advantage rider.

 o Table A reflects the expenses for a contract that has not elected i4LIFE (Reg. TM) Advantage (Base contract).
 o Table B reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage.
 o Table C reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage and previously purchased 4LATER (Reg. TM) Advantage.


                                    TABLE A



Annual Account Fee:1......................................................................     $    35
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):2
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Mortality and Expense Risk Charge.......................................................        1.45%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.60%
5% Step-up Death Benefit
  Mortality and Expense Risk Charge.......................................................        1.60%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.75%
Estate Enhancement Benefit Rider (EEB) without 5% Step-up
  Mortality and Expense Risk Charge.......................................................        1.65%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.80%
Estate Enhancement Benefit Rider (EEB) in Combination with 5% Step-up
  Mortality and Expense Risk Charge.......................................................        1.70%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.85%

                                                                                    Single      Joint
Optional Living Benefit Rider Charges:3                                              Life        Life
Lincoln Lifetime IncomeSM Advantage:4
  Guaranteed Maximum Charge.....................................................     1.50%      1.50%
  Current Charge................................................................     0.90%      0.90%
  Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus................     0.15%      0.15%
Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option:5
  Guaranteed Maximum Charge.....................................................     1.50%      1.50%
  Current Charge................................................................     0.85%      1.00%
Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option:5
  Guaranteed Maximum Charge.....................................................     0.95%       N/A
  Current Charge................................................................     0.85%       N/A
4LATER (Reg. TM) Advantage:6
  Guaranteed Maximum Charge.....................................................     1.50%       N/A
  Current Charge................................................................     0.65%       N/A

1 The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year. The account fee will also be deducted upon full surrender of the contract if the contract value is less than $100,000.

2 The mortality and expense risk charge and administrative charge together are 1.40% on and after the Annuity Commencement Date.


3 You may not have more than one Living Benefit Rider on your contract.

4 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment and any Bonus Credit or Contract Value at the time of election) as increased for subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge for further information. This rider is no longer available for purchase.

5 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment and any Bonus Credits or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option riders the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option riders the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. This rider is no longer available for purchase. See Charges and Other Deductions - Lincoln SmartSecurity (Reg. TM) Advantage Charge for further information.

6 As an annualized percentage of the Income Base (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% Enhancements, and Resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Charge for further information. This rider is no longer available for purchase.




                                    TABLE B




Annual Account Fee:1..................................................     $    35
i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit rider:2
  Account Value Death Benefit.........................................        1.85%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB)...................        2.05%




                                                                           Single      Joint
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):3     Life        Life
Account Value Death Benefit
  Guaranteed Maximum Charge............................................     3.85%      3.85%
  Current Charge.......................................................     2.50%      2.70%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge............................................     4.05%      4.05%
  Current Charge.......................................................     2.70%      2.90%

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (versions 1, 2 and 3):4    Single/Joint Life
Account Value Death Benefit
  Guaranteed Maximum Charge......................................................    3.35%
  Current Charge.................................................................    2.35%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge......................................................    3.55%
  Current Charge.................................................................    2.55%


1 The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year. The account fee will also be deducted upon full surrender of the contract if the contract value is less than $100,000.

2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE (Reg. TM) Advantage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE (Reg. TM) Advantage charge is reduced to 1.65% during the Lifetime Income Period.

3 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. See Charges and Other Deductions - i4LIFE (Reg.
  TM) Advantage with Guaranteed Income Benefit (version 4) Charge for further information. i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.

4 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information. i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.



                                    TABLE C



Annual Account Fee:1......................................................................     $    35
i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Advantage Guaranteed Income Benefit for
purchasers who previously purchased
4LATER (Reg. TM) Advantage:2
Account Value Death Benefit
  Guaranteed Maximum Charge...............................................................        3.35%
  Current Charge..........................................................................        2.50%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge...............................................................        3.55%
  Current Charge..........................................................................        2.70%

1 The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year. The account fee will also be deducted upon full surrender of the contract if the contract value is less than $100,000.

2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge percentage. i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Advantage Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information.



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2013. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                                             Minimum   Maximum
                                                                            --------- --------
      Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service
       (12b-1) fees, and other expenses)...................................  0.23%     2.44%
      Net Total Annual Fund Operating Expenses (after contractual waivers/
       reimbursements*)....................................................  0.23%     1.80%



* Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2015.



EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:



   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,496       $2,709       $3,734       $6,039


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $646      $1,909       $3,134       $6,039


The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with 5% Step-Up Death Benefit and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:



   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,434       $2,565       $3,561       $6,022


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $584      $1,765       $2,961       $6,022


For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees"). As of the date of this prospectus, none have done so. See The Contracts
- Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. See The Contracts. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability. This contract is no longer available for purchase.


What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.


What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. Lincoln Lifetime IncomeSM Advantage Plus also has specific Investment Requirements, but is no longer available for purchase. See The Contracts - Investment Requirements.


What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments , Bonus Credits and Persistency Credits to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE (Reg. TM) Advantage is elected. See Charges and Other Deductions.

If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions - Surrender Charge.

We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a Guaranteed Period of the fixed account may be subject to the Market Value Adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.


What Purchase Payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are the Contractowner, joint owner or Annuitant. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these limitations, please see The Contracts - Purchase Payments section in this prospectus. Also, see Discontinued Living Benefit Riders for additional information on any restrictions that may apply to your Living Benefit Rider.

What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts - Bonus Credits.

A Persistency Credit of 0.05% of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts - Persistency Credits.


We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.


How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, you may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts - Death Benefit.

May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to the Subaccount, you may only transfer 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to a Market Value Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.


What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage) or, a minimum Annuity Payout (4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage with prior versions of the Guaranteed Income Benefit or without the Guaranteed Income Benefit). On or after October 13, 2009, the only available Living Benefit Rider you may elect is i4LIFE (Reg. TM) Advantage with or without Guaranteed Income Benefit. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts - Living Benefit Riders. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a Death Benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the Contract Value at the time you elect i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln SmartSecurity (Reg.
TM) Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE (Reg. TM) Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Living Benefit Riders - Guaranteed

Income Benefit with i4LIFE (Reg. TM) Advantage and The Contracts - Discontinued Living Benefit Riders - 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any Bonus Credits credited to your Contract Value if you elect to cancel your contract; however, we will assume the risk of investment loss on the Bonus Credits. See Return Privilege.

Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.


The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.




The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.


We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.

The general account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.



Financial Statements

The December 31, 2013 financial statements of the VAA and the December 31, 2013 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.




Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.

Certain Payments We Receive with Regard to the Funds


We (or our affiliates) incur expenses in promoting, marketing, and administering the contracts (and in our role as intermediary, the funds). With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.49%. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds

Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.


We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.


Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract's upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.



Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.


  o Invesco V.I. American Franchise Fund (Series I Shares): Long-term growth of capital.

  o Invesco V.I. Core Equity Fund (Series I Shares): Long-term growth of capital.

  o Invesco V.I. International Growth Fund (Series I Shares): Long-term growth of capital.



AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.


  o AllianceBernstein VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.

  o AllianceBernstein VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital.

  o AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.



American Funds Insurance Series (Reg. TM), advised by Capital Research and Management Company


  o Global Growth Fund (Class 2): Long-term growth of capital.

  o Global Small Capitalization Fund (Class 2): Long-term capital growth.

  o Growth Fund (Class 2): Capital growth.

  o Growth-Income Fund (Class 2): Long-term growth of capital and income.

  o International Fund (Class 2): Long-term growth of capital.



BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC


  o BlackRock Global Allocation V.I. Fund (Class III): High total investment return.



Delaware VIP (Reg. TM) Trust, advised by Delaware Management Company*


  o Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.

  o Emerging Markets Series (Service Class): Long-term capital appreciation.

  o High Yield Series (Service Class): Total return and, as a secondary objective, high current income.

  o Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.

  o REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.

  o Small Cap Value Series (Service Class): Capital appreciation.

  o Smid Cap Growth Series (Service Class): Long-term capital appreciation. (Sub-advised by Delaware Investments Advisory Services)

  o U.S. Growth Series (Service Class): Long-term capital appreciation. (Sub-advised by Delaware Investments Advisory Services)

  o Value Series (Service Class): Long-term capital appreciation.



DWS Investments VIT Funds, advised by Deutsche Investment Management Americas Inc. and sub-advised by Northern Trust Investments, Inc.


  o DWS Small Cap Index VIP Portfolio (Class A): To replicate as closely as possible, before the deduction of expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small US companies.



DWS Variable Series II, advised by Deutsche Investment Management Americas Inc.
    and sub-advised by RREEF America L.L.C.


  o DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.



Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and sub-advised by FMR Co., Inc.


  o Contrafund (Reg. TM) Portfolio (Service Class 2): Long-term capital appreciation.

  o Growth Portfolio (Service Class 2): To achieve capital appreciation.

  o Mid Cap Portfolio (Service Class 2): Long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund, by Templeton Global Advisors Limited for the Templeton Global Bond VIP Fund and the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.

  o Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
     (formerly Franklin Income Securities Fund)

  o Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
     (formerly Mutual Shares Securities Fund)

  o Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
     (formerly Templeton Global Bond Securities Fund)

  o Templeton Growth VIP Fund (Class 2): Long-term capital growth. (formerly Templeton Growth Securities Fund)
     (Sub-advised by Templeton Asset Management Limited)



Janus Aspen Series, advised by Janus Capital Management LLC


  o Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.

  o Enterprise Portfolio (Service Shares): Long-term growth of capital.

  o Global Research Portfolio (Service Shares): Long-term growth of capital.


Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.

  o ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
     (Subadvised by ClearBridge Investments, LLC)
     This fund will be available on or about May 19, 2014. Consult your financial advisor.



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.


  o LVIP American Century VP Mid Cap Value RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.

     (Sub-advised by BAMCO, Inc.)


  o LVIP BlackRock Emerging Markets RPM Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.
     (Sub-advised by BlackRock Investment Management, LLC)

  o LVIP BlackRock Equity Dividend RPM Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities. (Sub-advised by BlackRock Investment Management, LLC)

  o LVIP BlackRock Global Allocation V.I. RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.

     (Sub-advised by BlackRock Financial Management, Inc.)


  o LVIP Capital Growth Fund (Service Class): Capital growth.
     (Sub-advised by Wellington Management Company, LLP)

  o LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation. (Sub-advised by CBRE Clarion Securities LLC)

  o LVIP ClearBridge Variable Appreciation RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP Columbia Small-Mid Cap Growth RPM Fund (Service Class): Capital appreciation.
     (Sub-advised by Columbia Management Investment Advisers, LLC)

  o LVIP Delaware Bond Fund (Standard Class): Maximum current income (yield) consistent with a prudent investment strategy.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Diversified Floating Rate Fund (Service Class): Total return.

     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund (Service Class): Long-term capital growth.
     (Sub-advised by Delaware Management Company)*

  o LVIP Delaware Growth and Income Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Social Awareness Fund (Standard Class): To maximize long-term capital appreciation.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Special Opportunities Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by Delaware Management Company)*


  o LVIP Dimensional Non-U.S. Equity RPM Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP Dimensional U.S. Equity RPM Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with capital appreciation.

  o LVIP Franklin Mutual Shares VIP RPM Fund (Service Class): Capital appreciation; a fund of funds.
     (formerly LVIP Franklin Mutual Shares Securities RPM Fund)

  o LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.

     (Sub-advised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)


  o LVIP Invesco Diversified Equity-Income RPM Fund (Service Class): Capital appreciation and current income; a fund of funds.
     This fund will be available on or about May 19, 2014. Consult your financial advisor.

  o LVIP Invesco V.I. Comstock RPM Fund (Service Shares): Capital appreciation; a fund of funds.

  o LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
     (Sub-advised by J.P. Morgan Investment Management, Inc.)

  o LVIP JPMorgan Mid Cap Value RPM Fund (Service Class): Long-term capital appreciation.
     (Sub-advised by J.P. Morgan Investment Management, Inc.)

  o LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds

  o LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Managed Risk Profile Conservative Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.

  o LVIP Managed Risk Profile Growth Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds

  o LVIP Managed Risk Profile Moderate Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.

     (Sub-advised by Massachusetts Financial Services Company)


  o LVIP MFS International Growth RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP MFS Value Fund (Service Class): Capital appreciation.

     (Sub-advised by Massachusetts Financial Services Company)


  o LVIP Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (Sub-advised by Wellington Management Company, LLP)

  o LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.

     (Sub-advised by Mondrian Investment Partners Limited)


  o LVIP Money Market Fund (Service Class): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).

     (Sub-advised by Delaware Management Company)*

  o LVIP Multi-Manager Global Equity RPM Fund (Service Class): Long-term growth of capital; a fund of funds.
     This fund will be available on or about May 19, 2014. Consult your financial advisor.

  o LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
     (Sub-advised by Pacific Investment Management Company)
     This fund will be available on or about May 19, 2014. Consult your financial advisor.

  o LVIP SSgA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.

  o LVIP SSgA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.

  o LVIP SSgA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Global Tactical Allocation RPM Fund (Service Class): Long-term growth of capital; a fund of funds.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA International RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP SSgA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Large Cap RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP SSgA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class):
     A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA S&P 500 Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.**
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small U.S. companies. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Cap RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP SSgA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.

     (Sub-advised by T. Rowe Price Associates, Inc.)


  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.

     (Sub-advised by T. Rowe Price Associates, Inc.)


  o LVIP Templeton Growth RPM Fund (Service Class): Long-term capital growth. (Sub-advised by Templeton Investment Counsel, LLC)

  o LVIP UBS Large Cap Growth RPM Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital. (Sub-advised by UBS Global Asset Management (Americas), Inc.)

  o LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP VIP Contrafund (Reg. TM) RPM Portfolio (Service Class): Capital appreciation; a fund of funds.
     (Sub-advised by FMR CO., Inc.)

  o LVIP VIP Mid Cap RPM Portfolio (Service Class): Capital appreciation; a fund of funds.
     This fund will be available on or about May 19, 2014. Consult your financial advisor.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company


  o Core Equity Series (Service Class): Capital appreciation.

  o Growth Series (Service Class): Capital appreciation.

  o Utilities Series (Service Class): Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC.


  o Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.



PIMCO Variable Insurance Trust, advised by PIMCO


  o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio (Advisor Class):
Maximum real return.



Putnam Variable Trust, advised by Putnam Investment Management, LLC


  o Global Health Care Fund (Class IB): Capital appreciation.

     (Sub-advised by Putnam Advisory Company, LLC and Putnam Investments
Limited)


  o Growth & Income Fund (Class IB): Capital growth and current income.

     (Sub-advised by Putnam Investments Limited)

* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.

** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.


Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.

Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.

Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:
 o remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering Annuity Payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The risks we assume include:

 o the risk that Annuitants receiving Annuity Payouts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;

 o the risk that Death Benefits paid will exceed the actual Contract Value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA

For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:


                                               EEB rider
                                            (in combination         EEB rider          5% step-up
                                           with 5% step-up)   (without 5% step-up)   Death Benefit   EGMDB
                                          ------------------ ---------------------- --------------- ------
      Mortality and expense risk charge...       1.70%               1.65%              1.60%       1.45%
      Administrative charge..............         .15%               0.15%              0.15%       0.15%
                                                 ----                ----                ----       ----
      Total annual charge for each
       Subaccount........................        1.85%               1.80%              1.75%       1.60%

Surrender Charge


A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.



                                                      Number of contract anniversaries since
                                                          Purchase Payment was invested
                                              ------------------------------------------------------
                                                 0       1      2    3    4    5    6    7    8   9+
                                              ------- ------- ---- ---- ---- ---- ---- ---- ---- ---
      Surrender charge as a percentage of the
       surrendered or withdrawn Purchase
       Payments.............................. 8.50%   8.50%   8%   7%   6%   5%   4%   3%   2%   0%

A surrender charge does not apply to:
 o A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
 o Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments;
 o Purchase Payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE (Reg. TM) Advantage option;
 o A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
 o A surrender or withdrawal of any Purchase Payments as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, if such Purchase Payments were received by us more than 12 months prior to the admittance, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender of the contract as a result of the death of the Contractowner or Annuitant;
 o A surrender or withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested for any contract issued to Selling Group Individuals. For Selling Group Individuals, a reduced schedule of surrender charges applies;
 o A surrender or annuitization of Bonus Credits and Persistency Credits;
 o Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE (Reg. TM) Advantage option;

 o Regular Income Payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATER (Reg. TM) or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefits, or periodic payments made under any Annuity Payout option made available by us;

 o Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.

For purposes of calculating the surrender charge on withdrawals, we assume that:


1.The free amount will be withdrawn from Purchase Payments on a first in-first out "(FIFO)" basis.

2.Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted; then
  o from Bonus Credits.

3.On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and Persistency Credits until exhausted; then
  o from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
  o from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
  o from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.

We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.

If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Account Fee

During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to Selling Group Individuals.


Rider Charges


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.


Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage. The rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly)for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus was purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Discontinued Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.


The charge is applied to the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.


The annual rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge for your rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus Option riders are no longer available for purchase as of October 13, 2009.


Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage. The rider charge is currently equal to an annual rate of:

1) 0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, single life option (and also prior version of Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up) (the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or

3) 1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, joint life option (the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Discontinued Living Benefit Riders - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and the fixed side of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the Valuation Date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE (Reg. TM) Advantage or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.


All versions of this rider are no longer available for purchase.


4LATER (Reg. TM) Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment and any Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER (Reg. TM) rider charge multiplied by the Income Base will be deducted from the Subaccounts on every third month anniversary of the later of the 4LATER (Reg. TM) rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER (Reg. TM) rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) rider charge based on the Income Base immediately prior to the reset will be made on the Valuation Date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the Periodic Income Commencement Date, a pro-rata amount of the 4LATER (Reg. TM) rider charge will be deducted upon termination of the 4LATER (Reg.
TM) rider for any reason other than death. On the Periodic Income Commencement Date, a pro-rata deduction of the 4LATER (Reg. TM) rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.


This rider is no longer available for purchase.

i4LIFE (Reg. TM) Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE (Reg. TM) Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage becomes effective(or your initial Purchase Payment and Bonus Credit if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.

The annual rate of the i4LIFE (Reg. TM) Advantage charge during the Access Period is: 1.85% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; and 2.05% for the i4LIFE (Reg. TM) Advantage EGMDB. During the Lifetime Income Period, the charge for all Death Benefit options is 1.65%. This charge consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charges replace the Separate Account Annual Expenses for the base contract. If i4LIFE (Reg. TM) Advantage is elected at the issue of the contract i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE (Reg. TM) Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Charge. Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% (2.35% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; and 2.70% (2.55% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage EGMDB.

If you elect the joint life option, Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.70% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit and 2.90% for the i4LIFE (Reg. TM) Advantage EGMDB. These charges replace the Separate Account Annual Expenses for the base contract.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE (Reg. TM) Advantage section of this prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE (Reg. TM) Advantage charge will continue.


i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER (Reg. TM) Advantage. The 4LATER (Reg. TM) Guaranteed Income Benefit for purchasers who previously purchased 4LATER (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% for the i4LIFE (Reg. TM) Account Value Death Benefit; and 2.70% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.

On and after the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the Periodic Income Commencement Date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.

After the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15-year step-up period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the Periodic Income Commencement Date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.

The 4LATER (Reg. TM) Guaranteed Income Benefit is no longer available for purchase.


Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.35% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; and 2.55% for the i4LIFE (Reg. TM) Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.


The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.

The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.


Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.



Other Charges and Deductions

The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Market Value Adjustment if applicable. See Fixed Side of the Contract.

The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.



Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you directly or through your sales representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.


When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.


Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.



Purchase Payments

You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.


Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are a Contractowner, joint owner, or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.

If you elect a Living Benefit Rider (other than i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please see your contract or contact your registered representative for more information. If you elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Guaranteed Income Benefit has been elected.

These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE (Reg.
TM) Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. See the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.



Bonus Credits

In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner's cumulative Purchase Payments at the time each Purchase Payment is made according to the following scale:


Cumulative Purchase Payments     Bonus Credit %
------------------------------- ---------------
      Less than $100,000 .           3.00%
      $100,000-$999,999 .            4.00%
      $1,000,000 or greater .        5.00%

Your cumulative Purchase Payments at the time of a Purchase Payment are equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.

Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.

During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment ("subsequent Purchase Payment"), we may add a Bonus Credit ("additional Bonus Credit") to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.

We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. Similar products that do not offer Bonus Credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.


Persistency Credits

Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least 14 years, by 0.05%. This Persistency Credit will be allocated to the variable Subaccounts and the fixed Subaccounts in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.


There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.



Valuation Date

Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.

Allocation of Purchase Payments

Purchase Payments allocated to the variable account are placed into the VAA's Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments.

The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.


If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date.


The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of Accumulation Units

Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:

1.The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

2.The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.

The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.

Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE (Reg. TM) Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE (Reg. TM) Advantage Account Value). See i4LIFE (Reg. TM) Advantage.

The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.


A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit Value computed on the next Valuation Date.

There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date.


If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:
 o total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.

Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to Value Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Market Value Adjustment.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Telephone and Electronic Transactions

A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.


Market Timing

Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.


You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.


Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a Contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.


Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.

Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.

These provisions also apply during the i4LIFE (Reg. TM) Advantage Lifetime Income Period. See i4LIFE (Reg. TM) Advantage.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the Annuitant(s) will be the owner. The owner may name a joint owner.


As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Non-qualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant


The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us of the change, however we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts - Death Benefit. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.



Surrenders and Withdrawals

Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.


The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit Value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Market Value Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.

You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:

 o the Annuity Commencement Date;

 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.


We reserve the right to restrict access to this program at any time.


A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Market Value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the variable Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Market Value Adjustments. See Charges and Other Deductions - Surrender Charge and Fixed Side of the Contract - Market Value Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is available for amounts allocated to the fixed account, if applicable.


The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available unless the Contractowner had enrolled in this service prior to this date.


Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.


Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.


Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the Subaccounts. We will deduct any withdrawals you make from the Subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.


In order to maintain the model's specified Subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.



The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.


The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements and The Contracts - Discontinued Living Benefit Riders..


The models are as follows:
 o The Lincoln SSgA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in three equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   70% in three equity Subaccounts and 30% in one fixed income Subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in seven equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   60% in seven equity Subaccounts and 40% in one fixed income Subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   90% in seven equity Subaccounts and 10% in one fixed income Subaccount.
   This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Your registered representative will have more information on the specific investments of each model.


Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. You should consult with your registered representative to determine if this strategy is suitable for you. If you are seeking a more aggressive strategy, this strategy may not be appropriate for you.




                                             % of Contract Value
                                            --------------------
      Franklin Income VIP Fund.............         34%
      Franklin Mutual Shares VIP Fund......         33%
      LVIP Templeton Growth RPM Fund.......         33%


Death Benefit

The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.


 UPON DEATH OF:    AND...
Contractowner     There is a surviving joint owner
 Contractowner     There is no surviving joint owner
Contractowner     There is no surviving joint owner
                  and the Beneficiary predeceases the
                  Contractowner
 Annuitant         The Contractowner is living
Annuitant         The Contractowner is living
 Annuitant**       The Contractowner is a trust or
                  other non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
Contractowner     The Annuitant is living or deceased    joint owner
 Contractowner     The Annuitant is living or deceased    designated Beneficiary
Contractowner     The Annuitant is living or deceased    Contractowner's estate
 Annuitant         There is no contingent Annuitant       The youngest Contractowner
                                                         becomes the contingent Annuitant
                                                         and the contract continues. The
                                                         Contractowner may waive* this
                                                         continuation and receive the Death
                                                         Benefit proceeds.
Annuitant         The contingent Annuitant is living     contingent Annuitant becomes the
                                                         Annuitant and the contract continues
 Annuitant**       No contingent Annuitant allowed        designated Beneficiary
                  with non-natural Contractowner



* Notification from the Contractowner to select the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

** Death of Annuitant is treated like death of the Contractowner.

If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE (Reg. TM) Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.

You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.

You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.

Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.

If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.


A Death Benefit payable on the death of the Annuitant will not be paid if the Annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Annuitant.


Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
 o the Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments less the sum of all withdrawals, partial annuitizations and premium tax incurred; or
 o the highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) for ages up to, and including, the deceased's age 80. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest Contract Value is obtained.


5% Step-Up Death Benefit. This Death Benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up Death Benefit is in effect, the Death Benefit paid will be the greater of the Death Benefit under the EGMDB or the accumulation of all Purchase Payments minus the accumulation of all withdrawals. These Purchase Payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.

After a contract is issued, the Contractowner may discontinue the 5% Step-Up Death Benefit at any time by completing the Death Benefit Discontinuance form and sending it to us. The benefit will be discontinued as of the Valuation Date we receive the request, and the Death Benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated.


All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments reduced by the sum of all withdrawals; or
 o the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments and Bonus Credits made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date on a dollar for dollar basis; or
 o (Only if this rider is elected in combination with the 5% Step Up Death Benefit): The accumulation of all Purchase Payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB Death Benefit option is no longer available unless you had elected it prior to January 15, 2003; or
 o the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.

Contract earnings equal:
 o the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.


Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.

The EEB rider may not be available in all states. Please check with your registered representative regarding availability of this rider. The EEB rider can only be elected at the time the contract is purchased. The EEB Rider is not available if you have elected i4LIFE (Reg. TM) Advantage.


The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this Death Benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.

Whenever this ABE Death Benefit is in effect, the Death Benefit amount will be the greater of the Death Benefit chosen under the contract and this ABE Death Benefit. Any Death Benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in the prospectus).

Upon the death of any Contractowner, joint owner or Annuitant, the ABE Death Benefit will be equal to the sum of all Purchase Payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's Death Benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's Death Benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any Contractowner, joint owner or Annuitant who was not a Contractowner or Annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the Contract Value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a Contractowner, joint owner or Annuitant). If any Contractowner, joint owner or Annuitant is changed due to a death and the new Contractowner, joint owner or Annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new Contractowner, joint owner or Annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.

The ABE Death Benefit will terminate on the earliest of:
 o the Valuation Date the selected Death Benefit option of the contract is changed; or
 o the Annuity Commencement Date.


It is important to realize that even with the ABE Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.



General Death Benefit Information


Only one of these Death Benefit elections may be in effect at any one time (in addition to ABE). This benefit terminates if you elect i4LIFE (Reg. TM) Advantage or if you elect an annuitization option. i4LIFE (Reg. TM) Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE (Reg.
TM) Advantage - i4LIFE (Reg. TM) Advantage Death Benefit section of this prospectus for more information.


If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).


If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.

Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.

If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB and your total annual charge will be reduced to the EGMBD charge that was in effect at the time you purchased your contracts.


The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in Good Order, we require all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
 o If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or
 o If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary's life expectancy.

Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be "escheated". This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.

To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by filing a written request with our Home Office.

SecureLine (Reg. TM). As of February 3, 2014, SecureLine (Reg. TM) is no longer offered. Prior to February 3, 2014, in the case of a death of one of the parties to the annuity contract, if the recipient of the Death Benefit had elected a lump sum settlement and the Death Benefit was over

$10,000, the proceeds were placed into a SecureLine (Reg. TM) account in the recipient's name as the owner of the account. SecureLine (Reg. TM) is a service that helped the recipient manage the Death Benefit proceeds. With SecureLine (Reg. TM), an interest bearing account was established from the proceeds payable on a policy or contract administered by us. The recipient is the owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine (Reg. TM) account.


Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account. The balance in the recipient's SecureLine (Reg.
TM) account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient's account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient's SecureLine (Reg. TM) account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine (Reg.
TM) account is not necessarily that credited to the fixed account.

There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.


Investment Requirements


If you purchased a Living Benefit Rider (Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, Lincoln SmartSecuritySM Advantage, or Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage), you are subject to Investment Requirements, which means you are limited in how much you can invest in certain Subaccounts of your contract. Investment Requirements apply whether you purchase a Living Benefit Rider at contract issue, or if you add a Living Benefit Rider to an existing contract. The Living Benefit Rider you purchased and the date of purchase will determine which Investment Requirements Option applies to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchased i4LIFE (Reg. TM) without Guaranteed Income Benefit, you are not subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds' overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser's risk management strategy depends, in part, on the adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund's benefit. There is no guarantee that the strategy can achieve or maintain the fund's optimal risk targets. The fund's performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.

These funds are included under Investment Requirements in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds' current prospectuses. Fund prospectuses are available by contacting us.


Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchased the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.


The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchased. If you have not elected a Living Benefit Rider, the Investment Requirements will not apply to your contract.

 IF YOU ELECT...                                                    AND THE DATE OF ELECTION IS...
Lincoln Lifetime IncomeSM Advantage                                Between February 19, 2008 and January 19, 2009
                                                                   On or after January 20, 2009
 Lincoln SmartSecurity (Reg. TM) Advantage                          Prior to April 10, 2006
                                                                   April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
4LATER (Reg. TM) Advantage                                         April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    Prior to April 10, 2006
                                                                   On or after April 10, 2006
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    Between October 6, 2008 and January 19, 2009
                                                                   On or after January 20, 2009
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    On or after November 15, 2010



                                                                    YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                                   INVESTMENT REQUIREMENTS
Lincoln Lifetime IncomeSM Advantage                                Option 2
                                                                   Option 3
 Lincoln SmartSecurity (Reg. TM) Advantage                          N/A
                                                                   Option 1
                                                                   Option 3
4LATER (Reg. TM) Advantage                                         Option 1
                                                                   Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    N/A
                                                                   Option 1
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    Option 1
                                                                   Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    Option 2
                                                                   Option 3
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    Option 3

Investment Requirements - Option 1

No more than 35% of your Contract Value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following Subaccounts ("Limited Subaccounts") (Note: not all Subaccounts are available with all contracts):

 o AllianceBernstein VPS Global Thematic Growth Portfolio

 o AllianceBernstein VPS Small/Mid Cap Value Portfolio

 o American Funds Global Growth Fund
 o American Funds Global Small Capitalization Fund
 o American Funds International Fund
 o Delaware VIP (Reg. TM) Emerging Markets Series
 o Delaware VIP (Reg. TM) High Yield Series

 o Delaware VIP (Reg. TM) REIT Series

 o Delaware VIP (Reg. TM) Small Cap Value Series
 o Delaware VIP (Reg. TM) Smid Cap Growth Series

 o Fidelity (Reg. TM) VIP Mid-Cap Portfolio
 o Franklin Income VIP Fund
 o Franklin Mutual Shares VIP Fund
 o Invesco V.I. International Growth Fund
 o Janus Aspen Enterprise Portfolio
 o Janus Aspen Global Research Portfolio

 o LVIP Baron Growth Opportunities Fund
 o LVIP BlackRock Emerging Markets RPM Fund
 o LVIP Clarion Global Real Estate Fund
 o LVIP Columbia Small-Mid Cap Growth RPM Fund
 o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund
 o LVIP Delaware Special Opportunities Fund

 o LVIP Dimensional Non-U.S. Equity RPM Fund
 o LVIP JPMorgan High Yield Fund
 o LVIP JPMorgan Mid Cap Value RPM Fund

 o LVIP Managed Risk Profile 2040 Fund
 o LVIP MFS International Growth Fund

 o LVIP Mid-Cap Value Fund
 o LVIP Mondrian International Value Fund

 o LVIP Multi-Manager Global Equity RPM Fund
 o LVIP SSgA Developed International 150 Fund

 o LVIP SSgA Emerging Markets 100 Fund
 o LVIP SSgA International Index Fund
 o LVIP SSgA Small-Cap Index Fund
 o LVIP SSgA Small-Mid Cap 200 Fund
 o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
 o LVIP Templeton Growth RPM Fund
 o LVIP Vanguard International Equity ETF Fund

 o MFS (Reg. TM) VIT Growth Series

 o MFS (Reg. TM) VIT Utilities Series

 o Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

 o Putnam VT Global Health Care Fund

 o Templeton Growth VIP Fund

All other variable Subaccounts will be referred to as "Non-Limited Subaccounts" except DWS Alternative Asset Allocation VIP Portfolio, PIMCO VIT Commodity Real Return (Reg. TM) Strategy Portfolio and ClearBridge Variable Mid Cap Core Portfolio which are not available. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.


You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.

If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.


We may move Subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1.drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2.submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or

3.take no action and be subject to the quarterly rebalancing as described above.


Investment Requirements - Option 2

You can select the percentages of Contract Value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.


In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements, then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.


We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;

2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009.

4. for Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the Subaccount groups are as follows:



 Group 1                                                   Group 2
Investments must be at least 25% of Contract              Investments cannot exceed 75% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- -------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          All other Subaccounts except those in Group 3
 Delaware VIP (Reg. TM) High Yield Series                 and as discussed below.
 Delaware VIP (Reg. TM) Limited-Term Diversified Income
  Series
 LVIP BlackRock Inflation Protected Bond Fund
 LVIP Delaware Bond Fund
 LVIP Delaware Diversified Floating Rate Fund
 LVIP Dimensional/Vanguard Total Bond Fund
 LVIP Global Income Fund
 LVIP PIMCO Low Duration Bond Fund
 LVIP SSgA Bond Index Fund
 Templeton Global Bond VIP Fund



 Group 1                                                   Group 3
Investments must be at least 25% of Contract              Investments cannot exceed 10% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- ------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          Delaware VIP (Reg. TM) REIT Series
 Delaware VIP (Reg. TM) High Yield Series                 DWS Alternative Asset Allocation VIP Portfolio
 Delaware VIP (Reg. TM) Limited-Term Diversified Income   LVIP BlackRock Emerging Markets RPM Fund
  Series                                                  LVIP SSgA Emerging Markets 100 Fund
 LVIP BlackRock Inflation Protected Bond Fund
 LVIP Delaware Bond Fund
 LVIP Delaware Diversified Floating Rate Fund
 LVIP Dimensional/Vanguard Total Bond Fund
 LVIP Global Income Fund
 LVIP PIMCO Low Duration Bond Fund
 LVIP SSgA Bond Index Fund
 Templeton Global Bond VIP Fund



The PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio and the ClearBridge Variable Mid Cap Core Portfolio are not available. The fixed account is only available for dollar cost averaging.

To satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Templeton Growth RPM Fund 33% and Franklin Mutual Shares VIP Fund 33%).

o BlackRock Global Allocation V.I. Fund

o Delaware VIP (Reg. TM) Diversified Income Series
o Delaware VIP (Reg. TM) High Yield Series
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series

o Franklin Income VIP Fund
o LVIP BlackRock Global Allocation V.I. RPM Fund

o LVIP BlackRock Inflation Protected Bond Fund
o LVIP Delaware Bond Fund
o LVIP Delaware Diversified Floating Rate Fund
o LVIP Dimensional/Vanguard Total Bond Fund
o LVIP Global Income Fund

o LVIP Managed Risk Profile 2010 Fund
o LVIP Managed Risk Profile 2020 Fund
o LVIP Managed Risk Profile 2030 Fund
o LVIP Managed Risk Profile 2040 Fund

o LVIP Managed Risk Profile Conservative Fund
o LVIP Managed Risk Profile Growth Fund
o LVIP Managed Risk Profile Moderate Fund
o LVIP PIMCO Low Duration Bond Fund

o LVIP SSgA Bond Index Fund
o LVIP SSgA Global Tactical Allocation RPM Fund
o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund

o LVIP SSgA Moderately Aggressive Structured Allocation Fund
o Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Managed Risk Profile Moderate Fund, the LVIP Managed Risk Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund, the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Structured Conservative Model, and Lincoln SSgA Structured Moderate Model.

After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.


Investment Requirements - Option 3


For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.


You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.


In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg.
TM) Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.


We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements; or

2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.


At this time, the Subaccount groups are as follows:




 Group 1                                                   Group 2
Investments must be at least 30% of Contract              Investments cannot exceed 70% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- -------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          All other Subaccounts except those in Group 3
 Delaware VIP (Reg. TM) Limited-Term Diversified Income   and as described below.
  Series
 LVIP BlackRock Inflation Protected Bond Fund
 LVIP Delaware Bond Fund
 LVIP Delaware Diversified Floating Rate Fund
 LVIP Dimensional/Vanguard Total Bond Fund
 LVIP Global Income Fund
 LVIP PIMCO Low Duration Bond Fund
 LVIP SSgA Bond Index Fund
 Templeton Global Bond VIP Fund



 Group 1                                                   Group 3
Investments must be at least 30% of Contract              Investments cannot exceed 10% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- ------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          AllianceBernstein VPS Global Thematic Growth
 Delaware VIP (Reg. TM) Limited-Term Diversified Income   Portfolio
  Series                                                  Delaware VIP (Reg. TM) Emerging Markets Series
 LVIP BlackRock Inflation Protected Bond Fund             Delaware VIP (Reg. TM) REIT Series
 LVIP Delaware Bond Fund                                  DWS Alternative Asset Allocation VIP Portfolio
 LVIP Delaware Diversified Floating Rate Fund             LVIP BlackRock Emerging Markets RPM Fund
 LVIP Dimensional/Vanguard Total Bond Fund                LVIP Clarion Global Real Estate Fund
 LVIP Global Income Fund                                  LVIP SSgA Emerging Markets 100 Fund
 LVIP PIMCO Low Duration Bond Fund                        MFS (Reg. TM) VIT Utilities Series
 LVIP SSgA Bond Index Fund
 Templeton Global Bond VIP Fund



The PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio, Templeton Global Bond VIP Fund, ClearBridge Variable Mid Cap Core Portfolio and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Account Value among these Subaccounts, then the

Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions.

o BlackRock Global Allocation V.I. Fund
o Delaware VIP (Reg. TM) Diversified Income Series
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
o LVIP BlackRock Global Allocation V.I. RPM Fund
o LVIP BlackRock Inflation Protected Bond Fund
o LVIP Delaware Bond Fund
o LVIP Delaware Diversified Floating Rate Fund
o LVIP Dimensional/Vanguard Total Bond Fund
o LVIP Global Income Fund
o LVIP Managed Risk Profile 2010 Fund
o LVIP Managed Risk Profile 2020 Fund
o LVIP Managed Risk Profile Conservative Fund
o LVIP Managed Risk Profile Growth Fund

o LVIP Managed Risk Profile Moderate Fund
o LVIP PIMCO Low Duration Bond Fund
o LVIP SSgA Bond Index Fund

o LVIP SSgA Global Tactical Allocation RPM Fund
o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund
o LVIP SSgA Moderately Aggressive Structured Allocation Fund

o Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Managed Risk Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund or the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSgA Conservative Index Model and the Lincoln SSgA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.




Living Benefit Riders

The following Living Benefit Riders may be purchased for an additional charge: i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit. Upon election of i4LIFE (Reg. TM) Advantage, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.

The benefits and features of the optional Living Benefit Riders are separate and distinct from the protection sub-strategies of the funds offered under this contract. The riders do not guarantee the investment results of the funds.



i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charge.


i4LIFE (Reg. TM) Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE (Reg. TM) Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE (Reg. TM) Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE (Reg.
TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the

Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE (Reg. TM) Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charge.

i4LIFE (Reg. TM) Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE (Reg. TM) Advantage election form to our Home Office. When you elect i4LIFE (Reg. TM) Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on non-qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.

When you elect i4LIFE (Reg. TM) Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE (Reg.
TM) Advantage, unless you elect a less expensive Death Benefit option. If you had previoulsy elected an EEB Death Benefit or a 5% Step-up Death Benefit, you must elect a new Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE (Reg. TM) Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.


Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.



We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for non-qualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage is effective(or your initial Purchase Payment and Bonus Credit if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.


Regular Income Payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period.

When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes can only be made on Periodic Income Commencement Date anniversaries.


Regular Income Payments are not subject to any applicable surrender charges or Market Value Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.


The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.

The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.


Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.


For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment.


For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.


Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime

Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life (if living);
  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.


The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.


Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.

During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
  o the Account Value as of the Valuation Date on which we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals, if any. Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, and other withdrawals, if any, reduce the Death Benefit on a dollar for dollar basis.

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage; or
  o the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted on a dollar for dollar basis.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.

We will look at the Contract Value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.


All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.


Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value Death Benefit.

For non-qualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse Beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible Contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all Contractowners, joint owners and Annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the Contractowners, joint owners and Annuitants of this contract must have been owner(s) or Annuitants of the prior contract(s).

Upon the death of any Contractowner, joint owner or Annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's Death Benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's Death Benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new Contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the Valuation Date the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

A Guaranteed Income Benefit (version 4) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

Contractowners may purchase the Guaranteed Income Benefit at any time in the future as long as the Guaranteed Income Benefit is available. We reserve the right to discontinue offering i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (Annuity Payout rider). Refer to the 4LATER (Reg. TM) Advantage section for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.


Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned a Living Benefit Rider will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg.
TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE (Reg. TM) Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit at the time you purchase i4LIFE (Reg. TM) Advantage by indicating that you do not want the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE (Reg. TM) Advantage. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg.
TM) Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE (Reg. TM) Advantage - General i4LIFE (Reg. TM) Provisions for an example.


There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. You may elect Guaranteed Income Benefit (version 3) if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit Rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version
4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity (Reg. TM) Advantage purchasers use the date of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts.

 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections on or after May
                                   20, 2013.


              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                         Percentage of Account              Age              Percentage of Account
                         Value, Income Base or      (younger of you and      Value, Income Base or
         Age               Guaranteed Amount*        your spouse's age)       Guaranteed Amount*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.00%                  Under age 40                 2.00%
       40 - 54                  2.50%                    40 - 54                    2.50%
  55 - under 591/2              3.00%                55 - under 591/2               3.00%
     591/2 - 64                 3.50%                   591/2 - 69                  3.50%
       65 - 69                  4.00%                    70 - 74                    4.00%
       70 - 74                  4.50%                      75+                      4.50%
         75+                    5.00%

*Purchasers of Lincoln SmartSecurity (Reg. TM) Advantage (regardless of rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Contractowners who elected Lincoln SmartSecurity (Reg. TM) Advantage will receive the currently available version of the Guaranteed Income Benefit.


Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.



If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts on a pro-rata basis according to your investment allocations.


If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.


The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:


    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190

The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For non-qualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.


The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 3.5% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for Elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts

- i4LIFE (Reg. TM) Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.



8/1/2013 Amount of initial Regular Income Payment...............................  $  4,801
8/1/2013 Account Value at election of Guaranteed Income Benefit (version 4).....  $100,000
8/1/2013 Initial Guaranteed Income Benefit (3.5% times $100,000 Account Value) .  $  4,000
8/1/2014 Recalculated Regular Income Payment....................................  $  6,000
8/1/2014 Guaranteed Income Benefit after step-up (75% of $6,000) .                $  4,500


The Contractowner's Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.


At the time of a step-up of the Guaranteed Income Benefit the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.


The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).


Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 (unless version 3 is available for election at any time per the terms of a Living Benefit Rider) on contracts purchased prior to June 30, 2009. For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.


The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.


At the time of a reset of the step-up period the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.


The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.


At the time of a reset of the 15-year step-up period the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.


The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.


Lincoln SmartSecurity (Reg. TM) Advantage. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner's age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner's age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).


The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity (Reg. TM) Advantage may be used to calculate the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections table above. The example assumes an annual payment mode has been elected.



           Account Value (equals Contract Value on date i4LIFE (Reg. TM) Advantage
    with Guaranteed Income Benefit (version 4) is elected)........................    $100,000
           Guaranteed Amount/Income Base on date i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit (version 4) is elected..............................    $140,000
           Amount of initial Regular Income Payment...............................    $  5,411   per year
           Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed
    Amount/Income Base which is greater than $100,000 Account
    Value)........................................................................    $  6,300

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See Lincoln Lifetime IncomeSM - i4LIFE (Reg. TM) Advantage Option for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.
  o The minimum Access Period required for Guaranteed Income Benefit (version
     4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in 4LATER (Reg. TM) Guaranteed Income Benefit.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
  o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
  o upon written notice to us; or
  o assignment of the contract; or
  o failure to comply with Investment Requirements.

A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage Regular Income Payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


Availability. Guaranteed Income Benefit (version 4) is available with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts issued prior to June 30, 2009. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The Market Value Adjustment may apply.


The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:


        i4LIFE (Reg. TM) Regular Income Payment before Withdrawal.....    $  1,200
        Guaranteed Income Benefit before Withdrawal...................    $    900
        Account Value at time of Additional Withdrawal................    $150,000
        Additional Withdrawal.........................................    $ 15,000   (a 10% withdrawal)


     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90

     Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The Market Value Adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage Death Benefit will terminate and you will receive the EGMDB option. Upon termination, we will stop assessing the charge for i4LIFE (Reg.
TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.



Discontinued Living Benefit Riders

The following Living Benefit Riders are unavailable for purchase as of October 13, 2009. This section contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders prior to October 13, 2009. The riders described below, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity (Reg. TM) Advantage, and 4LATER (Reg. TM) Advantage offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum Annuity Payout (4LATER (Reg. TM) Advantage). You may not own more than one Living Benefit Rider at a time. If you own a Living Benefit Rider, you will be subject to Investment Requirements (see Investment Requirements). Terms and conditions may change after the contract is purchased pursuant to the terms of your contract.



Lincoln Lifetime IncomeSM Advantage


The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders are no longer available for purchase.


The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/
Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.

This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option under Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments plus applicable Bonus Credits made within 90 days of rider election) over your Contract Value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to the LVIP Protected Profile Conservative Fund (a fund of funds) or to one of the following models: Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are: LVIP Moderate Profile Fund, the LVIP Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer Contract Value out of these Subaccounts/models to any other Subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to Investment Requirements.

We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (or your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse's) death.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Guaranteed

Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives.


Additional Purchase Payments and any Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:


    Initial Purchase Payment...................    $100,000
    Additional Purchase Payment in Year 2......    $ 95,000   No change to charge
    Additional Purchase Payment in Year 3......    $ 50,000   Charge will be the then current charge
    Additional Purchase Payment in Year 4......    $ 25,000   Charge will be the then current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, and applicable Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.


5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments and any applicable Bonus Credits received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.



Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal Amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Guaranteed Amount = $104,000

Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Guaranteed Amount = $119,600

Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Guaranteed Amount = $130,000

On the first Benefit Year anniversary, the Guaranteed Amount will never be less than $135,980 ($119,600 times 1.05% = $125,580 plus $10,400). The $10,000
Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the Contract Value limits the 5% Enhancement as follows:

   a.The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 591/2 or older or the Contractowner and spouse (joint life option) are age 65 or older.

   b.If the Contractowner/Annuitant (single life option) is under age 591/2 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a.the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and

   b.the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 591/2 (single life) or 65 (joint life):


                                                                     Potential for   Length of 5%
                                             Contract   Guaranteed     Charge to     Enhancement
                                               Value      Amount         Change         Period
                                            ---------- ------------ --------------- -------------
      Initial Purchase Payment $50,000 + 3%
       Bonus Credit........................  $51,500      $51,500         No              10
      1st Benefit Year Anniversary.........  $54,000      $54,075         No               9
      2nd Benefit Year Anniversary.........  $53,900      $56,779         No               8
      3rd Benefit Year Anniversary.........  $57,000      $59,618         No               7
      4th Benefit Year Anniversary.........  $64,000      $64,000        Yes              10

On the 1st Benefit Year anniversary, the 5% Enhancement increased the Guaranteed Amount to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement period began.

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. For Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

     1)any withdrawal was made prior to age 591/2 (single life) or age 65 (joint life);

     2)an Excess Withdrawal (defined below) has occurred; or

   3)cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,400 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).

If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions
(RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial Purchase Payment at age 55 = $200,000; Bonus Credit of $8,000; Guaranteed Amount =$208,000; Initial Maximum Annual Withdrawal amount = $10,400.

After 10 years, at age 65, the Guaranteed Amount is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $374,400 ($208,000 initial Guaranteed Amount reduced by the two $10,400 withdrawals times 200%), the Guaranteed Amount is increased to $374,400.

The 200% Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option)as long as you are at least age 591/2 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under the joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 591/2 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician;

an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b.5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:

     1.the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2.the Maximum Annual Withdrawal amount will remain the same.

The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 591/2 and the Contractowner and spouse (joint life) are both older than 65):


                                                             Contract   Guaranteed    Maximum Annual
                                                               Value      Amount     Withdrawal Amount
                                                            ---------- ------------ ------------------
      Initial Purchase Payment $50,000 + 3% Bonus Credit     $51,500      $51,500         $2,575
      1st Benefit Year anniversary.........................  $54,000      $54,000         $2,700
      2nd Benefit Year anniversary.........................  $51,000      $51,300         $2,700
      3rd Benefit Year anniversary.........................  $57,000      $57,000         $2,850
      4th Benefit Year anniversary.........................  $64,000      $64,000         $3,200

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1.Lincoln's automatic withdrawal service is used to calculate and pay the RMD;

     2.The RMD calculation must be based only on the value in this contract;
   and

     3.No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an

RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1.The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2.The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3.The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,102 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,200 (5% of the initial Guaranteed Amount of $104,000)

After a $12,000 Withdrawal ($5,200 is within the Maximum Annual Withdrawal amount, $6,800 is the Excess Withdrawal):

The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,200:

Contract Value = $54,800
Guaranteed Amount = $79,800

The Contract Value is reduced by the $6,800 Excess Withdrawal and the Guaranteed Amount is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)

Contract Value = $48,000
Guaranteed Amount = $69,898 ($79,800 X 12.41% = $9,902; $79,800 - $9,902 =
$69,898)
Maximum Annual Withdrawal amount = $3,494.89 (5% of $69,898)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Maximum Annual Withdrawal amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charges. Withdrawals attributed to bonus credits are not subject to surrender charges.

Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the Contractowner, is age 591/2 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

   1.The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);


     2.The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;

   3.The 5% Enhancement to the Guaranteed Amount is not available until after the next Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary. (See the 5% Enhancement section above); and

     4.The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:
 o $100,000 Purchase Payment + $4,000 Bonus Credit
 o $104,000 Guaranteed Amount
 o A 10% market decline results in a Contract Value of $93,600
 o $5,200 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $98,444 ($104,000 reduced by 5.34% ($5,000/ $93,600) and the new Maximum Annual
Withdrawal amount is $4,922 (5% times $98,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions - Surrender Charges.

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount, (plus any Purchase Payments and applicable Bonus Credits made within 90 days of the rider effective date) over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.

You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.

If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial Purchase Payment of $100,000 with a 4% Bonus Credit of $4,000; Initial Guaranteed Amount of $104,000.

On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $14,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to the LVIP Protected Profile Conservative Fund (a fund of funds) or to one of the following models: Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Plus Option prior to January 20, 2009, your only investment options until the seventh Benefit Year anniversary are the LVIP Moderate Profile Fund, the LVIP Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer Contract Value out of these Subaccounts/models to any other Subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.

If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

Impact of Divorce on Joint Life Option. After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
 o on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the Contractowner or Annuitant is changed (except if the surviving spouse under the joint life option assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the death under the single life option or the death of the surviving spouse under the joint life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM)Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage will provide a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln

Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg.
TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the single life option or age 65 for joint life option, will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 591/2 for single life or age 65 for joint life will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:

Contract Value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a)Contract Value $80,000

     b)Sum of Purchase Payments $100,000

     c)Highest anniversary Contract Value $150,000

Withdrawal of $9,000 will impact the Death Benefit calculations as follows:

     a)$80,000 - $9,000 = $71,000 (Reduction $9,000)

     b)$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
   $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c)$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
   The entire $9,000 withdrawal reduces the Death Benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.

Lincoln Lifetime IncomeSM Advantage is no longer available for purchase.


Lincoln SmartSecurity (Reg. TM) Advantage


The Lincoln SmartSecurity (Reg. TM) Advantage rider is no longer available for purchase. Lincoln SmartSecurity (Reg. TM) Advantage provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or

Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two different options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):

     Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the Contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.

If you own this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements in this prospectus.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.


Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elected the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the benefit after we issued the contract, the Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amounts of all Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the Annuitant).



Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the Contractowner or joint owner is still living; and

b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.

After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each Contractowner and Annuitant is under age 81; and

b. the Contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):


                                                            Contract Value   Guaranteed Amount
                                                           ---------------- ------------------
      Initial Purchase Payment $50,000 (3% Bonus Credit) .      $51,500           $51,500
      1st Benefit Year anniversary........................      $54,000           $54,000
      2nd Benefit Year anniversary........................      $53,900           $54,000
      3rd Benefit Year anniversary........................      $57,000           $57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% bonus credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Market Value Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code
Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:

1. The Guaranteed Amount is reduced to the lesser of:
  o the Contract Value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $29,400 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
 Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400
- $7,000 = $75,400).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.


Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges and a Market Value Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Market Value Adjustment calculation.


Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a. the Contractowner (and spouse if applicable) is age 65;
b. the contract is currently within a ten-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new ten-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the annuitant must be alive and under age 81); and
c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased an annuity with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).

If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.

If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.

If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the Death Benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o Upon termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE (Reg. TM) Advantage.


4LATER (Reg. TM) Advantage


4LATER (Reg. TM) Advantage (or "4LATER (Reg. TM)") is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. You must elect i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders will limit how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge. The 4LATER (Reg. TM) Advantage rider is no longer available for purchase.



4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the Purchase Payments and any Bonus Credits. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER (Reg. TM) Effective Date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any Purchase Payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.

Example:


        Initial Purchase Payment and corresponding Bonus Credit............    $104,000
        Purchase Payment and corresponding Bonus Credit 60 days later......    $ 10,400
                                                                               --------
        Income Base........................................................    $114,400
        Future Income Base (during the 1st Waiting Period).................    $131,560   ($114,400 x 115%)
        Income Base (after 1st Waiting Period).............................    $131,560
        New Future Income Base (during 2nd Waiting Period).................    $151,294   ($131,560 x 115%)

Any Purchase Payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit on a pro-rata basis for the number of full years remaining in the current Waiting Period.

Example:


   Income Base....................................................    $104,000
   Purchase Payment and corresponding Bonus Credit in Year 2......    $ 10,400
                                                                      --------
   New Income Base................................................    $114,400
   Future Income Base (during 1st Waiting Period-Year 2)..........    $130,520   ($104,000 x 115%) + ($10,400 x 100%) +
                                                                                 (10,400 x 15% x 1/3)
   Income Base (after 1st Waiting Period).........................    $130,520
   New Future Income Base (during 2nd Waiting Period).............    $150,098   (130,520 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.

After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

Example:


   Income Base.................................  $104,000   Maximum Income Base...................  $208,000
   Purchase Payment and corresponding Bonus
    Credit in Year 2...........................  $ 10,400   Increase to Maximum Income Base.......  $ 20,800
   New Income Base.............................  $114,400   New Maximum Income Base...............  $228,800
   Future Income Base after Purchase Payment...  $130,520   Maximum Income Base...................  $228,800
   Income Base (after 1st Waiting Period)......  $130,520
   Future Income Base (during 2nd Waiting Period)$150,098   Maximum Income Base...................  $228,800
   Contract Value in Year 4....................  $112,000
   Withdrawal of 10%...........................  $ 11,200
   After Withdrawal (10% adjustment)
   Contract Value..............................  $100,800
   Income Base.................................  $117,468
   Future Income Base..........................  $135,088   Maximum Income Base...................  $205,920

Resets of the Income Base to the current Contract Value ("Resets"). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg.
TM) Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

NOTE: If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.


4LATER (Reg. TM) Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) rider. If the Contract Value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment.

If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:


    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.

If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.

The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period occurred.

Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit is currently the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to the election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage Regular Income Payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change.

The following is an example of what happens when you extend the Access Period:

Assume:
i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years
Current i4LIFE (Reg. TM) Advantage Regular Income Payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692

Extend Access Period 5 years:
i4LIFE (Reg. TM) Advantage Regular Income Payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage Regular Income Payment = $5,355
- $6,375 = 84%
New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781


General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) rider is attached;
 o the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
 o the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
 o the last day that you can elect i4LIFE (Reg. TM) Advantage (age 85 for qualified contracts and age 99 for non-qualified contracts).

After the Periodic Income Commencement Date, the 4LATER (Reg. TM) rider will terminate due to any of the following events:
 o the death of the Annuitant (or, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
 o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.

A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate the 4LATER (Reg. TM) rider on or after the Periodic Income Commencement Date, you cannot re-elect it.



Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 90th birthday. However, you must elect to receive Annuity Payouts by the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.

You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options

The annuity options outlined below do not apply to Contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.


Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
 o the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.

The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.


General Information

Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days' notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:

 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable Annuity Payouts will be determined using:
 o The Contract Value on the Annuity Commencement Date, less any surrender charges on Purchase Payments made within twelve months of annuitization and applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

3.Calculate the value of the Annuity Units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.



Fixed Side of the Contract
Purchase Payments, Bonus Credits and Persistency Credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 3.00% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Market

Value Adjustment (see Market Value Adjustment and Charges and Other Deductions). The Market Value Adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3.00% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.

ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time.


Guaranteed Periods

The fixed account is divided into separate Guaranteed Periods which credit guaranteed interest.

You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Market Value Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Market Value Adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
 o fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.

Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.


Market Value Adjustment

Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity (Reg. TM) Advantage or Regular Income Payments under i4LIFE (Reg. TM) Advantage) will be subject to the Market Value Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Market Value Adjustment. The Market Value Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Market Value Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the Market Value Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment's surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Market Value Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Market Value Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.

The Market Value Adjustment is calculated by multiplying the transaction amount by:


  (1+A)n
---------
          -1
  (1+B)n

where:

   A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjustment to "B" will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no market value adjustment.

     N = the number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

     See the SAI for examples of the application of the market value adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
 o no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
 o the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).


At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.



Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect Contractowners.

If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.



Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a

Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer "non-cash compensation", as defined under FINRA's rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.


Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.10% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.

Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2013 is contained in the SAI.

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.



Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("Code"), Treasury Regulations and applicable IRS guidance to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings

Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the Code must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with Treasury regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.

Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered "adequately diversified."


Restrictions


The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.



Loss Of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner's spouse at the time first covered by the contract.


Age At Which Annuity Payouts Begin

The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract's Purchase Payments, Bonus Credits, Persistency Credits and earnings. If Annuity Payouts under the contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the contract will not be treated as an annuity for purposes of the Code. In that event, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.


Tax Treatment Of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.


Taxation Of Withdrawals And Surrenders


You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.



Taxation Of Annuity Payouts, Including Regular Income Payments

The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.


Taxation Of Death Benefits

We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.

Death prior to the Annuity Commencement Date:

 o If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
 o If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.

Death after the Annuity Commencement Date:
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
 o If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.


Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the Code),
 o you receive from an immediate annuity,
 o a Beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Unearned Income Medicare Contribution

Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code "D" in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.


Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and Assignments

Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.


Gifting A Contract

If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your Contract's Value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner's Purchase Payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits

Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.

Special Considerations for Same-Sex Spouses

The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.



Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.


Types of Qualified Contracts and Terms of Contracts

Qualified retirement plans may include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)


Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code's requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant's specific circumstances (e.g., the participant's compensation).
 o Minimum annual distributions are required under some qualified retirement plans once you reach age 701/2 or retire, if later as described below.
 o Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.


Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70 1/2 or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.



Federal Penalty Tax on Early Distributions from Qualified Retirement Plans

The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
 o Distribution received on or after the Annuitant reaches 591/2
 o Distribution received on or after the Annuitant's death or because of the Annuitant's disability (as defined in the Code)
 o Distribution received as a series of substantially equal periodic payments based on the Annuitant's life (or life expectancy), or
 o Distribution received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Unearned Income Medicare Contribution

Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.


Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


The IRS issued Announcement 2014-15 following the Tax Court's decision in Bobrow v. Commissioner, T.C. Memo. 2014-21. In the Announcement, the IRS stated its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.



Death Benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home Office at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the Bonus Credits, less any Bonus Credits paid into the contract by us. In addition, if the Contract Value on the date of cancellation is less than the sum of Purchase Payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the Bonus Credits. No surrender charges or market value adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value, excluding the Bonus Credits during the free-look period.


For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.


State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.


A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
 o deduction of the account fee and rider charges;
 o crediting of persistency credits, if applicable;
 o any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service; and
 o any transfer or withdrawal under dollar cost averaging, AWS, or the cross-reinvestment service.



Other Information

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.



Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.


After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding Legal Proceedings.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N



Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Market Value Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements


For a free copy of the SAI complete the form below.







                Statement of Additional Information Request Card
                           Lincoln ChoicePlusSM Bonus
                    Lincoln Life Variable Annuity Account N










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Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlusSM Bonus.


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Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

                      (This page intentionally left blank)

Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.



                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
ABVPSF Global Thematic Growth
2004  .       N/A        N/A        N/A          9.320     9.620         4
2005  .      10.707    10.894         1*         9.620     9.793         2
2006  .      10.894    11.591         1*         9.793    10.424         2
2007  .      11.591    13.643         1*        10.424    12.276        10
2008  .      13.643     7.036         1*        12.276     6.334         2
2009  .       7.036    10.577         1*         6.334     9.526         2
2010  .      10.577    12.313         1*         9.526    11.095         2
2011  .      12.313     9.257         1*        11.095     8.346         2
2012  .       9.257    10.291         1*         8.346     9.283         2
2013  .      10.291    12.418         1*         9.283    11.207         2
---------    ------    ------       ---         ------    ------        --
ABVPSF Growth and Income(1)
2004  .      11.202    12.231         9         10.253    11.200        26
2005  .      12.231    12.558        11         11.200    11.506        27
2006  .      12.558    14.422        12         11.506    13.220        20
2007  .      14.422    14.846        12         13.220    13.615        20
2008  .      14.846     8.643        11         13.615     7.930        19
2009  .       8.643    10.211        10          7.930     9.374        19
2010  .      10.211    11.307         5          9.374    10.385        19
2011  .      11.307    11.773         5         10.385    10.819        18
2012  .      11.773    13.551         5         10.819    12.458        14
2013  .      13.551    15.826         4         12.458    14.553        14
---------    ------    ------       ---         ------    ------        --
ABVPSF International Value(2)
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
ABVPSF Large Cap Growth
2004  .       N/A        N/A        N/A          9.832    10.462         1*
2005  .       N/A        N/A        N/A         10.462    11.801         1*
2006  .      12.306    11.487         1*        11.801    11.516         1*
2007  .      11.487    12.812         1*        11.516    12.851         7
2008  .      12.812     7.568         1*         N/A        N/A        N/A
2009  .       7.568    10.186         1*         N/A        N/A        N/A
2010  .      10.186    10.983         1*         N/A        N/A        N/A
2011  .      10.983    10.431         1*         N/A        N/A        N/A
2012  .      10.431    11.891         1*         N/A        N/A        N/A
2013  .      11.891    15.990         1*         N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
ABVPSF Small/Mid Cap Value
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
ABVPSF Global Thematic Growth
2004  .       3.930     4.058       107          3.896     4.029        409
2005  .       4.058     4.133        65          4.029     4.110        361
2006  .       4.133     4.402        57          4.110     4.384        294
2007  .       4.402     5.187        84          4.384     5.173        278
2008  .       5.187     2.677        60          5.173     2.674        286
2009  .       2.677     4.029        49          2.674     4.030        213
2010  .       4.029     4.695        41          4.030     4.704        123
2011  .       4.695     3.533        14          4.704     3.545        106
2012  .       3.533     3.932        14          3.545     3.951        112
2013  .       3.932     4.749         9          3.951     4.780         94
---------     -----     -----       ---          -----     -----        ---
ABVPSF Growth and Income(1)
2004  .      10.223    11.173       203         10.256    11.226      1,156
2005  .      11.173    11.483       174         11.226    11.556        847
2006  .      11.483    13.201       144         11.556    13.304        685
2007  .      13.201    13.603       110         13.304    13.729        557
2008  .      13.603     7.927        93         13.729     8.013        462
2009  .       7.927     9.375        76          8.013     9.490        392
2010  .       9.375    10.391        60          9.490    10.535        313
2011  .      10.391    10.830        52         10.535    10.997        247
2012  .      10.830    12.478        49         10.997    12.689        205
2013  .      12.478    14.578        48         12.689    14.833        196
---------    ------    ------       ---         ------    ------      -----
ABVPSF International Value(2)
2006  .      11.093    11.836         2         10.155    11.846         30
2007  .      11.836    12.279         9         11.846    12.309         58
2008  .      12.279     5.637        11         12.309     5.659         45
2009  .       5.637     7.442         8          5.659     7.482         34
2010  .       7.442     7.627         5          7.482     7.680         28
2011  .       7.627     6.039         3          7.680     6.089         27
2012  .       6.039     6.776         3          6.089     6.843         13
2013  .       6.776     7.454         3          6.843     7.532         13
---------    ------    ------       ---         ------    ------      -----
ABVPSF Large Cap Growth
2004  .       5.167     5.501        89          5.160     5.502        460
2005  .       5.501     6.208        64          5.502     6.218        450
2006  .       6.208     6.062        61          6.218     6.080        311
2007  .       6.062     6.767        40          6.080     6.798        206
2008  .       6.767     4.002        33          6.798     4.026        179
2009  .       4.002     5.392        27          4.026     5.432        137
2010  .       5.392     5.819        18          5.432     5.872         79
2011  .       5.819     5.531        16          5.872     5.590         51
2012  .       5.531     6.312        15          5.590     6.389         49
2013  .       6.312     8.497        14          6.389     8.615         51
---------    ------    ------       ---         ------    ------      -----
ABVPSF Small/Mid Cap Value
2004  .      15.122    17.694         1*        15.174    17.781         73
2005  .      17.694    18.540         1*        17.781    18.660          9
2006  .      18.540    20.806         3         18.660    20.971         16
2007  .      20.806    20.758         3         20.971    20.954         14
2008  .      20.758    13.106         5         20.954    13.250         18
2009  .      13.106    18.372         5         13.250    18.602         23
2010  .      18.372    22.854         4         18.602    23.174         13
2011  .      22.854    20.521         4         23.174    20.840          9
2012  .      20.521    23.889         4         20.840    24.297          6
2013  .      23.889    32.310         2         24.297    32.910         12
---------    ------    ------       ---         ------    ------      -----

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
American Century VP Inflation Protection(3)
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A         10.395    10.368         1*
2006  .      10.167    10.330         1*        10.368    10.344         1*
2007  .      10.330    11.105         1*        10.344    11.125         1*
2008  .      11.105    10.727         1*        11.125    10.752        46
2009  .      10.727    11.608         1*        10.752    11.641        46
2010  .      11.608    11.977         1*        11.641    12.016        46
2011  .      11.977    13.138         1*         N/A        N/A        N/A
2012  .      13.138    13.850         1*         N/A        N/A        N/A
2013  .      13.850    13.540         1*        13.910    13.601       407
---------    ------    ------       ---         ------    ------       ---
American Funds Global Growth
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A         13.420    10.181         1*
2009  .       N/A        N/A        N/A         10.181    14.230         1*
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A         15.818    16.824         2
2013  .       N/A        N/A        N/A         16.824    21.345         2
---------    ------    ------       ---         ------    ------       ---
American Funds Global Small Capitalization
2004  .      14.964    17.758         1*        13.338    15.836         1*
2005  .      17.758    21.852         2         15.836    19.496         1*
2006  .      21.852    26.611         3         19.496    23.755         1*
2007  .      26.611    31.721         2         23.755    28.330         1*
2008  .      31.721    14.473         2         28.330    12.932         1*
2009  .      14.473    22.916         2         12.932    20.487         1*
2010  .      22.916    27.539         2         20.487    24.632         1*
2011  .      27.539    21.858         2          N/A        N/A        N/A
2012  .      21.858    25.358         1*         N/A        N/A        N/A
2013  .      25.358    31.933         1*         N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
American Funds Growth
2004  .      12.258    13.537        19         10.780    11.911        54
2005  .      13.537    15.441        23         11.911    13.593        54
2006  .      15.441    16.706        23         13.593    14.715        46
2007  .      16.706    18.425        19         14.715    16.237        60
2008  .      18.425    10.134        19         16.237     8.935        40
2009  .      10.134    13.869        14          8.935    12.234        39
2010  .      13.869    16.158        12         12.234    14.260        39
2011  .      16.158    15.184         7         14.260    13.407        37
2012  .      15.184    17.572         7         13.407    15.524        34
2013  .      17.572    22.443         7         15.524    19.837        30
---------    ------    ------       ---         ------    ------       ---
American Funds Growth-Income
2004  .      11.785    12.769        16         10.982    11.905        56
2005  .      12.769    13.266        17         11.905    12.375        53
2006  .      13.266    15.003        19         12.375    14.002        51
2007  .      15.003    15.470        18         14.002    14.446        51
2008  .      15.470     9.439        18         14.446     8.818        44
2009  .       9.439    12.160        13          8.818    11.366        43
2010  .      12.160    13.302        11         11.366    12.439        42
2011  .      13.302    12.819         4         12.439    11.993        41
2012  .      12.819    14.784         4         11.993    13.839        34
2013  .      14.784    19.375         4         13.839    18.145        31
---------    ------    ------       ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
American Century VP Inflation Protection(3)
2004  .      10.048    10.398         8         10.000    10.407        169
2005  .      10.398    10.377        19         10.407    10.402         98
2006  .      10.377    10.357        24         10.402    10.398         92
2007  .      10.357    11.145        20         10.398    11.206        117
2008  .      11.145    10.776        25         11.206    10.851        190
2009  .      10.776    11.674        30         10.851    11.772        217
2010  .      11.674    12.056        31         11.772    12.176        171
2011  .      12.056    13.239        22         12.176    13.390        143
2012  .      13.239    13.970        32         13.390    14.151        130
2013  .      13.970    13.662        27         14.151    13.847        118
---------    ------    ------        --         ------    ------        ---
American Funds Global Growth
2004  .       N/A        N/A        N/A         10.000    11.269          7
2005  .      11.039    12.621         1*        11.269    12.652         18
2006  .      12.621    14.935        34         12.652    14.994         44
2007  .      14.935    16.856        34         14.994    16.947         67
2008  .      16.856    10.204        37         16.947    10.275         56
2009  .      10.204    14.270        37         10.275    14.390         57
2010  .      14.270    15.669        36         14.390    15.825         42
2011  .      15.669    14.029        36         15.825    14.190         29
2012  .      14.029    16.896        36         14.190    17.116         28
2013  .      16.896    21.447        12         17.116    21.759         23
---------    ------    ------       ---         ------    ------        ---
American Funds Global Small Capitalization
2004  .       8.468    10.059        35          8.562    10.186        613
2005  .      10.059    12.390        47         10.186    12.566        294
2006  .      12.390    15.104        52         12.566    15.341        287
2007  .      15.104    18.022        48         15.341    18.333        243
2008  .      18.022     8.231        43         18.333     8.385        182
2009  .       8.231    13.046        34          8.385    13.311        137
2010  .      13.046    15.693        22         13.311    16.036        110
2011  .      15.693    12.468        15         16.036    12.760         81
2012  .      12.468    14.479        13         12.760    14.840         61
2013  .      14.479    18.252        10         14.840    18.734         48
---------    ------    ------       ---         ------    ------        ---
American Funds Growth
2004  .       7.199     7.958       642          7.165     7.933      3,989
2005  .       7.958     9.087       578          7.933     9.071      3,443
2006  .       9.087     9.841       561          9.071     9.839      3,141
2007  .       9.841    10.865       485          9.839    10.878      2,727
2008  .      10.865     5.982       404         10.878     5.998      2,164
2009  .       5.982     8.195       320          5.998     8.229      1,827
2010  .       8.195     9.557       261          8.229     9.612       1377
2011  .       9.557     8.989       222          9.612     9.055      1,048
2012  .       8.989    10.414       206          9.055    10.505        875
2013  .      10.414    13.314       174         10.505    13.451        746
---------    ------    ------       ---         ------    ------      -----
American Funds Growth-Income
2004  .      10.978    11.906       620         11.024    11.975      2,478
2005  .      11.906    12.382       556         11.975    12.472      2,059
2006  .      12.382    14.017       430         12.472    14.140      1,925
2007  .      14.017    14.469       357         14.140    14.617      1,671
2008  .      14.469     8.836       288         14.617     8.940      1,302
2009  .       8.836    11.396       237          8.940    11.547      1,062
2010  .      11.396    12.478       199         11.547    12.663        815
2011  .      12.478    12.037       172         12.663    12.233        570
2012  .      12.037    13.896       154         12.233    14.144        457
2013  .      13.896    18.229       127         14.144    18.583        429
---------    ------    ------       ---         ------    ------      -----

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
American Funds International
2004  .   11.991      14.045          8        11.319    13.265          9
2005  .   14.045      16.753          9        13.265    15.830         10
2006  .   16.753      19.567          9        15.830    18.498         10
2007  .   19.567      23.054          9        18.498    21.806         24
2008  .   23.054      13.098          9        21.806    12.395         10
2009  .   13.098      18.396          8        12.395    17.418          9
2010  .   18.396      19.365          7        17.418    18.344          9
2011  .   19.365      16.355          5        18.344    15.501          8
2012  .   16.355      18.931          5        15.501    17.951          8
2013  .   18.931      22.604          5        17.951    21.445          7
--------- ------      ------          -        ------    ------         --
BlackRock Global Allocation V.I.
2009  .   N/A           N/A         N/A         N/A        N/A         N/A
2010  .   N/A           N/A         N/A        11.558    12.460          1*
2011  .   N/A           N/A         N/A        12.460    11.792          1*
2012  .   N/A           N/A         N/A        11.792    12.736          1*
2013  .   N/A           N/A         N/A        12.736    14.313          1*
--------- ------      ------        ---        ------    ------        ---
Delaware VIP Diversified Income
2004  .   N/A           N/A         N/A         N/A        N/A         N/A
2005  .   10.858      10.597          2         N/A        N/A         N/A
2006  .   10.597      11.190          4         N/A        N/A         N/A
2007  .   11.190      11.799          9        11.374    11.820          1*
2008  .   11.799      11.015          8        11.820    11.041         46
2009  .   11.015      13.696          6        11.041    13.735         44
2010  .   13.696      14.503          4        13.735    14.551         44
2011  .   14.503      15.113          3        14.551    15.171          2
2012  .   15.113      15.856          3        15.171    15.925          2
2013  .   15.856      15.344          3        15.925    15.418          1*
--------- ------      ------        ---        ------    ------        ---
Delaware VIP Emerging Markets
2004  .   N/A           N/A         N/A         N/A        N/A         N/A
2005  .   25.710      32.081          1*       23.491    29.327          1*
2006  .   32.081      39.937          1*       29.327    36.526          1*
2007  .   39.937      54.303          1*       36.526    49.690          1*
2008  .   54.303      25.756          1*       49.690    23.579          1*
2009  .   25.756      44.922          1*       23.579    41.147          1*
2010  .   44.922      52.130          1*       41.147    47.773          1*
2011  .   52.130      40.939          1*        N/A        N/A         N/A
2012  .   40.939      45.890          1*        N/A        N/A         N/A
2013  .   45.890      49.490          1*        N/A        N/A         N/A
--------- ------      ------        ---        ------    ------        ---
Delaware VIP High Yield
2004  .   12.982      14.531          1*       12.541    14.045          2
2005  .   14.531      14.742          1*       14.045    14.256          2
2006  .   14.742      16.236          2        14.256    15.708          2
2007  .   16.236      16.345          2        15.708    15.821          7
2008  .   16.345      12.126          2        15.821    11.743          1*
2009  .   12.126      17.695          2        11.743    17.145          1*
2010  .   17.695      19.961          1*       17.145    19.350          1*
2011  .   19.961      20.051          1*       19.350    19.448          1*
2012  .   20.051      23.100          1*       19.448    22.416          2
2013  .   23.100      24.712          1*       22.416    23.993          2
--------- ------      ------        ---        ------    ------        ---
Delaware VIP Limited-Term Diversified Income
2005  .   N/A           N/A         N/A         N/A        N/A         N/A
2006  .   N/A           N/A         N/A         N/A        N/A         N/A
2007  .   N/A           N/A         N/A         N/A        N/A         N/A
2008  .   N/A           N/A         N/A         N/A        N/A         N/A
2009  .   N/A           N/A         N/A        11.132    11.220          1*
2010  .   11.196      11.462          5        11.220    11.494          1*
2011  .   11.462      11.540          4        11.494    11.577          7
2012  .   11.540      11.614          4        11.577    11.658          1*
2013  .   11.614      11.250          4        11.658    11.298          1*
--------- ------      ------        ---        ------    ------        ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
American Funds International
2004  .       6.831     8.009       311          6.896     8.098      1,351
2005  .       8.009     9.563       296          8.098     9.683      1,178
2006  .       9.563    11.180       298          9.683    11.338      1,106
2007  .      11.180    13.186       271         11.338    13.392        927
2008  .      13.186     7.499       226         13.392     7.628        780
2009  .       7.499    10.543       191          7.628    10.740        647
2010  .      10.543    11.109       165         10.740    11.334        461
2011  .      11.109     9.392       143         11.334     9.596        355
2012  .       9.392    10.882       132          9.596    11.135        276
2013  .      10.882    13.006       105         11.135    13.329        244
---------    ------    ------       ---         ------    ------      -----
BlackRock Global Allocation V.I.
2009  .      10.084    11.562         3         10.098    11.573          7
2010  .      11.562    12.470         5         11.573    12.501         28
2011  .      12.470    11.808         5         12.501    11.854         32
2012  .      11.808    12.759         5         11.854    12.829         43
2013  .      12.759    14.346         8         12.829    14.446         36
---------    ------    ------       ---         ------    ------      -----
Delaware VIP Diversified Income
2004  .      10.253    10.865        10         10.000    10.875        122
2005  .      10.865    10.614        15         10.875    10.639        177
2006  .      10.614    11.219        24         10.639    11.263        199
2007  .      11.219    11.842        42         11.263    11.906        251
2008  .      11.842    11.066        37         11.906    11.143        333
2009  .      11.066    13.773        36         11.143    13.889        303
2010  .      13.773    14.599        30         13.889    14.744        240
2011  .      14.599    15.229        23         14.744    15.403        189
2012  .      15.229    15.993        23         15.403    16.201        180
2013  .      15.993    15.492        41         16.201    15.717        129
---------    ------    ------       ---         ------    ------      -----
Delaware VIP Emerging Markets
2004  .      15.205    19.280         1*        14.430    19.378          9
2005  .      19.280    24.082         7         19.378    24.241         42
2006  .      24.082    30.010         7         24.241    30.253         43
2007  .      30.010    40.845        10         30.253    41.238         45
2008  .      40.845    19.392         6         41.238    19.608         37
2009  .      19.392    33.857         4         19.608    34.285         28
2010  .      33.857    39.329         4         34.285    39.886         21
2011  .      39.329    30.916         2         39.886    31.401         16
2012  .      30.916    34.690         2         31.401    35.287         12
2013  .      34.690    37.449         2         35.287    38.150         14
---------    ------    ------       ---         ------    ------      -----
Delaware VIP High Yield
2004  .      10.619    11.899       114         10.676    11.980        457
2005  .      11.899    12.083        75         11.980    12.184        329
2006  .      12.083    13.321        62         12.184    13.453        305
2007  .      13.321    13.424        54         13.453    13.576        214
2008  .      13.424     9.968        57         13.576    10.097        160
2009  .       9.968    14.561        62         10.097    14.771        175
2010  .      14.561    16.442        51         14.771    16.705        107
2011  .      16.442    16.534        39         16.705    16.823         72
2012  .      16.534    19.067        38         16.823    19.429         68
2013  .      19.067    20.418        33         19.429    20.837         68
---------    ------    ------       ---         ------    ------      -----
Delaware VIP Limited-Term Diversified Income
2005  .       N/A        N/A        N/A         10.000     9.973          1*
2006  .       N/A        N/A        N/A          9.973    10.240          7
2007  .       N/A        N/A        N/A         10.240    10.504          5
2008  .      10.249    10.166         2         10.504    10.270         20
2009  .      10.166    11.247         7         10.270    11.379         70
2010  .      11.247    11.526        25         11.379    11.680         58
2011  .      11.526    11.616        23         11.680    11.788         62
2012  .      11.616    11.703        11         11.788    11.894         49
2013  .      11.703    11.347         7         11.894    11.550         55
---------    ------    ------       ---         ------    ------      -----

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Delaware VIP REIT
2004  .      14.390    18.518         3         13.976    17.994         6
2005  .      18.518    19.425         5         17.994    18.885         6
2006  .      19.425    25.233         4         18.885    24.544         6
2007  .      25.233    21.258         5         24.544    20.688         6
2008  .      21.258    13.505         4         20.688    13.149         6
2009  .      13.505    16.338         3         13.149    15.915         5
2010  .      16.338    20.306         3         15.915    19.791         5
2011  .      20.306    22.051         1*        19.791    21.502         5
2012  .      22.051    25.242         1*        21.502    24.626         6
2013  .      25.242    25.255         1*        24.626    24.652         6
---------    ------    ------         -         ------    ------         -
Delaware VIP Small Cap Value
2004  .      15.175    18.049        13         14.144    16.831         7
2005  .      18.049    19.339        15         16.831    18.043         6
2006  .      19.339    22.000        14         18.043    20.537         6
2007  .      22.000    20.120        14         20.537    18.791        12
2008  .      20.120    13.812        14         18.791    12.906         6
2009  .      13.812    17.838        13         12.906    16.677         5
2010  .      17.838    23.101        13         16.677    21.607         5
2011  .      23.101    22.316        11         21.607    20.884         3
2012  .      22.316    24.894        11         20.884    23.308         3
2013  .      24.894    32.544        11         23.308    30.486         4
---------    ------    ------        --         ------    ------        --
Delaware VIP Smid Cap Growth(4)
2004  .      13.272    14.633         3         11.783    12.998         3
2005  .      14.633    15.172         3         12.998    13.483         3
2006  .      15.172    15.986         4         13.483    14.214         3
2007  .      15.986    17.334         4         14.214    15.420         9
2008  .      17.334     9.042         4         15.420     8.048         3
2009  .       9.042    13.703         3          8.048    12.202         3
2010  .      16.263    18.387         3         14.487    16.382         3
2011  .      18.387    19.476         3         16.382    17.360         3
2012  .      19.476    21.167         3         17.360    18.877         3
2013  .      21.167    29.294         3         18.877    26.138         3
---------    ------    ------        --         ------    ------        --
Delaware VIP U.S. Growth
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A          9.911    11.137         1*
2006  .       N/A        N/A        N/A         11.137    11.163         1*
2007  .       N/A        N/A        N/A         11.163    12.321         1*
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          6.984     9.708         1*
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A         12.618    13.018         1*
2013  .       N/A        N/A        N/A         13.018    17.189         1*
---------    ------    ------       ---         ------    ------       ---
Delaware VIP Value
2004  .       N/A        N/A        N/A         10.348    11.646         2
2005  .       N/A        N/A        N/A         11.646    12.101         2
2006  .       N/A        N/A        N/A         12.101    14.713         2
2007  .       N/A        N/A        N/A         14.713    14.018         2
2008  .       N/A        N/A        N/A         14.018     9.146         1*
2009  .       N/A        N/A        N/A          9.146    10.568         1*
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A         13.375    14.438         2
2013  .       N/A        N/A        N/A         14.438    18.913         2
---------    ------    ------       ---         ------    ------       ---
DWS Alternative Asset Allocation
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A         11.477    12.642         3
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Delaware VIP REIT
2004  .      15.401    19.839        82         15.436    19.913        374
2005  .      19.839    20.832        72         19.913    20.941        310
2006  .      20.832    27.088        71         20.941    27.270        270
2007  .      27.088    22.844        61         27.270    23.032        197
2008  .      22.844    14.526        44         23.032    14.668        157
2009  .      14.526    17.591        38         14.668    17.790        121
2010  .      17.591    21.886        31         17.790    22.166         68
2011  .      21.886    23.790        21         22.166    24.131         47
2012  .      23.790    27.260        20         24.131    27.692         37
2013  .      27.260    27.302        23         27.692    27.776         36
---------    ------    ------        --         ------    ------        ---
Delaware VIP Small Cap Value
2004  .      16.751    19.944        96         16.735    19.955        481
2005  .      19.944    21.390        76         19.955    21.435        417
2006  .      21.390    24.358        77         21.435    24.445        347
2007  .      24.358    22.299        62         24.445    22.412        283
2008  .      22.299    15.323        45         22.412    15.424        213
2009  .      15.323    19.810        37         15.424    19.970        168
2010  .      19.810    25.679        33         19.970    25.926        113
2011  .      25.679    24.832        29         25.926    25.109         91
2012  .      24.832    27.729        27         25.109    28.079         67
2013  .      27.729    36.286        25         28.079    36.800         62
---------    ------    ------        --         ------    ------        ---
Delaware VIP Smid Cap Growth(4)
2004  .       6.706     7.401       192          6.740     7.450      1,202
2005  .       7.401     7.681       159          7.450     7.744        764
2006  .       7.681     8.101       133          7.744     8.180        621
2007  .       8.101     8.793       114          8.180     8.892        506
2008  .       8.793     4.591        94          8.892     4.650        447
2009  .       4.591     6.965        81          4.650     7.065        364
2010  .       8.272     9.355        68          8.401     9.503        254
2011  .       9.355     9.919        53          9.503    10.091        171
2012  .       9.919    10.791        53         10.091    10.995        144
2013  .      10.791    14.949        46         10.995    15.254        126
---------    ------    ------       ---         ------    ------      -----
Delaware VIP U.S. Growth
2004  .       9.806     9.928         3          9.841     9.978         11
2005  .       9.928    11.161        11          9.978    11.235         16
2006  .      11.161    11.194         2         11.235    11.284         11
2007  .      11.194    12.360         4         11.284    12.479         16
2008  .      12.360     6.940         2         12.479     7.017         13
2009  .       6.940     9.749         1*         7.017     9.872          9
2010  .       9.749    10.877         1*         9.872    11.031          8
2011  .      10.877    11.490         1*        11.031    11.670          3
2012  .      11.490    13.092         4         11.670    13.317         19
2013  .      13.092    17.296         1*        13.317    17.620          8
---------    ------    ------       ---         ------    ------      -----
Delaware VIP Value
2004  .      10.942    12.320        46         10.959    12.358        162
2005  .      12.320    12.808        35         12.358    12.866        172
2006  .      12.808    15.580        38         12.866    15.675        200
2007  .      15.580    14.851        30         15.675    14.964        164
2008  .      14.851     9.694        20         14.964     9.783        108
2009  .       9.694    11.208        19          9.783    11.327        100
2010  .      11.208    12.701         8         11.327    12.855         66
2011  .      12.701    13.636         7         12.855    13.823         59
2012  .      13.636    15.334         8         13.823    15.567         52
2013  .      15.334    20.097         8         15.567    20.433         53
---------    ------    ------       ---         ------    ------      -----
DWS Alternative Asset Allocation
2009  .       N/A        N/A        N/A         11.272    11.491          1*
2010  .       N/A        N/A        N/A         11.491    12.683         16
2011  .       N/A        N/A        N/A         12.683    12.093         15
2012  .      12.307    12.938         4         12.093    13.015          1*
2013  .      12.938    12.808         4         13.015    12.905          1*
---------    ------    ------       ---         ------    ------      -----

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
DWS VIT Equity 500 Index(1)
2004  .      10.814    11.741         2         10.069    10.937         9
2005  .      11.741    12.064         2         10.937    11.244         9
2006  .      12.064    13.681         2         11.244    12.758         4
2007  .      13.681    14.142         2         12.758    13.194         4
2008  .      14.142     8.725         1*        13.194     8.144         3
2009  .       8.725    10.819         1*         8.144    10.104         3
2010  .       N/A        N/A        N/A         10.104    11.383         3
2011  .       N/A        N/A        N/A         11.383    11.385         3
2012  .       N/A        N/A        N/A         11.385    12.938         3
2013  .      13.833    16.178        12         12.938    15.134         3
---------    ------    ------       ---         ------    ------         -
DWS VIT Small Cap Index(5)
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Contrafund
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .      13.799    15.803         1*        13.826    15.841         1*
2006  .      15.803    17.287         1*        15.841    17.337         1*
2007  .      17.287    19.906         2         17.337    19.974         1*
2008  .      19.906    11.199         1*        19.974    11.242         1*
2009  .      11.199    14.892         1*        11.242    14.958         1*
2010  .      14.892    17.094         1*        14.958    17.178         2
2011  .      17.094    16.313         1*        17.178    16.402         1*
2012  .      16.313    18.599         1*         N/A        N/A        N/A
2013  .      18.599    23.910         1*         N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Equity-Income(1)
2004  .      11.514    12.573         5         10.689    11.678        10
2005  .      12.573    13.030         1*        11.678    12.108         7
2006  .      13.030    15.340         1*        12.108    14.263         7
2007  .      15.340    15.251         1*        14.263    14.186         7
2008  .      15.251     8.561         1*        14.186     7.968         6
2009  .       8.561    10.916         1*         7.968    10.164         6
2010  .      10.916    12.314         1*        10.164    11.472         6
2011  .      12.314    12.168         1*        11.472    11.341         5
2012  .      12.168    13.982         1*        11.341    13.039         5
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Growth
2004  .       N/A        N/A        N/A          9.526     9.648         5
2005  .       N/A        N/A        N/A          9.648     9.997         2
2006  .      11.308    11.489         1*         9.997    10.464         2
2007  .      11.489    14.286         1*        10.464    13.017         2
2008  .      14.286     7.389         1*        13.017     6.736         2
2009  .       7.389     9.282         1*         6.736     8.467         3
2010  .       9.282    11.286         1*         8.467    10.300         2
2011  .      11.286    11.076         1*        10.300    10.113         2
2012  .      11.076    12.439         1*        10.113    11.363         2
2013  .      12.439    16.607         1*        11.363    15.178         1*
---------    ------    ------       ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
DWS VIT Equity 500 Index(1)
2004  .       7.452     8.099       107          7.442     8.100       647
2005  .       8.099     8.330        96          8.100     8.344       574
2006  .       8.330     9.456        81          8.344     9.486       425
2007  .       9.456     9.784        72          9.486     9.830       382
2008  .       9.784     6.043        69          9.830     6.080       307
2009  .       6.043     7.501        67          6.080     7.558       296
2010  .       7.501     8.454        55          7.558     8.532       211
2011  .       8.454     8.460        47          8.532     8.551        99
2012  .       8.460     9.618        42          8.551     9.736       100
2013  .       9.618    11.253        41          9.736    11.398        94
---------     -----    ------       ---          -----    ------       ---
DWS VIT Small Cap Index(5)
2004  .      13.600    15.737         3         13.646    15.814        15
2005  .      15.737    16.123         4         15.814    16.226        15
2006  .      16.123    18.614         3         16.226    18.762        13
2007  .      18.614    17.944         3         18.762    18.113        11
2008  .      17.944    11.616         2         18.113    11.743         7
2009  .      11.616    14.447         2         11.743    14.627        11
2010  .      14.447    17.944         1*        14.627    18.195         4
2011  .      17.944    16.854         1*        18.195    17.115         4
2012  .      16.854    19.253         1*        17.115    19.581         4
2013  .      19.253    26.229         1*        19.581    26.716         4
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Contrafund
2004  .      12.239    13.849         3         12.278    13.915        71
2005  .      13.849    15.876        29         13.915    15.975       117
2006  .      15.876    17.384        35         15.975    17.519       152
2007  .      17.384    20.038        38         17.519    20.224       142
2008  .      20.038    11.284        28         20.224    11.406       184
2009  .      11.284    15.022        27         11.406    15.206       165
2010  .      15.022    17.259        20         15.206    17.498       112
2011  .      17.259    16.488        16         17.498    16.741        71
2012  .      16.488    18.817        15         16.741    19.134        61
2013  .      18.817    24.214        20         19.134    24.659        50
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Equity-Income(1)
2004  .      10.517    11.496       111         10.570    11.571       296
2005  .      11.496    11.926        90         11.571    12.022       252
2006  .      11.926    14.054        79         12.022    14.188       234
2007  .      14.054    13.986        65         14.188    14.141       219
2008  .      13.986     7.859        53         14.141     7.958       165
2009  .       7.859    10.031        48          7.958    10.172       136
2010  .      10.031    11.327        34         10.172    11.504        92
2011  .      11.327    11.204        30         11.504    11.396        63
2012  .      11.204    12.887        29         11.396    13.128        66
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Growth
2004  .       6.016     6.096        95          6.047     6.137       482
2005  .       6.096     6.320        65          6.137     6.372       397
2006  .       6.320     6.619        39          6.372     6.683       335
2007  .       6.619     8.238        43          6.683     8.330       302
2008  .       8.238     4.265        45          8.330     4.320       208
2009  .       4.265     5.363        38          4.320     5.440       179
2010  .       5.363     6.528        36          5.440     6.631       126
2011  .       6.528     6.412        29          6.631     6.524       105
2012  .       6.412     7.209        28          6.524     7.345        97
2013  .       7.209     9.634        49          7.345     9.831        76
---------    ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Fidelity VIP Mid Cap
2005  .       N/A        N/A        N/A         10.095    11.554         1*
2006  .      13.126    12.746         1*        11.554    12.756         1*
2007  .      12.746    14.431         1*        12.756    14.450         1*
2008  .      14.431     8.556         1*        14.450     8.571         1*
2009  .       N/A        N/A        N/A          8.571    11.764         1*
2010  .       N/A        N/A        N/A         11.764    14.856         1*
2011  .       N/A        N/A        N/A         14.856    13.007         1*
2012  .       N/A        N/A        N/A         13.007    14.636         1*
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Overseas(6)
2004  .      11.945    13.288         1*        11.960    13.311         1*
2005  .      13.288    15.494         1*        13.311    15.529         2
2006  .      15.494    17.913         1*        15.529    17.962         2
2007  .      17.913    20.584         1*        17.962    20.650         2
2008  .      20.584    11.324         1*        20.650    11.366         2
2009  .      11.324    14.031         1*        11.366    14.090         2
2010  .      14.031    15.541         1*        14.090    15.614         2
2011  .      15.541    12.610         1*        15.614    12.676         1*
2012  .      12.610    14.902         1*        12.676    14.987         1*
2013  .      14.902    16.617         1*        14.987    16.716         1*
---------    ------    ------       ---         ------    ------       ---
FTVIPT Franklin Income Securities
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A         10.205     7.894         1*
2009  .       N/A        N/A        N/A          7.894    10.512         1*
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2004  .      11.591    12.684         1*        11.607    12.708         2
2005  .      12.684    13.048         3         12.708    13.079         2
2006  .      13.048    13.922         4         13.079    13.962         2
2007  .      13.922    15.203         3         13.962    15.255         8
2008  .      15.203     8.582         3         15.255     8.616         1*
2009  .       8.582    12.096         2          8.616    12.149         1*
2010  .      12.096    15.155         1*        12.149    15.229         1*
2011  .      15.155    14.158         1*        15.229    14.234         1*
2012  .      14.158    15.407         1*        14.234    15.498         1*
2013  .      15.407    17.940         1*        15.498    18.049         1*
---------    ------    ------       ---         ------    ------       ---
FTVIPT Mutual Shares Securities
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          9.615     7.066         1*
2009  .       N/A        N/A        N/A          7.066     8.748         1*
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
FTVIPT Templeton Global Bond Securities
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A         12.165    12.425         1*
2009  .       N/A        N/A        N/A         12.425    14.484         1*
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Fidelity VIP Mid Cap
2005  .       9.976    11.559        12         10.000    11.568        25
2006  .      11.559    12.767        18         11.568    12.796        53
2007  .      12.767    14.470        17         12.796    14.524        48
2008  .      14.470     8.587        30         14.524     8.632        52
2009  .       8.587    11.793        19          8.632    11.872        58
2010  .      11.793    14.899        13         11.872    15.022        38
2011  .      14.899    13.052        11         15.022    13.179        31
2012  .      13.052    14.693        10         13.179    14.859        28
2013  .      14.693    19.617         8         14.859    19.869        22
---------    ------    ------        --         ------    ------        --
Fidelity VIP Overseas(6)
2004  .       7.317     8.147        14          7.355     8.202       174
2005  .       8.147     9.510        25          8.202     9.588       214
2006  .       9.510    11.005        27          9.588    11.113       161
2007  .      11.005    12.659        28         11.113    12.801       100
2008  .      12.659     6.971        26         12.801     7.060        70
2009  .       6.971     8.646        12          7.060     8.770        56
2010  .       8.646     9.586        14          8.770     9.738        37
2011  .       9.586     7.786        11          9.738     7.921        26
2012  .       7.786     9.210        10          7.921     9.384        16
2013  .       9.210    10.274        10          9.384    10.474        17
---------    ------    ------        --         ------    ------       ---
FTVIPT Franklin Income Securities
2006  .       N/A        N/A        N/A         10.539    11.225        15
2007  .      11.800    11.435        11         11.225    11.462       112
2008  .      11.435     7.904         6         11.462     7.935       124
2009  .       7.904    10.531         2          7.935    10.589       150
2010  .      10.531    11.660         2         10.589    11.741        82
2011  .      11.660    11.731         2         11.741    11.830        72
2012  .      11.731    12.986         5         11.830    13.116        44
2013  .      12.986    14.540        26         13.116    14.707        37
---------    ------    ------       ---         ------    ------       ---
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2004  .       6.327     6.930        75          6.359     6.977       860
2005  .       6.930     7.136        52          6.977     7.195       454
2006  .       7.136     7.622        45          7.195     7.696       388
2007  .       7.622     8.331        42          7.696     8.425       338
2008  .       8.331     4.708        33          8.425     4.768       275
2009  .       4.708     6.642        31          4.768     6.737       237
2010  .       6.642     8.330        24          6.737     8.461       132
2011  .       8.330     7.790        23          8.461     7.925        88
2012  .       7.790     8.485        22          7.925     8.645        79
2013  .       8.485     9.884        22          8.645    10.076        75
---------    ------    ------       ---         ------    ------       ---
FTVIPT Mutual Shares Securities
2006  .      10.887    11.260         1*        10.418    11.270        32
2007  .      11.260    11.450        11         11.270    11.477        49
2008  .      11.450     7.076         6         11.477     7.104        54
2009  .       7.076     8.764         5          7.104     8.812        47
2010  .       8.764     9.576         3          8.812     9.643        52
2011  .       9.576     9.312         4          9.643     9.391        38
2012  .       9.312    10.454         7          9.391    10.558        19
2013  .      10.454    13.176         7         10.558    13.327        14
---------    ------    ------       ---         ------    ------       ---
FTVIPT Templeton Global Bond Securities
2005  .       9.978     9.867         3          9.811     9.876         3
2006  .       9.867    10.934        10          9.876    10.960        15
2007  .      10.934    11.927        12         10.960    11.973        81
2008  .      11.927    12.447        24         11.973    12.514       128
2009  .      12.447    14.517        21         12.514    14.617       118
2010  .      14.517    16.326        15         14.617    16.463       102
2011  .      16.326    15.903        12         16.463    16.061        83
2012  .      15.903    17.982        11         16.061    18.187        68
2013  .      17.982    17.958        13         18.187    18.190        50
---------    ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
FTVIPT Templeton Growth Securities
2004  .       N/A        N/A        N/A         10.793    12.299         1*
2005  .      13.197    14.103         2         12.299    13.151         2
2006  .      14.103    16.864         2         13.151    15.733         2
2007  .      16.864    16.944         2         15.733    15.815         2
2008  .      16.944     9.593         2         15.815     8.959         2
2009  .       9.593    12.346         1*         8.959    11.536         2
2010  .      12.346    13.016         1*        11.536    12.168         2
2011  .      13.016    11.886         1*        12.168    11.117         2
2012  .      11.886    14.127         1*        11.117    13.219         2
2013  .      14.127    18.142         1*        13.219    16.984         1*
---------    ------    ------       ---         ------    ------         -
Invesco V.I. American Franchise
2006  .       N/A        N/A        N/A         11.639    11.466         1*
2007  .       N/A        N/A        N/A         11.466    12.615         1*
2008  .       N/A        N/A        N/A         12.615     7.125         1*
2009  .       N/A        N/A        N/A          7.125     8.473         1*
2010  .       N/A        N/A        N/A          8.473     9.611         1*
2011  .       N/A        N/A        N/A          9.611     8.692         1*
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Invesco V.I. Core Equity
2006  .      10.752    11.592         1*        10.057    10.846         2
2007  .      11.592    12.303         1*        10.846    11.518         2
2008  .      12.303     8.437         1*        11.518     7.902         1*
2009  .       N/A        N/A        N/A          7.902     9.958         1*
2010  .       N/A        N/A        N/A          9.958    10.715         1*
2011  .       N/A        N/A        N/A         10.715    10.517         1*
2012  .       N/A        N/A        N/A         10.517    11.763         1*
2013  .       N/A        N/A        N/A         11.763    14.932         1*
---------    ------    ------       ---         ------    ------       ---
Invesco V.I. International Growth
2004  .       N/A        N/A        N/A         10.444    12.720         2
2005  .       N/A        N/A        N/A         12.720    14.733         2
2006  .       N/A        N/A        N/A         14.733    18.556         2
2007  .       N/A        N/A        N/A         18.556    20.908         2
2008  .       N/A        N/A        N/A         20.908    12.243         1*
2009  .       N/A        N/A        N/A         12.243    16.262         1*
2010  .       N/A        N/A        N/A         16.262    18.027         1*
2011  .       N/A        N/A        N/A         18.027    16.511         1*
2012  .       N/A        N/A        N/A         16.511    18.736         1*
2013  .       N/A        N/A        N/A         18.736    21.900         1*
---------    ------    ------       ---         ------    ------       ---
Janus Aspen Global Research
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A         13.244    14.024         1*
---------    ------    ------       ---         ------    ------       ---
Janus Aspen Series Balanced
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
FTVIPT Templeton Growth Securities
2004  .      10.287    11.728        18         10.340    11.807       101
2005  .      11.728    12.547        14         11.807    12.649        88
2006  .      12.547    15.018        13         12.649    15.163        84
2007  .      15.018    15.104        14         15.163    15.273        86
2008  .      15.104     8.560        13         15.273     8.669        74
2009  .       8.560    11.028        11          8.669    11.185        50
2010  .      11.028    11.638         9         11.185    11.821        36
2011  .      11.638    10.638         9         11.821    10.822        17
2012  .      10.638    12.656        12         10.822    12.894        14
2013  .      12.656    16.269        11         12.894    16.600        14
---------    ------    ------        --         ------    ------       ---
Invesco V.I. American Franchise
2006  .       5.009     4.936       101          5.003     4.936       173
2007  .       4.936     5.433        74          4.936     5.441       152
2008  .       5.433     3.070        39          5.441     3.079       120
2009  .       3.070     3.653        34          3.079     3.669        84
2010  .       3.653     4.145        32          3.669     4.170        61
2011  .       4.145     3.751        27          4.170     3.779        42
2012  .       4.307     4.149        24          4.341     4.187        39
2013  .       4.149     5.714        19          4.187     5.774        20
---------    ------    ------       ---         ------    ------       ---
Invesco V.I. Core Equity
2006  .       6.953     7.502       100          6.936     7.491       383
2007  .       7.502     7.970        81          7.491     7.970       331
2008  .       7.970     5.471        69          7.970     5.479       306
2009  .       5.471     6.897        59          5.479     6.918       242
2010  .       6.897     7.425        45          6.918     7.459       173
2011  .       7.425     7.292        37          7.459     7.336       153
2012  .       7.292     8.160        37          7.336     8.222        95
2013  .       8.160    10.364        25          8.222    10.458        66
---------    ------    ------       ---         ------    ------       ---
Invesco V.I. International Growth
2004  .       6.347     7.735        32          6.415     7.829       165
2005  .       7.735     8.963        30          7.829     9.086       144
2006  .       8.963    11.295        30          9.086    11.466       133
2007  .      11.295    12.732        27         11.466    12.945       100
2008  .      12.732     7.459        16         12.945     7.595        85
2009  .       7.459     9.913        14          7.595    10.109        60
2010  .       9.913    10.994        11         10.109    11.229        47
2011  .      10.994    10.075         9         11.229    10.305        23
2012  .      10.075    11.438         9         10.305    11.717        18
2013  .      11.438    13.377         8         11.717    13.723        17
---------    ------    ------       ---         ------    ------       ---
Janus Aspen Global Research
2004  .      10.211    10.488         1*         N/A        N/A        N/A
2005  .      10.488    10.880         1*         N/A        N/A        N/A
2006  .      10.880    12.608         1*        11.021    12.708         2
2007  .      12.608    13.550         1*        12.708    13.677         2
2008  .      13.550     7.348         1*        13.677     7.429         1*
2009  .       7.348     9.922         1*         N/A        N/A        N/A
2010  .       9.922    11.263         1*        10.046    11.420         1*
2011  .       N/A        N/A        N/A         11.420     9.667         1*
2012  .       N/A        N/A        N/A          9.667    11.403         1*
2013  .       N/A        N/A        N/A         11.403    14.373         4
---------    ------    ------       ---         ------    ------       ---
Janus Aspen Series Balanced
2004  .      10.924    11.625         5         10.960    11.680        29
2005  .      11.625    12.298         8         11.680    12.375        65
2006  .      12.298    13.343         8         12.375    13.447        58
2007  .      13.343    14.461        10         13.447    14.595        51
2008  .      14.461    11.928         2         14.595    12.057        41
2009  .      11.928    14.719         3         12.057    14.901        40
2010  .      14.719    15.639         3         14.901    15.855        24
2011  .      15.639    15.575         2         15.855    15.815        20
2012  .      15.575    17.352         2         15.815    17.646         9
2013  .      17.352    20.428         2         17.646    20.805         6
---------    ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Janus Aspen Series Enterprise
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .      14.636    15.367         1*         N/A        N/A        N/A
2007  .      15.367    18.364         1*         N/A        N/A        N/A
2008  .      18.364    10.121         1*         N/A        N/A        N/A
2009  .      10.121    14.351         1*         N/A        N/A        N/A
2010  .      14.351    17.684         1*         N/A        N/A        N/A
2011  .      17.684    17.073         1*         N/A        N/A        N/A
2012  .      17.073    19.607         1*         N/A        N/A        N/A
2013  .      19.607    25.414         1*         N/A        N/A        N/A
---------    ------    ------       ---          --         ---        --------
LVIP Baron Growth Opportunities(7)
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       8.481     8.733         1*         N/A        N/A        N/A
2010  .       8.733    10.835         1*         N/A        N/A        N/A
2011  .      10.835    11.065         1*         N/A        N/A        N/A
2012  .      11.065    12.844         1*         N/A        N/A        N/A
2013  .      12.844    17.660         1*         N/A        N/A        N/A
---------    ------    ------       ---          --         ---        --------
LVIP BlackRock Emerging Markets RPM
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---          --         ---        --------
LVIP BlackRock Equity Dividend RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---          --         ---        --------
LVIP BlackRock Global Allocation V.I. RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---          --         ---        --------
LVIP BlackRock Inflation Protected Bond
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A        10.086     11.083         1*
2012  .       N/A        N/A        N/A        11.083     11.565         5
2013  .      11.250    10.367         1*       11.565     10.385         5
---------    ------    ------       ---        ------     ------       ---
LVIP Capital Growth
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---        ------     ------       ---
LVIP Clarion Global Real Estate
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       6.133     6.288         1*         N/A        N/A        N/A
2010  .       6.288     7.264         1*         N/A        N/A        N/A
2011  .       7.264     6.495         1*         N/A        N/A        N/A
2012  .       6.495     7.932         1*        7.302      7.954         2
2013  .       7.932     8.023         1*        7.954      8.049         2
---------    ------    ------       ---        ------     ------       ---
LVIP Columbia Small-Mid Cap Growth RPM
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---        ------     ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Janus Aspen Series Enterprise
2004  .      10.644    12.601         3         10.680    12.662        25
2005  .      12.601    13.871         9         12.662    13.960         7
2006  .      13.871    15.444         3         13.960    15.566        11
2007  .      15.444    18.476         3         15.566    18.650        11
2008  .      18.476    10.193         3         18.650    10.304        11
2009  .      10.193    14.467         2         10.304    14.647        12
2010  .      14.467    17.845         1*        14.647    18.094         4
2011  .      17.845    17.245         1*        18.094    17.512         6
2012  .      17.245    19.825         1*        17.512    20.162         6
2013  .      19.825    25.723         1*        20.162    26.199         1*
---------    ------    ------         -         ------    ------        --
LVIP Baron Growth Opportunities(7)
2006  .       N/A        N/A        N/A         10.644    10.619         1*
2007  .       N/A        N/A        N/A         10.619    10.808        11
2008  .      10.120     6.448        12         10.808     6.474        42
2009  .       6.448     8.765         2          6.474     8.813        32
2010  .       N/A        N/A        N/A          8.813    10.961        27
2011  .      10.886    11.127         1*        10.961    11.221        17
2012  .      11.127    12.929         1*        11.221    13.058         8
2013  .      12.929    17.795         3         13.058    17.999        19
---------    ------    ------       ---         ------    ------        --
LVIP BlackRock Emerging Markets RPM
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP BlackRock Equity Dividend RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP BlackRock Global Allocation V.I. RPM
2013  .       N/A        N/A        N/A          9.907    10.408         1*
---------    ------    ------       ---         ------    ------       ---
LVIP BlackRock Inflation Protected Bond
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .      10.090    11.092         6         10.099    11.119         7
2012  .      11.092    11.580         5         11.119    11.626         5
2013  .      11.580    10.404        34         11.626    10.461       119
---------    ------    ------       ---         ------    ------       ---
LVIP Capital Growth
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       7.327     8.094         1*         N/A        N/A        N/A
2010  .       8.094     9.438         1*         8.126     9.490         1*
2011  .       9.438     8.417         1*         9.490     8.476         1*
2012  .       8.417     9.823         1*         8.476     9.907         2
2013  .       9.823    13.096         1*         9.907    13.227         2
---------    ------    ------       ---         ------    ------       ---
LVIP Clarion Global Real Estate
2007  .       9.198     8.213         1*         9.557     8.221        14
2008  .       8.213     4.667        10          8.221     4.678        34
2009  .       4.667     6.305         5          4.678     6.330        23
2010  .       6.305     7.290         4          6.330     7.329        23
2011  .       7.290     6.525         5          7.329     6.571        24
2012  .       6.525     7.976         4          6.571     8.044        16
2013  .       7.976     8.076         5          8.044     8.157        14
---------    ------    ------       ---         ------    ------       ---
LVIP Columbia Small-Mid Cap Growth RPM
2007  .       N/A        N/A        N/A         10.542    10.839        12
2008  .      10.147     5.435         2         10.839     5.394        23
2009  .       5.435     7.907         2          5.394     7.859        22
2010  .       N/A        N/A        N/A          7.859     9.818        18
2011  .       N/A        N/A        N/A          9.818     8.905        16
2012  .       N/A        N/A        N/A          8.905     9.308        12
2013  .       N/A        N/A        N/A          9.308    11.407        14
---------    ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Delaware Bond
2004  .      11.519    11.907        31         11.508    11.902        65
2005  .      11.907    11.997        29         11.902    11.999        63
2006  .      11.997    12.333        27         11.999    12.340        59
2007  .      12.333    12.766        29         12.340    12.780        59
2008  .      12.766    12.165        28         12.780    12.185        53
2009  .      12.165    14.200        26         12.185    14.229        52
2010  .      14.200    15.123        17         14.229    15.162        51
2011  .      15.123    15.980        13         15.162    16.029        50
2012  .      15.980    16.723        12         16.029    16.784        59
2013  .      16.723    16.038        12         16.784    16.104        58
---------    ------    ------        --         ------    ------        --
LVIP Delaware Diversified Floating Rate
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         10.028     9.801         1*
2012  .       N/A        N/A        N/A          9.801    10.007         6
2013  .       N/A        N/A        N/A         10.007     9.878         3
---------    ------    ------       ---         ------    ------       ---
LVIP Delaware Foundation Aggressive Allocation(8)
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP Delaware Growth and Income
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP Delaware Social Awareness
2004  .      11.381    12.592         1*         N/A        N/A        N/A
2005  .      12.592    13.848         1*        12.616    13.882         1*
2006  .      13.848    15.267         1*        13.882    15.312         1*
2007  .      15.267    15.432         1*        15.312    15.485         1*
2008  .      15.432     9.936         1*        15.485     9.975         1*
2009  .       9.936    12.680         1*         9.975    12.736         1*
2010  .      12.680    13.888         1*        12.736    13.957         1*
2011  .      13.888    13.720         1*         N/A        N/A        N/A
2012  .      13.720    15.527         1*         N/A        N/A        N/A
2013  .      15.527    20.682         1*         N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP Delaware Special Opportunities
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       6.966     7.220         1*         N/A        N/A        N/A
2010  .       7.220     9.227         1*         N/A        N/A        N/A
2011  .       9.227     8.557         1*         N/A        N/A        N/A
2012  .       8.557     9.621         1*         N/A        N/A        N/A
2013  .       9.621    12.591         1*         N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP Dimensional Non-U.S. Equity RPM
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Delaware Bond
2004  .      12.978    13.429       323         13.044    13.517      1,522
2005  .      13.429    13.544       274         13.517    13.654      1,384
2006  .      13.544    13.936       229         13.654    14.071      1,242
2007  .      13.936    14.440       262         14.071    14.601      1,086
2008  .      14.440    13.775       178         14.601    13.949        924
2009  .      13.775    16.094       146         13.949    16.323        772
2010  .      16.094    17.158       129         16.323    17.427        597
2011  .      17.158    18.148       104         17.427    18.461        391
2012  .      18.148    19.012        90         18.461    19.368        318
2013  .      19.012    18.251        69         19.368    18.621        257
---------    ------    ------       ---         ------    ------      -----
LVIP Delaware Diversified Floating Rate
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .      10.031     9.809         1*        10.040     9.833          4
2012  .       N/A        N/A        N/A          9.833    10.060          2
2013  .       9.903     9.896        13         10.060     9.950         13
---------    ------    ------       ---         ------    ------      -----
LVIP Delaware Foundation Aggressive Allocation(8)
2004  .      11.335    12.617         1*        11.346    12.648         41
2005  .      12.617    13.208         4         12.648    13.260          6
2006  .      13.208    14.825         4         13.260    14.905         19
2007  .      14.825    15.458         3         14.905    15.566         11
2008  .      15.458    10.118         5         15.566    10.204         17
2009  .      10.118    13.090         4         10.204    13.221         11
2010  .      13.090    14.433         3         13.221    14.599          9
2011  .      14.433    13.860         3         14.599    14.041          6
2012  .      13.860    15.392         3         14.041    15.616          6
2013  .      15.392    18.141         3         15.616    18.432          6
---------    ------    ------       ---         ------    ------      -----
LVIP Delaware Growth and Income
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A         10.739    11.435          1*
2007  .       N/A        N/A        N/A         11.435    11.913          2
2008  .       N/A        N/A        N/A         11.913     7.504         14
2009  .       N/A        N/A        N/A          7.504     9.174          7
2010  .       N/A        N/A        N/A          9.174    10.161          9
2011  .       N/A        N/A        N/A         10.161    10.084         15
2012  .       N/A        N/A        N/A         10.084    11.404         15
2013  .       N/A        N/A        N/A         11.404    14.904          3
---------    ------    ------       ---         ------    ------      -----
LVIP Delaware Social Awareness
2004  .      11.999    13.289         6         11.449    12.698         56
2005  .      13.289    14.629        12         12.698    14.000         60
2006  .      14.629    16.145        10         14.000    15.473         47
2007  .      16.145    16.335        11         15.473    15.679         45
2008  .      16.335    10.528         7         15.679    10.120         30
2009  .      10.528    13.449         3         10.120    12.948         28
2010  .      13.449    14.745         2         12.948    14.217         21
2011  .      14.745    14.582         2         14.217    14.080         15
2012  .      14.582    16.518         2         14.080    15.974          7
2013  .      16.518    22.025         2         15.974    21.332          6
---------    ------    ------       ---         ------    ------      -----
LVIP Delaware Special Opportunities
2007  .       N/A        N/A        N/A          9.878     9.142          3
2008  .       7.848     5.667         3          9.142     5.681          4
2009  .       5.667     7.239         3          5.681     7.268          4
2010  .       7.239     9.261         3          7.268     9.311          8
2011  .       9.261     8.596         1*         9.311     8.656          7
2012  .       8.596     9.675         1*         8.656     9.757          4
2013  .       9.675    12.675         1*         9.757    12.801          3
---------    ------    ------       ---         ------    ------      -----
LVIP Dimensional Non-U.S. Equity RPM
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          8.938     9.677          5
2013  .       N/A        N/A        N/A          9.677    10.937          7
---------    ------    ------       ---         ------    ------      -----

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Dimensional U.S. Equity RPM
2011  .   N/A           N/A         N/A         N/A        N/A         N/A
2012  .   N/A           N/A         N/A         N/A        N/A         N/A
2013  .   N/A           N/A         N/A         N/A        N/A         N/A
--------- ----------- -------- ------------- ----------- -------- -------------
LVIP Dimensional/Vanguard Total Bond
2011  .   N/A           N/A         N/A         N/A        N/A         N/A
2012  .   N/A           N/A         N/A         N/A        N/A         N/A
2013  .   N/A           N/A         N/A         N/A        N/A         N/A
--------- ----------- -------- ------------- ----------- -------- -------------
LVIP Global Income
2009  .   N/A           N/A         N/A         N/A        N/A         N/A
2010  .   N/A           N/A         N/A         N/A        N/A         N/A
2011  .   N/A           N/A         N/A         N/A        N/A         N/A
2012  .   N/A           N/A         N/A         N/A        N/A         N/A
2013  .   N/A           N/A         N/A         N/A        N/A         N/A
--------- ----------- -------- ------------- ----------- -------- -------------
LVIP Growth Fund(9)
2005  .   N/A           N/A         N/A         N/A        N/A         N/A
2006  .   N/A           N/A         N/A         N/A        N/A         N/A
--------- ----------- -------- ------------- ----------- -------- -------------
LVIP Growth Opportunities(10)
2005  .   N/A           N/A         N/A         N/A        N/A         N/A
2006  .   N/A           N/A         N/A         N/A        N/A         N/A
--------- ----------- -------- ------------- ----------- -------- -------------
LVIP JPMorgan High Yield
2010  .   N/A           N/A         N/A         N/A        N/A         N/A
2011  .   N/A           N/A         N/A         N/A        N/A         N/A
2012  .   N/A           N/A         N/A         N/A        N/A         N/A
2013  .   N/A           N/A         N/A         N/A        N/A         N/A
--------- ----------- -------- ------------- ----------- -------- -------------
LVIP JPMorgan Mid Cap Value RPM
2007  .   N/A           N/A         N/A         N/A        N/A         N/A
2008  .   N/A           N/A         N/A         N/A        N/A         N/A
2009  .   N/A           N/A         N/A         N/A        N/A         N/A
2010  .   N/A           N/A         N/A         N/A        N/A         N/A
2011  .   N/A           N/A         N/A         N/A        N/A         N/A
2012  .   N/A           N/A         N/A         N/A        N/A         N/A
2013  .   N/A           N/A         N/A         N/A        N/A         N/A
--------- ----------- -------- ------------- ----------- -------- -------------
LVIP Managed Risk Profile 2010
2007  .   N/A           N/A         N/A         N/A        N/A         N/A
2008  .   N/A           N/A         N/A         N/A        N/A         N/A
2009  .   N/A           N/A         N/A         N/A        N/A         N/A
2010  .   N/A           N/A         N/A         N/A        N/A         N/A
2011  .   N/A           N/A         N/A         N/A        N/A         N/A
2012  .   N/A           N/A         N/A         N/A        N/A         N/A
2013  .   N/A           N/A         N/A         N/A        N/A         N/A
--------- ----------- -------- ------------- ----------- -------- -------------
LVIP Managed Risk Profile 2020
2007  .   N/A           N/A         N/A         N/A        N/A         N/A
2008  .   N/A           N/A         N/A         N/A        N/A         N/A
2009  .   N/A           N/A         N/A         N/A        N/A         N/A
2010  .   N/A           N/A         N/A         N/A        N/A         N/A
2011  .   N/A           N/A         N/A         N/A        N/A         N/A
2012  .   N/A           N/A         N/A         N/A        N/A         N/A
2013  .   N/A           N/A         N/A         N/A        N/A         N/A
--------- ----------- -------- ------------- ----------- -------- -------------
LVIP Managed Risk Profile 2030
2007  .   N/A           N/A         N/A         N/A        N/A         N/A
2008  .   N/A           N/A         N/A         N/A        N/A         N/A
2009  .   N/A           N/A         N/A         N/A        N/A         N/A
2010  .   N/A           N/A         N/A         N/A        N/A         N/A
2011  .   N/A           N/A         N/A         N/A        N/A         N/A
2012  .   N/A           N/A         N/A         N/A        N/A         N/A
2013  .   N/A           N/A         N/A         N/A        N/A         N/A
--------- ----------- -------- ------------- ----------- -------- -------------



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Dimensional U.S. Equity RPM
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A         12.651    13.674         1*
---------     --         ---        ---         ------    ------       ---
LVIP Dimensional/Vanguard Total Bond
2011  .       N/A        N/A        N/A         10.235    10.344         2
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------     --         ---        ---         ------    ------       ---
LVIP Global Income
2009  .     10.330     10.665         1*        10.166    10.673         1*
2010  .     10.665     11.467         2         10.673    11.492        10
2011  .     11.467     11.361         1*        11.492    11.404         8
2012  .       N/A        N/A        N/A         11.404    12.056         3
2013  .       N/A        N/A        N/A         12.056    11.501         3
---------   ------     ------       ---         ------    ------       ---
LVIP Growth Fund(9)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A         11.070    11.323         1*
---------   ------     ------       ---         ------    ------       ---
LVIP Growth Opportunities(10)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A         12.366    12.375         2
---------   ------     ------       ---         ------    ------       ---
LVIP JPMorgan High Yield
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .     10.795     10.877         3         10.805    10.903        15
2012  .     10.877     12.252         2         10.903    12.300        16
2013  .     12.252     12.798         3         12.300    12.868        12
---------   ------     ------       ---         ------    ------       ---
LVIP JPMorgan Mid Cap Value RPM
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .      5.765      6.051        16          6.003     6.067         2
2009  .       N/A        N/A        N/A          6.067     7.424         2
2010  .       N/A        N/A        N/A          7.424     9.093         3
2011  .       N/A        N/A        N/A          9.093     8.769         1*
2012  .       N/A        N/A        N/A          8.769     9.792         1*
2013  .       N/A        N/A        N/A          9.792    11.937         1*
---------   ------     ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2010
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          8.413     9.521         2
2010  .       N/A        N/A        N/A          9.521    10.418         2
2011  .       N/A        N/A        N/A         10.418    10.354         3
2012  .       N/A        N/A        N/A         10.354    11.033         4
2013  .       N/A        N/A        N/A         11.033    11.798         2
---------   ------     ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2020
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .      9.993      7.363         1*         N/A        N/A        N/A
2009  .      7.363      9.069         1*         N/A        N/A        N/A
2010  .       N/A        N/A        N/A          9.105    10.013         1*
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------   ------     ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2030
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          7.440     8.869        12
2010  .       N/A        N/A        N/A          8.869     9.798         8
2011  .       N/A        N/A        N/A          9.798     9.564         6
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------   ------     ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Managed Risk Profile 2040
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        --------     --         ---
LVIP Managed Risk Profile Conservative
2005  .   N/A           N/A         N/A          N/A        N/A        N/A
2006  .   N/A           N/A         N/A          N/A        N/A        N/A
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   11.297      12.225          3          N/A        N/A        N/A
2011  .   12.225      12.412          3        12.259     12.453        15
2012  .   12.412      13.342          3          N/A        N/A        N/A
2013  .   13.342      14.338          2          N/A        N/A        N/A
--------- ------      ------        ---        ------     ------       ---
LVIP Managed Risk Profile Growth
2005  .   N/A           N/A         N/A          N/A        N/A        N/A
2006  .   N/A           N/A         N/A          N/A        N/A        N/A
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---        ------     ------       ---
LVIP Managed Risk Profile Moderate
2005  .   N/A           N/A         N/A          N/A        N/A        N/A
2006  .   N/A           N/A         N/A          N/A        N/A        N/A
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---        ------     ------       ---
LVIP MFS International Growth RPM
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---        ------     ------       ---
LVIP MFS International Growth
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---        ------     ------       ---
LVIP MFS Value
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A         9.064      9.297         6
2013  .   N/A           N/A         N/A         9.297     12.384         6
--------- ------      ------        ---        ------     ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Managed Risk Profile 2040
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------     --         ---        ---          --         ---        ---
LVIP Managed Risk Profile Conservative
2005  .       N/A        N/A        N/A         10.100    10.254         4
2006  .       N/A        N/A        N/A         10.254    11.007        21
2007  .      11.458    11.600         1*        11.007    11.645        53
2008  .       N/A        N/A        N/A         11.645     9.323        82
2009  .       9.647    11.349        19          9.323    11.427       137
2010  .       N/A        N/A        N/A         11.427    12.396        75
2011  .      12.293    12.494         1*        12.396    12.617        64
2012  .      12.494    13.444         2         12.617    13.597        33
2013  .       N/A        N/A        N/A         13.597    14.649        22
---------    ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile Growth
2005  .       9.993    10.640        12         10.050    10.649         3
2006  .      10.640    11.904        11         10.649    11.932        25
2007  .      11.904    12.814        18         11.932    12.863        31
2008  .      12.814     8.363        17         12.863     8.408        53
2009  .       8.363    10.577        16          8.408    10.650        52
2010  .      10.577    11.685        14         10.650    11.783        51
2011  .      11.685    11.454        13         11.783    11.568        32
2012  .      11.454    12.255        13         11.568    12.395        26
2013  .      12.255    13.639         7         12.395    13.816        28
---------    ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile Moderate
2005  .       N/A        N/A        N/A         10.031    10.472        15
2006  .      10.529    11.492        21         10.472    11.519       145
2007  .      11.492    12.308         1*        11.519    12.356       185
2008  .      12.308     8.852         1*        12.356     8.900       236
2009  .       8.852    11.111         1*         8.900    11.187        65
2010  .      11.111    12.193        14         11.187    12.296       144
2011  .      12.193    12.091        14         12.296    12.211        55
2012  .       N/A        N/A        N/A         12.211    13.137        50
2013  .       N/A        N/A        N/A         13.137    14.426       111
---------    ------    ------       ---         ------    ------       ---
LVIP MFS International Growth RPM
2013  .       N/A        N/A        N/A          9.689    10.049         1*
---------    ------    ------       ---         ------    ------       ---
LVIP MFS International Growth
2007  .       N/A        N/A        N/A         11.277    11.149         3
2008  .      10.630     5.575         1*        11.149     5.588        11
2009  .       5.575     7.423         1*         5.588     7.452        21
2010  .       7.423     8.230         1*         7.452     8.275        15
2011  .       8.230     7.270         1*         8.275     7.321         8
2012  .       7.270     8.509         1*         7.321     8.581         6
2013  .       8.509     9.476         1*         8.581     9.570        11
---------    ------    ------       ---         ------    ------       ---
LVIP MFS Value
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       8.999     6.438        19          9.223     6.454         9
2009  .       6.438     7.634        32          6.454     7.664        12
2010  .       7.634     8.351        29          7.664     8.396        15
2011  .       8.351     8.177        28          8.396     8.233        11
2012  .       8.177     9.324        27          8.233     9.402         6
2013  .       9.324    12.426        16          9.402    12.549         7
---------    ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Mid-Cap Value
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------     --         ---        --------     --         ---        ---
LVIP Mondrian International Value
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A         15.961    17.642         1*
2006  .      18.922    22.457         1*        17.642    22.527         1*
2007  .      22.457    24.578         1*        22.527    24.667         1*
2008  .      24.578    15.283         1*        24.667    15.346         1*
2009  .      15.283    18.189         1*        15.346    18.273         1*
2010  .      18.189    18.295         1*        18.273    18.389         1*
2011  .      18.295    17.203         1*         N/A        N/A        N/A
2012  .      17.203    18.511         1*         N/A        N/A        N/A
2013  .      18.511    22.141         1*         N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP Money Market
2004  .       9.856     9.761         1*         9.870     9.779         4
2005  .       9.761     9.849         1*         9.779     9.873         3
2006  .       N/A        N/A        N/A          9.873    10.150         1*
2007  .       N/A        N/A        N/A         10.150    10.464         1*
2008  .       N/A        N/A        N/A         10.464    10.519        20
2009  .      10.465    10.317         2         10.519    10.362         1*
2010  .      10.317    10.133         2         10.362    10.182         1*
2011  .      10.133     9.950         2         10.182    10.004         6
2012  .       9.950     9.770         2         10.004     9.828         6
2013  .       9.770     9.593         2          9.828     9.655         1*
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Bond Index
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Conservative Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Conservative Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         10.385    10.459         1*
2012  .       N/A        N/A        N/A         10.459    11.103         1*
2013  .       N/A        N/A        N/A         11.103    11.647         1*
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Developed International 150
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Emerging Markets 100
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Mid-Cap Value
2007  .       N/A        N/A        N/A          9.947     8.638         11
2008  .       7.814     5.016         7          8.638     5.028          8
2009  .       5.016     7.003         7          5.028     7.031         11
2010  .       7.003     8.505         7          7.031     8.551          8
2011  .       8.505     7.559         4          8.551     7.612          7
2012  .       7.559     9.197         7          7.612     9.275         22
2013  .       9.197    12.094         3          9.275    12.215          8
---------     -----    ------       ---          -----    ------         --
LVIP Mondrian International Value
2004  .      13.451    15.985         7         13.488    16.053         49
2005  .      15.985    17.678        17         16.053    17.780         78
2006  .      17.678    22.583        15         17.780    22.748         75
2007  .      22.583    24.741        14         22.748    24.959         50
2008  .      24.741    15.400        10         24.959    15.559         50
2009  .      15.400    18.346         5         15.559    18.564         43
2010  .      18.346    18.472         4         18.564    18.719         33
2011  .      18.472    17.386         3         18.719    17.645         27
2012  .      17.386    18.728         3         17.645    19.035         23
2013  .      18.728    22.422         3         19.035    22.825         27
---------    ------    ------       ---         ------    ------         --
LVIP Money Market
2004  .      10.285    10.196       577         10.338    10.263        896
2005  .      10.196    10.298       488         10.263    10.382        673
2006  .      10.298    10.593       373         10.382    10.696        716
2007  .      10.593    10.927       300         10.696    11.049        828
2008  .      10.927    10.989       333         11.049    11.128      1,165
2009  .      10.989    10.831       284         11.128    10.985        832
2010  .      10.831    10.648       162         10.985    10.815        467
2011  .      10.648    10.466       149         10.815    10.647        284
2012  .      10.466    10.287       117         10.647    10.481        157
2013  .      10.287    10.111       110         10.481    10.317        140
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Bond Index
2008  .      10.032    10.451         5         10.002    10.459         17
2009  .      10.451    10.707        24         10.459    10.732         61
2010  .      10.707    11.122        18         10.732    11.164         85
2011  .      11.122    11.709        12         11.164    11.771         62
2012  .      11.709    11.920        12         11.771    12.001         19
2013  .      11.920    11.383        13         12.001    11.478         14
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Conservative Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         10.441    10.526         11
2012  .       N/A        N/A        N/A         10.526    11.273          6
2013  .       N/A        N/A        N/A         11.273    11.818          2
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Conservative Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         10.394    10.489          1*
2012  .       N/A        N/A        N/A         10.489    11.157          2
2013  .       N/A        N/A        N/A         11.157    11.727          2
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Developed International 150
2008  .       N/A        N/A        N/A          8.593     6.260          1*
2009  .       6.279     8.871         4          6.260     8.892         18
2010  .       8.871     9.327         5          8.892     9.363         15
2011  .       9.327     8.033         3          9.363     8.076          6
2012  .       8.033     8.948         3          8.076     9.010          2
2013  .       8.948    10.553         3          9.010    10.641          2
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Emerging Markets 100
2008  .       N/A        N/A        N/A          8.357     6.052          1*
2009  .       6.818    11.259         2          6.052    11.285         16
2010  .      11.259    14.100         2         11.285    14.154         20
2011  .      14.100    11.755         2         14.154    11.818         20
2012  .      11.755    12.982         2         11.818    13.071         11
2013  .      12.982    12.364         2         13.071    12.468          8
---------    ------    ------       ---         ------    ------      -----

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSgA Global Tactical Allocation RPM(11)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------     --         ---        --------     --         ---        ---
LVIP SSgA International Index
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       8.509     9.857         1*         9.189     9.885         1*
---------     -----     -----       ---          -----     -----       ---
LVIP SSgA Large Cap 100
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------     -----     -----       ---          -----     -----       ---
LVIP SSgA Large Cap RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------     -----     -----       ---          -----     -----       ---
LVIP SSgA Moderate Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------     -----     -----       ---          -----     -----       ---
LVIP SSgA Moderate Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .      11.926    12.382         2         11.942    12.403        27
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Moderately Aggressive Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA S&P 500 Index(12)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          6.641     7.001         1*
2009  .       N/A        N/A        N/A          7.001     8.672         1*
2010  .       N/A        N/A        N/A          8.672     9.772         1*
2011  .       N/A        N/A        N/A          9.772     9.775         1*
2012  .       N/A        N/A        N/A          9.775    11.103         1*
2013  .      12.933    14.333         6         11.103    14.394        25
---------    ------    ------       ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSgA Global Tactical Allocation RPM(11)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .      11.456    12.424         1*        11.639    12.453         1*
2007  .      12.424    13.520         3         12.453    13.572         1*
2008  .      13.520     7.889        15          N/A        N/A        N/A
2009  .       7.889    10.114         4          N/A        N/A        N/A
2010  .      10.114    10.781         3         10.184    10.872         1*
2011  .      10.781    10.590         6          N/A        N/A        N/A
2012  .      10.590    11.539         4         11.604    11.670        19
2013  .       N/A        N/A        N/A         11.670    12.580        20
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA International Index
2008  .       N/A        N/A        N/A          9.676     6.397         1*
2009  .       5.189     8.010         2          6.397     8.028        16
2010  .       8.010     8.405         4          8.028     8.436        20
2011  .       8.405     7.219         4          8.436     7.257        12
2012  .       7.219     8.358         4          7.257     8.414         4
2013  .       8.358     9.912        13          8.414     9.994        19
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Large Cap 100
2008  .       N/A        N/A        N/A          9.673     6.973         2
2009  .       6.752     9.240         5          6.973     9.261        24
2010  .       9.240    10.795         6          9.261    10.836        27
2011  .      10.795    10.827         4         10.836    10.884        15
2012  .      10.827    11.910         4         10.884    11.991         8
2013  .      11.910    15.858         4         11.991    15.990         7
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Large Cap RPM
2013  .       N/A        N/A        N/A         10.183    10.884         1*
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Moderate Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Moderate Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .      11.959    12.425        59         11.632    12.488       341
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Moderately Aggressive Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A         10.716    11.437         6
2013  .       N/A        N/A        N/A         11.437    12.890         6
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA S&P 500 Index(12)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A         10.325    11.508         1*
2007  .       N/A        N/A        N/A         11.507    11.409         2
2008  .       N/A        N/A        N/A         11.409     7.051         9
2009  .       6.799     8.692         5          7.051     8.751        42
2010  .       8.692     9.799         7          8.751     9.881        36
2011  .       9.799     9.807         5          9.881     9.904        22
2012  .       9.807    11.145         4          9.904    11.272         7
2013  .      11.145    14.456        98         11.272    14.643       342
---------    ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSgA Small-Cap Index
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   11.139      12.896          1*        11.173    12.939         1*
--------- ------      ------        ---         ------    ------       ---
LVIP SSgA Small-Cap RPM
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---         ------    ------       ---
LVIP SSgA Small-Mid Cap 200
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---         ------    ------       ---
LVIP T. Rowe Price Growth Stock
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---         ------    ------       ---
LVIP T. Rowe Price Structured Mid-Cap Growth
2004  .   N/A           N/A         N/A          N/A        N/A        N/A
2005  .   N/A           N/A         N/A          N/A        N/A        N/A
2006  .   N/A           N/A         N/A          N/A        N/A        N/A
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---         ------    ------       ---
LVIP Templeton Growth RPM
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---         ------    ------       ---
LVIP UBS Large Cap Growth RPM
2004  .   N/A           N/A         N/A          N/A        N/A        N/A
2005  .   N/A           N/A         N/A         12.559    12.822         1*
2006  .   N/A           N/A         N/A         12.822    13.777         1*
2007  .   N/A           N/A         N/A         13.777    16.253         1*
2008  .   N/A           N/A         N/A         16.253     9.423         1*
2009  .   N/A           N/A         N/A          9.423    12.788         1*
2010  .   N/A           N/A         N/A         12.788    13.951         1*
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---         ------    ------       ---
LVIP Vanguard Domestic Equity ETF
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSgA Small-Cap Index
2007  .      10.056     9.139         1*         9.787     9.147         1*
2008  .       9.139     5.915         3          9.147     5.929         2
2009  .       5.915     7.306         4          5.929     7.335        11
2010  .       7.306     9.037         4          7.335     9.086        12
2011  .       9.037     8.454         4          9.086     8.512         9
2012  .       8.454     9.603         4          8.512     9.685         6
2013  .       9.603    12.982        20          9.685    13.111        68
---------    ------    ------        --          -----    ------        --
LVIP SSgA Small-Cap RPM
2013  .       N/A        N/A        N/A         10.432    11.151         1*
---------    ------    ------       ---         ------    ------        --
LVIP SSgA Small-Mid Cap 200
2008  .      10.777     7.217         1*        10.555     7.224         1*
2009  .       7.217    10.730         1*         7.224    10.755         5
2010  .      10.730    13.436         1*        10.755    13.488        10
2011  .      13.436    12.879         1*        13.488    12.948         4
2012  .      12.879    14.369         1*        12.948    14.468         3
2013  .      14.369    18.943         1*        14.468    19.102         3
---------    ------    ------       ---         ------    ------        --
LVIP T. Rowe Price Growth Stock
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          8.963     5.665        12
2009  .       6.382     7.927         1*         5.665     7.958        55
2010  .       7.927     9.069         1*         7.958     9.119        35
2011  .       9.069     8.743         1*         9.119     8.804        26
2012  .       8.743    10.139         1*         8.804    10.225        25
2013  .      10.139    13.820         3         10.225    13.958        37
---------    ------    ------       ---         ------    ------       ---
LVIP T. Rowe Price Structured Mid-Cap Growth
2004  .       N/A        N/A        N/A         12.921    13.751         2
2005  .       N/A        N/A        N/A         13.751    14.824         2
2006  .      15.444    15.816         2         14.824    15.902         2
2007  .      15.816    17.608         1*        15.902    17.731         1*
2008  .      17.608     9.876         1*        17.731     9.960         1*
2009  .       9.876    14.166         2          9.960    14.308         1*
2010  .      14.166    17.827         4         14.308    18.032         2
2011  .      17.827    16.797         1*        18.032    17.016         2
2012  .      16.797    19.149         1*        17.016    19.428         1*
2013  .      19.149    25.301         2         19.428    25.707         5
---------    ------    ------       ---         ------    ------       ---
LVIP Templeton Growth RPM
2007  .       N/A        N/A        N/A         10.232     9.795         5
2008  .       9.015     5.972         2          9.795     5.986         5
2009  .       N/A        N/A        N/A          5.986     7.529         5
2010  .       N/A        N/A        N/A          7.529     7.877         5
2011  .       N/A        N/A        N/A          7.877     7.493         3
2012  .       N/A        N/A        N/A          7.493     8.916         3
2013  .       N/A        N/A        N/A          8.916    10.497         3
---------    ------    ------       ---         ------    ------       ---
LVIP UBS Large Cap Growth RPM
2004  .       N/A        N/A        N/A         12.192    12.600         1*
2005  .      12.363    12.838         2         12.600    12.889         3
2006  .      12.838    13.802         2         12.889    13.877         4
2007  .      13.802    16.290         3         13.877    16.404         3
2008  .      16.290     9.449         3         16.404     9.530         3
2009  .       9.449    12.830         2          9.530    12.958         3
2010  .      12.830    14.004         2         12.958    14.165         3
2011  .      14.004    12.945         1*        14.165    13.114         2
2012  .      12.945    14.769         1*        13.114    14.984         3
2013  .      14.769    18.168         1*        14.984    18.460         2
---------    ------    ------       ---         ------    ------       ---
LVIP Vanguard Domestic Equity ETF
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Vanguard International Equity ETF
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------     --         ---        --------     --         ---        ---
LVIP VIP Contrafund RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------     --         ---        --------     --         ---        ---
MFS VIT Core Equity
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------     --         ---        --------     --         ---        ---
MFS VIT Growth
2004  .       N/A        N/A        N/A         10.054    11.131         1*
2005  .       N/A        N/A        N/A         11.131    11.908         1*
2006  .      12.409    12.553         1*        11.908    12.586         1*
2007  .      12.553    14.895         1*        12.586    14.941         1*
2008  .      14.895     9.132         1*        14.941     9.165         1*
2009  .       N/A        N/A        N/A          9.165    12.361         1*
2010  .       N/A        N/A        N/A         12.361    13.965         1*
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
MFS VIT Total Return(13)
2004  .      11.249    12.261         5         10.885    11.870        33
2005  .      12.261    12.349         5         11.870    11.961        33
2006  .      12.349    13.532         6         11.961    13.114        33
2007  .      13.532    13.806         3         13.114    13.387        32
2008  .      13.806    10.528         3         13.387    10.213        29
2009  .      10.528    12.167         2         10.213    11.809        29
2010  .      12.167    13.094         2         11.809    12.715        28
2011  .      13.094    13.058         2         12.715    12.686        23
2012  .      13.058    14.220         2         12.686    13.822        21
2013  .      14.220    15.734         1*        13.822    15.296        21
---------    ------    ------       ---         ------    ------       ---
MFS VIT Utilities
2004  .       9.915    12.639         6          9.434    12.032        10
2005  .      12.639    14.463         6         12.032    13.775        10
2006  .      14.463    18.594         6         13.775    17.718        10
2007  .      18.594    23.283         4         17.718    22.198        10
2008  .      23.283    14.214         4         22.198    13.559        10
2009  .      14.214    18.540         4         13.559    17.694         8
2010  .      18.540    20.660         1*        17.694    19.726         8
2011  .      20.660    21.600         1*        19.726    20.635         7
2012  .      21.600    24.006         1*        20.635    22.945         8
2013  .      24.006    28.330         1*        22.945    27.091         8
---------    ------    ------       ---         ------    ------       ---
NB AMT Mid Cap Growth(1)
2004  .       N/A        N/A        N/A          N/A        N/A        N/A
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .      14.792    15.018         1*         N/A        N/A        N/A
2007  .      15.018    18.064         1*         N/A        N/A        N/A
2008  .      18.064    10.042         1*         N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Vanguard International Equity ETF
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A         10.190    11.009         1*
---------     --         ---                    ------    ------       ---
LVIP VIP Contrafund RPM
2013  .       N/A        N/A        N/A         10.271    11.055         1*
---------     --         ---                    ------    ------       ---
MFS VIT Core Equity
2004  .       N/A        N/A        N/A         10.274    11.333         1*
2005  .       N/A        N/A        N/A         11.333    11.316         1*
2006  .       N/A        N/A        N/A         11.316    12.640         1*
2007  .       N/A        N/A        N/A         12.640    13.792         1*
2008  .       N/A        N/A        N/A         13.792     8.236         1*
2009  .       N/A        N/A        N/A          8.236    10.718         1*
2010  .       N/A        N/A        N/A         10.718    12.327         1*
2011  .       N/A        N/A        N/A         12.327    11.976         1*
2012  .       N/A        N/A        N/A         11.976    13.665         1*
2013  .       N/A        N/A        N/A         13.665    18.052         2
---------     --         ---                    ------    ------       ---
MFS VIT Growth
2004  .       4.420     4.896        37          4.443     4.929       301
2005  .       4.896     5.241        40          4.929     5.284       262
2006  .       5.241     5.542        45          5.284     5.596       232
2007  .       5.542     6.582        46          5.596     6.656       210
2008  .       6.582     4.039        20          6.656     4.091       164
2009  .       4.039     5.451        17          4.091     5.529       143
2010  .       5.451     6.161        16          5.529     6.259        65
2011  .       6.161     6.021        10          6.259     6.125        62
2012  .       6.021     6.926        10          6.125     7.057        61
2013  .       6.926     9.290         9          7.057     9.480        53
---------     -----     -----       ---         ------    ------       ---
MFS VIT Total Return(13)
2004  .      11.592    12.647       205         11.651    12.731       897
2005  .      12.647    12.751       174         12.731    12.854       781
2006  .      12.751    13.986       152         12.854    14.120       647
2007  .      13.986    14.284       123         14.120    14.443       567
2008  .      14.284    10.903        94         14.443    11.041       531
2009  .      10.903    12.613        80         11.041    12.792       456
2010  .      12.613    13.588        66         12.792    13.801       376
2011  .      13.588    13.564        56         13.801    13.797       314
2012  .      13.564    14.786        50         13.797    15.063       272
2013  .      14.786    16.366        51         15.063    16.682       268
---------    ------    ------       ---         ------    ------       ---
MFS VIT Utilities
2004  .       7.414     9.460        84          7.453     9.523       665
2005  .       9.460    10.836        84          9.523    10.925       676
2006  .      10.836    13.945       109         10.925    14.081       578
2007  .      13.945    17.479        67         14.081    17.676       497
2008  .      17.479    10.682        37         17.676    10.818       441
2009  .      10.682    13.947        27         10.818    14.146       350
2010  .      13.947    15.556        21         14.146    15.803       250
2011  .      15.556    16.281        14         15.803    16.563       187
2012  .      16.281    18.112        14         16.563    18.454       127
2013  .      18.112    21.396        19         18.454    21.833        96
---------    ------    ------       ---         ------    ------       ---
NB AMT Mid Cap Growth(1)
2004  .      10.485    11.983         3         10.522    12.043        37
2005  .      11.983    13.394         9         12.043    13.481        46
2006  .      13.394    15.095        10         13.481    15.216        44
2007  .      15.095    18.175         9         15.216    18.348        46
2008  .      18.175    10.114         9         18.348    10.225        34
2009  .      10.114    13.079         3         10.225    13.243        26
2010  .      13.079    16.592         2         13.243    16.825        19
2011  .      16.592    16.381         2         16.825    16.636        13
2012  .      16.381    18.095         2         16.636    18.405        10
2013  .      18.095    20.653         2         18.405    21.018         9
---------    ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
NB AMT Mid Cap Intrinsic Value
2004  .   N/A           N/A         N/A          N/A        N/A        N/A
2005  .   N/A           N/A         N/A         15.700    17.270         1*
2006  .   N/A           N/A         N/A         17.270    18.856         1*
2007  .   21.064      19.074          1*        18.856    19.131         1*
2008  .   19.074      10.145          1*        19.131    10.180         1*
2009  .   10.145      14.595          1*        10.180    14.654         1*
2010  .   14.595      18.080          1*        14.654    18.161         1*
2011  .   18.080      16.595          1*         N/A        N/A        N/A
2012  .   16.595      18.821          1*         N/A        N/A        N/A
2013  .   18.821      25.321          1*         N/A        N/A        N/A
--------- ------      ------        ---         ------    ------       ---
PIMCO VIT CommodityRealReturn Strategy
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A         12.487    15.239         4
2011  .   N/A           N/A         N/A         15.239    13.837         2
2012  .   N/A           N/A         N/A         13.837    14.287         2
2013  .   N/A           N/A         N/A         14.287    11.967         1*
--------- ------      ------        ---         ------    ------       ---
Putnam VT Global Health Care
2004  .   N/A           N/A         N/A          9.612    10.113         1*
2005  .   N/A           N/A         N/A         10.113    11.243         1*
2006  .   N/A           N/A         N/A         11.243    11.351         1*
2007  .   N/A           N/A         N/A         11.351    11.082         1*
2008  .   N/A           N/A         N/A         11.082     9.026         1*
2009  .   N/A           N/A         N/A          9.026    11.170         1*
2010  .   N/A           N/A         N/A         11.170    11.241         1*
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A         16.803    18.230         1*
--------- ------      ------        ---         ------    ------       ---
Putnam VT Growth & Income
2004  .   N/A           N/A         N/A          N/A        N/A        N/A
2005  .   N/A           N/A         N/A          N/A        N/A        N/A
2006  .   N/A           N/A         N/A          N/A        N/A        N/A
2007  .   N/A           N/A         N/A          N/A        N/A        N/A
2008  .   N/A           N/A         N/A          N/A        N/A        N/A
2009  .   N/A           N/A         N/A          N/A        N/A        N/A
2010  .   N/A           N/A         N/A          N/A        N/A        N/A
2011  .   N/A           N/A         N/A          N/A        N/A        N/A
2012  .   N/A           N/A         N/A          N/A        N/A        N/A
2013  .   N/A           N/A         N/A          N/A        N/A        N/A
--------- ------      ------        ---         ------    ------       ---



                     with Step-Up                        with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
NB AMT Mid Cap Intrinsic Value
2004  .      13.081    15.728         3         13.123    15.803        39
2005  .      15.728    17.310         9         15.803    17.419        46
2006  .      17.310    18.909         8         17.419    19.056        48
2007  .      18.909    19.194         7         19.056    19.373        35
2008  .      19.194    10.219         4         19.373    10.330        26
2009  .      10.219    14.717         1*        10.330    14.899        16
2010  .      14.717    18.249         1*        14.899    18.502        11
2011  .      18.249    16.767         1*        18.502    17.025         8
2012  .      16.767    19.034         1*        17.025    19.356         7
2013  .      19.034    25.635         1*        19.356    26.107         7
---------    ------    ------         -         ------    ------        --
PIMCO VIT CommodityRealReturn Strategy
2009  .       N/A        N/A        N/A          9.877    12.503         4
2010  .      12.491    15.251         6         12.503    15.288         8
2011  .      15.251    13.856         2         15.288    13.910         6
2012  .      13.856    14.313         2         13.910    14.391         1*
2013  .       N/A        N/A        N/A         14.391    12.079         1*
---------    ------    ------       ---         ------    ------        --
Putnam VT Global Health Care
2004  .       N/A        N/A        N/A          9.653    10.176        10
2005  .      10.128    11.266         6         10.176    11.337        24
2006  .      11.266    11.380         6         11.337    11.468        19
2007  .      11.380    11.115         6         11.468    11.219         7
2008  .      11.115     9.058         3         11.219     9.155         8
2009  .       9.058    11.215         1*         9.155    11.353         7
2010  .      11.215    11.292         1*        11.353    11.448         3
2011  .      11.292    10.965         1*        11.448    11.134         1*
2012  .      10.965    13.175         1*        11.134    13.397         1*
2013  .      13.175    18.340         1*        13.397    18.678         1*
---------    ------    ------       ---         ------    ------        --
Putnam VT Growth & Income
2004  .       N/A        N/A        N/A         10.857    11.872         2
2005  .       N/A        N/A        N/A         11.872    12.294         1*
2006  .      13.676    13.917         2         12.294    14.024         1*
2007  .      13.917    12.850         2         14.024    12.968         1*
2008  .      12.850     7.740         2         12.968     7.823         1*
2009  .       7.740     9.874         2          N/A        N/A        N/A
2010  .       9.874    11.097         2          N/A        N/A        N/A
2011  .      11.097    10.399         2          N/A        N/A        N/A
2012  .      10.399    12.174         2         11.544    12.378         1*
2013  .      12.174    16.231         6         12.378    16.528         1*
---------    ------    ------       ---         ------    ------       ---


*     The numbers of accumulation units less than 500 were rounded up to one.


(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.

(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.

(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.

(4) Effective October 9, 2010, the Delaware VIP (Reg. TM) Trend Series was reorganized into the Delaware VIP (Reg. TM) Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP (Reg. TM) Trend Series.

(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.

(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.

(7) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.

(12) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(13) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.

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Appendix B-Guaranteed Income Benefit Percentages For Previous Rider Elections

 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections between May 21,
                             2012 and May 19, 2013.




 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                       Guaranteed Amount
-----------------------------    ----------------------------
         Under age 40                       2.00%
           40 - 54                          2.50%
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.00%
           70 - 74                          4.50%
             75+                            5.00%




* If joint life option is in effect, the younger of you and your spouse's age applies.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections prior to May 21,
                                     2012.




 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                       Guaranteed Amount
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies.

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Lincoln ChoicePlusSM Bonus
Lincoln Life Variable Annuity Account N (Registrant)

The Lincoln National Life Insurance Company (Depositor)



Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM Bonus prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2014. You may obtain a copy of the Lincoln ChoicePlusSM Bonus prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.



Table of Contents







Item                                                        Page
  Special Terms                                            B-2
  Services                                                 B-2
  Principal Underwriter                                    B-2
  Purchase of Securities Being Offered                     B-2
  Interest Adjustment Example                              B-2
  Annuity Payouts                                          B-4
  Examples of Regular Income Payment Calculations          B-5
  Determination of Accumulation and Annuity Unit Value     B-5


Item                                                       Page
  Capital Markets                                          B-5
  Advertising & Ratings                                    B-6
  About the S&P 500 Index                                  B-6
  Unclaimed Property                                       B-6
  Additional Services                                      B-7
  Other Information                                        B-7
  Financial Statements                                     B-8



This SAI is not a prospectus.
The date of this SAI is May 1, 2014.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.



Services

Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, "LFN"), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $358,027,469, $437,205,763 and $619,961,766 to LFN and Selling Firms in 2011, 2012 and 2013 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES


         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION


                                                   (3)
                   (1)             (2)          Adjusted     (4)         (5)         (6)         (7)
                 Annuity      1 + Interest       Annuity   Minimum   Greater of   Surrender   Surrender
Contract Year     Value    Adjustment Formula     Value     Value     (3) & (4)     Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
1..............  $51,710       0.962268         $49,759    $50,710     $50,710      $4,250    $46,460
2..............  $53,480       0.985646         $52,712    $51,431     $52,712      $4,250    $48,462
3..............  $55,312       1.000000         $55,312    $52,162     $55,312      $4,000    $51,312
4..............  $57,208       1.009756         $57,766    $52,905     $57,766      $3,500    $54,266
5..............  $59,170          N/A           $59,170    $53,658     $59,170      $3,000    $56,170

                           ANNUITY VALUE CALCULATION


                   BOY*                             Annual         EOY**
                 Annuity         Guaranteed        Account        Annuity
Contract Year     Value        Interest Rate         Fee           Value
--------------- ---------     ---------------     ---------     ----------
 1..............$50,000   x       1.035       -   $40       =   $51,710
 2..............$51,710   x       1.035       -   $40       =   $53,480
 3..............$53,480   x       1.035       -   $40       =   $55,312
 4..............$55,312   x       1.035       -   $40       =   $57,208
 5..............$57,208   x       1.035       -   $40       =   $59,170

                          SURRENDER CHARGE CALCULATION


                 Surrender
                  Charge                      Surrender
Contract Year     Factor        Deposit        Charge
--------------- ----------     ---------     ----------
 1..............   8.5%    x   $50,000   =   $4,250
 2..............   8.5%    x   $50,000   =   $4,250
 3..............   8.0%    x   $50,000   =   $4,000
 4..............   7.0%    x   $50,000   =   $3,500
 5..............   6.0%    x   $50,000   =   $3,000

                 1 + INTEREST ADJUSTMENT FORMULA CALCULATION

Contract Year    Index A   Index B   Adj Index B     N     Result
--------------- --------- --------- ------------- ------ ---------
1..............  3.50%     4.00%       4.50%         4   0.962268
2..............  3.50%     3.50%       4.00%         3   0.985646
3..............  3.50%     3.00%       3.50%         2   1.000000
4..............  3.50%     2.00%       2.50%         1   1.009756
5..............  3.50%      N/A         N/A         N/A     N/A

                           MINIMUM VALUE CALCULATION


                                   Minimum           Annual
                                  Guaranteed        Account        Minimum
Contract Year                   Interest Rate         Fee           Value
---------------                ---------------     ---------     ----------
 1..............$50,000    x       1.015       -   $40       =   $50,710
 2..............$50,710    x       1.015       -   $40       =   $51,431
 3..............$51,431    x       1.015       -   $40       =   $52,162
 4..............$52,162    x       1.015       -   $40       =   $52,905
 5..............$52,905    x       1.015       -   $40       =   $53,658



                             * BOY = beginning of year

                                        ** EOY = end of year




Annuity Payouts

Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
 o the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable Annuity Payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
 o third, we calculate the value of the Annuity Units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4.00% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner's fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.

The value of each Subaccount's Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
 o The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.


         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               20-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,600.94              $10,004.94

A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,540.85 with the 20-year access period and $9,004.45 with the 30-year access period.

At the end of the 20-year access period, the remaining Account Value of $109,921.94 (assuming no withdrawals) will be used to continue the $10,600.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. At the end of the 30-year access period, the remaining Account Value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.

Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody's, A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.



About the S&P 500 Index

Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.

In some cases, fund names and/or their objectives may include references to certain indices, such as the S&P 500 Index. Neither the contract nor the funds are sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the contract or any member of the public regarding the advisability of investing in securities generally or in the contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the contract. S&P has no obligation to take the needs of the Licensee or the owners of the contract into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the contract or the timing of the issuance or sale of the contract or in the determination or calculation of the equation by which the contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the contract.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.




Unclaimed Property
During 2013, a Global Resolution Agreement entered into by us and a third party auditor became effective upon its acceptance by the unclaimed property departments of 41 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. Also in December 2013, a Regulatory Settlement Agreement entered into by us to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The final agreement covers 52 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S.

jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.




Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner has enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of Contractowners under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2013 financial statements of the VAA and the December 31, 2013 consolidated financial statements of Lincoln Life appear on the following pages.

Lincoln ChoicePlus IISM Bonus
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583


This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth
IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. However, IRAs provide tax deferral whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant.

The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding their availability.


The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If your Purchase Payments, Bonus Credits and Persistency Credits are in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.


We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract is the best product for you.


All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract's variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
     Invesco V.I. American Franchise Fund*

     Invesco V.I. Core Equity Fund*
     Invesco V.I. International Growth Fund*


AllianceBernstein Variable Products Series Fund:
     AllianceBernstein VPS Global Thematic Growth Portfolio

     AllianceBernstein VPS Large Cap Growth Portfolio*


     AllianceBernstein VPS Small/Mid Cap Value Portfolio

American Funds Insurance Series (Reg. TM):

     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund

BlackRock Variable Series Funds, Inc.:

     BlackRock Global Allocation V.I. Fund


Delaware VIP (Reg. TM) Trust:

     Delaware VIP (Reg. TM) Diversified Income Series
     Delaware VIP (Reg. TM) Emerging Markets Series
     Delaware VIP (Reg. TM) High Yield Series
     Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Delaware VIP (Reg. TM) REIT Series
     Delaware VIP (Reg. TM) Small Cap Value Series
     Delaware VIP (Reg. TM) Smid Cap Growth Series
     Delaware VIP (Reg. TM) U.S. Growth Series
     Delaware VIP (Reg. TM) Value Series


DWS Investments VIT Funds:
     DWS Equity 500 Index VIP Portfolio
     DWS Small Cap Index VIP Portfolio

DWS Variable Series II:

     DWS Alternative Asset Allocation VIP Portfolio


Fidelity (Reg. TM) Variable Insurance Products:

     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio

     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust:
     Franklin Income VIP Fund
     (formerly FTVIPT Franklin Income Securities Fund)
     Franklin Mutual Shares VIP Fund
     (formerly FTVIPT Mutual Shares Securities Fund)
     Templeton Global Bond VIP Fund
     (formerly FTVIPT Templeton Global Bond Securities Fund)
     Templeton Growth VIP Fund
     (formerly FTVIPT Templeton Growth Securities Fund)

Janus Aspen Series:

     Janus Aspen Balanced Portfolio*
     Janus Aspen Enterprise Portfolio*

     Janus Aspen Global Research Portfolio*

Legg Mason Partners Variable Equity Trust:
     ClearBridge Variable Mid Cap Core Portfolio*

Lincoln Variable Insurance Products Trust:
     LVIP American Century VP Mid Cap Value RPM Fund

     LVIP Baron Growth Opportunities Fund

     LVIP BlackRock Emerging Markets RPM Fund

     LVIP BlackRock Equity Dividend RPM Fund*

     LVIP BlackRock Global Allocation V.I. RPM Fund

     LVIP BlackRock Inflation Protected Bond Fund
     LVIP Capital Growth Fund
     LVIP Clarion Global Real Estate Fund

     LVIP ClearBridge Variable Appreciation RPM Fund

     LVIP Columbia Small-Mid Cap Growth RPM Fund

     LVIP Delaware Bond Fund

     LVIP Delaware Diversified Floating Rate Fund

     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund

     LVIP Delaware Growth and Income Fund

     LVIP Delaware Social Awareness Fund

     LVIP Delaware Special Opportunities Fund
     LVIP Dimensional Non-U.S. Equity RPM Fund

     LVIP Dimensional U.S. Equity RPM Fund

     LVIP Dimensional/Vanguard Total Bond Fund

     LVIP Franklin Mutual Shares VIP RPM Fund
    (formerly LVIP Franklin Mutual Shares Securities RPM Fund)


     LVIP Global Income Fund

     LVIP Invesco Diversified Equity-Income RPM Fund*
     LVIP Invesco V.I. Comstock RPM Fund
     LVIP JPMorgan High Yield Fund

     LVIP JPMorgan Mid Cap Value RPM Fund

     LVIP Managed Risk Profile 2010 Fund
     LVIP Managed Risk Profile 2020 Fund
     LVIP Managed Risk Profile 2030 Fund
     LVIP Managed Risk Profile 2040 Fund
     LVIP Managed Risk Profile Conservative Fund
     LVIP Managed Risk Profile Growth Fund
     LVIP Managed Risk Profile Moderate Fund

     LVIP MFS International Growth Fund

     LVIP MFS International Growth RPM Fund

     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund

     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP Multi-Manager Global Equity RPM Fund*
     LVIP PIMCO Low Duration Bond Fund*

     LVIP SSgA Bond Index Fund
     LVIP SSgA Conservative Index Allocation Fund
     LVIP SSgA Conservative Structured Allocation Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA Global Tactical Allocation RPM Fund

     LVIP SSgA International Index Fund
     LVIP SSgA International RPM Fund

     LVIP SSgA Large Cap 100 Fund

     LVIP SSgA Large Cap RPM Fund

     LVIP SSgA Moderate Index Allocation Fund
     LVIP SSgA Moderate Structured Allocation Fund
     LVIP SSgA Moderately Aggressive Index Allocation Fund
     LVIP SSgA Moderately Aggressive Structured Allocation Fund

     LVIP SSgA S&P 500 Index Fund**
     LVIP SSgA Small-Cap Index Fund
     LVIP SSgA Small-Cap RPM Fund
     LVIP SSgA Small-Mid Cap 200 Fund

     LVIP T. Rowe Price Growth Stock Fund

     LVIP T. Rowe Price Structured Mid-Cap Growth Fund

     LVIP Templeton Growth RPM Fund

     LVIP UBS Large Cap Growth RPM Fund

     LVIP Vanguard Domestic Equity ETF Fund
     LVIP Vanguard International Equity ETF Fund

     LVIP VIP Contrafund (Reg. TM) RPM Portfolio
     LVIP VIP Mid Cap RPM Portfolio*

MFS (Reg. TM) Variable Insurance TrustSM:

     MFS (Reg. TM) VIT Core Equity Series*
     MFS (Reg. TM) VIT Growth Series

     MFS (Reg. TM) VIT Utilities Series

Neuberger Berman Advisers Management Trust:
     Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

PIMCO Variable Insurance Trust:

     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio


Putnam Variable Trust:

     Putnam VT Global Health Care Fund*
     Putnam VT Growth & Income Fund*

* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.

** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.


This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


May 1, 2014

Table of Contents




Item                                                                             Page
Special Terms                                                                     5
Expense Tables                                                                    7
Summary of Common Questions                                                      11
The Lincoln National Life Insurance Company                                      13
Variable Annuity Account (VAA)                                                   14
Investments of the Variable Annuity Account                                      15
Charges and Other Deductions                                                     21
The Contracts                                                                    28
 Purchase Payments                                                               29
 Bonus Credits                                                                   29
 Persistency Credits                                                             30
 Transfers On or Before the Annuity Commencement Date                            31
 Surrenders and Withdrawals                                                      34
 Death Benefit                                                                   37
 Investment Requirements                                                         42
Living Benefit Riders                                                            48
 i4LIFE (Reg. TM) Advantage                                                      48
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage                       53
Discontinued Living Benefit Riders                                               58
 Lincoln Lifetime IncomeSM Advantage                                             58
 Lincoln SmartSecurity (Reg. TM) Advantage                                       67
 4LATER (Reg. TM) Advantage                                                      72
Annuity Payouts                                                                  76
 Fixed Side of the Contract                                                      78
Distribution of the Contracts                                                    81
Federal Tax Matters                                                              82
Additional Information                                                           87
 Voting Rights                                                                   87
 Return Privilege                                                                87
 Other Information                                                               88
Legal Proceedings                                                                88
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                                      89
Appendix A - Condensed Financial Information                                     A-1
Appendix B-Guaranteed Income Benefit Percentages For Previous Rider Elections    A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:


5% Enhancement-A feature under Lincoln Lifetime IncomeSM Advantage in which the Guaranteed Amount or Income Base, as applicable, minus Purchase Payments and corresponding Bonus Credits received in that year, will be increased by 5%, subject to certain conditions.


Access Period-Under i4LIFE (Reg. TM) Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.


Account or Variable Annuity Account (VAA)-The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value-Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE (Reg. TM) Advantage is effective (or initial Purchase Payment if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.

Accumulation Unit-A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.


Annuitant-The person upon whose life the annuity benefit payments are based, and upon whose life a Death Benefit may be paid.

Annuity Commencement Date-The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE (Reg. TM) Advantage).


Annuity Payout-A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE (Reg. TM) Advantage has been elected). Payments may be variable or fixed, or a combination of both.


Annuity Unit-A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.

Automatic Annual Step-up-Under Lincoln Lifetime IncomeSM Advantage the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.

Beneficiary-The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.

Benefit Year-Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity (Reg. TM) Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.

Bonus Credit - The additional amount credited to the contract for each Purchase Payment.

Contractowner (you, your, owner)-The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.

Contract Value (may be referred to as Account Value in marketing materials)-At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a contract plus the value of the fixed side of the contract, if any.


Contract Year-Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death Benefit-Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies or, if selected, to the Contractowner if the Annuitant dies. See The Contracts - Death Benefit for a description of the various Death Benefit options.


Earnings-The excess of Contract Value over the sum of Bonus Credits, Persistency Credits and Purchase Payments which have not yet been withdrawn from the contract.

Enhancement Period-Under Lincoln Lifetime IncomeSM Advantage the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.


Excess Withdrawals-Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.


Good Order-The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.

Guaranteed Amount-The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.


Guaranteed Amount Annuity Payout Option-A fixed Annuity Payout option available under Lincoln SmartSecurity (Reg. TM) Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

Guaranteed Period-The length of the period during which Contract Value in a fixed account will be credited a guaranteed interest rate.


Income Base-Under 4LATER (Reg. TM) Advantage, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.

Interest Adjustment-An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.


Investment Requirements-Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.


Lifetime Income Period-Under i4LIFE (Reg. TM) Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.


Lincoln Life (we, us, our, Company)-The Lincoln National Life Insurance
Company.

Living Benefit Rider-A general reference to optional riders that provide some type of a minimum guarantee while you are alive. These riders that are currently available are: i4LIFE (Reg. TM) Advantage (without the Guaranteed Income Benefit). If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. On or after October 13, 2009, the only available Living Benefit Rider that you may elect is i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit.


Maximum Annual Withdrawal-The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage.

Maximum Annual Withdrawal Amount Annuity Payout Option - A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

Nursing Home Enhancement-A feature that will increase the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.


Periodic Income Commencement Date-The Valuation Date on which the amount of i4LIFE (Reg. TM) Advantage Regular Income Payments are determined.

Persistency Credit-The additional amount credited to the contract after the fourteenth contract anniversary.

Purchase Payments-Amounts paid into the contract other than Bonus Credits and Persistency Credits.

Regular Income Payments-The variable, periodic income payments paid under i4LIFE (Reg. TM) Advantage.

Secondary Life-Under i4LIFE (Reg. TM) Advantage, the person designated by the Contractowner upon whose life the Annuity Payouts will also be contingent.

Selling Group Individuals - A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:

 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
 o Effective June 15, 2005, the version of this product offered to Selling Group Individuals is no longer available for new sales.


Subaccount-The portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.

Valuation Date-Each day the New York Stock Exchange (NYSE) is open for trading.



Valuation Period-The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation
Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.


The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted. The premium tax rates range from zero to 5%.


                       CONTRACTOWNER TRANSACTION EXPENSES



Accumulation Phase:
  Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):1.......    8.50%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed
Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual
Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage and Regular Income
Payments under i4LIFE (Reg. TM) Advantage).
See Fixed Side of the Contract.


1 The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.





The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE (Reg. TM) Advantage rider.

 o Table A reflects the expenses for a contract that has not elected i4LIFE (Reg. TM) Advantage (Base contract).
 o Table B reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage.
 o Table C reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage and previously purchased 4LATER (Reg. TM) Advantage.


                                    TABLE A



Annual Account Fee:1......................................................................     $    35
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):2
Guarantee of Principal Death Benefit
  Mortality and Expense Risk Charge.......................................................        1.35%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.50%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Mortality and Expense Risk Charge.......................................................        1.45%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.60%
5% Step-up Death Benefit
  Mortality and Expense Risk Charge.......................................................        1.60%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.75%
Estate Enhancement Benefit Rider (EEB) without 5% Step-up
  Mortality and Expense Risk Charge.......................................................        1.65%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.80%
Estate Enhancement Benefit Rider (EEB) in Combination with 5% Step-up
  Mortality and Expense Risk Charge.......................................................        1.70%
  Administrative Charge...................................................................        0.15%
  Total Separate Account Expenses.........................................................        1.85%

                                                                                    Single      Joint
Optional Living Benefit Rider Charges:3                                              Life        Life
Lincoln Lifetime IncomeSM Advantage:4
  Guaranteed Maximum Charge.....................................................     1.50%      1.50%
  Current Charge................................................................     0.90%      0.90%
  Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus................     0.15%      0.15%
Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option:5
  Guaranteed Maximum Charge.....................................................     1.50%      1.50%
  Current Charge................................................................     0.85%      1.00%
Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option:5
  Guaranteed Maximum Charge.....................................................     0.95%       N/A
  Current Charge................................................................     0.85%       N/A
4LATER (Reg. TM) Advantage:6
  Guaranteed Maximum Charge.....................................................     1.50%       N/A
  Current Charge................................................................     0.65%       N/A

1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 The mortality and expense risk charge and administrative charge together are 1.40% on and after the Annuity Commencement Date.


3 You may not have more than one Living Benefit Rider on your contract.

4 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment and any Bonus Credit or Contract Value at the time of election) as increased for subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge for further information. This rider is no longer available for purchase.

5 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment and any Bonus Credits or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option riders the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option riders the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. This rider is no longer available for purchase. See Charges and Other Deductions - Lincoln SmartSecurity (Reg. TM) Advantage Charge for further information.

6 As an annualized percentage of the Income Base (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% Enhancements, and Resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Charge for further information. This rider is no longer available for purchase.




                                    TABLE B




Annual Account Fee:1..................................................     $    35
i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit rider:2
  Account Value Death Benefit.........................................        1.85%
  Guarantee of Principal Death Benefit................................        1.90%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB)...................        2.05%




                                                                           Single      Joint
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):3     Life        Life
Account Value Death Benefit
  Guaranteed Maximum Charge............................................     3.85%      3.85%
  Current Charge.......................................................     2.50%      2.70%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge............................................     3.90%      3.90%

  Current Charge.................................    2.55%      2.75%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge......................    4.05%      4.05%
  Current Charge.................................    2.70%      2.90%




i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (versions 1, 2 and 3):4    Single/Joint Life
Account Value Death Benefit
  Guaranteed Maximum Charge......................................................    3.35%
  Current Charge.................................................................    2.35%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge......................................................    3.40%
  Current Charge.................................................................    2.40%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge......................................................    3.55%
  Current Charge.................................................................    2.55%


1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE (Reg. TM) Advantage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE (Reg. TM) Advantage charge is reduced to 1.65% during the Lifetime Income Period.

3 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. See Charges and Other Deductions - i4LIFE (Reg.
  TM) Advantage with Guaranteed Income Benefit (version 4) Charge for further information. i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.

4 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information. i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009.



                                    TABLE C



Annual Account Fee:1......................................................................     $    35
i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Advantage Guaranteed Income Benefit for
purchasers who previously purchased
4LATER (Reg. TM) Advantage:2
Account Value Death Benefit
  Guaranteed Maximum Charge...............................................................        3.35%
  Current Charge..........................................................................        2.50%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge...............................................................        3.40%
  Current Charge..........................................................................        2.55%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge...............................................................        3.55%
  Current Charge..........................................................................        2.70%

1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge percentage. i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Advantage Guaranteed Income Benefit is only available within contracts purchased prior to October 13, 2009. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information.



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2013. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.




                                                                             Minimum   Maximum
                                                                            --------- --------
      Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service
       (12b-1) fees, and other expenses)...................................  0.34%     2.44%
      Net Total Annual Fund Operating Expenses (after contractual waivers/
       reimbursements*)....................................................  0.34%     1.80%



* Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2015.



EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:



   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,496       $2,709       $3,734       $6,039


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $646      $1,909       $3,134       $6,039



The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with 5% Step-ups Death Benefit and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:



   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,434       $2,565       $3,561       $6,022


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $584      $1,765       $2,961       $6,022


For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Living Benefit Riders - i4LIFE (Reg. TM) Advantage, Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage, and The Contracts - Discontinued Living Benefit Riders - 4LATER (Reg. TM) Guaranteed Income Benefit, and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees"). As of the date of this prospectus, none have done so. See The Contracts
- Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



Summary of Common Questions

What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. See The Contracts. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability. This contract is no longer available for purchase.


What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.


What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. Lincoln Lifetime IncomeSM Advantage Plus also has specific Investment Requirements, but is no longer available for purchase. See The Contracts - Investment Requirements.


What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments , Bonus Credits and Persistency Credits to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE (Reg. TM) Advantage is elected. See Charges and Other Deductions.

If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions - Surrender Charge.

We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a Guaranteed Period of the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.


What Purchase Payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are the Contractowner, joint owner or Annuitant. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these limitations, please see The Contracts - Purchase Payments section in this prospectus. Also, see Discontinued Living Benefit Riders for additional information on any restrictions that may apply to your Living Benefit Rider.


What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts - Bonus Credits.

A Persistency Credit of 0.05% of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts - Persistency Credits.


We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.


How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, you may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts - Death Benefit.

May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to the Subaccount, you may only transfer 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.


What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage) or, a minimum Annuity Payout (4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage with prior versions of the Guaranteed Income Benefit or without the Guaranteed Income Benefit). On or after October 13, 2009, the only available Living Benefit Rider you may elect is i4LIFE (Reg. TM) Advantage with or without Guaranteed Income Benefit. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts - Living Benefit Riders. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a Death Benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.

What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the Contract Value at the time you elect i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE (Reg. TM) Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Living Benefit Riders - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage and The Contracts - Discontinued Living Benefit Riders - 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.


Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any Bonus Credits credited to your Contract Value if you elect to cancel your contract; however, we will assume the risk of investment loss on the Bonus Credits. See Return Privilege.


Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.


The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.




The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.


We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.

The general account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.



Financial Statements

The December 31, 2013 financial statements of the VAA and the December 31, 2013 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.

Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.


Certain Payments We Receive with Regard to the Funds


We (or our affiliates) incur expenses in promoting, marketing, and administering the contracts (and in our role as intermediary, the funds). With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.49%. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds

Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.


We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.

Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract's upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.


Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.


  o Invesco V.I. American Franchise Fund (Series II Shares): Capital growth.

     This fund is not offered in contracts issued on or after May 24, 2004.


  o Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital.

     This fund is not offered in contracts issued on or after May 24, 2004.


  o Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
    This fund is not offered in contracts issued on or after May 24, 2004, but will reopen for all contracts on or about May 19, 2014.



AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
    L.P.


  o AllianceBernstein VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.

  o AllianceBernstein VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital.

     This fund is not offered in contracts issued on or after June 6, 2005.


  o AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.



American Funds Insurance Series (Reg. TM), advised by Capital Research and Management Company


  o Global Growth Fund (Class 2): Long-term growth of capital.

  o Global Small Capitalization Fund (Class 2): Long-term growth of capital.

  o Growth Fund (Class 2): Capital growth.

  o Growth-Income Fund (Class 2): Long-term growth of capital and income.

  o International Fund (Class 2): Long-term growth of capital.



BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC


  o BlackRock Global Allocation V.I. Fund (Class III): High total investment return.



Delaware VIP (Reg. TM) Trust, advised by Delaware Management Company*


  o Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.

  o Emerging Markets Series (Service Class): Long-term capital appreciation.

  o High Yield Series (Service Class): Total return and, as a secondary objective, high current income.

  o Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.

  o REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.

  o Small Cap Value Series (Service Class): Capital appreciation.

  o Smid Cap Growth Series (Service Class): Long-term capital appreciation. (Sub-advised by Delaware Investments Advisory Services)

  o U.S. Growth Series (Service Class): Long-term capital appreciation. (Sub-advised by Delaware Investments Advisory Services)

  o Value Series (Service Class): Long-term capital appreciation.

DWS Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc. and sub-advised by Northern Trust Investments, Inc.


  o DWS Equity 500 Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 (Reg. TM) Index"), which emphasizes stocks of large US companies.

  o DWS Small Cap Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small US companies.



DWS Variable Series II, advised by Deutsche Investment Management Americas,
    Inc. and sub-advised by RREEF America L.L.C.


  o DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.



Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and sub-advised by FMR Co., Inc.


  o Contrafund (Reg. TM) Portfolio (Service Class 2): Long-term capital appreciation.

  o Growth Portfolio (Service Class 2): To achieve capital appreciation.

  o Mid Cap Portfolio (Service Class 2): Long-term growth of capital.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.

  o Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
     (formerly Franklin Income Securities Fund)

  o Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
     (formerly Mutual Shares Securities Fund)

  o Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
     (formerly Templeton Global Bond Securities Fund)

  o Templeton Growth VIP Fund (Class 2): Long-term capital growth.

     (Sub-advised by Templeton Asset Management Limited)

     (formerly Templeton Growth Securities Fund)



Janus Aspen Series, advised by Janus Capital Management LLC


  o Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.

     This fund is not offered in contracts issued on or after June 6, 2005.


  o Enterprise Portfolio (Service Shares): Long-term growth of capital.

     This fund is not offered in contracts issued on or after June 6, 2005.


  o Global Research Portfolio (Service Shares): Long-term growth of capital.

     This fund is not offered in contracts issued on or after May 24, 2004.



Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund
    Advisor, LLC.

  o ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
     (Sub-advised by ClearBridge Investments, LLC)
     This fund will be available on or about May 19, 2014. Consult your financial advisor.



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.


  o LVIP American Century VP Mid Cap Value RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.

     (Sub-advised by BAMCO, Inc.)


  o LVIP BlackRock Emerging Markets RPM Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.
     (Sub-advised by BlackRock Investment Management, LLC)

  o LVIP BlackRock Equity Dividend RPM Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.
     (Sub-advised by BlackRock Investment Management, LLC)

  o LVIP BlackRock Global Allocation V.I. RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.

     (Sub-advised by BlackRock Financial Management, Inc.)


  o LVIP Capital Growth Fund (Service Class): Capital growth.
     (Sub-advised by Wellington Management Company LLP)

  o LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation. (Sub-advised by CBRE Clarion Securities LLC)

  o LVIP ClearBridge Variable Appreciation RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP Columbia Small-Mid Cap Growth RPM Fund (Service Class): Capital appreciation.
     (Sub-advised by Columbia Management Investment Advisers, LLC)

  o LVIP Delaware Bond Fund (Standard Class): Maximum current income (yield) consistent with a prudent investment strategy.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Diversified Floating Rate Fund (Service Class): Total return.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund (Standard Class): Long-term capital growth.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Growth and Income Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Social Awareness Fund (Standard Class): To maximize long-term capital appreciation.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Special Opportunities Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by Delaware Management Company)*


  o LVIP Dimensional Non-U.S. Equity RPM Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP Dimensional U.S. Equity RPM Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital.

  o LVIP Franklin Mutual Shares VIP RPM Fund (Service Class): Capital appreciation; a fund of funds.
     (formerly LVIP Franklin Mutual Shares Securities RPM Fund)

  o LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.

     (Sub-advised by Mondrian Investment Partners Limited and Franklin Advisors, Inc.)


  o LVIP Invesco Diversified Equity-Income RPM Fund (Service Class): Capital appreciation and current income; a fund of funds.
     This fund will be available on or about May 19, 2014. Consult your financial advisor.

  o LVIP Invesco V.I. Comstock RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
     (Sub-advised by J.P. Morgan Investment Management Inc.)

  o LVIP JPMorgan Mid Cap Value RPM Fund (Service Class): Long-term capital appreciation.
     (Sub-advised by J.P. Morgan Investment Management Inc.)

  o LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.

  o LVIP Managed Risk Profile Conservative Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.

  o LVIP Managed Risk Profile Growth Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP Managed Risk Profile Moderate Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.

     (Sub-advised by Massachusetts Financial Services Company)


  o LVIP MFS International Growth RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP MFS Value Fund (Service Class): Capital appreciation.

     (Sub-advised by Massachusetts Financial Services Company)


  o LVIP Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (Sub-advised by Wellington Management Company LLP)

  o LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.

     (Sub-advised by Mondrian Investment Partners, Limited)


  o LVIP Money Market Fund (Standard Class): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).

     (Sub-advised by Delaware Management Company)*


  o LVIP Multi-Manager Global Equity RPM Fund (Service Class): Long-term growth of capital; a fund of funds.
     This fund will be available on or about May 19, 2014. Consult your financial advisor.

  o LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
     (Sub-advised by Pacific Investment Management Company)
     This fund will be available on or about May 19, 2014. Consult your financial advisor.

  o LVIP SSgA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.

  o LVIP SSgA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.

  o LVIP SSgA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Global Tactical Allocation RPM Fund (Service Class): Long-term growth of capital; a fund of funds.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA International RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP SSgA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Large Cap RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP SSgA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class):
     A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.**

     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small U.S. companies.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Small-Cap RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP SSgA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.

     (Sub-advised by T. Rowe Price Associates, Inc.)


  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.

     (Sub-advised by T. Rowe Price Associates, Inc.)


  o LVIP Templeton Growth RPM Fund (Service Class): Long-term capital growth. (Sub-advised by Templeton Investment Counsel, LLC)

  o LVIP UBS Large Cap Growth RPM Fund (Standard Class): Long-term growth of capital in a manner consistent with the preservation of capital. (Sub-advised by UBS Global Asset Management (Americas), Inc.)

  o LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP VIP Contrafund (Reg. TM) RPM Portfolio (Service Class): Capital appreciation; a fund of funds.
     (Sub-advised by FMR CO., Inc.)

  o LVIP VIP Mid Cap RPM Portfolio (Service Class): Capital appreciation; a fund of funds.
     This fund will be available on or about May 19, 2014. Consult your financial advisor.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company


  o Core Equity Series (Service Class): Capital appreciation.

     This fund is not offered in contracts issued on or after June 6, 2005.


  o Growth Series (Service Class): Capital appreciation.

  o Utilities Series (Service Class): Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc., and sub-advised by Neuberger Berman, LLC.


  o Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.



PIMCO Variable Insurance Trust, advised by PIMCO


  o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio (Advisor Class):
Maximum real return.



Putnam Variable Trust, advised by Putnam Investment Management, LLC


  o Global Health Care Fund (Class IB): Capital appreciation.

     (Subadvised by Putnam Advisory Company, LLC and Putnam Investments
Limited)
     This fund is not offered in contracts issued on or after May 24, 2004


  o Growth & Income Fund (Class IB): Capital growth and current income.

     (Subadvised by Putnam Investments Limited)
     This fund is not offered in contracts issued on or after May 24, 2004.


* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.



** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500
   (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.


Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.

Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:
 o remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering Annuity Payouts;

 o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The risks we assume include:

 o the risk that Annuitants receiving Annuity Payouts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;

 o the risk that Death Benefits paid will exceed the actual Contract Value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA

For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:


                                               Estate Enhancement    Estate Enhancement
                                              Benefit rider (EEB)   Benefit rider (EEB)
                                                 in combination          without 5%
                                                with 5% Step-up           Step-up
                                             --------------------- ---------------------
Mortality and expense risk charge...........        1.70%                 1.65%
Administrative charge.......................        0.15%                 0.15%
Total annual charge for each Subaccount.....        1.85%                 1.80%



                                                                  Enhanced
                                                                 Guaranteed      Guarantee of
                                                5% Step-up     Minimum Death    Principal Death
                                              Death Benefit   Benefit (EGMDB)    Benefit (GOP)
                                             --------------- ----------------- ----------------
Mortality and expense risk charge...........     1.60%            1.45%             1.35%
Administrative charge.......................     0.15%            0.15%             0.15%
Total annual charge for each Subaccount.....     1.75%            1.60%             1.50%

Surrender Charge


A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.



                                                      Number of contract anniversaries since
                                                          Purchase Payment was invested
                                              ------------------------------------------------------
                                                 0       1      2    3    4    5    6    7    8   9+
                                              ------- ------- ---- ---- ---- ---- ---- ---- ---- ---
      Surrender charge as a percentage of the
       surrendered or withdrawn Purchase
       Payments.............................. 8.50%   8.50%   8%   7%   6%   5%   4%   3%   2%   0%

A surrender charge does not apply to:
 o A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
 o Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments;
 o Purchase Payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE (Reg. TM) Advantage option;
 o A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
 o A surrender or withdrawal of any Purchase Payments as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, if such Purchase Payments were received by us more than 12 months prior to the admittance, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender of the contract as a result of the death of the Contractowner or Annuitant;
 o A surrender or withdrawal of a Purchase Payment beyond the fifth anniversary since the Purchase Payment was invested for any contract issued to Selling Group Individuals. For Selling Group Individuals, a reduced schedule of surrender charges applies;
 o A surrender or annuitization of Bonus Credits and Persistency Credits;
 o Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE (Reg. TM) Advantage option;

 o Regular Income Payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATER (Reg. TM) or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefits, or periodic payments made under any Annuity Payout option made available by us;

 o Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.

For purposes of calculating the surrender charge on withdrawals, we assume that:


1.The free amount will be withdrawn from Purchase Payments on a first in-first out "(FIFO)" basis.


2.Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted; then
  o from Bonus Credits.

3.On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and Persistency Credits until exhausted; then
  o from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
  o from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
  o from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.

We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.

If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Account Fee

During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to Selling Group Individuals.


Rider Charges


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.

Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage. The rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly)for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus was purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Discontinued Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.


The charge is applied to the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.


The annual rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge for your rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus Option riders are no longer available for purchase as of October 13, 2009.


Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage. The rider charge is currently equal to an annual rate of:

1) 0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, single life option (and also prior version of Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up) (the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or

3) 1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, joint life option (the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Discontinued Living Benefit Riders - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and the fixed side of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the Valuation Date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE (Reg. TM) Advantage or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.


All versions of this rider are no longer available for purchase.


4LATER (Reg. TM) Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment and any Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER (Reg. TM) rider charge multiplied by the Income Base will be deducted from the Subaccounts on every third month anniversary of the later of the 4LATER (Reg. TM) rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER (Reg. TM) rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) rider charge based on the Income Base immediately prior to the reset will be made on the Valuation Date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the Periodic Income Commencement Date, a pro-rata amount of the 4LATER (Reg. TM) rider charge will be deducted upon termination of the 4LATER (Reg.
TM) rider for any reason other than death. On the Periodic Income Commencement Date, a pro-rata deduction of the 4LATER (Reg. TM) rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.


This rider is no longer available for purchase.

i4LIFE (Reg. TM) Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE (Reg. TM) Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage becomes effective (or your initial Purchase Payment and Bonus Credit if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.

The annual rate of the i4LIFE (Reg. TM) Advantage charge during the Access Period is: 1.85% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 1.90% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.05% for the i4LIFE (Reg. TM) Advantage EGMDB. During the Lifetime Income Period, the charge for all Death Benefit options is 1.65%. This charge consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charges replace the Separate Account Annual Expenses for the base contract. If i4LIFE (Reg. TM) Advantage is elected at the issue of the contract i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE (Reg. TM) Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Charge. Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% (2.35% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.55% (2.40% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.70% (2.55% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage EGMDB.

If you elect the joint life option, Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.70% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.75% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.90% for the i4LIFE (Reg. TM) Advantage EGMDB. These charges replace the Separate Account Annual Expenses for the base contract.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE (Reg. TM) Advantage section of this prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE (Reg. TM) Advantage charge will continue.


i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER (Reg. TM) Advantage. The 4LATER (Reg. TM) Guaranteed Income Benefit for purchasers who previously purchased 4LATER (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.50% for the i4LIFE (Reg. TM) Account Value Death Benefit; 2.55% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.70% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.

On and after the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the Periodic Income Commencement Date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.

After the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15-year step-up period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the Periodic Income Commencement Date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.35% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.40% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.55% for the i4LIFE (Reg. TM) Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.


The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.

The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.


Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.



Other Charges and Deductions

The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Interest Adjustment if applicable. See Fixed Side of the Contract.

The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.



Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you directly or through your sales representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.


When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.


Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.

Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.



Purchase Payments

You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.


Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are a Contractowner, joint owner, or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.

If you elect a Living Benefit Rider (other than i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please see your contract or contact your registered representative for more information. If you elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Guaranteed Income Benefit has been elected.

These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE (Reg.
TM) Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. See the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.



Bonus Credits


In some states, the term Bonus Credit may be referred to as value enhancement or a similar term in the contract. For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner's cumulative Purchase Payments at the time each Purchase Payment is made according to the following scale:



Cumulative Purchase Payments     Bonus Credit %
------------------------------- ---------------
      Less than $100,000 .           3.00%
      $100,000-$999,999 .            4.00%
      $1,000,000 or greater .        5.00%

Your cumulative Purchase Payments at the time of a Purchase Payment are equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.

Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.

During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment ("subsequent Purchase Payment"), we may add a Bonus Credit ("additional Bonus Credit") to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.

We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. Similar products that do not offer Bonus Credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.


Persistency Credits

Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least 14 years, by 0.05%. This Persistency Credit will be allocated to the variable Subaccounts and the fixed Subaccounts in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.


There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.



Valuation Date

Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.


Allocation of Purchase Payments

Purchase Payments allocated to the variable account are placed into the VAA's Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments.

The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.


If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date.


The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of Accumulation Units

Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:

1.The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

2.The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.

The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.

Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE (Reg. TM) Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE (Reg. TM) Advantage Account Value). See i4LIFE (Reg. TM) Advantage.

The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.


A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit Value computed on the next Valuation Date.

There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date.


If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:
 o total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.

Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Telephone and Electronic Transactions

A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.


Market Timing

Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.


You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.


Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a Contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.


Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.

These provisions also apply during the i4LIFE (Reg. TM) Advantage Lifetime Income Period. See i4LIFE (Reg. TM) Advantage.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the Annuitant(s) will be the owner. The owner may name a joint owner.


As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Non-qualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant


The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us of the change, however we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts - Death Benefit. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.



Surrenders and Withdrawals

Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.


The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit Value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.

You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:

 o the Annuity Commencement Date;

 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.


We reserve the right to restrict access to this program at any time.


A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the variable Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions - Surrender Charge and Fixed Side of the Contract - Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is available for amounts allocated to the fixed account, if applicable.


The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available unless the Contractowner had enrolled in this service prior to this date.


Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.


Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.


Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the Subaccounts. We will deduct any withdrawals you make from the Subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.


In order to maintain the model's specified Subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.


The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements and The Contracts - Discontinued Living Benefit Riders..


The models are as follows:
 o The Lincoln SSgA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in three equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   70% in three equity Subaccounts and 30% in one fixed income Subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in seven equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   60% in seven equity Subaccounts and 40% in one fixed income Subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   90% in seven equity Subaccounts and 10% in one fixed income Subaccount.
   This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Your registered representative will have more information on the specific investments of each model.


Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement. You may terminate the strategy at any time and reallocate your Contract

Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. You should consult with your registered representative to determine if this strategy is suitable for you. If you are seeking a more aggressive strategy, this strategy may not be appropriate for you.




                                             % of Contract Value
                                            --------------------
      Franklin Income VIP Fund.............         34%
      Franklin Mutual Shares VIP Fund......         33%
      LVIP Templeton Growth RPM Fund.......         33%


Death Benefit

The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.


 UPON DEATH OF:    AND...
Contractowner     There is a surviving joint owner
 Contractowner     There is no surviving joint owner
Contractowner     There is no surviving joint owner
                  and the Beneficiary predeceases the
                  Contractowner
 Annuitant         The Contractowner is living
Annuitant         The Contractowner is living
 Annuitant**       The Contractowner is a trust or
                  other non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
Contractowner     The Annuitant is living or deceased    joint owner
 Contractowner     The Annuitant is living or deceased    designated Beneficiary
Contractowner     The Annuitant is living or deceased    Contractowner's estate
 Annuitant         There is no contingent Annuitant       The youngest Contractowner
                                                         becomes the contingent Annuitant
                                                         and the contract continues. The
                                                         Contractowner may waive* this
                                                         continuation and receive the Death
                                                         Benefit proceeds.
Annuitant         The contingent Annuitant is living     contingent Annuitant becomes the
                                                         Annuitant and the contract continues
 Annuitant**       No contingent Annuitant allowed        designated Beneficiary
                  with non-natural Contractowner



* Notification from the Contractowner to select the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

** Death of Annuitant is treated like death of the Contractowner.



If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE (Reg. TM) Advantage and have the EEB Death Benefit or 5% Step-up or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.

You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.

You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.

Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.

If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.

Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.


Guarantee of Principal Death Benefit. Check with your representative regarding state availability. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Discontinued Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage).

For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.

Enhanced Guaranteed Minimum Death Benefit (EGMDB).

If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Discontinued Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage); or
 o the highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the Contractowner, joint owner or Annuitant for whom the death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.

For contracts purchased prior to June 2, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

For contracts purchased after June 2, 2003 (or later in some states), the Contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.

The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.


5% Step-Up Death Benefit. This Death Benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up Death Benefit is in effect, the Death Benefit paid will be the greater of the Death Benefit under the EGMDB or the accumulation of all Purchase Payments minus the accumulation of all withdrawals. These Purchase Payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.

After a contract is issued, the Contractowner may discontinue the 5% Step-Up Death Benefit at any time by completing the Death Benefit Discontinuance form and sending it to us. The benefit will be discontinued as of the Valuation Date we receive the request, and the Death Benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated.


All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Discontinued Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage); or
 o the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments and Bonus Credits made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
 o (Only if this rider is elected in combination with the 5% Step Up Death Benefit): The accumulation of all Purchase Payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased Contractowner, joint owner or Annuitant will then be increased by Purchase Payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB Death Benefit option is no longer available unless you had elected it prior to January 15, 2003; or
 o the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.

Contract earnings equal:
 o the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus

 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.


The EEB rider may not be available in all states. Please check with your registered representative regarding availability of this rider. The EEB rider can only be elected at the time the contract is purchased. The EEB Rider is not available if you have elected i4LIFE (Reg. TM) Advantage.


The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this Death Benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.

Whenever this ABE Death Benefit is in effect, the Death Benefit amount will be the greater of the Death Benefit chosen under the contract and this ABE Death Benefit. Any Death Benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in the prospectus).

Upon the death of any Contractowner, joint owner or Annuitant, the ABE Death Benefit will be equal to the sum of all Purchase Payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's Death Benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's Death Benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any Contractowner, joint owner or Annuitant who was not a Contractowner or Annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the Contract Value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a Contractowner, joint owner or Annuitant). If any Contractowner, joint owner or Annuitant is changed due to a death and the new Contractowner, joint owner or Annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new Contractowner, joint owner or Annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.

The ABE Death Benefit will terminate on the earliest of:
 o the Valuation Date the selected Death Benefit option of the contract is changed; or

 o the Annuity Commencement Date.


It is important to realize that even with the ABE Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.



General Death Benefit Information


Only one of these Death Benefit elections may be in effect at any one time (in addition to ABE). This benefit terminates if you elect i4LIFE (Reg. TM) Advantage or if you elect an annuitization option. i4LIFE (Reg. TM) Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE (Reg.
TM) Advantage - i4LIFE (Reg. TM) Advantage Death Benefit section of this prospectus for more information.


If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).


If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.

Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.

If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB and your total annual charge will be reduced to the EGMBD charge that was in effect at the time you purchased your contracts.


The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in Good Order, we require all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
 o If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or
 o If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary's life expectancy.

Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be "escheated". This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.

To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by filing a written request with our Home Office.

SecureLine (Reg. TM). As of February 3, 2014, SecureLine (Reg. TM) is no longer offered. Prior to February 3, 2014, in the case of a death of one of the parties to the annuity contract, if the recipient of the Death Benefit had elected a lump sum settlement and the Death Benefit was over $10,000, the proceeds were placed into a SecureLine (Reg. TM) account in the recipient's name as the owner of the account. SecureLine (Reg. TM) is a service that helped the recipient manage the Death Benefit proceeds. With SecureLine (Reg. TM), an interest bearing account was established from the proceeds payable on a policy or contract administered by us. The recipient is the owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine (Reg. TM) account.


Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account. The balance in the recipient's SecureLine (Reg.
TM) account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient's account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient's SecureLine (Reg. TM) account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine (Reg.
TM) account is not necessarily that credited to the fixed account.

There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.


Investment Requirements


If you purchased a Living Benefit Rider (Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, Lincoln SmartSecuritySM Advantage, or Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage), you are subject to Investment Requirements, which means you are limited in how much you can invest in certain Subaccounts of your contract. Investment Requirements apply whether you purchase a Living Benefit Rider at contract issue, or if you add a Living Benefit Rider to an existing contract. The Living Benefit Rider you purchased and the date of purchase will determine which Investment Requirements Option applies to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchased i4LIFE (Reg. TM) without Guaranteed Income Benefit, you are not subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds' overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser's risk management strategy depends, in part, on the adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund's benefit. There is no guarantee that the strategy can achieve or maintain the fund's optimal risk targets. The fund's performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.

These funds are included under Investment Requirements in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds' current prospectuses. Fund prospectuses are available by contacting us.


Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchased the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.


The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchased. If you have not elected a Living Benefit Rider, the Investment Requirements will not apply to your contract.



 IF YOU ELECT...                                                    AND THE DATE OF ELECTION IS...
Lincoln Lifetime IncomeSM Advantage                                Between February 19, 2008 and January 19, 2009
                                                                   On or after January 20, 2009
 Lincoln SmartSecurity (Reg. TM) Advantage                          Prior to April 10, 2006
                                                                   April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
4LATER (Reg. TM) Advantage                                         April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    Prior to April 10, 2006
                                                                   On or after April 10, 2006
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    Between October 6, 2008 and January 19, 2009
                                                                   On or after January 20, 2009
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    On or after November 15, 2010



                                                                    YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                                   INVESTMENT REQUIREMENTS
Lincoln Lifetime IncomeSM Advantage                                Option 2
                                                                   Option 3
 Lincoln SmartSecurity (Reg. TM) Advantage                          N/A
                                                                   Option 1
                                                                   Option 3
4LATER (Reg. TM) Advantage                                         Option 1
                                                                   Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    N/A
                                                                   Option 1
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    Option 1
                                                                   Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    Option 2
                                                                   Option 3
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    Option 3

Investment Requirements - Option 1

No more than 35% of your Contract Value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following Subaccounts ("Limited Subaccounts") (Note: not all Subaccounts are available with all contracts):

 o AllianceBernstein VPS Global Thematic Growth Portfolio

 o AllianceBernstein VPS Small/Mid Cap Value Portfolio

 o American Funds Global Growth Fund
 o American Funds Global Small Capitalization Fund
 o American Funds International Fund
 o Delaware VIP (Reg. TM) Emerging Markets Series
 o Delaware VIP (Reg. TM) High Yield Series
 o Delaware VIP (Reg. TM) REIT Series
 o Delaware VIP (Reg. TM) Small Cap Value Series
 o Delaware VIP (Reg. TM) Smid Cap Growth Series

 o Fidelity (Reg. TM) VIP Mid-Cap Portfolio
 o Franklin Income VIP Fund
 o Franklin Mutual Shares VIP Fund
 o Invesco V.I. International Growth Fund
 o Janus Aspen Enterprise Portfolio


 o Janus Aspen Global Research Portfolio
 o LVIP Baron Growth Opportunities Fund
 o LVIP BlackRock Emerging Markets RPM Fund
 o LVIP Clarion Global Real Estate Fund
 o LVIP Columbia Small-Mid Cap Growth RPM Fund
 o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund
 o LVIP Delaware Special Opportunities Fund
 o LVIP Dimensional Non-U.S. Equity RPM Fund
 o LVIP JPMorgan High Yield Fund
 o LVIP JPMorgan Mid Cap Value RPM Fund

 o LVIP Managed Risk Profile 2040 Fund
 o LVIP MFS International Growth Fund

 o LVIP Mid-Cap Value Fund
 o LVIP Mondrian International Value Fund

 o LVIP Multi-Manager Global Equity RPM Fund

 o LVIP SSgA Developed International 150 Fund
 o LVIP SSgA Emerging Markets 100 Fund
 o LVIP SSgA International Index Fund
 o LVIP SSgA Small-Cap Index Fund
 o LVIP SSgA Small-Mid Cap 200 Fund
 o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
 o LVIP Templeton Growth RPM Fund

 o LVIP Vanguard International Equity ETF Fund

 o MFS (Reg. TM) VIT Growth Series

 o MFS (Reg. TM) VIT Utilities Series
 o Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

 o Putnam VT Global Health Care Fund
 o Templeton Growth VIP Fund

All other variable Subaccounts will be referred to as "Non-Limited Subaccounts" except DWS Alternative Asset Allocation VIP Portfolio, PIMCO VIT Commodity Real Return (Reg. TM) Strategy Portfolio and ClearBridge Variable Mid Cap Core Portfolio which are not available. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.


You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.

If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.


We may move Subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1.drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2.submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or

3.take no action and be subject to the quarterly rebalancing as described above.


Investment Requirements - Option 2

You can select the percentages of Contract Value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.


In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements, then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.

We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;

2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009.

4. for Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the Subaccount groups are as follows:



 Group 1                                                   Group 2
Investments must be at least 25% of Contract              Investments cannot exceed 75% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- -------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          All other Subaccounts except those in Group 3
 Delaware VIP (Reg. TM) High Yield Series                 and as discussed below.
 Delaware VIP (Reg. TM) Limited-Term Diversified Income
  Series
 LVIP BlackRock Inflation Protected Bond Fund
 LVIP Delaware Bond Fund
 LVIP Delaware Diversified Floating Rate Fund
 LVIP Dimensional/Vanguard Total Bond Fund
 LVIP Global Income Fund
 LVIP PIMCO Low Duration Bond Fund
 LVIP SSgA Bond Index Fund
 Templeton Global Bond VIP Fund



 Group 1                                                   Group 3
Investments must be at least 25% of Contract              Investments cannot exceed 10% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- ------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          Delaware VIP (Reg. TM) REIT Series
 Delaware VIP (Reg. TM) High Yield Series                 DWS Alternative Asset Allocation VIP Portfolio
 Delaware VIP (Reg. TM) Limited-Term Diversified Income   LVIP BlackRock Emerging Markets RPM Fund
  Series                                                  LVIP SSgA Emerging Markets 100 Fund
 LVIP BlackRock Inflation Protected Bond Fund
 LVIP Delaware Bond Fund
 LVIP Delaware Diversified Floating Rate Fund
 LVIP Dimensional/Vanguard Total Bond Fund
 LVIP Global Income Fund
 LVIP PIMCO Low Duration Bond Fund
 LVIP SSgA Bond Index Fund
 Templeton Global Bond VIP Fund



The PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio and the ClearBridge Variable Mid Cap Core Portfolio are not available. The fixed account is only available for dollar cost averaging.

To satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Templeton Growth RPM Fund 33% and Franklin Mutual Shares VIP Fund 33%).

o BlackRock Global Allocation V.I. Fund

o Delaware VIP (Reg. TM) Diversified Income Series
o Delaware VIP (Reg. TM) High Yield Series
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series

o Franklin Income VIP Fund
o LVIP BlackRock Global Allocation V.I. RPM Fund

o LVIP BlackRock Inflation Protected Bond Fund
o LVIP Delaware Bond Fund
o LVIP Delaware Diversified Floating Rate Fund
o LVIP Dimensional/Vanguard Total Bond Fund
o LVIP Global Income Fund

o LVIP Managed Risk Profile 2010 Fund

o LVIP Managed Risk Profile 2020 Fund
o LVIP Managed Risk Profile 2030 Fund
o LVIP Managed Risk Profile 2040 Fund
o LVIP Managed Risk Profile Conservative Fund
o LVIP Managed Risk Profile Growth Fund
o LVIP Managed Risk Profile Moderate Fund
o LVIP PIMCO Low Duration Bond Fund

o LVIP SSgA Bond Index Fund
o LVIP SSgA Global Tactical Allocation RPM Fund
o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund

o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund

o LVIP SSgA Moderately Aggressive Structured Allocation Fund

o Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Managed Risk Profile Moderate Fund, the LVIP Managed Risk Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund, the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Structured Conservative Model, and Lincoln SSgA Structured Moderate Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.



Investment Requirements - Option 3


For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.


You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.


In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg.
TM) Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.


We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements; or

2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the Subaccount groups are as follows:



 Group 1                                                   Group 2
Investments must be at least 30% of Contract              Investments cannot exceed 70% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- -------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          All other Subaccounts except those in Group 3
 Delaware VIP (Reg. TM) Limited-Term Diversified Income   and as described below.
  Series
 LVIP BlackRock Inflation Protected Bond Fund
 LVIP Delaware Bond Fund
 LVIP Delaware Diversified Floating Rate Fund
 LVIP Dimensional/Vanguard Total Bond Fund
 LVIP Global Income Fund
 LVIP PIMCO Low Duration Bond Fund
 LVIP SSgA Bond Index Fund
 Templeton Global Bond VIP Fund



 Group 1                                                   Group 3
Investments must be at least 30% of Contract              Investments cannot exceed 10% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- ------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          AllianceBernstein VPS Global Thematic Growth
 Delaware VIP (Reg. TM) Limited-Term Diversified Income   Portfolio
  Series                                                  Delaware VIP (Reg. TM) Emerging Markets Series
 LVIP BlackRock Inflation Protected Bond Fund             Delaware VIP (Reg. TM) REIT Series
 LVIP Delaware Bond Fund                                  DWS Alternative Asset Allocation VIP Portfolio
 LVIP Delaware Diversified Floating Rate Fund             LVIP BlackRock Emerging Markets RPM Fund
 LVIP Dimensional/Vanguard Total Bond Fund                LVIP Clarion Global Real Estate Fund
 LVIP Global Income Fund                                  LVIP SSgA Emerging Markets 100 Fund
 LVIP PIMCO Low Duration Bond Fund                        MFS (Reg. TM) VIT Utilities Series
 LVIP SSgA Bond Index Fund
 Templeton Global Bond VIP Fund



The PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio, Templeton Global Bond VIP Fund, ClearBridge Variable Mid Cap Core Portfolio and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions.

o BlackRock Global Allocation V.I. Fund
o Delaware VIP (Reg. TM) Diversified Income Series
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
o LVIP BlackRock Global Allocation V.I. RPM Fund
o LVIP BlackRock Inflation Protected Bond Fund
o LVIP Delaware Bond Fund
o LVIP Delaware Diversified Floating Rate Fund
o LVIP Dimensional/Vanguard Total Bond Fund
o LVIP Global Income Fund
o LVIP Managed Risk Profile 2010 Fund
o LVIP Managed Risk Profile 2020 Fund
o LVIP Managed Risk Profile Conservative Fund
o LVIP Managed Risk Profile Growth Fund

o LVIP Managed Risk Profile Moderate Fund
o LVIP PIMCO Low Duration Bond Fund
o LVIP SSgA Bond Index Fund

o LVIP SSgA Global Tactical Allocation RPM Fund
o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund
o LVIP SSgA Moderately Aggressive Structured Allocation Fund

o Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Managed Risk Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund or the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSgA Conservative Index Model and the Lincoln SSgA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.

Living Benefit Riders

The following Living Benefit Riders may be purchased for an additional charge: i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit. Upon election of i4LIFE (Reg. TM) Advantage, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.

The benefits and features of the optional Living Benefit Riders are separate and distinct from the protection sub-strategies of the funds offered under this contract. The riders do not guarantee the investment results of the funds.



i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charge.

i4LIFE (Reg. TM) Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE (Reg. TM) Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE (Reg. TM) Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE (Reg.
TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE (Reg. TM) Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charge.

i4LIFE (Reg. TM) Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE (Reg. TM) Advantage election form to our Home Office. When you elect i4LIFE (Reg. TM) Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on non-qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER (Reg. TM) Advantage Guranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a non-qualified annuity contract.


If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.


When you elect i4LIFE (Reg. TM) Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE (Reg.
TM) Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected an EEB Death Benefit or a 5% Step-up Death Benefit, you must elect a new Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE (Reg. TM) Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.


Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value

(defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.



We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for non-qualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage is effective (or your initial Purchase Payment and Bonus Credit if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.


Regular Income Payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes can only be made on Periodic Income Commencement Date anniversaries.


Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.


The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.

The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.


For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment.


For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.


Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:

  o the age and sex of the Annuitant and Secondary Life (if living);

  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.

Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.

During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.


i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:

  o the Account Value as of the Valuation Date we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:

   o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and

   o all other withdrawals, if any, reduce the Death Benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.

   References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.


In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.


The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:


    i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit...    $200,000
    Total i4LIFE (Reg. TM) Regular Income Payment.....................    $ 25,000
    Additional Withdrawal.............................................    $ 15,000   ($15,000/$150,000=10% withdrawal)
    Account Value at the time of Additional Withdrawal................    $150,000


     Death Benefit Value after i4LIFE (Reg. TM) Regular Income Payment = $200,000 - $25,000 = $175,000

     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.


i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:

  o the Account Value as of the Valuation Date on which we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
   o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment or in the same proportion that Regular Income Payments reduce the Account Value, depending on the terms of your contract; and
   o all other withdrawals, if any, reduce the Death Benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
  o the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value, depending on the terms of your contract.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE (Reg. TM) Advantage, we will look at the Contract Value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.


Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value Death Benefit.

For non-qualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.


If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse Beneficiary may start a new i4LIFE (Reg. TM) Advantage program.


The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

     1.proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

     2.written authorization for payment; and

     3.all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible Contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all Contractowners, joint owners and Annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the Contractowners, joint owners and Annuitants of this contract must have been owner(s) or Annuitants of the prior contract(s).

Upon the death of any Contractowner, joint owner or Annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's Death Benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's Death Benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new Contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the Valuation Date the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

A Guaranteed Income Benefit (version 4) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

Contractowners may purchase the Guaranteed Income Benefit at any time in the future as long as the Guaranteed Income Benefit is available. We reserve the right to discontinue offering i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (Annuity Payout rider). Refer to the 4LATER (Reg. TM) Advantage section for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.


Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned a Living Benefit Rider will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg.
TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE (Reg. TM) Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit at the time you purchase i4LIFE (Reg. TM) Advantage by indicating that you do not want the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE (Reg. TM) Advantage. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg.
TM) Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE (Reg. TM) Advantage - General i4LIFE (Reg. TM) Provisions for an example.

There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. You may elect Guaranteed Income Benefit (version 3) if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit Rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version
4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity (Reg. TM) Advantage purchasers use the date of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts.




 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections on or after May
                                   20, 2013.


              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                         Percentage of Account              Age              Percentage of Account
                         Value, Income Base or      (younger of you and      Value, Income Base or
         Age               Guaranteed Amount*        your spouse's age)       Guaranteed Amount*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.00%                  Under age 40                 2.00%
       40 - 54                  2.50%                    40 - 54                    2.50%
  55 - under 591/2              3.00%                55 - under 591/2               3.00%
     591/2 - 64                 3.50%                   591/2 - 69                  3.50%
       65 - 69                  4.00%                    70 - 74                    4.00%
       70 - 74                  4.50%                      75+                      4.50%
         75+                    5.00%

*Purchasers of Lincoln SmartSecurity (Reg. TM) Advantage (regardless of rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Contractowners who elected Lincoln SmartSecurity (Reg. TM) Advantage will receive the currently available version of the Guaranteed Income Benefit.


Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.



If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts on a pro-rata basis according to your investment allocations.


If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.


The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:


    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190

The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For non-qualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.


The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 3.5% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for Elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts - i4LIFE (Reg. TM) Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.




8/1/2013 Amount of initial Regular Income Payment...............................  $  4,801
8/1/2013 Account Value at election of Guaranteed Income Benefit (version 4).....  $100,000
8/1/2013 Initial Guaranteed Income Benefit (3.5% times $100,000 Account Value) .  $  4,000
8/1/2014 Recalculated Regular Income Payment....................................  $  6,000
8/1/2014 Guaranteed Income Benefit after step-up (75% of $6,000) .                $  4,500


The Contractowner's Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.


At the time of a step-up of the Guaranteed Income Benefit the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.


The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).


Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.

At the time of a reset of the step-up period the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version

2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.

The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.


At the time of a reset of the 15-year step-up period the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.


Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.


The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.


Lincoln SmartSecurity (Reg. TM) Advantage. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner's age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner's age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).


The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity (Reg. TM) Advantage may be used to calculate the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections table above. The example assumes an annual payment mode has been elected.



           Account Value (equals Contract Value on date i4LIFE (Reg. TM) Advantage
    with Guaranteed Income Benefit (version 4) is elected)........................    $100,000
           Guaranteed Amount/Income Base on date i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit (version 4) is elected..............................    $140,000
           Amount of initial Regular Income Payment...............................    $  5,411   per year
           Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed
    Amount/Income Base which is greater than $100,000 Account
    Value)........................................................................    $  6,300

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See Lincoln Lifetime IncomeSM - i4LIFE (Reg. TM) Advantage Option for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.
  o The minimum Access Period required for Guaranteed Income Benefit (version
     4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you have elected i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit and the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on or after October 6, 2008, the minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in 4LATER (Reg. TM) Guaranteed Income Benefit.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
  o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
  o upon written notice to us; or
  o assignment of the contract; or
  o failure to comply with Investment Requirements.

A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage Regular Income Payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


Availability. Guaranteed Income Benefit (version 4) is available with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts issued prior to June 30, 2009. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.


The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:


        i4LIFE (Reg. TM) Regular Income Payment before Withdrawal.....    $  1,200
        Guaranteed Income Benefit before Withdrawal...................    $    900
        Account Value at time of Additional Withdrawal................    $150,000
        Additional Withdrawal.........................................    $ 15,000   (a 10% withdrawal)


     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90

     Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage Death Benefit will terminate and you will receive the Guarantee of Principal Death Benefit option. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.



Discontinued Living Benefit Riders

The following Living Benefit Riders are unavailable for purchase as of October 13, 2009. This section contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders prior to October 13, 2009. The riders described below, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity (Reg. TM) Advantage, and 4LATER (Reg. TM) Advantage offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum Annuity Payout (4LATER (Reg.
TM) Advantage). You may not own more than one Living Benefit Rider at a time. If you own a Living Benefit Rider, you will be subject to Investment Requirements (see Investment Requirements). Terms and conditions may change after the contract is purchased pursuant to the terms of your contract.



Lincoln Lifetime IncomeSM Advantage


The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders are no longer available for purchase.


The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/
Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.

This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option under Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments plus applicable Bonus Credits made within 90 days of rider election) over your Contract Value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to the LVIP Conservative Profile Fund (a fund of funds) or to one of the following models:
Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are: LVIP Moderate Profile Fund, the LVIP Conservative Profile Fund, both funds of funds, the

FTVIPT Franklin Income Securities Fund or one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer Contract Value out of these Subaccounts/models to any other Subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to Investment Requirements.

We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (or your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse's) death.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.


Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives.


Additional Purchase Payments and any Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:


    Initial Purchase Payment...................    $100,000
    Additional Purchase Payment in Year 2......    $ 95,000   No change to charge
    Additional Purchase Payment in Year 3......    $ 50,000   Charge will be the then current charge
    Additional Purchase Payment in Year 4......    $ 25,000   Charge will be the then current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, and applicable Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.


5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments and any applicable Bonus Credits received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.



Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal Amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Guaranteed Amount = $104,000

Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Guaranteed Amount = $119,600

Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Guaranteed Amount = $130,000

On the first Benefit Year anniversary, the Guaranteed Amount will never be less than $135,980 ($119,600 times 1.05% = $125,580 plus $10,400). The $10,000
Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the Contract Value limits the 5% Enhancement as follows:

   a.The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 591/2 or older or the Contractowner and spouse (joint life option) are age 65 or older.

   b.If the Contractowner/Annuitant (single life option) is under age 591/2 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a.the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and

   b.the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 591/2 (single life) or 65 (joint life):

                                                                     Potential for   Length of 5%
                                             Contract   Guaranteed     Charge to     Enhancement
                                               Value      Amount         Change         Period
                                            ---------- ------------ --------------- -------------
      Initial Purchase Payment $50,000 + 3%
       Bonus Credit........................  $51,500      $51,500         No              10
      1st Benefit Year Anniversary.........  $54,000      $54,075         No               9
      2nd Benefit Year Anniversary.........  $53,900      $56,779         No               8
      3rd Benefit Year Anniversary.........  $57,000      $59,618         No               7
      4th Benefit Year Anniversary.........  $64,000      $64,000        Yes              10

On the 1st Benefit Year anniversary, the 5% Enhancement increased the Guaranteed Amount to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement period began.

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. For Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

     1)any withdrawal was made prior to age 591/2 (single life) or age 65 (joint life);

     2)an Excess Withdrawal (defined below) has occurred; or

   3)cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,400 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).

If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions
(RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial Purchase Payment at age 55 = $200,000; Bonus Credit of $8,000; Guaranteed Amount =$208,000; Initial Maximum Annual Withdrawal amount = $10,400.

After 10 years, at age 65, the Guaranteed Amount is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $374,400 ($208,000 initial Guaranteed Amount reduced by the two $10,400 withdrawals times 200%), the Guaranteed Amount is increased to $374,400.

The 200% Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option)as long as you are at least age 591/2 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under the joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 591/2 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b.5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:

     1.the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2.the Maximum Annual Withdrawal amount will remain the same.

The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 591/2 and the Contractowner and spouse (joint life) are both older than 65):

                                                             Contract   Guaranteed    Maximum Annual
                                                               Value      Amount     Withdrawal Amount
                                                            ---------- ------------ ------------------
      Initial Purchase Payment $50,000 + 3% Bonus Credit     $51,500      $51,500         $2,575
      1st Benefit Year anniversary.........................  $54,000      $54,000         $2,700
      2nd Benefit Year anniversary.........................  $51,000      $51,300         $2,700
      3rd Benefit Year anniversary.........................  $57,000      $57,000         $2,850
      4th Benefit Year anniversary.........................  $64,000      $64,000         $3,200

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1.Lincoln's automatic withdrawal service is used to calculate and pay the RMD;

     2.The RMD calculation must be based only on the value in this contract;
   and

     3.No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1.The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2.The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3.The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,102 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,200 (5% of the initial Guaranteed Amount of $104,000)

After a $12,000 Withdrawal ($5,200 is within the Maximum Annual Withdrawal amount, $6,800 is the Excess Withdrawal):

The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,200:

Contract Value = $54,800
Guaranteed Amount = $79,800

The Contract Value is reduced by the $6,800 Excess Withdrawal and the Guaranteed Amount is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)

Contract Value = $48,000
Guaranteed Amount = $69,898 ($79,800 X 12.41% = $9,902; $79,800 - $9,902 =
$69,898)
Maximum Annual Withdrawal amount = $3,494.89 (5% of $69,898)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Maximum Annual Withdrawal amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charges. Withdrawals attributed to bonus credits are not subject to surrender charges.

Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the Contractowner, is age 591/2 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

   1.The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);


     2.The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;

   3.The 5% Enhancement to the Guaranteed Amount is not available until after the next Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary. (See the 5% Enhancement section above); and

     4.The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:
 o $100,000 Purchase Payment + $4,000 Bonus Credit
 o $104,000 Guaranteed Amount
 o A 10% market decline results in a Contract Value of $93,600
 o $5,200 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $98,444 ($104,000 reduced by 5.34% ($5,000/
$93,600) and the new Maximum Annual Withdrawal amount is $4,922 (5% times $98,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions - Surrender Charges.

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount, (plus any Purchase Payments and applicable Bonus Credits made within 90 days of the rider effective date) over your current Contract Value. Making this election will terminate the Plus Option as well as Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.

You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.

If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial Purchase Payment of $100,000 with a 4% Bonus Credit of $4,000; Initial Guaranteed Amount of $104,000.

On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $14,000 placed in the contract and the Plus Option (including the right to continue Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to the LVIP Conservative Profile Fund (a fund of funds) or to one of the following models:
Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Plus Option prior to January 20, 2009, your only investment options until the seventh Benefit Year anniversary are the LVIP Moderate Profile Fund, the LVIP Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models:
Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln

SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer Contract Value out of these Subaccounts/models to any other Subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.

If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.

The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

Impact of Divorce on Joint Life Option. After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
 o on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the Contractowner or Annuitant is changed (except if the surviving spouse under the joint life option assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the death under the single life option or the death of the surviving spouse under the joint life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM)Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage will provide a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg.
TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the single life option or age 65 for joint life option, will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 591/2 for single life or age 65 for joint life will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:

Contract Value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a)Contract Value $80,000

     b)Sum of Purchase Payments $100,000

     c)Highest anniversary Contract Value $150,000

Withdrawal of $9,000 will impact the Death Benefit calculations as follows:

     a)$80,000 - $9,000 = $71,000 (Reduction $9,000)

     b)$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
   $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c)$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
   The entire $9,000 withdrawal reduces the Death Benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.

Lincoln Lifetime IncomeSM Advantage is no longer available for purchase.


Lincoln SmartSecurity (Reg. TM) Advantage


The Lincoln SmartSecurity (Reg. TM) Advantage rider is no longer available for purchase. Lincoln SmartSecurity (Reg. TM) Advantage provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two different options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):


     Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the Contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.

If you own this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements in this prospectus.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.


Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elected the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the benefit after we issued the contract, the Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts of all Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the Annuitant).



Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment, which receives a 3%

Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the Contractowner or joint owner is still living; and

b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.

After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each Contractowner and Annuitant is under age 81; and

b. the Contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):


                                                            Contract Value   Guaranteed Amount
                                                           ---------------- ------------------
      Initial Purchase Payment $50,000 (3% Bonus Credit) .      $51,500           $51,500
      1st Benefit Year anniversary........................      $54,000           $54,000
      2nd Benefit Year anniversary........................      $53,900           $54,000
      3rd Benefit Year anniversary........................      $57,000           $57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic

Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the Contract Value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $29,400 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
 Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400
- $7,000 = $75,400).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a. the Contractowner (and spouse if applicable) is age 65;
b. the contract is currently within a ten-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new ten-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the annuitant must be alive and under age 81); and
c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased an annuity with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).

If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.

If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.

If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the Death Benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o Upon termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE (Reg. TM) Advantage.


4LATER (Reg. TM) Advantage


4LATER (Reg. TM) Advantage (or "4LATER (Reg. TM)") is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. You must elect i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders will limit how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge.



4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the Purchase Payments and any Bonus Credits. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER (Reg. TM) Effective Date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any Purchase Payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.

Example:


        Initial Purchase Payment and corresponding Bonus Credit............    $104,000
        Purchase Payment and corresponding Bonus Credit 60 days later......    $ 10,400
                                                                               --------
        Income Base........................................................    $114,400
        Future Income Base (during the 1st Waiting Period).................    $131,560   ($114,400 x 115%)
        Income Base (after 1st Waiting Period).............................    $131,560
        New Future Income Base (during 2nd Waiting Period).................    $151,294   ($131,560 x 115%)

Any Purchase Payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit on a pro-rata basis for the number of full years remaining in the current Waiting Period.

Example:


   Income Base....................................................    $104,000
   Purchase Payment and corresponding Bonus Credit in Year 2......    $ 10,400
                                                                      --------
   New Income Base................................................    $114,400
   Future Income Base (during 1st Waiting Period-Year 2)..........    $130,520   ($104,000 x 115%) + ($10,400 x 100%) +
                                                                                 (10,400 x 15% x 1/3)
   Income Base (after 1st Waiting Period).........................    $130,520
   New Future Income Base (during 2nd Waiting Period).............    $150,098   (130,520 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.

After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

Example:

   Income Base.................................  $104,000   Maximum Income Base...................  $208,000
   Purchase Payment and corresponding Bonus
    Credit in Year 2...........................  $ 10,400   Increase to Maximum Income Base.......  $ 20,800
   New Income Base.............................  $114,400   New Maximum Income Base...............  $228,800
   Future Income Base after Purchase Payment...  $130,520   Maximum Income Base...................  $228,800
   Income Base (after 1st Waiting Period)......  $130,520
   Future Income Base (during 2nd Waiting Period)$150,098   Maximum Income Base...................  $228,800
   Contract Value in Year 4....................  $112,000
   Withdrawal of 10%...........................  $ 11,200
   After Withdrawal (10% adjustment)
   Contract Value..............................  $100,800
   Income Base.................................  $117,468
   Future Income Base..........................  $135,088   Maximum Income Base...................  $205,920

Resets of the Income Base to the current Contract Value ("Resets"). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

NOTE: If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.


4LATER (Reg. TM) Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) rider. If the Contract Value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment.

If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER (Reg. TM)

Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:


    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.

If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.

The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period occurred.

Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit is currently the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to the election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage Regular Income Payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change.

The following is an example of what happens when you extend the Access Period:

Assume:
i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years

Current i4LIFE (Reg. TM) Advantage Regular Income Payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692

Extend Access Period 5 years:
i4LIFE (Reg. TM) Advantage Regular Income Payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage Regular Income Payment = $5,355
- $6,375 = 84%
New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781


General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) rider is attached;
 o the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
 o the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
 o the last day that you can elect i4LIFE (Reg. TM) Advantage (age 85 for qualified contracts and age 99 for non-qualified contracts).

After the Periodic Income Commencement Date, the 4LATER (Reg. TM) rider will terminate due to any of the following events:
 o the death of the Annuitant (or, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
 o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.

A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate the 4LATER (Reg. TM) rider on or after the Periodic Income Commencement Date, you cannot re-elect it.



Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 90th birthday. However, you must elect to receive Annuity Payouts by the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.

You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options

The annuity options outlined below do not apply to Contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.


Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
 o the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.

The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.


General Information

Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days' notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:

 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable Annuity Payouts will be determined using:
 o The Contract Value on the Annuity Commencement Date, less any surrender charges on Purchase Payments made within twelve months of annuitization and applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

3.Calculate the value of the Annuity Units each period thereafter.


Annuity Payouts assume an investment return of 3, 4, 5, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.



Fixed Side of the Contract

Purchase Payments , Bonus Credits and Persistency Credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to June 2, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.


Guaranteed Periods

The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.

You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Interest Adjustment. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
 o fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.

Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.


We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.



Interest Adjustment

Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity (Reg. TM) Advantage or Regular Income Payments under i4LIFE (Reg. TM) Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from a fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
 o during the free look period (See Return Privilege).
 o on the expiration date of a Guaranteed Period.
 o as a result of the death of the Contractowner or Annuitant.
 o subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
 o subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal. For contracts with Bonus
   Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
 o subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner. For contracts with Bonus
   Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
 o upon annuitization of the contract.


These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.


In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment's surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.

The Interest Adjustment is calculated by multiplying the transaction amount by:


    (1+A)n
------------
             -1
  (1+B +K)n

where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the Guaranteed Period, determined at the beginning of the Guaranteed Period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.

     n = the number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the Interest Adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
 o no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
 o the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).


At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.



Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect Contractowners.

If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.



Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer "non-cash compensation", as defined under FINRA's rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.


Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.

Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2013 is contained in the SAI.

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.



Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("Code"), Treasury Regulations and applicable IRS guidance to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings

Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the Code must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with Treasury regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered "adequately diversified."


Restrictions


The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.



Loss Of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner's spouse at the time first covered by the contract.


Age At Which Annuity Payouts Begin

The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract's Purchase Payments, Bonus Credits, Persistency Credits and earnings. If Annuity Payouts under the contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the contract will not be treated as an annuity for purposes of the Code. In that event, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.


Tax Treatment Of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.


Taxation Of Withdrawals And Surrenders


You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.



Taxation Of Annuity Payouts, Including Regular Income Payments

The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.


Taxation Of Death Benefits

We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.

Death prior to the Annuity Commencement Date:
 o If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
 o If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.

Death after the Annuity Commencement Date:
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
 o If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.


Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the Code),
 o you receive from an immediate annuity,
 o a Beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Unearned Income Medicare Contribution

Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code "D" in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.


Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and Assignments

Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.


Gifting A Contract

If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your Contract's Value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner's Purchase Payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits

Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.



Special Considerations for Same-Sex Spouses

The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.


Types of Qualified Contracts and Terms of Contracts

Qualified retirement plans may include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)


Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code's requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant's specific circumstances (e.g., the participant's compensation).
 o Minimum annual distributions are required under some qualified retirement plans once you reach age 701/2 or retire, if later as described below.
 o Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.


Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70 1/2 or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.



Federal Penalty Tax on Early Distributions from Qualified Retirement Plans

The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
 o Distribution received on or after the Annuitant reaches 591/2
 o Distribution received on or after the Annuitant's death or because of the Annuitant's disability (as defined in the Code)
 o Distribution received as a series of substantially equal periodic payments based on the Annuitant's life (or life expectancy), or
 o Distribution received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Unearned Income Medicare Contribution

Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.


Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


The IRS issued Announcement 2014-15 following the Tax Court's decision in Bobrow v. Commissioner, T.C. Memo. 2014-21. In the Announcement, the IRS stated its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.



Death Benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home Office at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the Bonus Credits, less any Bonus Credits paid into the contract by us. In addition, if the Contract Value on the date of cancellation is less than the sum of Purchase Payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the Bonus Credits. No surrender charges or Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value, excluding the Bonus Credits during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.


State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.


A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
 o deduction of the account fee and rider charges;
 o crediting of persistency credits, if applicable;
 o any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service; and
 o any transfer or withdrawal under dollar cost averaging, AWS, or the cross-reinvestment service.



Other Information

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.



Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.


After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding Legal Proceedings.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N



Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements


For a free copy of the SAI complete the form below.







                Statement of Additional Information Request Card
                         Lincoln ChoicePlus IISM Bonus
                    Lincoln Life Variable Annuity Account N










   .

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus IISM Bonus.


                                 (Please Print)


Name: -------------------------------------------------------------------------






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City --------------------------------------------------- State ---------
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Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

                      (This page intentionally left blank)

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Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.



                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2004  .      10.379    10.707        14          9.320     9.620        17          3.930     4.058
2005  .      10.707    10.894         5          9.620     9.793        14          4.058     4.133
2006  .      10.894    11.591         5          9.793    10.424        10          4.133     4.402
2007  .      11.591    13.643         7         10.424    12.276        11          4.402     5.187
2008  .      13.643     7.036         2         12.276     6.334         8          5.187     2.677
2009  .       7.036    10.577         2          6.334     9.526         6          2.677     4.029
2010  .      10.577    12.313         1*         9.526    11.095         1*         4.029     4.695
2011  .      12.313     9.257         1*        11.095     8.346         1*         4.695     3.533
2012  .       9.257    10.291         1*         8.346     9.283         1*         3.533     3.932
2013  .      10.291    12.418         1*         N/A        N/A        N/A          3.932     4.749
---------    ------    ------        --         ------    ------       ---          -----     -----
ABVPSF Growth and Income(1)
2004  .      11.202    12.231        78         10.253    11.200        66         10.223    11.173
2005  .      12.231    12.558        85         11.200    11.506        47         11.173    11.483
2006  .      12.558    14.422        73         11.506    13.220        53         11.483    13.201
2007  .      14.422    14.846        57         13.220    13.615        37         13.201    13.603
2008  .      14.846     8.643        53         13.615     7.930        21         13.603     7.927
2009  .       8.643    10.211        48          7.930     9.374        21          7.927     9.375
2010  .      10.211    11.307        42          9.374    10.385        14          9.375    10.391
2011  .      11.307    11.773        27         10.385    10.819        13         10.391    10.830
2012  .      11.773    13.551        19         10.819    12.458         4         10.830    12.478
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
ABVPSF International Value(2)
2006  .      10.205    11.828         4          N/A        N/A        N/A          N/A        N/A
2007  .      11.828    12.257         7         11.781    12.269         3         11.946    12.279
2008  .      12.257     5.621         4         12.269     5.629         3         12.279     5.637
2009  .       5.621     7.414         3          5.629     7.429         2          5.637     7.442
2010  .       7.414     7.591         3          7.429     7.610         2          7.442     7.627
2011  .       7.591     6.003         4          7.610     6.021         2          N/A        N/A
2012  .       6.003     6.730         4          6.021     6.753         1*         N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
ABVPSF Large Cap Growth
2004  .       9.821    10.446         6          9.832    10.462        21          5.167     5.501
2005  .      10.446    11.777         5         10.462    11.801        22          5.501     6.208
2006  .      11.777    11.487         7         11.801    11.516        25          6.208     6.062
2007  .      11.487    12.812         3         11.516    12.851        20          6.062     6.767
2008  .      12.812     7.568         2         12.851     7.596         9          6.767     4.002
2009  .       7.568    10.186         1*         7.596    10.228         9          4.002     5.392
2010  .       N/A        N/A        N/A         10.228    11.033         6          5.392     5.819
2011  .       N/A        N/A        N/A         11.033    10.482         6          5.819     5.531
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          5.531     6.312
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          6.312     8.497
---------    ------    ------       ---         ------    ------       ---         ------    ------
ABVPSF Small/Mid Cap Value
2004  .      15.088    17.637        18         15.104    17.664        12         15.122    17.694
2005  .      17.637    18.462        19         17.664    18.500        12         17.694    18.540
2006  .      18.462    20.698        17         18.500    20.750        10         18.540    20.806
2007  .      20.698    20.629        18         20.750    20.692        10         20.806    20.758
2008  .      20.629    13.011        17         20.692    13.058         4         20.758    13.106
2009  .      13.011    18.222        16         13.058    18.295         4         13.106    18.372
2010  .      18.222    22.644        14         18.295    22.747         4         18.372    22.854
2011  .      22.644    20.312        10         22.747    20.415         3         22.854    20.521
2012  .      20.312    23.623         9         20.415    23.754         1*        20.521    23.889
2013  .      23.623    31.917         9         23.754    32.111         1*        23.889    32.310
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
ABVPSF Global Thematic Growth
2004  .         74          3.896     4.029       143         12.996    13.454         5
2005  .         43          4.029     4.110       151         13.454    13.737         4
2006  .         39          4.110     4.384       148         13.737    14.667         6
2007  .         36          4.384     5.173       161         14.667    17.323         6
2008  .         32          5.173     2.674        85         17.323     8.965         2
2009  .         33          2.674     4.030       121          8.965    13.524        11
2010  .         32          4.030     4.704       103         13.524    15.799         7
2011  .         25          4.704     3.545        83         15.799    11.920         5
2012  .         19          3.545     3.951        56         11.920    13.297         3
2013  .         18          3.951     4.780        54         13.297    16.103         3
---------       --          -----     -----       ---         ------    ------        --
ABVPSF Growth and Income(1)
2004  .         77         10.256    11.226       749         12.018    13.167       151
2005  .         67         11.226    11.556       704         13.167    13.568       185
2006  .         56         11.556    13.304       631         13.568    15.636       185
2007  .         53         13.304    13.729       561         15.636    16.152       138
2008  .         44         13.729     8.013       495         16.152     9.436       116
2009  .         40          8.013     9.490       424          9.436    11.187        83
2010  .         31          9.490    10.535       374         11.187    12.431        74
2011  .         27         10.535    10.997       319         12.431    12.990        57
2012  .         22         10.997    12.689       261         12.990    15.003        39
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
ABVPSF International Value(2)
2006  .        N/A         10.558    11.846        53         10.561    11.854         8
2007  .          4         11.846    12.309       259         11.854    12.327        31
2008  .          1*        12.309     5.659       255         12.327     5.673        25
2009  .          1*         5.659     7.482       210          5.673     7.508        10
2010  .          1*         7.482     7.680       207          7.508     7.715         9
2011  .        N/A          7.680     6.089       201          7.715     6.122         2
2012  .        N/A          6.089     6.843       162          6.122     6.887         1*
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
ABVPSF Large Cap Growth
2004  .         46          5.160     5.502       443         11.498    12.272        21
2005  .         64          5.502     6.218       465         12.272    13.884        29
2006  .         74          6.218     6.080       317         13.884    13.589        31
2007  .         71          6.080     6.798       286         13.589    15.210        19
2008  .         27          6.798     4.026       238         15.210     9.017        11
2009  .         27          4.026     5.432       135          9.017    12.179        10
2010  .         26          5.432     5.872       122         12.179    13.177         9
2011  .         23          5.872     5.590       106         13.177    12.556         3
2012  .         12          5.590     6.389        90         12.556    14.381         3
2013  .          9          6.389     8.615        61         14.381    19.408         1*
---------      ---         ------    ------       ---         ------    ------       ---
ABVPSF Small/Mid Cap Value
2004  .          7         15.174    17.781       160         13.131    15.402        34
2005  .          5         17.781    18.660       161         15.402    16.179        62
2006  .          5         18.660    20.971       158         16.179    18.202        67
2007  .          8         20.971    20.954       139         18.202    18.205        58
2008  .         12         20.954    13.250       142         18.205    11.523        61
2009  .         10         13.250    18.602        98         11.523    16.193        53
2010  .          8         18.602    23.174        91         16.193    20.194        41
2011  .          6         23.174    20.840        79         20.194    18.178        33
2012  .          5         20.840    24.297        71         18.178    21.215        27
2013  .          3         24.297    32.910        70         21.215    28.765        21
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection(3)
2004  .       N/A        N/A        N/A          9.948    10.395        34         10.048    10.398
2005  .      10.392    10.360         6         10.395    10.368         5         10.398    10.377
2006  .      10.360    10.330         8         10.368    10.344         7         10.377    10.357
2007  .      10.330    11.105        23         10.344    11.125         6         10.357    11.145
2008  .      11.105    10.727        27         11.125    10.752        20         11.145    10.776
2009  .      10.727    11.608        24         10.752    11.641        21         10.776    11.674
2010  .      11.608    11.977        20         11.641    12.016        17         11.674    12.056
2011  .      11.977    13.138        10         12.016    13.188         6         12.056    13.239
2012  .      13.138    13.850         9         13.188    13.910         5         13.239    13.970
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
American Funds Global Growth
2004  .      10.267    11.252        12          N/A        N/A        N/A          N/A        N/A
2005  .      11.252    12.601        17         11.256    12.611         2         11.039    12.621
2006  .      12.601    14.897        16         12.611    14.916         5          N/A        N/A
2007  .      14.897    16.795        13         14.916    16.826         7         15.464    16.856
2008  .      16.795    10.158        13         16.826    10.181         4         16.856    10.204
2009  .      10.158    14.190        13         10.181    14.230         5         10.204    14.270
2010  .      14.190    15.566        10         14.230    15.618         5         14.270    15.669
2011  .      15.566    13.923         3         15.618    13.976         4         15.669    14.029
2012  .      13.923    16.752         2         13.976    16.824         4         14.029    16.896
2013  .      16.752    21.243         3         16.824    21.345         2         16.896    21.447
---------    ------    ------       ---         ------    ------       ---         ------    ------
American Funds Global Small Capitalization
2004  .      14.964    17.758        30         13.338    15.836        32          8.468    10.059
2005  .      17.758    21.852        34         15.836    19.496        33         10.059    12.390
2006  .      21.852    26.611        25         19.496    23.755        31         12.390    15.104
2007  .      26.611    31.721        20         23.755    28.330        81         15.104    18.022
2008  .      31.721    14.473        10         28.330    12.932        69         18.022     8.231
2009  .      14.473    22.916         7         12.932    20.487        47          8.231    13.046
2010  .      22.916    27.539         7         20.487    24.632        44         13.046    15.693
2011  .      27.539    21.858         6         24.632    19.561        20         15.693    12.468
2012  .      21.858    25.358         5         19.561    22.704        17         12.468    14.479
2013  .      25.358    31.933         6         22.704    28.605        14         14.479    18.252
---------    ------    ------       ---         ------    ------       ---         ------    ------
American Funds Growth
2004  .      12.258    13.537       247         10.780    11.911       337          7.199     7.958
2005  .      13.537    15.441       235         11.911    13.593       355          7.958     9.087
2006  .      15.441    16.706       181         13.593    14.715       312          9.087     9.841
2007  .      16.706    18.425       161         14.715    16.237       272          9.841    10.865
2008  .      18.425    10.134       120         16.237     8.935       234         10.865     5.982
2009  .      10.134    13.869        98          8.935    12.234       214          5.982     8.195
2010  .      13.869    16.158        91         12.234    14.260       217          8.195     9.557
2011  .      16.158    15.184        68         14.260    13.407       188          9.557     8.989
2012  .      15.184    17.572        48         13.407    15.524       163          8.989    10.414
2013  .      17.572    22.443        39         15.524    19.837       133         10.414    13.314
---------    ------    ------       ---         ------    ------       ---         ------    ------
American Funds Growth-Income
2004  .      11.785    12.769       372         10.982    11.905       310         10.978    11.906
2005  .      12.769    13.266       405         11.905    12.375       324         11.906    12.382
2006  .      13.266    15.003       326         12.375    14.002       310         12.382    14.017
2007  .      15.003    15.470       295         14.002    14.446       290         14.017    14.469
2008  .      15.470     9.439       246         14.446     8.818       232         14.469     8.836
2009  .       9.439    12.160       206          8.818    11.366       207          8.836    11.396
2010  .      12.160    13.302       189         11.366    12.439       210         11.396    12.478
2011  .      13.302    12.819       163         12.439    11.993       192         12.478    12.037
2012  .      12.819    14.784       122         11.993    13.839       185         12.037    13.896
2013  .      14.784    19.375       100         13.839    18.145       170         13.896    18.229
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection(3)
2004  .          5         10.000    10.407         57       10.012    10.414          18
2005  .         13         10.407    10.402        212       10.414    10.419          87
2006  .         14         10.402    10.398        213       10.419    10.425          74
2007  .         15         10.398    11.206        217       10.425    11.246          84
2008  .         19         11.206    10.851        236       11.246    10.901          74
2009  .         20         10.851    11.772        300       10.901    11.839          92
2010  .         17         11.772    12.176        282       11.839    12.257          76
2011  .         12         12.176    13.390        305       12.257    13.493          83
2012  .         14         13.390    14.151        275       13.493    14.274          74
2013  .        N/A          N/A        N/A        N/A         N/A        N/A         N/A
---------      ---         ------    ------       ----       ------    ------        ----
American Funds Global Growth
2004  .        N/A         10.000    11.269         31       10.083    11.276          37
2005  .          2         11.269    12.652        101       11.276    12.672          87
2006  .        N/A         12.652    14.994        107       12.672    15.033         106
2007  .          2         14.994    16.947        134       15.033    17.008          92
2008  .          2         16.947    10.275        136       17.008    10.323          82
2009  .          2         10.275    14.390        149       10.323    14.471          71
2010  .          2         14.390    15.825        127       14.471    15.930          51
2011  .          3         15.825    14.190        123       15.930    14.298          42
2012  .          3         14.190    17.116        114       14.298    17.264          34
2013  .          4         17.116    21.759         86       17.264    21.969          23
---------      ---         ------    ------       ----       ------    ------        ----
American Funds Global Small Capitalization
2004  .         24          8.562    10.186        488       14.139    16.837          51
2005  .         23         10.186    12.566        624       16.837    20.791          82
2006  .         13         12.566    15.341        599       20.791    25.408          98
2007  .         12         15.341    18.333        715       25.408    30.394          91
2008  .         13         18.333     8.385        531       30.394    13.916          79
2009  .         13          8.385    13.311        426       13.916    22.112          56
2010  .         11         13.311    16.036        348       22.112    26.665          47
2011  .          8         16.036    12.760        310       26.665    21.239          41
2012  .          7         12.760    14.840        253       21.239    24.726          26
2013  .          6         14.840    18.734        192       24.726    31.247          19
---------      ---         ------    ------       ----       ------    ------        ----
American Funds Growth
2004  .        366          7.165     7.933      4,032       12.322    13.655         485
2005  .        336          7.933     9.071      4,615       13.655    15.630         708
2006  .        302          9.071     9.839      4,359       15.630    16.971         801
2007  .        293          9.839    10.878      3,818       16.971    18.782         709
2008  .        236         10.878     5.998      3,334       18.782    10.367         571
2009  .        201          5.998     8.229      3,120       10.367    14.237         505
2010  .        158          8.229     9.612      2,765       14.237    16.646         430
2011  .        122          9.612     9.055      2,269       16.646    15.696         360
2012  .         73          9.055    10.505      1,862       15.696    18.229         260
2013  .         57         10.505    13.451      1,388       18.229    23.364         226
---------      ---         ------    ------      -----       ------    ------        ----
American Funds Growth-Income
2004  .        393         11.024    11.975      3,427       12.296    13.370         915
2005  .        351         11.975    12.472      3,730       13.370    13.939       1,152
2006  .        301         12.472    14.140      3,591       13.939    15.819       1,191
2007  .        276         14.140    14.617      3,295       15.819    16.370         977
2008  .        178         14.617     8.940      2,714       16.370    10.022         879
2009  .        160          8.940    11.547      2,351       10.022    12.958         760
2010  .        132         11.547    12.663      2,116       12.958    14.223         636
2011  .        111         12.663    12.233      1,769       14.223    13.755         577
2012  .         76         12.233    14.144      1,453       13.755    15.919         436
2013  .         45         14.144    18.583      1,174       15.919    20.936         316
---------      ---         ------    ------      -----       ------    ------       -----

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International
2004  .      11.991   14.045        146         11.319   13.265         72          6.831     8.009
2005  .      14.045   16.753        120         13.265   15.830         80          8.009     9.563
2006  .      16.753   19.567         92         15.830   18.498         90          9.563    11.180
2007  .      19.567   23.054         84         18.498   21.806         91         11.180    13.186
2008  .      23.054   13.098         62         21.806   12.395         93         13.186     7.499
2009  .      13.098   18.396         45         12.395   17.418         81          7.499    10.543
2010  .      18.396   19.365         40         17.418   18.344         79         10.543    11.109
2011  .      19.365   16.355         30         18.344   15.501         72         11.109     9.392
2012  .      16.355   18.931         26         15.501   17.951         63          9.392    10.882
2013  .      18.931   22.604         27         17.951   21.445         51         10.882    13.006
---------    ------   ------        ---         ------   ------         --         ------    ------
BlackRock Global Allocation V.I.
2009  .      10.542   11.555          5          N/A       N/A         N/A         10.787    11.562
2010  .      11.555   12.450          5         11.558   12.460         40         11.562    12.470
2011  .      12.450   11.777          4         12.460   11.792         33         12.470    11.808
2012  .      11.777   12.713          2         11.792   12.736          7         11.808    12.759
2013  .      12.713   14.280          1*        12.736   14.313          2         12.759    14.346
---------    ------   ------        ---         ------   ------        ---         ------    ------
Delaware VIP Diversified Income
2004  .      10.011   10.858          2         10.197   10.862        184         10.253    10.865
2005  .      10.858   10.597         22         10.862   10.605         11         10.865    10.614
2006  .      10.597   11.190         28         10.605   11.204         13         10.614    11.219
2007  .      11.190   11.799         36         11.204   11.820         16         11.219    11.842
2008  .      11.799   11.015         45         11.820   11.041         26         11.842    11.066
2009  .      11.015   13.696         49         11.041   13.735         29         11.066    13.773
2010  .      13.696   14.503         60         13.735   14.551         26         13.773    14.599
2011  .      14.503   15.113         48         14.551   15.171         14         14.599    15.229
2012  .      15.113   15.856         42         15.171   15.925         14         15.229    15.993
2013  .      15.856   15.344         38         15.925   15.418         14         15.993    15.492
---------    ------   ------        ---         ------   ------        ---         ------    ------
Delaware VIP Emerging Markets
2004  .       N/A       N/A         N/A          N/A       N/A         N/A          N/A        N/A
2005  .      25.710   32.081          4         23.491   29.327          2         19.280    24.082
2006  .      32.081   39.937          2         29.327   36.526          5         24.082    30.010
2007  .      39.937   54.303          3         36.526   49.690         37         30.010    40.845
2008  .      54.303   25.756          2         49.690   23.579         35         40.845    19.392
2009  .      25.756   44.922          1*        23.579   41.147         23         19.392    33.857
2010  .      44.922   52.130          1*        41.147   47.773         24         33.857    39.329
2011  .      52.130   40.939          1*        47.773   37.535          8         39.329    30.916
2012  .      40.939   45.890          1*        37.535   42.096          7         30.916    34.690
2013  .       N/A       N/A         N/A         42.096   45.421          6         34.690    37.449
---------    ------   ------        ---         ------   ------        ---         ------    ------
Delaware VIP High Yield
2004  .      12.982   14.531        120         12.541   14.045         43         10.619    11.899
2005  .      14.531   14.742         93         14.045   14.256         26         11.899    12.083
2006  .      14.742   16.236         74         14.256   15.708         22         12.083    13.321
2007  .      16.236   16.345         58         15.708   15.821         19         13.321    13.424
2008  .      16.345   12.126         43         15.821   11.743         16         13.424     9.968
2009  .      12.126   17.695         39         11.743   17.145         21          9.968    14.561
2010  .      17.695   19.961         33         17.145   19.350         14         14.561    16.442
2011  .      19.961   20.051         23         19.350   19.448         11         16.442    16.534
2012  .      20.051   23.100         28         19.448   22.416          8         16.534    19.067
2013  .      23.100   24.712         19         22.416   23.993          6         19.067    20.418
---------    ------   ------        ---         ------   ------        ---         ------    ------
Delaware VIP Limited-Term Diversified Income
2005  .       N/A       N/A         N/A          N/A       N/A         N/A          N/A        N/A
2006  .       9.992   10.150          2          9.934   10.158         23          N/A        N/A
2007  .      10.150   10.386          1*        10.158   10.399         23          N/A        N/A
2008  .      10.386   10.130         20         10.399   10.147         38         10.469    10.166
2009  .      10.130   11.196         21         10.147   11.220         50         10.166    11.247
2010  .      11.196   11.462         23         11.220   11.494         44         11.247    11.526
2011  .      11.462   11.540         37         11.494   11.577         44         11.526    11.616
2012  .      11.540   11.614          4         11.577   11.658         46         11.616    11.703
2013  .      11.614   11.250          8         11.658   11.298         44         11.703    11.347
---------    ------   ------        ---         ------   ------        ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International
2004  .        104          6.896     8.098      1,586       13.203    15.519        152
2005  .        115          8.098     9.683      1,845       15.519    18.576        186
2006  .        114          9.683    11.338      1,780       18.576    21.772        185
2007  .        107         11.338    13.392      1,711       21.772    25.742        191
2008  .         72         13.392     7.628      1,427       25.742    14.676        172
2009  .         67          7.628    10.740      1,176       14.676    20.685        127
2010  .         50         10.740    11.334      1,049       20.685    21.852        106
2011  .         36         11.334     9.596        857       21.852    18.520         94
2012  .         30          9.596    11.135        695       18.520    21.511         73
2013  .         20         11.135    13.329        459       21.511    25.776         56
---------      ---         ------    ------      -----       ------    ------        ---
BlackRock Global Allocation V.I.
2009  .          1*        10.307    11.573         87       10.309    11.580         16
2010  .         15         11.573    12.501        106       11.580    12.521         17
2011  .          6         12.501    11.854         94       12.521    11.886         43
2012  .         20         11.854    12.829         95       11.886    12.876         36
2013  .         22         12.829    14.446         70       12.876    14.512         25
---------      ---         ------    ------      -----       ------    ------        ---
Delaware VIP Diversified Income
2004  .          5         10.000    10.875        153       10.043    10.881         51
2005  .         17         10.875    10.639        388       10.881    10.656        107
2006  .         11         10.639    11.263        430       10.656    11.292        109
2007  .         12         11.263    11.906        471       11.292    11.949        134
2008  .          6         11.906    11.143        490       11.949    11.194        109
2009  .         20         11.143    13.889        532       11.194    13.967        101
2010  .         19         13.889    14.744        511       13.967    14.842         75
2011  .         14         14.744    15.403        373       14.842    15.521         56
2012  .         18         15.403    16.201        365       15.521    16.341         55
2013  .          8         16.201    15.717        229       16.341    15.869         39
---------      ---         ------    ------      -----       ------    ------        ---
Delaware VIP Emerging Markets
2004  .        N/A         14.430    19.378         21       10.103    13.576          1*
2005  .          2         19.378    24.241        135       13.576    17.000         45
2006  .          2         24.241    30.253        134       17.000    21.237         93
2007  .          2         30.253    41.238        178       21.237    28.977         75
2008  .          5         41.238    19.608        138       28.977    13.792         23
2009  .          5         19.608    34.285        107       13.792    24.140         28
2010  .          5         34.285    39.886         90       24.140    28.111         24
2011  .          5         39.886    31.401         75       28.111    22.154         21
2012  .          3         31.401    35.287         70       22.154    24.920         17
2013  .          2         35.287    38.150         53       24.920    26.969          9
---------      ---         ------    ------      -----       ------    ------        ---
Delaware VIP High Yield
2004  .         86         10.676    11.980        630       11.078    12.443        208
2005  .         88         11.980    12.184        610       12.443    12.668        223
2006  .         85         12.184    13.453        556       12.668    14.001        212
2007  .         76         13.453    13.576        504       14.001    14.144        127
2008  .         44         13.576    10.097        455       14.144    10.530        102
2009  .         37         10.097    14.771        354       10.530    15.419        102
2010  .         39         14.771    16.705        306       15.419    17.455         85
2011  .         31         16.705    16.823        246       17.455    17.596         73
2012  .         23         16.823    19.429        204       17.596    20.342         52
2013  .         20         19.429    20.837        153       20.342    21.838         39
---------      ---         ------    ------      -----       ------    ------        ---
Delaware VIP Limited-Term Diversified Income
2005  .        N/A          9.995     9.924          4        N/A        N/A         N/A
2006  .        N/A          9.924    10.190         29        N/A        N/A         N/A
2007  .        N/A         10.190    10.452         27        N/A        N/A         N/A
2008  .         10         10.452    10.220         47       10.205    10.256         17
2009  .         16         10.220    11.323        340       10.256    11.375         13
2010  .         14         11.323    11.622        391       11.375    11.687         17
2011  .          3         11.622    11.730        236       11.687    11.808         17
2012  .         40         11.730    11.835        227       11.808    11.925         27
2013  .         34         11.835    11.493        162       11.925    11.592         21
---------      ---         ------    ------      -----       ------    ------        ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP REIT
2004  .      14.390    18.518       111         13.976    17.994       110         15.401    19.839
2005  .      18.518    19.425        90         17.994    18.885        53         19.839    20.832
2006  .      19.425    25.233        69         18.885    24.544        57         20.832    27.088
2007  .      25.233    21.258        50         24.544    20.688        32         27.088    22.844
2008  .      21.258    13.505        35         20.688    13.149        24         22.844    14.526
2009  .      13.505    16.338        28         13.149    15.915        16         14.526    17.591
2010  .      16.338    20.306        25         15.915    19.791        15         17.591    21.886
2011  .      20.306    22.051        22         19.791    21.502        12         21.886    23.790
2012  .      22.051    25.242        20         21.502    24.626        10         23.790    27.260
2013  .      25.242    25.255        18         24.626    24.652         9         27.260    27.302
---------    ------    ------       ---         ------    ------       ---         ------    ------
Delaware VIP Small Cap Value
2004  .      15.175    18.049        26         14.144    16.831        48         16.751    19.944
2005  .      18.049    19.339        26         16.831    18.043        43         19.944    21.390
2006  .      19.339    22.000        29         18.043    20.537        44         21.390    24.358
2007  .      22.000    20.120        24         20.537    18.791        42         24.358    22.299
2008  .      20.120    13.812        19         18.791    12.906        34         22.299    15.323
2009  .      13.812    17.838        18         12.906    16.677        32         15.323    19.810
2010  .      17.838    23.101        16         16.677    21.607        28         19.810    25.679
2011  .      23.101    22.316        12         21.607    20.884        22         25.679    24.832
2012  .      22.316    24.894         7         20.884    23.308        15         24.832    27.729
2013  .      24.894    32.544         7         23.308    30.486        14         27.729    36.286
---------    ------    ------       ---         ------    ------       ---         ------    ------
Delaware VIP Smid Cap Growth(4)
2004  .      13.272    14.633        32         11.783    12.998        45          6.706     7.401
2005  .      14.633    15.172        20         12.998    13.483        21          7.401     7.681
2006  .      15.172    15.986        11         13.483    14.214        20          7.681     8.101
2007  .      15.986    17.334         7         14.214    15.420        19          8.101     8.793
2008  .      17.334     9.042         7         15.420     8.048        16          8.793     4.591
2009  .       9.042    13.703         4          8.048    12.202        17          4.591     6.965
2010  .      16.263    18.387         4         14.487    16.382        15          8.272     9.355
2011  .      18.387    19.476         6         16.382    17.360        13          9.355     9.919
2012  .      19.476    21.167         4         17.360    18.877        10          9.919    10.791
2013  .      21.167    29.294         1*        18.877    26.138         9         10.791    14.949
---------    ------    ------       ---         ------    ------       ---         ------    ------
Delaware VIP U.S. Growth
2004  .       9.784     9.896        18          9.794     9.911        23          9.806     9.928
2005  .       9.896    11.114        10          9.911    11.137         8          9.928    11.161
2006  .      11.114    11.135         9         11.137    11.163         9         11.161    11.194
2007  .      11.135    12.284         3         11.163    12.321         6         11.194    12.360
2008  .      12.284     6.890         3         12.321     6.915         3         12.360     6.940
2009  .       6.890     9.669         3          6.915     9.708         2          6.940     9.749
2010  .       9.669    10.777         2          9.708    10.826         1*         9.749    10.877
2011  .      10.777    11.373         5         10.826    11.430         1*        10.877    11.490
2012  .      11.373    12.946         6         11.430    13.018         1*        11.490    13.092
2013  .      12.946    17.086         5         13.018    17.189         1*        13.092    17.296
---------    ------    ------       ---         ------    ------       ---         ------    ------
Delaware VIP Value
2004  .      11.115    12.503         8         10.348    11.646        33         10.942    12.320
2005  .      12.503    12.985        10         11.646    12.101        30         12.320    12.808
2006  .      12.985    15.780        12         12.101    14.713        27         12.808    15.580
2007  .      15.780    15.027        12         14.713    14.018        21         15.580    14.851
2008  .      15.027     9.799         8         14.018     9.146         9         14.851     9.694
2009  .       9.799    11.318         8          9.146    10.568        15          9.694    11.208
2010  .      11.318    12.813         4         10.568    11.971        14         11.208    12.701
2011  .      12.813    13.743         1*        11.971    12.846        12         12.701    13.636
2012  .      13.743    15.438         1*        12.846    14.438         6         13.636    15.334
2013  .      15.438    20.213         1*        14.438    18.913         5         15.334    20.097
---------    ------    ------       ---         ------    ------       ---         ------    ------
DWS Alternative Asset Allocation
2009  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .      12.626    12.008         1*         N/A        N/A        N/A          N/A        N/A
2012  .      12.008    12.892         1*        12.462    12.921         2          N/A        N/A
2013  .      12.892    12.750         1*        12.921    12.786         2          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP REIT
2004  .         56         15.436    19.913       500         12.197    15.751       107
2005  .         45         19.913    20.941       474         15.751    16.581       115
2006  .         40         20.941    27.270       448         16.581    21.613       103
2007  .         34         27.270    23.032       337         21.613    18.273        85
2008  .         20         23.032    14.668       297         18.273    11.649        79
2009  .         15         14.668    17.790       219         11.649    14.142        57
2010  .         13         17.790    22.166       194         14.142    17.639        51
2011  .         12         22.166    24.131       158         17.639    19.221        50
2012  .         10         24.131    27.692       115         19.221    22.080        48
2013  .          9         27.692    27.776        85         22.080    22.169        30
---------       --         ------    ------       ---         ------    ------       ---
Delaware VIP Small Cap Value
2004  .         50         16.735    19.955       510         13.168    15.716        58
2005  .         47         19.955    21.435       570         15.716    16.899       103
2006  .         45         21.435    24.445       536         16.899    19.292       108
2007  .         41         24.445    22.412       361         19.292    17.705        95
2008  .         32         22.412    15.424       306         17.705    12.197        82
2009  .         26         15.424    19.970       234         12.197    15.808        74
2010  .         22         19.970    25.926       223         15.808    20.542        65
2011  .         20         25.926    25.109       183         20.542    19.915        50
2012  .         17         25.109    28.079       137         19.915    22.293        31
2013  .         17         28.079    36.800       102         22.293    29.246        24
---------       --         ------    ------       ---         ------    ------       ---
Delaware VIP Smid Cap Growth(4)
2004  .        104          6.740     7.450       925         12.550    13.886        39
2005  .         71          7.450     7.744       641         13.886    14.447        56
2006  .         59          7.744     8.180       583         14.447    15.276        58
2007  .         55          8.180     8.892       505         15.276    16.623        54
2008  .         46          8.892     4.650       459         16.623     8.701        44
2009  .         43          4.650     7.065       381          8.701    13.233        34
2010  .         29          8.401     9.503       362         15.747    17.819        18
2011  .         25          9.503    10.091       355         17.819    18.940        24
2012  .         18         10.091    10.995       243         18.940    20.657        25
2013  .         17         10.995    15.254       148         20.657    28.687        16
---------      ---         ------    ------       ---         ------    ------       ---
Delaware VIP U.S. Growth
2004  .          6          9.841     9.978       183         11.469    11.640        37
2005  .          6          9.978    11.235       146         11.640    13.119        30
2006  .          3         11.235    11.284       137         13.119    13.190        29
2007  .          1*        11.284    12.479       127         13.190    14.601        26
2008  .          1*        12.479     7.017       109         14.601     8.219        15
2009  .          1*         7.017     9.872       149          8.219    11.574         8
2010  .          2          9.872    11.031        99         11.574    12.946         7
2011  .          2         11.031    11.670        89         12.946    13.710         6
2012  .          2         11.670    13.317        83         13.710    15.660        11
2013  .          3         13.317    17.620        45         15.660    20.741         5
---------      ---         ------    ------       ---         ------    ------       ---
Delaware VIP Value
2004  .         44         10.959    12.358       265         12.049    13.601        27
2005  .         45         12.358    12.866       317         13.601    14.175        71
2006  .         40         12.866    15.675       326         14.175    17.286        73
2007  .         32         15.675    14.964       317         17.286    16.519        61
2008  .         28         14.964     9.783       281         16.519    10.810        57
2009  .         28          9.783    11.327       253         10.810    12.529        63
2010  .         18         11.327    12.855       238         12.529    14.234        27
2011  .         16         12.855    13.823       207         14.234    15.320        22
2012  .         10         13.823    15.567       199         15.320    17.271        16
2013  .         10         15.567    20.433       194         17.271    22.692        17
---------      ---         ------    ------       ---         ------    ------       ---
DWS Alternative Asset Allocation
2009  .        N/A         11.092    11.491         5          N/A        N/A        N/A
2010  .        N/A         11.491    12.683        10          N/A        N/A        N/A
2011  .        N/A         12.683    12.093         7         12.698    12.119         1*
2012  .        N/A         12.093    13.015         8         12.119    13.056         1*
2013  .        N/A         13.015    12.905        14         13.056    12.958         1*
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
DWS VIT Equity 500 Index(1)
2004  .      10.814    11.741        16         10.069    10.937        40          7.452     8.099
2005  .      11.741    12.064        14         10.937    11.244        34          8.099     8.330
2006  .      12.064    13.681        14         11.244    12.758        46          8.330     9.456
2007  .      13.681    14.142        13         12.758    13.194        45          9.456     9.784
2008  .      14.142     8.725        15         13.194     8.144        37          9.784     6.043
2009  .       8.725    10.819        12          8.144    10.104        28          6.043     7.501
2010  .      10.819    12.183        11         10.104    11.383        28          7.501     8.454
2011  .      12.183    12.179        10         11.383    11.385        19          8.454     8.460
2012  .      12.179    13.833        12         11.385    12.938        13          8.460     9.618
2013  .      13.833    17.914        12         12.938    16.764        13          9.618    12.469
---------    ------    ------        --         ------    ------        --          -----    ------
DWS VIT Small Cap Index(5)
2004  .      13.569    15.686        11         13.584    15.711        10         13.600    15.737
2005  .      15.686    16.054         9         15.711    16.089         3         15.737    16.123
2006  .      16.054    18.517         8         16.089    18.566         4         16.123    18.614
2007  .      18.517    17.832         8         18.566    17.888         2         18.614    17.944
2008  .      17.832    11.531         3         17.888    11.573         2         17.944    11.616
2009  .      11.531    14.328         3         11.573    14.387         1*        11.616    14.447
2010  .      14.328    17.778         1*        14.387    17.861         1*        14.447    17.944
2011  .       N/A        N/A        N/A         17.861    16.767         1*        17.944    16.854
2012  .       N/A        N/A        N/A         16.767    19.145         1*        16.854    19.253
2013  .       N/A        N/A        N/A         19.145    26.068         1*        19.253    26.229
---------    ------    ------       ---         ------    ------        --         ------    ------
Fidelity VIP Contrafund
2004  .      12.206    13.799        31         12.224    13.826        37         12.239    13.849
2005  .      13.799    15.803        30         13.826    15.841        53         13.849    15.876
2006  .      15.803    17.287        37         15.841    17.337        57         15.876    17.384
2007  .      17.287    19.906        38         17.337    19.974        55         17.384    20.038
2008  .      19.906    11.199        33         19.974    11.242        36         20.038    11.284
2009  .      11.199    14.892        31         11.242    14.958        47         11.284    15.022
2010  .      14.892    17.094        28         14.958    17.178        56         15.022    17.259
2011  .      17.094    16.313        11         17.178    16.402        49         17.259    16.488
2012  .      16.313    18.599        10         16.402    18.710        42         16.488    18.817
2013  .      18.599    23.910        11         18.710    24.064        35         18.817    24.214
---------    ------    ------       ---         ------    ------        --         ------    ------
Fidelity VIP Equity-Income(1)
2004  .      11.514    12.573        45         10.689    11.678        54         10.517    11.496
2005  .      12.573    13.030        33         11.678    12.108        45         11.496    11.926
2006  .      13.030    15.340        30         12.108    14.263        40         11.926    14.054
2007  .      15.340    15.251        28         14.263    14.186        35         14.054    13.986
2008  .      15.251     8.561        16         14.186     7.968        22         13.986     7.859
2009  .       8.561    10.916        13          7.968    10.164        18          7.859    10.031
2010  .      10.916    12.314        10         10.164    11.472        11         10.031    11.327
2011  .      12.314    12.168         4         11.472    11.341         8         11.327    11.204
2012  .      12.168    13.982         1*        11.341    13.039         5         11.204    12.887
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
Fidelity VIP Growth
2004  .      10.475    10.604        16          9.526     9.648        29          6.016     6.096
2005  .      10.604    10.982        14          9.648     9.997        27          6.096     6.320
2006  .      10.982    11.489        13          9.997    10.464        22          6.320     6.619
2007  .      11.489    14.286        12         10.464    13.017        21          6.619     8.238
2008  .      14.286     7.389        11         13.017     6.736        21          8.238     4.265
2009  .       7.389     9.282        10          6.736     8.467        16          4.265     5.363
2010  .       9.282    11.286         9          8.467    10.300         5          5.363     6.528
2011  .      11.286    11.076         6         10.300    10.113         5          6.528     6.412
2012  .      11.076    12.439         5         10.113    11.363         1*         6.412     7.209
2013  .      12.439    16.607         2         11.363    15.178         1*         7.209     9.634
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
DWS VIT Equity 500 Index(1)
2004  .         70          7.442     8.100       414         12.063    13.143        87
2005  .         60          8.100     8.344       423         13.143    13.552        75
2006  .         58          8.344     9.486       431         13.552    15.423        54
2007  .         55          9.486     9.830       381         15.423    15.998        48
2008  .         15          9.830     6.080       320         15.998     9.904        43
2009  .         14          6.080     7.558       287          9.904    12.325        43
2010  .         14          7.558     8.532       257         12.325    13.927        43
2011  .          8          8.532     8.551       201         13.927    13.971        25
2012  .          7          8.551     9.736       191         13.971    15.924        23
2013  .          6          9.736    12.641       138         15.924    20.696        18
---------       --          -----    ------       ---         ------    ------        --
DWS VIT Small Cap Index(5)
2004  .         14         13.646    15.814        75         13.564    15.735        50
2005  .         14         15.814    16.226        87         15.735    16.161        78
2006  .         14         16.226    18.762        87         16.161    18.705        33
2007  .         13         18.762    18.113        64         18.705    18.077        27
2008  .          1*        18.113    11.743        56         18.077    11.731        25
2009  .          1*        11.743    14.627        50         11.731    14.627        20
2010  .          1*        14.627    18.195        41         14.627    18.213        19
2011  .          1*        18.195    17.115        27         18.213    17.149        15
2012  .          1*        17.115    19.581        23         17.149    19.639        10
2013  .          1*        19.581    26.716        21         19.639    26.823         6
---------       --         ------    ------       ---         ------    ------        --
Fidelity VIP Contrafund
2004  .         63         12.278    13.915       377         12.260    13.909       135
2005  .         59         13.915    15.975       590         13.909    15.985       216
2006  .         59         15.975    17.519       674         15.985    17.547       222
2007  .         51         17.519    20.224       621         17.547    20.277       225
2008  .         37         20.224    11.406       592         20.277    11.447       206
2009  .         31         11.406    15.206       588         11.447    15.276       167
2010  .         28         15.206    17.498       507         15.276    17.596       153
2011  .         20         17.498    16.741       456         17.596    16.851       129
2012  .         14         16.741    19.134       375         16.851    19.280        93
2013  .          7         19.134    24.659       306         19.280    24.872        73
---------       --         ------    ------       ---         ------    ------       ---
Fidelity VIP Equity-Income(1)
2004  .        117         10.570    11.571       342         12.403    13.591       114
2005  .        110         11.571    12.022       383         13.591    14.135       115
2006  .        108         12.022    14.188       340         14.135    16.699       104
2007  .         86         14.188    14.141       300         16.699    16.660        90
2008  .         36         14.141     7.958       271         16.660     9.385        71
2009  .         32          7.958    10.172       208          9.385    12.009        65
2010  .         22         10.172    11.504       184         12.009    13.595        59
2011  .         20         11.504    11.396       157         13.595    13.480        53
2012  .         10         11.396    13.128       125         13.480    15.544        40
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
Fidelity VIP Growth
2004  .         35          6.047     6.137       181         12.293    12.488        11
2005  .         34          6.137     6.372       215         12.488    12.979        43
2006  .         35          6.372     6.683       209         12.979    13.626        41
2007  .         28          6.683     8.330       238         13.626    17.002        35
2008  .         26          8.330     4.320       197         17.002     8.825        32
2009  .         26          4.320     5.440       159          8.825    11.125        32
2010  .         17          5.440     6.631       157         11.125    13.574        34
2011  .         17          6.631     6.524       154         13.574    13.368        39
2012  .         17          6.524     7.345       128         13.368    15.065        39
2013  .         14          7.345     9.831        72         15.065    20.184        16
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Mid Cap
2005  .       N/A        N/A        N/A         10.095    11.554         4          N/A        N/A
2006  .      12.132    12.746         9         11.554    12.756         6         12.136    12.767
2007  .      12.746    14.431         9         12.756    14.450         7         12.767    14.470
2008  .      14.431     8.556        13         14.450     8.571         9         14.470     8.587
2009  .       8.556    11.738        15          8.571    11.764         9          8.587    11.793
2010  .      11.738    14.815        14         11.764    14.856         9         11.793    14.899
2011  .      14.815    12.965         3         14.856    13.007         6         14.899    13.052
2012  .      12.965    14.581         3         13.007    14.636         5         13.052    14.693
2013  .      14.581    19.448         9         14.636    19.531         5         14.693    19.617
---------    ------    ------       ---         ------    ------         -         ------    ------
Fidelity VIP Overseas(6)
2004  .      11.945    13.288        12         11.960    13.311        29          7.317     8.147
2005  .      13.288    15.494        12         13.311    15.529        17          8.147     9.510
2006  .      15.494    17.913         8         15.529    17.962        18          9.510    11.005
2007  .      17.913    20.584         3         17.962    20.650        18         11.005    12.659
2008  .      20.584    11.324         5         20.650    11.366        21         12.659     6.971
2009  .      11.324    14.031         5         11.366    14.090        18          6.971     8.646
2010  .      14.031    15.541         4         14.090    15.614         7          8.646     9.586
2011  .      15.541    12.610         2         15.614    12.676         6          9.586     7.786
2012  .      12.610    14.902         1*        12.676    14.987         4          7.786     9.210
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
FTVIPT Franklin Income Securities
2006  .      10.398    11.208         2          N/A        N/A        N/A          N/A        N/A
2007  .      11.208    11.416        13         11.273    11.425        23         11.312    11.435
2008  .      11.416     7.883        12         11.425     7.894        52         11.435     7.904
2009  .       7.883    10.494        13          7.894    10.512        22          7.904    10.531
2010  .      10.494    11.607        16         10.512    11.634        26         10.531    11.660
2011  .      11.607    11.666         9         11.634    11.698        20         11.660    11.731
2012  .      11.666    12.901        15         11.698    12.943        20         11.731    12.986
2013  .      12.901    14.430         8         12.943    14.485        15         12.986    14.540
---------    ------    ------       ---         ------    ------       ---         ------    ------
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2004  .      11.591    12.684        10         11.607    12.708        25          6.327     6.930
2005  .      12.684    13.048         8         12.708    13.079        23          6.930     7.136
2006  .      13.048    13.922         9         13.079    13.962        19          7.136     7.622
2007  .      13.922    15.203         7         13.962    15.255        10          7.622     8.331
2008  .      15.203     8.582         4         15.255     8.616         6          8.331     4.708
2009  .       8.582    12.096         7          8.616    12.149         5          4.708     6.642
2010  .      12.096    15.155         9         12.149    15.229         4          6.642     8.330
2011  .      15.155    14.158         7         15.229    14.234         2          8.330     7.790
2012  .      14.158    15.407         7         14.234    15.498         2          7.790     8.485
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
FTVIPT Mutual Shares Securities
2006  .      10.183    11.253         2          N/A        N/A        N/A          N/A        N/A
2007  .      11.253    11.430         8         12.346    11.440         1*        11.445    11.450
2008  .      11.430     7.057         9         11.440     7.066        32          N/A        N/A
2009  .       7.057     8.732         6          7.066     8.748         9          N/A        N/A
2010  .       8.732     9.531         9          8.748     9.554         9          8.764     9.576
2011  .       9.531     9.259         3          9.554     9.286         9          9.576     9.312
2012  .       N/A        N/A        N/A          9.286    10.419         8          9.312    10.454
2013  .      11.939    13.075         3         10.419    13.126         3         10.454    13.176
---------    ------    ------       ---         ------    ------       ---         ------    ------
FTVIPT Templeton Global Bond Securities
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          9.978     9.867
2006  .      10.485    10.917         9          N/A        N/A        N/A          9.867    10.934
2007  .      10.917    11.896        14         10.808    11.912        23         10.934    11.927
2008  .      11.896    12.403        15         11.912    12.425        79         11.927    12.447
2009  .      12.403    14.451        21         12.425    14.484        76         12.447    14.517
2010  .      14.451    16.236        26         14.484    16.281        75         14.517    16.326
2011  .      16.236    15.799        20         16.281    15.851        62         16.326    15.903
2012  .      15.799    17.846        19         15.851    17.914        64         15.903    17.982
2013  .      17.846    17.805        15         17.914    17.881        52         17.982    17.958
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Mid Cap
2005  .        N/A         10.000    11.568       218         10.097    11.574        15
2006  .          1*        11.568    12.796       222         11.574    12.816        29
2007  .          2         12.796    14.524       233         12.816    14.562        60
2008  .          2         14.524     8.632       237         14.562     8.663        50
2009  .          3          8.632    11.872       205          8.663    11.927        27
2010  .          8         11.872    15.022       176         11.927    15.106        26
2011  .          6         15.022    13.179       146         15.106    13.266        22
2012  .          4         13.179    14.859       140         13.266    14.972        15
2013  .          2         14.859    19.869        97         14.972    20.040        17
---------      ---         ------    ------       ---         ------    ------        --
Fidelity VIP Overseas(6)
2004  .         26          7.355     8.202       308         14.193    15.844        49
2005  .         35          8.202     9.588       286         15.844    18.539        79
2006  .         35          9.588    11.113       294         18.539    21.509        77
2007  .         34         11.113    12.801       291         21.509    24.802        59
2008  .          8         12.801     7.060       247         24.802    13.692        57
2009  .          7          7.060     8.770       225         13.692    17.025        50
2010  .          5          8.770     9.738       207         17.025    18.923        47
2011  .          6          9.738     7.921       181         18.923    15.409        40
2012  .          4          7.921     9.384       147         15.409    18.273        37
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
FTVIPT Franklin Income Securities
2006  .        N/A         10.417    11.225        39         10.188    11.232        16
2007  .          1*        11.225    11.462       119         11.232    11.481        38
2008  .          1*        11.462     7.935       172         11.481     7.956       120
2009  .          4          7.935    10.589       138          7.956    10.627       129
2010  .         15         10.589    11.741       115         10.627    11.795       110
2011  .          6         11.741    11.830       105         11.795    11.897        97
2012  .          3         11.830    13.116       122         11.897    13.203        75
2013  .          4         13.116    14.707       106         13.203    14.819        24
---------      ---         ------    ------       ---         ------    ------       ---
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2004  .         28          6.359     6.977       426         12.955    14.227        49
2005  .         40          6.977     7.195       445         14.227    14.686        59
2006  .         41          7.195     7.696       429         14.686    15.725        64
2007  .         40          7.696     8.425       332         15.725    17.232        46
2008  .         18          8.425     4.768       257         17.232     9.761        42
2009  .         16          4.768     6.737       233          9.761    13.806        35
2010  .         12          6.737     8.461       208         13.806    17.358        25
2011  .         11          8.461     7.925       167         17.358    16.273        21
2012  .         10          7.925     8.645       129         16.273    17.771        18
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
FTVIPT Mutual Shares Securities
2006  .        N/A         10.220    11.270        30         10.726    11.277         3
2007  .          1*        11.270    11.477        96         11.277    11.495        17
2008  .        N/A         11.477     7.104        82         11.495     7.122        13
2009  .        N/A          7.104     8.812        50          7.122     8.843        19
2010  .          1*         8.812     9.643        62          8.843     9.687        22
2011  .          2          9.643     9.391        51          9.687     9.443        16
2012  .          1*         9.391    10.558        36          9.443    10.627        19
2013  .          1*        10.558    13.327        25         10.627    13.428        18
---------      ---         ------    ------       ---         ------    ------       ---
FTVIPT Templeton Global Bond Securities
2005  .          4         10.000     9.876        16         10.051     9.881         6
2006  .          9          9.876    10.960        97          9.881    10.977        18
2007  .          8         10.960    11.973       191         10.977    12.004        66
2008  .         23         11.973    12.514       216         12.004    12.559       146
2009  .         30         12.514    14.616       213         12.559    14.684       136
2010  .         30         14.616    16.463       252         14.684    16.555       122
2011  .         27         16.463    16.060       247         16.555    16.167       120
2012  .         18         16.060    18.187       205         16.167    18.325       113
2013  .         12         18.187    18.190       160         18.325    18.347        69
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Templeton Growth Securities
2004  .      11.586    13.197        13         10.793    12.299        17         10.287    11.728
2005  .      13.197    14.103        14         12.299    13.151        16         11.728    12.547
2006  .      14.103    16.864        13         13.151    15.733        21         12.547    15.018
2007  .      16.864    16.944         9         15.733    15.815        20         15.018    15.104
2008  .      16.944     9.593         8         15.815     8.959        12         15.104     8.560
2009  .       9.593    12.346         4          8.959    11.536        11          8.560    11.028
2010  .      12.346    13.016         3         11.536    12.168        10         11.028    11.638
2011  .      13.016    11.886         3         12.168    11.117         9         11.638    10.638
2012  .      11.886    14.127         3         11.117    13.219         9         10.638    12.656
2013  .      14.127    18.142         2         13.219    16.984         8         12.656    16.269
---------    ------    ------        --         ------    ------        --         ------    ------
Invesco V.I. American Franchise
2006  .      11.477    11.283         6          N/A        N/A        N/A         12.040    11.844
2007  .      11.283    12.376         6          N/A        N/A        N/A         11.844    13.004
2008  .      12.376     6.970         5          N/A        N/A        N/A         13.004     7.331
2009  .       6.970     8.260         5          N/A        N/A        N/A          7.331     8.697
2010  .       8.260     9.342         5          N/A        N/A        N/A          8.697     9.845
2011  .       9.342     8.426         4          N/A        N/A        N/A          9.845     8.889
2012  .       9.661     9.284         6          N/A        N/A        N/A         10.195     9.805
2013  .       9.284    12.741         6          N/A        N/A        N/A          9.805    13.470
---------    ------    ------        --         ------    ------       ---         ------    ------
Invesco V.I. Core Equity
2006  .      10.626    11.438         5         10.651    11.469        11         11.179    12.041
2007  .      11.438    12.113         2         11.469    12.152         5         12.041    12.765
2008  .      12.113     8.285         1*        12.152     8.316         5         12.765     8.740
2009  .       8.285    10.409         1*         8.316    10.453         4          8.740    10.991
2010  .      10.409    11.163         1*        10.453    11.216         4         10.991    11.800
2011  .      11.163    10.926         1*        11.216    10.984         3         11.800    11.561
2012  .      10.926    12.186         1*        10.984    12.257         1*        11.561    12.907
2013  .      12.186    15.424         1*        12.257    15.521         1*        12.907    16.353
---------    ------    ------        --         ------    ------       ---         ------    ------
Invesco V.I. International Growth
2004  .      11.056    13.426         9         11.071    13.451        18         11.727    14.255
2005  .      13.426    15.513        10         13.451    15.550        15         14.255    16.488
2006  .      15.513    19.474        13         15.550    19.531        15         16.488    20.719
2007  .      19.474    21.879        14         19.531    21.954        11         20.719    23.301
2008  .      21.879    12.769         9         21.954    12.819        10         23.301    13.613
2009  .      12.769    16.912         9         12.819    16.986        10         13.613    18.047
2010  .      16.912    18.695         6         16.986    18.787        10         18.047    19.969
2011  .      18.695    17.069         5         18.787    17.161         8         19.969    18.251
2012  .      17.069    19.312         5         17.161    19.427         3         18.251    20.668
2013  .      19.312    22.507         4         19.427    22.652         2         20.668    24.107
---------    ------    ------        --         ------    ------       ---         ------    ------
Janus Aspen Global Research
2004  .      10.185    10.451         5         10.198    10.470        22         10.211    10.488
2005  .      10.451    10.831         5         10.470    10.855        19         10.488    10.880
2006  .      10.831    12.539         4         10.855    12.574        13         10.880    12.608
2007  .      12.539    13.462         1*        12.574    13.506         9         12.608    13.550
2008  .      13.462     7.294         1*        13.506     7.321         5         13.550     7.348
2009  .       7.294     9.838         2          7.321     9.880         5          7.348     9.922
2010  .       9.838    11.157         2          9.880    11.210         2          9.922    11.263
2011  .      11.157     9.420         2         11.210     9.470         2         11.263     9.520
2012  .       9.420    11.084         1*         9.470    11.148         1*         9.520    11.215
2013  .      11.084    13.936         1*        11.148    14.024         1*        11.215    14.113
---------    ------    ------        --         ------    ------       ---         ------    ------
Janus Aspen Series Balanced
2004  .      10.897    11.584        49         10.913    11.607        24         10.924    11.625
2005  .      11.584    12.243        47         11.607    12.273        22         11.625    12.298
2006  .      12.243    13.270        37         12.273    13.310         8         12.298    13.343
2007  .      13.270    14.367        31         13.310    14.417         7         13.343    14.461
2008  .      14.367    11.839        18         14.417    11.886         7         14.461    11.928
2009  .      11.839    14.595        12         11.886    14.660         8         11.928    14.719
2010  .      14.595    15.491        10         14.660    15.568         8         14.719    15.639
2011  .      15.491    15.413        10         15.568    15.497         7         15.639    15.575
2012  .      15.413    17.154         9         15.497    17.257         8         15.575    17.352
2013  .      17.154    20.174         8         17.257    20.305         8         17.352    20.428
---------    ------    ------        --         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Templeton Growth Securities
2004  .         16         10.340    11.807       193         12.693    14.508        97
2005  .         24         11.807    12.649       269         14.508    15.559       138
2006  .         29         12.649    15.163       285         15.559    18.670       189
2007  .         26         15.163    15.273       250         18.670    18.824       112
2008  .         11         15.273     8.669       201         18.824    10.695        54
2009  .          8          8.669    11.185       146         10.695    13.813        42
2010  .          6         11.185    11.821       137         13.813    14.613        23
2011  .          5         11.821    10.822       114         14.613    13.391        21
2012  .          4         10.822    12.894        94         13.391    15.971         8
2013  .          4         12.894    16.600        79         15.971    20.583         7
---------       --         ------    ------       ---         ------    ------       ---
Invesco V.I. American Franchise
2006  .         22         11.609    11.432        44         14.607    14.394         3
2007  .         22         11.432    12.571        39         14.394    15.844         3
2008  .         21         12.571     7.098        33         15.844     8.955         3
2009  .         20          7.098     8.432        27          8.955    10.649         1*
2010  .         10          8.432     9.560        27         10.649    12.085         1*
2011  .         10          9.560     8.645        18         12.085    10.939         1*
2012  .          1*         9.919     9.549        14         12.556    12.096         1*
2013  .          1*         9.549    13.138        11         12.096    16.658         1*
---------       --         ------    ------       ---         ------    ------       ---
Invesco V.I. Core Equity
2006  .          3         10.750    11.591        83         13.312    14.364         4
2007  .          3         11.591    12.306        62         14.364    15.265         4
2008  .          3         12.306     8.438        58         15.265    10.478         3
2009  .          2          8.438    10.628        48         10.478    13.210         3
2010  .          2         10.628    11.427        39         13.210    14.217         3
2011  .          2         11.427    11.212        33         14.217    13.964         3
2012  .          2         11.212    12.536        28         13.964    15.629         3
2013  .          1*        12.536    15.907        27         15.629    19.851         1*
---------       --         ------    ------       ---         ------    ------       ---
Invesco V.I. International Growth
2004  .          2         11.117    13.535        64         12.481    15.209         2
2005  .          2         13.535    15.678        50         15.209    17.635         2
2006  .          2         15.678    19.731        61         17.635    22.216         2
2007  .          1*        19.731    22.223        56         22.216    25.048         1*
2008  .          1*        22.223    13.002        49         25.048    14.670         1*
2009  .          1*        13.002    17.263        34         14.670    19.497         1*
2010  .          1*        17.263    19.132        25         19.497    21.628         1*
2011  .          1*        19.132    17.511        21         21.628    19.816         1*
2012  .          1*        17.511    19.862        17         19.816    22.499         1*
2013  .          1*        19.862    23.206        14         22.499    26.313         1*
---------       --         ------    ------       ---         ------    ------       ---
Janus Aspen Global Research
2004  .          6         10.245    10.539        71         12.213    12.576         1*
2005  .          4         10.539    10.949        58         12.576    13.078         1*
2006  .          3         10.949    12.708        55         13.078    15.195         1*
2007  .          3         12.708    13.677        46         15.195    16.370         8
2008  .          2         13.677     7.429        40         16.370     8.900         1*
2009  .          2          7.429    10.046        34          8.900    12.047         1*
2010  .          2         10.046    11.420        27         12.047    13.710         1*
2011  .          1*        11.420     9.667        25         13.710    11.616         1*
2012  .          1*         9.667    11.403        22         11.616    13.716         1*
2013  .          1*        11.403    14.373        15          N/A        N/A        N/A
---------       --         ------    ------       ---         ------    ------       ---
Janus Aspen Series Balanced
2004  .         31         10.960    11.680       423         10.850    11.575        80
2005  .         30         11.680    12.375       288         11.575    12.276        79
2006  .         23         12.375    13.447       186         12.276    13.353        82
2007  .         28         13.447    14.595       163         13.353    14.507        14
2008  .         25         14.595    12.057       133         14.507    11.996         8
2009  .         28         12.057    14.901       134         11.996    14.840        13
2010  .         16         14.901    15.855       119         14.840    15.807        12
2011  .          3         15.855    15.815       103         15.807    15.782        10
2012  .          3         15.815    17.646        73         15.782    17.627        10
2013  .          3         17.646    20.805        71         17.627    20.803         4
---------       --         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Series Enterprise
2004  .       N/A        N/A        N/A         10.632    12.580        15         10.644    12.601
2005  .      13.632    13.815         1*        12.580    13.842        16         12.601    13.871
2006  .      13.815    15.367         1*        13.842    15.404        16         13.871    15.444
2007  .      15.367    18.364         1*        15.404    18.418        13         15.444    18.476
2008  .      18.364    10.121         1*        18.418    10.156         4         18.476    10.193
2009  .      10.121    14.351         2         10.156    14.408         3         10.193    14.467
2010  .      14.351    17.684         1*        14.408    17.762         3         14.467    17.845
2011  .      17.684    17.073         1*        17.762    17.157         2         17.845    17.245
2012  .      17.073    19.607         1*        17.157    19.713         2         17.245    19.825
2013  .      19.607    25.414         1*        19.713    25.565         2         19.825    25.723
---------    ------    ------       ---         ------    ------        --         ------    ------
LVIP Baron Growth Opportunities(7)
2006  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2007  .       N/A        N/A        N/A         10.789    10.774         5          N/A        N/A
2008  .       N/A        N/A        N/A         10.774     6.440         5          N/A        N/A
2009  .       6.077     8.733         1*         6.440     8.749         4          7.855     8.765
2010  .       8.733    10.835         1*         8.749    10.861         4          8.765    10.886
2011  .       N/A        N/A        N/A         10.861    11.096         4         10.886    11.127
2012  .       N/A        N/A        N/A         11.096    12.886         3         11.127    12.929
2013  .      14.040    17.660         2         12.886    17.727         3         12.929    17.795
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP BlackRock Emerging Markets RPM
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP BlackRock Equity Dividend RPM
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP BlackRock Global Allocation V.I. RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP BlackRock Inflation Protected Bond
2010  .       N/A        N/A        N/A          N/A        N/A        N/A         10.210    10.090
2011  .      10.083    11.074         9          N/A        N/A        N/A         10.090    11.092
2012  .      11.074    11.550         6          N/A        N/A        N/A         11.092    11.580
2013  .      11.550    10.367        12         11.448    10.385        23         11.580    10.404
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Capital Growth
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .      11.308    13.010         2          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Clarion Global Real Estate
2007  .       8.840     8.208         1*         9.518     8.211         2          N/A        N/A
2008  .       8.208     4.659         1*         8.211     4.663         1*         N/A        N/A
2009  .       4.659     6.288         2          4.663     6.297         2          6.066     6.305
2010  .       6.288     7.264         2          6.297     7.277         2          6.305     7.290
2011  .       7.264     6.495         2          7.277     6.510         1*         7.290     6.525
2012  .       6.495     7.932         3          6.510     7.954         1*         6.525     7.976
2013  .       7.932     8.023         2          7.954     8.049         1*         7.976     8.076
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Series Enterprise
2004  .          1*        10.680    12.662        72         12.405    14.723        40
2005  .          1*        12.662    13.960        70         14.723    16.248        33
2006  .          1*        13.960    15.566        62         16.248    18.136        23
2007  .          2         15.566    18.650        68         18.136    21.750        21
2008  .          8         18.650    10.304        45         21.750    12.029        25
2009  .          7         10.304    14.647        43         12.029    17.116        20
2010  .          6         14.647    18.094        29         17.116    21.165        19
2011  .          5         18.094    17.512        25         21.165    20.505        15
2012  .          1*        17.512    20.162        21         20.505    23.631        13
2013  .          1*        20.162    26.199        15         23.631    30.738         6
---------        -         ------    ------        --         ------    ------        --
LVIP Baron Growth Opportunities(7)
2006  .        N/A         10.782    10.619         3          9.383    10.626         1*
2007  .        N/A         10.619    10.808        37         10.626    10.826        28
2008  .        N/A         10.808     6.474        51         10.826     6.491        20
2009  .          1*         6.474     8.813        65          6.491     8.845        16
2010  .          1*         8.813    10.961        52          8.845    11.012        11
2011  .          1*        10.961    11.221        42         11.012    11.285        10
2012  .          1*        11.221    13.058        50         11.285    13.145         6
2013  .          2         13.058    17.999        64         13.145    18.137        18
---------      ---         ------    ------        --         ------    ------        --
LVIP BlackRock Emerging Markets RPM
2012  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2013  .        N/A          N/A        N/A        N/A         11.134     9.934         3
---------      ---         ------    ------       ---         ------    ------       ---
LVIP BlackRock Equity Dividend RPM
2005  .        N/A          N/A        N/A        N/A         10.114    10.481         3
2006  .        N/A          N/A        N/A        N/A         10.481    11.460         3
2007  .        N/A          N/A        N/A        N/A         11.460    11.751         3
2008  .        N/A          N/A        N/A        N/A         11.751     7.122         3
2009  .        N/A          N/A        N/A        N/A          7.122     8.629         1*
2010  .        N/A          N/A        N/A        N/A          8.629    10.000         1*
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2013  .        N/A         11.965    12.675         5          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP BlackRock Global Allocation V.I. RPM
2013  .        N/A         10.142    10.408         1*         N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP BlackRock Inflation Protected Bond
2010  .          6          N/A        N/A        N/A          N/A        N/A        N/A
2011  .          1*        10.099    11.119        59         10.105    11.137        32
2012  .          6         11.119    11.626        58         11.137    11.657        17
2013  .         12         11.626    10.461       233         11.657    10.499        69
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Capital Growth
2007  .        N/A         11.123    10.704         1*         N/A        N/A        N/A
2008  .        N/A         10.704     6.138         2          N/A        N/A        N/A
2009  .        N/A          6.138     8.126         2          N/A        N/A        N/A
2010  .        N/A          8.126     9.490        11          N/A        N/A        N/A
2011  .        N/A          9.490     8.476         3          N/A        N/A        N/A
2012  .        N/A          8.476     9.907        11          N/A        N/A        N/A
2013  .        N/A          9.907    13.227         1*         9.963    13.315         6
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Clarion Global Real Estate
2007  .        N/A          9.557     8.221        43          N/A        N/A        N/A
2008  .        N/A          8.221     4.678        68          7.535     4.686         2
2009  .          1*         4.678     6.330        58          4.686     6.346        19
2010  .          1*         6.330     7.329        59          6.346     7.356        18
2011  .          2          7.329     6.571        60          7.356     6.601        18
2012  .          1*         6.571     8.044        66          6.601     8.089         7
2013  .          1*         8.044     8.157        24          8.089     8.211         8
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Columbia Small-Mid Cap Growth RPM
2007  .       N/A        N/A        N/A         10.627    10.826         2          N/A        N/A
2008  .       N/A        N/A        N/A         10.826     5.376         2          N/A        N/A
2009  .       N/A        N/A        N/A          5.376     7.818         2          N/A        N/A
2010  .       N/A        N/A        N/A          7.818     9.747         2          N/A        N/A
2011  .       9.828     8.892         1*         9.747     8.823         2          N/A        N/A
2012  .       8.892     9.271         1*         8.823     9.204         1*         N/A        N/A
2013  .       9.271    11.334         1*         9.204    11.257         1*         N/A        N/A
---------     -----    ------       ---         ------    ------         -          --         ---
LVIP Delaware Bond
2004  .      11.519    11.907       287         11.508    11.902       303         12.978    13.429
2005  .      11.907    11.997       260         11.902    11.999       199         13.429    13.544
2006  .      11.997    12.333       192         11.999    12.340       182         13.544    13.936
2007  .      12.333    12.766       140         12.340    12.780       173         13.936    14.440
2008  .      12.766    12.165       148         12.780    12.185       155         14.440    13.775
2009  .      12.165    14.200       130         12.185    14.229       160         13.775    16.094
2010  .      14.200    15.123       118         14.229    15.162       146         16.094    17.158
2011  .      15.123    15.980        86         15.162    16.029       138         17.158    18.148
2012  .      15.980    16.723        67         16.029    16.784       119         18.148    19.012
2013  .      16.723    16.038        41         16.784    16.104       111         19.012    18.251
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Delaware Diversified Floating Rate
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         10.031     9.809
2012  .      10.005     9.994         3          N/A        N/A        N/A          9.809    10.020
2013  .       9.994     9.860         8          9.891     9.878         1*         N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Delaware Foundation Aggressive Allocation(8)
2004  .      11.192    12.474        47         11.205    12.499         2         11.640    12.987
2005  .      12.474    13.079        36         12.499    13.111        31         12.987    13.630
2006  .      13.079    14.702        35         13.111    14.745         3         13.630    15.337
2007  .      14.702    15.352        34         14.745    15.405         2         15.337    16.032
2008  .      15.352    10.064        34         15.405    10.104         1*        16.032    10.519
2009  .      10.064    13.040        28          N/A        N/A        N/A         10.519    13.644
2010  .      13.040    14.399        27          N/A        N/A        N/A         13.644    15.081
2011  .      14.399    13.848        16          N/A        N/A        N/A         15.081    14.519
2012  .      13.848    15.401        10          N/A        N/A        N/A         14.519    16.163
2013  .      15.401    18.179         1*         N/A        N/A        N/A         16.163    19.096
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Delaware Growth and Income
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A         10.910    11.409
2007  .      11.334    11.836         7          N/A        N/A        N/A          N/A        N/A
2008  .      11.836     7.437         6          N/A        N/A        N/A          N/A        N/A
2009  .       7.437     9.070         5          N/A        N/A        N/A          8.901     9.111
2010  .       9.070    10.021         5          N/A        N/A        N/A          9.111    10.076
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         10.076     9.985
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          9.985    11.275
2013  .       N/A        N/A        N/A          N/A        N/A        N/A         11.275    14.714
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Delaware Social Awareness
2004  .      12.290    13.645        49         11.398    12.616        62         11.999    13.289
2005  .      12.592    13.848        23         12.616    13.882        43         13.289    14.629
2006  .      13.848    15.267        16         13.882    15.312        37         14.629    16.145
2007  .      15.267    15.432         4         15.312    15.485        44         16.145    16.335
2008  .      15.432     9.936         3         15.485     9.975        19         16.335    10.528
2009  .       9.936    12.680         3          9.975    12.736        11         10.528    13.449
2010  .      12.680    13.888         3         12.736    13.957         5         13.449    14.745
2011  .      13.888    13.720         3         13.957    13.795         5         14.745    14.582
2012  .      13.720    15.527         2         13.795    15.620         3         14.582    16.518
2013  .      15.527    20.682         2         15.620    20.816         3         16.518    22.025
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Columbia Small-Mid Cap Growth RPM
2007  .        N/A         10.029    10.839         12        11.133    10.846         1*
2008  .        N/A         10.839     5.394         12        10.846     5.403         4
2009  .        N/A          5.394     7.859         17         5.403     7.879         1*
2010  .        N/A          7.859     9.818         14         7.879     9.853         1*
2011  .        N/A          9.818     8.905         18         9.853     8.946         1*
2012  .        N/A          8.905     9.308          8         8.946     9.361         1*
2013  .        N/A          9.308    11.407         18         9.361    11.483         1*
---------      ---         ------    ------         --        ------    ------         -
LVIP Delaware Bond
2004  .        268         13.044    13.517      2,128        10.036    10.411       556
2005  .        250         13.517    13.654      2,294        10.411    10.527       698
2006  .        204         13.654    14.071      2,223        10.527    10.859       712
2007  .        193         14.071    14.601      1,860        10.859    11.280       633
2008  .        122         14.601    13.949      1,670        11.280    10.787       452
2009  .        111         13.949    16.323      1,447        10.787    12.635       381
2010  .         92         16.323    17.427      1,312        12.635    13.503       340
2011  .         77         17.427    18.461        932        13.503    14.318       298
2012  .         59         18.461    19.368        667        14.318    15.037       247
2013  .         53         19.368    18.621        505        15.037    14.471       207
---------      ---         ------    ------      -----        ------    ------       ---
LVIP Delaware Diversified Floating Rate
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .          1*        10.040     9.833        121         N/A        N/A        N/A
2012  .          1*         9.833    10.060        138         9.988    10.086         1*
2013  .        N/A         10.060     9.950        197        10.086     9.986        35
---------      ---         ------    ------      -----        ------    ------       ---
LVIP Delaware Foundation Aggressive Allocation(8)
2004  .         10         11.257    12.578         95        11.371    12.719        12
2005  .         19         12.578    13.221        101        12.719    13.382        65
2006  .         16         13.221    14.898        352        13.382    15.095       142
2007  .         14         14.898    15.596        276        15.095    15.818        54
2008  .         13         15.596    10.249        144        15.818    10.405        59
2009  .         12         10.249    13.314         76        10.405    13.530        52
2010  .         11         13.314    14.738         59        13.530    14.992        52
2011  .          9         14.738    14.210         54        14.992    14.470        23
2012  .          1*        14.210    15.843         36        14.470    16.149        14
2013  .          1*        15.843    18.747         32        16.149    19.128         7
---------      ---         ------    ------      -----        ------    ------       ---
LVIP Delaware Growth and Income
2005  .        N/A          9.923    10.367          1*       10.441    10.373         2
2006  .          2         10.367    11.435          6        10.373    11.453         1*
2007  .        N/A         11.435    11.912         17        11.453    11.943         7
2008  .        N/A         11.912     7.503         20        11.943     7.530         9
2009  .          1*         7.503     9.174          9         7.530     9.216         7
2010  .          1*         9.174    10.161         20         N/A        N/A        N/A
2011  .          1*        10.161    10.084          5         N/A        N/A        N/A
2012  .          1*        10.084    11.404          5         N/A        N/A        N/A
2013  .          1*        11.404    14.904          4         N/A        N/A        N/A
---------      ---         ------    ------      -----        ------    ------       ---
LVIP Delaware Social Awareness
2004  .          1*        11.449    12.698        206        12.290    13.645        49
2005  .          5         12.698    14.000        196        13.645    15.059        75
2006  .          5         14.000    15.473        194        15.059    16.661        74
2007  .          5         15.473    15.679        207        16.661    16.899        58
2008  .          2         15.679    10.120        169        16.899    10.919        41
2009  .          2         10.120    12.948        150        10.919    13.983        30
2010  .          2         12.948    14.217        139        13.983    15.369        29
2011  .          2         14.217    14.080        118        15.369    15.237        26
2012  .          2         14.080    15.974         84        15.237    17.304        24
2013  .          2         15.974    21.332         55        17.304    23.130        25
---------      ---         ------    ------      -----        ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Special Opportunities
2007  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2010  .       7.220     9.227         2          N/A        N/A        N/A         N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
---------     -----     -----       ---          --         ---        --------   ------    ------
LVIP Dimensional Non-U.S. Equity RPM
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2012  .       8.285     9.638         1*         N/A        N/A        N/A         N/A        N/A
2013  .       9.638    10.866         1*         N/A        N/A        N/A         N/A        N/A
---------     -----    ------       ---          --         ---        --------   ------    ------
LVIP Dimensional U.S. Equity RPM
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2012  .       9.809    10.740         1*         N/A        N/A        N/A         N/A        N/A
2013  .      10.740    13.585         1*         N/A        N/A        N/A         N/A        N/A
---------    ------    ------       ---          --         ---        --------   ------    ------
LVIP Dimensional/Vanguard Total Bond
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
---------    ------    ------       ---          --         ---        --------   ------    ------
LVIP Global Income
2009  .       N/A        N/A        N/A        10.765     10.661         5         N/A        N/A
2010  .       N/A        N/A        N/A        10.661     11.457         5         N/A        N/A
2011  .       N/A        N/A        N/A        11.457     11.346         4         N/A        N/A
2012  .       N/A        N/A        N/A        11.346     11.971         4         N/A        N/A
2013  .       N/A        N/A        N/A        11.971     11.398         4         N/A        N/A
---------    ------    ------       ---        ------     ------       ---        ------    ------
LVIP Growth Fund(9)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2006  .       N/A        N/A        N/A        11.205     11.244         2        11.315    11.253
---------    ------    ------       ---        ------     ------       ---        ------    ------
LVIP Growth Opportunities(10)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
---------    ------    ------       ---        ------     ------       ---        ------    ------
LVIP JPMorgan High Yield
2010  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A        10.795    10.877
2012  .      11.996    12.220         2          N/A        N/A        N/A        10.877    12.252
2013  .      12.220    12.752         4        12.380     12.775         1*        N/A        N/A
---------    ------    ------       ---        ------     ------       ---        ------    ------
LVIP JPMorgan Mid Cap Value RPM
2007  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2012  .       N/A        N/A        N/A         9.274      9.682         2         N/A        N/A
2013  .       N/A        N/A        N/A         9.682     11.778         2        11.035    11.817
---------    ------    ------       ---        ------     ------       ---        ------    ------
LVIP Managed Risk Profile 2010
2007  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2010  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A         N/A        N/A
---------    ------    ------       ---        ------     ------       ---        ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Special Opportunities
2007  .        N/A         10.067     9.142         7          N/A        N/A        N/A
2008  .        N/A          9.142     5.681        18          5.591     5.690         2
2009  .        N/A          5.681     7.268        13          N/A        N/A        N/A
2010  .        N/A          7.268     9.311        42          7.287     9.345         4
2011  .        N/A          9.311     8.656        40          9.345     8.696         2
2012  .        N/A          8.656     9.757        29          8.696     9.812         3
2013  .        N/A          9.757    12.801        13          9.812    12.886         5
---------      --------    ------    ------        --          -----    ------       ---
LVIP Dimensional Non-U.S. Equity RPM
2011  .        N/A         10.078     8.300         3          N/A        N/A        N/A
2012  .        N/A          8.300     9.677         3          N/A        N/A        N/A
2013  .        N/A          9.677    10.937         3          N/A        N/A        N/A
---------      --------    ------    ------        --          -----    ------       ---
LVIP Dimensional U.S. Equity RPM
2011  .        N/A         10.150     9.356         5          N/A        N/A        N/A
2012  .        N/A          9.356    10.783         5          N/A        N/A        N/A
2013  .        N/A         10.783    13.674         5          N/A        N/A        N/A
---------      --------    ------    ------        --          -----    ------       ---
LVIP Dimensional/Vanguard Total Bond
2011  .        N/A         10.041    10.344        26          N/A        N/A        N/A
2012  .        N/A         10.344    10.534        28         10.437    10.551         1*
2013  .        N/A         10.534    10.055        37         10.551    10.082        18
---------      --------    ------    ------        --         ------    ------       ---
LVIP Global Income
2009  .        N/A         10.109    10.673        43         10.413    10.682         2
2010  .        N/A         10.673    11.492        51         10.682    11.514         1*
2011  .        N/A         11.492    11.404        40         11.514    11.436         1*
2012  .        N/A         11.404    12.056        52         11.436    12.103         1*
2013  .        N/A         12.056    11.501        54         12.103    11.557         1*
---------      --------    ------    ------        --         ------    ------       ---
LVIP Growth Fund(9)
2005  .        N/A         10.326    10.822         2         10.273    10.827         1*
2006  .          1*        10.822    11.280         4         10.827    11.297         1*
---------      ---         ------    ------        --         ------    ------       ---
LVIP Growth Opportunities(10)
2005  .        N/A         10.271    11.443         1*        10.857    11.449         1*
2006  .        N/A         11.443    12.375         5         11.449    12.395         9
---------      ---         ------    ------        --         ------    ------       ---
LVIP JPMorgan High Yield
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .          1*        10.805    10.903        10         10.812    10.921         1*
2012  .          1*        10.903    12.300        26         10.921    12.332         1*
2013  .        N/A         12.300    12.868        27         12.332    12.914         1*
---------      ---         ------    ------       ---         ------    ------       ---
LVIP JPMorgan Mid Cap Value RPM
2007  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .        N/A          8.598     6.067        38          N/A        N/A        N/A
2009  .        N/A          6.067     7.424         9          N/A        N/A        N/A
2010  .        N/A          7.424     9.093         9          N/A        N/A        N/A
2011  .        N/A          9.093     8.769        12          N/A        N/A        N/A
2012  .        N/A          8.769     9.792        16          N/A        N/A        N/A
2013  .          1*         9.792    11.937        23          9.846    12.015         2
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2010
2007  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2009  .        N/A          N/A        N/A        N/A          8.659     9.546         1*
2010  .        N/A          N/A        N/A        N/A          9.546    10.456         1*
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A         10.808    11.033        23          N/A        N/A        N/A
2013  .        N/A         11.033    11.798        21          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile 2020
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       9.839     7.351         1*         N/A        N/A        N/A          N/A        N/A
2009  .       7.351     9.046         2          N/A        N/A        N/A          N/A        N/A
2010  .       9.046     9.924         2          N/A        N/A        N/A          N/A        N/A
2011  .       9.924     9.737         2          N/A        N/A        N/A          N/A        N/A
2012  .       9.737    10.333         1*         N/A        N/A        N/A          N/A        N/A
2013  .      10.333    11.244         1*         N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---          --         ---                     --         ---
LVIP Managed Risk Profile 2030
2007  .      10.177    10.374         3          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A          7.418     7.043
2009  .       8.616     8.811         1*         N/A        N/A        N/A          N/A        N/A
2010  .       8.811     9.709         1*         N/A        N/A        N/A          N/A        N/A
2011  .       9.709     9.454         2          N/A        N/A        N/A          N/A        N/A
2012  .       9.454     9.989         2          N/A        N/A        N/A          N/A        N/A
2013  .       9.989    11.125         2          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---          --         ---                     -----     -----
LVIP Managed Risk Profile 2040
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2009  .       8.223     8.255         1*         N/A        N/A        N/A          N/A        N/A
2010  .       8.255     9.188         1*         N/A        N/A        N/A          N/A        N/A
2011  .       9.188     8.865         1*         N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---          --         ---                     -----     -----
LVIP Managed Risk Profile Conservative
2005  .       N/A        N/A        N/A         10.153    10.243        38         10.074    10.246
2006  .       N/A        N/A        N/A         10.243    10.972        88          N/A        N/A
2007  .       N/A        N/A        N/A         10.972    11.585        90         11.383    11.600
2008  .       N/A        N/A        N/A         11.585     9.257        48         11.600     9.273
2009  .       9.081    11.297         6          9.257    11.323        47          9.273    11.349
2010  .      11.297    12.225        11         11.323    12.259        46         11.349    12.293
2011  .      12.225    12.412         9         12.259    12.453        46         12.293    12.494
2012  .      12.412    13.342        23         12.453    13.393        45         12.494    13.444
2013  .      13.342    14.338        11         13.393    14.400        42         13.444    14.462
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Managed Risk Profile Growth
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          9.993    10.640
2006  .      10.823    11.885         4         11.157    11.895        23         10.640    11.904
2007  .      11.885    12.781        29         11.895    12.797        23         11.904    12.814
2008  .      12.781     8.333        27         12.797     8.348        23         12.814     8.363
2009  .       8.333    10.529        21          8.348    10.553        23          8.363    10.577
2010  .      10.529    11.620        21         10.553    11.653        23         10.577    11.685
2011  .      11.620    11.379        20          N/A        N/A        N/A         11.685    11.454
2012  .      11.379    12.162        18          N/A        N/A        N/A         11.454    12.255
2013  .      12.162    13.523        17          N/A        N/A        N/A         12.255    13.639
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Managed Risk Profile Moderate
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .      10.791    11.474         3          N/A        N/A        N/A         10.665    11.492
2007  .      11.474    12.277         3          N/A        N/A        N/A         11.492    12.308
2008  .       N/A        N/A        N/A         11.362     8.837        38         12.308     8.852
2009  .       N/A        N/A        N/A          8.837    11.085        38          8.852    11.111
2010  .       N/A        N/A        N/A         11.085    12.159        36         11.111    12.193
2011  .       N/A        N/A        N/A         12.159    12.052        34         12.193    12.091
2012  .      12.280    12.891         1*        12.052    12.940        35         12.091    12.989
2013  .      12.891    14.120        58         12.940    14.181        33         12.989    14.242
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP MFS International Growth RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile 2020
2007  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .        N/A          9.673     7.381        10          N/A        N/A        N/A
2009  .        N/A          7.381     9.105        17          6.734     9.129         6
2010  .        N/A          9.105    10.013        10          9.129    10.050        28
2011  .        N/A         10.013     9.849        10         10.050     9.895        28
2012  .        N/A          9.849    10.479        10          9.895    10.538         5
2013  .        N/A         10.479    11.431        10          N/A        N/A        N/A
---------                  ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2030
2007  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .          5          N/A        N/A        N/A          N/A        N/A        N/A
2009  .        N/A          6.743     8.869         1*         N/A        N/A        N/A
2010  .        N/A          8.869     9.798         1*         N/A        N/A        N/A
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2040
2007  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2008  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2009  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile Conservative
2005  .          2         10.012    10.254        25         10.023    10.260        37
2006  .        N/A         10.254    11.007        34         10.260    11.024        38
2007  .          8         11.007    11.645        98         11.024    11.675        55
2008  .          2         11.645     9.323        66         11.675     9.356        61
2009  .          9          9.323    11.427        53          9.356    11.479        49
2010  .         29         11.427    12.396        47         11.479    12.465        47
2011  .         27         12.396    12.617        35         12.465    12.701        42
2012  .         25         12.617    13.597        45         12.701    13.700        52
2013  .         24         13.597    14.649        49         13.700    14.775        34
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile Growth
2005  .          5         10.000    10.649       122         10.000    10.655        51
2006  .          5         10.649    11.932       266         10.655    11.951        90
2007  .          5         11.932    12.863       186         11.951    12.896        86
2008  .          5         12.863     8.408       335         12.896     8.438        74
2009  .          6          8.408    10.650       309          8.438    10.699        46
2010  .          5         10.650    11.783       294         10.699    11.849        41
2011  .          6         11.783    11.568       271         11.849    11.644        39
2012  .          5         11.568    12.395       259         11.644    12.489        64
2013  .          5         12.395    13.816       238         12.489    13.935        24
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile Moderate
2005  .        N/A          9.990    10.472       415         10.083    10.478        94
2006  .         76         10.472    11.519       611         10.478    11.537       116
2007  .         75         11.519    12.356       604         11.537    12.388       125
2008  .         89         12.356     8.900       760         12.388     8.932       244
2009  .         87          8.900    11.187       627          8.932    11.238       116
2010  .         35         11.187    12.296       541         11.238    12.364       101
2011  .         34         12.296    12.211       361         12.364    12.291       109
2012  .         33         12.211    13.137       288         12.291    13.237        44
2013  .         32         13.137    14.426       278         13.237    14.550        55
---------      ---         ------    ------       ---         ------    ------       ---
LVIP MFS International Growth RPM
2013  .        N/A          9.891    10.049         1*         N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Growth
2007  .      10.297    11.132         1*        11.360    11.135         1*         N/A        N/A
2008  .      11.132     5.566         1*        11.135     5.570         3         10.850     5.575
2009  .       N/A        N/A        N/A          5.570     7.413         2          5.575     7.423
2010  .       N/A        N/A        N/A          7.413     8.215         3          7.423     8.230
2011  .       N/A        N/A        N/A          8.215     7.253         1*         N/A        N/A
2012  .       N/A        N/A        N/A          7.253     8.485         6          N/A        N/A
2013  .       N/A        N/A        N/A          8.485     9.444         5          N/A        N/A
---------    ------    ------       ---         ------    ------         -         ------     -----
LVIP MFS Value
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       6.148     6.428         2          N/A        N/A        N/A          6.241     6.438
2009  .       6.428     7.614         6          N/A        N/A        N/A          6.438     7.634
2010  .       7.614     8.320         5          7.624     8.335         1*         7.634     8.351
2011  .       8.320     8.139         2          8.335     8.157         1*         8.351     8.177
2012  .       8.139     9.271         5          8.157     9.297         9          8.177     9.324
2013  .       9.271    12.344        14          9.297    12.384         9          9.324    12.426
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Mid-Cap Value
2007  .       9.591     8.625         4         10.274     8.627         1*         N/A        N/A
2008  .       8.625     5.008         4          8.627     5.012         4          N/A        N/A
2009  .       N/A        N/A        N/A          5.012     6.994         1*         N/A        N/A
2010  .       N/A        N/A        N/A          6.994     8.490         1*         N/A        N/A
2011  .       N/A        N/A        N/A          8.490     7.542         1*         N/A        N/A
2012  .       N/A        N/A        N/A          7.542     9.171         4          N/A        N/A
2013  .       N/A        N/A        N/A          9.171    12.054         3          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Mondrian International Value
2004  .      13.415    15.927        26         13.437    15.961        37         13.451    15.985
2005  .      15.927    17.596        29         15.961    17.642        27         15.985    17.678
2006  .      17.596    22.457        27         17.642    22.527        25         17.678    22.583
2007  .      22.457    24.578        20         22.527    24.667        24         22.583    24.741
2008  .      24.578    15.283        15         24.667    15.346        16         24.741    15.400
2009  .      15.283    18.189        15         15.346    18.273        15         15.400    18.346
2010  .      18.189    18.295        14         18.273    18.389         9         18.346    18.472
2011  .      18.295    17.203         2         18.389    17.300         7         18.472    17.386
2012  .      17.203    18.511         2         17.300    18.625         6         17.386    18.728
2013  .      18.511    22.141         4         18.625    22.288         6         18.728    22.422
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Money Market
2004  .       9.856     9.761        78          9.870     9.779       171         10.285    10.196
2005  .       9.761     9.849        46          9.779     9.873       896         10.196    10.298
2006  .       9.849    10.121        49          9.873    10.150       762         10.298    10.593
2007  .      10.121    10.429        36         10.150    10.464       194         10.593    10.927
2008  .      10.429    10.478       155         10.464    10.519       212         10.927    10.989
2009  .      10.478    10.317       109         10.519    10.362       189         10.989    10.831
2010  .      10.317    10.133        60         10.362    10.182       100         10.831    10.648
2011  .      10.133     9.950        51         10.182    10.004       108         10.648    10.466
2012  .       9.950     9.770        45         10.004     9.828        86         10.466    10.287
2013  .       9.770     9.593        38          9.828     9.655        34         10.287    10.111
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Bond Index
2008  .      10.150    10.446        13          9.962    10.448         3          N/A        N/A
2009  .      10.446    10.691        19         10.448    10.699        16         10.275    10.707
2010  .      10.691    11.094        15         10.699    11.108        29         10.707    11.122
2011  .      11.094    11.668        14         11.108    11.688        30         11.122    11.709
2012  .      11.668    11.866        12         11.688    11.893        20         11.709    11.920
2013  .      11.866    11.321        12         11.893    11.352        20         11.920    11.383
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Conservative Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Growth
2007  .        N/A         10.226    11.149          7         9.904    11.156         5
2008  .          1*        11.149     5.588         22        11.156     5.597         4
2009  .          1*         5.588     7.452         16         5.597     7.472         2
2010  .          1*         7.452     8.275         20         7.472     8.305         2
2011  .        N/A          8.275     7.321         19         8.305     7.354         2
2012  .        N/A          7.321     8.581         11         7.354     8.630         2
2013  .        N/A          8.581     9.570         20         8.630     9.634         4
---------      ---         ------    ------         --        ------    ------         -
LVIP MFS Value
2007  .        N/A          9.962     9.710         80        10.002     9.716        11
2008  .         15          9.710     6.454         86         9.716     6.464         5
2009  .         20          6.454     7.664        162         6.464     7.684         6
2010  .         19          7.664     8.396        159         7.684     8.426        38
2011  .         14          8.396     8.233        136         8.426     8.271        41
2012  .         10          8.233     9.402        105         8.271     9.455        40
2013  .          2          9.402    12.549        105         9.455    12.633        23
---------      ---         ------    ------        ---        ------    ------        --
LVIP Mid-Cap Value
2007  .        N/A          9.947     8.638         18        10.193     8.643         4
2008  .        N/A          8.638     5.028         17         8.643     5.036         1*
2009  .        N/A          5.028     7.031         17         5.036     7.049         1*
2010  .        N/A          7.031     8.551         15         7.049     8.582         1*
2011  .        N/A          8.551     7.612         26         N/A        N/A        N/A
2012  .        N/A          7.612     9.275         67         8.887     9.327         7
2013  .        N/A          9.275    12.215         32         N/A        N/A        N/A
---------      ---         ------    ------        ---        ------    ------       ---
LVIP Mondrian International Value
2004  .         20         13.488    16.053        276        13.160    15.679        59
2005  .         24         16.053    17.780        322        15.679    17.383        97
2006  .         20         17.780    22.748        340        17.383    22.263        94
2007  .         17         22.748    24.959        270        22.263    24.451        83
2008  .         14         24.959    15.559        215        24.451    15.257        64
2009  .          9         15.559    18.564        174        15.257    18.222        49
2010  .          4         18.564    18.719        157        18.222    18.393        46
2011  .          3         18.719    17.645        124        18.393    17.355        40
2012  .          2         17.645    19.035         80        17.355    18.741        34
2013  .          2         19.035    22.825        102        18.741    22.494        29
---------      ---         ------    ------        ---        ------    ------       ---
LVIP Money Market
2004  .         71         10.338    10.263        725         9.943     9.881       187
2005  .         58         10.263    10.382        889         9.881    10.006       287
2006  .         81         10.382    10.696        807        10.006    10.318       278
2007  .         61         10.696    11.049        911        10.318    10.669       941
2008  .        104         11.049    11.128      1,367        10.669    10.757       713
2009  .         92         11.128    10.985        948        10.757    10.629       282
2010  .         49         10.985    10.815        593        10.629    10.476       258
2011  .         38         10.815    10.647        466        10.476    10.323       345
2012  .         45         10.647    10.481        338        10.323    10.172       211
2013  .         39         10.481    10.317        407        10.172    10.023       175
---------      ---         ------    ------      -----        ------    ------       ---
LVIP SSgA Bond Index
2008  .        N/A         10.066    10.459         75         9.813    10.465         6
2009  .          8         10.459    10.732        158        10.465    10.748        54
2010  .          8         10.732    11.164        172        10.748    11.192        92
2011  .          6         11.164    11.771        135        11.192    11.812        48
2012  .          3         11.771    12.001        110        11.812    12.055        36
2013  .          4         12.001    11.478        110        12.055    11.542        33
---------      ---         ------    ------      -----        ------    ------       ---
LVIP SSgA Conservative Index Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A         10.441    10.526          7        10.445    10.541         4
2012  .        N/A         10.526    11.273          4         N/A        N/A        N/A
2013  .        N/A         11.273    11.818          6         N/A        N/A        N/A
---------      ---         ------    ------      -----        ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Conservative Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------     --         ---        ---          --         ---        ---          --         ---
LVIP SSgA Developed International 150
2008  .       9.103     6.252         3          N/A        N/A        N/A          N/A        N/A
2009  .       6.252     8.858         2          4.742     8.865         2          4.945     8.871
2010  .       8.858     9.304         2          8.865     9.316         6          8.871     9.327
2011  .       9.304     8.005         2          9.316     8.019         6          9.327     8.033
2012  .       8.005     8.908         2          8.019     8.929         2          8.033     8.948
2013  .       8.908    10.495         1*         8.929    10.524         6          8.948    10.553
---------     -----    ------       ---          -----    ------       ---          -----    ------
LVIP SSgA Emerging Markets 100
2008  .       9.080     6.044         2          N/A        N/A        N/A          N/A        N/A
2009  .       6.044    11.242         3          5.168    11.250         2          5.374    11.259
2010  .      11.242    14.065         3         11.250    14.082         3         11.259    14.100
2011  .      14.065    11.714         2         14.082    11.735         5         14.100    11.755
2012  .      11.714    12.924         2         11.735    12.953         1*        11.755    12.982
2013  .      12.924    12.296         2         12.953    12.330         4         12.982    12.364
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Global Tactical Allocation RPM(11)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .      11.160    12.404         4          N/A        N/A        N/A          N/A        N/A
2007  .      12.404    13.485         3          N/A        N/A        N/A         13.733    13.520
2008  .      13.485     7.861         3          N/A        N/A        N/A         13.520     7.889
2009  .       7.861    10.068         2          N/A        N/A        N/A          N/A        N/A
2010  .      10.068    10.721         1*         N/A        N/A        N/A          N/A        N/A
2011  .      10.721    10.521         1*         N/A        N/A        N/A         10.781    10.590
2012  .      10.521    11.451         1*         N/A        N/A        N/A         10.590    11.539
2013  .      11.451    12.313         1*         N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA International Index
2008  .       9.042     6.388         3          N/A        N/A        N/A          N/A        N/A
2009  .       6.388     7.998         2          4.886     8.004         3          5.096     8.010
2010  .       7.998     8.384         3          8.004     8.394         6          8.010     8.405
2011  .       8.384     7.194         2          8.394     7.206         7          8.405     7.219
2012  .       7.194     8.320         2          7.206     8.338         5          7.219     8.358
2013  .       8.320     9.857         2          8.338     9.885        11          8.358     9.912
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Large Cap 100
2008  .       9.970     6.964         5          N/A        N/A        N/A          N/A        N/A
2009  .       6.964     9.226         5          5.193     9.233         6          5.468     9.240
2010  .       9.226    10.768         5          9.233    10.782        11          9.240    10.795
2011  .      10.768    10.789         4         10.782    10.808        10         10.795    10.827
2012  .      10.789    11.857         3         10.808    11.883         3         10.827    11.910
2013  .      11.857    15.771         4         11.883    15.814         7         11.910    15.858
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Large Cap RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Moderate Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .      10.641    10.396         8          N/A        N/A        N/A          N/A        N/A
2012  .      10.396    11.372         7          N/A        N/A        N/A          N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Moderate Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .      11.926    12.382        33         11.942    12.403        14         11.959    12.425
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Moderately Aggressive Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Conservative Structured Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A         10.394    10.489        13          N/A        N/A        N/A
2012  .        N/A         10.489    11.157        13          N/A        N/A        N/A
2013  .        N/A         11.157    11.727        14          N/A        N/A        N/A
---------      ---         ------    ------       ---          --         ---        ---
LVIP SSgA Developed International 150
2008  .        N/A          9.336     6.260         8          5.937     6.263         1*
2009  .          1*         6.260     8.892        21          6.263     8.905         1*
2010  .          1*         8.892     9.363        33          8.905     9.387         5
2011  .          1*         9.363     8.076        27          9.387     8.104         6
2012  .          1*         8.076     9.010        19          8.104     9.051         1*
2013  .          1*         9.010    10.641        17          9.051    10.700         6
---------      ---         ------    ------       ---          -----    ------       ---
LVIP SSgA Emerging Markets 100
2008  .        N/A         10.012     6.052         6          5.893     6.055         1*
2009  .          1*         6.052    11.285        60          6.055    11.302         3
2010  .          1*        11.285    14.154        67         11.302    14.189         7
2011  .          1*        14.154    11.818        33         14.189    11.860         6
2012  .          1*        11.818    13.071        27         11.860    13.130         3
2013  .          1*        13.071    12.468        24         13.130    12.537         5
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Global Tactical Allocation RPM(11)
2005  .        N/A         10.254    10.885       141         10.664    10.891        58
2006  .        N/A         10.885    12.453       320         10.891    12.473        57
2007  .          1*        12.453    13.572       262         12.473    13.607        67
2008  .        320         13.572     7.932       174         13.607     7.960        79
2009  .        N/A          7.932    10.184       102          7.960    10.231        70
2010  .        N/A         10.184    10.872        99         10.231    10.933        68
2011  .          1*        10.872    10.695        65         10.933    10.766        68
2012  .          1*        10.695    11.670        70         10.766    11.759        62
2013  .        N/A         11.670    12.580        27         11.759    12.689        17
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA International Index
2008  .        N/A          9.545     6.397         9          6.033     6.400         1*
2009  .          1*         6.397     8.028        73          6.400     8.040        27
2010  .          1*         8.028     8.436        84          8.040     8.458        33
2011  .          2          8.436     7.257        96          8.458     7.283         7
2012  .          1*         7.257     8.414        79          7.283     8.452        13
2013  .          5          8.414     9.994       191          8.452    10.050        82
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Large Cap 100
2008  .        N/A          9.632     6.973        49          6.728     6.976         1*
2009  .          3          6.973     9.261        63          6.976     9.275         2
2010  .          2          9.261    10.836        84          9.275    10.863        10
2011  .          2         10.836    10.884       109         10.863    10.923        16
2012  .          1*        10.884    11.991        50         10.923    12.046         7
2013  .          1*        11.991    15.990        71         12.046    16.078        17
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Large Cap RPM
2013  .        N/A         10.448    10.884         2          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Moderate Index Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Moderate Structured Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A         10.555    10.392         9          N/A        N/A        N/A
2012  .        N/A         10.392    11.276         9          N/A        N/A        N/A
2013  .         24         11.276    12.488       393         12.043    12.531        83
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Moderately Aggressive Index Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A         10.790    10.323        12         10.795    10.338        14
2012  .        N/A         10.323    11.437        12         10.338    11.464        14
2013  .        N/A          N/A        N/A        N/A         11.464    12.934        14
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------     --         ---        ---          --         ---        ---          --         ---
LVIP SSgA S&P 500 Index(12)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2007  .       N/A        N/A        N/A         11.410    11.277         1*         N/A        N/A
2008  .      10.103     6.927        11         11.277     6.939         1*         N/A        N/A
2009  .       6.927     8.553         9          6.939     8.573         6          5.818     8.592
2010  .       8.553     9.609         9          8.573     9.636        13          8.592     9.663
2011  .       9.609     9.584         6          9.636     9.615        12          9.663     9.647
2012  .       9.584    10.853         4          9.615    10.894         7          9.647    10.936
2013  .      10.853    14.029        28         10.894    14.089        19         10.936    14.150
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Small-Cap Index
2007  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2008  .       8.726     5.905         2          6.371     5.910         1*         N/A        N/A
2009  .       5.905     7.287         2          5.910     7.297         2          4.568     7.306
2010  .       7.287     9.004         2          7.297     9.021         3          7.306     9.037
2011  .       9.004     8.415         2          9.021     8.434         3          9.037     8.454
2012  .       8.415     9.550         1*         8.434     9.577         3          8.454     9.603
2013  .       9.550    12.896        11          9.577    12.939         6          9.603    12.982
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Small-Cap RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP SSgA Small-Mid Cap 200
2008  .      10.610     7.214         1*         N/A        N/A        N/A          N/A        N/A
2009  .       7.214    10.714         2          4.981    10.722         2          5.293    10.730
2010  .      10.714    13.403         1*        10.722    13.420         3         10.730    13.436
2011  .      13.403    12.834         1*        13.420    12.857         2         13.436    12.879
2012  .      12.834    14.306         1*        12.857    14.338         1*        12.879    14.369
2013  .      14.306    18.840         1*        14.338    18.892         2         14.369    18.943
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP T. Rowe Price Growth Stock
2007  .      10.190     9.908         1*         N/A        N/A        N/A          N/A        N/A
2008  .       9.908     5.642         1*         N/A        N/A        N/A          N/A        N/A
2009  .       5.642     7.906         1*         N/A        N/A        N/A          N/A        N/A
2010  .       7.906     9.037         1*         N/A        N/A        N/A          N/A        N/A
2011  .       9.037     8.703         1*         N/A        N/A        N/A          N/A        N/A
2012  .       8.703    10.083         1*         N/A        N/A        N/A          N/A        N/A
2013  .      10.083    13.729         1*         N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP T. Rowe Price Structured Mid-Cap Growth
2004  .       N/A        N/A        N/A         11.064    12.356         1*        11.076    12.371
2005  .       N/A        N/A        N/A         12.356    13.326         1*        12.371    13.349
2006  .       N/A        N/A        N/A         13.326    14.302         2         13.349    14.334
2007  .      14.555    15.905         2         14.302    15.955         3         14.334    15.999
2008  .      15.905     8.934         1*        15.955     8.967         1*        15.999     8.996
2009  .       8.934    12.835         1*         8.967    12.888         1*         8.996    12.936
2010  .      12.835    16.175         1*        12.888    16.250         2         12.936    16.319
2011  .      16.175    15.264         1*        16.250    15.343         2         16.319    15.415
2012  .      15.264    17.427         1*        15.343    17.526         2          N/A        N/A
2013  .      17.427    23.060         1*        17.526    23.203         1*        19.898    23.335
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Templeton Growth RPM
2007  .      10.138     9.780         4          N/A        N/A        N/A          N/A        N/A
2008  .       9.780     5.962         4          5.728     5.967         1*         N/A        N/A
2009  .       N/A        N/A        N/A          5.967     7.490         1*         N/A        N/A
2010  .       N/A        N/A        N/A          7.490     7.820         1*         N/A        N/A
2011  .       N/A        N/A        N/A          7.820     7.424         1*         N/A        N/A
2012  .       N/A        N/A        N/A          7.424     8.816         1*         N/A        N/A
2013  .       N/A        N/A        N/A          8.816    10.359         1*         N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2011  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2012  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---          --         ---        ---          --         ---        ---
LVIP SSgA S&P 500 Index(12)
2005  .        N/A         10.109    10.248         1*         N/A        N/A        N/A
2006  .        N/A         10.248    11.463         1*        10.709    11.481         1*
2007  .        N/A         11.453    11.335        17         11.475    11.364         1*
2008  .        N/A         11.335     6.989        37         11.364     7.014         2
2009  .          3          6.989     8.651        59          7.014     8.691        43
2010  .          3          8.651     9.744        66          8.691     9.798        50
2011  .          3          9.744     9.742        62          9.798     9.807        10
2012  .          2          9.742    11.060        45          9.807    11.144        16
2013  .        312         11.060    14.333       464         11.144    14.456       145
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Small-Cap Index
2007  .        N/A         10.179     9.147         3          N/A        N/A        N/A
2008  .        N/A          9.147     5.929        49          6.113     5.939         1*
2009  .          1*         5.929     7.335        18          5.939     7.354        14
2010  .          1*         7.335     9.086        21          7.354     9.119        14
2011  .          1*         9.086     8.512        24          9.119     8.552         3
2012  .          1*         8.512     9.685        14          8.552     9.739         5
2013  .          9          9.685    13.111        89          9.739    13.198        17
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Small-Cap RPM
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
LVIP SSgA Small-Mid Cap 200
2008  .        N/A         10.092     7.224        26          6.890     7.227         1*
2009  .          1*         7.224    10.755        19          7.227    10.772         2
2010  .          1*        10.755    13.488        32         10.772    13.522         3
2011  .          1*        13.488    12.948        30         13.522    12.994         2
2012  .          1*        12.948    14.468        13         12.994    14.534         1*
2013  .          1*        14.468    19.102        11         14.534    19.208         2
---------      ---         ------    ------       ---         ------    ------       ---
LVIP T. Rowe Price Growth Stock
2007  .        N/A         10.114     9.924        23         10.194     9.930         9
2008  .        N/A          9.924     5.665        16          9.930     5.674         1*
2009  .        N/A          5.665     7.958        54          5.674     7.978         3
2010  .        N/A          7.958     9.119        29          7.978     9.152         1*
2011  .        N/A          9.119     8.804        10          9.152     8.845         1*
2012  .        N/A          8.804    10.225        48          8.845    10.283         9
2013  .        N/A         10.225    13.958        27         10.283    14.050         2
---------      ---         ------    ------       ---         ------    ------       ---
LVIP T. Rowe Price Structured Mid-Cap Growth
2004  .          7         11.115    12.434        18         12.016    13.827         1*
2005  .          3         12.434    13.437        32         13.827    14.957         1*
2006  .          3         13.437    14.450        33         14.957    16.101         2
2007  .          3         14.450    16.153        37         16.101    18.017         2
2008  .          3         16.153     9.096        33         18.017    10.156         1*
2009  .          3          9.096    13.100        29         10.156    14.641         1*
2010  .          2         13.100    16.550        16          N/A        N/A        N/A
2011  .          2         16.550    15.657        15          N/A        N/A        N/A
2012  .        N/A         15.657    17.921        24          N/A        N/A        N/A
2013  .          1*        17.921    23.773        15         21.143    26.676         2
---------      ---         ------    ------       ---         ------    ------       ---
LVIP Templeton Growth RPM
2007  .        N/A          9.397     9.795        13          9.595     9.801        16
2008  .        N/A          9.795     5.986        10          9.801     5.996         2
2009  .        N/A          5.986     7.529        12          5.996     7.549         5
2010  .        N/A          7.529     7.877        10          7.549     7.905         2
2011  .        N/A          7.877     7.493        10          7.905     7.528         2
2012  .        N/A          7.493     8.916        17          7.528     8.966         2
2013  .        N/A          8.916    10.497        11          8.966    10.567         2
---------      ---         ------    ------       ---         ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP UBS Large Cap Growth RPM
2004  .      10.847    11.211         1*        10.073    11.224         1*        10.852    11.227
2005  .      11.211    11.468         2         11.224    11.487         3         11.227    11.496
2006  .      11.468    12.347         1*        11.487    12.373         3         11.496    12.389
2007  .      12.347    14.595         1*        12.373    14.634         7         12.389    14.660
2008  .      14.595     8.479         3         14.634     8.506         8         14.660     8.525
2009  .       8.479    11.530         3          8.506    11.572         3          8.525    11.604
2010  .      11.530    12.603         3         11.572    12.656         1*        11.604    12.697
2011  .      12.603    11.668         1*        12.656    11.723         1*        12.697    11.767
2012  .       N/A        N/A        N/A         11.723    13.401         1*        11.767    13.458
2013  .       N/A        N/A        N/A         13.401    16.519         1*        13.458    16.596
---------    ------    ------       ---         ------    ------         -         ------    ------
LVIP Vanguard Domestic Equity ETF
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP Vanguard International Equity ETF
2011  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
LVIP VIP Contrafund RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
MFS VIT Core Equity
2004  .      10.215    11.239         7         10.226    11.257         2         10.244    11.283
2005  .      11.239    11.195         7         11.257    11.218         2         11.283    11.250
2006  .      11.195    12.474         6         11.218    12.506         2         11.250    12.547
2007  .      12.474    13.576         6         12.506    13.619         1*        12.547    13.670
2008  .      13.576     8.087         1*        13.619     8.116         1*        13.670     8.151
2009  .       8.087    10.497         1*         8.116    10.539         1*         8.151    10.591
2010  .      10.497    12.043         1*        10.539    12.097         1*        10.591    12.162
2011  .      12.043    11.671         1*        12.097    11.729         1*        12.162    11.799
2012  .       N/A        N/A        N/A         11.729    13.357         1*        11.799    13.443
2013  .       N/A        N/A        N/A         13.357    17.609         1*        13.443    17.731
---------    ------    ------       ---         ------    ------       ---         ------    ------
MFS VIT Growth
2004  .      10.043    11.113         5         10.054    11.131        13          4.420     4.896
2005  .      11.113    11.883         4         11.131    11.908        23          4.896     5.241
2006  .      11.883    12.553         4         11.908    12.586        23          5.241     5.542
2007  .      12.553    14.895         2         12.586    14.941        21          5.542     6.582
2008  .      14.895     9.132         2         14.941     9.165         1*         6.582     4.039
2009  .       9.132    12.310         1*         9.165    12.361         1*         4.039     5.451
2010  .      12.310    13.900         1*        12.361    13.965         1*         5.451     6.161
2011  .      13.900    13.570         1*        13.965    13.639         1*         6.161     6.021
2012  .       N/A        N/A        N/A         13.639    15.683         1*         6.021     6.926
2013  .       N/A        N/A        N/A         15.683    21.025         1*         6.926     9.290
---------    ------    ------       ---         ------    ------       ---         ------    ------
MFS VIT Total Return(13)
2004  .      11.249    12.261        87         10.885    11.870        90         11.592    12.647
2005  .      12.261    12.349        89         11.870    11.961        96         12.647    12.751
2006  .      12.349    13.532        69         11.961    13.114        85         12.751    13.986
2007  .      13.532    13.806        56         13.114    13.387        82         13.986    14.284
2008  .      13.806    10.528        51         13.387    10.213        73         14.284    10.903
2009  .      10.528    12.167        41         10.213    11.809        58         10.903    12.613
2010  .      12.167    13.094        35         11.809    12.715        43         12.613    13.588
2011  .      13.094    13.058        33         12.715    12.686        41         13.588    13.564
2012  .      13.058    14.220        30         12.686    13.822        15         13.564    14.786
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP UBS Large Cap Growth RPM
2004  .          2         10.889    11.282          4        12.206    12.672        48
2005  .          3         11.282    11.569         15        12.672    13.008        58
2006  .          3         11.569    12.487         14        13.008    14.053        58
2007  .          4         12.487    14.798         45        14.053    16.671        12
2008  .          1*        14.798     8.618         45        16.671     9.718        13
2009  .          1*         8.618    11.749         55         9.718    13.262         9
2010  .          1*        11.749    12.874         54        13.262    14.547         8
2011  .          1*        12.874    11.949         47        14.547    13.516         8
2012  .          1*        11.949    13.687         43        13.516    15.497         5
2013  .          1*        13.687    16.905         17        15.497    19.159         5
---------        -         ------    ------         --        ------    ------        --
LVIP Vanguard Domestic Equity ETF
2011  .        N/A          9.206     9.350          5         N/A        N/A        N/A
2012  .        N/A          9.350    10.570          5        10.070    10.588         2
2013  .        N/A         10.570    13.544          9        10.588    13.580         2
---------      ---         ------    ------         --        ------    ------       ---
LVIP Vanguard International Equity ETF
2011  .        N/A          8.823     8.342          7         N/A        N/A        N/A
2012  .        N/A          8.342     9.773          8         8.775     9.789         1*
2013  .        N/A          9.773    11.009          8         9.789    11.038         1*
---------      ---         ------    ------         --        ------    ------       ---
LVIP VIP Contrafund RPM
2013  .        N/A         10.105    11.055          2         N/A        N/A        N/A
---------      ---         ------    ------         --        ------    ------       ---
MFS VIT Core Equity
2004  .          1*        10.274    11.333         41        11.915    13.156         5
2005  .          1*        11.333    11.316         40        13.156    13.150         5
2006  .          1*        11.316    12.640         37        13.150    14.704         5
2007  .          1*        12.640    13.792         38        14.704    16.060         4
2008  .          1*        13.792     8.236         22        16.060     9.600         4
2009  .          1*         8.236    10.718         22         9.600    12.505         3
2010  .          1*        10.718    12.327         21        12.505    14.396         3
2011  .          1*        12.327    11.976         19        14.396    14.001         3
2012  .          1*        11.976    13.665         10        14.001    15.992         1*
2013  .          1*        13.665    18.052          8         N/A        N/A        N/A
---------      ---         ------    ------         --        ------    ------       ---
MFS VIT Growth
2004  .         20          4.443     4.929         79        11.863    13.173        15
2005  .         14          4.929     5.284         63        13.173    14.135        21
2006  .         14          5.284     5.596         66        14.135    14.984        20
2007  .         10          5.596     6.656         69        14.984    17.843        16
2008  .         12          6.656     4.091         57        17.843    10.977        16
2009  .         15          4.091     5.529         51        10.977    14.850        10
2010  .         17          5.529     6.259         39        14.850    16.827         7
2011  .         14          6.259     6.125         35        16.827    16.484         7
2012  .         11          6.125     7.057         30        16.484    19.012         6
2013  .          6          7.057     9.480         29        19.012    25.564         6
---------      ---         ------    ------         --        ------    ------       ---
MFS VIT Total Return(13)
2004  .        138         11.651    12.731        883        11.101    12.142       234
2005  .        130         12.731    12.854        969        12.142    12.272       204
2006  .        117         12.854    14.120      1,015        12.272    13.494       202
2007  .        112         14.120    14.443        800        13.494    13.816       185
2008  .         85         14.443    11.041        680        13.816    10.573       135
2009  .         75         11.041    12.792        555        10.573    12.261       127
2010  .         50         12.792    13.801        516        12.261    13.242       126
2011  .         36         13.801    13.797        444        13.242    13.252       116
2012  .         20         13.797    15.063        372        13.252    14.482        72
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------      -----        ------    ------       ---

                 with EEB and Step-Up                     with EEB                  with Step-Up
          ---------------------------------- ---------------------------------- --------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of
           of period   period      units      of period   period      units      of period   period
          ----------- -------- ------------- ----------- -------- ------------- ----------- --------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities
2004  .       9.915    12.639        55          9.434    12.032       120          7.414     9.460
2005  .      12.639    14.463        54         12.032    13.775        43          9.460    10.836
2006  .      14.463    18.594        51         13.775    17.718        46         10.836    13.945
2007  .      18.594    23.283        36         17.718    22.198       125         13.945    17.479
2008  .      23.283    14.214        24         22.198    13.559       103         17.479    10.682
2009  .      14.214    18.540        21         13.559    17.694        61         10.682    13.947
2010  .      18.540    20.660        19         17.694    19.726        50         13.947    15.556
2011  .      20.660    21.600        19         19.726    20.635        20         15.556    16.281
2012  .      21.600    24.006        11         20.635    22.945        19         16.281    18.112
2013  .      24.006    28.330        13         22.945    27.091        16         18.112    21.396
---------    ------    ------        --         ------    ------       ---         ------    ------
NB AMT Mid Cap Growth(1)
2004  .      10.463    11.946        21         10.473    11.963        39         10.485    11.983
2005  .      11.946    13.338        17         11.963    13.365        34         11.983    13.394
2006  .      13.338    15.018        19         13.365    15.055        30         13.394    15.095
2007  .      15.018    18.064        16         15.055    18.118        92         15.095    18.175
2008  .      18.064    10.042        14         18.118    10.077        81         18.175    10.114
2009  .      10.042    12.973        11         10.077    13.024        47         10.114    13.079
2010  .      12.973    16.441        13         13.024    16.514        40         13.079    16.592
2011  .      16.441    16.216         9         16.514    16.296        13         16.592    16.381
2012  .      16.216    17.895         7         16.296    17.993         6         16.381    18.095
2013  .       N/A        N/A        N/A          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
NB AMT Mid Cap Intrinsic Value
2004  .      13.051    15.676        17         13.064    15.700        27         13.081    15.728
2005  .      15.676    17.236        22         15.700    17.270        19         15.728    17.310
2006  .      17.236    18.809        13         17.270    18.856        17         17.310    18.909
2007  .      18.809    19.074         5         18.856    19.131        15         18.909    19.194
2008  .      19.074    10.145         4         19.131    10.180        14         19.194    10.219
2009  .      10.145    14.595         5         10.180    14.654        13         10.219    14.717
2010  .      14.595    18.080         4         14.654    18.161         8         14.717    18.249
2011  .      18.080    16.595         3         18.161    16.678         7         18.249    16.767
2012  .      16.595    18.821         2         16.678    18.924         3         16.767    19.034
2013  .      18.821    25.321         2         18.924    25.473         2         19.034    25.635
---------    ------    ------       ---         ------    ------       ---         ------    ------
PIMCO VIT CommodityRealReturn Strategy
2009  .      11.083    12.484         1*        11.296    12.487         2         11.961    12.491
2010  .      12.484    15.227         1*        12.487    15.239         7          N/A        N/A
2011  .      15.227    13.820         1*        15.239    13.837         5          N/A        N/A
2012  .      13.820    14.262         1*        13.837    14.287         2          N/A        N/A
2013  .      14.262    11.940         2          N/A        N/A        N/A          N/A        N/A
---------    ------    ------       ---         ------    ------       ---         ------    ------
Putnam VT Global Health Care
2004  .       9.600    10.096        14          9.612    10.113        15          9.622    10.128
2005  .      10.096    11.219        10         10.113    11.243         9         10.128    11.266
2006  .      11.219    11.321        11         11.243    11.351         9         11.266    11.380
2007  .      11.321    11.046         5         11.351    11.082         7         11.380    11.115
2008  .      11.046     8.992         4         11.082     9.026         5         11.115     9.058
2009  .       8.992    11.123         3          9.026    11.170         5          9.058    11.215
2010  .      11.123    11.188         2         11.170    11.241         4         11.215    11.292
2011  .      11.188    10.854         1*        11.241    10.911         4         11.292    10.965
2012  .      10.854    13.028         1*        10.911    13.102         3         10.965    13.175
2013  .      13.028    18.118         1*        13.102    18.230         3         13.175    18.340
---------    ------    ------       ---         ------    ------       ---         ------    ------
Putnam VT Growth & Income
2004  .      10.795    11.774        11         10.810    11.797        13         10.822    11.816
2005  .      11.774    12.163         8         11.797    12.192        12         11.816    12.218
2006  .      12.163    13.840         7         12.192    13.880        12         12.218    13.917
2007  .      13.840    12.766         6         13.880    12.809        10         13.917    12.850
2008  .      12.766     7.682         2         12.809     7.712         6         12.850     7.740
2009  .       7.682     9.790         1*         7.712     9.833         2          7.740     9.874
2010  .       9.790    10.992         1*         9.833    11.046         2          9.874    11.097
2011  .      10.992    10.290         1*        11.046    10.345         2         11.097    10.399
2012  .      10.290    12.034         1*         N/A        N/A        N/A         10.399    12.174
2013  .      12.034    16.029         1*         N/A        N/A        N/A         12.174    16.231
---------    ------    ------       ---         ------    ------       ---         ------    ------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                         Accumulation unit                  Accumulation unit
                               value                              value
            Number of   --------------------   Number of   --------------------   Number of
           accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
              units      of period   period      units      of period   period      units
          ------------- ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities
2004  .         46          7.453     9.523       293         11.939    15.271        48
2005  .         34          9.523    10.925       418         15.271    17.537        53
2006  .         28         10.925    14.081       509         17.537    22.625        45
2007  .         27         14.081    17.676       466         22.625    28.430        55
2008  .         22         17.676    10.818       343         28.430    17.417        70
2009  .         20         10.818    14.146       246         17.417    22.798        64
2010  .         20         14.146    15.803       205         22.798    25.493        54
2011  .         18         15.803    16.563       188         25.493    26.747        45
2012  .         13         16.563    18.454       168         26.747    29.830        35
2013  .         10         18.454    21.833       146         29.830    35.326        21
---------       --         ------    ------       ---         ------    ------        --
NB AMT Mid Cap Growth(1)
2004  .        249         10.522    12.043       214         12.151    13.922       139
2005  .        253         12.043    13.481       214         13.922    15.599       165
2006  .        249         13.481    15.216       213         15.599    17.625       167
2007  .        253         15.216    18.348       226         17.625    21.274        57
2008  .        229         18.348    10.225       174         21.274    11.868        53
2009  .        174         10.225    13.243       131         11.868    15.386        51
2010  .        196         13.243    16.825       118         15.386    19.567        48
2011  .        195         16.825    16.636       102         19.567    19.367        41
2012  .        171         16.636    18.405        94         19.367    21.447        29
2013  .        N/A          N/A        N/A        N/A          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
NB AMT Mid Cap Intrinsic Value
2004  .         20         13.123    15.803       176         12.811    15.443        42
2005  .         25         15.803    17.419       240         15.443    17.038        87
2006  .         27         17.419    19.056       235         17.038    18.659        86
2007  .         24         19.056    19.373       185         18.659    18.988        72
2008  .         11         19.373    10.330       164         18.988    10.134        47
2009  .         10         10.330    14.899       135         10.134    14.632        37
2010  .          8         14.899    18.502       112         14.632    18.188        29
2011  .          7         18.502    17.025        92         18.188    16.753        25
2012  .          3         17.025    19.356        64         16.753    19.067        18
2013  .          2         19.356    26.107        49         19.067    25.742        15
---------      ---         ------    ------       ---         ------    ------       ---
PIMCO VIT CommodityRealReturn Strategy
2009  .          1*         9.762    12.503         7         10.866    12.511         6
2010  .        N/A         12.503    15.288        15         12.511    15.313         9
2011  .        N/A         15.288    13.910        24         15.313    13.947        12
2012  .        N/A         13.910    14.391        18         13.947    14.443         5
2013  .        N/A         14.391    12.079        15         14.443    12.135         3
---------      ---         ------    ------       ---         ------    ------       ---
Putnam VT Global Health Care
2004  .         29          9.653    10.176        76         10.990    11.597         9
2005  .         20         10.176    11.337        71         11.597    12.932         4
2006  .         17         11.337    11.468        61         12.932    13.095         4
2007  .         17         11.468    11.219        46         13.095    12.823         4
2008  .         14         11.219     9.155        32         12.823    10.475         4
2009  .         11          9.155    11.353        28         10.475    13.003         4
2010  .          9         11.353    11.448        28         13.003    13.125         1*
2011  .          9         11.448    11.134        23          N/A        N/A        N/A
2012  .          7         11.134    13.397        16          N/A        N/A        N/A
2013  .          8         13.397    18.678        13          N/A        N/A        N/A
---------      ---         ------    ------       ---         ------    ------       ---
Putnam VT Growth & Income
2004  .         33         10.857    11.872        69         12.148    13.297         3
2005  .         21         11.872    12.294        68         13.297    13.784         2
2006  .         20         12.294    14.024        55         13.784    15.739         4
2007  .         17         14.024    12.968        49         15.739    14.569         2
2008  .         14         12.968     7.823        42         14.569     8.798         2
2009  .         12          7.823     9.995        27          8.798    11.251         2
2010  .         11          9.995    11.250        23         11.251    12.677         2
2011  .          9         11.250    10.558        16         12.677    11.908         2
2012  .          7         10.558    12.378        12         11.908    13.976         2
2013  .          6         12.378    16.528        11         13.976    18.680         1*
---------      ---         ------    ------       ---         ------    ------       ---


*     The numbers of accumulation units less than 500 were rounded up to one.

(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.

(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.

(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.

(4) Effective October 9, 2010, the Delaware VIP (Reg. TM) Trend Series was reorganized into the Delaware VIP (Reg. TM) Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP (Reg. TM) Trend Series.

(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.

(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.

(7) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.

(12) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(13) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix B-Guaranteed Income Benefit Percentages For Previous Rider Elections

 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections between May 21,
                             2012 and May 19, 2013.




 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                       Guaranteed Amount
-----------------------------    ----------------------------
         Under age 40                       2.00%
           40 - 54                          2.50%
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.00%
           70 - 74                          4.50%
             75+                            5.00%




* If joint life option is in effect, the younger of you and your spouse's age applies.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections prior to May 21,
                                     2012.




 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                       Guaranteed Amount
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln ChoicePlus IISM Bonus
Lincoln Life Variable Annuity Account N (Registrant)

The Lincoln National Life Insurance Company (Depositor)



Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus IISM Bonus prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2014. You may obtain a copy of the Lincoln ChoicePlus IISM Bonus prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.



Table of Contents







Item                                                        Page
  Special Terms                                            B-2
  Services                                                 B-2
  Principal Underwriter                                    B-2
  Purchase of Securities Being Offered                     B-2
  Interest Adjustment Example                              B-2
  Annuity Payouts                                          B-4
  Examples of Regular Income Payment Calculations          B-5
  Determination of Accumulation and Annuity Unit Value     B-5


Item                                                       Page
  Capital Markets                                          B-5
  Advertising & Ratings                                    B-6
  About the S&P 500 Index                                  B-6
  Unclaimed Property                                       B-6
  Additional Services                                      B-7
  Other Information                                        B-7
  Financial Statements                                     B-8



This SAI is not a prospectus.
The date of this SAI is May 1, 2014.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.



Services

Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, "LFN"), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $358,027,469, $437,205,763 and $619,961,766 to LFN and Selling Firms in 2011, 2012 and 2013 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES


         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION


                                                   (3)
                   (1)             (2)          Adjusted     (4)         (5)         (6)         (7)
                 Annuity      1 + Interest       Annuity   Minimum   Greater of   Surrender   Surrender
Contract Year     Value    Adjustment Formula     Value     Value     (3) & (4)     Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
1..............  $51,710       0.962268         $49,759    $50,710     $50,710      $4,250    $46,460
2..............  $53,480       0.985646         $52,712    $51,431     $52,712      $4,250    $48,462
3..............  $55,312       1.000000         $55,312    $52,162     $55,312      $4,000    $51,312
4..............  $57,208       1.009756         $57,766    $52,905     $57,766      $3,500    $54,266
5..............  $59,170          N/A           $59,170    $53,658     $59,170      $3,000    $56,170

                           ANNUITY VALUE CALCULATION


                   BOY*                             Annual         EOY**
                 Annuity         Guaranteed        Account        Annuity
Contract Year     Value        Interest Rate         Fee           Value
--------------- ---------     ---------------     ---------     ----------
 1..............$50,000   x       1.035       -   $40       =   $51,710
 2..............$51,710   x       1.035       -   $40       =   $53,480
 3..............$53,480   x       1.035       -   $40       =   $55,312
 4..............$55,312   x       1.035       -   $40       =   $57,208
 5..............$57,208   x       1.035       -   $40       =   $59,170

                          SURRENDER CHARGE CALCULATION


                 Surrender
                  Charge                      Surrender
Contract Year     Factor        Deposit        Charge
--------------- ----------     ---------     ----------
 1..............   8.5%    x   $50,000   =   $4,250
 2..............   8.5%    x   $50,000   =   $4,250
 3..............   8.0%    x   $50,000   =   $4,000
 4..............   7.0%    x   $50,000   =   $3,500
 5..............   6.0%    x   $50,000   =   $3,000

                 1 + INTEREST ADJUSTMENT FORMULA CALCULATION

Contract Year    Index A   Index B   Adj Index B     N     Result
--------------- --------- --------- ------------- ------ ---------
1..............  3.50%     4.00%       4.50%         4   0.962268
2..............  3.50%     3.50%       4.00%         3   0.985646
3..............  3.50%     3.00%       3.50%         2   1.000000
4..............  3.50%     2.00%       2.50%         1   1.009756
5..............  3.50%      N/A         N/A         N/A     N/A

                           MINIMUM VALUE CALCULATION


                                   Minimum           Annual
                                  Guaranteed        Account        Minimum
Contract Year                   Interest Rate         Fee           Value
---------------                ---------------     ---------     ----------
 1..............$50,000    x       1.015       -   $40       =   $50,710
 2..............$50,710    x       1.015       -   $40       =   $51,431
 3..............$51,431    x       1.015       -   $40       =   $52,162
 4..............$52,162    x       1.015       -   $40       =   $52,905
 5..............$52,905    x       1.015       -   $40       =   $53,658



                             * BOY = beginning of year

                                        ** EOY = end of year




Annuity Payouts

Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
 o the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable Annuity Payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
 o third, we calculate the value of the Annuity Units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3, 4, 5, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner's fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.

The value of each Subaccount's Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
 o The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.


         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               20-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,600.94              $10,004.94

A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,540.85 with the 20-year access period and $9,004.45 with the 30-year access period.

At the end of the 20-year access period, the remaining Account Value of $109,921.94 (assuming no withdrawals) will be used to continue the $10,600.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. At the end of the 30-year access period, the remaining Account Value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.

Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody's, A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.



About the S&P 500 Index

Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.

In some cases, fund names and/or their objectives may include references to certain indices, such as the S&P 500 Index. Neither the contract nor the funds are sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the contract or any member of the public regarding the advisability of investing in securities generally or in the contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the contract. S&P has no obligation to take the needs of the Licensee or the owners of the contract into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the contract or the timing of the issuance or sale of the contract or in the determination or calculation of the equation by which the contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the contract.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.




Unclaimed Property
During 2013, a Global Resolution Agreement entered into by us and a third party auditor became effective upon its acceptance by the unclaimed property departments of 41 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. Also in December 2013, a Regulatory Settlement Agreement entered into by us to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The final agreement covers 52 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S.

jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.




Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner has enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of Contractowners under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2013 financial statements of the VAA and the December 31, 2013 consolidated financial statements of Lincoln Life appear on the following pages.

Lincoln ChoicePlus AssuranceSM (Bonus)
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnFinancial.com
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life or Company). This contract is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth
IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. However, IRAs provide tax deferral whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time, or for life, subject to certain conditions. The benefits offered under this contract may be a variable or fixed amount, if available, or a combination of both. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant.

The state in which your contract is issued will govern whether or not certain features, riders, restrictions, limitations, charges and fees will apply to your contract. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. You should refer to your contract regarding state-specific features. Please check with your registered representative regarding their availability.


The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If your Purchase Payments, Bonus Credits and Persistency Credits are in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. At this time, the only fixed account available is for dollar cost averaging purposes. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.


We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a Bonus or Persistency Credit may be higher. Because of this, the amount of the Bonus or Persistency Credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract is the best product for you.


All Purchase Payments, Bonus Credits and Persistency Credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract's variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

     Invesco V.I. American Franchise Fund*

     Invesco V.I. Core Equity Fund*

     Invesco V.I. International Growth Fund*


AllianceBernstein Variable Products Series Fund:
     AllianceBernstein VPS Global Thematic Growth Portfolio

     AllianceBernstein VPS Large Cap Growth Portfolio*

     AllianceBernstein VPS Small/Mid Cap Value Portfolio

American Funds Insurance Series (Reg. TM):

     American Funds Global Growth Fund*
     American Funds Global Small Capitalization Fund*
     American Funds Growth Fund*

     American Funds Growth-Income Fund*
     American Funds International Fund*


BlackRock Variable Series Funds, Inc.:

     BlackRock Global Allocation V.I. Fund


Delaware VIP (Reg. TM) Trust:

     Delaware VIP (Reg. TM) Diversified Income Series
     Delaware VIP (Reg. TM) Emerging Markets Series
     Delaware VIP (Reg. TM) High Yield Series*
     Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Delaware VIP (Reg. TM) REIT Series
     Delaware VIP (Reg. TM) Small Cap Value Series
     Delaware VIP (Reg. TM) Smid Cap Growth Series
     Delaware VIP (Reg. TM) U.S. Growth Series

     Delaware VIP (Reg. TM) Value Series

DWS Variable Series II:

     DWS Alternative Asset Allocation VIP Portfolio


Fidelity (Reg. TM) Variable Insurance Products:

     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio

     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio

Franklin Templeton Variable Insurance Products Trust:
     Franklin Income VIP Fund
     (formerly FTVIPT Franklin Income Securities Fund)
     Franklin Mutual Shares VIP Fund
     (formerly FTVIPT Mutual Shares Securities Fund)
     Templeton Global Bond VIP Fund*
     (formerly FTVIPT Templeton Global Bond Securities Fund)
     Templeton Growth VIP Fund*
     (formerly FTVIPT Templeton Growth Securities Fund*)

Janus Aspen Series:

     Janus Aspen Balanced Portfolio*
     Janus Aspen Enterprise Portfolio*
     Janus Aspen Global Research Portfolio*


Legg Mason Partners Variable Equity Trust
     ClearBridge Variable Mid Cap Core Portfolio*

Lincoln Variable Insurance Products Trust:
     LVIP American Century VP Mid Cap Value RPM Fund
     LVIP American Global Growth Fund*
     LVIP American Global Small Capitalization Fund*
     LVIP American Growth Fund*
     LVIP American Growth-Income Fund*
     LVIP American International Fund*

     LVIP Baron Growth Opportunities Fund

     LVIP BlackRock Emerging Markets RPM Fund

     LVIP BlackRock Equity Dividend RPM Fund

     LVIP BlackRock Global Allocation V.I. RPM Fund

     LVIP BlackRock Inflation Protected Bond Fund
     LVIP Capital Growth Fund
     LVIP Clarion Global Real Estate Fund

     LVIP ClearBridge Variable Appreciation RPM Fund
     LVIP Columbia Small-Mid Cap Growth RPM Fund

     LVIP Delaware Bond Fund
     LVIP Delaware Diversified Floating Rate Fund
     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund* LVIP Delaware Growth and Income Fund*
     LVIP Delaware Social Awareness Fund
     LVIP Delaware Special Opportunities Fund

     LVIP Dimensional Non-U.S. Equity RPM Fund

     LVIP Dimensional/Vanguard Total Bond Fund
     LVIP Dimensional U.S. Equity RPM Fund

     LVIP Franklin Mutual Shares VIP RPM Fund
    (formerly LVIP Franklin Mutual Shares Securities RPM Fund)

     LVIP Global Income Fund

     LVIP Invesco Diversified Equity-Income RPM Fund*
     LVIP Invesco V.I. Comstock RPM Fund
     LVIP JPMorgan High Yield Fund


     LVIP JPMorgan Mid Cap Value RPM Fund

     LVIP Managed Risk Profile 2010 Fund*
     LVIP Managed Risk Profile 2020 Fund*
     LVIP Managed Risk Profile 2030 Fund*
     LVIP Managed Risk Profile 2040 Fund*
     LVIP Managed Risk Profile Conservative Fund
     LVIP Managed Risk Profile Growth Fund
     LVIP Managed Risk Profile Moderate Fund

     LVIP MFS International Growth Fund

     LVIP MFS International Growth RPM Fund

     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund

     LVIP Money Market Fund
     LVIP Mondrian International Value Fund
     LVIP Multi-Manager Global Equity RPM Fund*
     LVIP PIMCO Low Duration Bond Fund*

     LVIP SSgA Bond Index Fund
     LVIP SSgA Conservative Index Allocation Fund
     LVIP SSgA Conservative Structured Allocation Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA Global Tactical Allocation RPM Fund

     LVIP SSgA International Index Fund
     LVIP SSgA International RPM Fund

     LVIP SSgA Large Cap 100 Fund

     LVIP SSgA Large Cap RPM Fund

     LVIP SSgA Moderate Index Allocation Fund
     LVIP SSgA Moderate Structured Allocation Fund
     LVIP SSgA Moderately Aggressive Index Allocation Fund
     LVIP SSgA Moderately Aggressive Structured Allocation Fund

     LVIP SSgA S&P 500 Index Fund**

     LVIP SSgA Small-Cap Index Fund

     LVIP SSgA Small-Cap RPM Fund

     LVIP SSgA Small-Mid Cap 200 Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund

     LVIP Templeton Growth RPM Fund
     LVIP UBS Large Cap Growth RPM Fund

     LVIP Vanguard Domestic Equity ETF Fund
     LVIP Vanguard International Equity ETF Fund

     LVIP VIP Contrafund (Reg. TM) RPM Portfolio
     LVIP VIP Mid Cap RPM Portfolio*

MFS (Reg. TM) Variable Insurance TrustSM:

     MFS (Reg. TM) VIT Core Equity Series*
     MFS (Reg. TM) VIT Growth Series

     MFS (Reg. TM) VIT Utilities Series

Neuberger Berman Advisers Management Trust:
     Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio*

PIMCO Variable Insurance Trust:

     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio


Putnam Variable Trust:

     Putnam VT Global Health Care Fund*
     Putnam VT Growth & Income Fund*


* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.

** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500 (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.


This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


May 1, 2014

Table of Contents




Item                                                                                        Page
Special Terms                                                                                 5
Expense Tables                                                                                7
Summary of Common Questions                                                                  17
The Lincoln National Life Insurance Company                                                  19
Variable Annuity Account (VAA)                                                               20
Investments of the Variable Annuity Account                                                  21
Charges and Other Deductions                                                                 28
The Contracts                                                                                34
 Purchase Payments                                                                           35
 Bonus Credits                                                                               35
 Persistency Credits                                                                         37
 Transfers On or Before the Annuity Commencement Date                                        38
 Surrenders and Withdrawals                                                                  40
 Death Benefit                                                                               43
 Investment Requirements                                                                     48
 Living Benefit Riders                                                                       53
 i4LIFE (Reg. TM) Advantage                                                                  54
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage                                   59
Annuity Payouts                                                                              64
 Fixed Side of the Contract                                                                  66
Distribution of the Contracts                                                                69
Federal Tax Matters                                                                          70
Additional Information                                                                       75
 Voting Rights                                                                               75
 Return Privilege                                                                            75
 Other Information                                                                           76
Legal Proceedings                                                                            76
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                                                  77
Appendix A - Condensed Financial Information                                                A-1
Appendix B - Condensed Financial Information                                                B-1
Appendix C - Discontinued Living Benefit Riders                                             C-1
 Lincoln Lifetime IncomeSM Advantage                                                        C-1
 Lincoln SmartSecurity (Reg. TM) Advantage                                                  C-10
 4LATER (Reg. TM) Advantage                                                                 C-15
Appendix D - Lincoln Life Variable Annuity Contracts Eligible for Inclusion in Owner's      D-1
  Investment
Appendix E-Guaranteed Income Benefit Percentages For Previous Rider Elections               A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:


5% Enhancement-A feature under Lincoln Lifetime IncomeSM Advantage in which the Guaranteed Amount or Income Base, as applicable, minus Purchase Payments and corresponding Bonus Credits received in that year, will be increased by 5%, subject to certain conditions.


Access Period-Under i4LIFE (Reg. TM) Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.


Account or Variable Annuity Account (VAA)-The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value-Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE (Reg. TM) Advantage is effective (or initial Purchase Payment if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.

Accumulation Unit-A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.


Annuitant-The person upon whose life the annuity benefit payments are based, and upon whose life a Death Benefit may be paid.

Annuity Commencement Date-The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE (Reg. TM) Advantage).


Annuity Payout-A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE (Reg. TM) Advantage has been elected). Payments may be variable or fixed, or a combination of both.


Annuity Unit-A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.

Automatic Annual Step-up-Under Lincoln Lifetime IncomeSM Advantage the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.

Beneficiary-The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.

Benefit Year-Under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage, the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity (Reg. TM) Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.

Bonus Credit - The additional amount credited to the contract for each Purchase Payment.

Contractowner (you, your, owner)-The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.

Contract Value (may be referred to as Account Value in marketing materials)-At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a contract plus the value of the fixed side of the contract, if any.


Contract Year-Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death Benefit-Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies or, if selected, to the Contractowner if the Annuitant dies. See The Contracts - Death Benefit for a description of the various Death Benefit options.


Earnings-The excess of Contract Value over the sum of Bonus Credits, Persistency Credits and Purchase Payments which have not yet been withdrawn from the contract.

Enhancement Period-Under Lincoln Lifetime IncomeSM Advantage the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.


Excess Withdrawals-Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.


Good Order-The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.

Guaranteed Amount-The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.


Guaranteed Amount Annuity Payout Option-A fixed Annuity Payout option available under Lincoln SmartSecurity (Reg. TM) Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

Guaranteed Period-The length of the period during which Contract Value in a fixed account will be credited a guaranteed interest rate.


Income Base-Under 4LATER (Reg. TM) Advantage, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.

Interest Adjustment-An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.


Investment Requirements-Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.


Lifetime Income Period-Under i4LIFE (Reg. TM) Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.


Lincoln Life (we, us, our, Company)-The Lincoln National Life Insurance
Company.

Living Benefit Rider-A general reference to optional riders that provide some type of a minimum guarantee while you are alive. These riders that are currently available are: i4LIFE (Reg. TM) Advantage (without the Guaranteed Income Benefit). If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements. For contracts purchased on or after June 30, 2009, the only available Living Benefit Rider that you may elect is i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit. You may elect i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit if your contract was purchased prior to June 30, 2009.


Maximum Annual Withdrawal-The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage.

Maximum Annual Withdrawal Amount Annuity Payout Option - A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.

Nursing Home Enhancement-A feature that will increase the Maximum Annual Withdrawal amount under Lincoln Lifetime IncomeSM Advantage upon admittance to an approved nursing care facility, subject to certain conditions.


Periodic Income Commencement Date-The Valuation Date on which the amount of i4LIFE (Reg. TM) Advantage Regular Income Payments are determined.

Persistency Credit-The additional amount credited to the contract after the fourteenth contract anniversary.

Purchase Payments-Amounts paid into the contract other than Bonus Credits and Persistency Credits.

Regular Income Payments-The variable, periodic income payments paid under i4LIFE (Reg. TM) Advantage.

Secondary Life-Under i4LIFE (Reg. TM) Advantage, the person designated by the Contractowner upon whose life the Annuity Payouts will also be contingent.

Selling Group Individuals-A Contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:

 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us for the products described in this prospectus) and their spouses and minor children.
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.


Subaccount-The portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.

Valuation Date-Each day the New York Stock Exchange (NYSE) is open for trading.



Valuation Period-The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation
Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.


The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted. The premium tax rate ranges from zero to 5%.


                       CONTRACTOWNER TRANSACTION EXPENSES



Accumulation Phase:
  Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):1.......    8.50%
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed
Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual
Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage and Regular Income
Payments under i4LIFE (Reg. TM) Advantage).
See Fixed Side of the Contract.


1 The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.





The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE (Reg. TM) Advantage rider.

 o Table A reflects the expenses for a contract that has not elected i4LIFE (Reg. TM) Advantage (Base contract).
 o Table B reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage.
 o Table C reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage and previously purchased 4LATER (Reg. TM) Advantage.


                                    TABLE A



Annual Account Fee:1......................................................................     $    35
Separate Account Annual Expenses (as a percentage of average daily net assets in the
  Subaccounts):2,3
Account Value Death Benefit
  Mortality and Expense Risk Charge.......................................................        1.40%
  Administrative Charge...................................................................        0.10%
  Total Separate Account Expenses.........................................................        1.50%
Guarantee of Principal Death Benefit
  Mortality and Expense Risk Charge.......................................................        1.45%
  Administrative Charge...................................................................        0.10%
  Total Separate Account Expenses.........................................................        1.55%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Mortality and Expense Risk Charge.......................................................        1.70%
  Administrative Charge...................................................................        0.10%
  Total Separate Account Expenses.........................................................        1.80%
Estate Enhancement Benefit (EEB)
  Mortality and Expense Risk Charge.......................................................        1.90%
  Administrative Charge...................................................................        0.10%
  Total Separate Account Expenses.........................................................        2.00%

                                                                                    Single      Joint
Optional Living Benefit Rider Charges:4                                              Life        Life
Lincoln Lifetime IncomeSM Advantage:5
  Guaranteed Maximum Charge.....................................................     1.50%      1.50%
  Current Charge................................................................     0.90%      0.90%
  Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus................     0.15%      0.15%
Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option:6
  Guaranteed Maximum Charge.....................................................     1.50%      1.50%
  Current Charge................................................................     0.85%      1.00%
Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option:6
  Guaranteed Maximum Charge.....................................................     0.95%       N/A
  Current Charge................................................................     0.85%       N/A
4LATER (Reg. TM) Advantage:7
  Guaranteed Maximum Charge.....................................................     1.50%       N/A
  Current Charge................................................................     0.65%       N/A

1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 For contracts purchased prior to June 6, 2005 (or later depending on state approval), the total annual charges are as follows: EEB 1.80%; EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

3 The mortality and expense risk charge and administrative charge together are 1.40% on and after the Annuity Commencement Date.


4 You may not have more than one Living Benefit Rider on your contract.

5 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment and any Bonus Credit or Contract Value at the time of election) as increased for subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge for further information. This rider is no longer available for purchase.

6 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment and any Bonus Credits or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option riders the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option riders the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. This rider is no longer available for purchase. See Charges and Other Deductions - Lincoln SmartSecurity (Reg. TM) Advantage Charge for further information.

7 As an annualized percentage of the Income Base (initial Purchase Payment and any Bonus Credit or Contract Value at the time of election), as increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% Enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Charge for further information. This rider is no longer available for purchase.




                                    TABLE B




Annual Account Fee:1..................................................     $    35
i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit rider:2
  Account Value Death Benefit.........................................        1.90%
  Guarantee of Principal Death Benefit................................        1.95%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB)...................        2.20%




                                                                           Single      Joint
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4):3     Life        Life
Account Value Death Benefit
  Guaranteed Maximum Charge............................................     3.90%      3.90%
  Current Charge.......................................................     2.55%      2.75%

Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge......................    3.95%      3.95%
  Current Charge.................................    2.60%      2.80%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge......................    4.20%      4.20%
  Current Charge.................................    2.85%      3.05%




i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (versions 1, 2 and 3):4    Single/Joint Life
Account Value Death Benefit
  Guaranteed Maximum Charge......................................................          3.40%
  Current Charge.................................................................          2.40%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge......................................................          3.45%
  Current Charge.................................................................          2.45%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge......................................................          3.70%
  Current Charge.................................................................          2.70%


1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE (Reg. TM) Advantage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE (Reg. TM) Advantage charge is reduced to 1.65% during the Lifetime Income Period.

3 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit (version 4) is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. See Charges and Other Deductions - i4LIFE (Reg.
  TM) Advantage with Guaranteed Income Benefit (version 4) Charge for further information. i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009.

4 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information. i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009.



                                    TABLE C



Annual Account Fee:1......................................................................     $    35
i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Advantage Guaranteed Income Benefit for
purchasers who previously purchased
4LATER (Reg. TM) Advantage:2
Account Value Death Benefit
  Guaranteed Maximum Charge...............................................................        3.40%
  Current Charge..........................................................................        2.55%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge...............................................................        3.45%
  Current Charge..........................................................................        2.60%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge...............................................................        3.70%
  Current Charge..........................................................................        2.85%

1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee may be less in some states and will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge percentage. i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Advantage Guaranteed Income Benefit is only available within contracts purchased prior to June 30, 2009. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage Guaranteed Income Benefit Charge for further information.



The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2013. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.




                                                                             Minimum   Maximum
                                                                            --------- --------
      Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service
       (12b-1) fees, and other expenses)...................................  0.48%     2.44%
      Total Annual Fund Operating Expenses (after contractual waivers/
       reimbursements*)....................................................  0.48%     1.80%



* Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2015.


The following table shows the expenses charged by each fund for the year ended
  December 31, 2013:

(as a percentage of each fund's average net assets):



                                                                                   Management         12b-1 Fees
                                                                                   Fees (before       (before any
                                                                                   any waivers/       waivers/
                                                                                   reimburse-         reimburse-
                                                                                   ments)         +   ments)
AllianceBernstein VPS Global Thematic Growth Portfolio - Class B                       0.75%             0.25%
AllianceBernstein VPS Large Cap Growth Portfolio - Class B                             0.75%             0.25%
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B                          0.75%             0.25%
American Funds Global Growth Fund - Class 2                                            0.52%             0.25%
American Funds Global Small Capitalization Fund - Class 2                              0.70%             0.25%
American Funds Growth Fund - Class 2                                                   0.33%             0.25%
American Funds Growth-Income Fund - Class 2                                            0.27%             0.25%
American Funds International Fund - Class 2                                            0.49%             0.25%
BlackRock Global Allocation V.I. Fund - Class III(1)                                   0.62%             0.25%
ClearBridge Variable Mid Cap Core Portfolio - Class II                                 0.75%             0.25%
Delaware VIP (Reg. TM) Diversified Income Series - Service Class(2)                    0.59%             0.30%
Delaware VIP (Reg. TM) Emerging Markets Series - Service Class(2)                      1.25%             0.30%
Delaware VIP (Reg. TM) High Yield Series - Service Class(2)                            0.65%             0.30%
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series - Service Class(2)       0.48%             0.30%
Delaware VIP (Reg. TM) REIT Series - Service Class(2)                                  0.75%             0.30%
Delaware VIP (Reg. TM) Small Cap Value Series - Service Class(2)                       0.72%             0.30%
Delaware VIP (Reg. TM) Smid Cap Growth Series - Service Class(2)                       0.74%             0.30%
Delaware VIP (Reg. TM) U. S. Growth Series - Service Class(2)                          0.65%             0.30%
Delaware VIP (Reg. TM) Value Series - Service Class(2)                                 0.64%             0.30%
DWS Alternative Asset Allocation VIP Portfolio - Class B(3)                            0.36%             0.25%
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio - Service Class 2                0.55%             0.25%
Fidelity (Reg. TM) VIP Growth Portfolio - Service Class 2                              0.55%             0.25%
Fidelity (Reg. TM) VIP Mid Cap Portfolio - Service Class 2                             0.55%             0.25%
Franklin Income VIP Fund - Class 2(4)                                                  0.45%             0.25%
Franklin Mutual Shares VIP Fund - Class 2                                              0.60%             0.25%
Invesco V.I. American Franchise Fund - Series II Shares                                0.67%             0.25%



                                                                                       Other
                                                                                       Expenses
                                                                                       (before any       Acquired
                                                                                       waivers/          Fund
                                                                                       reimburse-        Fees and
                                                                                   +   ments)        +   Expenses   =
AllianceBernstein VPS Global Thematic Growth Portfolio - Class B                          0.23%            0.00%
AllianceBernstein VPS Large Cap Growth Portfolio - Class B                                0.10%            0.00%
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B                             0.06%            0.00%
American Funds Global Growth Fund - Class 2                                               0.03%            0.00%
American Funds Global Small Capitalization Fund - Class 2                                 0.04%            0.00%
American Funds Growth Fund - Class 2                                                      0.02%            0.00%
American Funds Growth-Income Fund - Class 2                                               0.02%            0.00%
American Funds International Fund - Class 2                                               0.05%            0.00%
BlackRock Global Allocation V.I. Fund - Class III(1)                                      0.24%            0.00%
ClearBridge Variable Mid Cap Core Portfolio - Class II                                    0.14%            0.00%
Delaware VIP (Reg. TM) Diversified Income Series - Service Class(2)                       0.08%            0.00%
Delaware VIP (Reg. TM) Emerging Markets Series - Service Class(2)                         0.16%            0.00%
Delaware VIP (Reg. TM) High Yield Series - Service Class(2)                               0.09%            0.00%
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series - Service Class(2)          0.08%            0.00%
Delaware VIP (Reg. TM) REIT Series - Service Class(2)                                     0.09%            0.00%
Delaware VIP (Reg. TM) Small Cap Value Series - Service Class(2)                          0.08%            0.00%
Delaware VIP (Reg. TM) Smid Cap Growth Series - Service Class(2)                          0.09%            0.00%
Delaware VIP (Reg. TM) U. S. Growth Series - Service Class(2)                             0.09%            0.00%
Delaware VIP (Reg. TM) Value Series - Service Class(2)                                    0.07%            0.00%
DWS Alternative Asset Allocation VIP Portfolio - Class B(3)                               0.32%            1.23%
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio - Service Class 2                   0.09%            0.00%
Fidelity (Reg. TM) VIP Growth Portfolio - Service Class 2                                 0.11%            0.00%
Fidelity (Reg. TM) VIP Mid Cap Portfolio - Service Class 2                                0.09%            0.00%
Franklin Income VIP Fund - Class 2(4)                                                     0.02%            0.00%
Franklin Mutual Shares VIP Fund - Class 2                                                 0.11%            0.00%
Invesco V.I. American Franchise Fund - Series II Shares                                   0.29%            0.00%



                                                                                                               Total
                                                                                   Total         Total         Expenses
                                                                                   Expenses      Contractual   (after
                                                                                   (before any   waivers/      Contractual
                                                                                   waivers/      reimburse-    waivers/
                                                                                   reimburse-    ments         reimburse-
                                                                                   ments)        (if any)      ments)
AllianceBernstein VPS Global Thematic Growth Portfolio - Class B                      1.23%           0.00%         1.23%
AllianceBernstein VPS Large Cap Growth Portfolio - Class B                            1.10%           0.00%         1.10%
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class B                         1.06%           0.00%         1.06%
American Funds Global Growth Fund - Class 2                                           0.80%           0.00%         0.80%
American Funds Global Small Capitalization Fund - Class 2                             0.99%           0.00%         0.99%
American Funds Growth Fund - Class 2                                                  0.60%           0.00%         0.60%
American Funds Growth-Income Fund - Class 2                                           0.54%           0.00%         0.54%
American Funds International Fund - Class 2                                           0.79%           0.00%         0.79%
BlackRock Global Allocation V.I. Fund - Class III(1)                                  1.11%          -0.14%         0.97%
ClearBridge Variable Mid Cap Core Portfolio - Class II                                1.14%           0.00%         1.14%
Delaware VIP (Reg. TM) Diversified Income Series - Service Class(2)                   0.97%          -0.05%         0.92%
Delaware VIP (Reg. TM) Emerging Markets Series - Service Class(2)                     1.71%          -0.05%         1.66%
Delaware VIP (Reg. TM) High Yield Series - Service Class(2)                           1.04%          -0.05%         0.99%
Delaware VIP (Reg. TM) Limited-Term Diversified Income Series - Service Class(2)      0.86%          -0.05%         0.81%
Delaware VIP (Reg. TM) REIT Series - Service Class(2)                                 1.14%          -0.05%         1.09%
Delaware VIP (Reg. TM) Small Cap Value Series - Service Class(2)                      1.10%          -0.05%         1.05%
Delaware VIP (Reg. TM) Smid Cap Growth Series - Service Class(2)                      1.13%          -0.05%         1.08%
Delaware VIP (Reg. TM) U. S. Growth Series - Service Class(2)                         1.04%          -0.05%         0.99%
Delaware VIP (Reg. TM) Value Series - Service Class(2)                                1.01%          -0.05%         0.96%
DWS Alternative Asset Allocation VIP Portfolio - Class B(3)                           2.16%          -0.36%         1.80%
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio - Service Class 2               0.89%           0.00%         0.89%
Fidelity (Reg. TM) VIP Growth Portfolio - Service Class 2                             0.91%           0.00%         0.91%
Fidelity (Reg. TM) VIP Mid Cap Portfolio - Service Class 2                            0.89%           0.00%         0.89%
Franklin Income VIP Fund - Class 2(4)                                                 0.72%           0.00%         0.72%
Franklin Mutual Shares VIP Fund - Class 2                                             0.96%           0.00%         0.96%
Invesco V.I. American Franchise Fund - Series II Shares                               1.21%           0.00%         1.21%

                                                                                    Management         12b-1 Fees
                                                                                    Fees (before       (before any
                                                                                    any waivers/       waivers/
                                                                                    reimburse-         reimburse-
                                                                                    ments)         +   ments)
Invesco V.I. Core Equity Fund - Series II Shares(5)                                     0.61%             0.25%
Invesco V.I. International Growth Fund - Series II Shares(5)                            0.71%             0.25%
Janus Aspen Balanced Portfolio - Service Shares                                         0.55%             0.25%
Janus Aspen Enterprise Portfolio - Service Shares                                       0.64%             0.25%
Janus Aspen Global Research Portfolio - Service Shares(6)                               0.48%             0.25%
LVIP American Century VP Mid Cap Value RPM Fund - Service Class(7)                      0.75%             0.35%
LVIP American Global Growth Fund - Service Class II(8)                                  0.53%             0.55%
LVIP American Global Small Capitalization - Service Class II(8)                         0.71%             0.55%
LVIP American Growth Fund - Service Class II(9)                                         0.33%             0.55%
LVIP American Growth-Income Fund - Service Class II(9)                                  0.27%             0.55%
LVIP American International Fund - Service Class II(9)                                  0.49%             0.55%
LVIP Baron Growth Opportunities Fund - Service Class(10)                                1.00%             0.25%
LVIP BlackRock Emerging Markets RPM Fund - Service Class(11)                            0.55%             0.25%
LVIP BlackRock Equity Dividend RPM Fund - Service Class(12)                             0.74%             0.25%
LVIP BlackRock Global Allocation V.I. RPM Fund - Service Class(13)                      0.75%             0.35%
LVIP BlackRock Inflation Protected Bond Fund - Service Class(14)                        0.42%             0.25%
LVIP Capital Growth Fund - Service Class                                                0.69%             0.25%
LVIP Clarion Global Real Estate Fund - Service Class(15)                                0.69%             0.25%
LVIP ClearBridge Variable Appreciation RPM Fund - Service Class(16)                     0.64%             0.35%
LVIP Columbia Small-Mid Cap Growth RPM Fund - Service Class(17)                         0.84%             0.25%
LVIP Delaware Bond Fund - Service Class                                                 0.31%             0.35%
LVIP Delaware Diversified Floating Rate Fund - Service Class                            0.58%             0.25%
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund - Service Class(18)       0.75%             0.25%
LVIP Delaware Growth and Income Fund - Service Class                                    0.34%             0.35%
LVIP Delaware Social Awareness Fund - Service Class                                     0.38%             0.35%
LVIP Delaware Special Opportunities Fund - Service Class                                0.39%             0.35%
LVIP Dimensional Non-U.S. Equity RPM Fund - Service Class(19)                           0.25%             0.25%
LVIP Dimensional U.S. Equity RPM Fund - Service Class(14)                               0.25%             0.25%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class(20)                           0.25%             0.25%
LVIP Franklin Mutual Shares VIP RPM Fund - Service Class(21)                            0.65%             0.35%
LVIP Global Income Fund - Service Class(22)                                             0.65%             0.25%
LVIP Invesco Diversified Equity-Income RPM Fund - Service Class(23)                     0.60%             0.35%
LVIP Invesco V.I. Comstock RPM Fund - Service Class(24)                                 0.65%             0.35%
LVIP JPMorgan High Yield Fund - Service Class(25)                                       0.65%             0.25%
LVIP JPMorgan Mid Cap Value RPM Fund - Service Class(26)                                0.89%             0.25%
LVIP Managed Risk Profile 2010 Fund - Service Class(27)                                 0.25%             0.25%
LVIP Managed Risk Profile 2020 Fund - Service Class(27)                                 0.25%             0.25%
LVIP Managed Risk Profile 2030 Fund - Service Class(27)                                 0.25%             0.25%
LVIP Managed Risk Profile 2040 Fund - Service Class(27)                                 0.25%             0.25%
LVIP Managed Risk Profile Conservative Fund - Service Class(14)                         0.25%             0.25%
LVIP Managed Risk Profile Growth Fund - Service Class(14)                               0.25%             0.25%
LVIP Managed Risk Profile Moderate Fund - Service Class(14)                             0.25%             0.25%
LVIP MFS International Growth Fund - Service Class(28)                                  0.85%             0.25%



                                                                                        Other
                                                                                        Expenses
                                                                                        (before any       Acquired
                                                                                        waivers/          Fund
                                                                                        reimburse-        Fees and
                                                                                    +   ments)        +   Expenses   =
Invesco V.I. Core Equity Fund - Series II Shares(5)                                        0.29%            0.02%
Invesco V.I. International Growth Fund - Series II Shares(5)                               0.31%            0.01%
Janus Aspen Balanced Portfolio - Service Shares                                            0.04%            0.00%
Janus Aspen Enterprise Portfolio - Service Shares                                          0.05%            0.00%
Janus Aspen Global Research Portfolio - Service Shares(6)                                  0.05%            0.00%
LVIP American Century VP Mid Cap Value RPM Fund - Service Class(7)                         0.33%            1.01%
LVIP American Global Growth Fund - Service Class II(8)                                     0.16%            0.00%
LVIP American Global Small Capitalization - Service Class II(8)                            0.18%            0.00%
LVIP American Growth Fund - Service Class II(9)                                            0.08%            0.00%
LVIP American Growth-Income Fund - Service Class II(9)                                     0.08%            0.00%
LVIP American International Fund - Service Class II(9)                                     0.13%            0.00%
LVIP Baron Growth Opportunities Fund - Service Class(10)                                   0.06%            0.00%
LVIP BlackRock Emerging Markets RPM Fund - Service Class(11)                               0.31%            0.05%
LVIP BlackRock Equity Dividend RPM Fund - Service Class(12)                                0.10%            0.01%
LVIP BlackRock Global Allocation V.I. RPM Fund - Service Class(13)                         0.09%            0.72%
LVIP BlackRock Inflation Protected Bond Fund - Service Class(14)                           0.06%            0.02%
LVIP Capital Growth Fund - Service Class                                                   0.07%            0.00%
LVIP Clarion Global Real Estate Fund - Service Class(15)                                   0.08%            0.00%
LVIP ClearBridge Variable Appreciation RPM Fund - Service Class(16)                        0.33%            0.76%
LVIP Columbia Small-Mid Cap Growth RPM Fund - Service Class(17)                            0.11%            0.01%
LVIP Delaware Bond Fund - Service Class                                                    0.06%            0.00%
LVIP Delaware Diversified Floating Rate Fund - Service Class                               0.07%            0.00%
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund - Service Class(18)          0.15%            0.03%
LVIP Delaware Growth and Income Fund - Service Class                                       0.06%            0.00%
LVIP Delaware Social Awareness Fund - Service Class                                        0.07%            0.00%
LVIP Delaware Special Opportunities Fund - Service Class                                   0.07%            0.00%
LVIP Dimensional Non-U.S. Equity RPM Fund - Service Class(19)                              0.12%            0.44%
LVIP Dimensional U.S. Equity RPM Fund - Service Class(14)                                  0.08%            0.24%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class(20)                              0.06%            0.17%
LVIP Franklin Mutual Shares VIP RPM Fund - Service Class(21)                               0.29%            0.71%
LVIP Global Income Fund - Service Class(22)                                                0.09%            0.01%
LVIP Invesco Diversified Equity-Income RPM Fund - Service Class(23)                        0.29%            0.74%
LVIP Invesco V.I. Comstock RPM Fund - Service Class(24)                                    0.29%            0.78%
LVIP JPMorgan High Yield Fund - Service Class(25)                                          0.08%            0.00%
LVIP JPMorgan Mid Cap Value RPM Fund - Service Class(26)                                   0.10%            0.01%
LVIP Managed Risk Profile 2010 Fund - Service Class(27)                                    0.18%            0.41%
LVIP Managed Risk Profile 2020 Fund - Service Class(27)                                    0.06%            0.42%
LVIP Managed Risk Profile 2030 Fund - Service Class(27)                                    0.06%            0.43%
LVIP Managed Risk Profile 2040 Fund - Service Class(27)                                    0.08%            0.45%
LVIP Managed Risk Profile Conservative Fund - Service Class(14)                            0.03%            0.44%
LVIP Managed Risk Profile Growth Fund - Service Class(14)                                  0.02%            0.43%
LVIP Managed Risk Profile Moderate Fund - Service Class(14)                                0.02%            0.46%
LVIP MFS International Growth Fund - Service Class(28)                                     0.10%            0.00%



                                                                                                                Total
                                                                                    Total         Total         Expenses
                                                                                    Expenses      Contractual   (after
                                                                                    (before any   waivers/      Contractual
                                                                                    waivers/      reimburse-    waivers/
                                                                                    reimburse-    ments         reimburse-
                                                                                    ments)        (if any)      ments)
Invesco V.I. Core Equity Fund - Series II Shares(5)                                    1.17%          -0.02%       1.15%
Invesco V.I. International Growth Fund - Series II Shares(5)                           1.28%          -0.01%       1.27%
Janus Aspen Balanced Portfolio - Service Shares                                        0.84%           0.00%       0.84%
Janus Aspen Enterprise Portfolio - Service Shares                                      0.94%           0.00%       0.94%
Janus Aspen Global Research Portfolio - Service Shares(6)                              0.78%           0.00%       0.78%
LVIP American Century VP Mid Cap Value RPM Fund - Service Class(7)                     2.44%          -1.08%       1.36%
LVIP American Global Growth Fund - Service Class II(8)                                 1.24%          -0.03%       1.21%
LVIP American Global Small Capitalization - Service Class II(8)                        1.44%          -0.04%       1.40%
LVIP American Growth Fund - Service Class II(9)                                        0.96%           0.00%       0.96%
LVIP American Growth-Income Fund - Service Class II(9)                                 0.90%           0.00%       0.90%
LVIP American International Fund - Service Class II(9)                                 1.17%           0.00%       1.17%
LVIP Baron Growth Opportunities Fund - Service Class(10)                               1.31%          -0.03%       1.28%
LVIP BlackRock Emerging Markets RPM Fund - Service Class(11)                           1.16%          -0.05%       1.11%
LVIP BlackRock Equity Dividend RPM Fund - Service Class(12)                            1.10%          -0.08%       1.02%
LVIP BlackRock Global Allocation V.I. RPM Fund - Service Class(13)                     1.91%          -0.74%       1.17%
LVIP BlackRock Inflation Protected Bond Fund - Service Class(14)                       0.75%           0.00%       0.75%
LVIP Capital Growth Fund - Service Class                                               1.01%           0.00%       1.01%
LVIP Clarion Global Real Estate Fund - Service Class(15)                               1.02%           0.00%       1.02%
LVIP ClearBridge Variable Appreciation RPM Fund - Service Class(16)                    2.08%          -0.97%       1.11%
LVIP Columbia Small-Mid Cap Growth RPM Fund - Service Class(17)                        1.21%          -0.04%       1.17%
LVIP Delaware Bond Fund - Service Class                                                0.72%           0.00%       0.72%
LVIP Delaware Diversified Floating Rate Fund - Service Class                           0.90%           0.00%       0.90%
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund - Service Class(18)      1.18%          -0.17%       1.01%
LVIP Delaware Growth and Income Fund - Service Class                                   0.75%           0.00%       0.75%
LVIP Delaware Social Awareness Fund - Service Class                                    0.80%           0.00%       0.80%
LVIP Delaware Special Opportunities Fund - Service Class                               0.81%           0.00%       0.81%
LVIP Dimensional Non-U.S. Equity RPM Fund - Service Class(19)                          1.06%          -0.02%       1.04%
LVIP Dimensional U.S. Equity RPM Fund - Service Class(14)                              0.82%           0.00%       0.82%
LVIP Dimensional/Vanguard Total Bond Fund - Service Class(20)                          0.73%          -0.05%       0.68%
LVIP Franklin Mutual Shares VIP RPM Fund - Service Class(21)                           2.00%          -0.89%       1.11%
LVIP Global Income Fund - Service Class(22)                                            1.00%          -0.07%       0.93%
LVIP Invesco Diversified Equity-Income RPM Fund - Service Class(23)                    1.98%          -0.82%       1.16%
LVIP Invesco V.I. Comstock RPM Fund - Service Class(24)                                2.07%          -0.94%       1.13%
LVIP JPMorgan High Yield Fund - Service Class(25)                                      0.98%          -0.02%       0.96%
LVIP JPMorgan Mid Cap Value RPM Fund - Service Class(26)                               1.25%          -0.06%       1.19%
LVIP Managed Risk Profile 2010 Fund - Service Class(27)                                1.09%          -0.13%       0.96%
LVIP Managed Risk Profile 2020 Fund - Service Class(27)                                0.98%          -0.01%       0.97%
LVIP Managed Risk Profile 2030 Fund - Service Class(27)                                0.99%          -0.01%       0.98%
LVIP Managed Risk Profile 2040 Fund - Service Class(27)                                1.03%          -0.03%       1.00%
LVIP Managed Risk Profile Conservative Fund - Service Class(14)                        0.97%           0.00%       0.97%
LVIP Managed Risk Profile Growth Fund - Service Class(14)                              0.95%           0.00%       0.95%
LVIP Managed Risk Profile Moderate Fund - Service Class(14)                            0.98%           0.00%       0.98%
LVIP MFS International Growth Fund - Service Class(28)                                 1.20%          -0.10%       1.10%

                                                                                 Management         12b-1 Fees
                                                                                 Fees (before       (before any
                                                                                 any waivers/       waivers/
                                                                                 reimburse-         reimburse-
                                                                                 ments)         +   ments)
LVIP MFS International Growth RPM Fund - Service Class(29)                           0.85%             0.25%
LVIP MFS Value Fund - Service Class(15)                                              0.62%             0.25%
LVIP Mid-Cap Value Fund - Service Class(30)                                          0.90%             0.25%
LVIP Mondrian International Value Fund - Service Class                               0.69%             0.25%
LVIP Money Market Fund - Service Class                                               0.37%             0.25%
LVIP Multi-Manager Global Equity RPM Fund - Service Class(31)                        0.25%             0.35%
LVIP PIMCO Low Duration Bond Fund - Service Class(32)                                0.50%             0.25%
LVIP SSgA Bond Index Fund - Service Class(33)                                        0.40%             0.25%
LVIP SSgA Conservative Index Allocation Fund - Service Class(34)                     0.25%             0.25%
LVIP SSgA Conservative Structured Allocation Fund - Service Class(35)                0.25%             0.25%
LVIP SSgA Developed International 150 Fund - Service Class(15)                       0.33%             0.25%
LVIP SSgA Emerging Markets 100 Fund - Service Class(15)                              0.34%             0.25%
LVIP SSgA Global Tactical Allocation RPM Fund - Service Class(36)                    0.40%             0.25%
LVIP SSgA International Index Fund - Service Class(37)                               0.40%             0.25%
LVIP SSgA International RPM Fund - Service Class(38)                                 0.76%             0.25%
LVIP SSgA Large Cap 100 Fund - Service Class(15)                                     0.31%             0.25%
LVIP SSgA Large Cap RPM Fund - Service Class(39)                                     0.70%             0.25%
LVIP SSgA Moderate Index Allocation Fund - Service Class(40)                         0.25%             0.25%
LVIP SSgA Moderate Structured Allocation Fund - Service Class(41)                    0.25%             0.25%
LVIP SSgA Moderately Aggressive Index Allocation Fund - Service Class(42)            0.25%             0.25%
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Service
 Class(43)                                                                           0.25%             0.25%
LVIP SSgA S&P 500 Index Fund - Service Class                                         0.17%             0.25%
LVIP SSgA Small-Cap Index Fund - Service Class                                       0.32%             0.25%
LVIP SSgA Small-Cap RPM Fund - Service Class(44)                                     0.90%             0.25%
LVIP SSgA Small-Mid Cap 200 Fund - Service Class(15)                                 0.35%             0.25%
LVIP T. Rowe Price Growth Stock Fund - Service Class                                 0.71%             0.25%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class                    0.72%             0.25%
LVIP Templeton Growth RPM Fund - Service Class(14)                                   0.70%             0.25%
LVIP UBS Large Cap Growth RPM Fund - Service Class(45)                               0.75%             0.25%
LVIP Vanguard Domestic Equity ETF Fund - Service Class(46)                           0.25%             0.25%
LVIP Vanguard International Equity ETF Fund - Service Class(47)                      0.25%             0.25%
LVIP VIP Contrafund (Reg. TM) RPM Portfolio - Service Class(48)                      0.70%             0.35%
LVIP VIP Mid Cap RPM Portfolio - Service Class(49)                                   0.69%             0.35%
MFS (Reg. TM) VIT Core Equity Series - Service Class(50)                             0.75%             0.25%
MFS (Reg. TM) VIT Growth Series - Service Class                                      0.73%             0.25%
MFS (Reg. TM) VIT Utilities Series - Service Class                                   0.73%             0.25%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class                     0.85%             0.00%
PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio - Advisor Class(51)       0.74%             0.25%
Putnam VT Global Health Care Fund - Class IB                                         0.63%             0.25%
Putnam VT Growth & Income Fund - Class IB                                            0.48%             0.25%
Templeton Global Bond VIP Fund - Class 2(4)                                          0.46%             0.25%
Templeton Growth VIP Fund - Class 2(4)                                               0.75%             0.25%



                                                                                     Other
                                                                                     Expenses
                                                                                     (before any       Acquired
                                                                                     waivers/          Fund
                                                                                     reimburse-        Fees and
                                                                                 +   ments)        +   Expenses   =
LVIP MFS International Growth RPM Fund - Service Class(29)                              0.47%            0.81%
LVIP MFS Value Fund - Service Class(15)                                                 0.07%            0.00%
LVIP Mid-Cap Value Fund - Service Class(30)                                             0.11%            0.00%
LVIP Mondrian International Value Fund - Service Class                                  0.07%            0.00%
LVIP Money Market Fund - Service Class                                                  0.07%            0.00%
LVIP Multi-Manager Global Equity RPM Fund - Service Class(31)                           0.22%            0.53%
LVIP PIMCO Low Duration Bond Fund - Service Class(32)                                   0.20%            0.00%
LVIP SSgA Bond Index Fund - Service Class(33)                                           0.09%            0.00%
LVIP SSgA Conservative Index Allocation Fund - Service Class(34)                        0.13%            0.34%
LVIP SSgA Conservative Structured Allocation Fund - Service Class(35)                   0.05%            0.36%
LVIP SSgA Developed International 150 Fund - Service Class(15)                          0.08%            0.00%
LVIP SSgA Emerging Markets 100 Fund - Service Class(15)                                 0.15%            0.00%
LVIP SSgA Global Tactical Allocation RPM Fund - Service Class(36)                       0.05%            0.32%
LVIP SSgA International Index Fund - Service Class(37)                                  0.11%            0.00%
LVIP SSgA International RPM Fund - Service Class(38)                                    0.29%            0.50%
LVIP SSgA Large Cap 100 Fund - Service Class(15)                                        0.05%            0.00%
LVIP SSgA Large Cap RPM Fund - Service Class(39)                                        0.71%            0.22%
LVIP SSgA Moderate Index Allocation Fund - Service Class(40)                            0.06%            0.33%
LVIP SSgA Moderate Structured Allocation Fund - Service Class(41)                       0.03%            0.36%
LVIP SSgA Moderately Aggressive Index Allocation Fund - Service Class(42)               0.06%            0.33%
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Service
 Class(43)                                                                              0.04%            0.37%
LVIP SSgA S&P 500 Index Fund - Service Class                                            0.06%            0.00%
LVIP SSgA Small-Cap Index Fund - Service Class                                          0.07%            0.00%
LVIP SSgA Small-Cap RPM Fund - Service Class(44)                                        0.68%            0.37%
LVIP SSgA Small-Mid Cap 200 Fund - Service Class(15)                                    0.07%            0.00%
LVIP T. Rowe Price Growth Stock Fund - Service Class                                    0.07%            0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class                       0.07%            0.00%
LVIP Templeton Growth RPM Fund - Service Class(14)                                      0.09%            0.01%
LVIP UBS Large Cap Growth RPM Fund - Service Class(45)                                  0.10%            0.01%
LVIP Vanguard Domestic Equity ETF Fund - Service Class(46)                              0.09%            0.11%
LVIP Vanguard International Equity ETF Fund - Service Class(47)                         0.14%            0.19%
LVIP VIP Contrafund (Reg. TM) RPM Portfolio - Service Class(48)                         0.54%            0.64%
LVIP VIP Mid Cap RPM Portfolio - Service Class(49)                                      0.33%            0.65%
MFS (Reg. TM) VIT Core Equity Series - Service Class(50)                                0.25%            0.00%
MFS (Reg. TM) VIT Growth Series - Service Class                                         0.05%            0.00%
MFS (Reg. TM) VIT Utilities Series - Service Class                                      0.07%            0.00%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class                        0.19%            0.00%
PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio - Advisor Class(51)          0.08%            0.12%
Putnam VT Global Health Care Fund - Class IB                                            0.19%            0.00%
Putnam VT Growth & Income Fund - Class IB                                               0.14%            0.00%
Templeton Global Bond VIP Fund - Class 2(4)                                             0.05%            0.00%
Templeton Growth VIP Fund - Class 2(4)                                                  0.03%            0.00%



                                                                                                             Total
                                                                                 Total         Total         Expenses
                                                                                 Expenses      Contractual   (after
                                                                                 (before any   waivers/      Contractual
                                                                                 waivers/      reimburse-    waivers/
                                                                                 reimburse-    ments         reimburse-
                                                                                 ments)        (if any)      ments)
LVIP MFS International Growth RPM Fund - Service Class(29)                          2.38%          -1.12%         1.26%
LVIP MFS Value Fund - Service Class(15)                                             0.94%           0.00%         0.94%
LVIP Mid-Cap Value Fund - Service Class(30)                                         1.26%          -0.01%         1.25%
LVIP Mondrian International Value Fund - Service Class                              1.01%           0.00%         1.01%
LVIP Money Market Fund - Service Class                                              0.69%           0.00%         0.69%
LVIP Multi-Manager Global Equity RPM Fund - Service Class(31)                       1.35%          -0.12%         1.23%
LVIP PIMCO Low Duration Bond Fund - Service Class(32)                               0.95%          -0.10%         0.85%
LVIP SSgA Bond Index Fund - Service Class(33)                                       0.74%          -0.11%         0.63%
LVIP SSgA Conservative Index Allocation Fund - Service Class(34)                    0.97%          -0.18%         0.79%
LVIP SSgA Conservative Structured Allocation Fund - Service Class(35)               0.91%          -0.10%         0.81%
LVIP SSgA Developed International 150 Fund - Service Class(15)                      0.66%           0.00%         0.66%
LVIP SSgA Emerging Markets 100 Fund - Service Class(15)                             0.74%           0.00%         0.74%
LVIP SSgA Global Tactical Allocation RPM Fund - Service Class(36)                   1.02%          -0.10%         0.92%
LVIP SSgA International Index Fund - Service Class(37)                              0.76%          -0.04%         0.72%
LVIP SSgA International RPM Fund - Service Class(38)                                1.80%          -0.80%         1.00%
LVIP SSgA Large Cap 100 Fund - Service Class(15)                                    0.61%           0.00%         0.61%
LVIP SSgA Large Cap RPM Fund - Service Class(39)                                    1.88%          -1.16%         0.72%
LVIP SSgA Moderate Index Allocation Fund - Service Class(40)                        0.89%          -0.11%         0.78%
LVIP SSgA Moderate Structured Allocation Fund - Service Class(41)                   0.89%          -0.10%         0.79%
LVIP SSgA Moderately Aggressive Index Allocation Fund - Service Class(42)           0.89%          -0.11%         0.78%
LVIP SSgA Moderately Aggressive Structured Allocation Fund - Service
 Class(43)                                                                          0.91%          -0.10%         0.81%
LVIP SSgA S&P 500 Index Fund - Service Class                                        0.48%           0.00%         0.48%
LVIP SSgA Small-Cap Index Fund - Service Class                                      0.64%           0.00%         0.64%
LVIP SSgA Small-Cap RPM Fund - Service Class(44)                                    2.20%          -1.33%         0.87%
LVIP SSgA Small-Mid Cap 200 Fund - Service Class(15)                                0.67%           0.00%         0.67%
LVIP T. Rowe Price Growth Stock Fund - Service Class                                1.03%           0.00%         1.03%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class                   1.04%           0.00%         1.04%
LVIP Templeton Growth RPM Fund - Service Class(14)                                  1.05%           0.00%         1.05%
LVIP UBS Large Cap Growth RPM Fund - Service Class(45)                              1.11%          -0.11%         1.00%
LVIP Vanguard Domestic Equity ETF Fund - Service Class(46)                          0.70%          -0.05%         0.65%
LVIP Vanguard International Equity ETF Fund - Service Class(47)                     0.83%          -0.09%         0.74%
LVIP VIP Contrafund (Reg. TM) RPM Portfolio - Service Class(48)                     2.23%          -1.14%         1.09%
LVIP VIP Mid Cap RPM Portfolio - Service Class(49)                                  2.02%          -0.92%         1.10%
MFS (Reg. TM) VIT Core Equity Series - Service Class(50)                            1.25%          -0.10%         1.15%
MFS (Reg. TM) VIT Growth Series - Service Class                                     1.03%           0.00%         1.03%
MFS (Reg. TM) VIT Utilities Series - Service Class                                  1.05%           0.00%         1.05%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class                    1.04%           0.00%         1.04%
PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio - Advisor Class(51)      1.19%          -0.12%         1.07%
Putnam VT Global Health Care Fund - Class IB                                        1.07%           0.00%         1.07%
Putnam VT Growth & Income Fund - Class IB                                           0.87%           0.00%         0.87%
Templeton Global Bond VIP Fund - Class 2(4)                                         0.76%           0.00%         0.76%
Templeton Growth VIP Fund - Class 2(4)                                              1.03%           0.00%         1.03%

(1) As described in the "Management of the Funds" section of the Fund's prospectus, Blackrock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2015. Blackrock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to .07% of average daily net assets until May 1, 2015. Each of these contractual agreements may be terminated upon 90 days notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

(2) The Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor, Delaware Distributors, L.P., has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2014 to April 30, 2015.



(3) Through April 30, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.27%). The agreement may be terminated with the consent of the fund's Board.



(4) The Fund administration fee is paid indirectly through the management fee.



(5) Invesco Advisers, Inc. ("Invesco or the Adviser") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.

(6) The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio's performance relative to its benchmark index during a measurement period.

(7) Other expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.75% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.



(8) The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Other Expenses of the Fund exceed 0.10% of the average daily net assets of the Service Class II of the Fund. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.



(9) The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Fund and the Master Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include the fees of the Master Fund.



(10) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.00% on the first $250 million of the Fund's average daily net assets; 0.05% on the next $250 million of the Fund's average daily net assets; and 0.10% in excess of $500 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(11) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.05% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(12) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.05% on the first $250 million of the Fund's average daily net assets; 0.10% on the next $500 million of the Fund's average daily net assets and 0.13% of the Fund's average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(13) Acquired Fund Fees and Expenses (AFFE) are annualized. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.70% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.


(14) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.


(15)  The Management Fee was restated to reflect the current fee of the Fund.

(16) Other expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.64% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(17) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% on the first $25 million of the Fund's average daily net assets and 0.05% on the next $50 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(18) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser")
     has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.98% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(19) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.60% of the Fund's average daily net assets Service Class. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(20) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.05% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(21) Other expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.65% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.40% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(22) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.07% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(23) Other expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.58% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.42% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(24) Other expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.65% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.35% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(25) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund's average daily net assets in excess of $250 million. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(26) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.12% of the first $60 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(27) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.55% of the Fund's average daily net assets for the Service Class). The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(28) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(29) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(30) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.05% of the first $25 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(31) Other expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.70% of the Fund's average daily net assets for the Service Class. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(32) Other expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.85% of the Fund's average daily net assets for the Service Class. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(33) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.07% of the first $500 million of the Fund's average daily net assets; 0.12% on the next $1.5 billion of the Fund's average daily net assets and 0.15% of the Fund's average daily net assets in excess of $2 billion. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(34) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.10% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(35) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.10% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(36) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. The Management Fee was restated to reflect the current fee of the Fund. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.10% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(37) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.03% on the first $500 million of the Fund's average daily net assets and 0.05% of the Fund's average daily net assets in excess of $500 million. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(38) Other expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.56% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.50% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(39) Acquired Fund Fees and Expenses (AFFE) are annualized. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.50% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.50% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(40) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.10% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(41) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.10% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(42) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.10% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(43) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.10% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(44) Acquired Fund Fees and Expenses (AFFE) are annualized. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.70% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.50% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(45) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.15% on the first $100 million of the Fund's average daily net assets and 0.10% of the Fund's average daily net assets in excess of $100 million. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(46) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.05% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(47) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
     0.05% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.55% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(48) Acquired Fund Fees and Expenses (AFFE) are annualized. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.65% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(49) Other expenses and AFFE are based on estimates for the current fiscal year. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.64% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.45% of the Fund's average daily net assets for the Service Class. Both agreements will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(50) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that "Total Annual Fund Operating Expenses" do not exceed 1.15% annually. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such arrangement will continue until at least April 30, 2015.

(51) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administration services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.



Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees") which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:



   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,509       $2,746       $3,790       $6,126


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $659      $1,946       $3,190       $6,126


The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB Death Benefit and Lincoln Lifetime IncomeSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:



   1 year       3 years      5 years      10 years
-----------    ---------    ---------    ---------
   $1,448       $2,604       $3,622       $6,124


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



 1 year      3 years      5 years      10 years
--------    ---------    ---------    ---------
   $598      $1,804       $3,022       $6,124

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect Bonus Credits or Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage, Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage, and Annuity Payouts, and Appendix C - 4LATER (Reg. TM) Guaranteed Income Benefit. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.




Summary of Common Questions

What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln Life. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. See The Contracts. This contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions as not all state variations are discussed in this prospectus. Please check with your registered representative regarding their availability. This contract is no longer available for purchase.


What is the Variable Annuity Account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.


What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. Lincoln Lifetime IncomeSM Advantage Plus also has specific Investment Requirements, but is no longer available for purchase. See The Contracts - Investment Requirements.


What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments , Bonus Credits and Persistency Credits to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you receive Bonus Credits and you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value or Account Value if i4LIFE (Reg. TM) Advantage is elected. See Charges and Other Deductions.

If you withdraw Purchase Payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions - Surrender Charge.

We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a Guaranteed Period of the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.


What Purchase Payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are the Contractowner, joint owner or Annuitant. In addition, if you have purchased a Living Benefit Rider, you may be subject to certain restrictions in terms of your ability to make additional Purchase Payments. For some riders, you may be limited in the amount of Purchase Payments you make in any Benefit Year. For other riders, you may not be able to make any additional Purchase Payments as all. For more information about these limitations, please see The Contracts - Purchase Payments section in this prospectus. Also, see Appendix C for additional information on any restrictions that may apply to your Living Benefit Rider.


What is a Bonus Credit and a Persistency Credit? When Purchase Payments are made, we will credit an additional amount to the contract, known as a Bonus Credit. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payments. The Bonus Credit percentage will vary based on the owner's cumulative Purchase Payments, as defined in this prospectus. All Bonus Credits become part of the Contract Value at the same time as the corresponding Purchase Payments. Bonus Credits are not considered to be Purchase Payments. See The Contracts - Bonus Credits.

A Persistency Credit of 0.0625% (or 0.05% on contracts issued before June 6, 2005 or later in some states) of Contract Value less Purchase Payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts - Persistency Credits.


We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for Bonus Credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. After the fourteenth contract anniversary, the Persistency Credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.


How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, you may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts - Death Benefit.

May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to the Subaccount, you may only transfer 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. Transfers from the fixed account may be subject to an Interest Adjustment. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract and Guaranteed Periods.


What are Living Benefit Riders? Living Benefit Riders are optional riders that provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage) or, a minimum Annuity Payout (4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage with prior version of Guaranteed Income Benefit or without the Guaranteed Income Benefit). You may elect i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit if your contract was purchased prior to June 30, 2009. For contracts purchased on or after June 30, 2009, the only available Living Benefit Rider you may elect is i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit. If you own a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. These riders are discussed in detail in The Contracts - Living Benefit Riders and in Appendix C. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a Death Benefit, and the ability to make withdrawals during a defined period of time

(Access Period). We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage Death Benefit you choose.


What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the Contract Value at the time you elect i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln SmartSecurity (Reg.
TM) Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE (Reg. TM) Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, and Appendix C - 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is only available in contracts purchased prior to June 30, 2009.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home Office. In most states you assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return Privilege.

Where may I find more information about Accumulation Unit values? Appendix A and B to this prospectus provide more information about Accumulation Unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.


The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.




The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life or Company), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.


We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.

The general account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.



Financial Statements

The December 31, 2013 financial statements of the VAA and the December 31, 2013 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.

Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. Bonus Credits are allocated to the Subaccounts at the same time and at the same percentage as the Purchase Payments being made. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.


Certain Payments We Receive with Regard to the Funds


We (or our affiliates) incur expenses in promoting, marketing, and administering the contracts (and in our role as intermediary, the funds). With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.49%. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds

Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.


We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.

Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract's upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.


Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.


  o Invesco V.I. American Franchise Fund (Series II Shares): Capital growth.

     This fund is not available in contracts issued on or after May 24, 2004.


  o Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital.

     This fund is not available in contracts issued on or after May 24, 2004.


  o Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
    This fund is not available in contracts issued on or after May 24, 2004, but will reopen for all contracts on or about May 19, 2014.



AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
    L.P.


  o AllianceBernstein VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.

  o AllianceBernstein VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital.

     This fund is not available in contracts issued on or after June 6, 2005.


  o AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.



American Funds Insurance Series (Reg. TM), advised by Capital Research and Management Company


  o Global Growth Fund (Class 2): Long-term growth of capital.

     This fund is not available in contracts issued on or after November 15, 2010.


  o Global Small Capitalization Fund (Class 2): Long-term capital growth.

     This fund is not available in contracts issued on or after November 15, 2010.


  o Growth Fund (Class 2): Capital growth.

     This fund is not available in contracts issued on or after November 15, 2010.


  o Growth-Income Fund (Class 2): Long-term growth of capital and income.

     This fund is not available in contracts issued on or after November 15, 2010.


  o International Fund (Class 2): Long-term growth of capital.

     This fund is not available in contracts issued on or after November 15, 2010.


BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC


  o BlackRock Global Allocation V.I. Fund (Class III): High total investment return.



Delaware VIP (Reg. TM) Trust, advised by Delaware Management Company*


  o Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.

  o Emerging Markets Series (Service Class): Long-term capital appreciation.

  o High Yield Series (Service Class): Total return and, as a secondary objective, high current income.

     This fund is not available in contracts issued on or after November 15, 2010.


  o Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.

  o REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.

  o Small Cap Value Series (Service Class): Capital appreciation.

  o Smid Cap Growth Series (Service Class): Long-term capital appreciation. (Sub-advised by Delaware Investments Advisory Services)

  o U.S. Growth Series (Service Class): Long-term capital appreciation. (Sub-advised by Delaware Investments Advisory Services)

  o Value Series (Service Class): Long-term capital appreciation.



DWS Variable Series II, advised by Deutsche Investment Management Americas, Inc. and sub-advised by RREEF America L.L.C.


  o DWS Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.



Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and sub-advised by FMR CO., Inc.


  o Contrafund (Reg. TM) Portfolio (Service Class 2): Long-term capital appreciation.

  o Growth Portfolio (Service Class 2): To achieve capital appreciation.

  o Mid Cap Portfolio (Service Class 2): Long-term growth of capital.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.

  o Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
     (formerly Franklin Income Securities Fund)

  o Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
     (formerly Mutual Shares Securities Fund)

  o Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
     (formerly Templeton Global Bond Securities Fund)
    This fund is not available in contracts issued on or after June 30, 2009, but will reopen for all contracts on or about May 19, 2014.

  o Templeton Growth VIP Fund (Class 2): Long-term capital growth.

     (Sub-advised by Templeton Asset Management Limited)

     (formerly Templeton Growth Securities Fund)

     This fund is not available in contracts issued on or after June 4, 2007.


Janus Aspen Series, advised by Janus Capital Management LLC


  o Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.

     This fund is not available in contracts issued on or after June 6, 2005.


  o Enterprise Portfolio (Service Shares): Long-term growth of capital.

     This fund is not available in contracts issued on or after June 6, 2005.


  o Global Research Portfolio (Service Shares): Long-term growth of capital.

     This fund is not available in contracts issued on or after May 24, 2004.



Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund
    Advisor, LLC.

  o ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
     (Sub-advised by ClearBridge Investments, LLC)
     This fund will be available on or about May 19, 2014. Consult your financial advisor.



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.


  o LVIP American Century VP Mid Cap Value RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund.

     This fund is not available in contracts issued before November 15, 2010.


  o LVIP American Global Small Capitalization Fund (Service Class II):
     Long-term growth of capital; a master-feeder fund.

     This fund is not available in contracts issued before November 15, 2010.


  o LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund.

     This fund is not available in contracts issued before November 15, 2010.


  o LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund.

     This fund is not available in contracts issued before November 15, 2010.

  o LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund.
     This fund is not available in contracts issued before November 15, 2010.

  o LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.

     (Sub-advised by BAMCO, Inc.)


  o LVIP BlackRock Emerging Markets RPM Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.
     (Sub-advised by BlackRock Investment Management, LLC)

  o LVIP BlackRock Equity Dividend RPM Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities. (Sub-advised by BlackRock Investment Management, LLC)

  o LVIP BlackRock Global Allocation V.I. RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.

     (Sub-advised by BlackRock Financial Management, Inc.)


  o LVIP Capital Growth Fund (Service Class): Capital growth.
     (Sub-advised by Wellington Management Company, LLP)

  o LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation. (Sub-advised by CBRE Clarion Securities LLC)

  o LVIP ClearBridge Variable Appreciation RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP Columbia Small-Mid Cap Growth RPM Fund (Service Class): Capital appreciation.
     (Sub-advised by Columbia Management Investment Advisers, LLC)

  o LVIP Delaware Bond Fund (Service Class): Maximum current income (yield) consistent with a prudent investment strategy.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Diversified Floating Rate Fund (Service Class): Total return.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund (Service Class): Long-term capital growth.

     (Sub-advised by Delaware Management Company)*
     This fund is not available in contracts issued on or after June 30, 2009.


  o LVIP Delaware Growth and Income Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by Delaware Management Company)*
     This fund is not available in contracts issued on or after May 23, 2011.


  o LVIP Delaware Social Awareness Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by Delaware Management Company)*


  o LVIP Delaware Special Opportunities Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by Delaware Management Company)*


  o LVIP Dimensional Non-U.S. Equity RPM Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP Dimensional U.S. Equity RPM Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital.

  o LVIP Franklin Mutual Shares VIP RPM Fund (Service Class): Capital appreciation; a fund of funds.
     (formerly LVIP Franklin Mutual Shares Securities RPM Fund)

  o LVIP Global Income Fund (Service Class): Current income consistent with the preservation of capital.
     (Sub-advised by Mondrian Investment Partners Limited)

  o LVIP Invesco Diversified Equity-Income RPM Fund (Service Class): Capital appreciation and current income; a fund of funds.
     This fund will be available on or about May 19, 2014. Consult your financial advisor.

  o LVIP Invesco V.I. Comstock RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
     (Sub-advised by J. P. Morgan Investment Management, Inc.)

  o LVIP JPMorgan Mid Cap Value RPM Fund (Service Class): Long-term capital appreciation.
     (Sub-advised by J.P. Morgan Investment Management, Inc.)

  o LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
     This fund is not available in contracts issued on or after June 30, 2009.

  o LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
     This fund is not available in contracts issued on or after June 30, 2009.

  o LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
     This fund is not available in contracts issued on or after June 30, 2009.

  o LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.
     This fund is not available in contracts issued on or after June 30, 2009.

  o LVIP Managed Risk Profile Conservative Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.

  o LVIP Managed Risk Profile Growth Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds

  o LVIP Managed Risk Profile Moderate Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.

     (Sub-advised by Massachusetts Financial Services Company)


  o LVIP MFS International Growth RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP MFS Value Fund (Service Class): Capital appreciation.

     (Sub-advised by Massachusetts Financial Services Company)


  o LVIP Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (Sub-advised by Wellington Management Company, LLP)

  o LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.

     (Sub-advised by Mondrian Investment Partners Limited)


  o LVIP Money Market Fund (Service Class): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).

     (Sub-advised by Delaware Management Company)*


  o LVIP Multi-Manager Global Equity RPM Fund (Service Class): Long-term growth of capital; a fund of funds.
     This fund will be available on or about May 19, 2014. Consult your financial advisor.

  o LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
     (Sub-advised by Pacific Investment Management Company)
     This fund will be available on or about May 19, 2014. Consult your financial advisor.

  o LVIP SSgA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital.

  o LVIP SSgA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital.

  o LVIP SSgA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Global Tactical Allocation RPM Fund (Service Class): Long-term growth of capital; a fund of funds.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA International RPM Fund (Service Class): Capital appreciation; a fund of funds.

  o LVIP SSgA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Large Cap RPM Fund (Service Class): Capital appreciation; a fund of funds.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Moderately Aggressive Structured Allocation Fund (Service Class):
     A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP SSgA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000 (Reg. TM) Index, which emphasizes stocks of small U.S. companies.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Small-Cap RPM Fund (Service Class): Capital appreciation; a fund of funds.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.**

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.

     (Sub-advised by T. Rowe Price Associates, Inc.)


  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximum capital appreciation.

     (Sub-advised by T. Rowe Price Associates, Inc.)


  o LVIP Templeton Growth RPM Fund (Service Class): Long-term capital growth. (Sub-advised by Templeton Investment Counsel, LLC)

  o LVIP UBS Large Cap Growth RPM Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital. (Sub-advised by UBS Global Asset Management (Americas), Inc.)

  o LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.

  o LVIP VIP Contrafund (Reg. TM) RPM Portfolio (Service Class): Capital appreciation; a fund of funds.
     (Sub-advised by FMR CO., Inc.)

  o LVIP VIP Mid Cap RPM Portfolio (Service Class): Capital appreciation; a fund of funds.
     This fund will be available on or about May 19, 2014. Consult your financial advisor.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company


  o Core Equity Series (Service Class): Capital appreciation.

     This fund is not available in contracts issued on or after June 6, 2005.


  o Growth Series (Service Class): Capital appreciation.

  o Utilities Series (Service Class): Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC


  o Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.

     This fund is not available in contracts issued on or after June 4, 2007.


PIMCO Variable Insurance Trust, advised by PIMCO


  o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio (Advisor Class):
Maximum real return.

Putnam Variable Trust, advised by Putnam Investment Management, LLC


  o Global Health Care Fund (Class IB): Capital appreciation.

     (Sub-advised by Putnam Advisory Company, LLC and Putnam Investments
Limited)
     This fund is not available in contracts issued on or after May 24, 2004.


  o Growth & Income Fund (Class IB): Capital growth and current income.

     (Sub-advised by Putnam Investments Limited)
     This fund is not available in contracts issued on or after May 24, 2004.


* Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.



** "Standard & Poor's (Reg. TM)", "S&P 500 (Reg. TM)", "Standard & Poor's 500
   (Reg. TM)" and "500" are trademarks of Standard & Poor's Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.



Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.


Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.

Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:
 o remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering Annuity Payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The risks we assume include:

 o the risk that Annuitants receiving Annuity Payouts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;

 o the risk that Death Benefits paid will exceed the actual Contract Value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup Bonus Credits paid into the contract by us when Purchase Payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA

For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:


                                       Estate         Enhanced Guaranteed     Guarantee of
                                    Enhancement          Minimum Death      Principal Death   Account Value
                                Benefit rider (EEB)     Benefit (EGMDB)         Benefit       Death Benefit
                               --------------------- --------------------- ----------------- --------------
      Mortality and expense risk
  charge......................        1.90%                 1.70%               1.45%            1.40%
      Administrative charge...        0.10%                 0.10%               0.10%            0.10%
                                       ----                  ----                ----             ----
      Total annual charge for
  each Subaccount*............        2.00%                 1.80%               1.55%            1.50%

* For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.80%; EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.


Surrender Charge

A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.



                                                      Number of contract anniversaries since
                                                          Purchase Payment was invested
                                              ------------------------------------------------------
                                                 0       1      2    3    4    5    6    7    8   9+
                                              ------- ------- ---- ---- ---- ---- ---- ---- ---- ---
      Surrender charge as a percentage of the
       surrendered or withdrawn Purchase
       Payments.............................. 8.50%   8.50%   8%   7%   6%   5%   4%   3%   2%   0%

A surrender charge does not apply to:
 o A surrender or withdrawal of a Purchase Payment beyond the ninth anniversary since the Purchase Payment was invested;
 o Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments;
 o Purchase Payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE (Reg. TM) Advantage option;
 o A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
 o A surrender or withdrawal of any Purchase Payments as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, if such Purchase Payments were received by us more than 12 months prior to the admittance, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any Purchase Payments, if such Purchase Payments were received by us more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender of the contract as a result of the death of the Contractowner or Annuitant;
 o A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary since the Purchase Payment was invested for any contract issued to Selling Group Individuals. For Selling Group Individuals, a reduced schedule of surrender charges applies;
 o A surrender or annuitization of Bonus Credits and Persistency Credits;
 o Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE (Reg. TM) Advantage option;

 o Regular Income Payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATER (Reg. TM) or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefits, or periodic payments made under any Annuity Payout option made available by us;

 o Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, subject to certain conditions.

For purposes of calculating the surrender charge on withdrawals, we assume that:


1.The free amount will be withdrawn from Purchase Payments on a first in-first out "(FIFO)" basis.


2.Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted; then
  o from Bonus Credits.

3.On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
  o from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and Persistency Credits until exhausted; then
  o from Bonus Credits attributable to Purchase Payments to which a surrender charge no longer applies until exhausted; then
  o from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
  o from Bonus Credits attributable to Purchase Payments to which a surrender charge still applies.

We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.

If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Account Fee

During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to Selling Group Individuals.


Rider Charges


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.

Lincoln Lifetime IncomeSM Advantage Charge. While this rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage. The rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage single life or joint life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus was purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See Appendix C - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent Purchase Payments and Bonus Credits, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. For riders purchased on and after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.


The annual rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge.

Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge for your rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchased Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus Option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus Option riders are no longer available for purchase as of June 30, 2009.

Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage. The rider charge is currently equal to an annual rate of:

1) 0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (the current annual percentage charge will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.85% of the Guaranteed Amount (0.2125% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, single life option (and also prior version of Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up) (the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or

3) 1.00% of the Guaranteed Amount (0.25% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, joint life option (the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See Appendix C - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount (initial Purchase Payment and any Bonus Credits or Contract Value at the time of election) as increased for subsequent Purchase Payments and any Bonus Credits and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount and the fixed side of the contract on the Valuation Date the rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the single or joint life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Because Bonus Credits increase the Guaranteed Amount, Bonus Credits also increase the amount we deduct for the cost of the rider. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the Valuation Date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE (Reg. TM) Advantage or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments (and Bonus Credits) made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.


All versions of this rider are no longer available for purchase.

4LATER (Reg. TM) Advantage Charge. Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment and any Bonus Credit if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, any Bonus Credits, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER (Reg. TM) rider charge multiplied by the Income Base will be deducted from the Subaccounts on every third month anniversary of the later of the 4LATER (Reg. TM) rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER (Reg. TM) rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) rider charge based on the Income Base immediately prior to the reset will be made on the Valuation Date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the Periodic Income Commencement Date, a pro-rata amount of the 4LATER (Reg. TM) rider charge will be deducted upon termination of the 4LATER (Reg.
TM) rider for any reason other than death. On the Periodic Income Commencement Date, a pro-rata deduction of the 4LATER (Reg. TM) rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.


This rider is no longer available for purchase.

i4LIFE (Reg. TM) Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE (Reg. TM) Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage becomes effective (or your initial Purchase Payment and Bonus Credit if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.

The annual rate of the i4LIFE (Reg. TM) Advantage charge during the Access Period is: 1.90% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 1.95% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.20% for the i4LIFE (Reg. TM) Advantage EGMDB. During the Lifetime Income Period, the charge for all Death Benefit options is 1.65%. This charge consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charges replace the Separate Account Annual Expenses for the base contract. If i4LIFE (Reg. TM) Advantage is elected at the issue of the contract i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE (Reg. TM) Advantage section for explanations of the Account Value, the Access Period, and the Lifetime Income Period.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Charge. Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% (2.40% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.60% (2.45% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.85% (2.70% for version 1, 2 and 3) for the i4LIFE (Reg. TM) Advantage EGMDB.

If you elect the joint life option, Guaranteed Income Benefit (version 4) is subject to a current annual charge of 0.85% of the Account Value which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.75% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.80% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 3.05% for the i4LIFE (Reg. TM) Advantage EGMDB. These charges replace the Separate Account Annual Expenses for the base contract.

The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step up of the Guaranteed Income Benefit (version 4) or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time of the step-up the Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% (version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (version 4) or step-up period election (versions 2 or 3) for you and your percentage charge is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within

30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE (Reg. TM) Advantage section of this prospectus). For version 4, future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.


After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE (Reg. TM) Advantage charge will continue.


i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit is only available for purchase in contracts issued prior to June 30, 2009.

i4LIFE (Reg. TM) Advantage with 4LATER (Reg. TM) Guaranteed Income Benefit Charge for purchasers who previously purchased 4LATER (Reg. TM) Advantage. The 4LATER (Reg. TM) Guaranteed Income Benefit for purchasers who previously purchased 4LATER (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% for the i4LIFE (Reg. TM) Account Value Death Benefit; 2.60% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.85% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.

On and after the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the Periodic Income Commencement Date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.

After the Periodic Income Commencement Date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time you elect a new 15-year step-up period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the Periodic Income Commencement Date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.40% for the i4LIFE (Reg. TM) Advantage Account Value Death Benefit; 2.45% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit; and 2.70% for the i4LIFE (Reg. TM) Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.


The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).


After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE (Reg. TM) Advantage charge will continue.


The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.

Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%.



Other Charges and Deductions

The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Interest Adjustment if applicable. See Fixed Side of the Contract.

The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.



Additional Information

The charges described previously may be reduced or eliminated for any particular contract or an additional Bonus Credit may be paid.. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o sales to Selling Group Individuals,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you directly or through your sales representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Home Office approval.


When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Home Office, an initial Purchase Payment and its corresponding Bonus Credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment and its corresponding Bonus Credit within two business days.


Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.



Purchase Payments

You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments since the requirements of your state may vary. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.


Purchase Payments totaling $2 million or more are subject to Home Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are a Contractowner, joint owner, or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. If you stop making Purchase Payments, the contract will remain in force, however, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.

If you elect a Living Benefit Rider (other than i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. State variations may apply. Please see your contract or contact your registered representative for more information. If you elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Guaranteed Income Benefit has been elected.

These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE (Reg.
TM) Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. See the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.



Bonus Credits

In some states, the term Bonus Credit may be referred to as value enhancement or a similar term in the contract. For each Purchase Payment made into the contract, we will credit the contract with a Bonus Credit. The amount of the Bonus Credit will be added to the value of the contract at the same time and allocated in the same percentage as the Purchase Payment. The amount of the Bonus Credit is calculated as a percentage of the Purchase Payment made. The amount of any Bonus Credit applied to the contract will be noted on the confirmation sent after each Purchase Payment. The Bonus Credit percentage is based on the owner's investment at the time each Purchase Payment is made according to the following scale:


Owner's Investment               Bonus Credit %
------------------------------- ---------------
      Less than $100,000 .           3.00%
      $100,000-$999,999 .            4.00%
      $1,000,000 or greater .        5.00%

On or after May 1, 2008, owner's investment is defined as the sum of:


   1. the current Contract Values (including the Contract Values of the contract into which the Purchase Payment is being added) as of the most recent Valuation Date prior to the date the Purchase Payment is submitted to us for any of the individual Lincoln Life nonqualified annuity contracts owned by you, your spouse, and any of your children under the age of 21 (see Appendix D), as well as any other individual Lincoln Life variable annuity contracts that may be available by us in the future for this purpose; plus


   2. the amount of the current Purchase Payment made into the contract.
   If you, your spouse, or any of your children under the age of 21 are named the Annuitant under any contract under (1) above, and the owner is a non-natural owner (for example: a corporation or a trust), then you may include these account values in the calculation of the owner's investment for nonqualified contracts.

Prior to May 1, 2008, the owner's investment at the time of a Purchase Payment is equal to the sum of (1) all prior Purchase Payments made to your contract; plus (2) the current Purchase Payment made to your contract; minus (3) all prior withdrawals of Purchase Payments from your contract.

At the time you make a Purchase Payment you are responsible for providing us with the current Contract Values of the individual Lincoln Life nonqualified variable annuities that you, your spouse or your children under the age of 21 own in order to be included in the calculation of the Owner's Investment. You or your broker dealer representative may ascertain the current Contract Values for those contracts by contacting us through the telephone, internet or other electronic means. You or your broker dealer representative may then indicate the amount of Contract Values that may be used in calculating the amount of the owner's investment when submitting the Purchase Payment to us. If upon review of the current Contract Values provided to us we determine that the amounts are inaccurate we will contact you and request that you provide us written documentation to substantiate the amount of the Contract Values provided by you or your broker dealer representative. See the listing at the end of this prospectus of all eligible variable annuity contracts that may be included in the owner's investment. We reserve the right to add or remove annuity contracts as being eligible to be included in the owner's investment as our business needs may dictate. If we make a change to the eligible annuity contracts listing we will notify you no more than annually by updating the prospectus.

Tax qualified annuity contracts (including IRAs) cannot be used when determining the amount of the owner's investment. Inclusion of qualified contracts could result in loss of the tax qualified status or tax penalties. It is your responsibility to provide us with Contract Values for only nonqualified contracts.

During the first contract year if you make any Purchase Payment(s) after the initial Purchase Payment ("subsequent Purchase Payment"), we may add a Bonus Credit ("additional Bonus Credit") to the contract that is in addition to any Bonus Credit that was previously added to the contract and the Bonus credit that is added due to the subsequent Purchase Payment. The additional Bonus Credit will be added to the contract if the subsequent Purchase Payment increases the owner's investment to a dollar level that qualifies for a higher Bonus Credit percentage than the Bonus Credit percentage that any prior Purchase Payments qualified for. The additional Bonus Credit will be added to your contract at the time the subsequent Purchase Payment is made. The Bonus Credit percentage for the additional Bonus Credit will be the difference between the higher Bonus Credit percentage that the subsequent Purchase Payment qualifies for and the Bonus Credit percentage that the prior Purchase Payments qualified for. We will then multiply the sum of all prior first year Purchase Payments by this Bonus Credit percentage to determine the amount of the additional Bonus Credit. You may receive more than one additional Bonus Credit during the first Contract Year as we will add an additional Bonus Credit anytime a subsequent Purchase Payment increases the amount of the total Purchase Payments to an amount that qualifies for a higher Bonus Credit percentage.

We offer a variety of variable annuity contracts. The amount of the Bonus Credit may be more than offset by higher surrender charges associated with the Bonus Credit. Similar products that do not offer Bonus Credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the Bonus Credits in this contract and the performance of the owner's chosen Subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.

Persistency Credits

Contractowners will receive a Persistency Credit on a quarterly basis after the fourteenth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least 14 years, by 0.0625% (or 0.05% on contracts issued before June 6, 2005 or later in some states). This Persistency Credit will be allocated to the variable Subaccounts and the fixed Subaccounts in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.


There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.



Valuation Date

Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.


Allocation of Purchase Payments

Purchase Payments allocated to the variable account are placed into the VAA's Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available. Corresponding Bonus Credits will be allocated to the Subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate Purchase Payments.

The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000, subject to state approval.


If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Home Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date.


The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of Accumulation Units

Purchase Payments and Bonus Credits allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments and Bonus Credits are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:

1.The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

2.The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.

The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.

Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs. These transfer rights and restrictions also apply during the i4LIFE (Reg. TM) Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE (Reg. TM) Advantage Account Value). See i4LIFE (Reg. TM) Advantage.

The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.


A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Home Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit Value computed on the next Valuation Date.

There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date.


If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:
 o total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.

Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustment.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Telephone and Electronic Transactions

A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

Market Timing

Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.


You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.


Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a Contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.


Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.

These provisions also apply during the i4LIFE (Reg. TM) Advantage Lifetime Income Period. See i4LIFE (Reg. TM) Advantage.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the Annuitant(s) will be the owner. The owner may name a joint owner.


As Contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Non-qualified contracts may not be collaterally assigned. Assignments may have an adverse impact on any Death Benefits or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular feature. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant


The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us of the change, however we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts - Death Benefit. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.



Surrenders and Withdrawals

Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.

The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Home Office. If we receive a surrender or withdrawal request in Good Order at our Home Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit Value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Home Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home Office. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home Office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.

You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:

 o the Annuity Commencement Date;

 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.


We reserve the right to restrict access to this program at any time.


A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the variable Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions - Surrender Charge and Fixed Side of the Contract - Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is available for amounts allocated to the fixed account, if applicable.


The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period. As of May 1, 2010, this service is no longer available unless the Contractowner had enrolled in this service prior to this date.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.


Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.



Asset Allocation Models


Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the Subaccounts. We will deduct any withdrawals you make from the Subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.


In order to maintain the model's specified Subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.



The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.


The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements and Appendix C - Discontinued Living Benefit Riders.


The models are as follows:
 o The Lincoln SSgA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately
   40% in three equity Subaccounts and 60% in one fixed income Subaccount.
   This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
   This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued after June 30, 2009.

 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in three equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in seven equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued after June 30, 2009.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.

Your registered representative will have more information on the specific investments of each model.


Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. You should consult with your registered representative to determine if this strategy is suitable for you. If you are seeking a more aggressive strategy, this strategy may not be appropriate for you.




                                             % of Contract Value
                                            --------------------
      Franklin Income VIP Fund.............         34%
      Franklin Mutual Shares VIP Fund......         33%
      LVIP Templeton Growth RPM Fund.......         33%


Death Benefit

The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.

 UPON DEATH OF:    AND...
Contractowner     There is a surviving joint owner
 Contractowner     There is no surviving joint owner
Contractowner     There is no surviving joint owner
                  and the Beneficiary predeceases the
                  Contractowner
 Annuitant         The Contractowner is living
Annuitant         The Contractowner is living
 Annuitant**       The Contractowner is a trust or
                  other non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
Contractowner     The Annuitant is living or deceased    joint owner
 Contractowner     The Annuitant is living or deceased    designated Beneficiary
Contractowner     The Annuitant is living or deceased    Contractowner's estate
 Annuitant         There is no contingent Annuitant       The youngest Contractowner
                                                         becomes the contingent Annuitant
                                                         and the contract continues. The
                                                         Contractowner may waive* this
                                                         continuation and receive the Death
                                                         Benefit proceeds.
Annuitant         The contingent Annuitant is living     contingent Annuitant becomes the
                                                         Annuitant and the contract continues
 Annuitant**       No contingent Annuitant allowed        designated Beneficiary
                  with non-natural Contractowner



* Notification from the Contractowner to select the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

** Death of Annuitant is treated like death of the Contractowner.



If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE (Reg. TM) Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.

You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.

You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.

Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.

If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.


Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.


Account Value Death Benefit. Contractowners who purchase their contracts on or after June 6, 2005 (or later in those states that have not approved the contract changes), may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Appendix C - Lincoln Lifetime IncomeSM Advantage).

For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all Purchase Payments is reduced by the sum of all withdrawals. In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.

For contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Appendix C - Lincoln Lifetime IncomeSM Advantage); or
 o the highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom the death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.


In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.


The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.


You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states), you may instead choose the Account Value Death Benefit. We will deduct the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.


Estate Enhancement Benefit Rider (EEB Rider). The amount of Death Benefit payable under this rider is the greatest of the following amounts:
 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or
 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See Appendix C - Lincoln Lifetime IncomeSM Advantage); or
 o the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is adjusted for certain transactions. It is increased by Purchase Payments and Bonus Credits made on or after that contract anniversary on which the highest Contract Value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the Contract Value; or
 o the current Contract Value as of the Valuation Date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (surrender charges for example) and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest Contractowner, joint owner (if applicable), or Annuitant on the date when the rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB rider is not available if the oldest Contractowner, joint owner (if applicable), or Annuitant is age 76 or older at the time the rider would become effective.

Contract earnings equal:
 o the Contract Value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); minus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the Contract Value as of the effective date of this rider (determined before the allocation of any Purchase Payments on that date); plus
 o each Purchase Payment that is made to the contract on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the Contractowner, joint owner (if applicable) or Annuitant; minus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where

(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

     (i) is the Contract Value immediately prior to the withdrawal; and

     (ii) is the amount of Purchase Payments made into the contract prior to the withdrawal.


The EEB rider may not be available in all states. Please check with your registered representative regarding availability of this rider. The EEB rider can only be elected at the time the contract is purchased. The EEB Rider is not available if you have elected i4LIFE (Reg. TM) Advantage.


The EEB rider may not be terminated unless you surrender the contract or the contract is in the Annuity Payout period.


General Death Benefit Information


Only one of these Death Benefits may be in effect at any one time. This benefit terminates if you elect i4LIFE (Reg. TM) Advantage or if you elect an annuitization option. i4LIFE (Reg. TM) Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE (Reg. TM) Advantage - i4LIFE (Reg. TM) Advantage Death Benefit section of this prospectus for more information.


If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).

If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.

Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.


If the EEB rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the Annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current Contract Value (after crediting any Death Benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving Annuitant is 76 or older, the EEB Death Benefit will be reduced to the EGMDB and your total annual charge will be reduced to the EGMDB charge.

The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
 o If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or
 o If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary's life expectancy.

Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be "escheated". This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.

To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by filing a written request with our Home Office.

SecureLine (Reg. TM). As of February 3, 2014, SecureLine (Reg. TM) is no longer offered. Prior to February 3, 2014, in the case of a death of one of the parties to the annuity contract, if the recipient of the Death Benefit had elected a lump sum settlement and the Death Benefit was over $10,000, the proceeds were placed into a SecureLine (Reg. TM) account in the recipient's name as the owner of the account. SecureLine (Reg. TM) is a service that helped the recipient manage the Death Benefit proceeds. With SecureLine (Reg. TM), an interest bearing account was established from the proceeds payable on a policy or contract administered by us. The recipient is the owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine (Reg. TM) account.

Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account. The balance in the recipient's SecureLine (Reg.
TM) account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient's account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient's SecureLine (Reg. TM) account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine (Reg.
TM) account is not necessarily that credited to the fixed account.

There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.


Investment Requirements


If you purchased a Living Benefit Rider (Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, Lincoln SmartSecuritySM Advantage, or Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage), you are subject to Investment Requirements, which means you are limited in how much you can invest in certain Subaccounts of your contract. Investment Requirements apply whether you purchase a Living Benefit Rider at contract issue, or if you add a Living Benefit Rider to an existing contract. The Living Benefit Rider you purchased and the date of purchase will determine which Investment Requirements Option applies to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchased i4LIFE (Reg. TM) without Guaranteed Income Benefit, you are not subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds' overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser's risk management strategy depends, in part, on the adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund's benefit. There is no guarantee that the strategy can achieve or maintain the fund's optimal risk targets. The fund's performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.

These funds are included under Investment Requirements in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds' current prospectuses. Fund prospectuses are available by contacting us.


Under each option, we have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchased the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.


The chart below is provided to help you determine which option of Investment Requirements, if any, applies to the Living Benefit Rider you purchased. If you have not elected a Living Benefit Rider, the Investment Requirements will not apply to your contract.

 IF YOU ELECT...                                                    AND THE DATE OF ELECTION IS...
Lincoln Lifetime IncomeSM Advantage                                Between February 19, 2008 and January 19, 2009
                                                                   On or after January 20, 2009
 Lincoln SmartSecurity (Reg. TM) Advantage                          Prior to April 10, 2006
                                                                   April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
4LATER (Reg. TM) Advantage                                         April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    Prior to April 10, 2006
                                                                   On or after April 10, 2006
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    April 10, 2006 through January 19, 2009
                                                                   On or after January 20, 2009
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    Between October 6, 2008 and January 19, 2009
                                                                   On or after January 20, 2009
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    On or after November 15, 2010



                                                                    YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                                   INVESTMENT REQUIREMENTS
Lincoln Lifetime IncomeSM Advantage                                Option 2
                                                                   Option 3
 Lincoln SmartSecurity (Reg. TM) Advantage                          N/A
                                                                   Option 1
                                                                   Option 3
4LATER (Reg. TM) Advantage                                         Option 1
                                                                   Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.1)    N/A
                                                                   Option 1
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.2)    Option 1
                                                                   Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.3)    Option 2
                                                                   Option 3
i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (v.4)    Option 3

Investment Requirements - Option 1

No more than 35% of your Contract Value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following Subaccounts ("Limited Subaccounts") (Note: not all Subaccounts are available with all contracts):

 o AllianceBernstein VPS Global Thematic Growth Portfolio

 o AllianceBernstein VPS Small/Mid Cap Value Portfolio

 o American Funds Global Growth Fund
 o American Funds Global Small Capitalization Fund
 o American Funds International Fund
 o Delaware VIP (Reg. TM) Emerging Markets Series
 o Delaware VIP (Reg. TM) High Yield Series
 o Delaware VIP (Reg. TM) REIT Series
 o Delaware VIP (Reg. TM) Small Cap Value Series
 o Delaware VIP (Reg. TM) Smid Cap Growth Series

 o Fidelity (Reg. TM) VIP Mid-Cap Portfolio
 o Franklin Income VIP Fund
 o Franklin Mutual Shares VIP Fund
 o Invesco V.I. International Growth Fund

 o Janus Aspen Enterprise Portfolio
 o Janus Aspen Global Research Portfolio
 o LVIP Baron Growth Opportunities Fund
 o LVIP BlackRock Emerging Markets RPM Fund
 o LVIP Clarion Global Real Estate Fund
 o LVIP Columbia Small-Mid Cap Growth RPM Fund
 o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund
 o LVIP Delaware Special Opportunities Fund

 o LVIP Dimensional Non-U.S. Equity RPM Fund
 o LVIP JPMorgan High Yield Fund
 o LVIP JPMorgan Mid Cap Value RPM Fund

 o LVIP Managed Risk Profile 2040 Fund
 o LVIP MFS International Growth Fund

 o LVIP Mid-Cap Value Fund
 o LVIP Mondrian International Value Fund

 o LVIP Multi-Manager Global Equity RPM Fund
 o LVIP SSgA Developed International 150 Fund

 o LVIP SSgA Emerging Markets 100 Fund
 o LVIP SSgA International Index Fund
 o LVIP SSgA Small-Cap Index Fund
 o LVIP SSgA Small-Mid Cap 200 Fund
 o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
 o LVIP Templeton Growth RPM Fund
 o LVIP Vanguard International Equity ETF Fund

 o MFS (Reg. TM) VIT Growth Series

 o MFS (Reg. TM) VIT Utilities Series
 o Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio

 o Putnam VT Global Health Care Fund
 o Templeton Growth VIP Fund

All other variable Subaccounts will be referred to as "Non-Limited Subaccounts" except DWS Alternative Asset Allocation VIP Portfolio, PIMCO VIT Commodity Real Return (Reg. TM) Strategy Portfolio and ClearBridge Variable Mid Cap Core Portfolio which are not available. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Franklin Templeton Founding Investment Strategy are also unavailable for investment.


You can select the percentages of Contract Value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total Contract Value. On each quarterly anniversary of the effective date of any of these benefits, if the Contract Value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your Contract Value so that the Contract Value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total Contract Value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.

If rebalancing is required, the Contract Value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the Contract Value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no Contract Value in the Non-Limited Subaccounts at that time, all Contract Value removed from the Limited Subaccounts will be placed in the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series Subaccount. We reserve the right to designate a different investment option other than the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option should there be no Contract Value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement.


We may move Subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of Contract Value allowed in the Limited Subaccounts or change the frequency of the Contract Value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1.drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2.submit your own reallocation instructions for the Contract Value in excess of 35% in the Limited Subaccounts; or

3.take no action and be subject to the quarterly rebalancing as described above.


Investment Requirements - Option 2

You can select the percentages of Contract Value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.


In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements, then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg. TM) Limited-Term Diversified Income Series as the default investment option (or any other Subaccount that we may designate for that purpose). These investments will become your allocation instructions until you tell us otherwise.


We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;

2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional Purchase Payments or to future transfers of contract value. You will not be required to change allocations to existing Subaccounts, but you will not be allowed to add money, by either an additional Purchase Payment or a contract transfer, in excess of the new percentage applicable to a Subaccount or Subaccount group. This does not apply to Subaccounts added to Investment Requirements on or after June 30, 2009.

4. for Subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the Subaccount groups are as follows:



 Group 1                                                   Group 2
Investments must be at least 25% of Contract              Investments cannot exceed 75% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- -------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          All other Subaccounts except those in Group 3
 Delaware VIP (Reg. TM) High Yield Series                 and as discussed below.
 Delaware VIP (Reg. TM) Limited-Term Diversified Income
  Series
 LVIP BlackRock Inflation Protected Bond Fund
 LVIP Delaware Bond Fund
 LVIP Delaware Diversified Floating Rate Fund
 LVIP Dimensional/Vanguard Total Bond Fund
 LVIP Global Income Fund
 LVIP PIMCO Low Duration Bond Fund
 LVIP SSgA Bond Index Fund
 Templeton Global Bond VIP Fund



 Group 1                                                   Group 3
Investments must be at least 25% of Contract              Investments cannot exceed 10% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- ------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          Delaware VIP (Reg. TM) REIT Series
 Delaware VIP (Reg. TM) High Yield Series                 DWS Alternative Asset Allocation VIP Portfolio
 Delaware VIP (Reg. TM) Limited-Term Diversified Income   LVIP BlackRock Emerging Markets RPM Fund
  Series                                                  LVIP SSgA Emerging Markets 100 Fund
 LVIP BlackRock Inflation Protected Bond Fund
 LVIP Delaware Bond Fund
 LVIP Delaware Diversified Floating Rate Fund
 LVIP Dimensional/Vanguard Total Bond Fund
 LVIP Global Income Fund
 LVIP PIMCO Low Duration Bond Fund
 LVIP SSgA Bond Index Fund
 Templeton Global Bond VIP Fund



The PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio and the ClearBridge Variable Mid Cap Core Portfolio are not available. The fixed account is only available for dollar cost averaging.

To satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts on the following list, as applicable to your contract. If you allocate less than 100% of Contract Value to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your Contract Value to the Franklin Templeton Founding Investment Strategy (Franklin Income VIP Fund 34%, LVIP Templeton Growth RPM Fund 33% and Franklin Mutual Shares VIP Fund 33%).

o BlackRock Global Allocation V.I. Fund

o Delaware VIP (Reg. TM) Diversified Income Series
o Delaware VIP (Reg. TM) High Yield Series
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series

o Franklin Income VIP Fund
o LVIP BlackRock Global Allocation V.I. RPM Fund

o LVIP BlackRock Inflation Protected Bond Fund
o LVIP Delaware Bond Fund
o LVIP Delaware Diversified Floating Rate Fund
o LVIP Dimensional/Vanguard Total Bond Fund
o LVIP Global Income Fund

o LVIP Managed Risk Profile 2010 Fund
o LVIP Managed Risk Profile 2020 Fund
o LVIP Managed Risk Profile 2030 Fund
o LVIP Managed Risk Profile 2040 Fund

o LVIP Managed Risk Profile Conservative Fund
o LVIP Managed Risk Profile Growth Fund
o LVIP Managed Risk Profile Moderate Fund
o LVIP PIMCO Low Duration Bond Fund

o LVIP SSgA Bond Index Fund
o LVIP SSgA Global Tactical Allocation RPM Fund
o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund

o LVIP SSgA Moderately Aggressive Structured Allocation Fund
o Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Managed Risk Profile Moderate Fund, the LVIP Managed Risk Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund, the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds) or the Franklin Income VIP Fund or to one of the following models: Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Structured Conservative Model, and Lincoln SSgA Structured Moderate Model.

After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.


Investment Requirements - Option 3


For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.


You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.


In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not contain any Subaccounts that meet the Investment Requirements then that portion of the rebalanced Contract Value that does not meet the Investment Requirements will be allocated to the Delaware VIP (Reg.
TM) Limited-Term Diversified Income Series as the default investment option or any other Subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.


We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the Subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements; or

2. submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.


At this time, the Subaccount groups are as follows:




 Group 1                                                   Group 2
Investments must be at least 30% of Contract              Investments cannot exceed 70% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- -------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          All other Subaccounts except those in Group 3
 Delaware VIP (Reg. TM) Limited-Term Diversified Income   and as described below.
  Series
 LVIP BlackRock Inflation Protected Bond Fund
 LVIP Delaware Bond Fund
 LVIP Delaware Diversified Floating Rate Fund
 LVIP Dimensional/Vanguard Total Bond Fund
 LVIP Global Income Fund
 LVIP PIMCO Low Duration Bond Fund
 LVIP SSgA Bond Index Fund




 Group 1                                                   Group 3
Investments must be at least 30% of Contract              Investments cannot exceed 10% of Contract
Value or Account Value (if i4LIFE (Reg. TM) Advantage     Value or Account Value (if i4LIFE (Reg. TM) Advantage
with Guaranteed Income Benefit is in effect)              with Guaranteed Income Benefit is in effect)
--------------------------------------------------------- ------------------------------------------------------
 Delaware VIP (Reg. TM) Diversified Income Series          AllianceBernstein VPS Global Thematic Growth
 Delaware VIP (Reg. TM) Limited-Term Diversified Income   Portfolio
  Series                                                  Delaware VIP (Reg. TM) Emerging Markets Series
 LVIP BlackRock Inflation Protected Bond Fund             Delaware VIP (Reg. TM) REIT Series
 LVIP Delaware Bond Fund                                  DWS Alternative Asset Allocation VIP Portfolio
 LVIP Delaware Diversified Floating Rate Fund             LVIP BlackRock Emerging Markets RPM Fund
 LVIP Dimensional/Vanguard Total Bond Fund                LVIP Clarion Global Real Estate Fund
 LVIP Global Income Fund                                  LVIP SSgA Emerging Markets 100 Fund
 LVIP PIMCO Low Duration Bond Fund                        MFS (Reg. TM) VIT Utilities Series
 LVIP SSgA Bond Index Fund




The PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio, ClearBridge Variable Mid Cap Core Portfolio and the Franklin Templeton Founding Investment Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall will fall into Group 2 and be subject to Group 2 restrictions.

o BlackRock Global Allocation V.I. Fund
o Delaware VIP (Reg. TM) Diversified Income Series
o Delaware VIP (Reg. TM) Limited-Term Diversified Income Series
o LVIP BlackRock Global Allocation V.I. RPM Fund
o LVIP BlackRock Inflation Protected Bond Fund
o LVIP Delaware Bond Fund
o LVIP Delaware Diversified Floating Rate Fund
o LVIP Dimensional/Vanguard Total Bond Fund
o LVIP Global Income Fund
o LVIP Managed Risk Profile 2010 Fund
o LVIP Managed Risk Profile 2020 Fund
o LVIP Managed Risk Profile Conservative Fund
o LVIP Managed Risk Profile Growth Fund

o LVIP Managed Risk Profile Moderate Fund
o LVIP PIMCO Low Duration Bond Fund
o LVIP SSgA Bond Index Fund

o LVIP SSgA Global Tactical Allocation RPM Fund
o LVIP SSgA Conservative Index Allocation Fund
o LVIP SSgA Conservative Structured Allocation Fund
o LVIP SSgA Moderate Index Allocation Fund
o LVIP SSgA Moderate Structured Allocation Fund
o LVIP SSgA Moderately Aggressive Index Allocation Fund
o LVIP SSgA Moderately Aggressive Structured Allocation Fund

o

To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your Contract Value to: the LVIP Managed Risk Profile Conservative Fund, the LVIP SSgA Conservative Structured Allocation Fund or the LVIP SSgA Conservative Index Allocation Fund (each a fund of funds), or, if your contract was purchased prior to November 15, 2010, to one of the following models: Lincoln SSgA Conservative Index Model and the Lincoln SSgA Structured Conservative Model. After the seventh Benefit Year anniversary, if your rider continues, you may invest in other Subaccounts in your contract, subject to Investment Requirements applicable to your purchase date of Lincoln Lifetime IncomeSM Advantage.



Living Benefit Riders


For contracts purchased on or after June 30, 2009, the following optional Living Benefit Riders described in this prospectus are no longer available for election:

 o Lincoln Lifetime IncomeSM Advantage
 o Lincoln Lifetime IncomeSM Advantage Plus
 o Lincoln SmartSecurity (Reg. TM) Advantage
 o 4LATER (Reg. TM) Advantage
 o i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit

For contracts purchased prior to June 30, 2009, Contractowners will have the option to elect i4LIFE (Reg. TM) Advantage in the future with the version of the Guaranteed Income Benefit available at the time of the election, if any. We reserve the right to discontinue offering i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.

i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit will continue to be available for purchase by both new and existing Contractowners.


Appendix C to this prospectus provides a detailed description of the following Living Benefit Riders: Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity (Reg. TM) Advantage, and 4LATER (Reg. TM) Advantage.

Before electing to drop an existing Living Benefit Rider you should consider that you will no longer be able to repurchase that rider or any other Living Benefit Rider (except i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit and, for contracts purchased before June 30, 2009, with the Guaranteed Income Benefit, if available). You should consider whether you will be eligible to purchase i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) which is currently only available for contracts with Contract Values of at least $50,000 and before an annuity payment option is elected. i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit must be elected by age 80 (qualified contracts) or age 95 (non-qualified contracts).You should also consider whether the features of i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) will be sufficient to meet your future income needs. Contractowners might consider purchasing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit if they need an income program that provides periodic variable income payments for life, with a minimum payout floor, the ability to make withdrawals during a defined period of time

(Access Period) and a Death Benefit during the Access Period. i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit uses a different annuity factor to calculate payments and Contractowners might consider other annuity payment options if their annuity payments would be higher. Please refer to The Contracts - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit section of this prospectus for more details. Before deciding to drop an existing rider you should consult with your broker dealer representative.


The benefits of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.

The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract's effective date.



i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. If your contract was purchased prior to June 30, 2009, you may also purchase the i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit (version 4) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charge.

i4LIFE (Reg. TM) Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE (Reg. TM) Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE (Reg. TM) Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE (Reg.
TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE (Reg. TM) Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charge.

i4LIFE (Reg. TM) Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE (Reg. TM) Advantage election form to our Home Office. When you elect i4LIFE (Reg. TM) Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on non-qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a non-qualified annuity contract.


If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.


When you elect i4LIFE (Reg. TM) Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE (Reg.
TM) Advantage, unless you elect a less expensive Death Benefit option. If you had previously elected the EEB Death Benefit, you must elect a new Death Benefit. Once i4LIFE (Reg. TM) Advantage begins, any prior Death Benefit election will terminate and the i4LIFE (Reg. TM) Advantage Death Benefit will be in effect. Existing Contractowners with the Account Value Death Benefit who elect i4LIFE (Reg. TM) Advantage must choose the i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE (Reg. TM) Advantage began (if premium taxes have been deducted from the Contract Value). See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. Shortening the Access Period will terminate the Guaranteed Income Benfit. See Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.

We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for non-qualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage is effective (or your initial Purchase Payment and Bonus Credit if i4LIFE (Reg. TM) Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.


Regular Income Payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes can only be made on Periodic Income Commencement Date anniversaries.


Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.


The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full

Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.


The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.


Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.


For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment.

For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life (if living);
  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.

Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.

During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is in effect during the Access Period and will be equal to the greater of:
  o the Account Value as of the Valuation Date we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:

   o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and

   o all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.

   References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.


In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.


The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:


    i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit...    $200,000
    Total i4LIFE (Reg. TM) Regular Income Payment.....................    $ 25,000
    Additional Withdrawal.............................................    $ 15,000   ($15,000/$150,000=10% withdrawal)
    Account Value at the time of Additional Withdrawal................    $150,000

     Death Benefit Value after i4LIFE (Reg. TM) Regular Income Payment = $200,000 - $25,000 = $175,000
     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.


i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:

  o the Account Value as of the Valuation Date on which we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
   o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment or in the same proportion that Regular Income Payments reduce the Account Value, depending on the terms of your contract; and
   o all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
  o the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and Bonus Credits and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the Purchase Payments, but will be reduced by the Regular Income Payments and withdrawals on either a dollar for dollar basis or in the same proportion that the Regular Income Payment or withdrawal reduced the Contract Value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive Death Benefit option) in the base contract and this Death Benefit was in effect when you purchased i4LIFE (Reg. TM) Advantage, we will look at the Contract Value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.


In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.


Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value Death Benefit.

For non-qualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse Beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

     1.proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

     2.written authorization for payment; and

     3.all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible Contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all Contractowners, joint owners and Annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the Contractowners, joint owners and Annuitants of this contract must have been owner(s) or Annuitants of the prior contract(s).

Upon the death of any Contractowner, joint owner or Annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit. However, if the death occurs in the first Contract Year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented Death Benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's Death Benefit equal to the lesser of:

 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's Death Benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the Death Benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any Contractowner or joint owner who was not a Contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a Contractowner or joint owner). If any Contractowner or joint owner is changed due to a death and the new Contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new Contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the Valuation Date the i4LIFE (Reg. TM) Advantage EGMDB Death Benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your Death Benefit will in many cases be less than the Death Benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

A Guaranteed Income Benefit (version 4) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.

For contracts purchased on or after June 30, 2009, i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is not available for election. For contracts purchased prior to June 30, 2009, Contractowners will have the option to elect i4LIFE (Reg. TM) Advantage with the then current version of the Guaranteed Income Benefit at any time in the future as long as the Guaranteed Income Benefit is available. We reserve the right to discontinue offering i4LIFE (Reg.
TM) Advantage with the Guaranteed Income Benefit in the future according to the provisions of your contract. Should we discontinue offering i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future, you will be notified via a supplement to this prospectus.

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (Annuity Payout rider). Refer to the 4LATER (Reg. TM) Advantage section of Appendix C for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.


Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned a Living Benefit Rider will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg.
TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, is elected when you elect i4LIFE (Reg. TM) Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit at the time you purchase i4LIFE (Reg. TM) Advantage by indicating that you do not want the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE (Reg. TM) Advantage. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg.
TM) Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE (Reg. TM) Advantage - General i4LIFE (Reg. TM) Provisions for an example.


There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. You may elect Guaranteed Income Benefit (version 3) if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit Rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version
4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity (Reg. TM) Advantage purchasers use the date of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts.




 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections on or after May
                                   20, 2013.


              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                         Percentage of Account              Age              Percentage of Account
                         Value, Income Base or      (younger of you and      Value, Income Base or
         Age               Guaranteed Amount*        your spouse's age)       Guaranteed Amount*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.00%                  Under age 40                 2.00%
       40 - 54                  2.50%                    40 - 54                    2.50%
  55 - under 591/2              3.00%                55 - under 591/2               3.00%
     591/2 - 64                 3.50%                   591/2 - 69                  3.50%
       65 - 69                  4.00%                    70 - 74                    4.00%
       70 - 74                  4.50%                      75+                      4.50%
         75+                    5.00%

*Purchasers of Lincoln SmartSecurity (Reg. TM) Advantage (regardless of rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Contractowners who elected Lincoln SmartSecurity (Reg. TM) Advantage will receive the currently available version of the Guaranteed Income Benefit.


Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.



If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts on a pro-rata basis according to your investment allocations.


If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.


The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:

    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190

The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.

The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For non-qualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.


The following example illustrates how the initial Guaranteed Income Benefit (version 4) is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 3.5% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for Elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts - i4LIFE (Reg. TM) Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.




8/1/2013 Amount of initial Regular Income Payment...............................  $  4,801
8/1/2013 Account Value at election of Guaranteed Income Benefit (version 4).....  $100,000
8/1/2013 Initial Guaranteed Income Benefit (3.5% times $100,000 Account Value) .  $  4,000
8/1/2014 Recalculated Regular Income Payment....................................  $  6,000
8/1/2014 Guaranteed Income Benefit after step-up (75% of $6,000) .                $  4,500


The Contractowner's Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.


At the time of a step-up of the Guaranteed Income Benefit the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.


The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).


Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 (unless version 3 is available for election at any time per the terms of a Living Benefit Rider) on contracts purchased prior to June 30, 2009. For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.


The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.


At the time of a reset of the step-up period the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every five years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.


Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE (Reg. TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.


The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.


At the time of a reset of the 15-year step-up period the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may change, once every 15 years. If we administer a new step-up period for you at your election and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the Periodic Income Commencement Date anniversary. If we receive this notice, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. After a request to reverse a step-up you will have no more step-ups unless you notify us that you wish to restart a new step-up period. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.


Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.


The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.


Lincoln SmartSecurity (Reg. TM) Advantage. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner's age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections on or after May 20, 2013 table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner's age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).


The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity (Reg. TM) Advantage may be used to calculate the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for elections table above. The example assumes an annual payment mode has been elected.



           Account Value (equals Contract Value on date i4LIFE (Reg. TM) Advantage
    with Guaranteed Income Benefit (version 4) is elected)........................    $100,000
           Guaranteed Amount/Income Base on date i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit (version 4) is elected..............................    $140,000
           Amount of initial Regular Income Payment...............................    $  5,411   per year
           Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed
    Amount/Income Base which is greater than $100,000 Account
    Value)........................................................................    $  6,300

Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See Appendix C - Lincoln Lifetime IncomeSM - i4LIFE (Reg. TM) Advantage Option for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.

Contractowners who purchased Lincoln Lifetime IncomeSM Advantage prior to June 30, 2009 may also choose to drop Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.
  o The minimum Access Period required for Guaranteed Income Benefit (version
     4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you have elected i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit and the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on or after October 6, 2008, the minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in Appendix C - 4LATER (Reg. TM) Guaranteed Income Benefit.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
  o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
  o upon written notice to us; or
  o assignment of the contract; or
  o failure to comply with Investment Requirements.

A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage Regular Income Payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


Availability. Guaranteed Income Benefit (version 4) is available with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts issued prior to June 30, 2009. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected.

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.


The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:

        i4LIFE (Reg. TM) Regular Income Payment before Withdrawal.....    $  1,200
        Guaranteed Income Benefit before Withdrawal...................    $    900
        Account Value at time of Additional Withdrawal................    $150,000
        Additional Withdrawal.........................................    $ 15,000   (a 10% withdrawal)


     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90

     Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage Death Benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit) or Account Value Death Benefit options. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.



Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 90th birthday. However, you must elect to receive Annuity Payouts by the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.

You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options

The annuity options outlined below do not apply to Contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.


Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
 o the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.

The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Home Office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.


Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Home Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.


General Information

Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Home Office. You must give us at least 30 days' notice before the date on which you want payouts to begin. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:

 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable Annuity Payouts will be determined using:
 o The Contract Value on the Annuity Commencement Date, less any surrender charges on Purchase Payments made within twelve months of annuitization and applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

3.Calculate the value of the Annuity Units each period thereafter.


Annuity Payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your registered representative. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


Fixed Side of the Contract

Purchase Payments , Bonus Credits and Persistency Credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment (see Interest Adjustment and Charges and Other Deductions). This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account. Refer to Transfers before the Annuity Commencement Date and Transfers after the Annuity Commencement Date for additional transfer restrictions from the fixed account.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. Please contact your registered representative for further information.


Guaranteed Periods

The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.

You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment and its corresponding Bonus Credit allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment and its corresponding Bonus Credit will be treated separately for purposes of determining any applicable Interest Adjustment. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
 o fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.

Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the Contractowner in writing at least 30 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different fixed account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.



Interest Adjustment

Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity (Reg. TM) Advantage or Regular Income Payments under i4LIFE (Reg. TM) Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from a fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
 o during the free look period (See Return Privilege).
 o on the expiration date of a Guaranteed Period.
 o as a result of the death of the Contractowner or Annuitant.
 o subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner. For contracts with Bonus Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
 o subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal. For contracts with Bonus
   Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
 o subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner. For contracts with Bonus
   Credits, Purchase Payments must be invested for at least twelve months before this waiver will apply.
 o upon annuitization of the contract.


These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.


In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment's surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.

The Interest Adjustment is calculated by multiplying the transaction amount by:


    (1+A)n
------------
             -1
  (1+B +K)n

where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the Guaranteed Period, determined at the beginning of the Guaranteed Period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no Interest Adjustment.

     n = the number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the Interest Adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your Contract Value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
 o no Purchase Payments have been received for two (2) full, consecutive Contract Years; and
 o the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month (these requirements may differ in some states).


At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.



Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect Contractowners.

If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market Subaccount until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.



Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited Bonus Credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home Office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).


Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the material features of the contract. Contracts, endorsements and riders may vary as required by state law. Questions about your contract should be directed to us at 1-888-868-2583.

Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer "non-cash compensation", as defined under FINRA's rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.


Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 7.00% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 7.00% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.

Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2013 is contained in the SAI.


Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.




Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("Code"), Treasury Regulations and applicable IRS guidance to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings

Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the Code must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with Treasury regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered "adequately diversified."


Restrictions

The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.



Loss Of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner's spouse at the time first covered by the contract.


Age At Which Annuity Payouts Begin

The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract's Purchase Payments, Bonus Credits, Persistency Credits and earnings. If Annuity Payouts under the contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the contract will not be treated as an annuity for purposes of the Code. In that event, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.


Tax Treatment Of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.


Taxation Of Withdrawals And Surrenders


You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.



Taxation Of Annuity Payouts, Including Regular Income Payments

The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.


Taxation Of Death Benefits

We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.

Death prior to the Annuity Commencement Date:
 o If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
 o If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.

Death after the Annuity Commencement Date:
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.

 o If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.


Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the Code),
 o you receive from an immediate annuity,
 o a Beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Unearned Income Medicare Contribution

Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code "D" in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.


Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and Assignments

Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.


Gifting A Contract

If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your Contract's Value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner's Purchase Payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits

Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.



Special Considerations for Same-Sex Spouses

The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.



Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.

Types of Qualified Contracts and Terms of Contracts

Qualified retirement plans may include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)


Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. Our individual variable annuity products are no longer available for purchase under a 403(b) plan, and we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other providers.

We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code's requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant's specific circumstances (e.g., the participant's compensation).
 o Minimum annual distributions are required under some qualified retirement plans once you reach age 701/2 or retire, if later as described below.
 o Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.


Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70 1/2 or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.



Federal Penalty Tax on Early Distributions from Qualified Retirement Plans

The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
 o Distribution received on or after the Annuitant reaches 591/2
 o Distribution received on or after the Annuitant's death or because of the Annuitant's disability (as defined in the Code)
 o Distribution received as a series of substantially equal periodic payments based on the Annuitant's life (or life expectancy), or
 o Distribution received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Unearned Income Medicare Contribution

Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.


Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


The IRS issued Announcement 2014-15 following the Tax Court's decision in Bobrow v. Commissioner, T.C. Memo. 2014-21. In the Announcement, the IRS stated its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.



Death Benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home Office at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the Bonus Credits, less any Bonus Credits paid into the contract by us. In addition, if the Contract Value on the date of cancellation is less than the sum of Purchase Payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the Bonus Credits. No surrender charges or Interest Adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value, excluding the Bonus Credits during the free-look period.


For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the Purchase Payment(s) or Contract

Value as of the Valuation Date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.


State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation.


A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
 o deduction of the account fee and rider charges;
 o crediting of persistency credits, if applicable;
 o any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service; and
 o any transfer or withdrawal under dollar cost averaging, AWS, or the cross-reinvestment service.



Other Information

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.



Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.


After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding Legal Proceedings.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N



Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
More About the S&P Index
Unclaimed Property
Additional Services
Other Information
Financial Statements


For a free copy of the SAI complete the form below:







                Statement of Additional Information Request Card
                     Lincoln ChoicePlus AssuranceSM (Bonus)
                    Lincoln Life Variable Annuity Account N










   .

Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus AssuranceSM (Bonus).


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City --------------------------------------------------- State ---------
Zip ---------


Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

                      (This page intentionally left blank)

Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased before June 5, 2005 for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.



                        with EBB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation unit                   Accumulation unit                  Accumulation unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
ABVPSF Global Thematic Growth
2004  .       9.320      9.620         39          3.896     4.029        39         12.996    13.454        44
2005  .       9.620      9.793         69          4.029     4.110        58         13.454    13.737        49
2006  .       9.793     10.424         74          4.110     4.384        57         13.737    14.667        47
2007  .      10.424     12.276         78          4.384     5.173       137         14.667    17.323        57
2008  .      12.276      6.334         73          5.173     2.674        89         17.323     8.965        32
2009  .       6.334      9.526         23          2.674     4.030        83          8.965    13.524        37
2010  .       9.526     11.095         23          4.030     4.704        77         13.524    15.799        24
2011  .      11.095      8.346         21          4.704     3.545        76         15.799    11.920        19
2012  .       8.346      9.283         19          3.545     3.951        51         11.920    13.297        19
2013  .       9.283     11.207         19          3.951     4.780        43         13.297    16.103        12
---------    ------     ------         --          -----     -----       ---         ------    ------        --
ABVPSF Growth and Income(1)
2004  .      10.253     11.200         57         10.256    11.226       480         12.018    13.167       614
2005  .      11.200     11.506         55         11.226    11.556       616         13.167    13.568       796
2006  .      11.506     13.220         52         11.556    13.304       530         13.568    15.636       757
2007  .      13.220     13.615         46         13.304    13.729       479         15.636    16.152       620
2008  .      13.615      7.930         30         13.729     8.013       423         16.152     9.436       527
2009  .       7.930      9.374         17          8.013     9.490       316          9.436    11.187       471
2010  .       9.374     10.385         13          9.490    10.535       265         11.187    12.431       397
2011  .      10.385     10.819         13         10.535    10.997       232         12.431    12.990       315
2012  .      10.819     12.458         13         10.997    12.689       179         12.990    15.003       255
2013  .      12.458     14.553         12         12.689    14.833       162         15.003    17.545       230
---------    ------     ------         --         ------    ------       ---         ------    ------       ---
ABVPSF International Value(2)
2006  .       N/A         N/A         N/A          9.595    11.846        31          9.314    11.854        53
2007  .      12.196     12.269          3         11.846    12.309        85         11.854    12.327       198
2008  .      12.269      5.629          1*        12.309     5.659        84         12.327     5.673       104
2009  .       5.629      7.429          1*         5.659     7.482        44          5.673     7.508        73
2010  .       7.429      7.610          1*         7.482     7.680        43          7.508     7.715        46
2011  .       7.610      6.021          1*         7.680     6.089        42          7.715     6.122        42
2012  .       N/A         N/A         N/A          6.089     6.843        32          6.122     6.887        30
2013  .       N/A         N/A         N/A          6.843     7.532        29          6.887     7.583        29
---------    ------     ------        ---         ------    ------       ---         ------    ------       ---
ABVPSF Large Cap Growth
2004  .       9.832     10.462          1*         5.160     5.502        60         11.498    12.272        40
2005  .      10.462     11.801          2          5.502     6.218        69         12.272    13.884        70
2006  .      11.801     11.516          2          6.218     6.080        22         13.884    13.589        53
2007  .      11.516     12.851          1*         6.080     6.798        20         13.589    15.210        30
2008  .      12.851      7.596          1*         6.798     4.026        19         15.210     9.017        21
2009  .       7.596     10.228          1*         4.026     5.432        22          9.017    12.179        15
2010  .      10.228     11.033          1*         5.432     5.872        22         12.179    13.177        12
2011  .      11.033     10.482          1*         5.872     5.590        21         13.177    12.556        11
2012  .      10.482     11.955          1*         5.590     6.389        20         12.556    14.381        10
2013  .      11.955     16.085          1*         6.389     8.615        21         14.381    19.408         7
---------    ------     ------        ---         ------    ------       ---         ------    ------       ---
ABVPSF Small/Mid Cap Value
2004  .      15.104     17.664         43         15.174    17.781        66         13.131    15.402       127
2005  .      17.664     18.500         38         17.781    18.660       102         15.402    16.179       199
2006  .      18.500     20.750         36         18.660    20.971       102         16.179    18.202       188
2007  .      20.750     20.692         35         20.971    20.954        88         18.202    18.205       111
2008  .      20.692     13.058         33         20.954    13.250        65         18.205    11.523       130
2009  .      13.058     18.295         14         13.250    18.602        67         11.523    16.193       124
2010  .      18.295     22.747         13         18.602    23.174        56         16.193    20.194       113
2011  .      22.747     20.415         13         23.174    20.840        59         20.194    18.178       110
2012  .      20.415     23.754         12         20.840    24.297        41         18.178    21.215        70
2013  .      23.754     32.111         11         24.297    32.910        34         21.215    28.765        68
---------    ------     ------        ---         ------    ------       ---         ------    ------       ---

                       with EBB                          with EGMDB                          with GOP
          ---------------------------------- ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
             (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Century VP Inflation Protection(3)
2004  .       9.948    10.395        21         10.000    10.407        341       10.012    10.414         248
2005  .      10.395    10.368        30         10.407    10.402        572       10.414    10.419         701
2006  .      10.368    10.344        22         10.402    10.398        549       10.419    10.425         681
2007  .      10.344    11.125        20         10.398    11.206        480       10.425    11.246         520
2008  .      11.125    10.752        22         11.206    10.851        468       11.246    10.901         527
2009  .      10.752    11.641        16         10.851    11.772        439       10.901    11.839         519
2010  .      11.641    12.016        12         11.772    12.176        397       11.839    12.257         499
2011  .      12.016    13.188        13         12.176    13.390        340       12.257    13.493         452
2012  .      13.188    13.910        12         13.390    14.151        306       13.493    14.274         428
2013  .      13.910    13.601        12         14.151    13.847        230       14.274    13.972         411
---------    ------    ------        --         ------    ------        ---       ------    ------         ---
American Funds Global Growth
2004  .      10.082    11.256         2         10.000    11.269         45       10.083    11.276          29
2005  .      11.256    12.611         3         11.269    12.652        105       11.276    12.672          89
2006  .      12.611    14.916         6         12.652    14.994         72       12.672    15.033         118
2007  .      14.916    16.826         5         14.994    16.947         82       15.033    17.008         113
2008  .      16.826    10.181         5         16.947    10.275         85       17.008    10.323         149
2009  .      10.181    14.230         4         10.275    14.390         75       10.323    14.471         146
2010  .      14.230    15.618         4         14.390    15.825         63       14.471    15.930         128
2011  .      15.618    13.976         1*        15.825    14.190         56       15.930    14.298          94
2012  .      13.976    16.824         1*        14.190    17.116         45       14.298    17.264          86
2013  .      16.824    21.345         1*        17.116    21.759         47       17.264    21.969          87
---------    ------    ------        --         ------    ------        ---       ------    ------         ---
American Funds Global Small Capitalization
2004  .      13.338    15.836        25          8.562    10.186        176       14.139    16.837         178
2005  .      15.836    19.496        47         10.186    12.566        336       16.837    20.791         241
2006  .      19.496    23.755        49         12.566    15.341        328       20.791    25.408         244
2007  .      23.755    28.330        47         15.341    18.333        341       25.408    30.394         225
2008  .      28.330    12.932        45         18.333     8.385        262       30.394    13.916         204
2009  .      12.932    20.487        22          8.385    13.311        238       13.916    22.112         157
2010  .      20.487    24.632        22         13.311    16.036        216       22.112    26.665         113
2011  .      24.632    19.561        21         16.036    12.760        202       26.665    21.239          87
2012  .      19.561    22.704        19         12.760    14.840        162       21.239    24.726          63
2013  .      22.704    28.605        18         14.840    18.734        119       24.726    31.247          53
---------    ------    ------        --         ------    ------        ---       ------    ------         ---
American Funds Growth
2004  .      10.780    11.911       120          7.165     7.933      2,078       12.322    13.655       2,005
2005  .      11.911    13.593       186          7.933     9.071      2,736       13.655    15.630       2,495
2006  .      13.593    14.715       169          9.071     9.839      2,609       15.630    16.971       2,430
2007  .      14.715    16.237       191          9.839    10.878      2,263       16.971    18.782       2,053
2008  .      16.237     8.935       132         10.878     5.998      1,990       18.782    10.367       1,788
2009  .       8.935    12.234        72          5.998     8.229      1,723       10.367    14.237       1,459
2010  .      12.234    14.260        61          8.229     9.612      1,423       14.237    16.646       1,156
2011  .      14.260    13.407        56          9.612     9.055      1,260       16.646    15.696         967
2012  .      13.407    15.524        41          9.055    10.505      1,042       15.696    18.229         797
2013  .      15.524    19.837        37         10.505    13.451        772       18.229    23.364         642
---------    ------    ------       ---         ------    ------      -----       ------    ------       -----
American Funds Growth-Income
2004  .      10.982    11.905       240         11.024    11.975      1,556       12.296    13.370       2,298
2005  .      11.905    12.375       365         11.975    12.472      1,832       13.370    13.939       2,766
2006  .      12.375    14.002       425         12.472    14.140      1,688       13.939    15.819       2,634
2007  .      14.002    14.446       293         14.140    14.617      1,445       15.819    16.370       2,321
2008  .      14.446     8.818       219         14.617     8.940      1,270       16.370    10.022       1,924
2009  .       8.818    11.366       151          8.940    11.547      1,022       10.022    12.958       1,603
2010  .      11.366    12.439       136         11.547    12.663        878       12.958    14.223       1,363
2011  .      12.439    11.993        93         12.663    12.233        790       14.223    13.755       1,201
2012  .      11.993    13.839        44         12.233    14.144        657       13.755    15.919         960
2013  .      13.839    18.145        39         14.144    18.583        508       15.919    20.936         803
---------    ------    ------       ---         ------    ------      -----       ------    ------       -----

                       with EBB                          with EGMDB                          with GOP
          ---------------------------------- ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
             (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Funds International
2004  .   11.319      13.265         45          6.896     8.098       757         13.203    15.519       682
2005  .   13.265      15.830         51          8.098     9.683       993         15.519    18.576       965
2006  .   15.830      18.498         54          9.683    11.338       973         18.576    21.772       945
2007  .   18.498      21.806         38         11.338    13.392       831         21.772    25.742       845
2008  .   21.806      12.395         27         13.392     7.628       710         25.742    14.676       731
2009  .   12.395      17.418         22          7.628    10.740       634         14.676    20.685       531
2010  .   17.418      18.344         19         10.740    11.334       571         20.685    21.852       423
2011  .   18.344      15.501         18         11.334     9.596       520         21.852    18.520       369
2012  .   15.501      17.951         14          9.596    11.135       434         18.520    21.511       309
2013  .   17.951      21.445         12         11.135    13.329       308         21.511    25.776       239
--------- ------      ------         --         ------    ------       ---         ------    ------       ---
BlackRock Global Allocation V.I.
2009  .   11.293      11.558          1*        10.086    11.573        64         10.118    11.580        83
2010  .   11.558      12.460          1*        11.573    12.501       106         11.580    12.521       111
2011  .   12.460      11.792          1*        12.501    11.854       130         12.521    11.886       131
2012  .   11.792      12.736          1*        11.854    12.829       144         11.886    12.876       131
2013  .   N/A           N/A         N/A         12.829    14.446       143         12.876    14.512       117
--------- ------      ------        ---         ------    ------       ---         ------    ------       ---
Delaware VIP Diversified Income
2004  .   10.197      10.862         14         10.000    10.875       237         10.043    10.881       280
2005  .   10.862      10.605         15         10.875    10.639       536         10.881    10.656       741
2006  .   10.605      11.204          6         10.639    11.263       561         10.656    11.292       780
2007  .   11.204      11.820          1*        11.263    11.906       519         11.292    11.949       749
2008  .   11.820      11.041          1*        11.906    11.143       505         11.949    11.194       821
2009  .   11.041      13.735          6         11.143    13.889       628         11.194    13.967       877
2010  .   13.735      14.551          5         13.889    14.744       497         13.967    14.842       803
2011  .   14.551      15.171          6         14.744    15.403       424         14.842    15.521       648
2012  .   15.171      15.925          2         15.403    16.201       386         15.521    16.341       611
2013  .   15.925      15.418          1*        16.201    15.717       257         16.341    15.869       405
--------- ------      ------        ---         ------    ------       ---         ------    ------       ---
Delaware VIP Emerging Markets
2004  .   20.222      23.491          3         14.430    19.378        34         10.103    13.576       100
2005  .   23.491      29.327         29         19.378    24.241       107         13.576    17.000       229
2006  .   29.327      36.526          5         24.241    30.253       122         17.000    21.237       209
2007  .   36.526      49.690          5         30.253    41.238       120         21.237    28.977       188
2008  .   49.690      23.579          3         41.238    19.608       101         28.977    13.792       165
2009  .   23.579      41.147          3         19.608    34.285        98         13.792    24.140       114
2010  .   41.147      47.773          2         34.285    39.886        86         24.140    28.111       118
2011  .   47.773      37.535          2         39.886    31.401        76         28.111    22.154        78
2012  .   37.535      42.096          1*        31.401    35.287        67         22.154    24.920        57
2013  .   42.096      45.421          1*        35.287    38.150        52         24.920    26.969        56
--------- ------      ------        ---         ------    ------       ---         ------    ------       ---
Delaware VIP High Yield
2004  .   12.541      14.045         32         10.676    11.980       340         11.078    12.443       619
2005  .   14.045      14.256         29         11.980    12.184       404         12.443    12.668       804
2006  .   14.256      15.708         26         12.184    13.453       349         12.668    14.001       730
2007  .   15.708      15.821         21         13.453    13.576       316         14.001    14.144       623
2008  .   15.821      11.743         14         13.576    10.097       317         14.144    10.530       695
2009  .   11.743      17.145         13         10.097    14.771       334         10.530    15.419       645
2010  .   17.145      19.350         11         14.771    16.705       247         15.419    17.455       597
2011  .   19.350      19.448         10         16.705    16.823       142         17.455    17.596       308
2012  .   19.448      22.416          7         16.823    19.429       122         17.596    20.342       252
2013  .   22.416      23.993          5         19.429    20.837       100         20.342    21.838       200
--------- ------      ------        ---         ------    ------       ---         ------    ------       ---
Delaware VIP Limited-Term Diversified Income
2005  .   N/A           N/A         N/A         10.000     9.973         5          9.856     9.930        82
2006  .   N/A           N/A         N/A          9.973    10.240         2          9.930    10.206        31
2007  .   N/A           N/A         N/A         10.240    10.504        33         10.206    10.479        32
2008  .   10.366      10.147          4         10.504    10.270        71         10.479    10.256        57
2009  .   10.147      11.220         49         10.270    11.379       137         10.256    11.375       191
2010  .   11.220      11.494         53         11.379    11.680        94         11.375    11.687       200
2011  .   11.494      11.577         64         11.680    11.788        65         11.687    11.808       223
2012  .   11.577      11.658         97         11.788    11.894        95         11.808    11.925       199
2013  .   11.658      11.298         86         11.894    11.550       105         11.925    11.592        64
--------- ------      ------        ---         ------    ------       ---         ------    ------       ---

                        with EBB                            with EGMDB                           with GOP
          ------------------------------------ ------------------------------------ ----------------------------------
            Accumulation unit                    Accumulation unit                   Accumulation unit
                  value                                value                               value
          ----------------------   Number of   ----------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning   End of   accumulation
           of period    period       units      of period    period       units      of period   period      units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- -------- -------------
               (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP REIT
2004  .      13.976     17.994         31         15.436     19.913        294         12.197    15.751       563
2005  .      17.994     18.885         33         19.913     20.941        349         15.751    16.581       682
2006  .      18.885     24.544         34         20.941     27.270        315         16.581    21.613       637
2007  .      24.544     20.688         30         27.270     23.032        233         21.613    18.273       422
2008  .      20.688     13.149         24         23.032     14.668        180         18.273    11.649       345
2009  .      13.149     15.915         21         14.668     17.790        149         11.649    14.142       279
2010  .      15.915     19.791         19         17.790     22.166        137         14.142    17.639       251
2011  .      19.791     21.502         19         22.166     24.131        121         17.639    19.221       216
2012  .      21.502     24.626         14         24.131     27.692         99         19.221    22.080       193
2013  .      24.626     24.652         12         27.692     27.776         78         22.080    22.169       159
---------    ------     ------         --         ------     ------        ---         ------    ------       ---
Delaware VIP Small Cap Value
2004  .      14.144     16.831         62         16.735     19.955        179         13.168    15.716       409
2005  .      16.831     18.043         92         19.955     21.435        293         15.716    16.899       579
2006  .      18.043     20.537         56         21.435     24.445        274         16.899    19.292       538
2007  .      20.537     18.791         50         24.445     22.412        223         19.292    17.705       439
2008  .      18.791     12.906         50         22.412     15.424        195         17.705    12.197       313
2009  .      12.906     16.677         32         15.424     19.970        140         12.197    15.808       258
2010  .      16.677     21.607         31         19.970     25.926        117         15.808    20.542       200
2011  .      21.607     20.884         30         25.926     25.109        104         20.542    19.915       155
2012  .      20.884     23.308         25         25.109     28.079         85         19.915    22.293       125
2013  .      23.308     30.486         23         28.079     36.800         69         22.293    29.246        97
---------    ------     ------         --         ------     ------        ---         ------    ------       ---
Delaware VIP Smid Cap Growth(4)
2004  .      11.783     12.998         51          6.740      7.450        501         12.550    13.886       438
2005  .      12.998     13.483         75          7.450      7.744        499         13.886    14.447       488
2006  .      13.483     14.214         76          7.744      8.180        446         14.447    15.276       457
2007  .      14.214     15.420         72          8.180      8.892        316         15.276    16.623       347
2008  .      15.420      8.048         65          8.892      4.650        238         16.623     8.701       271
2009  .       8.048     12.202         26          4.650      7.065        229          8.701    13.233       218
2010  .      14.487     16.382         24          8.401      9.503        246         15.747    17.819       162
2011  .      16.382     17.360         24          9.503     10.091        210         17.819    18.940       133
2012  .      17.360     18.877         22         10.091     10.995        189         18.940    20.657       124
2013  .      18.877     26.138         19         10.995     15.254        118         20.657    28.687        91
---------    ------     ------         --         ------     ------        ---         ------    ------       ---
Delaware VIP U.S. Growth
2004  .       9.794      9.911         24          9.841      9.978        273         11.469    11.640       331
2005  .       9.911     11.137         26          9.978     11.235        243         11.640    13.119       326
2006  .      11.137     11.163         24         11.235     11.284        187         13.119    13.190       298
2007  .      11.163     12.321         16         11.284     12.479        170         13.190    14.601       255
2008  .      12.321      6.915         10         12.479      7.017        136         14.601     8.219       198
2009  .       6.915      9.708          8          7.017      9.872        139          8.219    11.574       173
2010  .       9.708     10.826          4          9.872     11.031        116         11.574    12.946       140
2011  .      10.826     11.430          3         11.031     11.670         98         12.946    13.710       100
2012  .      11.430     13.018          3         11.670     13.317         68         13.710    15.660        78
2013  .      13.018     17.189          3         13.317     17.620         52         15.660    20.741        55
---------    ------     ------         --         ------     ------        ---         ------    ------       ---
Delaware VIP Value
2004  .      10.348     11.646         18         10.959     12.358         69         12.049    13.601       113
2005  .      11.646     12.101         14         12.358     12.866        253         13.601    14.175       215
2006  .      12.101     14.713         11         12.866     15.675        246         14.175    17.286       269
2007  .      14.713     14.018          7         15.675     14.964        260         17.286    16.519       250
2008  .      14.018      9.146          5         14.964      9.783        218         16.519    10.810       182
2009  .       9.146     10.568          5          9.783     11.327        256         10.810    12.529       135
2010  .      10.568     11.971          4         11.327     12.855        169         12.529    14.234       124
2011  .      11.971     12.846          4         12.855     13.823        154         14.234    15.320       102
2012  .      12.846     14.438          4         13.823     15.567        129         15.320    17.271        97
2013  .      14.438     18.913          4         15.567     20.433        119         17.271    22.692       108
---------    ------     ------         --         ------     ------        ---         ------    ------       ---
DWS Alternative Asset Allocation
2009  .       N/A         N/A         N/A          N/A         N/A         N/A         10.895    11.493         4
2010  .       N/A         N/A         N/A         11.491     12.683          3         11.493    12.698        20
2011  .       N/A         N/A         N/A         12.683     12.093          4         12.698    12.119        22
2012  .       N/A         N/A         N/A         12.093     13.015          3         12.119    13.056        17
2013  .       N/A         N/A         N/A         13.015     12.905          2         13.056    12.958        50
---------    ------     ------        ---         ------     ------        ---         ------    ------       ---

                       with EBB                          with EGMDB                          with GOP
          ---------------------------------- ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
             (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
DWS VIT Equity 500 Index(1)
2004  .      12.018    13.021        19         12.033    13.064       114         12.040    13.085       241
2005  .      13.021    13.354         8         13.064    13.424       141         13.085    13.459       281
2006  .      13.354    15.115         9         13.424    15.225       128         13.459    15.280       210
2007  .      15.115    15.593         9         15.225    15.737       123         15.280    15.810       178
2008  .      15.593     9.596         9         15.737     9.704       105         15.810     9.759       143
2009  .       9.596    11.878        10          9.704    12.036        97          9.759    12.116       114
2010  .      11.878    13.360        10         12.036    13.565        89         12.116    13.669       109
2011  .      13.360    13.318        10         13.565    13.550        78         13.669    13.667        95
2012  .      13.318    15.097         8         13.550    15.391        77         13.667    15.539        93
2013  .      15.097    17.637         8         15.391    17.993        50         15.539    18.174        87
---------    ------    ------        --         ------    ------       ---         ------    ------       ---
DWS VIT Small Cap Index(5)
2004  .      13.514    15.593        33         13.531    15.643        53         13.539    15.669       173
2005  .      15.593    15.926        56         15.643    16.010        53         15.669    16.052       153
2006  .      15.926    18.331        55         16.010    18.464        37         16.052    18.531       138
2007  .      18.331    17.615        55         18.464    17.779        38         18.531    17.861       123
2008  .      17.615    11.362        52         17.779    11.490        35         17.861    11.555       102
2009  .      11.362    14.090        22         11.490    14.278        17         11.555    14.373        61
2010  .      14.090    17.452        22         14.278    17.721        12         14.373    17.856        53
2011  .      17.452    16.356        22         17.721    16.641        10         17.856    16.785        28
2012  .      16.356    18.615        21         16.641    18.977        10         16.785    19.161        23
2013  .      18.615    21.769        21         18.977    22.209        12         19.161    22.432        22
---------    ------    ------        --         ------    ------       ---         ------    ------       ---
Fidelity VIP Contrafund
2004  .      12.224    13.826        30         12.278    13.915       226         12.260    13.909       415
2005  .      13.826    15.841        58         13.915    15.975       500         13.909    15.985       765
2006  .      15.841    17.337        35         15.975    17.519       522         15.985    17.547       749
2007  .      17.337    19.974        28         17.519    20.224       457         17.547    20.277       677
2008  .      19.974    11.242        19         20.224    11.406       432         20.277    11.447       591
2009  .      11.242    14.958        19         11.406    15.206       393         11.447    15.276       554
2010  .      14.958    17.178        17         15.206    17.498       356         15.276    17.596       448
2011  .      17.178    16.402        18         17.498    16.741       320         17.596    16.851       346
2012  .      16.402    18.710         8         16.741    19.134       281         16.851    19.280       279
2013  .      18.710    24.064         5         19.134    24.659       199         19.280    24.872       233
---------    ------    ------        --         ------    ------       ---         ------    ------       ---
Fidelity VIP Equity-Income(1)
2004  .      10.689    11.678        17         10.570    11.571       167         12.403    13.591       333
2005  .      11.678    12.108        31         11.571    12.022       300         13.591    14.135       476
2006  .      12.108    14.263        30         12.022    14.188       312         14.135    16.699       404
2007  .      14.263    14.186        29         14.188    14.141       288         16.699    16.660       382
2008  .      14.186     7.968        18         14.141     7.958       245         16.660     9.385       281
2009  .       7.968    10.164         1*         7.958    10.172       163          9.385    12.009       245
2010  .      10.164    11.472         1*        10.172    11.504       148         12.009    13.595       205
2011  .      11.472    11.341         1*        11.504    11.396       122         13.595    13.480       183
2012  .      11.341    13.039         1*        11.396    13.128       102         13.480    15.544       162
2013  .      13.039    15.231         1*        13.128    15.347        95         15.544    18.178       143
---------    ------    ------        --         ------    ------       ---         ------    ------       ---
Fidelity VIP Growth
2004  .       9.526     9.648        14          6.047     6.137       188         12.293    12.488       137
2005  .       9.648     9.997        14          6.137     6.372       355         12.488    12.979       214
2006  .       9.997    10.464        14          6.372     6.683       385         12.979    13.626       188
2007  .      10.464    13.017        16          6.683     8.330       321         13.626    17.002       174
2008  .      13.017     6.736        13          8.330     4.320       293         17.002     8.825       142
2009  .       6.736     8.467         2          4.320     5.440       176          8.825    11.125       118
2010  .       8.467    10.300         2          5.440     6.631       165         11.125    13.574        97
2011  .      10.300    10.113         1*         6.631     6.524       160         13.574    13.368        87
2012  .      10.113    11.363         1*         6.524     7.345       117         13.368    15.065        80
2013  .      11.363    15.178         1*         7.345     9.831       109         15.065    20.184        63
---------    ------    ------        --         ------    ------       ---         ------    ------       ---

                        with EBB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation unit                   Accumulation unit                  Accumulation unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Fidelity VIP Mid Cap
2005  .      10.095     11.554         13         10.000    11.568        54         10.097    11.574        58
2006  .      11.554     12.756          9         11.568    12.796       199         11.574    12.816       148
2007  .      12.756     14.450          9         12.796    14.524       228         12.816    14.562       201
2008  .      14.450      8.571         13         14.524     8.632       196         14.562     8.663       200
2009  .       8.571     11.764         14          8.632    11.872       173          8.663    11.927       195
2010  .      11.764     14.856         12         11.872    15.022       151         11.927    15.106       143
2011  .      14.856     13.007         10         15.022    13.179       131         15.106    13.266        87
2012  .      13.007     14.636         10         13.179    14.859       103         13.266    14.972        68
2013  .      14.636     19.531          9         14.859    19.869        93         14.972    20.040        56
---------    ------     ------         --         ------    ------       ---         ------    ------       ---
Fidelity VIP Overseas(6)
2004  .      11.960     13.311         34          7.355     8.202       422         14.193    15.844       318
2005  .      13.311     15.529         33          8.202     9.588       629         15.844    18.539       462
2006  .      15.529     17.962         31          9.588    11.113       595         18.539    21.509       413
2007  .      17.962     20.650         29         11.113    12.801       507         21.509    24.802       329
2008  .      20.650     11.366         21         12.801     7.060       429         24.802    13.692       267
2009  .      11.366     14.090          7          7.060     8.770       304         13.692    17.025       238
2010  .      14.090     15.614          6          8.770     9.738       254         17.025    18.923       189
2011  .      15.614     12.676          5          9.738     7.921       234         18.923    15.409       164
2012  .      12.676     14.987          4          7.921     9.384       190         15.409    18.273       141
2013  .      14.987     16.716          4          9.384    10.474       172         18.273    20.403       132
---------    ------     ------         --         ------    ------       ---         ------    ------       ---
FTVIPT Franklin Income Securities
2006  .       N/A         N/A         N/A         10.097    11.225       121          9.997    11.232        81
2007  .      11.927     11.425         32         11.225    11.462       226         11.232    11.481       184
2008  .      11.425      7.894         24         11.462     7.935       234         11.481     7.956       155
2009  .       7.894     10.512          9          7.935    10.589       330          7.956    10.627       415
2010  .      10.512     11.634          5         10.589    11.741       218         10.627    11.795       114
2011  .      11.634     11.698          4         11.741    11.830       128         11.795    11.897       126
2012  .      11.698     12.943          4         11.830    13.116       112         11.897    13.203       104
2013  .      12.943     14.485          2         13.116    14.707        86         13.203    14.819       117
---------    ------     ------        ---         ------    ------       ---         ------    ------       ---
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2004  .      11.607     12.708          5          6.359     6.977       169         12.955    14.227       103
2005  .      12.708     13.079          5          6.977     7.195       241         14.227    14.686       164
2006  .      13.079     13.962          6          7.195     7.696       196         14.686    15.725       157
2007  .      13.962     15.255          5          7.696     8.425       189         15.725    17.232       132
2008  .      15.255      8.616          2          8.425     4.768       159         17.232     9.761       122
2009  .       8.616     12.149          2          4.768     6.737       140          9.761    13.806       100
2010  .      12.149     15.229          2          6.737     8.461       148         13.806    17.358       122
2011  .      15.229     14.234          2          8.461     7.925        89         17.358    16.273        72
2012  .      14.234     15.498          2          7.925     8.645        77         16.273    17.771        62
2013  .      15.498     18.049          1*         8.645    10.076        75         17.771    20.720        44
---------    ------     ------        ---         ------    ------       ---         ------    ------       ---
FTVIPT Mutual Shares Securities
2006  .      10.144     11.256          1*         9.843    11.270       105          9.843    11.277        95
2007  .      11.256     11.440          3         11.270    11.477        97         11.277    11.495       108
2008  .      11.440      7.066          7         11.477     7.104       107         11.495     7.122       158
2009  .       7.066      8.748          6          7.104     8.812        84          7.122     8.843       112
2010  .       8.748      9.554          6          8.812     9.643        83          8.843     9.687       116
2011  .       9.554      9.286          5          9.643     9.391        66          9.687     9.443        74
2012  .       9.286     10.419          5          9.391    10.558        51          9.443    10.627        62
2013  .      10.419     13.126          4         10.558    13.327        31         10.627    13.428        32
---------    ------     ------        ---         ------    ------       ---         ------    ------       ---
FTVIPT Templeton Global Bond Securities
2005  .       N/A         N/A         N/A          9.811     9.876         3         10.051     9.881         1*
2006  .       N/A         N/A         N/A          9.876    10.960        49          9.881    10.977        61
2007  .      11.305     11.912          2         10.960    11.973       128         10.977    12.004       131
2008  .      11.912     12.425          2         11.973    12.514       238         12.004    12.559       266
2009  .      12.425     14.484          2         12.514    14.617       222         12.559    14.684       306
2010  .      14.484     16.281          2         14.617    16.463       219         14.684    16.555       280
2011  .      16.281     15.851          4         16.463    16.061       196         16.555    16.167       243
2012  .      15.851     17.914          4         16.061    18.187       173         16.167    18.325       190
2013  .      17.914     17.881          3         18.187    18.190       133         18.325    18.347       149
---------    ------     ------        ---         ------    ------       ---         ------    ------       ---

                        with EBB                            with EGMDB                           with GOP
          ------------------------------------ ------------------------------------ ----------------------------------
            Accumulation unit                    Accumulation unit                   Accumulation unit
                  value                                value                               value
          ----------------------   Number of   ----------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning   End of   accumulation
           of period    period       units      of period    period       units      of period   period      units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- -------- -------------
               (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
FTVIPT Templeton Growth Securities
2004  .      10.793     12.299         11         10.340     11.807         80         12.693    14.508       157
2005  .      12.299     13.151         10         11.807     12.649        200         14.508    15.559       215
2006  .      13.151     15.733         10         12.649     15.163        180         15.559    18.670       231
2007  .      15.733     15.815         10         15.163     15.273        133         18.670    18.824       154
2008  .      15.815      8.959          9         15.273      8.669         86         18.824    10.695       100
2009  .       8.959     11.536          9          8.669     11.185         68         10.695    13.813        70
2010  .      11.536     12.168          9         11.185     11.821         59         13.813    14.613        61
2011  .      12.168     11.117          9         11.821     10.822         50         14.613    13.391        53
2012  .       N/A         N/A         N/A         10.822     12.894         37         13.391    15.971        45
2013  .       N/A         N/A         N/A         12.894     16.600         26         15.971    20.583        45
---------    ------     ------        ---         ------     ------        ---         ------    ------       ---
Invesco V.I. American Franchise
2006  .      11.506     11.315         52          N/A         N/A         N/A         14.607    14.394        10
2007  .      11.315     12.417         52          N/A         N/A         N/A         14.394    15.844         5
2008  .      12.417      6.997         53          N/A         N/A         N/A         15.844     8.955         5
2009  .       6.997      8.296         27          N/A         N/A         N/A          8.955    10.649         8
2010  .       8.296      9.387         27          N/A         N/A         N/A         10.649    12.085        12
2011  .       9.387      8.471         27          N/A         N/A         N/A         12.085    10.939         4
2012  .       9.714      9.339         27          N/A         N/A         N/A         12.556    12.096         4
2013  .       9.339     12.822         26          N/A         N/A         N/A         12.096    16.658         1*
---------    ------     ------        ---         ------     ------        ---         ------    ------       ---
Invesco V.I. Core Equity
2006  .      10.651     11.469          1*        10.750     11.591          3         13.312    14.364         2
2007  .      11.469     12.152          1*        11.591     12.306          3         14.364    15.265         2
2008  .      12.152      8.316          1*        12.306      8.438          9         15.265    10.478         6
2009  .       8.316     10.453          1*         8.438     10.628          3         10.478    13.210         9
2010  .      10.453     11.216          1*        10.628     11.427          3         13.210    14.217        12
2011  .      11.216     10.984          1*        11.427     11.212          3         14.217    13.964         6
2012  .       N/A         N/A         N/A         11.212     12.536          3         13.964    15.629         6
2013  .       N/A         N/A         N/A         12.536     15.907          3         15.629    19.851         2
---------    ------     ------        ---         ------     ------        ---         ------    ------       ---
Invesco V.I. International Growth
2004  .      11.071     13.451         17         11.117     13.535         22         12.481    15.209        10
2005  .       N/A         N/A         N/A         13.535     15.678         25         15.209    17.635        19
2006  .       N/A         N/A         N/A         15.678     19.731         24         17.635    22.216        21
2007  .       N/A         N/A         N/A         19.731     22.223         11         22.216    25.048        10
2008  .       N/A         N/A         N/A         22.223     13.002          9         25.048    14.670         9
2009  .      16.772     16.986          1*        13.002     17.263          1*        14.670    19.497         8
2010  .      16.986     18.787          1*        17.263     19.132          1*        19.497    21.628         7
2011  .      18.787     17.161          1*        19.132     17.511          1*        21.628    19.816         6
2012  .      17.161     19.427          1*        17.511     19.862          1*        19.816    22.499         5
2013  .      19.427     22.652          1*        19.862     23.206          1*        22.499    26.313         5
---------    ------     ------        ---         ------     ------        ---         ------    ------       ---
Janus Aspen Global Research
2004  .      10.198     10.470          1*        10.245     10.539          8         12.213    12.576        10
2005  .      10.470     10.855          1*        10.539     10.949          8         12.576    13.078         7
2006  .       N/A         N/A         N/A         10.949     12.708          7         13.078    15.195         7
2007  .       N/A         N/A         N/A         12.708     13.677          6         15.195    16.370         7
2008  .       N/A         N/A         N/A         13.677      7.429          4         16.370     8.900         6
2009  .       N/A         N/A         N/A          7.429     10.046          1*         8.900    12.047         6
2010  .       N/A         N/A         N/A         10.046     11.420          1*        12.047    13.710         5
2011  .       N/A         N/A         N/A         11.420      9.667          1*        13.710    11.616         1*
2012  .       N/A         N/A         N/A          9.667     11.403          1*        11.616    13.716         1*
2013  .       N/A         N/A         N/A         11.403     14.373          1*        13.716    17.305         1*
---------    ------     ------        ---         ------     ------        ---         ------    ------       ---
Janus Aspen Series Balanced
2004  .       N/A         N/A         N/A         10.960     11.680         39         10.850    11.575        90
2005  .       N/A         N/A         N/A         11.680     12.375         43         11.575    12.276        87
2006  .       N/A         N/A         N/A         12.375     13.447         46         12.276    13.353       108
2007  .      13.647     14.417          2         13.447     14.595         41         13.353    14.507       112
2008  .      14.417     11.886          1*        14.595     12.057         39         14.507    11.996       123
2009  .      11.886     14.660          1*        12.057     14.901         27         11.996    14.840       109
2010  .      14.660     15.568          1*        14.901     15.855         22         14.840    15.807        79
2011  .       N/A         N/A         N/A         15.855     15.815         13         15.807    15.782        80
2012  .       N/A         N/A         N/A         15.815     17.646         12         15.782    17.627        68
2013  .       N/A         N/A         N/A         17.646     20.805         10         17.627    20.803        67
---------    ------     ------        ---         ------     ------        ---         ------    ------       ---

                        with EBB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Janus Aspen Series Enterprise
2004  .      10.632     12.580         25         10.680     12.662         13         12.405     14.723         34
2005  .      12.580     13.842         44         12.662     13.960         16         14.723     16.248         69
2006  .      13.842     15.404         47         13.960     15.566         15         16.248     18.136         62
2007  .      15.404     18.418         46         15.566     18.650         20         18.136     21.750         59
2008  .      18.418     10.156         39         18.650     10.304         19         21.750     12.029         31
2009  .      10.156     14.408         13         10.304     14.647          9         12.029     17.116         26
2010  .      14.408     17.762         13         14.647     18.094          9         17.116     21.165         18
2011  .      17.762     17.157         13         18.094     17.512          7         21.165     20.505         16
2012  .      17.157     19.713         13         17.512     20.162          5         20.505     23.631         10
2013  .      19.713     25.565         13         20.162     26.199          3         23.631     30.738          7
---------    ------     ------         --         ------     ------         --         ------     ------         --
LVIP American Preservation
2012  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP Baron Growth Opportunities(7)
2006  .       N/A         N/A         N/A         10.014     10.619          1*         9.402     10.626          2
2007  .      11.110     10.774          1*        10.619     10.808         34         10.626     10.826         10
2008  .      10.774      6.440          5         10.808      6.474         42         10.826      6.491         84
2009  .       6.440      8.749          6          6.474      8.813         57          6.491      8.845         94
2010  .       8.749     10.861          5          8.813     10.961         29          8.845     11.012         62
2011  .      10.861     11.096          4         10.961     11.221         35         11.012     11.285         46
2012  .      11.096     12.886          3         11.221     13.058         35         11.285     13.145         27
2013  .      12.886     17.727          3         13.058     17.999         38         13.145     18.137         36
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP BlackRock Emerging Markets RPM
2012  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2013  .       N/A         N/A         N/A         11.078      9.921          1*        11.134      9.934          1*
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP BlackRock Equity Dividend RPM
2005  .       N/A         N/A         N/A         10.265     10.475          2         10.114     10.481          1*
2006  .       N/A         N/A         N/A         10.475     11.442          3         10.481     11.460          5
2007  .       N/A         N/A         N/A         11.442     11.721          1*        11.460     11.751          5
2008  .       N/A         N/A         N/A         11.721      7.096          1*        11.751      7.122          4
2009  .       N/A         N/A         N/A          7.096      8.589          1*         7.122      8.629          4
2010  .       N/A         N/A         N/A          8.589      9.944          1*         8.629     10.000          2
2011  .       N/A         N/A         N/A          9.944      9.511          1*        10.000      9.574          2
2012  .       N/A         N/A         N/A          9.511     10.922          1*         9.574     11.005          2
2013  .       N/A         N/A         N/A         10.922     12.675          1*        11.005     12.784          2
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP BlackRock Global Allocation V.I. RPM
2013  .       N/A         N/A         N/A          N/A         N/A         N/A          9.921     10.414          1*
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP BlackRock Inflation Protected Bond
2010  .       N/A         N/A         N/A         10.151     10.099          1*         N/A         N/A         N/A
2011  .       N/A         N/A         N/A         10.099     11.119         33         10.105     11.137         30
2012  .       N/A         N/A         N/A         11.119     11.626         24         11.137     11.657         47
2013  .      11.565     10.385         12         11.626     10.461        252         11.657     10.499        453
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP Capital Growth
2007  .       N/A         N/A         N/A          9.771     10.704          2          9.772     10.711          1*
2008  .       N/A         N/A         N/A         10.704      6.138          2         10.711      6.148          2
2009  .       N/A         N/A         N/A          6.138      8.126          2          6.148      8.147          2
2010  .       N/A         N/A         N/A          8.126      9.490          2          8.147      9.524          1*
2011  .       N/A         N/A         N/A          9.490      8.476          4          9.524      8.515          1*
2012  .       N/A         N/A         N/A          8.476      9.907          4          8.515      9.963          1*
2013  .       N/A         N/A         N/A          9.907     13.227          2          9.963     13.315          1*
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP Clarion Global Real Estate
2007  .       9.411      8.211          3         10.086      8.221         38          9.558      8.226         62
2008  .       8.211      4.663          1*         8.221      4.678         80          8.226      4.686         75
2009  .       4.663      6.297          1*         4.678      6.330        113          4.686      6.346         82
2010  .       6.297      7.277          1*         6.330      7.329         85          6.346      7.356         91
2011  .       7.277      6.510          1*         7.329      6.571         90          7.356      6.601         83
2012  .       6.510      7.954          1*         6.571      8.044         71          6.601      8.089         46
2013  .       7.954      8.049          1*         8.044      8.157         54          8.089      8.211         46
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                        with EBB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Columbia Small-Mid Cap Growth RPM
2007  .       N/A         N/A         N/A          9.906     10.839          10         9.906     10.846           8
2008  .       N/A         N/A         N/A         10.839      5.394           2        10.846      5.403          24
2009  .       N/A         N/A         N/A          5.394      7.859           1*        5.403      7.879          32
2010  .       N/A         N/A         N/A          7.859      9.818          28         7.879      9.853          94
2011  .       9.747      8.823          4          9.818      8.905          10         9.853      8.946           7
2012  .       8.823      9.204          1*         8.905      9.308           7         8.946      9.361           2
2013  .       9.204     11.257          1*         9.308     11.407           3         9.361     11.483           4
---------     -----     ------        ---         ------     ------          --        ------     ------          --
LVIP Delaware Bond
2004  .      10.005     10.322        192         10.017     10.356       1,643        10.023     10.372       2,827
2005  .      10.322     10.380        208         10.356     10.434       2,094        10.372     10.462       3,636
2006  .      10.380     10.648        193         10.434     10.726       1,978        10.462     10.765       3,371
2007  .      10.648     10.999        155         10.726     11.101       1,729        10.765     11.153       3,080
2008  .      10.999     10.451        129         11.101     10.569       1,384        11.153     10.628       2,411
2009  .      10.451     12.161         84         10.569     12.323       1,091        10.628     12.405       2,058
2010  .      12.161     12.914         59         12.323     13.112         950        12.405     13.213       1,863
2011  .      12.914     13.604         45         13.112     13.841         777        13.213     13.961       1,505
2012  .      13.604     14.195         35         13.841     14.471         645        13.961     14.610       1,223
2013  .      14.195     13.573         32         14.471     13.864         490        14.610     14.012       1,012
---------    ------     ------        ---         ------     ------       -----        ------     ------       -----
LVIP Delaware Diversified Floating Rate
2010  .       N/A         N/A         N/A         10.038     10.040           4        10.048     10.046           4
2011  .       N/A         N/A         N/A         10.040      9.833           7        10.046      9.849          21
2012  .      10.004     10.007          5          9.833     10.060          39         9.849     10.086          26
2013  .      10.007      9.878          4         10.060      9.950          45        10.086      9.986         114
---------    ------     ------        ---         ------     ------       -----        ------     ------       -----
LVIP Delaware Foundation Aggressive Allocation(8)
2004  .       N/A         N/A         N/A         11.346     12.648          16        11.352     12.667          20
2005  .      12.607     13.191          2         12.648     13.260          23        12.667     13.293          37
2006  .      13.191     14.798          2         13.260     14.905          24        13.293     14.958          46
2007  .      14.798     15.423          2         14.905     15.566          24        14.958     15.636          55
2008  .      15.423     10.090          2         15.566     10.204          23        15.636     10.260          58
2009  .      10.090     13.047          2         10.204     13.221          22        10.260     13.307          42
2010  .      13.047     14.378          2         13.221     14.599          15        13.307     14.709          37
2011  .      14.378     13.801          2         14.599     14.041          13        14.709     14.161          34
2012  .      13.801     15.319          2         14.041     15.616           8        14.161     15.766          33
2013  .      15.319     18.045          2         15.616     18.432           7        15.766     18.628          27
---------    ------     ------        ---         ------     ------       -----        ------     ------       -----
LVIP Delaware Growth and Income
2005  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .       N/A         N/A         N/A         10.740     11.435          15        10.637     11.453          12
2007  .       N/A         N/A         N/A         11.435     11.913          16        11.453     11.943          25
2008  .       N/A         N/A         N/A         11.913      7.504          16        11.943      7.530          15
2009  .       N/A         N/A         N/A          7.504      9.174          68         7.530      9.216          13
2010  .       N/A         N/A         N/A          9.174     10.161          48         9.216     10.218          12
2011  .       N/A         N/A         N/A         10.161     10.084          42        10.218     10.150          10
2012  .       N/A         N/A         N/A         10.084     11.404          22        10.150     11.491           8
2013  .       N/A         N/A         N/A         11.404     14.904          17        11.491     15.032          11
---------    ------     ------        ---         ------     ------       -----        ------     ------       -----
LVIP Delaware Social Awareness
2004  .      12.248     13.524         47         12.263     13.568         348        12.271     13.590         463
2005  .      13.524     14.844         45         13.568     14.922         466        13.590     14.961         603
2006  .      14.844     16.332         41         14.922     16.451         411        14.961     16.510         556
2007  .      16.332     16.475         38         16.451     16.628         370        16.510     16.705         475
2008  .      16.475     10.576         29         16.628     10.696         287        16.705     10.756         357
2009  .      10.576     13.456         16         10.696     13.636         209        10.756     13.726         301
2010  .      13.456     14.694         12         13.636     14.919         168        13.726     15.034         241
2011  .      14.694     14.473         10         14.919     14.725         146        15.034     14.852         199
2012  .      14.473     16.330         10         14.725     16.648         115        14.852     16.809         167
2013  .      16.330     21.687         10         16.648     22.153          92        16.809     22.389         128
---------    ------     ------        ---         ------     ------       -----        ------     ------       -----

                        with EBB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Delaware Special Opportunities
2007  .       N/A         N/A         N/A          9.945      9.142         16          9.879      9.148          6
2008  .       7.430      5.663          1*         9.142      5.681         40          9.148      5.690         10
2009  .       N/A         N/A         N/A          5.681      7.268         29          5.690      7.287         13
2010  .       N/A         N/A         N/A          7.268      9.311         32          7.287      9.345         26
2011  .       9.244      8.577          2          9.311      8.656         30          9.345      8.696         18
2012  .       8.577      9.648          2          8.656      9.757         36          8.696      9.812          9
2013  .       9.648     12.633          1*         9.757     12.801         28          9.812     12.886          8
---------     -----     ------        ---          -----     ------         --          -----     ------         --
LVIP Dimensional Non-U.S. Equity RPM
2011  .       N/A         N/A         N/A         10.156      8.300         11          9.986      8.305         13
2012  .       N/A         N/A         N/A          8.300      9.677         36          8.305      9.693         14
2013  .       N/A         N/A         N/A          9.677     10.937         47          9.693     10.966         23
---------     -----     ------        ---         ------     ------         --          -----     ------         --
LVIP Dimensional U.S. Equity RPM
2011  .       N/A         N/A         N/A         10.162      9.356         13          9.644      9.362         24
2012  .       N/A         N/A         N/A          9.356     10.783         36          9.362     10.801         23
2013  .       N/A         N/A         N/A         10.783     13.674         43         10.801     13.710         31
---------     -----     ------        ---         ------     ------         --         ------     ------         --
LVIP Dimensional/Vanguard Total Bond
2011  .      10.321     10.331          6         10.037     10.344         29         10.045     10.350         25
2012  .       N/A         N/A         N/A         10.344     10.534         85         10.350     10.551         24
2013  .       N/A         N/A         N/A         10.534     10.055         86         10.551     10.082         44
---------    ------     ------        ---         ------     ------         --         ------     ------         --
LVIP Global Income
2009  .      10.643     10.661          1*        10.224     10.673         18         10.117     10.682         21
2010  .      10.661     11.457          1*        10.673     11.492         40         10.682     11.514         35
2011  .      11.457     11.346          2         11.492     11.404         37         11.514     11.436         33
2012  .      11.346     11.971          1*        11.404     12.056         54         11.436     12.103         32
2013  .      11.971     11.398          1*        12.056     11.501         45         12.103     11.557         42
---------    ------     ------        ---         ------     ------         --         ------     ------         --
LVIP Growth Fund(9)
2005  .       N/A         N/A         N/A         10.008     10.821          3         10.273     10.827         11
2006  .       N/A         N/A         N/A         10.821     11.279          4         10.827     11.297          7
---------    ------     ------        ---         ------     ------         --         ------     ------         --
LVIP Growth Opportunities(10)
2005  .       N/A         N/A         N/A         10.681     11.443          1*         N/A         N/A         N/A
2006  .      13.212     12.336          1*        11.443     12.375         12         12.105     12.395          4
---------    ------     ------        ---         ------     ------         --         ------     ------        ---
LVIP JPMorgan High Yield
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A         10.805     10.903        100         10.812     10.921        174
2012  .       N/A         N/A         N/A         10.903     12.300         84         10.921     12.332        168
2013  .       N/A         N/A         N/A         12.300     12.868         52         12.332     12.914         39
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP JPMorgan Mid Cap Value RPM
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          9.112      9.364          1*
2008  .       5.309      6.046          2          8.584      6.067          2          9.364      6.076         16
2009  .       6.046      7.385          2          6.067      7.424          1*         6.076      7.443         26
2010  .       7.385      9.027          2          7.424      9.093          1*         7.443      9.125          9
2011  .       9.027      8.688          4          9.093      8.769          4          9.125      8.809          5
2012  .       8.688      9.682          1*         8.769      9.792          6          8.809      9.846          5
2013  .       9.682     11.778          1*         9.792     11.937         16          9.846     12.015          5
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP Managed Risk Profile 2010
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          8.511      7.796          7         10.100      7.809         33
2009  .       N/A         N/A         N/A          7.796      9.521          3          7.809      9.546         64
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          9.546     10.456          8
2011  .       N/A         N/A         N/A          N/A         N/A         N/A         10.456     10.402          4
2012  .       N/A         N/A         N/A          N/A         N/A         N/A         10.402     11.095          2
2013  .       N/A         N/A         N/A          N/A         N/A         N/A         11.095     11.877          2
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                        with EBB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Managed Risk Profile 2020
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          9.390      7.381         13          6.929      7.393          2
2009  .       N/A         N/A         N/A          7.381      9.105         10          7.393      9.129         29
2010  .       N/A         N/A         N/A          9.105     10.013         10          9.129     10.050         24
2011  .       N/A         N/A         N/A         10.013      9.849          9         10.050      9.895          3
2012  .       N/A         N/A         N/A          9.849     10.479          9          9.895     10.538          1*
2013  .       N/A         N/A         N/A         10.479     11.431          3         10.538     11.507          1*
---------     --          --          ---         ------     ------        ---         ------     ------        ---
LVIP Managed Risk Profile 2030
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .       N/A         N/A         N/A          N/A         N/A         N/A          7.570      8.892         15
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          8.892      9.833         12
2011  .       N/A         N/A         N/A          N/A         N/A         N/A          9.833      9.608          1*
2012  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2013  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------     --          --          ---         ------     ------        ---         ------     ------        ---
LVIP Managed Risk Profile 2040
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A          N/A         N/A         N/A          9.305      9.009          1*
2012  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2013  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------     --          --          ---         ------     ------        ---         ------     ------        ---
LVIP Managed Risk Profile Conservative
2005  .       N/A         N/A         N/A         10.100     10.254          3         10.023     10.260         89
2006  .       N/A         N/A         N/A         10.254     11.007         46         10.260     11.024         92
2007  .       N/A         N/A         N/A         11.007     11.645        132         11.024     11.675        186
2008  .      11.174      9.257          1*        11.645      9.323        114         11.675      9.356        259
2009  .       N/A         N/A         N/A          9.323     11.427        548          9.356     11.479        232
2010  .       N/A         N/A         N/A         11.427     12.396        518         11.479     12.465        209
2011  .      12.259     12.453          6         12.396     12.617         90         12.465     12.701        180
2012  .       N/A         N/A         N/A         12.617     13.597         82         12.701     13.700        250
2013  .       N/A         N/A         N/A         13.597     14.649         71         13.700     14.775        132
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP Managed Risk Profile Growth
2005  .      10.000     10.637         11         10.050     10.649         11         10.000     10.655        121
2006  .      10.637     11.895         11         10.649     11.932         52         10.655     11.951        181
2007  .      11.895     12.797         11         11.932     12.863        194         11.951     12.896        142
2008  .      12.797      8.348          2         12.863      8.408        188         12.896      8.438        201
2009  .       8.348     10.553          2          8.408     10.650        157          8.438     10.699        222
2010  .      10.553     11.653          2         10.650     11.783        123         10.699     11.849        229
2011  .       N/A         N/A         N/A         11.783     11.568        132         11.849     11.644        176
2012  .      12.161     12.208          6         11.568     12.395         90         11.644     12.489        136
2013  .      12.208     13.581          6         12.395     13.816         98         12.489     13.935        158
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP Managed Risk Profile Moderate
2005  .       N/A         N/A         N/A         10.031     10.472        145         10.083     10.478        141
2006  .       N/A         N/A         N/A         10.472     11.519        277         10.478     11.537        226
2007  .       N/A         N/A         N/A         11.519     12.356        280         11.537     12.388        577
2008  .      11.171      8.837          6         12.356      8.900        366         12.388      8.932        896
2009  .       8.837     11.085          6          8.900     11.187        300          8.932     11.238        826
2010  .      11.085     12.159          6         11.187     12.296        282         11.238     12.364        709
2011  .      12.159     12.052         11         12.296     12.211        591         12.364     12.291        624
2012  .      12.052     12.940         11         12.211     13.137        592         12.291     13.237        527
2013  .      12.940     14.181         11         13.137     14.426        456         13.237     14.550        498
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP MFS International Growth RPM
2013  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                        with EBB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP MFS International Growth
2007  .      10.766     11.135          2         10.078     11.149           8         9.717     11.156          44
2008  .      11.135      5.570          3         11.149      5.588          25        11.156      5.597          20
2009  .       5.570      7.413          3          5.588      7.452          41         5.597      7.472          12
2010  .       7.413      8.215          3          7.452      8.275          55         7.472      8.305         104
2011  .       8.215      7.253          1*         8.275      7.321          22         8.305      7.354          17
2012  .       7.253      8.485          1*         7.321      8.581          18         7.354      8.630          13
2013  .       8.485      9.444          1*         8.581      9.570          27         8.630      9.634          23
---------    ------     ------          -         ------     ------          --        ------     ------         ---
LVIP MFS Value
2007  .       N/A         N/A         N/A          9.709      9.710           3         9.709      9.716           9
2008  .       8.481      6.433          2          9.710      6.454          55         9.716      6.464         104
2009  .       6.433      7.624          3          6.454      7.664          49         6.464      7.684         155
2010  .       7.624      8.335          3          7.664      8.396         109         7.684      8.426         129
2011  .       8.335      8.157          1*         8.396      8.233         110         8.426      8.271         111
2012  .       N/A         N/A         N/A          8.233      9.402          93         8.271      9.455          76
2013  .       N/A         N/A         N/A          9.402     12.549          84         9.455     12.633          68
---------    ------     ------        ---         ------     ------         ---        ------     ------         ---
LVIP Mid-Cap Value
2007  .       N/A         N/A         N/A          9.784      8.638          20         9.785      8.643           8
2008  .       N/A         N/A         N/A          8.638      5.028          21         8.643      5.036           8
2009  .       N/A         N/A         N/A          5.028      7.031           8         5.036      7.049          11
2010  .       N/A         N/A         N/A          7.031      8.551           2         7.049      8.582           6
2011  .       8.490      7.542          1*         8.551      7.612           3         8.582      7.647           7
2012  .       7.542      9.171          1*         7.612      9.275          14         7.647      9.327           4
2013  .       N/A         N/A         N/A          9.275     12.215          22         9.327     12.296          13
---------    ------     ------        ---         ------     ------         ---        ------     ------         ---
LVIP Mondrian International Value
2004  .      13.117     15.542         61         13.133     15.592         410        13.141     15.617         634
2005  .      15.542     17.136         75         15.592     17.226         567        15.617     17.271         836
2006  .      17.136     21.827         71         17.226     21.985         477        17.271     22.065         722
2007  .      21.827     23.840         68         21.985     24.061         378        22.065     24.172         579
2008  .      23.840     14.795         57         24.061     14.962         329        24.172     15.046         447
2009  .      14.795     17.571         24         14.962     17.805         260        15.046     17.924         358
2010  .      17.571     17.640         20         17.805     17.910         214        17.924     18.047         311
2011  .      17.640     16.553         19         17.910     16.841         191        18.047     16.987         251
2012  .      16.553     17.776         19         16.841     18.121         151        16.987     18.296         211
2013  .      17.776     21.224         18         18.121     21.679         140        18.296     21.911         194
---------    ------     ------        ---         ------     ------         ---        ------     ------         ---
LVIP Money Market
2004  .       9.910      9.794        500          9.922      9.826         407         9.928      9.842       1,011
2005  .       9.794      9.863        114          9.826      9.915         568         9.842      9.941         813
2006  .       9.863     10.115         66          9.915     10.188         444         9.941     10.225         828
2007  .      10.115     10.402        117         10.188     10.498       1,076        10.225     10.547       1,742
2008  .      10.402     10.430        132         10.498     10.548       1,214        10.547     10.607       1,642
2009  .      10.430     10.252        507         10.548     10.389         624        10.607     10.458         965
2010  .      10.252     10.074        499         10.389     10.228         414        10.458     10.306         785
2011  .      10.074      9.897        499         10.228     10.069         368        10.306     10.156         736
2012  .       9.897      9.723        498         10.069      9.912         346        10.156     10.007         618
2013  .       9.723      9.552        486          9.912      9.757         244        10.007      9.861         405
---------    ------     ------        ---         ------     ------       -----        ------     ------       -----
LVIP SSgA Bond Index
2008  .      10.052     10.448         15         10.102     10.459         115        10.052     10.465          67
2009  .      10.448     10.699         16         10.459     10.732         229        10.465     10.748         243
2010  .      10.699     11.108         17         10.732     11.164         288        10.748     11.192         295
2011  .      11.108     11.688          9         11.164     11.771         255        11.192     11.812         260
2012  .      11.688     11.893          9         11.771     12.001         280        11.812     12.055         263
2013  .      11.893     11.352         11         12.001     11.478         206        12.055     11.542         178
---------    ------     ------        ---         ------     ------       -----        ------     ------       -----
LVIP SSgA Conservative Index Allocation
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A          N/A         N/A         N/A         10.445     10.541          10
2012  .       N/A         N/A         N/A          N/A         N/A         N/A         10.541     11.300          64
2013  .       N/A         N/A         N/A         11.273     11.818           2        11.300     11.859          59
---------    ------     ------        ---         ------     ------       -----        ------     ------       -----

                        with EBB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSgA Conservative Structured Allocation
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A          N/A         N/A         N/A         10.398     10.504          9
2012  .       N/A         N/A         N/A          N/A         N/A         N/A         10.504     11.184          1*
2013  .       N/A         N/A         N/A         11.157     11.727          6         11.184     11.767          1*
---------     --          --                      ------     ------        ---         ------     ------        ---
LVIP SSgA Developed International 150
2008  .       9.819      6.254          7          9.186      6.260         27          9.819      6.263          9
2009  .       6.254      8.865          6          6.260      8.892         37          6.263      8.905         42
2010  .       8.865      9.316          7          8.892      9.363         71          8.905      9.387         54
2011  .       9.316      8.019          7          9.363      8.076         76          9.387      8.104         68
2012  .       8.019      8.929          8          8.076      9.010         79          8.104      9.051         68
2013  .       8.929     10.524          7          9.010     10.641         74          9.051     10.700         37
---------     -----     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Emerging Markets 100
2008  .       9.834      6.046          6          9.510      6.052         27          9.834      6.055         24
2009  .       6.046     11.250          4          6.052     11.285         37          6.055     11.302         57
2010  .      11.250     14.082          4         11.285     14.154         51         11.302     14.189         54
2011  .      14.082     11.735          7         14.154     11.818         59         14.189     11.860         74
2012  .      11.735     12.953          6         11.818     13.071         59         11.860     13.130         71
2013  .      12.953     12.330          5         13.071     12.468         53         13.130     12.537         40
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Global Tactical Allocation RPM(11)
2005  .      10.016     10.872          2         10.047     10.885         23         10.664     10.891          9
2006  .      10.872     12.414          2         10.885     12.453         66         10.891     12.473         20
2007  .      12.414     13.503          2         12.453     13.572        130         12.473     13.607         71
2008  .       N/A         N/A         N/A         13.572      7.932        147         13.607      7.960         46
2009  .       N/A         N/A         N/A          7.932     10.184         44          7.960     10.231         26
2010  .       N/A         N/A         N/A         10.184     10.872         51         10.231     10.933         29
2011  .       N/A         N/A         N/A         10.872     10.695         70         10.933     10.766         50
2012  .       N/A         N/A         N/A         10.695     11.670         81         10.766     11.759         52
2013  .       N/A         N/A         N/A         11.670     12.580         93         11.759     12.689         35
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA International Index
2008  .       9.851      6.390         10          9.473      6.397         37          9.851      6.400         12
2009  .       6.390      8.004         10          6.397      8.028         77          6.400      8.040         62
2010  .       8.004      8.394         10          8.028      8.436        104          8.040      8.458         84
2011  .       8.394      7.206          8          8.436      7.257        122          8.458      7.283        127
2012  .       7.206      8.338          8          7.257      8.414        103          7.283      8.452        116
2013  .       8.338      9.885         15          8.414      9.994        284          8.452     10.050        329
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Large Cap 100
2008  .       9.741      6.965          9          9.234      6.973         40          9.742      6.976         11
2009  .       6.965      9.233          9          6.973      9.261         71          6.976      9.275         77
2010  .       9.233     10.782          9          9.261     10.836        103          9.275     10.863         86
2011  .      10.782     10.808          8         10.836     10.884         95         10.863     10.923         96
2012  .      10.808     11.883          8         10.884     11.991         90         10.923     12.046         92
2013  .      11.883     15.814          7         11.991     15.990         63         12.046     16.078         58
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Large Cap RPM
2013  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Moderate Index Allocation
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A         10.652     10.433          3          N/A         N/A         N/A
2012  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2013  .       N/A         N/A         N/A         11.441     12.631          2          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Moderate Structured Allocation
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A          N/A         N/A         N/A         10.559     10.406          6
2012  .       N/A         N/A         N/A          N/A         N/A         N/A         10.406     11.304          6
2013  .      11.222     12.403         16         11.276     12.488        173         11.304     12.531        294
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Moderately Aggressive Index Allocation
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2012  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2013  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                        with EBB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2011  .       N/A         N/A         N/A          N/A         N/A         N/A         10.855     10.480         52
2012  .       N/A         N/A         N/A          N/A         N/A         N/A         10.480     11.471         58
2013  .       N/A         N/A         N/A          N/A         N/A         N/A         11.471     12.982         37
---------     --          --          ---          --          --          ---         ------     ------        ---
LVIP SSgA S&P 500 Index(12)
2005  .       N/A         N/A         N/A         10.045     10.248          1*        10.133     10.254          1*
2006  .       N/A         N/A         N/A         10.248     11.463          1*        10.254     11.481          3
2007  .       N/A         N/A         N/A         11.453     11.335          3         11.475     11.364         12
2008  .       9.847      6.939         13         11.335      6.989         63         11.364      7.014         40
2009  .       6.939      8.573         13          6.989      8.651        134          7.014      8.691        122
2010  .       8.573      9.636         13          8.651      9.744        175          8.691      9.798        162
2011  .       9.636      9.615          9          9.744      9.742        167          9.798      9.807        214
2012  .       9.615     10.894          8          9.742     11.060        138          9.807     11.144        130
2013  .      10.894     14.089         33         11.060     14.332        539         11.144     14.456        741
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Small-Cap Index
2007  .       N/A         N/A         N/A          9.913      9.147          2          9.913      9.153          1*
2008  .       8.284      5.910          4          9.147      5.929         21          9.153      5.939         18
2009  .       5.910      7.297          5          5.929      7.335         44          5.939      7.354         45
2010  .       7.297      9.021          5          7.335      9.086         61          7.354      9.119         52
2011  .       9.021      8.434          4          9.086      8.512         83          9.119      8.552        101
2012  .       8.434      9.577          4          8.512      9.685         63          8.552      9.739         71
2013  .       9.577     12.939         44          9.685     13.111        138          9.739     13.198        154
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Small-Cap RPM
2013  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP SSgA Small-Mid Cap 200
2008  .       9.725      7.216          3          9.251      7.224         11          9.725      7.227         10
2009  .       7.216     10.722          3          7.224     10.755         24          7.227     10.772         22
2010  .      10.722     13.420          3         10.755     13.488         33         10.772     13.522         26
2011  .      13.420     12.857          2         13.488     12.948         29         13.522     12.994         27
2012  .      12.857     14.338          2         12.948     14.468         30         12.994     14.534         23
2013  .      14.338     18.892          2         14.468     19.102         20         14.534     19.208         14
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP T. Rowe Price Growth Stock
2007  .       N/A         N/A         N/A         10.119      9.924         11          9.841      9.930          8
2008  .       N/A         N/A         N/A          9.924      5.665         28          9.930      5.674          9
2009  .       N/A         N/A         N/A          5.665      7.958         42          5.674      7.978         46
2010  .       N/A         N/A         N/A          7.958      9.119         47          7.978      9.152         67
2011  .       N/A         N/A         N/A          9.119      8.804         42          9.152      8.845         45
2012  .       N/A         N/A         N/A          8.804     10.225         56          8.845     10.283         23
2013  .       N/A         N/A         N/A         10.225     13.958         43         10.283     14.050         29
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP T. Rowe Price Structured Mid-Cap Growth
2004  .      12.958     13.707          1*        12.921     13.751         16         12.332     13.773         20
2005  .      13.707     14.747          1*        13.751     14.824         27         13.773     14.863         33
2006  .      14.747     15.788          1*        14.824     15.902         21         14.863     15.959         35
2007  .      15.788     17.569          1*        15.902     17.731          2         15.959     17.813         43
2008  .       N/A         N/A         N/A         17.731      9.960          1*        17.813     10.016         27
2009  .       N/A         N/A         N/A          9.960     14.308          5         10.016     14.403         24
2010  .       N/A         N/A         N/A         14.308     18.032          4         14.403     18.170         21
2011  .      17.760     16.725          1*        18.032     17.016          6         18.170     17.163         18
2012  .      16.725     19.058          1*        17.016     19.428          6         17.163     19.615         17
2013  .      19.058     25.168          1*        19.428     25.707          7         19.615     25.981         12
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
LVIP Templeton Growth RPM
2007  .       N/A         N/A         N/A          9.810      9.795          4          9.810      9.801         30
2008  .       8.657      5.967          3          9.795      5.986         36          9.801      5.996         13
2009  .       5.967      7.490          3          5.986      7.529         38          5.996      7.549         45
2010  .       7.490      7.820          3          7.529      7.877         25          7.549      7.905         40
2011  .       7.820      7.424          1*         7.877      7.493         20          7.905      7.528         33
2012  .       7.424      8.816          1*         7.493      8.916         30          7.528      8.966         31
2013  .       8.816     10.359          1*         8.916     10.497         18          8.966     10.567         26
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                        with EBB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP UBS Large Cap Growth RPM
2004  .      11.987     12.559          7         12.192     12.600         27         12.199     12.620         30
2005  .      12.559     12.822          6         12.600     12.889         77         12.620     12.922         75
2006  .      12.822     13.777          6         12.889     13.877         88         12.922     13.927         73
2007  .      13.777     16.253          7         13.877     16.404         97         13.927     16.479         75
2008  .      16.253      9.423          6         16.404      9.530         69         16.479      9.583         70
2009  .       9.423     12.788          1*         9.530     12.958         38          9.583     13.044         62
2010  .      12.788     13.951          1*        12.958     14.165         31         13.044     14.273         43
2011  .      13.951     12.890          1*        14.165     13.114         28         14.273     13.227         38
2012  .      12.890     14.698          1*        13.114     14.984         24         13.227     15.129         32
2013  .      14.698     18.072          1*        14.984     18.460         20         15.129     18.656         29
---------    ------     ------          -         ------     ------         --         ------     ------         --
LVIP Vanguard Domestic Equity ETF
2011  .       N/A         N/A         N/A          9.611      9.350         11          9.612      9.356          2
2012  .       N/A         N/A         N/A          9.350     10.570         36          9.356     10.588          8
2013  .       N/A         N/A         N/A         10.570     13.544         39         10.588     13.580         20
---------    ------     ------        ---         ------     ------         --         ------     ------         --
LVIP Vanguard International Equity ETF
2011  .       N/A         N/A         N/A          9.850      8.342         11          9.850      8.348          1*
2012  .       N/A         N/A         N/A          8.342      9.773         36          8.348      9.789          1*
2013  .       N/A         N/A         N/A          9.773     11.009         39          9.789     11.038          2
---------    ------     ------        ---         ------     ------         --         ------     ------         --
LVIP VIP Contrafund RPM
2013  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
MFS VIT Core Equity
2004  .      10.226     11.257         15         10.274     11.333          1*        11.915     13.156          8
2005  .      11.257     11.218         40         11.333     11.316          1*        13.156     13.150          9
2006  .      11.218     12.506         44         11.316     12.640          1*        13.150     14.704          6
2007  .      12.506     13.619         44         12.640     13.792          2         14.704     16.060          6
2008  .      13.619      8.116         44         13.792      8.236          1*        16.060      9.600          4
2009  .       8.116     10.539         17          8.236     10.718          2          9.600     12.505          3
2010  .      10.539     12.097         17         10.718     12.327          2         12.505     14.396          2
2011  .      12.097     11.729         17         12.327     11.976          2         14.396     14.001          2
2012  .      11.729     13.357         17         11.976     13.665          2         14.001     15.992          4
2013  .      13.357     17.609         17         13.665     18.052          2         15.992     21.146          3
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
MFS VIT Growth
2004  .      10.054     11.131         15          4.443      4.929         47         11.863     13.173         38
2005  .      11.131     11.908         39          4.929      5.284         82         13.173     14.135         41
2006  .      11.908     12.586         44          5.284      5.596         80         14.135     14.984         33
2007  .      12.586     14.941         44          5.596      6.656         54         14.984     17.843         28
2008  .      14.941      9.165         43          6.656      4.091         42         17.843     10.977         24
2009  .       9.165     12.361         14          4.091      5.529         52         10.977     14.850         16
2010  .      12.361     13.965         14          5.529      6.259         52         14.850     16.827         13
2011  .      13.965     13.639         14          6.259      6.125         29         16.827     16.484          9
2012  .      13.639     15.683         14          6.125      7.057         19         16.484     19.012          9
2013  .      15.683     21.025         14          7.057      9.480         20         19.012     25.564         15
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---
MFS VIT Total Return(13)
2004  .      10.885     11.870         15         11.651     12.731        326         11.101     12.142        584
2005  .      11.870     11.961         32         12.731     12.854        534         12.142     12.272        795
2006  .      11.961     13.114         29         12.854     14.120        408         12.272     13.494        752
2007  .      13.114     13.387         26         14.120     14.443        320         13.494     13.816        644
2008  .      13.387     10.213         18         14.443     11.041        276         13.816     10.573        577
2009  .      10.213     11.809         16         11.041     12.792        270         10.573     12.261        481
2010  .      11.809     12.715         16         12.792     13.801        187         12.261     13.242        417
2011  .      12.715     12.686         15         13.801     13.797        169         13.242     13.252        324
2012  .      12.686     13.822         15         13.797     15.063        145         13.252     14.482        276
2013  .      13.822     15.296         14         15.063     16.682        143         14.482     16.044        238
---------    ------     ------        ---         ------     ------        ---         ------     ------        ---

                       with EBB                          with EGMDB                           with GOP
          ---------------------------------- ---------------------------------- ------------------------------------
           Accumulation unit                  Accumulation unit                   Accumulation unit
                 value                              value                               value
          --------------------   Number of   --------------------   Number of   ----------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning    End of    accumulation
           of period   period      units      of period   period      units      of period    period       units
          ----------- -------- ------------- ----------- -------- ------------- ----------- ---------- -------------
              (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
MFS VIT Utilities
2004  .       9.434   12.032         58          7.453     9.523       226         11.939     15.271        157
2005  .      12.032   13.775         83          9.523    10.925       261         15.271     17.537        258
2006  .      13.775   17.718         98         10.925    14.081       296         17.537     22.625        259
2007  .      17.718   22.198         89         14.081    17.676       280         22.625     28.430        267
2008  .      22.198   13.559         81         17.676    10.818       216         28.430     17.417        212
2009  .      13.559   17.694         32         10.818    14.146       137         17.417     22.798        181
2010  .      17.694   19.726         32         14.146    15.803        87         22.798     25.493        133
2011  .      19.726   20.635         33         15.803    16.563        89         25.493     26.747        119
2012  .      20.635   22.945         31         16.563    18.454        81         26.747     29.830        114
2013  .      22.945   27.091         28         18.454    21.833        68         29.830     35.326         84
---------    ------   ------         --         ------    ------       ---         ------     ------        ---
NB AMT Mid Cap Growth(1)
2004  .      10.473   11.963         10         10.522    12.043       117         12.151     13.922        140
2005  .      11.963   13.365          7         12.043    13.481       169         13.922     15.599        166
2006  .      13.365   15.055          7         13.481    15.216       142         15.599     17.625        132
2007  .      15.055   18.118          6         15.216    18.348       120         17.625     21.274        118
2008  .      18.118   10.077          3         18.348    10.225       105         21.274     11.868         90
2009  .      10.077   13.024          2         10.225    13.243        88         11.868     15.386         71
2010  .      13.024   16.514          2         13.243    16.825        79         15.386     19.567         63
2011  .      16.514   16.296          2         16.825    16.636        72         19.567     19.367         56
2012  .      16.296   17.993          1*        16.636    18.405        60         19.367     21.447         49
2013  .      17.993   20.532          1*        18.405    21.018        55         21.447     24.501         48
---------    ------   ------         --         ------    ------       ---         ------     ------        ---
NB AMT Mid Cap Intrinsic Value
2004  .      13.064   15.700         34         13.123    15.803       259         12.811     15.443        370
2005  .      15.700   17.270         40         15.803    17.419       408         15.443     17.038        551
2006  .      17.270   18.856         31         17.419    19.056       357         17.038     18.659        492
2007  .      18.856   19.131         26         19.056    19.373       286         18.659     18.988        416
2008  .      19.131   10.180         19         19.373    10.330       247         18.988     10.134        336
2009  .      10.180   14.654          8         10.330    14.899       157         10.134     14.632        270
2010  .      14.654   18.161          6         14.899    18.502       125         14.632     18.188        211
2011  .      18.161   16.678          6         18.502    17.025       109         18.188     16.753        175
2012  .      16.678   18.924          6         17.025    19.356        90         16.753     19.067        151
2013  .      18.924   25.473          5         19.356    26.107        74         19.067     25.742        105
---------    ------   ------         --         ------    ------       ---         ------     ------        ---
PIMCO VIT CommodityRealReturn Strategy
2009  .      11.114   12.487          1*        11.033    12.503        10         10.966     12.511          7
2010  .      12.487   15.239          1*        12.503    15.288        21         12.511     15.313         16
2011  .      15.239   13.837          2         15.288    13.910        25         15.313     13.947         26
2012  .      13.837   14.287          1*        13.910    14.391        22         13.947     14.443         26
2013  .      14.287   11.967          1*        14.391    12.079        11         14.443     12.135         20
---------    ------   ------         --         ------    ------       ---         ------     ------        ---
Putnam VT Global Health Care
2004  .       N/A       N/A         N/A          9.653    10.176         6         10.990     11.597         23
2005  .       N/A       N/A         N/A         10.176    11.337        10         11.597     12.932         26
2006  .       N/A       N/A         N/A         11.337    11.468         9         12.932     13.095         31
2007  .       N/A       N/A         N/A         11.468    11.219         8         13.095     12.823         14
2008  .       N/A       N/A         N/A         11.219     9.155         6         12.823     10.475          2
2009  .       N/A       N/A         N/A          9.155    11.353         1*        10.475     13.003          2
2010  .       N/A       N/A         N/A         11.353    11.448         1*        13.003     13.125          2
2011  .       N/A       N/A         N/A         11.448    11.134         1*        13.125     12.778          1*
2012  .       N/A       N/A         N/A         11.134    13.397         1*        12.778     15.390          1*
2013  .       N/A       N/A         N/A         13.397    18.678         1*        15.390     21.478          1*
---------    ------   ------        ---         ------    ------       ---         ------     ------        ---
Putnam VT Growth & Income
2004  .       N/A       N/A         N/A         10.857    11.872        21         12.148     13.297         16
2005  .       N/A       N/A         N/A         11.872    12.294         2         13.297     13.784         17
2006  .       N/A       N/A         N/A         12.294    14.024         2         13.784     15.739         12
2007  .       N/A       N/A         N/A         14.024    12.968         2         15.739     14.569          6
2008  .       N/A       N/A         N/A         12.968     7.823         2         14.569      8.798          6
2009  .       N/A       N/A         N/A          7.823     9.995         1*         8.798     11.251          4
2010  .       N/A       N/A         N/A          9.995    11.250         1*        11.251     12.677          4
2011  .       N/A       N/A         N/A         11.250    10.558         1*        12.677     11.908          4
2012  .       N/A       N/A         N/A         10.558    12.378         1*         N/A         N/A         N/A
2013  .       N/A       N/A         N/A         12.378    16.528         1*         N/A         N/A         N/A
---------    ------   ------        ---         ------    ------       ---         ------     ------        ---


*     The numbers of accumulation units less than 500 were rounded up to one.

(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.

(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.

(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.

(4) Effective October 9, 2010, the Delaware VIP (Reg. TM) Trend Series was reorganized into the Delaware VIP (Reg. TM) Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP (Reg. TM) Trend Series.

(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.

(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.

(7) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.

(12) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(13) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix B - Condensed Financial Information

Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.



                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
ABVPSF Global Thematic Growth
2005  .       N/A        N/A        N/A          9.620     9.793         2
2006  .       N/A      11.337         2          9.793    10.424        10
2007  .      11.337    13.305        33         10.424    12.276        45
2008  .      13.305     6.851         2         12.276     6.334        54
2009  .       6.851    10.284        92          6.334     9.526       113
2010  .      10.284    11.954         2          9.526    11.095       103
2011  .      11.954     8.974         2         11.095     8.346        28
2012  .       8.974     9.961         6          8.346     9.283        23
2013  .       9.961    12.002         6          9.283    11.207        17
---------    ------    ------       ---         ------    ------       ---
ABVPSF Growth and Income(1)
2005  .      10.030    10.304        13         11.200    11.506        97
2006  .      10.304    11.816        58         11.506    13.220       155
2007  .      11.816    12.144        68         13.220    13.615       178
2008  .      12.144     7.060        69         13.615     7.930       167
2009  .       7.060     8.328        70          7.930     9.374       193
2010  .       8.328     9.208        35          9.374    10.385       173
2011  .       9.208     9.573        33         10.385    10.819       182
2012  .       9.573    11.002        20         10.819    12.458       156
2013  .      11.002    12.842        19         12.458    14.553       160
---------    ------    ------       ---         ------    ------       ---
ABVPSF International Value(2)
2006  .      11.753    11.817        11          9.594    11.832        45
2007  .      11.817    12.234        32         11.832    12.269       257
2008  .      12.234     5.602        35         12.269     5.629       307
2009  .       5.602     7.378        19          5.629     7.429       172
2010  .       7.378     7.542        12          7.429     7.610       156
2011  .       7.542     5.956         8          7.610     6.021       159
2012  .       5.956     6.667         8          6.021     6.753       143
2013  .       6.667     7.326         8          6.753     7.427       148
---------    ------    ------       ---         ------    ------       ---
ABVPSF Small/Mid Cap Value
2005  .      10.663    10.612         4         17.664    18.500        26
2006  .      10.612    11.879         7         18.500    20.750        52
2007  .      11.879    11.820        20         20.750    20.692       104
2008  .      11.820     7.444        26         20.692    13.058       106
2009  .       7.444    10.409        23         13.058    18.295        77
2010  .      10.409    12.917        15         18.295    22.747        76
2011  .      12.917    11.569        19         22.747    20.415        98
2012  .      11.569    13.434        18         20.415    23.754        50
2013  .      13.434    18.124        18         23.754    32.111        60
---------    ------    ------       ---         ------    ------       ---
American Century VP Inflation Protection(3)
2005  .       9.914     9.859         5         10.395    10.368        65
2006  .       9.859     9.816        34         10.368    10.344       146
2007  .       9.816    10.536        33         10.344    11.125       151
2008  .      10.536    10.162        35         11.125    10.752       329
2009  .      10.162    10.981        33         10.752    11.641       450
2010  .      10.981    11.312        26         11.641    12.016       421
2011  .      11.312    12.391        28         12.016    13.188       412
2012  .      12.391    13.043        59         13.188    13.910       372
2013  .      13.043    12.743        25         13.910    13.601       339
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
ABVPSF Global Thematic Growth
2005  .      10.810    11.032         13        13.454    13.737         2
2006  .      11.032    11.773         29        13.737    14.667         1*
2007  .      11.773    13.898        129        14.667    17.323        15
2008  .      13.898     7.189        112        17.323     8.965         8
2009  .       7.189    10.839        125         8.965    13.524        16
2010  .      10.839    12.656         95        13.524    15.799        12
2011  .      12.656     9.544         73        15.799    11.920        13
2012  .       9.544    10.642         65        11.920    13.297         8
2013  .      10.642    12.880         68        13.297    16.103         6
---------    ------    ------        ---        ------    ------        --
ABVPSF Growth and Income(1)
2005  .      12.354    12.723         72        13.167    13.568         2
2006  .      12.723    14.655        223        13.568    15.636         9
2007  .      14.655    15.130        330        15.636    16.152        50
2008  .      15.130     8.835        312        16.152     9.436        66
2009  .       8.835    10.469        327         9.436    11.187        37
2010  .      10.469    11.628        297        11.187    12.431        38
2011  .      11.628    12.144        323        12.431    12.990        35
2012  .      12.144    14.019        265        12.990    15.003        44
2013  .      14.019    16.391        273        15.003    17.545        43
---------    ------    ------        ---        ------    ------        --
ABVPSF International Value(2)
2006  .       9.847    11.850        413        10.228    11.854        14
2007  .      11.850    12.318      1,696        11.854    12.327        96
2008  .      12.318     5.666        907        12.327     5.673        93
2009  .       5.666     7.496        540         5.673     7.508        41
2010  .       7.496     7.698        489         7.508     7.715        44
2011  .       7.698     6.106        495         7.715     6.122        44
2012  .       6.106     6.865        452         6.122     6.887        39
2013  .       6.685     7.558        437         6.887     7.583        36
---------    ------    ------      -----        ------    ------        --
ABVPSF Small/Mid Cap Value
2005  .      17.811    18.700         48        15.402    16.179         1*
2006  .      18.700    21.027        163        16.179    18.202         6
2007  .      21.027    21.020        241        18.202    18.205        30
2008  .      21.020    13.298        272        18.205    11.523        39
2009  .      13.298    18.679        228        11.523    16.193        16
2010  .      18.679    23.282        227        16.193    20.194        16
2011  .      23.282    20.947        218        20.194    18.178        15
2012  .      20.947    24.435        170        18.178    21.215        15
2013  .      24.435    33.114        198        21.215    28.765        17
---------    ------    ------      -----        ------    ------        --
American Century VP Inflation Protection(3)
2005  .      10.410    10.410        208        10.414    10.419         8
2006  .      10.410    10.411        452        10.419    10.425        24
2007  .      10.411    11.226        565        10.425    11.246        36
2008  .      11.226    10.876      1,166        11.246    10.901       107
2009  .      10.876    11.806      1,399        10.901    11.839       150
2010  .      11.806    12.217      1,426        11.839    12.257       151
2011  .      12.217    13.442      1,690        12.257    13.493       135
2012  .      13.442    14.212      1,413        13.493    14.274       111
2013  .      14.212    13.910      1,133        14.274    13.972        88
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
American Funds Global Growth
2005  .      10.852    11.384         5         11.256    12.611         26
2006  .      11.384    13.438        22         12.611    14.916        142
2007  .      13.438    15.128        62         14.916    16.826        339
2008  .      15.128     9.136        64         16.826    10.181        352
2009  .       9.136    12.743        35         10.181    14.230        241
2010  .      12.743    13.958        14         14.230    15.618        235
2011  .      13.958    12.466        12         15.618    13.976        212
2012  .      12.466    14.976        14         13.976    16.824        182
2013  .      14.976    18.963        11         16.824    21.345        162
---------    ------    ------        --         ------    ------        ---
American Funds Global Small Capitalization
2005  .      10.618    11.985         3         15.836    19.496         37
2006  .      11.985    14.573         8         19.496    23.755        155
2007  .      14.573    17.346        63         23.755    28.330        265
2008  .      17.346     7.902        38         28.330    12.932        233
2009  .       7.902    12.493        25         12.932    20.487        241
2010  .      12.493    14.991        15         20.487    24.632        227
2011  .      14.991    11.881        14         24.632    19.561        173
2012  .      11.881    13.763        13         19.561    22.704        148
2013  .      13.763    17.305        13         22.704    28.605        134
---------    ------    ------        --         ------    ------        ---
American Funds Growth
2005  .      10.038    11.201        67         11.911    13.593        323
2006  .      11.201    12.100       133         13.593    14.715        856
2007  .      12.100    13.326       187         14.715    16.237      1,417
2008  .      13.326     7.318       192         16.237     8.935      1,787
2009  .       7.318    10.000       314          8.935    12.234      2,172
2010  .      10.000    11.634       148         12.234    14.260      1,943
2011  .      11.634    10.915       131         14.260    13.407      1,653
2012  .      10.915    12.614        98         13.407    15.524      1,443
2013  .      12.614    16.086        97         15.524    19.837      1,277
---------    ------    ------       ---         ------    ------      -----
American Funds Growth-Income
2005  .      10.086    10.541        91         11.905    12.375        317
2006  .      10.541    11.903       176         12.375    14.002        774
2007  .      11.903    12.256       213         14.002    14.446      1,489
2008  .      12.256     7.466       192         14.446     8.818      1,742
2009  .       7.466     9.605       296          8.818    11.366      1,982
2010  .       9.605    10.490       137         11.366    12.439      1,750
2011  .      10.490    10.094       119         12.439    11.993      1,514
2012  .      10.094    11.624        94         11.993    13.839      1,342
2013  .      11.624    15.211        99         13.839    18.145      1,206
---------    ------    ------       ---         ------    ------      -----
American Funds International
2005  .      10.082    11.998        31         13.265    15.830         99
2006  .      11.998    13.992        76         15.830    18.498        290
2007  .      13.992    16.461       107         18.498    21.806        572
2008  .      16.461     9.338       104         21.806    12.395        662
2009  .       9.338    13.096        83         12.395    17.418        594
2010  .      13.096    13.765        39         17.418    18.344        535
2011  .      13.765    11.608        39         18.344    15.501        496
2012  .      11.608    13.416        34         15.501    17.951        438
2013  .      13.416    15.995        42         17.951    21.445        394
---------    ------    ------       ---         ------    ------      -----
BlackRock Global Allocation V.I.
2009  .      11.176    11.544         4         10.000    11.558        165
2010  .      11.544    12.420        13         11.558    12.460        221
2011  .      12.420    11.731        89         12.460    11.792        252
2012  .      11.731    12.645        19         11.792    12.736        217
2013  .      12.645    14.181        33         12.736    14.313        167
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
American Funds Global Growth
2005  .      11.273    12.662         79       11.276    12.672          7
2006  .      12.662    15.014        321       12.672    15.033         28
2007  .      15.014    16.978        668       15.033    17.008         82
2008  .      16.978    10.299        801       17.008    10.323        142
2009  .      10.299    14.431        606       10.323    14.471        106
2010  .      14.431    15.878        544       14.471    15.930         82
2011  .      15.878    14.244        487       15.930    14.298         72
2012  .      14.244    17.190        437       14.298    17.264         65
2013  .      17.190    21.864        386       17.264    21.969         58
---------    ------    ------        ---       ------    ------        ---
American Funds Global Small Capitalization
2005  .      17.937    22.139         39       16.837    20.791         14
2006  .      22.139    27.042        215       20.791    25.408         26
2007  .      27.042    32.332        450       25.408    30.394         38
2008  .      32.332    14.796        466       30.394    13.916         31
2009  .      14.796    23.498        382       13.916    22.112         22
2010  .      23.498    28.323        331       22.112    26.665         24
2011  .      28.323    22.548        291       26.665    21.239         18
2012  .      22.548    26.237        245       21.239    24.726         16
2013  .      26.237    33.139        216       24.726    31.247         15
---------    ------    ------        ---       ------    ------        ---
American Funds Growth
2005  .      13.673    15.643        443       13.655    15.630         27
2006  .      15.643    16.976      1,763       15.630    16.971         97
2007  .      16.976    18.779      3,115       16.971    18.782        288
2008  .      18.779    10.360      3,739       18.782    10.367        402
2009  .      10.360    14.221      4,466       10.367    14.237        463
2010  .      14.221    16.618      3,979       14.237    16.646        371
2011  .      16.618    15.662      3,464       16.646    15.696        329
2012  .      15.662    18.180      3,084       15.696    18.229        276
2013  .      18.180    23.290      2,578       18.229    23.364        234
---------    ------    ------      -----       ------    ------        ---
American Funds Growth-Income
2005  .      12.897    13.439        575       13.370    13.939         28
2006  .      13.439    15.244      2,100       13.939    15.819        146
2007  .      15.244    15.767      3,532       15.819    16.370        353
2008  .      15.767     9.648      3,994       16.370    10.022        507
2009  .       9.648    12.468      4,384       10.022    12.958        470
2010  .      12.468    13.679      3,930       12.958    14.223        411
2011  .      13.679    13.222      3,479       14.223    13.755        375
2012  .      13.222    15.295      3,018       13.755    15.919        316
2013  .      15.295    20.105      2,721       15.919    20.936        287
---------    ------    ------      -----       ------    ------        ---
American Funds International
2005  .      14.186    16.972        208       15.519    18.576         14
2006  .      16.972    19.882        740       18.576    21.772         34
2007  .      19.882    23.496      1,264       21.772    25.742        103
2008  .      23.496    13.389      1,407       25.742    14.676        172
2009  .      13.389    18.862      1,206       14.676    20.685        107
2010  .      18.862    19.915      1,138       20.685    21.852        104
2011  .      19.915    16.870      1,056       21.852    18.520         93
2012  .      16.870    19.585        884       18.520    21.511         80
2013  .      19.585    23.456        765       21.511    25.776         72
---------    ------    ------      -----       ------    ------        ---
BlackRock Global Allocation V.I.
2009  .      10.255    11.576        260       10.784    11.580         74
2010  .      11.576    12.511        563       11.580    12.521         62
2011  .      12.511    11.870        917       12.521    11.886         68
2012  .      11.870    12.852      1,100       11.886    12.876         57
2013  .      12.852    14.479      1,070       12.876    14.512        100
---------    ------    ------      -----       ------    ------        ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Delaware VIP Diversified Income
2005  .      10.001     9.802         1*        10.862    10.605       103
2006  .       9.802    10.335        36         10.605    11.204       236
2007  .      10.335    10.881        69         11.204    11.820       456
2008  .      10.881    10.143        74         11.820    11.041       557
2009  .      10.143    12.593       113         11.041    13.735       722
2010  .      12.593    13.315        83         13.735    14.551       690
2011  .      13.315    13.854        75         14.551    15.171       588
2012  .      13.854    14.513        90         15.171    15.925       536
2013  .      14.513    14.024        70         15.925    15.418       518
---------    ------    ------       ---         ------    ------       ---
Delaware VIP Emerging Markets
2005  .      11.171    12.010         7         10.275    12.023        81
2006  .      12.010    14.928         5         12.023    14.975       230
2007  .      14.928    20.268        46         14.975    20.372       328
2008  .      20.268     9.598        21         20.372     9.667       308
2009  .       9.598    16.716        31          9.667    16.870       274
2010  .      16.716    19.369        31         16.870    19.586       290
2011  .      19.369    15.188        37         19.586    15.389       238
2012  .      15.188    16.999        30         15.389    17.259       209
2013  .      16.999    18.305        28         17.259    18.622       195
---------    ------    ------       ---         ------    ------       ---
Delaware VIP High Yield
2005  .      10.014    10.216         4         14.045    14.256        44
2006  .      10.216    11.234        35         14.256    15.708       108
2007  .      11.234    11.292        57         15.708    15.821       116
2008  .      11.292     8.365        52         15.821    11.743       336
2009  .       8.365    12.188        84         11.743    17.145       336
2010  .      12.188    13.729        38         17.145    19.350       338
2011  .      13.729    13.770        38         19.350    19.448       119
2012  .      13.770    15.840        35         19.448    22.416       107
2013  .      15.840    16.920        35         22.416    23.993       110
---------    ------    ------       ---         ------    ------       ---
Delaware VIP Limited-Term Diversified Income
2005  .       N/A        N/A        N/A          9.913     9.913        30
2006  .       9.914    10.126         5          9.913    10.158        27
2007  .      10.126    10.346         5         10.158    10.399        32
2008  .      10.346    10.075         6         10.399    10.147       215
2009  .      10.075    11.118        83         10.147    11.220       376
2010  .      11.118    11.366       374         11.220    11.494       249
2011  .      11.366    11.426        86         11.494    11.577       591
2012  .      11.426    11.483        82         11.577    11.658       526
2013  .      11.483    11.106        44         11.658    11.298       505
---------    ------    ------       ---         ------    ------       ---
Delaware VIP REIT
2005  .      10.398    10.385         3         17.994    18.885        65
2006  .      10.385    13.471        24         18.885    24.544       140
2007  .      13.471    11.332        19         24.544    20.688       123
2008  .      11.332     7.188        17         20.688    13.149       106
2009  .       7.188     8.682        13         13.149    15.915        89
2010  .       8.682    10.775         7         15.915    19.791       139
2011  .      10.775    11.683         8         19.791    21.502        81
2012  .      11.683    13.354         8         21.502    24.626        82
2013  .      13.354    13.341        16         24.626    24.652        75
---------    ------    ------       ---         ------    ------       ---
Delaware VIP Small Cap Value
2005  .      10.368    10.746         2         16.831    18.043       101
2006  .      10.746    12.207        56         18.043    20.537       245
2007  .      12.207    11.147        66         20.537    18.791       284
2008  .      11.147     7.640        54         18.791    12.906       306
2009  .       7.640     9.853        67         12.906    16.677       222
2010  .       9.853    12.741        11         16.677    21.607       188
2011  .      12.741    12.290        25         21.607    20.884       170
2012  .      12.290    13.689        12         20.884    23.308       145
2013  .      13.689    17.868        12         23.308    30.486       128
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Delaware VIP Diversified Income
2005  .      10.878    10.648        218        10.881    10.656         9
2006  .      10.648    11.277        592        10.656    11.292        30
2007  .      11.277    11.927      1,124        11.292    11.949        78
2008  .      11.927    11.168      1,675        11.949    11.194       147
2009  .      11.168    13.928      2,043        11.194    13.967       176
2010  .      13.928    14.793      2,020        13.967    14.842       183
2011  .      14.793    15.462      1,878        14.842    15.521       132
2012  .      15.462    16.271      1,757        15.521    16.341       149
2013  .      16.271    15.793      1,395        16.341    15.869       128
---------    ------    ------      -----        ------    ------       ---
Delaware VIP Emerging Markets
2005  .      10.228    12.041        151        10.393    12.044        28
2006  .      12.041    15.034        474        12.044    15.046        39
2007  .      15.034    20.503        715        15.046    20.530        72
2008  .      20.503     9.754        802        20.530     9.771       104
2009  .       9.754    17.063        682         9.771    17.102        74
2010  .      17.063    19.861        620        17.102    19.916        53
2011  .      19.861    15.644        567        19.916    15.695        50
2012  .      15.644    17.588        484        15.695    17.655        42
2013  .      17.588    19.025        449        17.655    19.107        39
---------    ------    ------      -----        ------    ------       ---
Delaware VIP High Yield
2005  .      14.675    14.932         57        12.443    12.668         6
2006  .      14.932    16.495        303        12.668    14.001        11
2007  .      16.495    16.655        431        14.001    14.144        19
2008  .      16.655    12.393        512        14.144    10.530        42
2009  .      12.393    18.139        504        10.530    15.419        45
2010  .      18.139    20.524        559        15.419    17.455        45
2011  .      20.524    20.679        389        17.455    17.596        50
2012  .      20.679    23.895        384        17.596    20.342        51
2013  .      23.895    25.639        331        20.342    21.838        43
---------    ------    ------      -----        ------    ------       ---
Delaware VIP Limited-Term Diversified Income
2005  .       9.971     9.927          1*        9.856     9.930         2
2006  .       9.927    10.197         26         9.930    10.206         4
2007  .      10.197    10.466         75        10.206    10.479         9
2008  .      10.466    10.238        311        10.479    10.256        15
2009  .      10.238    11.349      1,230        10.256    11.375       120
2010  .      11.349    11.655      1,064        11.375    11.687       140
2011  .      11.655    11.769      1,019        11.687    11.808       129
2012  .      11.769    11.880        874        11.808    11.925       139
2013  .      11.880    11.542        656        11.925    11.592       112
---------    ------    ------      -----        ------    ------       ---
Delaware VIP REIT
2005  .      18.704    19.679         74        15.751    16.581         6
2006  .      19.679    25.640        317        16.581    21.613        25
2007  .      25.640    21.666        385        21.613    18.273        33
2008  .      21.666    13.805        332        18.273    11.649        29
2009  .      13.805    16.752        225        11.649    14.142        17
2010  .      16.752    20.883        225        14.142    17.639        14
2011  .      20.883    22.745        202        17.639    19.221        14
2012  .      22.745    26.115        196        19.221    22.080        13
2013  .      26.115    26.208        172        22.080    22.169         9
---------    ------    ------      -----        ------    ------       ---
Delaware VIP Small Cap Value
2005  .      18.229    19.590        125        15.716    16.899         9
2006  .      19.590    22.353        458        16.899    19.292        39
2007  .      22.353    20.504        790        19.292    17.705        88
2008  .      20.504    14.118        802        17.705    12.197       110
2009  .      14.118    18.289        604        12.197    15.808        81
2010  .      18.289    23.755        537        15.808    20.542        61
2011  .      23.755    23.017        489        20.542    19.915        54
2012  .      23.017    25.753        403        19.915    22.293        57
2013  .      25.753    33.769        352        22.293    29.246        52
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Delaware VIP Smid Cap Growth(4)
2005  .      10.279    11.215         5         12.998    13.483         8
2006  .      11.215    11.799         7         13.483    14.214        27
2007  .      11.799    12.775         8         14.214    15.420        49
2008  .      12.775     6.654         7         15.420     8.048        54
2009  .       6.654    10.069         7          8.048    12.202        66
2010  .      11.936    13.491         6         14.487    16.382        71
2011  .      13.491    14.268        21         16.382    17.360        92
2012  .      14.268    15.484         4         17.360    18.877        71
2013  .      15.484    21.396         4         18.877    26.138        51
---------    ------    ------        --         ------    ------        --
Delaware VIP U.S. Growth
2006  .       N/A        N/A        N/A         11.285    11.163         1*
2007  .      11.273    11.521         1*        11.163    12.321         1*
2008  .      11.521     6.453         1*        12.321     6.915        17
2009  .       6.453     9.041         2          6.915     9.708        47
2010  .       9.041    10.062         2          9.708    10.826        52
2011  .      10.062    10.603         2         10.826    11.430        88
2012  .      10.603    12.051         5         11.430    13.018        48
2013  .      12.051    15.882         4         13.018    17.189        44
---------    ------    ------       ---         ------    ------        --
Delaware VIP Value
2005  .      10.060    10.333         1*        11.646    12.101        62
2006  .      10.333    12.539         9         12.101    14.713       139
2007  .      12.539    11.922        17         14.713    14.018       194
2008  .      11.922     7.763        14         14.018     9.146       184
2009  .       7.763     8.953        17          9.146    10.568       208
2010  .       8.953    10.120        16         10.568    11.971       202
2011  .      10.120    10.838         7         11.971    12.846       218
2012  .      10.838    12.157         7         12.846    14.438       175
2013  .      12.157    15.894         7         14.438    18.913       180
---------    ------    ------       ---         ------    ------       ---
DWS Alternative Asset Allocation
2009  .       N/A        N/A        N/A         10.828    11.477         1*
2010  .       N/A        N/A        N/A         11.477    12.642         3
2011  .       N/A        N/A        N/A         12.642    12.029         5
2012  .       N/A        N/A        N/A         12.029    12.921         8
2013  .       N/A        N/A        N/A         12.921    12.786        11
---------    ------    ------       ---         ------    ------       ---
DWS VIT Equity 500 Index(1)
2005  .      10.178    10.386         1*        13.021    13.354        16
2006  .      10.386    11.732         4         13.354    15.115        24
2007  .      11.732    12.079         1*        15.115    15.593        33
2008  .       N/A        N/A        N/A         15.593     9.596        33
2009  .       7.353     9.165         7          9.596    11.878        25
2010  .       9.165    10.287         6         11.878    13.360        26
2011  .      10.287    10.235         8         13.360    13.318        26
2012  .      10.235    11.579         7         13.318    15.097        24
2013  .      11.579    13.517         7         15.097    17.637        23
---------    ------    ------       ---         ------    ------       ---
DWS VIT Small Cap Index(5)
2005  .       N/A        N/A        N/A         15.593    15.926        10
2006  .      11.442    12.343         1*        15.926    18.331        21
2007  .       N/A        N/A        N/A         18.331    17.615        32
2008  .       N/A        N/A        N/A         17.615    11.362        27
2009  .       7.621     9.431         3         11.362    14.090        19
2010  .       9.431    11.658         2         14.090    17.452        13
2011  .      11.658    10.904         2         17.452    16.356         9
2012  .      10.904    12.385         2         16.356    18.615         5
2013  .      12.385    14.473         2         18.615    21.769         5
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Delaware VIP Smid Cap Growth(4)
2005  .      14.780    15.370        28         13.886    14.447         1*
2006  .      15.370    16.244        88         14.447    15.276        19
2007  .      16.244    17.666       117         15.276    16.623        23
2008  .      17.666     9.243        99         16.623     8.701        14
2009  .       9.243    14.050        79          8.701    13.233         6
2010  .      16.713    18.909        93         15.747    17.819         8
2011  .      18.909    20.089       111         17.819    18.940        13
2012  .      20.089    21.899       120         18.940    20.657        17
2013  .      21.899    30.398        98         20.657    28.687        15
---------    ------    ------       ---         ------    ------        --
Delaware VIP U.S. Growth
2006  .      10.458    11.313         1*         N/A        N/A        N/A
2007  .      11.313    12.517        11         13.829    14.601         4
2008  .      12.517     7.042        14         14.601     8.219        41
2009  .       7.042     9.912       158          8.219    11.574        61
2010  .       9.912    11.081        86         11.574    12.946        49
2011  .      11.081    11.729        97         12.946    13.710        50
2012  .      11.729    13.391       109         13.710    15.660        43
2013  .      13.391    17.727       107         15.660    20.741        37
---------    ------    ------       ---         ------    ------       ---
Delaware VIP Value
2005  .      12.631    13.157        78         13.601    14.175         4
2006  .      13.157    16.037       303         14.175    17.286        15
2007  .      16.037    15.317       479         17.286    16.519        45
2008  .      15.317    10.018       473         16.519    10.810        45
2009  .      10.018    11.606       574         10.810    12.529        42
2010  .      11.606    13.178       505         12.529    14.234        41
2011  .      13.178    14.177       573         14.234    15.320        40
2012  .      14.177    15.974       499         15.320    17.271        27
2013  .      15.974    20.978       566         17.271    22.692        32
---------    ------    ------       ---         ------    ------       ---
DWS Alternative Asset Allocation
2009  .      10.814    11.514        16         10.590    11.493         1*
2010  .      11.514    12.714        15         11.493    12.698         1*
2011  .      12.714    12.128        26         12.698    12.119         1*
2012  .      12.128    13.060        40         12.119    13.056         1*
2013  .      13.060    12.955        48         13.056    12.958         3
---------    ------    ------       ---         ------    ------       ---
DWS VIT Equity 500 Index(1)
2005  .      13.074    13.442        34         10.117    10.416         3
2006  .      13.442    15.252       207         10.416    11.825         3
2007  .      15.252    15.774       279         11.825    12.235        22
2008  .      15.774     9.732       277         12.235     7.552        28
2009  .       9.732    12.076       284          7.552     9.376        17
2010  .      12.076    13.617       266          9.376    10.578        15
2011  .      13.617    13.608       243         10.578    10.576        12
2012  .      13.608    15.465       149         10.576    12.026        14
2013  .      15.465    18.084       117         12.026    14.064        10
---------    ------    ------       ---         ------    ------       ---
DWS VIT Small Cap Index(5)
2005  .      10.304    10.773        13          N/A        N/A        N/A
2006  .      10.773    12.431        89         11.508    12.441         1*
2007  .      12.431    11.975       140         12.441    11.991         2
2008  .      11.975     7.743       130         11.991     7.758         3
2009  .       7.743     9.627        72          7.758     9.650         1*
2010  .       9.627    11.954        66          9.650    11.987         1*
2011  .      11.954    11.231        60         11.987    11.268         1*
2012  .      11.231    12.815        48         11.268    12.863         1*
2013  .      12.815    15.000        47         12.863    15.059         1*
---------    ------    ------       ---         ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Fidelity VIP Contrafund
2005  .      10.023    11.209        34         13.826    15.841        225
2006  .      11.209    12.243        98         15.841    17.337        555
2007  .      12.243    14.077       131         17.337    19.974        687
2008  .      14.077     7.907       132         19.974    11.242        814
2009  .       7.907    10.500       182         11.242    14.958      1,083
2010  .      10.500    12.034       109         14.958    17.178        903
2011  .      12.034    11.467       105         17.178    16.402        789
2012  .      11.467    13.055        89         16.402    18.710        701
2013  .      13.055    16.757        77         18.710    24.064        639
---------    ------    ------       ---         ------    ------      -----
Fidelity VIP Growth
2005  .      10.012    10.597         2          9.648     9.997          7
2006  .      10.597    11.069         2          9.997    10.464         36
2007  .      11.069    13.743         2         10.464    13.017        228
2008  .      13.743     7.098         8         13.017     6.736        126
2009  .       7.098     8.903        10          6.736     8.467        172
2010  .       8.903    10.809        12          8.467    10.300        155
2011  .      10.809    10.591        14         10.300    10.113        159
2012  .      10.591    11.877        14         10.113    11.363        128
2013  .      11.877    15.833        13         11.363    15.178        125
---------    ------    ------       ---         ------    ------      -----
Fidelity VIP Mid Cap
2005  .      10.891    11.541         8         10.095    11.554         69
2006  .      11.541    12.716        55         11.554    12.756        323
2007  .      12.716    14.376        77         12.756    14.450        447
2008  .      14.376     8.510        85         14.450     8.571        584
2009  .       8.510    11.657        70          8.571    11.764        433
2010  .      11.657    14.691        25         11.764    14.856        393
2011  .      14.691    12.837        37         14.856    13.007        329
2012  .      12.837    14.416        24         13.007    14.636        292
2013  .      14.416    19.199        31         14.636    19.531        262
---------    ------    ------       ---         ------    ------      -----
Fidelity VIP Overseas(6)
2005  .       9.984    11.958        10         13.311    15.529         36
2006  .      11.958    13.804        11         15.529    17.962         77
2007  .      13.804    15.838        16         17.962    20.650         90
2008  .      15.838     8.700        14         20.650    11.366         65
2009  .       8.700    10.764        13         11.366    14.090         54
2010  .      10.764    11.904        10         14.090    15.614         45
2011  .      11.904     9.645         9         15.614    12.676         50
2012  .       9.645    11.380         2         12.676    14.987         44
2013  .      11.380    12.683         2         14.987    16.716         47
---------    ------    ------       ---         ------    ------      -----
FTVIPT Franklin Income Securities
2006  .      11.164    11.198        20         10.027    11.212        102
2007  .      11.198    11.389       115         11.212    11.425        698
2008  .      11.389     7.852        99         11.425     7.894        812
2009  .       7.852    10.437        67          7.894    10.512        749
2010  .      10.437    11.527        82         10.512    11.634        446
2011  .      11.527    11.568        60         11.634    11.698        401
2012  .      11.568    12.773        49         11.698    12.943        355
2013  .      12.773    14.266        48         12.943    14.485        337
---------    ------    ------       ---         ------    ------      -----
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2005  .      10.379    10.916         1*        12.708    13.079         29
2006  .      10.916    11.630         2         13.079    13.962         55
2007  .      11.630    12.681        26         13.962    15.255        129
2008  .      12.681     7.148        29         15.255     8.616        146
2009  .       7.148    10.059        16          8.616    12.149        107
2010  .      10.059    12.584        13         12.149    15.229        146
2011  .      12.584    11.739        11         15.229    14.234         78
2012  .      11.739    12.755        11         14.234    15.498         64
2013  .      12.755    14.844         9         15.498    18.049         57
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Fidelity VIP Contrafund
2005  .      13.937    16.008        287        13.909    15.985        18
2006  .      16.008    17.564      1,020        15.985    17.547        50
2007  .      17.564    20.286      1,651        17.547    20.277       146
2008  .      20.286    11.447      1,984        20.277    11.447       217
2009  .      11.447    15.268      2,486        11.447    15.276       242
2010  .      15.268    17.578      2,177        15.276    17.596       191
2011  .      17.578    16.826      1,925        17.596    16.851       157
2012  .      16.826    19.241      1,657        16.851    19.280       148
2013  .      19.241    24.809      1,419        19.280    24.872       131
---------    ------    ------      -----        ------    ------       ---
Fidelity VIP Growth
2005  .      10.711    11.126         33        12.488    12.979         1*
2006  .      11.126    11.675         77        12.979    13.626         5
2007  .      11.675    14.560        221        13.626    17.002        11
2008  .      14.560     7.554        231        17.002     8.825        23
2009  .       7.554     9.518        224         8.825    11.125        18
2010  .       9.518    11.607        237        11.125    13.574        23
2011  .      11.607    11.425        274        13.574    13.368        24
2012  .      11.425    12.870        193        13.368    15.065        19
2013  .      12.870    17.234        152        15.065    20.184        18
---------    ------    ------      -----        ------    ------       ---
Fidelity VIP Mid Cap
2005  .      10.182    11.571        128        10.097    11.574        16
2006  .      11.571    12.806        564        11.574    12.816        56
2007  .      12.806    14.543      1,070        12.816    14.562       101
2008  .      14.543     8.648      1,334        14.562     8.663       139
2009  .       8.648    11.900      1,121         8.663    11.927        76
2010  .      11.900    15.064      1,177        11.927    15.106        75
2011  .      15.064    13.223        949        15.106    13.266        70
2012  .      13.223    14.915        825        13.266    14.972        60
2013  .      14.915    19.954        733        14.972    20.040        53
---------    ------    ------      -----        ------    ------       ---
Fidelity VIP Overseas(6)
2005  .      13.419    15.695         26        15.844    18.539         3
2006  .      15.695    18.200        124        18.539    21.509         7
2007  .      18.200    20.976        232        21.509    24.802        10
2008  .      20.976    11.575        229        24.802    13.692        11
2009  .      11.575    14.385        202        13.692    17.025         6
2010  .      14.385    15.981        189        17.025    18.923         5
2011  .      15.981    13.006        192        18.923    15.409         5
2012  .      13.006    15.416        152        15.409    18.273         5
2013  .      15.416    17.210        157        18.273    20.403         5
---------    ------    ------      -----        ------    ------       ---
FTVIPT Franklin Income Securities
2006  .      10.210    11.229        420        10.424    11.232        93
2007  .      11.229    11.471      1,635        11.232    11.481       220
2008  .      11.471     7.945      2,201        11.481     7.956       292
2009  .       7.945    10.608      1,779         7.956    10.627       189
2010  .      10.608    11.768      1,596        10.627    11.795       153
2011  .      11.768    11.864      1,343        11.795    11.897       128
2012  .      11.864    13.159      1,196        11.897    13.203       116
2013  .      13.159    14.763      1,076        13.203    14.819       108
---------    ------    ------      -----        ------    ------       ---
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2005  .      12.811    13.218         21        14.227    14.686         2
2006  .      13.218    14.146         82        14.686    15.725        17
2007  .      14.146    15.494        251        15.725    17.232        34
2008  .      15.494     8.773        252        17.232     9.761        16
2009  .       8.773    12.402        195         9.761    13.806        13
2010  .      12.402    15.584        193        13.806    17.358         9
2011  .      15.584    14.603        148        17.358    16.273         7
2012  .      14.603    15.939        126        16.273    17.771         6
2013  .      15.939    18.580        116        17.771    20.720         6
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
FTVIPT Mutual Shares Securities
2006  .      10.731    11.242         9          9.714    11.256        77
2007  .      11.242    11.403        36         11.256    11.440       416
2008  .      11.403     7.029        35         11.440     7.066       495
2009  .       7.029     8.685        41          7.066     8.748       399
2010  .       8.685     9.466        37          8.748     9.554       376
2011  .       9.466     9.182        38          9.554     9.286       358
2012  .       9.182    10.282        37          9.286    10.419       336
2013  .      10.282    12.927        37         10.419    13.126       254
---------    ------    ------        --         ------    ------       ---
FTVIPT Templeton Global Bond Securities
2005  .       9.813     9.853         2          9.822     9.864        34
2006  .       9.853    10.892         6          9.864    10.926       121
2007  .      10.892    11.851         8         10.926    11.912       315
2008  .      11.851    12.337        15         11.912    12.425       732
2009  .      12.337    14.352        18         12.425    14.484       852
2010  .      14.352    16.100        19         14.484    16.281       736
2011  .      16.100    15.644        18         16.281    15.851       638
2012  .      15.644    17.645        18         15.851    17.914       578
2013  .      17.645    17.577        18         17.914    17.881       542
---------    ------    ------        --         ------    ------       ---
FTVIPT Templeton Growth Securities
2005  .      10.042    10.797         3         12.299    13.151        59
2006  .      10.797    12.891        11         13.151    15.733        97
2007  .      12.891    12.932        23         15.733    15.815       121
2008  .      12.932     7.311        19         15.815     8.959       107
2009  .       7.311     9.395        14          8.959    11.536        63
2010  .       9.395     9.890        12         11.536    12.168        57
2011  .       9.890     9.018        11         12.168    11.117        56
2012  .       9.018    10.701        11         11.117    13.219        50
2013  .      10.701    13.723        11         13.219    16.984        32
---------    ------    ------        --         ------    ------       ---
LVIP American Global Growth
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         12.351    11.007         3
2012  .       N/A        N/A        N/A         11.007    13.201         3
2013  .       N/A        N/A        N/A         13.201    16.686         1*
---------    ------    ------       ---         ------    ------       ---
LVIP American Global Small Capitalization
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         12.736    10.072         3
2012  .       N/A        N/A        N/A         10.072    11.649         9
2013  .       N/A        N/A        N/A         11.649    14.620         3
---------    ------    ------       ---         ------    ------       ---
LVIP American Growth
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         12.467    11.671         3
2012  .       N/A        N/A        N/A         11.671    13.463         9
2013  .       N/A        N/A        N/A         13.463    17.144         7
---------    ------    ------       ---         ------    ------       ---
LVIP American Growth-Income
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         12.150    11.667         4
2012  .       N/A        N/A        N/A         11.667    13.412         9
2013  .       N/A        N/A        N/A         13.412    17.523         8
---------    ------    ------       ---         ------    ------       ---
LVIP American International
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         12.244    10.303         4
2012  .       N/A        N/A        N/A         10.303    11.885         7
2013  .       N/A        N/A        N/A         11.885    14.142         4
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
FTVIPT Mutual Shares Securities
2006  .       9.923    11.274        191        10.453    11.277        18
2007  .      11.274    11.486      1,090        11.277    11.495        92
2008  .      11.486     7.112      1,475        11.495     7.122       134
2009  .       7.112     8.827      1,094         7.122     8.843        75
2010  .       8.827     9.664      1,108         8.843     9.687        67
2011  .       9.664     9.416        925         9.687     9.443        56
2012  .       9.416    10.592        727         9.443    10.627        62
2013  .      10.592    13.377        584        10.627    13.428        54
---------    ------    ------      -----        ------    ------       ---
FTVIPT Templeton Global Bond Securities
2005  .       9.763     9.879         37        10.051     9.881         4
2006  .       9.879    10.969        227         9.881    10.977         8
2007  .      10.969    11.988        914        10.977    12.004        68
2008  .      11.988    12.537      2,001        12.004    12.559       162
2009  .      12.537    14.650      2,330        12.559    14.684       202
2010  .      14.650    16.509      2,068        14.684    16.555       194
2011  .      16.509    16.113      1,750        16.555    16.167       159
2012  .      16.113    18.256      1,489        16.167    18.325       140
2013  .      18.256    18.268      1,348        18.325    18.347       138
---------    ------    ------      -----        ------    ------       ---
FTVIPT Templeton Growth Securities
2005  .      13.332    14.290         29        14.508    15.559         5
2006  .      14.290    17.139        234        15.559    18.670        30
2007  .      17.139    17.271        321        18.670    18.824        29
2008  .      17.271     9.808        227        18.824    10.695        18
2009  .       9.808    12.661        158        10.695    13.813        17
2010  .      12.661    13.388        125        13.813    14.613        16
2011  .      13.388    12.263        104        14.613    13.391        14
2012  .      12.263    14.618         92        13.391    15.971         7
2013  .      14.618    18.829         77        15.971    20.583         5
---------    ------    ------      -----        ------    ------       ---
LVIP American Global Growth
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .      12.366    11.049          4         N/A        N/A        N/A
2012  .      11.049    13.284          6         N/A        N/A        N/A
2013  .      13.284    16.832          6         N/A        N/A        N/A
---------    ------    ------      -----        ------    ------       ---
LVIP American Global Small Capitalization
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .      12.752    10.110          3         N/A        N/A        N/A
2012  .      10.110    11.722          3         N/A        N/A        N/A
2013  .      11.722    14.748          3         N/A        N/A        N/A
---------    ------    ------      -----        ------    ------       ---
LVIP American Growth
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .      12.482    11.715         28         N/A        N/A        N/A
2012  .      11.715    13.548         40         N/A        N/A        N/A
2013  .      13.548    17.295         39         N/A        N/A        N/A
---------    ------    ------      -----        ------    ------       ---
LVIP American Growth-Income
2010  .      11.956    12.166          5         N/A        N/A        N/A
2011  .      12.166    11.711         34         N/A        N/A        N/A
2012  .      11.711    13.496         57         N/A        N/A        N/A
2013  .      13.496    17.677         64         N/A        N/A        N/A
---------    ------    ------      -----        ------    ------       ---
LVIP American International
2010  .      12.092    12.259          2         N/A        N/A        N/A
2011  .      12.259    10.341          3         N/A        N/A        N/A
2012  .      10.341    11.959          3         N/A        N/A        N/A
2013  .      11.959    14.266          3         N/A        N/A        N/A
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Baron Growth Opportunities(7)
2006  .       N/A        N/A        N/A          9.822    10.606         7
2007  .      10.907    10.739         7         10.606    10.774        97
2008  .      10.739     6.406         8         10.774     6.440       171
2009  .       6.406     8.686         4          6.440     8.749       121
2010  .       8.686    10.761         4          8.749    10.861       110
2011  .      10.761    10.972         4         10.861    11.096       101
2012  .      10.972    12.717         4         11.096    12.886        89
2013  .      12.717    17.459         4         12.886    17.727        84
---------    ------    ------       ---         ------    ------       ---
LVIP BlackRock Emerging Markets RPM
2012  .       N/A        N/A        N/A         10.760    10.965         1*
2013  .       N/A        N/A        N/A         10.965     9.894         5
---------    ------    ------       ---         ------    ------       ---
LVIP BlackRock Equity Dividend RPM
2005  .      10.029    10.451         3         10.142    10.463        11
2006  .      10.451    11.370         4         10.463    11.406        26
2007  .      11.370    11.601         5         11.406    11.661        71
2008  .      11.601     6.995        11         11.661     7.046        59
2009  .       6.995     8.434         6          7.046     8.511        72
2010  .       8.434     9.725         4          8.511     9.834        75
2011  .       9.725     9.264         4          9.834     9.387        58
2012  .       9.264    10.596         4          9.387    10.758        87
2013  .      10.596    12.247         5         10.758    12.459        76
---------    ------    ------       ---         ------    ------       ---
LVIP BlackRock Global Allocation V.I. RPM
2013  .       N/A        N/A        N/A         10.156    10.395        50
---------    ------    ------       ---         ------    ------       ---
LVIP BlackRock Inflation Protected Bond
2010  .      10.042    10.074         1*         N/A        N/A        N/A
2011  .      10.074    11.047        19         10.086    11.083        87
2012  .      11.047    11.505        19         11.083    11.565       102
2013  .      11.505    10.311        41         11.565    10.385       427
---------    ------    ------       ---         ------    ------       ---
LVIP Capital Growth
2007  .       N/A        N/A        N/A          9.872    10.691        11
2008  .       N/A        N/A        N/A         10.691     6.118         9
2009  .       6.637     8.041         1*         6.118     8.084        34
2010  .       8.041     9.354         1*         8.084     9.421        57
2011  .       9.354     8.321         1*         9.421     8.398        35
2012  .       8.321     9.687         1*         8.398     9.797        61
2013  .       9.687    12.882         1*         9.797    13.054        37
---------    ------    ------       ---         ------    ------       ---
LVIP Clarion Global Real Estate
2007  .       9.235     8.201        30          9.556     8.211        74
2008  .       8.201     4.648        21          8.211     4.663       179
2009  .       4.648     6.264        16          4.663     6.297       119
2010  .       6.264     7.224        13          6.297     7.277       111
2011  .       7.224     6.450        13          7.277     6.510        94
2012  .       6.450     7.865        12          6.510     7.954        81
2013  .       7.865     7.944        13          7.954     8.049        79
---------    ------    ------       ---         ------    ------       ---
LVIP Columbia Small-Mid Cap Growth RPM
2007  .      10.599    10.922         1*        10.030    10.826        73
2008  .      10.922     5.413         1*        10.826     5.376        55
2009  .       5.413     7.856         1*         5.376     7.818        36
2010  .       7.856     9.774         2          7.818     9.747       108
2011  .       9.774     8.831        13          9.747     8.823        41
2012  .       8.831     9.194         2          8.823     9.204        29
2013  .       9.194    11.222         2          9.204    11.257        25
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Baron Growth Opportunities(7)
2006  .       9.310    10.623         26         N/A        N/A        N/A
2007  .      10.623    10.817        211        10.626    10.826        73
2008  .      10.817     6.482        301        10.826     6.491        70
2009  .       6.482     8.829        302         6.491     8.845        26
2010  .       8.829    10.987        314         8.845    11.012        26
2011  .      10.987    11.253        261        11.012    11.285        23
2012  .      11.253    13.101        213        11.285    13.145        20
2013  .      13.101    18.068        274        13.145    18.137        18
---------    ------    ------        ---        ------    ------       ---
LVIP BlackRock Emerging Markets RPM
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .      10.640     9.927         13         N/A        N/A        N/A
---------    ------    ------       ----        ------    ------       ---
LVIP BlackRock Equity Dividend RPM
2005  .      10.009    10.478         33        10.114    10.481         1*
2006  .      10.478    11.451         80        10.481    11.460        18
2007  .      11.451    11.736        172        11.460    11.751        23
2008  .      11.736     7.109        174        11.751     7.122        32
2009  .       7.109     8.609        179         7.122     8.629        23
2010  .       8.609     9.972        176         8.629    10.000        23
2011  .       9.972     9.542        163        10.000     9.574        23
2012  .       9.542    10.963        116         9.574    11.005        29
2013  .      10.963    12.729        140        11.005    12.784        15
---------    ------    ------       ----        ------    ------       ---
LVIP BlackRock Global Allocation V.I. RPM
2013  .       9.771    10.411         19        10.170    10.414        12
---------    ------    ------       ----        ------    ------       ---
LVIP BlackRock Inflation Protected Bond
2010  .      10.320    10.102         40         N/A        N/A        N/A
2011  .      10.102    11.128        347        10.105    11.137        83
2012  .      11.128    11.641        384        11.137    11.657        51
2013  .      11.641    10.480      1,337        11.657    10.499       146
---------    ------    ------      -----        ------    ------       ---
LVIP Capital Growth
2007  .      10.097    10.708          7        10.061    10.711         1*
2008  .      10.708     6.143         13        10.711     6.148         5
2009  .       6.143     8.137         45         6.148     8.147        11
2010  .       8.137     9.507         55         8.147     9.524        14
2011  .       9.507     8.496         34         9.524     8.515        15
2012  .       8.496     9.935         46         8.515     9.963        12
2013  .       9.935    13.271         56         9.963    13.315         6
---------    ------    ------      -----        ------    ------       ---
LVIP Clarion Global Real Estate
2007  .      10.062     8.223        338         9.276     8.226        36
2008  .       8.223     4.682        487         8.226     4.686        67
2009  .       4.682     6.338        486         4.686     6.346        43
2010  .       6.338     7.343        496         6.346     7.356        42
2011  .       7.343     6.586        469         7.356     6.601        37
2012  .       6.586     8.066        441         6.601     8.089        33
2013  .       8.066     8.184        445         8.089     8.211        43
---------    ------    ------      -----        ------    ------       ---
LVIP Columbia Small-Mid Cap Growth RPM
2007  .       9.906    10.843         91         9.700    10.846         7
2008  .      10.843     5.398         87        10.846     5.403        25
2009  .       5.398     7.869         88         5.403     7.879        20
2010  .       7.869     9.835        131         7.879     9.853        18
2011  .       9.835     8.926         86         9.853     8.946        18
2012  .       8.926     9.335         70         8.946     9.361        18
2013  .       9.335    11.445         66         9.361    11.483        13
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Delaware Bond
2005  .       9.929     9.861        57         10.322    10.380       150
2006  .       9.861    10.096        99         10.380    10.648       523
2007  .      10.096    10.407       115         10.648    10.999       686
2008  .      10.407     9.869       153         10.999    10.451       826
2009  .       9.869    11.461       120         10.451    12.161       993
2010  .      11.461    12.146       114         12.161    12.914       936
2011  .      12.146    12.770       101         12.914    13.604       806
2012  .      12.770    13.298        80         13.604    14.195       778
2013  .      13.298    12.690        79         14.195    13.573       705
---------    ------    ------       ---         ------    ------       ---
LVIP Delaware Diversified Floating Rate
2010  .       N/A        N/A        N/A         10.030    10.028         1*
2011  .      10.015     9.769         5         10.028     9.801        15
2012  .       9.769     9.955        46          9.801    10.007        40
2013  .       9.955     9.807        22         10.007     9.878       136
---------    ------    ------       ---         ------    ------       ---
LVIP Delaware Foundation Aggressive Allocation(8)
2005  .      10.078    10.557         5         12.607    13.191         7
2006  .      10.557    11.820         7         13.191    14.798        22
2007  .      11.820    12.294        22         14.798    15.423       140
2008  .      12.294     8.027        16         15.423    10.090       128
2009  .       8.027    10.359         9         10.090    13.047        84
2010  .      10.359    11.393         9         13.047    14.378        45
2011  .      11.393    10.914         8         14.378    13.801        39
2012  .      10.914    12.090         8         13.801    15.319        35
2013  .      12.090    14.213         8         15.319    18.045        33
---------    ------    ------       ---         ------    ------       ---
LVIP Delaware Growth and Income
2005  .      10.507    10.344         1*         N/A        N/A        N/A
2006  .      10.344    11.364         2         10.496    11.400        13
2007  .      11.364    11.791         2         11.400    11.851        34
2008  .       N/A        N/A        N/A         11.851     7.450        43
2009  .       N/A        N/A        N/A          7.450     9.091        65
2010  .       N/A        N/A        N/A          9.091    10.049        61
2011  .       N/A        N/A        N/A         10.049     9.952        52
2012  .       N/A        N/A        N/A          9.952    11.233        41
2013  .       N/A        N/A        N/A         11.233    14.651        40
---------    ------    ------       ---         ------    ------       ---
LVIP Delaware Social Awareness
2005  .      10.031    10.745        33         13.524    14.844        20
2006  .      10.745    11.799        34         14.844    16.332        55
2007  .      11.799    11.879        35         16.332    16.475        68
2008  .      11.879     7.610        33         16.475    10.576        36
2009  .       7.610     9.663        33         10.576    13.456        63
2010  .       9.663    10.531        30         13.456    14.694        51
2011  .      10.531    10.352        29         14.694    14.473        45
2012  .      10.352    11.657        14         14.473    16.330        46
2013  .      11.657    15.450        12         16.330    21.687        50
---------    ------    ------       ---         ------    ------       ---
LVIP Delaware Special Opportunities
2007  .       9.511     9.119         1*         9.075     9.131         5
2008  .       9.119     5.644         1*         9.131     5.663        16
2009  .       5.644     7.191         2          5.663     7.230        25
2010  .       7.191     9.176         4          7.230     9.244        28
2011  .       9.176     8.497         4          9.244     8.577        30
2012  .       8.497     9.539         4          8.577     9.648        28
2013  .       9.539    12.466         3          9.648    12.633        23
---------    ------    ------       ---         ------    ------       ---
LVIP Dimensional Non-U.S. Equity RPM
2011  .       8.748     8.279         3         10.153     8.290         8
2012  .       8.279     9.615         3          8.290     9.646        18
2013  .       9.615    10.822         3          9.646    10.879        32
---------    ------    ------       ---         ------    ------       ---
LVIP Dimensional U.S. Equity RPM
2011  .       8.686     9.332         6         10.158     9.344        14
2012  .       9.332    10.713         6          9.344    10.748        20
2013  .      10.713    13.531         5         10.748    13.602        23
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Delaware Bond
2005  .      10.008     9.886        413         9.906     9.889        26
2006  .       9.886    10.167      1,195         9.889    10.175        70
2007  .      10.167    10.529      1,990        10.175    10.542       186
2008  .      10.529    10.029      2,303        10.542    10.047       289
2009  .      10.029    11.699      2,679        10.047    11.726       305
2010  .      11.699    12.454      2,379        11.726    12.489       330
2011  .      12.454    13.153      2,106        12.489    13.196       232
2012  .      13.153    13.758      2,133        13.196    13.810       236
2013  .      13.758    13.188      1,665        13.810    13.245       210
---------    ------    ------      -----        ------    ------       ---
LVIP Delaware Diversified Floating Rate
2010  .      10.049    10.043          6        10.051    10.046         6
2011  .      10.043     9.841        139        10.046     9.849         7
2012  .       9.841    10.073         79         9.849    10.086         8
2013  .      10.073     9.968        424        10.086     9.986        54
---------    ------    ------      -----        ------    ------       ---
LVIP Delaware Foundation Aggressive Allocation(8)
2005  .      10.113    10.584         12        10.608    10.587         5
2006  .      10.584    11.904         57        10.587    11.913        20
2007  .      11.904    12.437        298        11.913    12.453        29
2008  .      12.437     8.157        213        12.453     8.171        36
2009  .       8.157    10.574        151         8.171    10.598        22
2010  .      10.574    11.682        137        10.598    11.715        13
2011  .      11.682    11.241        124        11.715    11.278        11
2012  .      11.241    12.509        113        11.278    12.556         8
2013  .      12.509    14.772         89        12.556    14.835         8
---------    ------    ------      -----        ------    ------       ---
LVIP Delaware Growth and Income
2005  .      10.305    10.370         12         N/A        N/A        N/A
2006  .      10.370    11.444        102        10.789    11.453         1*
2007  .      11.444    11.928        187        11.453    11.943        16
2008  .      11.928     7.517        212        11.943     7.530        23
2009  .       7.517     9.195        259         7.530     9.216        16
2010  .       9.195    10.189        265         9.216    10.218        13
2011  .      10.189    10.117        220        10.218    10.150        12
2012  .      10.117    11.447        193        10.150    11.491         6
2013  .      11.447    14.968        185        11.491    15.032         2
---------    ------    ------      -----        ------    ------       ---
LVIP Delaware Social Awareness
2005  .      10.150    10.773         57        10.291    10.776         8
2006  .      10.773    11.883         99        10.776    11.892         2
2007  .      11.883    12.017        135        11.892    12.032        15
2008  .      12.017     7.734        129        12.032     7.747        15
2009  .       7.734     9.864        124         7.747     9.887        18
2010  .       9.864    10.798         90         9.887    10.829        18
2011  .      10.798    10.663         67        10.829    10.698        14
2012  .      10.663    12.061         56        10.698    12.107        13
2013  .      12.061    16.058         85        12.107    16.127        11
---------    ------    ------      -----        ------    ------       ---
LVIP Delaware Special Opportunities
2007  .       8.915     9.145          7         9.804     9.148         3
2008  .       9.145     5.686         35         9.148     5.690        17
2009  .       5.686     7.277         39         5.690     7.287         8
2010  .       7.277     9.328        123         7.287     9.345        10
2011  .       9.328     8.676         81         9.345     8.696         8
2012  .       8.676     9.784         63         8.696     9.812         7
2013  .       9.784    12.844         66         9.812    12.886         6
---------    ------    ------      -----        ------    ------       ---
LVIP Dimensional Non-U.S. Equity RPM
2011  .       9.630     8.303         12         N/A        N/A        N/A
2012  .       8.303     9.685         19         9.067     9.693         1*
2013  .       9.685    10.951         69         9.693    10.966         1*
---------    ------    ------      -----        ------    ------       ---
LVIP Dimensional U.S. Equity RPM
2011  .       8.712     9.359          9         N/A        N/A        N/A
2012  .       9.359    10.792         15        10.289    10.801         1*
2013  .      10.792    13.692         91        10.801    13.710         6
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Dimensional/Vanguard Total Bond
2011  .      10.193    10.318        88         10.036    10.331        14
2012  .      10.318    10.466         2         10.331    10.500        57
2013  .      10.466     9.950         1*        10.500    10.003        50
---------    ------    ------        --         ------    ------        --
LVIP Global Income
2009  .       N/A        N/A        N/A         10.112    10.661         4
2010  .      10.649    11.421         1*        10.661    11.457        34
2011  .      11.421    11.287         6         11.457    11.346        36
2012  .      11.287    11.885         5         11.346    11.971        41
2013  .      11.885    11.293         1*        11.971    11.398        51
---------    ------    ------       ---         ------    ------        --
LVIP Growth Fund(9)
2005  .       N/A        N/A        N/A         10.186    10.809         3
2006  .       9.950    11.209         1*        10.809    11.244         5
---------    ------    ------       ---         ------    ------        --
LVIP Growth Opportunities(10)
2005  .       N/A        N/A        N/A         10.944    11.430         4
2006  .      11.426    12.298         1*        11.430    12.336         7
---------    ------    ------       ---         ------    ------        --
LVIP JPMorgan High Yield
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .      10.778    10.833         4         10.792    10.868       299
2012  .      10.833    12.172         3         10.868    12.236       140
2013  .      12.172    12.683         2         12.236    12.775        70
---------    ------    ------       ---         ------    ------       ---
LVIP JPMorgan Mid Cap Value RPM
2007  .       N/A        N/A        N/A         10.079     9.347         4
2008  .       6.575     6.027         1*         9.347     6.046        33
2009  .       6.027     7.346         2          6.046     7.385        11
2010  .       7.346     8.961         3          7.385     9.027        21
2011  .       8.961     8.608         3          9.027     8.688        22
2012  .       8.608     9.574         3          8.688     9.682        22
2013  .       9.574    11.623         3          9.682    11.778        30
---------    ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2010
2007  .       N/A        N/A        N/A         10.042    10.425         1*
2008  .       N/A        N/A        N/A         10.425     7.772        11
2009  .       N/A        N/A        N/A          7.772     9.472        11
2010  .       N/A        N/A        N/A          9.472    10.344         9
2011  .       N/A        N/A        N/A         10.344    10.260        10
2012  .       N/A        N/A        N/A         10.260    10.911        10
2013  .       N/A        N/A        N/A         10.911    11.644         8
---------    ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2020
2007  .       N/A        N/A        N/A          9.933    10.271         1*
2008  .       N/A        N/A        N/A         10.271     7.357       138
2009  .       7.524     9.010         4          7.357     9.057       143
2010  .       N/A        N/A        N/A          9.057     9.941       124
2011  .       N/A        N/A        N/A          9.941     9.759       123
2012  .       N/A        N/A        N/A          9.759    10.361       121
2013  .       N/A        N/A        N/A         10.361    11.281        25
---------    ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2030
2007  .       N/A        N/A        N/A          9.923    10.377         3
2008  .       N/A        N/A        N/A         10.377     7.037         3
2009  .       N/A        N/A        N/A          7.037     8.823        94
2010  .       N/A        N/A        N/A          8.823     9.728        16
2011  .       N/A        N/A        N/A          9.728     9.476        19
2012  .       N/A        N/A        N/A          9.476    10.018        15
2013  .       N/A        N/A        N/A         10.018    11.163        13
---------    ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2040
2007  .       N/A        N/A        N/A         10.316    10.203         3
2008  .       N/A        N/A        N/A         10.203     6.442         1*
2009  .       N/A        N/A        N/A          6.442     8.265         1*
2010  .       N/A        N/A        N/A          8.265     9.205         2
2011  .       N/A        N/A        N/A          9.205     8.886         1*
2012  .       N/A        N/A        N/A          8.886     9.326         1*
2013  .       N/A        N/A        N/A          9.326    10.648         1*
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Dimensional/Vanguard Total Bond
2011  .       9.999    10.347        39         10.215    10.350         3
2012  .      10.347    10.543       117         10.350    10.551         5
2013  .      10.543    10.068        98         10.551    10.082        16
---------    ------    ------       ---         ------    ------        --
LVIP Global Income
2009  .      10.103    10.673        40         10.444    10.682         3
2010  .      10.673    11.498       105         10.682    11.514         3
2011  .      11.498    11.415       160         11.514    11.436        14
2012  .      11.415    12.074       152         11.436    12.103        16
2013  .      12.074    11.524       173         12.103    11.557         6
---------    ------    ------       ---         ------    ------        --
LVIP Growth Fund(9)
2005  .      10.198    10.825        20         10.273    10.827         1*
2006  .      10.825    11.288        53         10.827    11.297         1*
---------    ------    ------       ---         ------    ------        --
LVIP Growth Opportunities(10)
2005  .      11.161    11.446         1*         N/A        N/A        N/A
2006  .      11.446    12.385        27         12.239    12.395        14
---------    ------    ------       ---         ------    ------       ---
LVIP JPMorgan High Yield
2010  .      10.722    10.809         5          N/A        N/A        N/A
2011  .      10.809    10.912       318         10.812    10.921         7
2012  .      10.912    12.316       300         10.921    12.332         8
2013  .      12.316    12.891       194         12.332    12.914        18
---------    ------    ------       ---         ------    ------       ---
LVIP JPMorgan Mid Cap Value RPM
2007  .       9.111     9.361         5         10.324     9.364         4
2008  .       9.361     6.071        42          9.364     6.076         5
2009  .       6.071     7.433        26          6.076     7.443         3
2010  .       7.433     9.109        51          7.443     9.125         3
2011  .       9.109     8.789        62          9.125     8.809        21
2012  .       8.789     9.819        40          8.809     9.846        19
2013  .       9.819    11.975        33          9.846    12.015        16
---------    ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2010
2007  .      10.283    10.440         3          N/A        N/A        N/A
2008  .      10.440     7.802        19          8.523     7.809         1*
2009  .       7.802     9.534        30          7.809     9.546         2
2010  .       9.534    10.437        26          9.546    10.456         1*
2011  .      10.437    10.378        27         10.456    10.402         1*
2012  .      10.378    11.064        26         10.402    11.095         1*
2013  .      11.064    11.837        20         11.095    11.877         1*
---------    ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2020
2007  .       9.548    10.287         9          N/A        N/A        N/A
2008  .      10.287     7.387        78          8.125     7.393         1*
2009  .       7.387     9.117        81          7.393     9.129        16
2010  .       9.117    10.031        80          9.129    10.050        15
2011  .      10.031     9.872        79         10.050     9.895         1*
2012  .       9.872    10.508        92          9.895    10.538         1*
2013  .      10.508    11.469       162         10.538    11.507         1*
---------    ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2030
2007  .       9.566    10.393         6          N/A        N/A        N/A
2008  .      10.393     7.066        25          7.839     7.072         1*
2009  .       7.066     8.881        64          7.072     8.892         4
2010  .       8.881     9.816        63          8.892     9.833         4
2011  .       9.816     9.587        77          9.833     9.608         4
2012  .       9.587    10.159        80          9.608    10.188         4
2013  .      10.159    11.349       105         10.188    11.386         4
---------    ------    ------       ---         ------    ------       ---
LVIP Managed Risk Profile 2040
2007  .      10.284    10.219         2          N/A        N/A        N/A
2008  .      10.219     6.468        52          N/A        N/A        N/A
2009  .       6.468     8.320        29          N/A        N/A        N/A
2010  .       8.320     9.288        30          N/A        N/A        N/A
2011  .       9.288     8.989        27          N/A        N/A        N/A
2012  .       8.989     9.457        16          N/A        N/A        N/A
2013  .       9.457    10.825        31          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Managed Risk Profile Conservative
2005  .      10.137    10.231         1*        10.153    10.243         32
2006  .      10.231    10.938         4         10.243    10.972        144
2007  .      10.938    11.526        16         10.972    11.585        464
2008  .      11.526     9.191        57         11.585     9.257        600
2009  .       9.191    11.220        60          9.257    11.323        652
2010  .      11.220    12.123       288         11.323    12.259        551
2011  .      12.123    12.290       276         12.259    12.453        590
2012  .      12.290    13.192       273         12.453    13.393        604
2013  .      13.192    14.155       122         13.393    14.400        521
---------    ------    ------       ---         ------    ------        ---
LVIP Managed Risk Profile Growth
2005  .      10.466    10.625         1*        10.000    10.637        322
2006  .      10.625    11.857         9         10.637    11.895        844
2007  .      11.857    12.732       508         11.895    12.797      1,328
2008  .      12.732     8.288        31         12.797     8.348      1,698
2009  .       8.288    10.457        25          8.348    10.553      1,619
2010  .      10.457    11.524        23         10.553    11.653      1,433
2011  .      11.524    11.267        23         11.653    11.417      1,339
2012  .      11.267    12.025        28         11.417    12.208      1,254
2013  .      12.025    13.350       222         12.208    13.581      1,089
---------    ------    ------       ---         ------    ------      -----
LVIP Managed Risk Profile Moderate
2005  .       N/A        N/A        N/A         10.006    10.460        246
2006  .      10.575    11.447        56         10.460    11.483        865
2007  .      11.447    12.230        96         11.483    12.293      1,377
2008  .      12.230     8.774       121         12.293     8.837      1,683
2009  .       8.774    10.985       190          8.837    11.085      1,544
2010  .      10.985    12.025        98         11.085    12.159      1,346
2011  .      12.025    11.894        85         12.159    12.052      1,151
2012  .      11.894    12.745        79         12.052    12.940      1,085
2013  .      12.745    13.940        39         12.940    14.181        922
---------    ------    ------       ---         ------    ------      -----
LVIP MFS International Growth RPM
2013  .       N/A        N/A        N/A          9.956    10.036         16
---------    ------    ------       ---         ------    ------      -----
LVIP MFS International Growth
2007  .       N/A        N/A        N/A          9.831    11.135         82
2008  .       9.929     5.552         2         11.135     5.570         79
2009  .       5.552     7.375        31          5.570     7.413        102
2010  .       7.375     8.156         4          7.413     8.215        186
2011  .       8.156     7.187         4          8.215     7.253        102
2012  .       7.187     8.391         4          7.253     8.485         77
2013  .       8.391     9.320         4          8.485     9.444         83
---------    ------    ------       ---         ------    ------      -----
LVIP MFS Value
2007  .       9.846     9.686         1*        10.002     9.698         25
2008  .       9.686     6.412         1*         9.698     6.433        148
2009  .       6.412     7.584        27          6.433     7.624        132
2010  .       7.584     8.275        36          7.624     8.335        149
2011  .       8.275     8.083        53          8.335     8.157        130
2012  .       8.083     9.194        49          8.157     9.297         92
2013  .       9.194    12.222        49          9.297    12.384        107
---------    ------    ------       ---         ------    ------      -----
LVIP Mid-Cap Value
2007  .       9.550     8.617         1*        10.004     8.627         31
2008  .       8.617     4.996         1*         8.627     5.012         54
2009  .       4.996     6.957         1*         5.012     6.994         27
2010  .       6.957     8.429         1*         6.994     8.490         32
2011  .       8.429     7.473         1*         8.490     7.542         35
2012  .       7.473     9.069         1*         7.542     9.171         29
2013  .       9.069    11.896         1*         9.171    12.054         34
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Managed Risk Profile Conservative
2005  .      10.012    10.257        158         N/A        N/A        N/A
2006  .      10.257    11.015        468        10.397    11.024         3
2007  .      11.015    11.660        777        11.024    11.675       128
2008  .      11.660     9.340      1,268        11.675     9.356       121
2009  .       9.340    11.453      1,689         9.356    11.479        99
2010  .      11.453    12.431      1,640        11.479    12.465       102
2011  .      12.431    12.659      1,392        12.465    12.701       101
2012  .      12.659    13.649      1,619        12.701    13.700        84
2013  .      13.649    14.712      1,360        13.700    14.775       115
---------    ------    ------      -----        ------    ------       ---
LVIP Managed Risk Profile Growth
2005  .      10.122    10.652        620        10.000    10.655         8
2006  .      10.652    11.941      1,783        10.655    11.951        52
2007  .      11.941    12.880      3,079        11.951    12.896       196
2008  .      12.880     8.423      3,607        12.896     8.438       332
2009  .       8.423    10.674      3,960         8.438    10.699       360
2010  .      10.674    11.816      3,443        10.699    11.849       315
2011  .      11.816    11.606      3,293        11.849    11.644       289
2012  .      11.606    12.442      2,712        11.644    12.489       196
2013  .      12.442    13.875      2,610        12.489    13.935       220
---------    ------    ------      -----        ------    ------       ---
LVIP Managed Risk Profile Moderate
2005  .      10.000    10.475        618        10.083    10.478        72
2006  .      10.475    11.528      2,596        10.478    11.537       174
2007  .      11.528    12.372      4,178        11.537    12.388       309
2008  .      12.372     8.916      6,115        12.388     8.932       297
2009  .       8.916    11.213      6,456         8.932    11.238       285
2010  .      11.213    12.330      5,783        11.238    12.364       171
2011  .      12.330    12.251      5,027        12.364    12.291       199
2012  .      12.251    13.187      4,548        12.291    13.237       227
2013  .      13.187    14.488      3,943        13.237    14.550       191
---------    ------    ------      -----        ------    ------       ---
LVIP MFS International Growth RPM
2013  .       9.826    10.052         26         N/A        N/A        N/A
---------    ------    ------      -----        ------    ------       ---
LVIP MFS International Growth
2007  .       9.897    11.153        146        10.339    11.156         6
2008  .      11.153     5.593        213        11.156     5.597        47
2009  .       5.593     7.462        269         5.597     7.472        48
2010  .       7.462     8.290        262         7.472     8.305        36
2011  .       8.290     7.338        147         8.305     7.354        27
2012  .       7.338     8.605        138         7.354     8.630        21
2013  .       8.605     9.602        146         8.630     9.634        33
---------    ------    ------      -----        ------    ------       ---
LVIP MFS Value
2007  .       9.979     9.713         35         9.328     9.716         3
2008  .       9.713     6.459        176         9.716     6.464        18
2009  .       6.459     7.674        318         6.464     7.684        67
2010  .       7.674     8.411        328         7.684     8.426        70
2011  .       8.411     8.252        271         8.426     8.271        49
2012  .       8.252     9.429        201         8.271     9.455        44
2013  .       9.429    12.591        307         9.455    12.633        49
---------    ------    ------      -----        ------    ------       ---
LVIP Mid-Cap Value
2007  .       9.784     8.641        116        10.128     8.643         4
2008  .       8.641     5.032         97         8.643     5.036        11
2009  .       5.032     7.040        104         5.036     7.049         6
2010  .       7.040     8.567         97         7.049     8.582         6
2011  .       8.567     7.630         76         8.582     7.647         6
2012  .       7.630     9.301        103         7.647     9.327         4
2013  .       9.301    12.255         79         9.327    12.296         3
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Mondrian International Value
2005  .       9.996    11.075        18         15.542    17.136         47
2006  .      11.075    14.078        18         17.136    21.827        116
2007  .      14.078    15.346        15         21.827    23.840        124
2008  .      15.346     9.505        15         23.840    14.795        106
2009  .       9.505    11.266        25         14.795    17.571         77
2010  .      11.266    11.287        18         17.571    17.640         71
2011  .      11.287    10.570        18         17.640    16.553         65
2012  .      10.570    11.329         3         16.553    17.776         60
2013  .      11.329    13.499         8         17.776    21.224        102
---------    ------    ------        --         ------    ------        ---
LVIP Money Market
2005  .      10.001    10.054        23          9.794     9.863         17
2006  .      10.054    10.290       134          9.863    10.115        317
2007  .      10.290    10.561       217         10.115    10.402      1,123
2008  .      10.561    10.568        57         10.402    10.430      1,844
2009  .      10.568    10.368        45         10.430    10.252        542
2010  .      10.368    10.167        54         10.252    10.074        497
2011  .      10.167     9.968        87         10.074     9.897        335
2012  .       9.968     9.773        84          9.897     9.723        505
2013  .       9.773     9.582        66          9.723     9.552        356
---------    ------    ------       ---         ------    ------      -----
LVIP SSGA Bond Index
2008  .       9.999    10.438        17         10.053    10.448        269
2009  .      10.438    10.667        44         10.448    10.699        537
2010  .      10.667    11.052        35         10.699    11.108        588
2011  .      11.052    11.606        21         11.108    11.688        564
2012  .      11.606    11.786        21         11.688    11.893        617
2013  .      11.786    11.227        23         11.893    11.352        523
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Conservative Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .       N/A        N/A        N/A          N/A        N/A        N/A
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Conservative Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         10.385    10.459         28
2012  .       N/A        N/A        N/A         10.459    11.103         28
2013  .       N/A        N/A        N/A         11.103    11.647         31
---------    ------    ------       ---         ------    ------      -----
LVIP SSGA Developed International 150
2008  .       5.921     6.247         2          9.673     6.254         95
2009  .       6.247     8.838         8          6.254     8.865        106
2010  .       8.838     9.269        15          8.865     9.316        124
2011  .       9.269     7.963        16          9.316     8.019        131
2012  .       7.963     8.848        17          8.019     8.929        122
2013  .       8.848    10.409        16          8.929    10.524        117
---------    ------    ------       ---         ------    ------      -----
LVIP SSGA Emerging Markets 100
2008  .       5.388     6.039         2          9.882     6.046         84
2009  .       6.039    11.216        15          6.046    11.250        226
2010  .      11.216    14.012         5         11.250    14.082        160
2011  .      14.012    11.653         7         14.082    11.735        136
2012  .      11.653    12.836        11         11.735    12.953        108
2013  .      12.836    12.195        11         12.953    12.330        104
---------    ------    ------       ---         ------    ------      -----
LVIP SSgA Global Tactical Allocation RPM(11)
2005  .      10.563    10.860         1*        10.016    10.872          7
2006  .      10.860    12.375         3         10.872    12.414         53
2007  .      12.375    13.434       615         12.414    13.503        250
2008  .      13.434     7.819         5         13.503     7.875        242
2009  .       N/A        N/A        N/A          7.875    10.091         86
2010  .       9.999    10.632        57         10.091    10.751         61
2011  .      10.632    10.418        57         10.751    10.555         75
2012  .      10.418    11.322        57         10.555    11.495         75
2013  .       N/A        N/A        N/A         11.495    12.366         93
---------    ------    ------       ---         ------    ------      -----



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP Mondrian International Value
2005  .      10.125    11.103         95        10.556    11.107         6
2006  .      11.103    14.178        345        11.107    14.189        28
2007  .      14.178    15.524        421        14.189    15.544        58
2008  .      15.524     9.659        440        15.544     9.676        53
2009  .       9.659    11.500        416         9.676    11.526        38
2010  .      11.500    11.573        383        11.526    11.606        26
2011  .      11.573    10.888        361        11.606    10.924        22
2012  .      10.888    11.721        311        10.924    11.766        22
2013  .      11.721    14.030        526        11.766    14.090        43
---------    ------    ------        ---        ------    ------        --
LVIP Money Market
2005  .      10.005    10.080        221         N/A        N/A        N/A
2006  .      10.080    10.363      1,007        10.096    10.371       128
2007  .      10.363    10.684      2,132        10.371    10.697       217
2008  .      10.684    10.739      3,279        10.697    10.758       409
2009  .      10.739    10.583      1,923        10.758    10.607       430
2010  .      10.583    10.425      1,191        10.607    10.453       348
2011  .      10.425    10.267      1,034        10.453    10.301       117
2012  .      10.267    10.112      1,296        10.301    10.150        88
2013  .      10.112     9.959      1,067        10.150    10.001        64
---------    ------    ------      -----        ------    ------       ---
LVIP SSGA Bond Index
2008  .      10.052    10.462        767        10.059    10.465        71
2009  .      10.462    10.740      1,647        10.465    10.748       131
2010  .      10.740    11.178      1,793        10.748    11.192        99
2011  .      11.178    11.791      1,572        11.192    11.812        97
2012  .      11.791    12.028      1,511        11.812    12.055        89
2013  .      12.028    11.510      1,505        12.055    11.542        76
---------    ------    ------      -----        ------    ------       ---
LVIP SSgA Conservative Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .      10.443    10.534         28         N/A        N/A        N/A
2012  .      10.534    11.286         37         N/A        N/A        N/A
2013  .      11.286    11.839         32        11.565    11.859         1*
---------    ------    ------      -----        ------    ------       ---
LVIP SSgA Conservative Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .      10.396    10.496         56         N/A        N/A        N/A
2012  .      10.496    11.171        137         N/A        N/A        N/A
2013  .      11.171    11.747         94        11.389    11.767         3
---------    ------    ------      -----        ------    ------       ---
LVIP SSGA Developed International 150
2008  .       9.407     6.262        150         9.371     6.263        41
2009  .       6.262     8.898        297         6.263     8.905        36
2010  .       8.898     9.375        321         8.905     9.387        26
2011  .       9.375     8.090        302         9.387     8.104        15
2012  .       8.090     9.030        292         8.104     9.051        14
2013  .       9.030    10.671        259         9.051    10.700        11
---------    ------    ------      -----        ------    ------       ---
LVIP SSGA Emerging Markets 100
2008  .       9.734     6.053        110         9.742     6.055        30
2009  .       6.053    11.293        359         6.055    11.302        55
2010  .      11.293    14.169        307        11.302    14.189        46
2011  .      14.169    11.837        275        14.189    11.860        37
2012  .      11.837    13.098        264        11.860    13.130        20
2013  .      13.098    12.500        259        13.130    12.537        15
---------    ------    ------      -----        ------    ------       ---
LVIP SSgA Global Tactical Allocation RPM(11)
2005  .      10.155    10.888        100         N/A        N/A        N/A
2006  .      10.888    12.463        426        10.923    12.473         5
2007  .      12.463    13.590        526        12.473    13.607         9
2008  .      13.590     7.946        508        13.607     7.960        20
2009  .       7.946    10.207        404         7.960    10.231        16
2010  .      10.207    10.902        371        10.231    10.933        15
2011  .      10.902    10.730        508        10.933    10.766        21
2012  .      10.730    11.715        500        10.766    11.759        22
2013  .      11.715    12.634        449        11.759    12.689        23
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSgA International Index
2008  .       6.091     6.383         2          9.604     6.390        97
2009  .       6.383     7.980        42          6.390     8.004       155
2010  .       7.980     8.352        17          8.004     8.394       173
2011  .       8.352     7.156        12          8.394     7.206       255
2012  .       7.156     8.264        11          7.206     8.338       221
2013  .       8.264     9.776        13          8.338     9.885       258
---------     -----     -----        --          -----     -----       ---
LVIP SSgA Large Cap 100
2008  .       6.890     6.958         4          9.791     6.965       141
2009  .       6.958     9.205        13          6.965     9.233       196
2010  .       9.205    10.728        17          9.233    10.782       218
2011  .      10.728    10.732        16         10.782    10.808       211
2012  .      10.732    11.777        15         10.808    11.883       186
2013  .      11.777    15.641        14         11.883    15.814       166
---------    ------    ------        --         ------    ------       ---
LVIP SSgA Large Cap RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Moderate Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         10.643    10.403        18
2012  .       N/A        N/A        N/A         10.403    11.386        31
2013  .       N/A        N/A        N/A         11.386    12.545        41
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Moderate Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         10.546    10.362         5
2012  .      11.032    11.168       114         10.362    11.222         5
2013  .      11.168    12.319       179         11.222    12.403       296
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Moderately Aggressive Index Allocation
2010  .       N/A        N/A        N/A         10.549    10.781         6
2011  .       N/A        N/A        N/A         10.781    10.294         8
2012  .      10.358    11.326       223         10.294    11.381        23
2013  .       N/A        N/A        N/A         11.381    12.802        12
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A         10.841    10.435         2
2012  .       N/A        N/A        N/A         10.435    11.388         2
2013  .       N/A        N/A        N/A         11.388    12.849         8
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA S&P 500 Index(12)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A         10.645    11.427        11
2007  .      11.283    11.219       556         11.410    11.277        42
2008  .      11.219     6.890       565         11.277     6.939       202
2009  .       6.890     8.495       612          6.939     8.573       363
2010  .       8.495     9.529       217          8.573     9.636       369
2011  .       9.529     9.490       279          9.636     9.615       447
2012  .       9.490    10.731        16          9.615    10.894       344
2013  .      10.731    13.850        62         10.894    14.089       546
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Small-Cap Index
2007  .       9.397     9.125         5         10.077     9.136        11
2008  .       9.125     5.891         6          9.136     5.910        90
2009  .       5.891     7.258        50          5.910     7.297       125
2010  .       7.258     8.955        11          7.297     9.021       114
2011  .       8.955     8.356         9          9.021     8.434       188
2012  .       8.356     9.469         8          8.434     9.577       133
2013  .       9.469    12.769        20          9.577    12.939       240
---------    ------    ------       ---         ------    ------       ---
LVIP SSgA Small-Cap RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSgA International Index
2008  .       9.601     6.398        153         9.384     6.400        35
2009  .       6.398     8.034        411         6.400     8.040        49
2010  .       8.034     8.447        473         8.040     8.458        39
2011  .       8.447     7.270        555         8.458     7.283        28
2012  .       7.270     8.433        497         7.283     8.452        26
2013  .       8.433    10.022        739         8.452    10.050        35
---------     -----    ------        ---         -----    ------        --
LVIP SSgA Large Cap 100
2008  .       9.473     6.975        242         9.722     6.976        51
2009  .       6.975     9.268        612         6.976     9.275        80
2010  .       9.268    10.850        664         9.275    10.863        42
2011  .      10.850    10.903        568        10.863    10.923        35
2012  .      10.903    12.018        460        10.923    12.046        30
2013  .      12.018    16.034        429        12.046    16.078        31
---------    ------    ------        ---        ------    ------        --
LVIP SSgA Large Cap RPM
2013  .      10.571    10.888          2         N/A        N/A        N/A
---------    ------    ------        ---        ------    ------       ---
LVIP SSgA Moderate Index Allocation
2010  .       N/A        N/A        N/A         10.621    10.657        10
2011  .       N/A        N/A        N/A         10.657    10.448        10
2012  .      11.014    11.455         16        10.448    11.469        56
2013  .      11.455    12.653         55        11.469    12.674        56
---------    ------    ------       ----        ------    ------       ---
LVIP SSgA Moderate Structured Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .      10.557    10.399         79         N/A        N/A        N/A
2012  .      10.399    11.290         50        11.208    11.304         9
2013  .      11.290    12.510        664        11.304    12.531        50
---------    ------    ------       ----        ------    ------       ---
LVIP SSgA Moderately Aggressive Index Allocation
2010  .       N/A        N/A        N/A          N/A        N/A        N/A
2011  .       N/A        N/A        N/A          N/A        N/A        N/A
2012  .      11.074    11.450         24        11.158    11.464         1*
2013  .      11.450    12.912         10        11.464    12.934         3
---------    ------    ------       ----        ------    ------       ---
LVIP SSgA Moderately Aggressive Structured Allocation
2010  .      10.719    10.852          2         N/A        N/A        N/A
2011  .      10.852    10.472         13        10.855    10.480         9
2012  .      10.472    11.457         13         N/A        N/A        N/A
2013  .      11.457    12.959         27         N/A        N/A        N/A
---------    ------    ------       ----        ------    ------       ---
LVIP SSgA S&P 500 Index(12)
2005  .      10.077    10.251          1*        N/A        N/A        N/A
2006  .      10.251    11.472         14         N/A        N/A        N/A
2007  .      11.464    11.350         63        11.639    11.364        48
2008  .      11.350     7.001        456        11.364     7.014        98
2009  .       7.001     8.671        933         7.014     8.691       136
2010  .       8.671     9.771        986         8.691     9.798       130
2011  .       9.771     9.775        965         9.798     9.807        87
2012  .       9.775    11.102        906         9.807    11.144        85
2013  .      11.102    14.394      1,335        11.144    14.456       148
---------    ------    ------      -----        ------    ------       ---
LVIP SSgA Small-Cap Index
2007  .       9.913     9.150         38         9.057     9.153         4
2008  .       9.150     5.934        218         9.153     5.939        46
2009  .       5.934     7.344        322         5.939     7.354        48
2010  .       7.344     9.102        320         7.354     9.119        32
2011  .       9.102     8.532        360         9.119     8.552        25
2012  .       8.532     9.712        334         8.552     9.739        21
2013  .       9.712    13.155        541         9.739    13.198        26
---------    ------    ------      -----        ------    ------       ---
LVIP SSgA Small-Cap RPM
2013  .      10.599    11.155          1*        N/A        N/A        N/A
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSgA Small-Mid Cap 200
2008  .       6.938     7.209         1*        10.149     7.216        45
2009  .       7.209    10.690         4          7.216    10.722        53
2010  .      10.690    13.353         5         10.722    13.420       137
2011  .      13.353    12.767         5         13.420    12.857        51
2012  .      12.767    14.209         8         12.857    14.338        46
2013  .      14.209    18.685         7         14.338    18.892        46
---------    ------    ------         -         ------    ------       ---
LVIP T. Rowe Price Growth Stock
2007  .      10.082     9.899        38         10.112     9.911        24
2008  .       9.899     5.629         4          9.911     5.647        16
2009  .       5.629     7.875         5          5.647     7.916        43
2010  .       7.875     8.988         5          7.916     9.053        73
2011  .       8.988     8.643         5          9.053     8.723        56
2012  .       8.643     9.998         5          8.723    10.111        62
2013  .       9.998    13.593         5         10.111    13.774        75
---------    ------    ------        --         ------    ------       ---
LVIP T. Rowe Price Structured Mid-Cap Growth
2005  .       N/A        N/A        N/A         13.707    14.747         5
2006  .      10.957    11.706         1*        14.747    15.788        20
2007  .      11.706    13.000         7         15.788    17.569        16
2008  .      13.000     7.273         7         17.569     9.849        33
2009  .       7.273    10.407         5          9.849    14.120        24
2010  .      10.407    13.063         4         14.120    17.760        26
2011  .      13.063    12.277         4         17.760    16.725        24
2012  .      12.277    13.962         3         16.725    19.058        24
2013  .      13.962    18.401         3         19.058    25.168        27
---------    ------    ------       ---         ------    ------       ---
LVIP Templeton Growth RPM
2007  .       9.944     9.771        14          9.901     9.783       106
2008  .       9.771     5.948        19          9.783     5.967       221
2009  .       5.948     7.451        10          5.967     7.490       144
2010  .       7.451     7.764        10          7.490     7.820       126
2011  .       7.764     7.356        10          7.820     7.424       122
2012  .       7.356     8.718         9          7.424     8.816       108
2013  .       8.718    10.223         8          8.816    10.359        88
---------    ------    ------       ---         ------    ------       ---
LVIP UBS Large Cap Growth RPM
2005  .       9.969    10.440         3         12.559    12.822         6
2006  .      10.440    11.196         3         12.822    13.777        15
2007  .      11.196    13.181        31         13.777    16.253        28
2008  .      13.181     7.627       254         16.253     9.423        27
2009  .       7.627    10.330        32          9.423    12.788        98
2010  .      10.330    11.247         2         12.788    13.951       106
2011  .      11.247    10.371         3         13.951    12.890        83
2012  .      10.371    11.802         3         12.890    14.698        60
2013  .      11.802    14.482         2         14.698    18.072        53
---------    ------    ------       ---         ------    ------       ---
LVIP Vanguard Domestic Equity ETF
2011  .       N/A        N/A        N/A         10.082     9.338         4
2012  .       N/A        N/A        N/A          9.338    10.536        10
2013  .       N/A        N/A        N/A         10.536    13.473        14
---------    ------    ------       ---         ------    ------       ---
LVIP Vanguard International Equity ETF
2011  .       N/A        N/A        N/A         10.231     8.332         5
2012  .       8.734     9.710         5          8.332     9.742        12
2013  .       9.710    10.894         5          9.742    10.951        21
---------    ------    ------       ---         ------    ------       ---
LVIP VIP Contrafund RPM
2013  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
MFS VIT Growth
2008  .       N/A        N/A        N/A         13.600     9.165         4
2009  .       N/A        N/A        N/A          9.165    12.361        23
2010  .       N/A        N/A        N/A         12.361    13.965        24
2011  .       N/A        N/A        N/A         13.965    13.639        24
2012  .       N/A        N/A        N/A         13.639    15.683        25
2013  .       N/A        N/A        N/A         15.683    21.025        22
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
LVIP SSgA Small-Mid Cap 200
2008  .       9.697     7.225        81         10.120     7.227        16
2009  .       7.225    10.763       205          7.227    10.772        18
2010  .      10.763    13.505       190         10.772    13.522        25
2011  .      13.505    12.971       134         13.522    12.994        14
2012  .      12.971    14.501       112         12.994    14.534         6
2013  .      14.501    19.155       114         14.534    19.208         9
---------    ------    ------       ---         ------    ------        --
LVIP T. Rowe Price Growth Stock
2007  .       9.840     9.927        73         10.203     9.930         1*
2008  .       9.927     5.670        79          9.930     5.674        21
2009  .       5.670     7.968       314          5.674     7.978        68
2010  .       7.968     9.135       425          7.978     9.152        49
2011  .       9.135     8.824       353          9.152     8.845        47
2012  .       8.824    10.254       283          8.845    10.283        44
2013  .      10.254    14.004       276         10.283    14.050        40
---------    ------    ------       ---         ------    ------        --
LVIP T. Rowe Price Structured Mid-Cap Growth
2005  .      10.405    10.985         8          N/A        N/A        N/A
2006  .      10.985    11.789        50          N/A        N/A        N/A
2007  .      11.789    13.152       127         11.932    13.169         2
2008  .      13.152     7.391       125         13.169     7.405        22
2009  .       7.391    10.623       137          7.405    10.648        26
2010  .      10.623    13.395       116         10.648    13.433        27
2011  .      13.395    12.646       140         13.433    12.689        22
2012  .      12.646    14.446       114         12.689    14.502        21
2013  .      14.446    19.125        94         14.502    19.209        21
---------    ------    ------       ---         ------    ------       ---
LVIP Templeton Growth RPM
2007  .      10.120     9.798       450          9.972     9.801        10
2008  .       9.798     5.991       770          9.801     5.996        64
2009  .       5.991     7.539       578          5.996     7.549        42
2010  .       7.539     7.891       592          7.549     7.905        35
2011  .       7.891     7.510       505          7.905     7.528        20
2012  .       7.510     8.941       375          7.528     8.966        29
2013  .       8.941    10.532       349          8.966    10.567        29
---------    ------    ------       ---         ------    ------       ---
LVIP UBS Large Cap Growth RPM
2005  .      10.092    10.468        19          9.947    10.470         1*
2006  .      10.468    11.276        51         10.470    11.285         1*
2007  .      11.276    13.335       136         11.285    13.353         5
2008  .      13.335     7.751       158         13.353     7.765        21
2009  .       7.751    10.545       238          7.765    10.570        58
2010  .      10.545    11.533       181         10.570    11.566        29
2011  .      11.533    10.682       137         11.566    10.718        25
2012  .      10.682    12.212       121         10.718    12.259        28
2013  .      12.212    15.052       108         12.259    15.118        18
---------    ------    ------       ---         ------    ------       ---
LVIP Vanguard Domestic Equity ETF
2011  .       9.976     9.353        11          8.938     9.356         6
2012  .       9.353    10.579        29          9.356    10.588         8
2013  .      10.579    13.562        52         10.588    13.580         3
---------    ------    ------       ---         ------    ------       ---
LVIP Vanguard International Equity ETF
2011  .       8.899     8.345        16          9.276     8.348         2
2012  .       8.345     9.781        20          8.348     9.789         4
2013  .       9.781    11.024        42          9.789    11.038         4
---------    ------    ------       ---         ------    ------       ---
LVIP VIP Contrafund RPM
2013  .      10.107    11.058         1*         N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
MFS VIT Growth
2008  .      13.954     9.334         8         13.347    10.977         8
2009  .       9.334    12.621        11         10.977    14.850         8
2010  .      12.621    14.294        14         14.850    16.827        10
2011  .      14.294    13.995         8          N/A        N/A        N/A
2012  .      13.995    16.133         9          N/A        N/A        N/A
2013  .      16.133    21.682        20          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
MFS VIT Total Return(13)
2005  .      10.008    10.103         3        11.870    11.961        132
2006  .      10.103    11.055        45        11.961    13.114        229
2007  .      11.055    11.262        65        13.114    13.387        307
2008  .      11.262     8.575        48        13.387    10.213        402
2009  .       8.575     9.895        48        10.213    11.809        384
2010  .       9.895    10.633        42        11.809    12.715        319
2011  .      10.633    10.588        43        12.715    12.686        283
2012  .      10.588    11.513        42        12.686    13.822        247
2013  .      11.513    12.731        41        13.822    15.296        245
---------    ------    ------        --        ------    ------        ---
MFS VIT Utilities
2005  .      10.334    11.034         4        12.032    13.775         95
2006  .      11.034    14.164        15        13.775    17.718        243
2007  .      14.164    17.710        40        17.718    22.198        447
2008  .      17.710    10.796        38        22.198    13.559        397
2009  .      10.796    14.060        35        13.559    17.694        346
2010  .      14.060    15.644        13        17.694    19.726        323
2011  .      15.644    16.332        14        19.726    20.635        198
2012  .      16.332    18.123        11        20.635    22.945        169
2013  .      18.123    21.356        10        22.945    27.091        158
---------    ------    ------        --        ------    ------        ---
NB AMT Mid Cap Growth(1)
2005  .      10.181    11.170         7        11.963    13.365         31
2006  .      11.170    12.558        10        13.365    15.055         70
2007  .      12.558    15.082        16        15.055    18.118        118
2008  .      15.082     8.372        18        18.118    10.077         94
2009  .       8.372    10.799        15        10.077    13.024         43
2010  .      10.799    13.665         9        13.024    16.514         36
2011  .      13.665    13.458         7        16.514    16.296         32
2012  .      13.458    14.829         1*       16.296    17.993         23
2013  .      14.829    16.909         1*       17.993    20.532         21
---------    ------    ------        --        ------    ------        ---
NB AMT Mid Cap Intrinsic Value
2005  .      10.097    10.991         6        15.700    17.270         34
2006  .      10.991    11.977         4        17.270    18.856         61
2007  .      11.977    12.127         7        18.856    19.131         65
2008  .      12.127     6.440         4        19.131    10.180         61
2009  .       6.440     9.252         2        10.180    14.654         39
2010  .       9.252    11.443         2        14.654    18.161         33
2011  .      11.443    10.488         2        18.161    16.678         24
2012  .      10.488    11.877         1*       16.678    18.924         21
2013  .      11.877    15.955         1*       18.924    25.473         21
---------    ------    ------        --        ------    ------        ---
PIMCO VIT CommodityRealReturn Strategy
2009  .       N/A        N/A        N/A        10.976    12.487          1*
2010  .      12.472    15.190         1*       12.487    15.239          8
2011  .      15.190    13.766         1*       15.239    13.837         14
2012  .      13.766    14.185         1*       13.837    14.287         15
2013  .      14.185    11.858         1*       14.287    11.967         16
---------    ------    ------       ---        ------    ------        ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
MFS VIT Total Return(13)
2005  .      12.384   12.510        191        12.142    12.272          5
2006  .      12.510   13.750        480        12.272    13.494         14
2007  .      13.750   14.071        591        13.494    13.816         47
2008  .      14.071   10.762        621        13.816    10.573         52
2009  .      10.762   12.475        686        10.573    12.261         52
2010  .      12.475   13.466        653        12.261    13.242         53
2011  .      13.466   13.469        580        13.242    13.252         53
2012  .      13.469   14.712        542        13.252    14.482         61
2013  .      14.712   16.296        524        14.482    16.044         41
---------    ------   ------        ---        ------    ------         --
MFS VIT Utilities
2005  .      12.763   14.649         66        15.271    17.537         18
2006  .      14.649   18.890        229        17.537    22.625         16
2007  .      18.890   23.725        652        22.625    28.430         66
2008  .      23.725   14.528        635        28.430    17.417         64
2009  .      14.528   19.006        506        17.417    22.798         38
2010  .      19.006   21.242        430        22.798    25.493         30
2011  .      21.242   22.276        391        25.493    26.747         31
2012  .      22.276   24.831        359        26.747    29.830         24
2013  .      24.831   29.392        345        29.830    35.326         24
---------    ------   ------        ---        ------    ------         --
NB AMT Mid Cap Growth(1)
2005  .      12.063   13.510         41        13.922    15.599          5
2006  .      13.510   15.256        141        15.599    17.625         19
2007  .      15.256   18.406        178        17.625    21.274         29
2008  .      18.406   10.263        145        21.274    11.868         12
2009  .      10.263   13.298         96        11.868    15.386          5
2010  .      13.298   16.903         75        15.386    19.567          4
2011  .      16.903   16.722         61        19.567    19.367          3
2012  .      16.722   18.509         50        19.367    21.447          3
2013  .      18.509   21.141         50        21.447    24.501          2
---------    ------   ------        ---        ------    ------         --
NB AMT Mid Cap Intrinsic Value
2005  .      15.830   17.457         47        15.443    17.038          5
2006  .      17.457   19.108        174        17.038    18.659         10
2007  .      19.108   19.435        218        18.659    18.988         12
2008  .      19.435   10.368        196        18.988    10.134         10
2009  .      10.368   14.961        142        10.134    14.632          9
2010  .      14.961   18.589        125        14.632    18.188          9
2011  .      18.589   17.113        111        18.188    16.753          9
2012  .      17.113   19.467         85        16.753    19.067          2
2013  .      19.467   26.270         67        19.067    25.742          1*
---------    ------   ------        ---        ------    ------         --
PIMCO VIT CommodityRealReturn Strategy
2009  .       9.829   12.507         20         N/A        N/A         N/A
2010  .      12.507   15.301         21         N/A        N/A         N/A
2011  .      15.301   13.929         43        15.313    13.947          2
2012  .      13.929   14.417         34        13.947    14.443          1*
2013  .      14.417   12.106         41         N/A        N/A         N/A
---------    ------   ------        ---        ------    ------        ---


*     The numbers of accumulation units less than 500 were rounded up to one.


(1) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.

(2) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.

(3) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.

(4) Effective October 9, 2010, the Delaware VIP (Reg. TM) Trend Series was reorganized into the Delaware VIP (Reg. TM) Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP (Reg. TM) Trend Series.

(5) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.

(6) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.

(7) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(8) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

(9) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(10) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(11) Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.

(12) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(13) On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix C - Discontinued Living Benefit Riders

The Living Benefit Riders described in this Appendix are unavailable for purchase as of June 30, 2009. This Appendix contains important information for Contractowners who purchased their contract and one of the following Living Benefit Riders prior to June 30, 2009. The riders described below, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity (Reg. TM) Advantage, and 4LATER (Reg. TM) Advantage offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum Annuity Payout (4LATER (Reg.
TM) Advantage). You may not own more than one Living Benefit Rider at a time. If you own a Living Benefit Rider, you will be subject to Investment Requirements (see Investment Requirements in the prospectus). Terms and conditions may change after the contract is purchased pursuant to the terms of your contract.


i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit are described in detail in the prospectus (see The Contracts - Living Benefit Riders).


Lincoln Lifetime IncomeSM Advantage


The Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders are no longer available for purchase.


The Lincoln Lifetime IncomeSM Advantage is a rider that provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant (single life option) or for the lives of you as Contractowner/Annuitant and your spouse as joint owner or primary Beneficiary (joint life option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, any Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.

This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the single life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the joint life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the single life option) or age 65 (for the joint life option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.

An additional option under Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your Contract Value of an amount equal to the excess of your initial Guaranteed Amount (and Purchase Payments plus applicable Bonus Credits made within 90 days of rider election) over your Contract Value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. This option guarantees at least a return of your initial Purchase Payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must have been purchased with the Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage rider, you will be limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased the Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Conservative Profile Fund (a fund of funds) or to one of the following models:
Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are: LVIP Moderate Profile Fund, the LVIP Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer Contract Value out of these Subaccounts/models to any other Subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to Investment Requirements.

We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you (or your spouse, if applicable) die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your (or your spouse's) death.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elected the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equaled your initial Purchase Payment plus the amount of any Bonus Credit. If you elected the rider after we issued the contract, the initial Guaranteed Amount equaled the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if joint life option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.

Additional Purchase Payments and any Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and any Bonus Credit (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit, will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000 the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:


    Initial Purchase Payment...................    $100,000
    Additional Purchase Payment in Year 2......    $ 95,000   No change to charge
    Additional Purchase Payment in Year 3......    $ 50,000   Charge will be the then current charge
    Additional Purchase Payment in Year 4......    $ 25,000   Charge will be the then current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, and applicable Bonus Credits, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.


5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments and any applicable Bonus Credits received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments and any Bonus Credits must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment (and Bonus Credit). Any Purchase Payments and Bonus Credits made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.



Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial Purchase Payment = $100,000; Bonus Credit of 4% = $4,000; Guaranteed Amount = $104,000

Additional Purchase Payment on day 30 = $15,000; Bonus Credit of 4% = $600; Guaranteed Amount = $119,600

Additional Purchase Payment on day 95 = $10,000; Bonus Credit of 4% = $400; Guaranteed Amount = $130,000

On the first Benefit Year anniversary, the Guaranteed Amount will never be less than $135,980 ($119,600 times 1.05% = $125,580 plus $10,400). The $10,000
Purchase Payment and $400 Bonus Credit on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or upon the death of the survivor of the Contractowner or spouse (if joint life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the

Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the Contract Value limits the 5% Enhancement as follows:

   a.The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period as long as the Contractowner/Annuitant (single life option) is 591/2 or older or the Contractowner and spouse (joint life option) are age 65 or older.

   b.If the Contractowner/Annuitant (single life option) is under age 591/2 or the Contractowner or spouse (joint life option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the Contract Value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a.the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are both still living and under age 86; and

   b.the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 591/2 (single life) or 65 (joint life):


                                                                     Potential for   Length of 5%
                                             Contract   Guaranteed     Charge to     Enhancement
                                               Value      Amount         Change         Period
                                            ---------- ------------ --------------- -------------
      Initial Purchase Payment $50,000 + 3%
       Bonus Credit........................  $51,500      $51,500         No              10
      1st Benefit Year anniversary.........  $54,000      $54,075         No               9
      2nd Benefit Year anniversary.........  $53,900      $56,779         No               8
      3rd Benefit Year anniversary.........  $57,000      $59,618         No               7
      4th Benefit Year anniversary.........  $64,000      $64,000        Yes              10

On the 1st Benefit Year anniversary, the 5% Enhancement increased the Guaranteed Amount to $54,075 since the increase in the Contract Value ($2,500) is less than the 5% Enhancement amount of $2,575 (5% of $51,500). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,075 = $2,704). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,779 = $2,839). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,981 (5% of $59,618) and a new 10-year Enhancement period began.

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Step-up to 200% of the initial Guaranteed Amount. For Contractowners who purchase Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009, on the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments, including Bonus Credits, made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:

     1)any withdrawal was made prior to age 591/2 (single life) or age 65 (joint life);

     2)an Excess Withdrawal (defined below) has occurred; or

   3)cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $208,000. A $10,400 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,400 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,800 (10% of $208,000).

If you purchased the Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (single life) or the younger of you and your spouse (joint life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments and applicable Bonus Credits within 90 days of rider election). Required minimum distributions
(RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial Purchase Payment at age 55 = $200,000; Bonus Credit of $8,000; Guaranteed Amount =$208,000; Initial Maximum Annual Withdrawal amount = $10,400.

After 10 years, at age 65, the Guaranteed Amount is $283,232 (after applicable 5% Enhancements and two withdrawals of $10,400) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $374,400 ($208,000 initial Guaranteed Amount reduced by the two $10,400 withdrawals times 200%), the Guaranteed Amount is increased to $374,400.

The 200% Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.

Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (Contractowner) lifetime (single life option) or the lifetimes of you and your spouse (joint life option)as long as you are at least age 591/2 (single life option) or you and your spouse are both at least age 65 (joint life option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under the joint life option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the Contractowner/Annuitant is age 591/2 or older or the Contractowner and spouse (joint life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the rider (36 months or more for Contractowners who purchased this rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments and Bonus Credits. For example, if the Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% Bonus Credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300).

5% Enhancements, Automatic Annual Step-ups and the 200% Step-up will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b.5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if joint life option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (single life) or age 65 (joint life) are within the Maximum Annual Withdrawal amount, then:

     1.the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2.the Maximum Annual Withdrawal amount will remain the same.

The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and the Contractowner (single life) is older than 591/2 and the Contractowner and spouse (joint life) are both older than 65):


                                                             Contract   Guaranteed    Maximum Annual
                                                               Value      Amount     Withdrawal Amount
                                                            ---------- ------------ ------------------
      Initial Purchase Payment $50,000 + 3% Bonus Credit     $51,500      $51,500         $2,575
      1st Benefit Year anniversary.........................  $54,000      $54,000         $2,700
      2nd Benefit Year anniversary.........................  $51,000      $51,300         $2,700
      3rd Benefit Year anniversary.........................  $57,000      $57,000         $2,850
      4th Benefit Year anniversary.........................  $64,000      $64,000         $3,200

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1.Lincoln's automatic withdrawal service is used to calculate and pay the RMD;

     2.The RMD calculation must be based only on the value in this contract;
and

     3.No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1.The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2.The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3.The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,102 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,200 (5% of the initial Guaranteed Amount of $104,000)

After a $12,000 Withdrawal ($5,200 is within the Maximum Annual Withdrawal amount, $6,800 is the Excess Withdrawal):

The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,200:

Contract Value = $54,800
Guaranteed Amount = $79,800

The Contract Value is reduced by the $6,800 Excess Withdrawal and the Guaranteed Amount is reduced by 12.41%, the same proportion that the Excess Withdrawal reduced the $54,800 Contract Value ($6,800 / $54,800)

Contract Value = $48,000

Guaranteed Amount = $69,898 ($79,800 X 12.41% = $9,902; $79,800 - $9,902 =
$69,898)
Maximum Annual Withdrawal amount = $3,494.89 (5% of $69,898)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

The portion of Excess Withdrawals attributed to Purchase Payments (and not Bonus Credits) will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,200 Maximum Annual Withdrawal amount is not subject to surrender charges; the $6,800 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charges. Withdrawals attributed to Bonus Credits are not subject to surrender charges.

Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the Contractowner, is age 591/2 (single life) or the Contractowner and spouse (joint life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

   1.The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the Contract Value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);


     2.The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;

   3.The 5% Enhancement to the Guaranteed Amount is not available until after the next Automatic Annual Step-up to the Contract Value occurs. This Automatic Annual Step-up will not occur until the Contract Value exceeds the Guaranteed Amount on a Benefit Year anniversary. (See the 5% Enhancement section above); and

     4.The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:
 o $100,000 Purchase Payment + $4,000 Bonus Credit
 o $104,000 Guaranteed Amount
 o A 10% market decline results in a Contract Value of $93,600
 o $5,200 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $98,444 ($104,000 reduced by 5.34% ($5,000/
$93,600) and the new Maximum Annual Withdrawal amount is $4,922 (5% times $98,444). Surrender charges will apply unless one of the waiver of surrender charge provisions is applicable. See Charges and Other Deductions - Surrender Charges.

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.


Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus, ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your Contract Value equal to the excess of your initial Guaranteed Amount, (plus any Purchase Payments and applicable Bonus Credits made within 90 days of the rider effective date) over your current Contract Value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the Contract Value and the initial Guaranteed Amount (plus any Purchase Payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary. If you choose to surrender your contract at this time, any applicable surrender charges will apply.


You may not elect to receive an increase in Contract Value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.

If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial Purchase Payment of

$100,000 with a 4% Bonus Credit of $4,000; Initial Guaranteed Amount of
$104,000.

On the seventh Benefit Year anniversary, if the current Contract Value is $90,000; the Contractowner may choose to have $14,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.

If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Conservative Profile Fund (a fund of funds) or to one of the following models:
Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Plus Option prior to January 20, 2009, your only investment options until the seventh Benefit Year anniversary are the LVIP Moderate Profile Fund, the LVIP Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models:
Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer Contract Value out of these Subaccounts/models to any other Subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other Subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the joint life option.

If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.

If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.


The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar. If your Death Benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime IncomeSM Advantage will reduce the sum of all Purchase Payments on a dollar for dollar basis.


Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

Upon the first death under the joint life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

Impact of Divorce on Joint Life Option.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.


General Provisions

Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the Contract Value equal to the excess of your initial Guaranteed Amount over the Contract Value;
 o on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the Contractowner or Annuitant is changed (except if the surviving spouse under the joint life option assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the death under the single life option or the death of the surviving spouse under the joint life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM)Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage will provide a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg.
TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.

Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the single life option or age 65 for joint life option, will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 591/2 for single life or age 65 for joint life will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:

Contract Value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a)Contract Value $80,000

     b)Sum of Purchase Payments $100,000

     c)Highest anniversary Contract Value $150,000

Withdrawal of $9,000 will impact the Death Benefit calculations as follows:

     a)$80,000 - $9,000 = $71,000 (Reduction $9,000)

     b)$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
   $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c)$150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
   The entire $9,000 withdrawal reduces the Death Benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.


Lincoln SmartSecurity (Reg. TM) Advantage


The Lincoln SmartSecurity (Reg. TM) Advantage rider is no longer available for purchase. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment plus the amount of any Bonus Credit applicable to that Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, any Bonus Credits, step-ups and withdrawals in accordance with the provisions set forth below. There are two different options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):


     Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the Contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.

If you own this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements in this prospectus.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment plus the amount of any bonus credit. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts of all Living Benefit riders under all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant).

Additional Purchase Payments and Bonus Credits automatically increase the Guaranteed Amount by the amount of the Purchase Payment and Bonus Credit (not to exceed the maximum); for example, a $10,000 additional Purchase Payment, which receives a 3% Bonus Credit will increase the Guaranteed Amount by $10,300. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.

Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made and any Bonus Credits are received, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a.the Contractowner or joint owner is still living; and b.the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including any surrender charges and other deductions), the rider charge and account fee plus any Purchase Payments and any Bonus Credits made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.

After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a.each Contractowner and Annuitant is under age 81; and

b.the Contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):


                                                            Contract Value   Guaranteed Amount
                                                           ---------------- ------------------
      Initial Purchase Payment $50,000 (3% Bonus Credit) .      $51,500           $51,500
      1st Benefit Year anniversary........................      $54,000           $54,000
      2nd Benefit Year anniversary........................      $53,900           $54,000
      3rd Benefit Year anniversary........................      $57,000           $57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments, any Bonus Credits and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero. On the effective date of the rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments and any Bonus Credits. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,575 (5% of $51,500 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made (which receives a 3% bonus credit), the new Maximum Annual Withdrawal amount is $3,090 ($2,575 + 5% of $10,300). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a.the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b.7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1.the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2.the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM)

Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1.The Guaranteed Amount is reduced to the lesser of:
  o the Contract Value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2.The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $29,400 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $82,400
Maximum Annual Withdrawal = $5,200 (5% of the initial Guaranteed Amount of $104,000)
Initial Guaranteed Amount of $104,000 equals $100,000 Purchase Payment and 4% Bonus Credit

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($82,400
- $7,000 = $75,400).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,200); or

2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or

3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.


Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.


Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln

SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:
1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a.the Contractowner (and spouse if applicable) is age 65;

b.the contract is currently within a ten-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new ten-year automatic step-up period) (the Contractowner must be eligible to elect a step-up i.e. all Contractowners and the Annuitant must be alive and under age 81); and

c.you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased an annuity with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up with $100,000 (and received a Bonus Credit of 4%), your initial Guaranteed Amount is $104,000 and your initial Maximum Annual Withdrawal amount is $5,200. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $99,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $104,000, then the Maximum Annual Withdrawal amount of $5,200 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount, 5% of $99,000 is $4,950. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect) and your contract terminates. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero (or until death if the lifetime Maximum Annual Withdrawal is in effect).

If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.


Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up - joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for new purchases of the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.


If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.


If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the Death Benefit.


Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if the Contractowner is under age 81) at the current rider charge for new sales of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;

 o if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o Upon termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE (Reg. TM) Advantage.


4LATER (Reg. TM) Advantage


4LATER (Reg. TM) Advantage (or "4LATER (Reg. TM)") is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. You must elect i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders will limit how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge. The 4LATER (Reg. TM) Advantage rider is no longer available for purchase.



4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.


Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the Purchase Payments and any Bonus Credits. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER (Reg. TM) Effective Date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments and any Bonus Credits. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.


As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and any Bonus Credit and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments, corresponding Bonus Credits, and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any Purchase Payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit, plus 15% of that Purchase Payment and Bonus Credit.

Example:


        Initial Purchase Payment and corresponding Bonus Credit............    $104,000
        Purchase Payment and corresponding Bonus Credit 60 days later......    $ 10,400
                                                                               --------
        Income Base........................................................    $114,400
        Future Income Base (during the 1st Waiting Period).................    $131,560   ($114,400 x 115%)
        Income Base (after 1st Waiting Period).............................    $131,560
        New Future Income Base (during 2nd Waiting Period).................    $151,294   ($131,560 x 115%)

Any Purchase Payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment and corresponding Bonus Credit plus 15% of that Purchase Payment and corresponding Bonus Credit on a pro-rata basis for the number of full years remaining in the current Waiting Period.

Example:


   Income Base....................................................    $104,000
   Purchase Payment and corresponding Bonus Credit in Year 2......    $ 10,400
                                                                      --------
   New Income Base................................................    $114,400
   Future Income Base (during 1st Waiting Period-Year 2)..........    $130,520   ($104,000 x 115%) + ($10,400 x 100%) +
                                                                                 ($10,400 x 15% x 1/3)
   Income Base (after 1st Waiting Period).........................    $130,520
   New Future Income Base (during 2nd Waiting Period).............    $150,098   ($130,520 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments and corresponding Bonus Credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.

After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.

Example:

   Income Base.................................  $104,000   Maximum Income Base...................  $208,000
   Purchase Payment and corresponding Bonus
    Credit in Year 2...........................  $ 10,400   Increase to Maximum Income Base.......  $ 20,800
   New Income Base.............................  $114,400   New Maximum Income Base...............  $228,800
   Future Income Base after Purchase Payment...  $130,520   Maximum Income Base...................  $228,800
   Income Base (after 1st Waiting Period)......  $130,520
   Future Income Base (during 2nd Waiting Period)$150,098   Maximum Income Base...................  $228,800
   Contract Value in Year 4....................  $112,000
   Withdrawal of 10%...........................  $ 11,200
   After Withdrawal (10% adjustment)
   Contract Value..............................  $100,800
   Income Base.................................  $117,468
   Future Income Base..........................  $135,088   Maximum Income Base...................  $205,920

Resets of the Income Base to the current Contract Value ("Resets"). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

NOTE: If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the future Income Base.


4LATER (Reg. TM) Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the Contract Value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) rider. If the Contract Value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage Regular Income Payment.

If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER (Reg. TM)

Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:


    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.

If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.

The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period occurred.

Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit is currently the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to the election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage Regular Income Payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change.

The following is an example of what happens when you extend the Access Period:

Assume:
i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years

Current i4LIFE (Reg. TM) Advantage Regular Income Payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692

Extend Access Period 5 years:
i4LIFE (Reg. TM) Advantage Regular Income Payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage Regular Income Payment = $5,355
- $6,375 = 84%
New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781


General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) rider is attached;
 o the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
 o the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
 o the last day that you can elect i4LIFE (Reg. TM) Advantage (age 85 for qualified contracts and age 99 for non-qualified contracts).

After the Periodic Income Commencement Date, the 4LATER (Reg. TM) rider will terminate due to any of the following events:
 o the death of the Annuitant (or, the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
 o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.

A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate the 4LATER (Reg. TM) rider on or after the Periodic Income Commencement Date, you cannot re-elect it.

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Appendix D - Lincoln Life Variable Annuity Contracts Eligible for Inclusion in Owner's Investment
The American Legacy (Reg. TM)

American Legacy II (Reg. TM)

American Legacy III (Reg. TM)

American Legacy III (Reg. TM) B Class

American Legacy III (Reg. TM) C Share

American Legacy III (Reg. TM) Plus

American Legacy III (Reg. TM) View

American Legacy Shareholder's Advantage (Reg. TM)

American Legacy Shareholder's Advantage (Reg. TM) A Class

American Legacy (Reg. TM) Design

American Legacy (Reg. TM) Signature

American Legacy (Reg. TM) Fusion

American Legacy (Reg. TM) Series

Multi-Fund (Reg. TM)

Multi-Fund (Reg. TM) 5

Lincoln ChoicePlusSM

Lincoln ChoicePlusSM Access

Lincoln ChoicePlusSM Bonus

Lincoln ChoicePlus IISM

Lincoln ChoicePlus IISM Access

Lincoln ChoicePlus IISM Bonus

Lincoln ChoicePlus IISM Advance

Lincoln ChoicePlus AssuranceSM (A Share)

Lincoln ChoicePlus AssuranceSM (A Class)

Lincoln ChoicePlus AssuranceSM (B Share)

Lincoln ChoicePlus AssuranceSM (B Class)

Lincoln ChoicePlus AssuranceSM (C Share)

Lincoln ChoicePlus AssuranceSM (L Share)

Lincoln ChoicePlus AssuranceSM (Bonus)


Lincoln ChoicePlus AssuranceSM (Prime)

Lincoln ChoicePlusSM Design


Lincoln ChoicePlusSM Rollover

Lincoln ChoicePlusSM Signature

Lincoln ChoicePlusSM Fusion

Lincoln InvestmentSolutionsSM

Lincoln ChoicePlus AssuranceSM Series

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Appendix E-Guaranteed Income Benefit Percentages For Previous Rider Elections

 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections between May 21,
                             2012 and May 19, 2013.




 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                       Guaranteed Amount
-----------------------------    ----------------------------
         Under age 40                       2.00%
           40 - 54                          2.50%
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.00%
           70 - 74                          4.50%
             75+                            5.00%




* If joint life option is in effect, the younger of you and your spouse's age applies.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit elections prior to May 21,
                                     2012.




 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                       Guaranteed Amount
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies.

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Lincoln ChoicePlus AssuranceSM (Bonus)
Lincoln Life Variable Annuity Account N (Registrant)

The Lincoln National Life Insurance Company (Depositor)



Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (Bonus) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2014. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (Bonus) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.



Table of Contents







Item                                                        Page
  Special Terms                                            B-2
  Services                                                 B-2
  Principal Underwriter                                    B-2
  Purchase of Securities Being Offered                     B-2
  Interest Adjustment Example                              B-2
  Annuity Payouts                                          B-4
  Examples of Regular Income Payment Calculations          B-5
  Determination of Accumulation and Annuity Unit Value     B-5


Item                                                       Page
  Capital Markets                                          B-5
  Advertising & Ratings                                    B-6
  About the S&P 500 Index                                  B-6
  Unclaimed Property                                       B-6
  Additional Services                                      B-7
  Other Information                                        B-7
  Financial Statements                                     B-8



This SAI is not a prospectus.
The date of this SAI is May 1, 2014.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.



Services

Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Variable Annuity Account N as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively, "LFN"), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $358,027,469, $437,205,763 and $619,961,766 to LFN and Selling Firms in 2011, 2012 and 2013 respectively, as sales compensation with respect to all the contracts offered under the VAA. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES


         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION


                                                   (3)
                   (1)             (2)          Adjusted     (4)         (5)         (6)         (7)
                 Annuity      1 + Interest       Annuity   Minimum   Greater of   Surrender   Surrender
Contract Year     Value    Adjustment Formula     Value     Value     (3) & (4)     Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
1..............  $51,710       0.962268         $49,759    $50,710     $50,710      $4,250    $46,460
2..............  $53,480       0.985646         $52,712    $51,431     $52,712      $4,250    $48,462
3..............  $55,312       1.000000         $55,312    $52,162     $55,312      $4,000    $51,312
4..............  $57,208       1.009756         $57,766    $52,905     $57,766      $3,500    $54,266
5..............  $59,170          N/A           $59,170    $53,658     $59,170      $3,000    $56,170

                           ANNUITY VALUE CALCULATION


                   BOY*                             Annual         EOY**
                 Annuity         Guaranteed        Account        Annuity
Contract Year     Value        Interest Rate         Fee           Value
--------------- ---------     ---------------     ---------     ----------
 1..............$50,000   x       1.035       -   $40       =   $51,710
 2..............$51,710   x       1.035       -   $40       =   $53,480
 3..............$53,480   x       1.035       -   $40       =   $55,312
 4..............$55,312   x       1.035       -   $40       =   $57,208
 5..............$57,208   x       1.035       -   $40       =   $59,170

                          SURRENDER CHARGE CALCULATION


                 Surrender
                  Charge                      Surrender
Contract Year     Factor        Deposit        Charge
--------------- ----------     ---------     ----------
 1..............   8.5%    x   $50,000   =   $4,250
 2..............   8.5%    x   $50,000   =   $4,250
 3..............   8.0%    x   $50,000   =   $4,000
 4..............   7.0%    x   $50,000   =   $3,500
 5..............   6.0%    x   $50,000   =   $3,000

                 1 + INTEREST ADJUSTMENT FORMULA CALCULATION

Contract Year    Index A   Index B   Adj Index B     N     Result
--------------- --------- --------- ------------- ------ ---------
1..............  3.50%     4.00%       4.50%         4   0.962268
2..............  3.50%     3.50%       4.00%         3   0.985646
3..............  3.50%     3.00%       3.50%         2   1.000000
4..............  3.50%     2.00%       2.50%         1   1.009756
5..............  3.50%      N/A         N/A         N/A     N/A

                           MINIMUM VALUE CALCULATION


                                   Minimum           Annual
                                  Guaranteed        Account        Minimum
Contract Year                   Interest Rate         Fee           Value
---------------                ---------------     ---------     ----------
 1..............$50,000    x       1.015       -   $40       =   $50,710
 2..............$50,710    x       1.015       -   $40       =   $51,431
 3..............$51,431    x       1.015       -   $40       =   $52,162
 4..............$52,162    x       1.015       -   $40       =   $52,905
 5..............$52,905    x       1.015       -   $40       =   $53,658



                             * BOY = beginning of year

                                        ** EOY = end of year




Annuity Payouts

Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
 o the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable Annuity Payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
 o third, we calculate the value of the Annuity Units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner's fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.

The value of each Subaccount's Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
 o The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.


         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               20-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,600.94              $10,004.94

A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,540.85 with the 20-year access period and $9,004.45 with the 30-year access period.

At the end of the 20-year access period, the remaining Account Value of $109,921.94 (assuming no withdrawals) will be used to continue the $10,600.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. At the end of the 30-year access period, the remaining Account Value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 Regular Income Payment during the lifetime income period for the lives of the Annuitant and Secondary Life. (Note: the Regular Income Payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.

Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody's, A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.



About the S&P 500 Index

Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.

In some cases, fund names and/or their objectives may include references to certain indices, such as the S&P 500 Index. Neither the contract nor the funds are sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the contract or any member of the public regarding the advisability of investing in securities generally or in the contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the contract. S&P has no obligation to take the needs of the Licensee or the owners of the contract into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the contract or the timing of the issuance or sale of the contract or in the determination or calculation of the equation by which the contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the contract.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.




Unclaimed Property
During 2013, a Global Resolution Agreement entered into by us and a third party auditor became effective upon its acceptance by the unclaimed property departments of 41 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. Also in December 2013, a Regulatory Settlement Agreement entered into by us to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The final agreement covers 52 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S.

jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.




Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.

Beginning May 1, 2010, the cross reinvestment service is no longer available unless the Contractowner has enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of Contractowners under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2013 financial statements of the VAA and the December 31, 2013 consolidated financial statements of Lincoln Life appear on the following pages.

              THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED FINANCIAL STATEMENTS
                         DECEMBER 31, 2013 AND 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Stockholder of
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012, and the related consolidated statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.



                                                      /s/ ERNST & YOUNG LLP
                                                      Philadelphia,
                                                      Pennsylvania
                                                      April 1, 2014

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)


                                                                                                              AS OF DECEMBER 31,
                                                                                                           ------------------------
                                                                                                              2013          2012
                                                                                                           -----------  -----------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
     Fixed maturity securities (amortized cost: 2013 -- $75,585; 2012 -- $71,221)                          $    79,178  $    80,254
     Variable interest entities' fixed maturity securities (amortized cost: 2013 -- $682;
        2012 -- $677)                                                                                              697          708
     Equity securities (cost: 2013 -- $182; 2012 -- $137)                                                          201          157
   Trading securities                                                                                            2,190        2,437
   Mortgage loans on real estate                                                                                 7,029        6,792
   Real estate                                                                                                      26           39
   Policy loans                                                                                                  2,651        2,740
   Derivative investments                                                                                          617        2,263
   Other investments                                                                                             1,208        1,089
                                                                                                           -----------  -----------
        Total investments                                                                                       93,797       96,479
Cash and invested cash                                                                                             630        3,278
Deferred acquisition costs and value of business acquired                                                        8,859        6,732
Premiums and fees receivable                                                                                       424          382
Accrued investment income                                                                                        1,002          986
Reinsurance recoverables                                                                                         7,075        8,284
Reinsurance related embedded derivatives                                                                           159           --
Funds withheld reinsurance assets                                                                                  781          842
Goodwill                                                                                                         2,273        2,273
Other assets                                                                                                     5,373        3,751
Separate account assets                                                                                        117,135       95,373
                                                                                                           -----------  -----------
        Total assets                                                                                       $   237,508  $   218,380
                                                                                                           ===========  ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                                   $    17,627  $    18,415
Other contract holder funds                                                                                     73,530       71,615
Short-term debt                                                                                                     51           32
Long-term debt                                                                                                   2,600        1,925
Reinsurance related embedded derivatives                                                                            --          184
Funds withheld reinsurance liabilities                                                                           3,111        5,192
Deferred gain on business sold through reinsurance                                                                 297          124
Payables for collateral on investments                                                                           2,865        4,121
Variable interest entities' liabilities                                                                             27          128
Other liabilities                                                                                                5,421        4,702
Separate account liabilities                                                                                   117,135       95,373
                                                                                                           -----------  -----------
        Total liabilities                                                                                      222,664      201,811
                                                                                                           -----------  -----------
CONTINGENCIES AND COMMITMENTS (SEE NOTE 13)
STOCKHOLDER'S EQUITY
Common stock -- 10,000,000 shares authorized, issued and outstanding                                            10,636       10,620
Retained earnings                                                                                                2,778        2,089
Accumulated other comprehensive income (loss)                                                                    1,430        3,860
                                                                                                           -----------  -----------
        Total stockholder's equity                                                                              14,844       16,569
                                                                                                           -----------  -----------
           Total liabilities and stockholder's equity                                                      $   237,508  $   218,380
                                                                                                           ===========  ===========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
                                                                                                   2013       2012      2011
                                                                                                 ---------  ---------  --------
REVENUES
Insurance premiums                                                                               $  2,339   $  2,290   $ 2,017

Fee income                                                                                          3,882      3,540     3,228

Investment advisory fees                                                                              126         86        --

Net investment income                                                                               4,561      4,551     4,490

Realized gain (loss):

   Total other-than-temporary impairment losses on securities                                         (75)      (242)     (160)

   Portion of loss recognized in other comprehensive income                                            10        103        42

                                                                                                 ---------  ---------  --------
     Net other-than-temporary impairment losses on securities recognized in earnings                  (65)      (139)     (118)

     Realized gain (loss), excluding other-than-temporary impairment losses on securities             122         16      (132)

                                                                                                 ---------  ---------  --------
        Total realized gain (loss)                                                                     57       (123)     (250)

                                                                                                 ---------  ---------  --------
Amortization of deferred gain on business sold through reinsurance                                     69         77       110

Other revenues                                                                                        426        396       376

                                                                                                 ---------  ---------  --------
     Total revenues                                                                                11,460     10,817     9,971

                                                                                                 ---------  ---------  --------

EXPENSES
Interest credited                                                                                   2,468      2,424     2,444

Benefits                                                                                            3,613      2,939     2,204

Commissions and other expenses                                                                      3,526      3,838     3,938

Interest and debt expense                                                                              93        110       108

Impairment of intangibles                                                                              --         --       744

                                                                                                 ---------  ---------  --------
     Total expenses                                                                                 9,700      9,311     9,438

                                                                                                 ---------  ---------  --------
     Income (loss) before taxes                                                                     1,760      1,506       533

     Federal income tax expense (benefit)                                                             431        344       270

                                                                                                 ---------  ---------  --------
        Net income (loss)                                                                           1,329      1,162       263

        Other comprehensive income (loss), net of tax:

          Unrealized gain (loss) on available-for-sale securities                                  (2,355)     1,071     1,686

          Unrealized other-than-temporary impairment on available-for-sale securities                  27         (2)       23

          Unrealized gain (loss) on derivative instruments                                            (96)       (31)      146

          Funded status of employee benefit plans                                                      (6)         2        --

                                                                                                 ---------  ---------  --------
            Total other comprehensive income (loss), net of tax                                    (2,430)     1,040     1,855

                                                                                                 ---------  ---------  --------
               Comprehensive income (loss)                                                       $ (1,101)  $  2,202   $ 2,118

                                                                                                 =========  =========  ========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                               ---------------------------------
                                                                                                 2013        2012        2011
                                                                                               ---------  ----------  ----------
COMMON STOCK
Balance as of beginning-of-year                                                                $ 10,620   $  10,605   $  10,585

Stock compensation/issued for benefit plans                                                          16          15          10

Capital contribution from Lincoln National Corporation                                               --          --          10

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                            10,636      10,620      10,605

                                                                                               ---------  ----------  ----------

RETAINED EARNINGS
Balance as of beginning-of-year                                                                   2,089       1,532       2,069

Net income (loss)                                                                                 1,329       1,162         263

Dividends declared                                                                                 (640)       (605)       (800)

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                             2,778       2,089       1,532

                                                                                               ---------  ----------  ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                                   3,860       2,820         965

Other comprehensive income (loss), net of tax                                                    (2,430)      1,040       1,855

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                             1,430       3,860       2,820

                                                                                               ---------  ----------  ----------
                Total stockholder's equity as of end-of-year                                   $ 14,844   $  16,569   $  14,957

                                                                                               =========  ==========  ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


                                                                                                     FOR THE YEARS ENDED
                                                                                                        DECEMBER 31,
                                                                                             -----------------------------------
                                                                                               2013         2012         2011
                                                                                             ----------  -----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                            $   1,329   $    1,162   $     263

Adjustments to reconcile net income (loss) to net cash provided by (used in)
   operating activities:
   Deferred acquisition costs, value of business acquired, deferred sales inducements
     and deferred front-end loads deferrals and interest, net of amortization                     (539)        (283)       (151)

   Trading securities purchases, sales and maturities, net                                         131          202          86

   Change in premiums and fees receivable                                                          (42)          27         (75)

   Change in accrued investment income                                                             (16)         (37)        (45)

   Change in future contract benefits and other contract holder funds                             (232)      (1,277)      1,241

   Change in reinsurance related assets and liabilities                                             68        1,438         405

   Change in federal income tax accruals                                                           437          208         111

   Realized (gain) loss                                                                            (57)         123         250

   (Income) loss attributable to equity method investments                                         (86)        (125)        (90)

   Amortization of deferred gain on business sold through reinsurance                              (69)         (77)       (110)

   Impairment of intangibles                                                                        --           --         744

   Change in cash management agreement investment                                                  (29)        (359)         60

   Other                                                                                             1           53         (72)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) operating activities                                           896        1,055       2,617

                                                                                             ----------  -----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                                     (11,002)     (11,021)    (10,359)

Sales of available-for-sale securities                                                             954        1,098       1,331

Maturities of available-for-sale securities                                                      5,952        5,757       5,055

Purchases of other investments                                                                  (2,481)      (2,112)     (4,434)

Sales or maturities of other investments                                                         2,494        2,009       2,784

Increase (decrease) in payables for collateral on investments                                   (1,256)         374       2,035

Proceeds (outflows) from reinsurance ceded, recaptured and novated                                 (22)          35         204

Other                                                                                              (95)        (130)       (114)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) investing activities                                        (5,456)      (3,990)     (3,498)

                                                                                             ----------  -----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt                                                                         311           --          --

Increase (decrease) in short-term debt                                                              23           18          --

Deposits of fixed account values, including the fixed portion of variable                       10,466       10,667      10,925

Withdrawals of fixed account values, including the fixed portion of variable                    (5,230)      (5,618)     (4,976)

Transfers to and from separate accounts, net                                                    (3,001)      (2,091)     (2,324)

Common stock issued for benefit plans and excess tax benefits                                      (17)          (2)         (4)

Dividends paid to stockholder                                                                     (640)        (605)       (800)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) financing activities                                         1,912        2,369       2,821

                                                                                             ----------  -----------  ----------
Net increase (decrease) in cash and invested cash                                               (2,648)        (566)      1,940

Cash and invested cash, as of beginning-of-year                                                  3,278        3,844       1,904

                                                                                             ----------  -----------  ----------
     Cash and invested cash, as of end-of-year                                               $     630   $    3,278   $   3,844

                                                                                             ==========  ===========  ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


NATURE OF OPERATIONS

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana. We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the U.S. and several U.S. territories. See Note 22 for additional information.

BASIS OF PRESENTATION

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary. Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method. All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest. We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders. We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

ACCOUNTING ESTIMATES AND ASSUMPTIONS
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS
We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT
Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

  - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;
  - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
  - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES -- FAIR VALUATION METHODOLOGIES AND ASSOCIATED INPUTS
Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

  - Corporate bonds and U.S. government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
  - Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs").
  - State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
  - Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


AFS SECURITIES -- EVALUATION FOR RECOVERY OF AMORTIZED COST
We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

  - The estimated range and average period until recovery;
  - The estimated range and average holding period to maturity;
  - Remaining payment terms of the security;
  - Current delinquencies and nonperforming assets of underlying collateral;
  - Expected future default rates;
  - Collateral value by vintage, geographic region, industry concentration or property type;
  - Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
  - Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.


When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

  - The current economic environment and market conditions;
  - Our business strategy and current business plans;
  - The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
  - Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
  - The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
  - The capital risk limits approved by management; and
  - Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

  - Historical and implied volatility of the security;
  - Length of time and extent to which the fair value has been less than amortized cost;
  - Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
  - Failure, if any, of the issuer of the security to make scheduled payments;
    and
  - Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
  - Fundamentals of the industry in which the issuer operates;
  - Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
  - Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
  - Expectations regarding defaults and recovery rates;
  - Changes to the rating of the security by a rating agency; and
  - Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
  - Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
  - Susceptibility to fair value fluctuations for changes in the interest rate environment;
  - Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
  - Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
  - Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
  - Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

TRADING SECURITIES
Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.

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ALTERNATIVE INVESTMENTS
Alternative investments, which consist primarily of investments in limited partnerships ("LPs"), are included in other investments on our Consolidated Balance Sheets. We account for our investments in LPs using the equity method to determine the carrying value. Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships' general partners. As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay. In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year. Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

PAYABLES FOR COLLATERAL ON INVESTMENTS
When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash collateral received. This liability is included within payables for collateral on investments on our Consolidated Balance Sheets. Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss). Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

MORTGAGE LOANS ON REAL ESTATE
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate

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enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS
Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

REAL ESTATE
Real estate includes both real estate held for the production of income and real estate held-for-sale. Real estate held for the production of income is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. We periodically review properties held for the production of income for impairment. Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale. Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

DERIVATIVE INSTRUMENTS
We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions. All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value. We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in "Fair Value Measurement." The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated OCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair market value of the derivative.

CASH AND INVESTED CASH
Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL
Acquisition costs directly related to successful contract acquisitions or renewals of universal life ("UL") insurance, variable UL ("VUL") insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss). DSI amortization, excluding

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amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that ranges from 7 to 77 years. Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE
We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL
We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test. The results of one test on one reporting unit cannot subsidize the results of another reporting unit. In Step 1 of the evaluation, the fair value of each reporting unit

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is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required. In Step 2, the implied fair value of goodwill is determined for the reporting unit. The reporting unit's fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES
Other assets consist primarily of guaranteed living benefit ("GLB") reserves embedded derivatives, DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issue costs, other prepaid expenses and deferred losses on business sold through reinsurance. Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our non-performance risk ("NPR"). Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in "Fair Value Measurement."

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years. Federal Communications Commission ("FCC") licenses acquired through business combinations are not amortized.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

We completed a reinsurance transaction in 2012 whereby we ceded a closed block of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited ("LNBAR"), a wholly-owned subsidiary of LNC. We are recognizing the loss related to this transaction over a period of 30 years.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals

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plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 43 million scenarios. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS
Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 13.50%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2013 and 2012, participating policies comprised approximately 1% of the face amount of insurance in force, and dividend expenses were $62 million, $71 million and $79 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

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The fair value of our indexed annuity contracts is based on their approximate surrender values.

BORROWED FUNDS
LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less. Long-term borrowings have contractual or expected maturities greater than one year.

DEFERRED GAIN ON BUSINESS SOLD THROUGH REINSURANCE
Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions. We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company. We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contacts with secondary guarantees to LNBAR. We are recognizing the gains related to these transactions over a period of 30 years.

COMMITMENTS AND CONTINGENCIES
Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

FEE INCOME
Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS
Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

REALIZED GAIN (LOSS)
Realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

OTHER REVENUES
Other revenues consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments and communications sales recognized as earned, net of agency and representative commissions.

INTEREST CREDITED
Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2011 through 2013 ranged from 1% to 10%.

BENEFITS
Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.


STOCK-BASED COMPENSATION
In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

INTEREST AND DEBT EXPENSE
Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts, and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method. In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

INCOME TAXES
We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries. Ineligible subsidiaries file separate individual corporate tax returns. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, we consider many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.



--------------------------------------------------------------------------------
2. NEW ACCOUNTING STANDARDS


ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC
In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards ("IFRS"). In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 requires an entity to provide enhanced disclosures about certain financial instruments and derivative instruments, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. We adopted the disclosure requirements of ASU 2011-11, after considering the scope clarification in ASU 2013-01, as of January 1, 2013, and have included the required disclosures for all comparative periods in Note 6.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


2. NEW ACCOUNTING STANDARDS (CONTINUED)


COMPREHENSIVE INCOME TOPIC
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. We adopted the disclosure requirements in ASU 2013-02 as of January 1, 2013, and have included the required disclosure in
Note 14.

DERIVATIVES AND HEDGING TOPIC
In July 2013, the FASB issued ASU No. 2013-10, "Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits the Fed Funds Effective Swap Rate to be used as a benchmark interest rate for hedge accounting purposes under the FASB ASC in addition to interest rates on direct Treasury obligations of the U.S. government and the LIBOR swap rate. We adopted the amendments in ASU 2013-10 prospectively for qualifying new or designated hedging relationships entered into, on, or after July 17, 2013. The adoption of ASU 2013-10 did not have an effect on our consolidated financial condition and results of operation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL SERVICES -- INVESTMENT COMPANIES TOPIC
In June 2013, the FASB issued ASU No. 2013-08, "Amendments to the Scope, Measurement, and Disclosure Requirements" ("ASU 2013-08"), which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires an assessment of all the characteristics of an investment company through the use of a new two-tiered approach, which considers the entity's purpose and design to determine whether it is an investment company. As a result of applying the new criteria in ASU 2013-08, an entity once considered an investment company may no longer meet the new criteria to be classified as such, and conversely, an entity not classified as an investment company under current GAAP may satisfy the criteria to be classified as such upon the adoption of ASU 2013-08. If an entity is no longer classified as an investment company, it must discontinue the application of investment company accounting guidance and present the change in status through a cumulative effect adjustment to the beginning balance of retained earnings in the period of adoption. If an entity becomes classified as an investment company, ASU 2013-08 should be applied prospectively with the effect of adoption recognized as an adjustment to opening net assets for the period of adoption. The amendments in ASU 2013-08 are effective for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application prohibited. We will adopt the requirements in ASU 2013-08 effective January 1, 2014, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.


INCOME TAXES TOPIC
In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11") in order to explicitly define the financial statement presentation requirements in GAAP. ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in the ASU are effective prospectively for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application permitted. We will adopt the requirements of ASU 2013-11 effective January 1, 2014, and will include the new disclosure requirements in the notes to our consolidated financial statements.

INVESTMENTS -- EQUITY METHOD AND JOINT VENTURES
In January 2014, the FASB issued ASU No. 2014-01, "Accounting for Investments in Qualified Affordable Housing Projects" ("ASU 2014-01") in response to stakeholders' feedback that the presence of certain conditions in order to apply the effective yield method to investments in qualified affordable housing projects may be overly restrictive and could result in certain investments being accounted for under a method of accounting that may not fairly represent the economics of the investments. ASU 2014-01 allows entities to make an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The conditions in ASU 2014-01 have been modified from the current GAAP requirements allowing for the application of the effective yield method, to enable more entities to make use of the proportional amortization method. The decision to apply the proportional amortization method should be applied consistently to all investments in qualified affordable housing projects rather than on an individual investment basis. The amendments in this ASU are to be applied retrospectively for interim and annual reporting periods beginning after December 15, 2014; however, a reporting entity that uses the effective yield method to account for investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those preexisting investments. We will adopt the requirements of ASU 2014-01 effective January 1, 2015, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.

OTHER EXPENSES TOPIC
In July 2011, the FASB issued ASU No. 2011-06, "Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06") in order to address the question of how health insurers should recognize and classify fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act. The annual fee is imposed on health insurers for each calendar year beginning on or after January 1, 2014, and is payable no later than September 30 of the applicable year. If a fee payment is required in the applicable year, ASU 2011-06 requires the health insurer to record the liability in full with a corresponding deferred cost that is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


2. NEW ACCOUNTING STANDARDS (CONTINUED)


amortized to expense using a straight-line method of allocation over the applicable year. The ASU indicates that the annual fee does not meet the definition of an acquisition cost in accordance with Topic 944 of the FASB ASC. The amendments in ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. We will adopt the requirements of ASU 2011-06 effective January 1, 2014. The amendments will not have a material effect on our consolidated financial condition and results of operations.



--------------------------------------------------------------------------------
3. REINSURANCE CEDED, REINSURANCE RECAPTURED, REINSURANCE NOVATED, AND CAPITAL CONTRIBUTIONS


REINSURANCE CEDED TO LNBAR
We completed reinsurance transactions during the second, third and fourth quarters of 2013 whereby we ceded blocks of business to LNBAR, a wholly-owned subsidiary of LNC, that resulted in the release of $196 million of capital previously supporting a portion of statutory reserves related to our UL/survivorship UL ("SUL") business. The following summarizes the effect of these transactions (in millions) on our Consolidated Balance Sheets as of December 31, 2013:

ASSETS
Cash and invested cash.......................................    $ (22)
Deferred acquisition costs and value of business
   acquired..................................................      (65)
Reinsurance recoverables.....................................       76
                                                                 ------
   Total assets..............................................    $ (11)
                                                                 ======
LIABILITIES
Other contract holder funds..................................    $  (7)
Deferred gain on business sold through reinsurance...........       18
Other liabilities............................................      (22)
                                                                 ------
   Total liabilities.........................................    $ (11)
                                                                 ======

We completed a reinsurance transaction during the fourth quarter of 2012 whereby we ceded a block of business to LNBAR that resulted in the release of $164 million of capital previously supporting a portion of statutory reserves related to our Duet/Legend business. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

ASSETS
Cash and invested cash.....................................   $  (32)
Deferred acquisition costs and value of business
   acquired................................................     (148)
Reinsurance recoverables...................................      547
                                                              -------
   Total assets............................................   $  367
                                                              =======
LIABILITIES
Other contract holder funds................................   $  (44)
Deferred gain on business sold through reinsurance.........     (233)
Funds withheld reinsurance liabilities.....................      676
Other liabilities..........................................      (32)
                                                              -------
   Total liabilities.......................................   $  367
                                                              =======

REINSURANCE RECAPTURED FROM LNBAR
During fourth quarter 2012, we recaptured a block of secondary guaranteed UL business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2012:

ASSETS
Cash and invested cash......................................   $  119
Other assets................................................      (34)
                                                               -------
   Total assets.............................................   $   85
                                                               =======
LIABILITIES
Reinsurance related embedded derivatives....................   $   39
Other liabilities...........................................       45
                                                               -------
   Total liabilities........................................   $   84
                                                               =======
REVENUES AND EXPENSES
Benefits....................................................   $  290
Commissions and other expenses..............................     (289)
                                                               -------
   Net income (loss)........................................   $    1
                                                               =======

During fourth quarter 2011, we recaptured portions of business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2011:

ASSETS
Cash.......................................................   $  204
Deferred acquisition costs.................................      243
                                                              -------
   Total assets............................................   $  447
                                                              =======
LIABILITIES
Future contract benefits...................................   $  613
Other contract holder funds................................       18
Funds withheld reinsurance liabilities.....................     (300)
Deferred gain on business sold through reinsurance.........      106
Other liabilities..........................................        4
                                                              -------
   Total liabilities.......................................   $  441
                                                              =======
REVENUES AND EXPENSES
Amortization of deferred gain on business
   sold through reinsurance:
Write-off of unamortized deferred gain.....................   $   34
Benefits...................................................      (24)
Federal income tax expense.................................       (4)
                                                              -------
   Net income..............................................   $    6
                                                              =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. REINSURANCE CEDED, REINSURANCE RECAPTURED, REINSURANCE NOVATED, AND CAPITAL CONTRIBUTIONS (CONTINUED)



REINSURANCE NOVATED FROM LINCOLN REINSURANCE COMPANY OF VERMONT II ("LRCVII") TO LNBAR
During third quarter 2012, LRCVII novated SUL business to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

ASSETS
Cash and invested cash.......................................  $   (52)
                                                               --------
   Total assets..............................................  $   (52)
                                                               ========
LIABILITIES
Reinsurance related embedded derivatives.....................  $   (18)
Deferred gain on business sold through reinsurance...........        8
Long-term debt...............................................     (500)
Funds withheld reinsurance liabilities.......................      500
Other liabilities............................................      (16)
                                                               --------
   Total liabilities.........................................  $   (26)
                                                               ========
REVENUE AND EXPENSES
Net investment income........................................  $   (13)
Benefits.....................................................       13
                                                               --------
   Net Income................................................  $   (26)
                                                               ========



CAPITAL CONTRIBUTIONS
On December 30, 2011, LNC transferred ownership of Lincoln Investment Advisors Corporation ("LIAC") to LNL. In addition, LNC assumed certain liabilities from LNL during 2011 (reflected in "Other" in the table below). The following summarizes the effect of these capital contributions (in millions):

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                                 --------------------
                                                 2011          2011
                                                 -----         -----
                                                 LIAC          OTHER
                                                 -----         -----
Cash and invested cash......................      $ 1          $ --
Other assets................................        9            --
Other liabilities...........................       (5)            5
                                                 -----         -----
   Total(1).................................      $ 5          $  5
                                                 =====         =====

-------------
(1) Reported in capital contribution from LNC on our Consolidated Statements of Stockholder's Equity



--------------------------------------------------------------------------------
4. VARIABLE INTEREST ENTITIES


CONSOLIDATED VIES

CREDIT-LINKED NOTES ("CLNS")
We have invested in the Class 1 notes of two CLN structures, which represent special purpose trusts combining asset-backed securities with credit default swaps to produce multi-class structured securities. The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures. The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest. We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolios underlying the credit default swaps. In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures. As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs. We reflect the assets and liabilities on our Consolidated Balance Sheets and recognize the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss).

As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures. The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio. The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2013:

                                               AMOUNT AND
                                            DATE OF ISSUANCE
                                       -----------------------------
                                           $400           $200
                                         DECEMBER         APRIL
                                           2006           2007
                                       --------------  -------------
Original attachment point
   (subordination)..................           5.50%          2.05%
Current attachment point
   (subordination)..................           4.17%          1.48%
Maturity............................     12/20/2016      3/20/2017
Current rating of tranche...........            BB+            Ba2
Current rating of underlying
   collateral pool..................         Aa1-B1       Aaa-Caa2
Number of defaults in underlying
   collateral pool..................              2              2
Number of entities..................            124             99
Number of countries.................             20             21

There has been no event of default on the CLNs themselves. Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions. Similar to other debt market instruments, our maximum principal loss is limited to our original investment.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


4. VARIABLE INTEREST ENTITIES (CONTINUED)


The following summarizes the exposure of the CLN structures' underlying reference portfolios by industry and rating as of December 31, 2013:

                                                           AAA    AA       A     BBB     BB     B     CCC   TOTAL
                                                          -----  ------  -----  ------  -----  ----  -----  ------
INDUSTRY
Financial intermediaries..............................    0.0%    2.1%    6.7%   1.7%   0.0%   0.0%  0.0%    10.5%
Telecommunications....................................    0.0%    0.0%    4.0%   5.5%   1.5%   0.0%  0.0%    11.0%
Oil and gas...........................................    0.3%    2.1%    1.0%   4.6%   0.0%   0.0%  0.0%     8.0%
Utilities.............................................    0.0%    0.0%    2.6%   1.9%   0.0%   0.0%  0.0%     4.5%
Chemicals and plastics................................    0.0%    0.0%    2.3%   1.2%   0.3%   0.0%  0.0%     3.8%
Drugs.................................................    0.3%    2.2%    1.2%   0.0%   0.0%   0.0%  0.0%     3.7%
Retailers (except food and drug)......................    0.0%    0.0%    2.1%   0.9%   0.5%   0.0%  0.0%     3.5%
Industrial equipment..................................    0.0%    0.0%    2.6%   0.7%   0.0%   0.0%  0.0%     3.3%
Sovereign.............................................    0.0%    0.7%    1.2%   1.3%   0.0%   0.0%  0.0%     3.2%
Conglomerates.........................................    0.0%    2.3%    0.9%   0.0%   0.0%   0.0%  0.0%     3.2%
Forest products.......................................    0.0%    0.0%    0.0%   1.6%   1.4%   0.0%  0.0%     3.0%
Other.................................................    0.0%    4.1%   15.5%  17.1%   4.6%   0.7%  0.3%    42.3%
                                                          -----  ------  -----  ------  -----  ----  -----  ------
   Total..............................................    0.6%   13.5%   40.1%  36.5%   8.3%   0.7%  0.3%   100.0%
                                                          =====  ======  =====  ======  =====  ====  =====  ======


STATUTORY TRUST NOTE
In August 2011, we purchased a $100 million note issued by a statutory trust ("Issuer") in a private placement offering. The proceeds were used by the Issuer to purchase U.S. Treasury securities to be held as collateral assets supporting an excess mortality swap. Our maximum exposure to loss is limited to our original investment in the notes. We have concluded that the Issuer of the note is a VIE as the entity does not have sufficient equity to support its activities without additional financial support, and as a note holder, our interest represents a variable interest. In our evaluation of the primary beneficiary, we concluded that our economic interest was greater than our stated power. As a result, we concluded that we are the primary beneficiary of the VIE and consolidate all of the assets and liabilities of the Issuer on our Consolidated Balance Sheets as of August 1, 2011.

On December 16, 2013, the excess mortality swap underlying this VIE was terminated as a result of a cancellation event under the associated swap agreement. Subsequently, the U.S. government bonds were redeemed on January 6, 2014. The combination of these two events, under the direction of LNC and its counterparty, has provided for the dissolution of this VIE effective January 6, 2014.

Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

                                                          AS OF DECEMBER 31, 2013                     AS OF DECEMBER 31, 2012
                                                  --------------------------------------     ---------------------------------------
                                                     NUMBER                                     NUMBER
                                                       OF          NOTIONAL     CARRYING          OF          NOTIONAL      CARRYING
                                                   INSTRUMENTS      AMOUNTS       VALUE       INSTRUMENTS      AMOUNTS        VALUE
                                                  ------------     --------     --------     ------------     --------     ---------
ASSETS
Fixed maturity securities:
   Asset-backed credit card loans..............        N/A          $  --         $ 595           N/A          $   --        $ 598
   U.S. government bonds.......................        N/A             --           102           N/A              --          110
Excess mortality swap..........................         --             --            --             1             100           --
                                                  ------------     --------     --------     ------------     --------     ---------
      Total assets(1)..........................         --          $  --         $ 697             1          $  100        $ 708
                                                  ------------     --------     --------     ------------     --------     ---------
LIABILITIES
Non-qualifying hedges:
   Credit default swaps........................          2          $ 600         $  27             2          $  600        $ 128
   Contingent forwards.........................          2             --            --             2              --           --
                                                  ------------     --------     --------     ------------     --------     ---------
      Total liabilities(2).....................          4          $ 600         $  27             4          $  600        $ 128
                                                  ============     ========     ========     ============     ========     =========

-------------
(1) Reported in variable interest entities' fixed maturity securities on our Consolidated Balance Sheets.
(2) Reported in variable interest entities' liabilities on our Consolidated Balance Sheets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


4. VARIABLE INTEREST ENTITIES (CONTINUED)


For details related to the fixed maturity AFS securities for these VIEs, see
Note 5.

As described more fully in Note 1, we regularly review our investment holdings for OTTI. Based upon this review, we believe that the AFS fixed maturity securities were not other-than-temporarily impaired as of December 31, 2013.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                              --------------------
                                              2013          2012
                                              -----         ------
NON-QUALIFYING HEDGES
Credit default swaps......................    $ 101         $ 166
Contingent forwards.......................       --            (3)
                                              -----         ------
   Total non-qualifying hedges(1).........    $ 101         $ 163
                                              =====         ======

-------------
(1) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

UNCONSOLIDATED VIES

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager. These structured securities include our RMBS, CMBS, CLOs and CDOs. We have not provided financial or other support with respect to these VIEs other than our original investment. We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits. Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments. We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets. For information about these structured securities, see Note 5.

We invest in certain LPs that operate qualified affordable housing projects that we have concluded are VIEs. We receive returns from the LPs in the form of income tax credits that are guaranteed by creditworthy third parties, and our exposure to loss is limited to the capital we invest in the LPs. We are not the primary beneficiary of these VIEs as we do not have the power to direct the most significant activities of the LPs. Our maximum exposure to loss was $77 million and $92 million as of December 31, 2013 and 2012, respectively.



--------------------------------------------------------------------------------
5. INVESTMENTS


AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

                                                                                                AS OF DECEMBER 31, 2013
                                                                                 ---------------------------------------------------
                                                                                  AMORTIZED        GROSS UNREALIZED           FAIR
                                                                                              --------------------------
                                                                                    COST        GAINS    LOSSES     OTTI      VALUE
                                                                                 ----------   -------    -------   -----    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................................................     $  65,423   $ 4,247    $ 1,141   $  88    $ 68,441
U.S. government bonds........................................................           314        25         14      --         325
Foreign government bonds.....................................................           498        45          1      --         542
RMBS.........................................................................         3,939       244          9      30       4,144
CMBS.........................................................................           686        33          4      17         698
CLOs.........................................................................           232        --          1       6         225
State and municipal bonds....................................................         3,549       302         27      --       3,824
Hybrid and redeemable preferred securities...................................           944        86         51      --         979
VIEs' fixed maturity securities..............................................           682        15         --      --         697
                                                                                 ----------   -------    -------   -----    --------
      Total fixed maturity securities........................................        76,267     4,997      1,248     141      79,875
Equity securities............................................................           182        19         --      --         201
                                                                                 ----------   -------    -------   -----    --------
         Total AFS securities................................................     $  76,449   $ 5,016    $ 1,248   $ 141    $ 80,076
                                                                                 ==========   =======    =======   =====    ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



                                                                                                AS OF DECEMBER 31, 2012
                                                                                 ---------------------------------------------------
                                                                                  AMORTIZED        GROSS UNREALIZED           FAIR
                                                                                              --------------------------
                                                                                    COST        GAINS    LOSSES     OTTI      VALUE
                                                                                 ----------   -------    -------   -----    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................................................     $  59,127   $ 7,977    $   216   $ 104    $ 66,784
U.S. government bonds........................................................           339        54         --      --         393
Foreign government bonds.....................................................           549        91         --      --         640
RMBS.........................................................................         5,494       449          3      57       5,883
CMBS.........................................................................           925        63         14      19         955
CLOs.........................................................................           189         2          3       8         180
State and municipal bonds....................................................         3,455       795          7      --       4,243
Hybrid and redeemable preferred securities...................................         1,143       103         70      --       1,176
VIEs' fixed maturity securities..............................................           677        31         --      --         708
                                                                                 ----------   -------    -------   -----    --------
      Total fixed maturity securities........................................        71,898     9,565        313     188      80,962
Equity securities............................................................           137        22          2      --         157
                                                                                 ----------   -------    -------   -----    --------
         Total AFS securities................................................     $  72,035   $ 9,587    $   315   $ 188    $ 81,119
                                                                                 ==========   =======    =======   =====    ========

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2013, were as follows:

                                                                                     AMORTIZED       FAIR
                                                                                       COST          VALUE
                                                                                     ---------    ---------
Due in one year or less.........................................................     $  2,481      $  2,550
Due after one year through five years...........................................       14,097        15,229
Due after five years through ten years..........................................       24,400        25,312
Due after ten years.............................................................       30,432        31,717
                                                                                     ---------    ---------
   Subtotal.....................................................................       71,410        74,808
                                                                                     ---------    ---------
MBS.............................................................................        4,625         4,842
CLOs............................................................................          232           225
                                                                                     ---------    ---------
      Total fixed maturity AFS securities.......................................     $ 76,267      $ 79,875
                                                                                     =========    =========

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                    AS OF DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        -------------------------   ----------------------   -----------------------
                                                                         GROSS                     GROSS                     GROSS
                                                                      UNREALIZED                UNREALIZED                UNREALIZED
                                                            FAIR      LOSSES AND      FAIR      LOSSES AND      FAIR      LOSSES AND
                                                            VALUE        OTTI         VALUE        OTTI         VALUE        OTTI
                                                        -----------   -----------   --------   -----------    --------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $  16,620     $ 1,004     $  1,233      $ 225       $ 17,853      $ 1,229
U.S. government bonds.................................          151          14           --         --            151           14
Foreign government bonds..............................           69           1           --         --             69            1
RMBS..................................................          455          15          259         24            714           39
CMBS..................................................          109           7           43         14            152           21
CLOs..................................................          136           3           50          4            186            7
State and municipal bonds.............................          359          20           24          7            383           27
Hybrid and redeemable preferred securities............           58           6          195         45            253           51
                                                        -----------   -----------   --------   -----------    --------    ----------
      Total fixed maturity AFS securities.............    $  17,957     $ 1,070     $  1,804      $ 319       $ 19,761      $ 1,389
                                                        ===========   ===========   ========   ===========    ========    ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                        1,449
                                                                                                                          ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



                                                                                    AS OF DECEMBER 31, 2012
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        -------------------------   ----------------------   -----------------------
                                                                         GROSS                     GROSS                     GROSS
                                                                      UNREALIZED                UNREALIZED                UNREALIZED
                                                            FAIR      LOSSES AND      FAIR      LOSSES AND      FAIR      LOSSES AND
                                                            VALUE        OTTI         VALUE        OTTI         VALUE        OTTI
                                                        -----------   -----------   --------   -----------    --------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $   2,814     $   142     $    918      $ 178       $  3,732      $   320
RMBS..................................................          253          36          196         24            449           60
CMBS..................................................           63          16          104         17            167           33
CLOs..................................................           10           8           53          3             63           11
State and municipal bonds.............................           64           1           24          6             88            7
Hybrid and redeemable preferred securities............           71           3          281         67            352           70
                                                        -----------   -----------   --------   -----------    --------    ----------
      Total fixed maturity securities.................        3,275         206        1,576        295          4,851          501
Equity securities.....................................            7           2           --         --              7            2
                                                        -----------   -----------   --------   -----------    --------    ----------
         Total AFS securities.........................    $   3,282     $   208     $  1,576      $ 295       $  4,858      $   503
                                                        ===========   ===========   ========   ===========    ========    ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                          617
                                                                                                                          ==========

For information regarding our investments in VIEs, see Note 4.

We perform detailed analysis on the AFS securities backed by pools of residential and commercial mortgages that are most at risk of impairment based on factors discussed in Note 1. Selected information for these securities in a gross unrealized loss position (in millions) was as follows:

                                                                                                 AS OF DECEMBER 31, 2013
                                                                                        ---------------------------------------
                                                                                         AMORTIZED       FAIR        UNREALIZED
                                                                                           COST          VALUE          LOSS
                                                                                        ----------      -------      ----------
TOTAL
AFS securities backed by pools of residential mortgages............................      $  1,198       $ 1,087         $ 111
AFS securities backed by pools of commercial mortgages.............................           193           169            24
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,391       $ 1,256         $ 135
                                                                                        ==========      =======      ==========
SUBJECT TO DETAILED ANALYSIS
AFS securities backed by pools of residential mortgages............................      $    871       $   774         $  97
AFS securities backed by pools of commercial mortgages.............................            29            23             6
                                                                                        ----------      -------      ----------
   Total...........................................................................      $    900       $   797         $ 103
                                                                                        ==========      =======      ==========

                                                                                                 AS OF DECEMBER 31, 2012
                                                                                        ---------------------------------------
                                                                                         AMORTIZED       FAIR        UNREALIZED
                                                                                           COST          VALUE          LOSS
                                                                                        ----------      -------      ----------
TOTAL
AFS securities backed by pools of residential mortgages............................      $  1,128       $   935         $ 193
AFS securities backed by pools of commercial mortgages.............................           225           183            42
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,353       $ 1,118         $ 235
                                                                                        ==========      =======      ==========
SUBJECT TO DETAILED ANALYSIS
AFS securities backed by pools of residential mortgages............................      $  1,119       $   926         $ 193
AFS securities backed by pools of commercial mortgages.............................            52            36            16
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,171       $   962         $ 209
                                                                                        ==========      =======      ==========

For the years ended December 31, 2013 and 2012, we recorded OTTI for AFS securities backed by pools of residential and commercial mortgages of $21 million and $103 million, pre-tax, respectively, and before associated amortization expense for DAC, VOBA, DSI and DFEL, of which $ (46) million and $
(45) million, respectively, was recognized in OCI and $67 million and $148 million, respectively, was recognized in net income (loss).

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

                                                                                                  AS OF DECEMBER 31, 2013
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE     LOSSES      OTTI      SECURITIES(1)
                                                                                       -----     ------      -----     -------------
Less than six months..............................................................     $   1     $   --      $  --            4
Six months or greater, but less than nine months..................................         7          3         --            1
Nine months or greater, but less than twelve months...............................        56         18         --            4
Twelve months or greater..........................................................       340         89         81           92
                                                                                       -----     ------      -----     -------------
   Total..........................................................................     $ 404     $  110      $  81          101
                                                                                       =====     ======      =====     =============

                                                                                                  AS OF DECEMBER 31, 2012
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE     LOSSES      OTTI      SECURITIES(1)
                                                                                       -----     ------      -----     -------------
Less than six months..............................................................     $  34     $    9      $   1           14
Nine months or greater, but less than twelve months...............................        15         10         --            3
Twelve months or greater..........................................................       385        175        125          131
                                                                                       -----     ------      -----     -------------
   Total..........................................................................     $ 434     $  194      $ 126          148
                                                                                       =====     ======      =====     =============

--------------
(1) We may reflect a security in more than one aging category based on various purchase dates.


We regularly review our investment holdings for OTTI. Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities increased $886 million for the year ended December 31, 2013. As discussed further below, we believe the unrealized loss position as of December 31, 2013, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2013, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2013, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2013, the unrealized losses associated with our MBS and CLOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each security.

As of December 31, 2013, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                            2013     2012      2011
                                           -------  --------  ------
Balance as of beginning-of-year..........  $  402   $   380   $ 309
   Increases attributable to:
      Credit losses on securities for
        which an OTTI was not
        previously recognized............      37        98      54
      Credit losses on securities for
        which an OTTI was
        previously recognized............      40        59      68
   Decreases attributable to:
      Securities sold....................    (101)     (135)    (51)
                                           -------  --------  ------
        Balance as of end-of-year........  $  378   $   402   $ 380
                                           =======  ========  ======

During 2013, 2012 and 2011, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

  - Failure of the issuer of the security to make scheduled payments;
  - Deterioration of creditworthiness of the issuer;
  - Deterioration of conditions specifically related to the security;
  - Deterioration of fundamentals of the industry in which the issuer operates; and
  - Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.



Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

                                                                                               AS OF DECEMBER 31, 2013
                                                                                ----------------------------------------------------
                                                                                                   GROSS UNREALIZED          OTTI IN
                                                                                             ----------------------------
                                                                                 AMORTIZED           LOSSES AND     FAIR     CREDIT
                                                                                   COST       GAINS     OTTI        VALUE    LOSSES
                                                                                ----------   ------  ----------    ------   --------
Corporate bonds............................................................       $ 252      $ 18       $  48      $ 222     $ 126
RMBS.......................................................................         513        17          17        513       175
CMBS.......................................................................          34         3          12         25        77
                                                                                ----------   ------  ----------    ------   --------
   Total...................................................................       $ 799      $ 38       $  77      $ 760     $ 378
                                                                                ==========   ======  ==========    ======   ========

                                                                                               AS OF DECEMBER 31, 2012
                                                                                ----------------------------------------------------
                                                                                                   GROSS UNREALIZED          OTTI IN
                                                                                             ----------------------------
                                                                                 AMORTIZED           LOSSES AND     FAIR     CREDIT
                                                                                   COST       GAINS     OTTI        VALUE    LOSSES
                                                                                ----------   ------  ----------    ------   --------
Corporate bonds............................................................       $ 285      $  4       $  95      $ 194     $  99
RMBS.......................................................................         588        20          38        570       219
CMBS.......................................................................          39         1          16         24        84
                                                                                ----------   ------  ----------    ------   --------
   Total...................................................................       $ 912      $ 25       $ 149      $ 788     $ 402
                                                                                ==========   ======  ==========    ======   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


TRADING SECURITIES

Trading securities at fair value (in millions) consisted of the following:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                  2013        2012
                                                --------    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................   $  1,683    $  1,817
U.S. government bonds........................        272         310
Foreign government bonds.....................         24          32
RMBS.........................................        152         188
CMBS.........................................          7          17
CLOs.........................................          2           4
State and municipal bonds....................         20          25
Hybrid and redeemable preferred
   securities................................         30          42
                                                --------    --------
      Total fixed maturity securities........      2,190       2,435
Equity Securities............................         --           2
                                                --------    --------
        Total trading securities.............   $  2,190    $  2,437
                                                ========    ========

The portion of the market adjustment for gains (losses) that relate to trading securities still held as of December 31, 2013, 2012 and 2011, was $(166) million, $53 million and $115 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California and Texas, which accounted for 32% and 31% of mortgage loans on real estate as of December 31, 2013 and 2012, respectively.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

                                                 AS OF DECEMBER 31,
                                                ---------------------
                                                  2013        2012
                                                ---------   ---------
Current......................................   $  7,026    $  6,791
Valuation allowance associated with
   impaired mortgage loans on
   real estate...............................         (3)         (6)
Unamortized premium (discount)...............          6           7
                                                ---------   ---------
   Total carrying value......................   $  7,029    $  6,792
                                                =========   =========



The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                2013           2012
                                                -----          -----
Number of impaired mortgage loans
   on real estate...........................       3              4
                                                =====          =====
Principal balance of impaired mortgage
   loans on real estate.....................    $ 27           $ 38
Valuation allowance associated with
   impaired mortgage loans on
   real estate..............................      (3)            (6)
                                                -----          -----
   Carrying value of impaired
      mortgage loans on real estate.........    $ 24           $ 32
                                                =====          =====

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                2013           2012
                                                -----          -----
Balance as of beginning-of-year..............    $ 6            $ 3
   Additions.................................      3              4
   Charge-offs, net of recoveries............     (6)            (1)
                                                -----          -----
      Balance as of end-of-year..............    $ 3            $ 6
                                                =====          =====

The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -----------------------
                                           2013      2012     2011
                                           -----    -----     ----
Average carrying value for
   impaired mortgage loans on
   real estate..........................   $ 30      $ 17     $ 15
Interest income recognized on
   impaired mortgage loans on
   real estate..........................      2         1        1
Interest income collected on
   impaired mortgage loans on
   real estate..........................      2         1        1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

                                                            AS OF DECEMBER 31, 2013                    AS OF DECEMBER 31, 2012
                                                     -------------------------------------     -------------------------------------
                                                                                    DEBT-                                     DEBT-
                                                                                   SERVICE                                   SERVICE
                                                     PRINCIPAL        % OF        COVERAGE      PRINCIPAL       % OF        COVERAGE
                                                      AMOUNT          TOTAL         RATIO        AMOUNT         TOTAL         RATIO
                                                     ---------     ---------     ---------     ----------     --------      --------
Less than 65%.....................................    $ 5,892        83.9%          1.79        $  5,526        81.3%         1.68
65% to 74%........................................        736        10.4%          1.42             869        12.8%         1.39
75% to 100%.......................................        363         5.2%          0.83             350         5.2%         0.82
Greater than 100%.................................         35         0.5%          0.78              46         0.7%         0.79
                                                     ---------     ---------                   ----------     --------
   Total mortgage loans on real estate............    $ 7,026       100.0%                      $  6,791       100.0%
                                                     =========     =========                   ==========     ========



ALTERNATIVE INVESTMENTS

As of December 31, 2013 and 2012, alternative investments included investments in 121 and 98 different partnerships, respectively, and the portfolio represented approximately 1% of our overall invested assets.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                   --------------------------------
                                     2013        2012        2011
                                   ---------   ---------   --------
Fixed maturity AFS
   securities...................    $ 3,876    $  3,813    $ 3,724
Equity AFS securities...........          6           6          5
Trading securities..............        130         138        145
Mortgage loans on
   real estate..................        377         381        392
Real estate.....................          5          11         18
Standby real estate equity
   commitments..................         --          --          1
Policy loans....................        153         163        161
Invested cash...................          3           4          3
Commercial mortgage loan
   prepayment and bond
   make-whole premiums..........        107          39         75
Alternative investments.........         86         125         90
Consent fees....................          4           3          3
Other investments...............          4          (5)        --
                                   ---------   ---------   --------
   Investment income............      4,751       4,678      4,617
Investment expense..............       (190)       (127)      (127)
                                   ---------   ---------   --------
      Net investment income.....    $ 4,561    $  4,551    $ 4,490
                                   =========   =========   ========



REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012       2011
                                      ------     -------    -------
Fixed maturity AFS securities:
   Gross gains....................    $  20      $   14     $   84
   Gross losses...................      (89)       (187)      (218)
Equity AFS securities:
   Gross gains....................        8           1         10
   Gross losses...................       (2)         (9)        --
Gain (loss) on other
   investments....................        6          15         27
Associated amortization of
   DAC, VOBA, DSI and DFEL
   and changes in other
   contract holder funds..........      (27)          2         (9)
                                      ------     -------    -------
      Total realized gain (loss)
        related to certain
        investments...............    $ (84)     $ (164)    $ (106)
                                      ======     =======    =======

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012       2011
                                      ------     -------    -------
OTTI RECOGNIZED IN
   NET INCOME (LOSS)
Fixed maturity securities:
   Corporate bonds................    $ (34)     $  (62)    $  (13)
   RMBS...........................      (28)        (50)       (76)
   CMBS...........................      (14)        (47)       (56)
   CLOs...........................       (1)         (2)        (1)
   Hybrid and redeemable
      preferred securities........       --          --         (2)
                                      ------     -------    -------
      Total fixed maturity
        securities................      (77)       (161)      (148)
Equity securities.................       (1)         (8)        --
                                      ------     -------    -------
        Gross OTTI recognized
           in net income (loss)...      (78)       (169)      (148)
        Associated amortization
           of DAC, VOBA, DSI,
           and DFEL...............       13          30         30
                                      ------     -------    -------
           Net OTTI recognized
              in net income
              (loss), pre-tax.....    $ (65)     $ (139)    $ (118)
                                      ======     =======    =======
PORTION OF OTTI
   RECOGNIZED IN OCI
Gross OTTI recognized in OCI......    $  11      $  118     $   54
Change in DAC, VOBA,
   DSI and DFEL...................       (1)        (15)       (12)
                                      ------     -------    -------
   Net portion of OTTI
      recognized in OCI, pre-tax..    $  10      $  103     $   42
                                      ======     =======    =======

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND CLOS
As of December 31, 2013 and 2012, we reviewed our corporate bond and CLO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.



Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor's ("S&P") Rating Services or Baa3 or higher by Moody's Investors Service ("Moody's"), are generally considered by the rating agencies and market participants to be low credit risk. As of December 31, 2013 and 2012, 96% of the fair value of our corporate bond portfolio was rated investment grade. As of December 31, 2013 and 2012, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $2.9 billion, and a fair value of $2.9 billion. As of December 31, 2013 and 2012, 94% and 93%, respectively, of the fair value of our CLO portfolio was rated investment grade. As of December 31, 2013 and 2012, the portion of our CLO portfolio rated below investment grade had an amortized cost of $16 million and $21 million, respectively, and fair value of $13 million. Based upon the analysis discussed above, we believed as of December 31, 2013 and 2012, that we would recover the amortized cost of each investment grade corporate bond and CLO security.

DETERMINATION OF CREDIT LOSSES ON MBS
As of December 31, 2013 and 2012, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions. With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


PAYABLES FOR COLLATERAL ON INVESTMENTS

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                  CARRYING         FAIR      CARRYING         FAIR
                                                                                    VALUE          VALUE       VALUE          VALUE
                                                                                  ---------       -------   ---------       --------
Collateral payable held for derivative investments(1)...........................   $   264        $   264    $ 2,507        $  2,507
Securities pledged under securities lending agreements(2).......................       184            178        197             189
Securities pledged under repurchase agreements(3)...............................       530            553        280             294
Securities pledged for Term Asset-Backed Securities Loan Facility ("TALF")(4)...        36             49         37              52
Investments pledged for Federal Home Loan Bank of Indianapolis
   ("FHLBI")(5).................................................................     1,851          3,127      1,100           1,936
                                                                                  ---------       -------   ---------       --------
   Total payables for collateral on investments.................................   $ 2,865        $ 4,171    $ 4,121        $  4,978
                                                                                  =========       =======   =========       ========

-------------
(1) We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties' credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash. See Note 6 for additional information.
(2) Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.
(3) Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received in our repurchase program is typically invested in fixed maturity AFS securities.
(4) Our pledged securities for TALF are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount that has typically averaged 90% of the fair value of the TALF securities. The cash received in these transactions is invested in fixed maturity AFS securities.
(5) Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets. The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate. The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.


For information related to balance sheet offsetting of our securities lending and repurchase agreements, see Note 6.

Increase (decrease) in payables for collateral on investments (in millions) included on the Consolidated Statements of Cash Flows consisted of the following:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                    -------------------------------
                                      2013        2012       2011
                                    ---------   --------   --------
Collateral payable held for
   derivative investments........   $ (2,243)   $  (487)   $ 2,141
Securities pledged under
   securities lending
   agreements....................        (13)        (3)         1
Securities pledged under
   repurchase agreements.........        250         --         --
Securities pledged for TALF......         (1)      (136)      (107)
Investments pledged for
   FHLBI.........................        751      1,000         --
                                    ---------   --------   --------
   Total increase (decrease) in
      payables for collateral on
      investments................   $ (1,256)   $   374    $ 2,035
                                    =========   ========   ========



INVESTMENT COMMITMENTS

As of December 31, 2013, our investment commitments were $868 million, which included $411 million of LPs, $372 million of private placement securities and $85 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2013 and 2012, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $2.5 billion and $3.6 billion, or 3% and 4%, respectively, of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $1.7 billion and $2.2 billion, respectively, or 2% of our invested assets portfolio. These investments are included in corporate bonds in the tables above.

As of December 31, 2013 and 2012, our most significant investments in one industry were our investment securities in the electric industry with a fair value of $8.5 billion and $8.4 billion, respectively, or 9% of our invested assets portfolio, and our investment securities in the banking industry with a fair value of $4.8 billion and $5.3 billion, respectively, or 5% of our invested assets portfolio. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
6. DERIVATIVE INSTRUMENTS


We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk. We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees. The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. See Note 21 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

INTEREST RATE CONTRACTS

We use derivative instruments as part of our interest rate risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CONSUMER PRICE INDEX SWAPS
We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products. Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

FORWARD-STARTING INTEREST RATE SWAPS
We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchase of certain assets and liabilities.

INTEREST RATE CAP AGREEMENTS
We use interest rate cap agreements to provide a level of protection from the effect of rising interest rates to economically hedge certain life insurance products and annuity contracts. Interest rate cap agreements entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate, multiplied by the notional amount divided by four.

INTEREST RATE CAP CORRIDORS
We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts. Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate. For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate. The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate. There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

INTEREST RATE FUTURES
We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

INTEREST RATE SWAP AGREEMENTS
We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges. These instruments either hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond, or hedge our exposure to fixed-rate bond coupon payments and the change in the underlying asset values as interest rates fluctuate.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the value of anticipated transactions and commitments as interest rates fluctuate.

REVERSE TREASURY LOCKS
We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY CONTRACTS

We use derivative instruments as part of our foreign currency risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CURRENCY FUTURES
We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products. Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

FOREIGN CURRENCY SWAPS
We use foreign currency swaps designated and qualifying as cash flow hedges, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


EQUITY MARKET CONTRACTS

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

CALL OPTIONS BASED ON THE S&P 500 INDEX(R) ("S&P 500")
We use indexed annuity contracts to permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

EQUITY FUTURES
We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

PUT OPTIONS
We use put options to hedge the liability exposure on certain options in variable annuity products. Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

TOTAL RETURN SWAPS
We use total return swaps to hedge a portion of the liability related to our deferred compensation plans. We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

In addition, we use total return swaps to hedge the liability exposure on certain options in variable annuity products. We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

VARIANCE SWAPS
We use variance swaps to hedge the liability exposure on certain options in variable annuity products. Variance swaps are contracts entered into at no cost and whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception.

CREDIT CONTRACTS

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

CREDIT DEFAULT SWAPS -- BUYING PROTECTION
We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.



CREDIT DEFAULT SWAPS -- SELLING PROTECTION
We sell credit default swaps to offer credit protection to contract holders and investors. The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES
We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative GLB reserves caused by those same factors. We rebalance our hedge positions based upon changes in these factors as needed. While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off. However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

INDEXED ANNUITY CONTRACTS EMBEDDED DERIVATIVES
We distribute indexed annuity contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


guarantees. We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

REINSURANCE RELATED EMBEDDED DERIVATIVES
We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede to LNBAR the risk under certain UL contracts for no lapse benefit guarantees. If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.



We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure. Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

                                                             AS OF DECEMBER 31, 2013                AS OF DECEMBER 31, 2012
                                                      -------------------------------------  -------------------------------------
                                                      NOTIONAL            FAIR VALUE         NOTIONAL            FAIR VALUE
                                                                    -----------------------                 ----------------------
                                                       AMOUNTS        ASSET       LIABILITY   AMOUNTS        ASSET       LIABILITY
                                                      --------      --------      ---------  ---------      -------      ---------
QUALIFYING HEDGES
Cash flow hedges:
   Interest rate contracts(1).......................  $  2,876      $    160      $   149    $  2,001       $   353      $    224
   Foreign currency contracts(1)....................       615            32           46         420            39            26
                                                      --------      --------      ---------  ---------      -------      ---------
      Total cash flow hedges........................     3,491           192          195       2,421           392           250
                                                      --------      --------      ---------  ---------      -------      ---------
NON-QUALIFYING HEDGES
Interest rate contracts(1)..........................    44,620           214          744      35,539         1,030           474
Foreign currency contracts(1).......................       102            --           --          48            --            --
Equity market contracts(1)..........................    19,804           956          192      19,744         1,734           170
Equity collar(1)....................................        --            --           --           9             1            --
Credit contracts(2).................................       126            --            2         149            --            11
Embedded derivatives:
      GLB reserves(3)...............................        --         1,244           --          --            --            --
      GLB reserves(2)...............................        --            --        1,244          --            --           909
   Reinsurance related(4)...........................        --           159           --          --            --           184
   Indexed annuity and universal life contracts(5)..        --            --        1,048          --            --           732
                                                      --------      --------      ---------  ---------      -------      ---------
           Total derivative instruments.............  $ 68,143      $  2,765      $ 3,425    $ 57,910       $ 3,157      $  2,730
                                                      ========      ========      =========  =========      =======      =========

-------------
(1) Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)  Reported in other liabilities on our Consolidated Balance Sheets.
(3)  Reported in other assets on our Consolidated Balance Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)  Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

                                                                          REMAINING LIFE AS OF DECEMBER 31, 2013
                                                     -------------------------------------------------------------------------------
                                                      LESS THAN        1 - 5        6 - 10        11 - 30      OVER 30
                                                       1 YEAR          YEARS         YEARS         YEARS        YEARS         TOTAL
                                                     ----------     ---------      --------      --------     --------      --------
Interest rate contracts(1).....................      $   4,343      $  23,124      $ 10,697      $  9,332       $ --        $ 47,496
Foreign currency contracts(2)..................            175            110           305           127         --             717
Equity market contracts........................         10,864          3,573         5,344            21          2          19,804
Credit contracts...............................             --            126            --            --         --             126
                                                     ----------     ---------      --------      --------     --------      --------
           Total derivative instruments with
             notional amounts..................      $  15,382      $  26,933      $ 16,346      $  9,480       $  2        $ 68,143
                                                     ==========     =========      ========      ========     ========      ========

-------------
(1) As of December 31, 2013, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 2042.
(2) As of December 31, 2013, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was April 2028.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------
                                           2013      2012     2011
                                          -------   -------   ------
UNREALIZED GAIN (LOSS)
   ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year.........  $  101    $  132    $ (14)
Other comprehensive income (loss):
   Unrealized holding gains (losses)
      arising during the year:
      Cash flow hedges:
        Interest rate contracts.........    (126)      (41)     201
        Foreign currency contracts......     (24)      (22)       3
   Change in foreign currency
      exchange rate adjustment..........     (19)      (12)       7
   Change in DAC, VOBA, DSI and
      DFEL..............................       5        14        1
   Income tax benefit (expense).........      57        20      (74)
   Less:
      Reclassification adjustment for
        gains (losses) included in net
        income (loss):
        Cash flow hedges:
           Interest rate contracts(1)...     (21)      (21)     (15)
           Foreign currency
              contracts(1)..............       3         3        2
   Associated amortization of DAC,
      VOBA, DSI and DFEL................       1         3        1
   Income tax benefit (expense).........       6         5        4
                                          -------   -------   ------
              Balance as of
                end-of-year.............  $    5    $  101    $ 132
                                          =======   =======   ======

-------------
(1) The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).



The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                       -------------------------------
                                         2013       2012       2011
                                       ---------  ---------  ---------
QUALIFYING HEDGES
Cash flow hedges:
   Interest rate contracts(1)........  $    (21)  $    (22)  $    (15)
   Foreign currency contracts(1).....         3          3          2
                                       ---------  ---------  ---------
      Total cash flow hedges.........       (18)       (19)       (13)
                                       ---------  ---------  ---------
NON-QUALIFYING HEDGES
Interest rate contracts(2)...........      (998)        26      1,100
Foreign currency contracts(2)........        (4)        (8)       (12)
Equity market contracts(2)...........    (1,306)    (1,014)       315
Equity market contracts(3)...........        37       (362)        26
Credit contracts(2)..................         9          2         (7)
Embedded derivatives:
   Reinsurance related(2)............       352        (50)       (47)
   GLB reserves(2)...................    (2,153)        --         --
   GLB reserves(2)...................     2,153      1,308     (1,809)
   Indexed annuity and universal
      life contracts(2)..............      (356)      (136)         5
                                       ---------  ---------  ---------
              Total derivative
                instruments..........  $ (2,284)  $   (253)  $   (442)
                                       =========  =========  =========

-------------
(1) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                           2013      2012     2011
                                           ------   ------    -----
Gain (loss) recognized as a
   component of OCI with the offset
   to net investment income.............   $ (18)   $ (18)    $(13)

As of December 31, 2013, $23 million of the deferred net losses on derivative instruments in accumulated OCI were expected to be reclassified to earnings during the next 12 months. This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2013 and 2012, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


Information related to our open credit default swap liabilities for which we are the seller (dollars in millions) was as follows:

                                                            AS OF DECEMBER 31, 2013
-------------------------------------------------------------------------------------------------------------------------------

                                                        CREDIT RATING                                               MAXIMUM
                      REASON FOR        NATURE OF       OF UNDERLYING         NUMBER OF                            POTENTIAL
   MATURITY            ENTERING         RECOURSE        OBLIGATION(1)        INSTRUMENTS       FAIR VALUE(2)        PAYOUT
---------------       ----------       ----------       -------------       ------------       -------------      ----------
12/20/2016(3)             (4)              (5)              BBB-                  3               $  (1)            $  68
03/20/2017(3)             (4)              (5)              BBB-                  3                  (1)               58
                                                                            ------------       -------------      ----------
                                                                                  6               $  (2)            $ 126
                                                                            ============       =============      ==========

                                                           AS OF DECEMBER 31, 2012
-------------------------------------------------------------------------------------------------------------------------------

                                                          CREDIT RATING                                                MAXIMUM
                      REASON FOR         NATURE OF        OF UNDERLYING         NUMBER OF                             POTENTIAL
   MATURITY            ENTERING          RECOURSE         OBLIGATION(1)        INSTRUMENTS        FAIR VALUE(2)        PAYOUT
--------------        ----------         ---------        -------------        -----------        -------------       ---------
12/20/2016(3)             (4)               (5)               BBB-                  3                $  (4)             $  68
03/20/2017(3)             (4)               (5)               BBB-                  4                   (7)                81
                                                                               -----------        -------------       ---------
                                                                                    7                $ (11)             $ 149
                                                                               ===========        =============       =========

-------------
(1) Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2) Broker quotes are used to determine the market value of our credit default swaps.
(3) These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 4.
(4) Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5) Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.


Details underlying the associated collateral of our open credit default swaps for which we are the seller, if credit risk related contingent features were triggered (in millions), were as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----       ------
Maximum potential payout.......................   $ 126       $  149
Less:
   Counterparty thresholds.....................      --           --
                                                  -----       ------
      Maximum collateral potentially
        required to post.......................   $ 126       $  149
                                                  =====       ======

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding. If these netting agreements were not in place, we would have been required to post $2 million as of December 31, 2013, after considering the fair values of the associated investments counterparties' credit ratings as compared to ours and specified thresholds that once exceeded result in the payment of cash.

CREDIT RISK

We are exposed to credit loss in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR. The NPR is based upon assumptions for each counterparty's credit spread over the estimated weighted average life of the counterparty exposure less collateral held. As of December 31, 2013, the NPR adjustment was $2 million. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring all derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement. We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts. In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. As of December 31, 2013, our exposure was $50 million.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

                   AS OF DECEMBER 31, 2013     AS OF DECEMBER 31, 2012
                  ------------------------    ------------------------
                  COLLATERAL    COLLATERAL    COLLATERAL    COLLATERAL
                   POSTED BY     POSTED BY     POSTED BY     POSTED BY
       S&P         COUNTER-         LNL        COUNTER-         LNL
     CREDIT          PARTY       (HELD BY        PARTY       (HELD BY
    RATING OF      (HELD BY      COUNTER-      (HELD BY      COUNTER-
  COUNTERPARTY       LNL)         PARTY)         LNL)         PARTY)
 -------------    ----------    ----------    ----------    ----------
       AA            $  --        $   --        $    41        $  --
       AA-              34           (10)            58           --
       A+               19            --            551           --
        A              228          (183)           762          (68)
       A-              207          (123)         1,113           --
      BBB+              79            --             --           --
       BBB              --            --              4           --
                  ----------    ----------    ----------    ----------
                     $ 567        $ (316)       $ 2,529        $(68)
                  ==========    ==========    ==========    ==========


BALANCE SHEET OFFSETTING

Information related to our derivative instruments, securities lending transactions and repurchase agreements and the effects of offsetting on our Consolidated Balance Sheets (in millions) were as follows:

                                                                                             AS OF DECEMBER 31, 2013
                                                                             -------------------------------------------------------
                                                                                                            SECURITIES
                                                                                             EMBEDDED       LENDING AND
                                                                             DERIVATIVE     DERIVATIVE      REPURCHASE
                                                                             INSTRUMENTS    INSTRUMENTS     AGREEMENTS       TOTAL
                                                                             -----------    -----------    ------------    ---------
FINANCIAL ASSETS
Gross amount of recognized assets.........................................    $  1,170        $ 1,403        $     --      $  2,573
Gross amounts offset......................................................        (553)            --              --          (553)
Net amount of assets......................................................         617          1,403              --         2,020
Gross amounts not offset:
   Cash collateral received...............................................        (251)            --              --          (251)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $    366        $ 1,403        $     --      $  1,769
                                                                             ===========    ===========    ============    =========
FINANCIAL LIABILITIES
Gross amount of recognized liabilities....................................    $    580        $ 2,292        $  2,601      $  5,473
Gross amounts offset......................................................        (192)            --              --          (192)
Net amount of liabilities.................................................         388          2,292           2,601         5,281
Gross amounts not offset:
   Cash collateral received...............................................          --             --          (2,601)       (2,601)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $    388        $ 2,292        $     --      $  2,680
                                                                             ===========    ===========    ============    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)



                                                                                             AS OF DECEMBER 31, 2012
                                                                             -------------------------------------------------------
                                                                                                            SECURITIES
                                                                                             EMBEDDED       LENDING AND
                                                                             DERIVATIVE     DERIVATIVE      REPURCHASE
                                                                             INSTRUMENTS    INSTRUMENTS     AGREEMENTS       TOTAL
                                                                             -----------    -----------    ------------    ---------
FINANCIAL ASSETS
Gross amount of recognized assets.........................................    $  3,156        $    --        $     --      $  3,156
Gross amounts offset......................................................        (893)            --              --          (893)
Net amount of assets......................................................       2,263             --              --         2,263
Gross amounts not offset:
   Cash collateral received...............................................      (2,461)            --              --        (2,461)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $   (198)       $    --        $     --      $   (198)
                                                                             ===========    ===========    ============    =========
FINANCIAL LIABILITIES
Gross amount of recognized liabilities....................................    $     11        $ 1,825        $  1,614      $  3,450
Gross amounts offset......................................................          --             --              --            --
Net amount of liabilities.................................................          11          1,825           1,614         3,450
Gross amounts not offset:
   Cash collateral received...............................................          --             --          (1,614)       (1,614)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $     11        $ 1,825        $     --      $  1,836
                                                                             ===========    ===========    ============    =========


--------------------------------------------------------------------------------
7. FEDERAL INCOME TAXES


The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012       2011
                                       -----      -------    ------
Current............................    $ 211      $ (320)    $ (84)
Deferred...........................      220         664       354
                                       -----      -------    ------
   Federal income tax expense
      (benefit)....................    $ 431      $  344     $ 270
                                       =====      =======    ======

A reconciliation of the effective tax rate differences (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                        ---------------------------------
                                         2013        2012        2011
                                        ---------   ---------   ---------
Tax rate times pre-tax income........   $   616     $   527     $   186
Effect of:
   Separate account dividend
      received deduction.............      (145)       (128)       (135)
   Tax credits.......................       (35)        (34)        (46)
   Goodwill..........................        --          (2)        260
   Change in uncertain tax
      positions......................         7         (88)          7
   Other items.......................       (12)         69          (2)
                                        ---------   ---------   ---------
      Federal income tax
         expense (benefit)...........   $   431     $   344     $   270
                                        =========   =========   =========
Effective tax rate...................        24%         23%         51%
                                        =========   =========   =========

The effective tax rate is the ratio of tax expense over pre-tax income (loss). The benefit for tax credits is attributable to foreign tax credits and low income housing tax credits.



The federal income tax asset (liability) (in millions) was as follows:

                                                AS OF DECEMBER 31,
                                               ----------------------
                                                 2013         2012
                                               ---------   ----------
Current.....................................   $     (8)   $     173
Deferred....................................     (2,278)      (3,391)
                                               ---------   ----------
      Total federal income tax asset
        (liability).........................   $ (2,286)   $  (3,218)
                                               =========   ==========

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                AS OF DECEMBER 31,
                                               ---------------------
                                                 2013         2012
                                               --------    ---------
DEFERRED TAX ASSETS
Future contract benefits and other
   contract holder funds....................   $    963    $     900
Deferred gain on business sold
   through reinsurance......................         21           27
Reinsurance related embedded
   derivative asset.........................         17          141
Investments.................................        274          448
Compensation and benefit plans..............        177          141
Net operating loss..........................          4            4
Net capital loss............................         --           32
Tax credits.................................        184          205
VIE.........................................          4           36
Other.......................................         32           44
                                               --------    ---------
   Total deferred tax assets................      1,676        1,978
                                               ========    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


7. FEDERAL INCOME TAXES (CONTINUED)


                                                AS OF DECEMBER 31,
                                               ----------------------
                                                 2013         2012
                                               ---------   ----------
DEFERRED TAX LIABILITIES
DAC.........................................   $  1,954    $   1,393
VOBA........................................        409          239
Net unrealized gain on AFS securities.......      1,273        3,283
Net unrealized gain on trading securities...         86          150
Intangibles.................................        151          172
Other.......................................         81          132
                                               ---------   ----------
   Total deferred tax liabilities...........      3,954        5,369
                                               ---------   ----------
      Net deferred tax asset (liability)....   $ (2,278)   $  (3,391)
                                               =========   ==========

As of December 31, 2013, we had $11 million of net operating loss carryforwards that begin to expire in 2031. In addition, we had $102 million of alternative minimum tax credits that are not subject to expiration and $82 million of general business credits that begin to expire in 2030.

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets and, accordingly, no valuation allowance has been recorded.

As of December 31, 2013 and 2012, $64 million and $59 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                        FOR THE
                                                      YEARS ENDED
                                                     DECEMBER 31,
                                                  ------------------
                                                  2013        2012
                                                  -----      -------
Balance as of beginning-of-year.................  $ 67       $  275
   Decreases for prior year tax positions.......    --         (145)
   Increases for current year tax positions.....     8            3
   Decreases for settlements with taxing
      authorities...............................    --           (2)
   Decreases for lapse of statute of
      limitations...............................    --          (64)
                                                  -----      -------
        Balance as of end-of-year...............  $ 75       $   67
                                                  =====      =======



We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2013, 2012 and 2011, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $2 million, $(78) million and $8 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $13 million and $11 million as of December 31, 2013 and 2012, respectively.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities. We are currently under examination by the Internal Revenue Service ("IRS") for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. We have protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals. The IRS also completed its examination of tax years 2005 and 2006, and 2006 of the former Jefferson-Pilot Corporation ("JP") and its subsidiaries during 2010. We believe a portion of the 2005 through 2008 assessments is inconsistent with current laws and is using the established IRS Appeals process to attempt to settle the remaining issues. The IRS also concluded its examination of non-consolidated returns for JP Life Insurance Company and JP Financial Insurance Company for the tax years ended April 1, 2007, and July 1, 2007, respectively, with agreement on all adjustments on January 18, 2013. We do not expect any adjustments that might result from those audits would be material to its consolidated results of operations or its financial condition.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


-----------------------------------------------------------------------------
8. DAC, VOBA, DSI AND DFEL


Changes in DAC (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $ 6,030   $ 5,887   $ 6,029
   Business acquired (sold)
      through reinsurance............      (67)     (126)      184
   Deferrals.........................    1,559     1,294     1,368
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...     (795)     (760)     (666)
      Unlocking......................       42       (71)     (130)
   Adjustment related to realized
      (gains) losses.................      (49)      (49)      (39)
   Adjustment related to
      unrealized (gains) losses......      970      (145)     (859)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 7,690   $ 6,030   $ 5,887
                                       ========  ========  ========

Changes in VOBA (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $   702   $ 1,055   $ 1,378
   Business acquired (sold)
      through reinsurance............        3       (20)       12
   Deferrals.........................       13        12        20
   Amortization:
      Amortization, excluding
        unlocking....................     (179)     (225)     (279)
      Unlocking......................      (52)      (23)      174
   Accretion of interest(1)..........       68        73        78
   Adjustment related to realized
      (gains) losses.................       (1)        9        (6)
   Adjustment related to
      unrealized (gains) losses......      615      (179)     (322)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 1,169   $   702   $ 1,055
                                       ========  ========  ========

-------------
(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2013, was as follows:

2014.........................................  $85
2015.........................................   78
2016.........................................   72
2017.........................................   68
2018.........................................   68



Changes in DSI (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                       2013        2012       2011
                                       ------     ------     ------
Balance as of beginning-of-year......  $ 296      $ 309      $ 324
   Deferrals.........................     10         39         39
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...    (41)       (43)       (36)
      Unlocking......................      8         14         (2)
   Adjustment related to realized
      (gains) losses.................     (3)        (5)        (3)
   Adjustment related to
      unrealized (gains) losses......     40        (18)       (13)
                                       ------     ------     ------
        Balance as of end-of-year....  $ 310      $ 296      $ 309
                                       ======     ======     ======

Changes in DFEL (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $ 1,342   $ 1,360   $ 1,472
   Business acquired (sold)
      through reinsurance............       (7)      (44)       18
   Deferrals.........................      319       348       544
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...     (210)     (206)     (160)
      Unlocking......................      (14)      (69)       31
   Adjustment related to realized
      (gains) losses.................       (8)       (5)       (8)
   Adjustment related to
      unrealized (gains) losses......      477       (42)     (537)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 1,899   $ 1,342   $ 1,360
                                       ========  ========  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
9. REINSURANCE


The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        2013       2012       2011
                                      ---------  ---------  ---------
Direct insurance premiums
   and fee income...................  $  7,707   $  7,099   $  6,735
Reinsurance assumed.................        19         18         21
Reinsurance ceded...................    (1,505)    (1,287)    (1,511)
                                      ---------  ---------  ---------
   Total insurance premiums
      and fee income................  $  6,221   $  5,830   $  5,245
                                      =========  =========  =========
Direct insurance benefits...........  $  5,346   $  4,717   $  4,828
Reinsurance recoveries netted
   against benefits.................    (1,733)    (1,778)    (2,624)
                                      ---------  ---------  ---------
   Total benefits...................  $  3,613   $  2,939   $  2,204
                                      =========  =========  =========

We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management. As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

We reinsure 27% to 33% of the mortality risk on newly issued non-term life insurance contracts and 20% to 25% of total mortality risk including term insurance contracts under our reinsurance program. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2013, the reserves associated with these reinsurance arrangements totaled $742 million.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. The amounts recoverable from reinsurers were $5.8 billion and $8.3 billion as of December 31, 2013 and 2012, respectively. We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers. Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions. As such, Swiss Re reinsured certain of our liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure. As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.2 billion and $3.4 billion as of December 31, 2013 and 2012, respectively. Swiss Re has funded a trust, with a balance of $2.2 billion as of December 31, 2013, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. Our liabilities for funds withheld and embedded derivatives as of December 31, 2013, included $1.5 billion and $92 million, respectively, related to the business reinsured by Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets. The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale. During 2013, 2012 and 2011, we amortized $48 million, $48 million and $49 million, after-tax, respectively, of deferred gain on business sold through reinsurance.


--------------------------------------------------------------------------------
10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2013
                                                                         -----------------------------------------------------------
                                                                          ACQUISITION     CUMULATIVE
                                                                            BALANCE       IMPAIRMENT
                                                                             AS OF           AS OF                          BALANCE
                                                                          BEGINNING-      BEGINNING-                      AS OF END-
                                                                            OF-YEAR         OF-YEAR        IMPAIRMENT       OF-YEAR
                                                                         ------------    ------------     -----------     ----------
Annuities.............................................................     $ 1,040         $   (600)          $--           $   440
Retirement Plan Services..............................................          20               --            --                20
Life Insurance........................................................       2,186             (647)           --             1,539
Group Protection......................................................         274               --            --               274
Other Operations -- Media.............................................         176             (176)           --                --
                                                                         ------------    ------------     -----------     ----------
      Total goodwill..................................................     $ 3,696         $ (1,423)          $--           $ 2,273
                                                                         ============    ============     ===========     ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS (CONTINUED)


                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                         -----------------------------------------------------------
                                                                          ACQUISITION     CUMULATIVE
                                                                            BALANCE       IMPAIRMENT
                                                                             AS OF           AS OF                          BALANCE
                                                                          BEGINNING-      BEGINNING-                      AS OF END-
                                                                            OF-YEAR         OF-YEAR        IMPAIRMENT       OF-YEAR
                                                                         ------------    -----------      -----------     ----------
Annuities............................................................      $ 1,040         $   (600)          $--           $   440
Retirement Plan Services.............................................           20               --            --                20
Life Insurance.......................................................        2,186             (647)           --             1,539
Group Protection.....................................................          274               --            --               274
Other Operations -- Media............................................          176             (176)           --                --
                                                                         ------------    -----------      -----------     ----------
      Total goodwill.................................................      $ 3,696         $ (1,423)          $--           $ 2,273
                                                                         ============    ===========      ===========     ==========



We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC's share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2013, our Annuities and Retirement Plan Services reporting units passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Group Protection reporting units. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2012, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Media reporting units. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time. Based upon our Step 2 analysis for Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill. Based upon our Step 2 analysis for Media, we recorded a goodwill impairment that was primarily a result of the deterioration in operating environment and outlook for the business.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS (CONTINUED)


The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                    GROSS                      GROSS
                                                                                  CARRYING    ACCUMULATED    CARRYING    ACCUMULATED
                                                                                   AMOUNT    AMORTIZATION     AMOUNT    AMORTIZATION
                                                                                  --------   -------------  ---------  -------------

Life Insurance:
   Sales force.................................................................     $ 100        $ 31         $ 100         $ 27

Retirement Plan Services:
   Mutual fund contract rights(1)..............................................         5          --             5           --

Other Operations:
   FCC licenses(1).............................................................       131          --           129           --
   Other.......................................................................         4           3             4            3
                                                                                  --------   -------------  ---------  -------------
      Total....................................................................     $ 240        $ 34         $ 238         $ 30
                                                                                  ========   =============  =========  =============

-------------
(1)  No amortization recorded as the intangible asset has indefinite life.



Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2013, was as follows:

2014.................................................   $ 4
2015.................................................     4
2016.................................................     4
2017.................................................     4
2018.................................................     4
Thereafter...........................................    50


--------------------------------------------------------------------------------
11. GUARANTEED BENEFIT FEATURES


Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------   ---------
RETURN OF NET DEPOSITS
Total account value.........................   $  79,391   $  63,478
Net amount at risk(1).......................         141         392
Average attained age of contract
   holders..................................    61 YEARS    60 years
MINIMUM RETURN
Total account value.........................   $     151   $     149
Net amount at risk(1).......................          27          37
Average attained age of contract
   holders..................................    73 YEARS    73 years
Guaranteed minimum return...................          5%          5%
ANNIVERSARY CONTRACT VALUE
Total account value.........................   $  25,958   $  23,019
Net amount at risk(1).......................         570       1,133
Average attained age of contract
   holders..................................    68 YEARS    67 years

------------
(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2013, to December 31, 2012, was attributable primarily to the increase in the equity markets during 2013.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              ----------------------
                                              2013    2012     2011
                                              ------  ------  ------
Balance as of beginning-of-year.............  $ 104   $  84   $  44
   Changes in reserves......................    (10)     64      93
   Benefits paid............................    (21)    (44)    (53)
                                              ------  ------  ------
      Balance as of end-of-year.............  $  73   $ 104   $  84
                                              ======  ======  ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


11. GUARANTEED BENEFIT FEATURES (CONTINUED)



VARIABLE ANNUITY CONTRACTS
Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                               AS OF DECEMBER 31,
                                             -------------------------
                                                2013          2012
                                             ------------  -----------
ASSET TYPE
Domestic equity............................  $  45,590     $  37,899
International equity.......................     17,707        14,850
Bonds......................................     23,648        21,174
Money market...............................     10,518         7,747
                                             ------------  -----------
   Total...................................  $  97,463     $  81,670
                                             ============  ===========
Percent of total variable annuity
   separate account values.................         99%           98%



SECONDARY GUARANTEE PRODUCTS
Future contract benefits also includes reserves for our secondary guarantee products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 30% of total life insurance in-force reserves as of December 31, 2013, and 35% of total sales for the year ended December 31, 2013.



--------------------------------------------------------------------------------
12. SHORT-TERM AND LONG-TERM DEBT


Details underlying short-term and long-term debt (in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                  2013        2012
                                                -------     --------
Short-Term Debt
   Short-term notes payable to LNC..........    $    51     $     28
   Current maturities of long-term debt.....         --            4
                                                -------     --------
      Total short-term debt.................    $    51     $     32
                                                =======     ========
Long-Term Debt, Excluding
   Current Portion
   1.40% note, due 2016.....................    $     4     $     --
   LIBOR + 3 bps loan, due 2017.............        250          250
   Surplus notes due LNC:
      LIBOR + 142 bps surplus note,
        due 2023............................        240           --
      9.76% surplus note, due 2024..........         50           50
      6.56% surplus note, due 2028..........        500          500
      LIBOR + 111 bps surplus note,
        due 2028............................         71           --
      LIBOR + 226 bps surplus note,
        due 2028............................        360           --
      6.03% surplus note, due 2028..........        750          750
      LIBOR + 100 bps surplus note,
        due 2037............................        375          375
                                                -------     --------
        Total surplus notes.................      2,346        1,675
                                                -------     --------
           Total long-term debt.............    $ 2,600     $  1,925
                                                =======     ========

Future principal payments due on long-term debt (in millions) as of December 31, 2013, were as follows:

2014...............................................  $    --
2015...............................................       --
2016...............................................        4
2017...............................................      250
2018...............................................       --
Thereafter.........................................    2,346
                                                     -------
   Total...........................................  $ 2,600
                                                     =======


On September 10, 2013, we issued a note of $4 million to LNC. This note calls for us to pay the principal amount of the note on or before September 10, 2016, and interest to be paid semiannually at an annual rate of 1.40%.

We have a $250 million floating-rate loan outstanding under our borrowing capacity with the FHLBI due June 20, 2017.

On June 28, 2013, we issued a surplus note of $240 million to LNC. The note calls for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of LIBOR + 142 bps. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

We issued a surplus note of $50 million to LNC in 1994. The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC. The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps. Subject to approval by the Indiana Insurance Commissioner, we have the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


12. SHORT-TERM AND LONG-TERM DEBT (CONTINUED)


right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million. The outstanding principal amount as of December 31, 2013, was $360 million. The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008. The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.



--------------------------------------------------------------------------------
13. CONTINGENCIES AND COMMITMENTS


CONTINGENCIES

REGULATORY AND LITIGATION MATTERS
Regulatory bodies, such as state insurance departments, the U.S. Securities and Exchange Commission ("SEC"), Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its subsidiaries are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2013, LNC, LNL's parent company, disclosed in its Annual Report on Form 10-K filed with the SEC that it estimates the aggregate range of reasonably possible losses on a consolidated basis, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $220 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. CONTINGENCIES AND COMMITMENTS (CONTINUED)


support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

On June 13, 2009, a single named plaintiff filed a putative national class action in the Circuit Court of Allen County, Indiana, captioned Peter S. Bezich
v. LNL, No. 02C01-0906-PL73, asserting he was charged a cost-of-insurance fee that exceeded the applicable mortality charge, and that this fee breached the terms of the insurance contract. We dispute the allegations and are vigorously defending this matter. Plaintiffs have filed a motion for class certification. We expect a hearing on class certification in the first half of 2014.

On July 23, 2012, LNL was added as a noteholder defendant to a putative class action adversary proceeding ("adversary proceeding") captioned Lehman Brothers Special Financing, Inc. v. Bank of America, N.A. et al., Adv. Pro. No. 10-03547
(JMP) and instituted under In re Lehman Brothers Holdings Inc. in the United States Bankruptcy Court in the Southern District of New York. Plaintiff Lehman Brothers Special Financing Inc. seeks to (i) overturn the application of certain priority of payment provisions in 47 collateralized debt obligation transactions on the basis such provisions are unenforceable under the Bankruptcy Code; and (ii) recover funds paid out to noteholders in accordance with the note agreements. The adversary proceeding is stayed through May 20, 2014, and LNL's response is currently due in the middle of 2014.

During 2013, we entered into a Global Resolution Agreement with multiple states' treasury and controller offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. Under the terms of the Global Resolution Agreement, a third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Death Master File ("SSDMF") to identify deceased insureds and contract holders where a valid claim has not been made. In addition, we entered into a Regulatory Settlement Agreement with the insurance regulators of seven states to settle regulatory inquiries and examinations with respect to our processes for identifying and paying claims and benefits in the future. The Regulatory Settlement Agreement becomes effective when a minimum of 20 states have agreed to participate in the resolution. As part of the settlement, we have agreed to reimburse the participating states for a portion of the costs of such examinations. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSDMF to identify unclaimed death benefits, and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in:
(1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

A reinsurer has sought rate increases on certain yearly renewable term treaties. We dispute that this reinsurer has the right to increase the rates on these policies and have initiated arbitration proceedings to resolve this matter. We do not believe the outcome will have a material adverse effect on LNL's financial condition.

COMMITMENTS

LEASES
We lease our home office properties. In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019. We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement. These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period. In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.

Total rental expense on operating leases for the years ended December 31, 2013, 2012 and 2011, was $37 million, $37 million and $36 million, respectively. Future minimum rental commitments (in millions) as of December 31, 2013, were as follows:

2014................................................   $ 35
2015................................................     30
2016................................................     26
2017................................................     20
2018................................................     12
Thereafter..........................................     19
                                                       ----
   Total............................................   $142
                                                       ====

VULNERABILITY FROM CONCENTRATIONS
As of December 31, 2013, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. CONTINGENCIES AND COMMITMENTS (CONTINUED)


Although we do not have any significant concentration of customers, our American Legacy Variable Annuity ("ALVA") product offered in our Annuities segment is significant to this segment. The ALVA product accounted for 17%, 19% and 22% of Annuities' variable annuity product deposits in 2013, 2012 and 2011, respectively, and represented approximately 47%, 50% and 54% of the segment's total variable annuity product account values as of December 31, 2013, 2012 and 2011, respectively. In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance Series(SM) ("AFIS") funds. For the Annuities segment, AFIS funds accounted for 19%, 21% and 27% of variable annuity product deposits in 2013, 2012 and 2011, respectively, and represented 54%, 58% and 62% of the segment's total variable annuity product account values as of December 31, 2013, 2012 and 2011, respectively.


OTHER CONTINGENCY MATTERS
State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(7) million and $32 million as of December 31, 2013 and 2012, respectively.



--------------------------------------------------------------------------------
14. SHARES AND STOCKHOLDER'S EQUITY


All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                    --------------------------------
                                                                                                      2013        2012       2011
                                                                                                    ---------   ---------   --------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year..................................................................   $  3,876    $  2,805    $ 1,119
   Unrealized holding gains (losses) arising during the year.....................................     (5,569)      2,631      3,292
   Change in foreign currency exchange rate adjustment...........................................         20          14         (5)
   Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds............      1,835      (1,233)      (798)
   Income tax benefit (expense)..................................................................      1,300        (459)      (890)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)...............        (63)       (181)      (124)
      Associated amortization of DAC, VOBA, DSI and DFEL.........................................        (28)         (1)       (10)
      Income tax benefit (expense)...............................................................         32          64         47
                                                                                                    ---------   ---------   --------
           Balance as of end-of-year.............................................................   $  1,521    $  3,876    $ 2,805
                                                                                                    =========   =========   ========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year..................................................................   $   (105)   $   (103)   $  (126)
(Increases) attributable to:
   Gross OTTI recognized in OCI during the year..................................................        (11)       (118)       (54)
   Change in DAC, VOBA, DSI and DFEL.............................................................          1          15         12
   Income tax benefit (expense)..................................................................          4          35         15
Decreases attributable to:
   Sales, maturities or other settlements of AFS securities......................................         58         118         99
   Change in DAC, VOBA, DSI and DFEL.............................................................         (8)        (17)       (21)
   Income tax benefit (expense)..................................................................        (17)        (35)       (28)
                                                                                                    ---------   ---------   --------
           Balance as of end-of-year.............................................................   $    (78)   $   (105)   $  (103)
                                                                                                    =========   =========   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


14. SHARES AND STOCKHOLDER'S EQUITY (CONTINUED)


                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                    --------------------------------
                                                                                                       2013       2012        2011
                                                                                                    ----------  ---------  ---------
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year..................................................................   $     101   $    132    $   (14)
   Unrealized holding gains (losses) arising during the year.....................................        (150)       (63)       204
   Change in foreign currency exchange rate adjustment...........................................         (19)       (12)         7
   Change in DAC, VOBA, DSI and DFEL.............................................................           5         14          1
   Income tax benefit (expense)..................................................................          57         20        (74)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)...............         (18)       (18)       (13)
      Associated amortization of DAC, VOBA, DSI and DFEL.........................................           1          3          1
      Income tax benefit (expense)...............................................................           6          5          4
                                                                                                    ----------  ---------  ---------
           Balance as of end-of-year.............................................................   $       5   $    101    $   132
                                                                                                    ==========  =========  =========
FUNDED STATUS OF EMPLOYEE BENEFIT PLANS
Balance as of beginning-of-year..................................................................   $     (12)  $    (14)   $   (14)
   Adjustment arising during the year............................................................          (9)         3          1
   Income tax benefit (expense)..................................................................           3         (1)        (1)
                                                                                                    ----------  ---------  ---------
           Balance as of end-of-year.............................................................   $     (18)  $    (12)   $   (14)
                                                                                                    ==========  =========  =========

The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2013, and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Gross reclassification........................................  $ (63)  Total realized gain (loss)
Associated amortization of DAC, VOBA, DSI and DFEL............    (28)  Total realized gain (loss)
   Reclassification before income tax benefit (expense).......    (91)  Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................     32   Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $ (59)  Net income (loss)
                                                                ======
UNREALIZED OTTI ON AFS SECURITIES
Gross reclassification........................................  $  58   Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL.............................     (8)  Total realized gain (loss)
   Reclassification before income tax benefit (expense).......     50   Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................    (17)  Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $  33   Net income (loss)
                                                                ======
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Gross reclassifications:
   Interest rate contracts....................................  $ (21)  Net investment income
   Foreign currency contracts.................................      3   Net investment income
      Total gross reclassifications...........................    (18)
Associated amortization of DAC, VOBA, DSI and DFEL............      1   Commissions and other expenses
   Reclassifications before income tax benefit (expense)......    (17)  Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................      6   Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $ (11)  Net income (loss)
                                                                ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
15. REALIZED GAIN (LOSS)



Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ------------------------------
                                       2013       2012        2011
                                      -------    --------    -------
Total realized gain (loss)
   related to certain
   investments(1)..................   $  (84)    $  (164)    $ (106)
Realized gain (loss) on the
   mark-to-market on certain
   instruments(2)..................      308         138        (65)
Indexed annuity and universal
   life net derivatives results:(3)
   Gross gain (loss)...............      (39)         16          2
   Associated amortization of
      DAC, VOBA, DSI
      and DFEL.....................        9          (5)        (2)
Variable annuity net
   derivatives results:(4)
   Gross gain (loss)...............     (104)        (77)       (51)
   Associated amortization of
      DAC, VOBA, DSI
      and DFEL.....................      (33)        (31)       (28)
                                      -------    --------    -------
      Total realized gain (loss)...   $   57     $  (123)    $ (250)
                                      =======    ========    =======

-------------
(1)  See "Realized Gain (Loss) Related to Certain Investments" section in Note
     5.


(2) Represents changes in the fair values of certain derivative investments (not including those associated with our variable annuity net derivatives results), reinsurance related embedded derivatives and trading securities.
(3) Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and universal life products along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.
(4) Includes the net difference in the change in embedded derivative reserves of our GLB riders and the change in the fair value of the derivative instruments we own to hedge the change in embedded derivative reserves on our GLB riders and the benefit ratio unlocking on our GDB riders, including the cost of purchasing the hedging instruments.


--------------------------------------------------------------------------------
16. COMMISSIONS AND OTHER EXPENSES



Details underlying commissions and other expenses (in millions) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                    ------------------------------
                                      2013       2012       2011
                                    --------   --------   --------
Commissions.....................    $ 1,980    $ 1,972    $ 2,534
General and administrative
   expenses.....................      1,569      1,553      1,392
Expenses associated with
   reserve financing and
   unrelated letters of credit
   ("LOCs").....................         40         40         24
DAC and VOBA deferrals
   and interest, net of
   amortization.................       (656)      (300)      (565)
Broker-dealer expenses..........        288        243        236
Specifically identifiable
   intangible asset
   amortization.................          4          4          4
Media expenses..................         62         66         69
Taxes, licenses and fees........        239        244        244
Restructuring charges...........         --         16         --
                                    --------   --------   --------
      Total.....................    $ 3,526    $ 3,838    $ 3,938
                                    ========   ========   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS


LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees and agents are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees and agents. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the date the plan was frozen. Interest credits continue until the participant's benefit is paid.

LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


OBLIGATIONS, FUNDED STATUS AND ASSUMPTIONS

Information (in millions) with respect to our benefit plans' assets and obligations was as follows:

                                                                                AS OF OR FOR THE YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------------------------------------
                                                                         2013             2012             2013            2012
                                                                     -------------   --------------   -------------   --------------
                                                                                                                   OTHER
                                                                            PENSION BENEFITS              POSTRETIREMENT BENEFITS
                                                                     ------------------------------   ------------------------------
CHANGE IN PLAN ASSETS
Fair value as of beginning-of-year................................       $ 145           $  137           $   5            $   5
Actual return on plan assets......................................          (9)              17               1               --
Company and participant contributions.............................          --               --               3                4
Benefits paid.....................................................          (9)              (9)             (3)              (4)
                                                                     -------------   --------------   -------------   --------------
   Fair value as of end-of-year...................................         127              145               6                5
                                                                     =============   ==============   =============   ==============
CHANGE IN BENEFIT OBLIGATION
Balance as of beginning-of-year...................................         126              121              17               21
Interest cost.....................................................           5                5               1                1
Company and participant contributions.............................          --               --               1                1
Amendments........................................................          --               --              (1)              --
Actuarial (gains) losses..........................................          (7)               9              (1)              (2)
Benefits paid.....................................................          (9)              (9)             (2)              (4)
                                                                     -------------   --------------   -------------   --------------
   Balance as of end-of-year......................................         115              126              15               17
                                                                     -------------   --------------   -------------   --------------
      Funded status of the plans..................................       $  12           $   19           $  (9)           $ (12)
                                                                     =============   ==============   =============   ==============
AMOUNTS RECOGNIZED ON THE CONSOLIDATED BALANCE SHEETS
Other assets......................................................       $  14           $   21           $  --            $  --
Other liabilities.................................................          (2)              (2)             (9)             (12)
                                                                     -------------   --------------   -------------   --------------
   Net amount recognized..........................................       $  12           $   19           $  (9)           $ (12)
                                                                     =============   ==============   =============   ==============
AMOUNTS RECOGNIZED IN AOCI, NET OF TAX
Net (gain) loss...................................................       $  20           $   13           $  (1)           $  (1)
Prior service credit..............................................          --               --              (1)              --
                                                                     -------------   --------------   -------------   --------------
   Net amount recognized..........................................       $  20           $   13           $  (2)           $  (1)
                                                                     =============   ==============   =============   ==============
RATE OF INCREASE IN COMPENSATION
Retiree Life Insurance Plan.......................................         N/A              N/A            4.00%            4.00%
All other plans...................................................         N/A              N/A             N/A              N/A

WEIGHTED-AVERAGE ASSUMPTIONS
Benefit obligations:
   Weighted-average discount rate.................................        4.50%            3.93%           4.50%            4.03%
   Expected return on plan assets.................................        6.50%            6.50%           6.50%            6.50%
Net periodic benefit cost:
   Weighted-average discount rate.................................        3.93%            4.25%           4.03%            4.25%
   Expected return on plan assets.................................        6.50%            6.50%           6.50%            6.50%

Consistent with our benefit plans' year end, we use December 31 as the measurement date.

The discount rate was determined based on a corporate yield curve as of December 31, 2013, and projected benefit obligation cash flows for the pension plans. We reevaluate this assumption each plan year. For 2014, our discount rate for the pension plans will be 4.50%.

The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans' target plan allocation. We reevaluate this assumption each plan year. For 2014, our expected return on plan assets is 6.50% for the plans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


The calculation of the accumulated other postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) as follows:

                                             AS OF OR FOR THE
                                         YEARS ENDED DECEMBER 31,
                                       ------------------------------
                                       2013        2012       2011
                                       --------   --------   --------
Pre-65 health care cost
   trend rate....................       7.50%      8.00%       8.50%
Post-65 health care cost
   trend rate....................       7.50%      8.00%       8.50%
Ultimate trend rate..............       4.50%      4.50%       4.50%
Year that the rate reaches
   the ultimate trend rate.......       2020       2020        2021

We expect the health care cost trend rate for 2014 to be 7.50% for both the pre-65 and the post-65 population. A one-percentage point increase in assumed health care cost trend rates would have increased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million. A one-percentage point decrease in assumed health care cost trend rates would have decreased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets (in millions) was as follows:

                                                AS OF DECEMBER 31,
                                                ------------------
                                                 2013         2012
                                                -----        -----
Accumulated benefit obligation.............      $  2         $  2
Projected benefit obligation...............         2            2
Fair value of plan assets..................        --           --



COMPONENTS OF NET PERIODIC BENEFIT COST

The components of net periodic benefit cost for our pension plans' and other postretirement plans' expense (recovery) (in millions) were as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                     PENSION BENEFITS                  OTHER POSTRETIREMENT BENEFITS
                                                             ----------------------------------      -------------------------------
                                                              2013         2012          2011        2013         2012          2011
                                                             ------       ------        -------      -----        -----        -----
Interest cost...........................................      $  5         $  5         $    6       $  1         $   1        $   1
Expected return on plan assets..........................        (9)          (9)           (10)        --            --           --
Recognized net actuarial loss (gain)....................         1            1              2         --            --           --
Recognized actuarial gain due to curtailments...........        --           --             --         (1)           --           --
                                                             ------       ------        -------      -----        -----        -----
    Net periodic benefit expense (recovery).............      $ (3)        $ (3)        $   (2)      $ --         $   1        $   1
                                                             ======       ======        =======      =====        =====        =====


We expect our 2014 pension plans' expense to be approximately $3 million.

For 2014, the estimated amount of amortization from AOCI into net periodic benefit expense related to net actuarial loss or gain is expected to be a $3 million loss for our pension plans and a less than $1 million gain for our other postretirement plans.

PLAN ASSETS

Our pension plans' asset target allocations by asset category based on estimated fair values were as follows:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              --------------------
                                               2013          2012
                                              ------         -----
Fixed maturity securities...................    100%           80%
Common stock:
   Domestic equity..........................      0%           14%
   International equity.....................      0%            6%


The investment objectives for the assets related to our pension plans are to:

  - Maintain sufficient liquidity to pay obligations of the plans as they come due;
  - Minimize the effect of a single investment loss and large losses to the plans through prudent risk/reward diversification consistent with sound fiduciary standards;
  - Maintain an appropriate asset allocation policy;
  - Earn a return commensurate with the level of risk assumed through the asset allocation policy; and
  - Control costs of administering and managing the plans' investment operations.

Investments can be made in various asset classes and styles, including, but not limited to: domestic and international equity, fixed-income securities, derivatives and other asset classes the investment managers deem prudent. Our plans follow a strategic asset allocation policy that strives to systemically increase the percentage of assets in liability-matching fixed-income investments as funding levels increase.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


Our pension plans' assets have been combined into a master retirement trust where a variety of qualified managers, including manager of managers, are expected to have returns that exceed the median of similar funds over three-year periods, above an appropriate index over five-year periods and meet real return standards over ten-year periods. Managers are monitored for adherence to approved investment policy guidelines and managers not meeting these criteria are subject to additional due diligence review, corrective action or possible termination.



FAIR VALUE OF PLAN ASSETS

See "Fair Value Measurement" in Note 1 for discussion of how we categorize our pension plans' assets into the three-level fair value hierarchy. See "Financial Instruments Carried at Fair Value" in Note 21 for a summary of our fair value measurements of our pension plans' assets by the three-level fair value hierarchy.

The following summarizes our fair value measurements of benefit plans' assets (in millions) on a recurring basis by asset category:

                                                                                       AS OF DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                     PENSION PLANS                    OTHER POSTRETIREMENT BENEFITS
                                                              --------------------------------      --------------------------------
                                                               2013                      2012        2013                      2012
                                                              ------                    ------      ------                    ------
Fixed maturity securities:
   Corporate bonds......................................      $   86                    $   48       $ --                      $ --
   U.S. government bonds................................          31                        26         --                        --
   Foreign government bonds.............................          --                         2         --                        --
   State and municipal bonds............................           9                        --         --                        --
Common stock............................................          --                        66         --                        --
Cash and invested cash..................................           1                         3         --                        --
Other investments.......................................          --                        --          6                         5
                                                              ------                    ------      ------                    ------
      Total.............................................      $  127                    $  145       $  6                      $  5
                                                              ======                    ======      ======                    ======


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR PENSION PLANS' ASSETS

The fair value measurements of our pension plans' assets are based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the security, and the valuation methodology is consistently applied to measure the security's fair value. The fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices. Both observable and unobservable inputs are used in the valuation methodologies. Observable inputs include benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker quotes, procedures are employed, where possible, that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with brokers and observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, unobservable inputs are used in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

Prices received from third parties are not adjusted; however, the third-party pricing services' valuation methodologies and related inputs are evaluated and additional evaluation is performed to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to the valuation methodologies are based on general standard inputs. The standard inputs used in order of priority are benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all securities on any given day.

Cash and invested cash is carried at cost, which approximates fair value. This category includes highly liquid debt instruments purchased with a maturity of three months or less. Due to the nature of these assets, we believe these assets should be classified as Level 2.

PLAN CASH FLOWS

It is our practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


amended and with guidance issued there under. In accordance with such practice, no contributions were required for the years ended December 31, 2013 or 2012. Based on our calculations, we do not expect to be required to make any contributions to our qualified pension plans in 2014 under applicable pension law.

For our nonqualified pension plans, we fund the benefits as they become due to retirees. The amount expected to be contributed to the nonqualified pension plans during 2014 is less than $1 million.



We expect the following benefit payments (in millions):

                                           DEFINED
                                           BENEFIT         OTHER
                                           PENSION    POST-RETIREMENT
                                            PLANS          PLANS
                                          --------    ---------------
2014..................................       $10            $1
2015..................................        10             1
2016..................................        10             1
2017..................................         9             1
2018..................................         9             1
Following five years thereafter.......        40             5


--------------------------------------------------------------------------------
18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS


DEFINED CONTRIBUTION PLANS

LNC and we sponsor defined contribution plans, which include 401(k) and money purchase plans, for eligible employees and agents. LNC and we make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2013, 2012 and 2011, expenses for these plans were $70 million, $68 million and $65 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and we sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors.

The results for certain investment options within the plans are hedged by total return swaps. Participants' account values change due primarily to investment earnings driven by market fluctuations. Our expenses increase or decrease in direct proportion to the change in market value of the participants' investment options. Participants are able to select our stock as an investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans. For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

                                                   AS OF DECEMBER 31,
                                                   ------------------
                                                    2013        2012
                                                   -----        -----
Total liabilities(1)...........................     $398         $335
Investments held to fund liabilities(2)........      166          146

--------------
(1)  Reported in other liabilities on our Consolidated Balance Sheets.
(2)  Reported in other assets on our Consolidated Balance Sheets.


DEFERRED COMPENSATION PLAN FOR EMPLOYEES
Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. We make matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code applicable to 401(k) plans. The amounts of our contributions are calculated in accordance with the plan document. Expenses (income) (in millions) for this plan were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                             ---------------------
                                             2013    2012    2011
                                             -----   -----   -----
Employer matching contributions............  $  9    $  7     $ 6
Increase (decrease) in measurement
   of liabilities, net of total return
   swap....................................    11      11       1
                                             -----   -----   -----
   Total plan expenses (income)............  $ 20    $ 18     $ 7
                                             =====   =====   =====

DEFERRED COMPENSATION PLANS FOR AGENTS
We sponsor three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. The amounts of our contributions are calculated and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS (CONTINUED)


made in accordance with the plans' documents. Expenses (income) (in millions) for these plans were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                            ----------------------
                                            2013     2012    2011
                                            ----    -----    -----
Company contributions...................     $1      $ 1     $  1
Increase (decrease) in measurement
   of liabilities, net of total return
   swap.................................      4        5       --
                                            ----    -----    -----
   Total plan expenses (income).........     $5      $ 6     $  1
                                            ====    =====    =====

DEFERRED COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS OF LNC
Non-employee directors may defer a portion of their annual cash retainers. They also receive a portion of their retainer in the form of deferred stock units, which we credit quarterly in arrears to their accounts. The prescribed "phantom" investment options are identical to those offered in the employees' deferred compensation plan. For the years ended December 31, 2013, 2012 and 2011, expenses (income) for this plan were less than $1 million, $2 million and less than $(1) million, respectively.

DEFERRED COMPENSATION PLAN FOR FORMER JP AGENTS
Eligible former agents of Jefferson-Pilot Corporation may participate in this deferred compensation plan. Participants may elect to defer commissions and bonuses and specify where this deferred compensation will be invested in selected notional mutual funds. Investments held to fund the liabilities are rebalanced to match the funds that have been elected by the participant. The plan obligation increases with contributions, deferrals and investment gains, and decreases with distributions and investment losses. The plan assets increase with investment gains and decrease with investment losses and withdrawals. For the years ended December 31, 2013, 2012 and 2011, expenses (income) for this plan were $2 million, $3 million and $4 million, respectively.



--------------------------------------------------------------------------------
19. STOCK-BASED INCENTIVE COMPENSATION PLANS


Our employees and agents are included in LNC's various incentive plans that provide for the issuance of stock options, performance shares
(performance-vested shares as opposed to time-vested shares), stock appreciation rights ("SARs"), restricted stock units ("RSUs") and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises.



Total compensation expense (in millions) for all of our stock-based incentive plans was as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                      --------------------------
                                      2013       2012       2011
                                      -----     -----      -----
Stock options......................   $  8       $  8       $  8
Performance shares.................     10          5          2
SARs...............................      5          1         --
RSUs and nonvested stock...........     15         17         12
                                      -----     -----      -----
   Total...........................   $ 38       $ 31       $ 22
                                      =====     =====      =====
Recognized tax benefit.............   $ 13       $ 11       $  8
                                      =====     =====      =====


--------------------------------------------------------------------------------
20. STATUTORY INFORMATION AND RESTRICTIONS



We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.



We are subject to the applicable laws and regulations of our respective states. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to LNC holding company amounts (in millions) below consist of all or a combination of the following entities: LNL, Lincoln Reinsurance Company of South Carolina, Lincoln Reinsurance Company of South Carolina II, Lincoln Life & Annuity Company of New York ("LLANY"), Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont II, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV and Lincoln Reinsurance Company of Vermont V.

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                   2013       2012
                                                  -------   --------
U.S. capital and surplus.....................     $ 7,248   $  6,457

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


20. STATUTORY INFORMATION AND RESTRICTIONS (CONTINUED)



                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     -----------------------------
                                     2013        2012        2011
                                     -----       -----      ------
U.S. net gain (loss) from
   operations, after-tax........     $ 425       $ 649      $  291
U.S. net income (loss)..........       495         600         104
U.S. dividends to LNC
   holding company..............       640         605         800

The decrease in statutory net income (loss) when comparing 2013 to 2012 was due primarily to the effects of reserve financing transactions in 2013.

The increase in statutory net income (loss) when comparing 2012 to 2011 was due primarily to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve developments in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January, 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York. The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP. Specifically, the permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation ("XXX") additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2013 and 2012.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  --------  ---------
Calculation of reserves using the Indiana
   universal life method.....................     $   219   $    249
Calculation of reserves using continuous
   CARVM.....................................          (2)        (2)
Conservative valuation rate on certain
   annuities.................................         (30)       (26)
Lesser of LOC and XXX additional reserve
   as surplus................................       2,635      2,483

During the third quarter of 2013, the New York Department of Financial Services ("NYDFS") announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, effective December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY, notwithstanding that LLANY discontinued the sale of these products in early 2013. We expect to phase in the increase in reserves over five years beginning with 2013. As such, we increased reserves by $90 million as of December 31, 2013. The additional increase in reserves over the next four years is subject to on-going discussions with the NYDFS. However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted Risk-Based Capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the "RBC ratio"), also as defined by the NAIC. The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake. As of December 31, 2013, the Company's RBC ratio was approximately five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation. The current statutory limitation is the greater of 10% of the insurer's contract holders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus. Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits. LNL's subsidiary, LLANY, a New York-domiciled insurance company, has similar restrictions, except that in New York it is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect that we could pay dividends of approximately $681 million in 2014 without prior approval from the respective state commissioner.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
21. FAIR VALUE OF FINANCIAL INSTRUMENTS


The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                              AS OF DECEMBER 31, 2013       AS OF DECEMBER 31, 2012
                                                                            --------------------------    --------------------------
                                                                             CARRYING         FAIR         CARRYING         FAIR
                                                                               VALUE          VALUE          VALUE          VALUE
                                                                            ------------   -----------    -----------    -----------
ASSETS
AFS securities:
   Fixed maturity securities...........................................     $    79,178    $   79,178     $   80,254     $   80,254
   VIEs' fixed maturity securities.....................................             697           697            708            708
   Equity securities...................................................             201           201            157            157
Trading securities.....................................................           2,190         2,190          2,437          2,437
Mortgage loans on real estate..........................................           7,029         7,193          6,792          7,446
Derivative investments(1)..............................................             617           617          2,263          2,263
Other investments......................................................           1,208         1,208          1,089          1,089
Cash and invested cash.................................................             630           630          3,278          3,278
Reinsurance related embedded derivatives...............................             159           159             --             --
Other assets -- GLB reserves embedded derivatives(2)...................           1,244         1,244             --             --
Separate account assets................................................         117,135       117,135         95,373         95,373
LIABILITIES
Future contract benefits -- indexed annuity and universal
   life contracts embedded derivatives.................................          (1,048)       (1,048)          (732)          (732)
Other contract holder funds:
   Remaining guaranteed interest and similar contracts.................            (809)         (809)          (867)          (867)
   Account values of certain investment contracts......................         (29,024)      (30,514)       (28,480)       (32,620)
Short-term debt........................................................             (51)          (51)           (32)           (32)
Long-term debt.........................................................          (2,600)       (2,634)        (1,925)        (1,972)
Reinsurance related embedded derivatives...............................              --            --           (184)          (184)
VIEs' liabilities -- derivative instruments............................             (27)          (27)          (128)          (128)
Other liabilities:
   Credit default swaps................................................              (2)           (2)           (11)           (11)
   Derivative liabilities(1)...........................................            (386)         (386)            --             --
   GLB reserves embedded derivatives(2)................................          (1,244)       (1,244)          (909)          (909)
BENEFIT PLANS' ASSETS(3)...............................................             133           133            150            150

--------------
(1) We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2) GLB reserves embedded derivatives are fully ceded to our counterparties. Refer to Note 6 for additional detail.
(3) Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for additional detail.


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE
The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

OTHER INVESTMENTS
The carrying value of our assets classified as other investments approximates fair value. Other investments include LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs. The inputs used to measure the fair value of our other investments are classified as Level 3 within the fair value hierarchy.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


OTHER CONTRACT HOLDER FUNDS
Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2013 and 2012, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.



SHORT-TERM AND LONG-TERM DEBT
The fair value of long-term debt is based on quoted market prices. For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value. The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 or 2012, and we noted no changes in our valuation methodologies between these periods.



The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

                                                                                          AS OF DECEMBER 31, 2013
                                                                       -------------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                         IN ACTIVE
                                                                        MARKETS FOR    SIGNIFICANT      SIGNIFICANT
                                                                         IDENTICAL     OBSERVABLE      UNOBSERVABLE         TOTAL
                                                                          ASSETS         INPUTS           INPUTS            FAIR
                                                                         (LEVEL 1)      (LEVEL 2)        (LEVEL 3)          VALUE
                                                                       ------------    ------------   --------------     -----------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds.............................................       $     60      $    65,421       $   2,960       $   68,441
      U.S. government bonds.......................................            304               21              --              325
      Foreign government bonds....................................             --              464              78              542
      RMBS........................................................             --            4,143               1            4,144
      CMBS........................................................             --              678              20              698
      CLOs........................................................             --               47             178              225
      State and municipal bonds...................................             --            3,796              28            3,824
      Hybrid and redeemable preferred securities..................             39              874              66              979
   VIEs' fixed maturity securities................................            102              595              --              697
   Equity AFS securities..........................................              3               37             161              201
   Trading securities.............................................             --            2,137              53            2,190
   Derivative investments(1)......................................             --              244           1,118            1,362
Cash and invested cash............................................             --              630              --              630
Reinsurance related embedded derivatives..........................             --              159              --              159
Other assets -- GLB reserves embedded derivatives.................             --               --           1,244            1,244
Separate account assets...........................................          1,766          115,369              --          117,135
                                                                       ------------    ------------   --------------     -----------
        Total assets..............................................       $  2,274      $   194,615       $   5,907       $  202,796
                                                                       ============    ============   ==============     ===========
LIABILITIES
Future contract benefits -- indexed annuity and universal life
   contracts embedded derivatives.................................       $     --      $        --       $  (1,048)      $   (1,048)
VIEs' liabilities -- derivative instruments.......................             --               --             (27)             (27)
Other liabilities:
   Credit default swaps...........................................             --               --              (2)              (2)
   Derivative liabilities(1)......................................             --             (879)           (252)          (1,131)
   GLB reserves embedded derivatives..............................             --               --          (1,244)          (1,244)
                                                                       ------------    ------------   --------------     -----------
        Total liabilities.........................................       $     --      $      (879)      $  (2,573)      $   (3,452)
                                                                       ============    ============   ==============     ===========
BENEFIT PLANS' ASSETS.............................................       $     --      $       133       $      --       $      133
                                                                       ============    ============   ==============     ===========

--------------
(1) Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


                                                                                          AS OF DECEMBER 31, 2012
                                                                       -------------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                         IN ACTIVE
                                                                        MARKETS FOR    SIGNIFICANT      SIGNIFICANT
                                                                         IDENTICAL     OBSERVABLE      UNOBSERVABLE         TOTAL
                                                                          ASSETS         INPUTS           INPUTS            FAIR
                                                                         (LEVEL 1)      (LEVEL 2)        (LEVEL 3)          VALUE
                                                                       ------------    ------------   --------------     -----------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds.............................................       $     65      $    64,654       $   2,065       $   66,784
      U.S. government bonds.......................................            362               30               1              393
      Foreign government bonds....................................             --              594              46              640
      RMBS........................................................             --            5,880               3            5,883
      CMBS........................................................             --              928              27              955
      CLOs........................................................             --               26             154              180
      State and municipal bonds...................................             --            4,211              32            4,243
      Hybrid and redeemable preferred securities..................             30            1,030             116            1,176
   VIEs' fixed maturity securities................................            110              598              --              708
   Equity AFS securities..........................................             44               26              87              157
   Trading securities.............................................              2            2,379              56            2,437
   Derivative investments.........................................             --              347           1,916            2,263
Cash and invested cash............................................             --            3,278              --            3,278
Separate account assets...........................................          1,519           93,854              --           95,373
                                                                       ------------    ------------   --------------     -----------
        Total assets..............................................       $  2,132      $   177,835       $   4,503       $  184,470
                                                                       ============    ============   ==============     ===========
LIABILITIES
Future contract benefits -- indexed annuity and universal
   indexed annuity and universal life contracts...................       $     --      $        --       $    (732)      $     (732)
Reinsurance related embedded derivatives..........................             --             (184)             --             (184)
VIEs' liabilities -- derivative instruments.......................             --               --            (128)            (128)
Other liabilities:
   Credit default swaps...........................................             --               --             (11)             (11)
   GLB reserves embedded derivatives..............................             --               --            (909)            (909)
                                                                       ------------    ------------   --------------     -----------
        Total liabilities.........................................       $     --      $      (184)      $  (1,780)      $   (1,964)
                                                                       ============    ============   ==============     ===========
BENEFIT PLANS' ASSETS.............................................       $     16      $       134       $      --       $      150
                                                                       ============    ============   ==============     ===========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                                                               PURCHASES,
                                                                                     GAINS     ISSUANCES,     TRANSFERS
                                                                         ITEMS     (LOSSES)      SALES,         IN OR
                                                                       INCLUDED       IN       MATURITIES,       OUT
                                                         BEGINNING        IN          OCI     SETTLEMENTS,       OF         ENDING
                                                           FAIR           NET         AND        CALLS,       LEVEL 3,       FAIR
                                                           VALUE        INCOME     OTHER(1)        NET        NET(2)(3)      VALUE
                                                        ----------    ----------   --------   ------------   -----------  ----------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds.................................   $  2,065     $     (17)   $    --      $  1,026      $    (114)   $  2,960
      U.S. government bonds...........................          1            --         --            (1)            --          --
      Foreign government bonds........................         46            --         (1)           33             --          78
      RMBS............................................          3            --         --            (2)            --           1
      CMBS............................................         27            --          6            (5)            (8)         20
      CLOs............................................        154            (1)         4            50            (29)        178
      State and municipal bonds.......................         32            --         (4)           --             --          28
      Hybrid and redeemable preferred securities......        116            --         13           (33)           (30)         66
   Equity AFS securities..............................         87            (1)         2            73             --         161
   Trading securities.................................         56             2         (7)           (6)             8          53
   Derivative investments.............................      1,916          (681)      (194)         (175)            --         866
Other assets -- GLB reserves embedded derivatives(5)..        909        (2,153)        --            --          2,488       1,244
Future contract benefits -- index annuity and
   universal life contracts embedded derivatives(5)...       (732)         (356)        --            40             --      (1,048)
VIEs' liabilities -- derivative instruments(6)........       (128)          101         --            --             --         (27)
Other liabilities:
   Credit default swaps(7)............................        (11)            9         --            --             --          (2)
   GLB reserves embedded derivatives(5)...............       (909)        2,153         --            --         (2,488)     (1,244)
                                                        ----------    ----------   --------   ------------   -----------  ----------
        Total, net....................................   $  3,632     $    (944)   $  (181)     $  1,000      $    (173)   $  3,334
                                                        ==========    ==========   ========   ============   ===========  ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                            FOR THE YEAR ENDED DECEMBER 31, 2012
                                                        ----------------------------------------------------------------------------
                                                                                                PURCHASES,
                                                                                     GAINS      ISSUANCES,     TRANSFERS
                                                                         ITEMS     (LOSSES)       SALES,         IN OR
                                                                       INCLUDED       IN        MATURITIES,       OUT
                                                          BEGINNING       IN          OCI      SETTLEMENTS,       OF         ENDING
                                                            FAIR          NET         AND         CALLS,       LEVEL 3,       FAIR
                                                            VALUE       INCOME     OTHER(1)         NET         NET(2)        VALUE
                                                        -----------    ---------   --------    ------------   ----------   ---------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds................................    $   2,423     $    (25)    $   35       $   274       $  (642)    $  2,065
      U.S. government bonds..........................            1           --         --            --            --            1
      Foreign government bonds.......................           97           --         --            (5)          (46)          46
      RMBS...........................................          158           (3)         3            (8)         (147)           3
      CMBS...........................................           31          (11)        16           (11)            2           27
      CLOs...........................................          101           (2)         8            61           (14)         154
      State and municipal bonds......................           --           --         --            32            --           32
      Hybrid and redeemable preferred securities.....           99           (1)        23            --            (5)         116
   Equity AFS securities.............................           56           (8)        13            26            --           87
   Trading securities................................           67            3          4            (2)          (16)          56
   Derivative investments............................        2,484         (823)        73           182            --        1,916
 Future contract benefits -- index annuity and
   universal life contracts embedded derivatives(5)..         (399)        (136)        --          (197)           --         (732)
 VIEs' liabilities -- derivative instruments(6)......         (291)         163         --            --            --         (128)
Other liabilities:
   Credit default swaps(7)...........................          (16)           5         --            --            --          (11)
   GLB reserves embedded derivatives(5)..............       (2,217)       1,308         --            --            --         (909)
                                                        -----------    ---------   --------    ------------   ----------   ---------
        Total, net...................................    $   2,594     $    470     $  175       $   352       $  (868)    $  2,723
                                                        ===========    =========   ========    ============   ==========   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                             FOR THE YEAR ENDED DECEMBER 31, 2011
                                                           -------------------------------------------------------------------------
                                                                                                PURCHASES,
                                                                                      GAINS     ISSUANCES,     TRANSFERS
                                                                           ITEMS    (LOSSES)      SALES,         IN OR
                                                                         INCLUDED      IN       MATURITIES,       OUT
                                                            BEGINNING       IN         OCI     SETTLEMENTS,       OF        ENDING
                                                              FAIR          NET        AND        CALLS,       LEVEL 3,      FAIR
                                                              VALUE       INCOME    OTHER(1)        NET         NET(2)       VALUE
                                                           ----------   ----------  --------   ------------   ----------   ---------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds....................................   $  2,353    $       3    $   42       $ (134)       $  159     $  2,423
      U.S. government bonds..............................          2           --        --           (1)           --            1
      Foreign government bonds...........................        113           --         4           (3)          (17)          97
      RMBS...............................................        119           (3)        6           36            --          158
      CMBS...............................................        102          (62)       61          (74)            4           31
      CLOs...............................................        171           19       (17)         (72)           --          101
      Hybrid and redeemable preferred securities.........        114           (1)       (5)          (7)           (2)          99
   Equity AFS securities.................................         91            8       (12)           3           (34)          56
   Trading securities....................................         74            3         1           (7)           (4)          67
   Derivative investments................................      1,494          495       383          112            --        2,484
Future contract benefits -- index annuity
   and universal life contracts embedded derivatives(5)..       (497)           5        --           93            --         (399)
VIEs' liabilities -- derivative instruments(6)...........       (209)         (82)       --           --            --         (291)
Other liabilities:
   Credit default swaps(7)...............................        (16)          (6)       --            6            --          (16)
   GLB reserves embedded derivatives(5)..................       (408)      (1,809)       --           --            --       (2,217)
                                                           ----------   ----------  --------   ------------   ----------   ---------
        Total, net.......................................   $  3,503    $  (1,430)   $  463       $  (48)       $  106     $  2,594
                                                           ==========   ==========  ========   ============   ==========   =========
Benefit plans' assets(8).................................   $      6    $      --    $   --       $   (6)       $   --     $     --
                                                           ==========   ==========  ========   ============   ==========   =========

--------------
(1) The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2) Transfers in or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year. For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(3) Transfers in or out of Level 3 for GLB reserves embedded derivatives represent reclassifications between other assets and other liabilities on our Consolidated Balance Sheets.
(4) Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income
      (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(5) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6) The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(7) Gains (losses) from sales, maturities, settlements and calls are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(8) The expected return on plan assets is reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2013
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $  1,235      $  (51)      $   (44)        $   (45)      $ (69)    $  1,026
     U.S. government bonds...........................         --          --            --              (1)         --           (1)
     Foreign government bonds........................         50          --           (17)             --          --           33
     RMBS............................................         --          --            --              (2)         --           (2)
     CMBS............................................         --          --            --              (3)         (2)          (5)
     CLOs............................................         74          --            --             (24)         --           50
     Hybrid and redeemable preferred securities......         --         (33)           --              --          --          (33)
   Equity AFS securities.............................         78          (5)           --              --          --           73
   Trading securities................................         --          (3)           (1)             (2)         --           (6)
   Derivative investments............................        152         (23)         (304)             --          --         (175)
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (68)         --            --             108          --           40
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $  1,521      $ (115)      $  (366)        $    31       $ (71)    $  1,000
                                                       ==========     =======     ==========     ============    ======    =========

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2012
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $    363      $  (26)      $    (6)        $   (51)      $  (6)    $    274
     Foreign government bonds........................         --          --            (5)             --          --           (5)
     RMBS............................................         --          --            (6)             (2)         --           (8)
     CMBS............................................         --          --            --             (11)         --          (11)
     CLOs............................................         72          --            --             (11)         --           61
     State and municipal bonds.......................         32          --            --              --          --           32
   Equity AFS securities.............................         26          --            --              --          --           26
   Trading securities................................         --          --            --              (2)         --           (2)
   Derivative investments............................        454         (34)         (238)             --          --          182
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (99)         --            --             (98)         --         (197)
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $    848      $  (60)      $  (255)        $  (175)      $  (6)    $    352
                                                       ==========     =======     ==========     ============    ======    =========

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2011
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $    237      $ (216)      $   (15)        $   (51)      $ (89)    $   (134)
     U.S. government bonds...........................         --          --            --              (1)         --           (1)
     Foreign government bonds........................         --          (3)           --              --          --           (3)
     RMBS............................................         51          --            --             (15)         --           36
     CMBS............................................         --         (50)           --             (24)         --          (74)
     CLOs............................................         --         (33)           --             (39)         --          (72)
     Hybrid and redeemable preferred securities......          9         (16)           --              --          --           (7)
   Equity AFS securities.............................         19         (16)           --              --          --            3
   Trading securities................................         --          (2)           --              (5)         --           (7)
   Derivative investments............................        396          (7)         (277)             --          --          112
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (59)         --            --             152          --           93
Other liabilities -- credit default swaps............         --           6            --              --          --            6
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $    653      $ (337)      $  (292)        $    17       $ (89)    $    (48)
                                                       ==========     =======     ==========     ============    ======    =========
Benefit plans' assets................................   $     --      $   (3)      $    (3)        $    --       $  --     $     (6)
                                                       ==========     =======     ==========     ============    ======    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                      ----------------------------------
                                        2013        2012         2011
                                      ----------   --------   ----------
Investments:(1)
   Derivative investments..........   $    (753)   $  (823)   $     472
Other assets -- GLB
   reserves embedded
   derivatives(1)..................      (2,444)        --           --
Future contract
   benefits -- indexed
   annuity and universal life
   contracts embedded
   derivatives(1)..................         (44)       (10)          (1)
VIEs' liabilities -- derivative
   instruments(1)..................         101        163          (82)
Other liabilities:
   Credit default swaps(2).........           9          6           (8)
   GLB reserves embedded
      derivatives(1)...............       2,444      1,472       (1,615)
                                      ----------   --------   ----------
      Total, net...................   $    (687)   $   808    $  (1,234)
                                      ==========   ========   ==========

--------------
(1) Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(2) Included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2013
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $  367      $ (481)    $ (114)
      CMBS...........................        --          (8)        (8)
      CLOs...........................        --         (29)       (29)
      Hybrid and redeemable
         preferred securities........        20         (50)       (30)
   Trading securities................         8          --          8
                                       ----------  ----------   -------
         Total, net..................    $  395      $ (568)    $ (173)
                                       ==========  ==========   =======



                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2012
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $   35      $ (677)    $ (642)
      Foreign government
         bonds.......................        --         (46)       (46)
      RMBS...........................        --        (147)      (147)
      CMBS...........................         5          (3)         2
      CLOs...........................         6         (20)       (14)
      Hybrid and redeemable
         preferred securities........        35         (40)        (5)
   Trading securities................         2         (18)       (16)
                                       ----------  ----------   -------
         Total, net..................    $   83      $ (951)    $ (868)
                                       ==========  ==========   =======

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2011
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $  246      $  (87)    $  159
      Foreign government
         bonds.......................        --         (17)       (17)
      CMBS...........................         4          --          4
      Hybrid and redeemable
         preferred securities........        18         (20)        (2)
   Equity AFS securities.............         1         (35)       (34)
   Trading securities................         1          (5)        (4)
                                       ----------  ----------   -------
         Total, net..................    $  270      $ (164)    $  106
                                       ==========  ==========   =======

Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2013, 2012 and 2011, our corporate bonds and RMBS transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. For the years ended December 31, 2013, 2012 and 2011, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2013:

                                           FAIR                VALUATION                        SIGNIFICANT
                                           VALUE               TECHNIQUE                    UNOBSERVABLE INPUTS
                                        -----------  ---------------------------  --------------------------------------
ASSETS
Investments:
   Fixed maturity AFS and trading
      securities:
         Corporate bonds..............  $   1,064      Discounted cash flow       Liquidity/duration adjustment(1)
         Foreign government bonds.....         78      Discounted cash flow       Liquidity/duration adjustment(1)
         Hybrid and redeemable
            preferred securities......         20      Discounted cash flow       Liquidity/duration adjustment(1)
   Equity AFS and trading securities..         28      Discounted cash flow       Liquidity/duration adjustment(1)
Other Assets -- GLB reserves
   embedded derivatives...............      1,244      Discounted cash flow       Long-term lapse rate(2)
                                                                                  Utilization of guaranteed
                                                                                     withdrawals(3)
                                                                                  Claims utilization factor(4)
                                                                                  Premiums utilization factor(4)
                                                                                  NPR(5)
                                                                                  Mortality rate(6)
                                                                                  Volatility(7)
LIABILITIES
Future contract benefits -- Indexed
   annuity and universal life
   contracts embedded derivatives.....     (1,048)     Discounted cash flow       Lapse rate(2)
                                                                                  Mortality rate(6)
Other Liabilities -- GLB reserves
   embedded derivatives...............     (1,244)     Discounted cash flow       Long-term lapse rate(2)
                                                                                  Utilization of guaranteed
                                                                                     withdrawals(3)
                                                                                  Claims utilization factor(4)
                                                                                  Premiums utilization factor(4)
                                                                                  NPR(5)
                                                                                  Mortality rate(6)
                                                                                  Volatility(7)

                                          ASSUMPTION OR
                                          INPUT RANGES
                                        -----------------
ASSETS
Investments:
   Fixed maturity AFS and trading
      securities:
         Corporate bonds..............  0.8% - 10.6%
         Foreign government bonds.....  2.3% - 3.9%
         Hybrid and redeemable
            preferred securities......  2.4%
   Equity AFS and trading securities..  4.3% - 5.9%
Other Assets -- GLB reserves
   embedded derivatives...............  1% - 27%

                                        90% - 100%
                                        60% - 100%
                                        77% - 132%
                                        0% - 0.53%
                                        (8)
                                        1% - 28%
LIABILITIES
Future contract benefits -- Indexed
   annuity and universal life
   contracts embedded derivatives.....  1% - 15%
                                        (9)
Other Liabilities -- GLB reserves
   embedded derivatives...............  1% - 27%

                                        90% - 100%
                                        60% - 100%
                                        77% - 132%
                                        0% - 0.53%
                                        (8)
                                        1% - 28%

---------------
(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity and universal life contracts represents the lapse rates during the surrender charge period.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4) The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.
(5) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(8) The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(9) Based on the "Annuity 2000 Mortality Table" developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for our mortality input.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the broker quotes received may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

  - INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.


  - INDEXED ANNUITY AND UNIVERSAL LIFE CONTRACTS EMBEDDED DERIVATIVES - An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
  - GLB RESERVES EMBEDDED DERIVATIVES - Assuming our GLB reserves embedded derivatives are in a liability position: an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.



--------------------------------------------------------------------------------
22. SEGMENT INFORMATION


We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, principally term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of employee-paid and employer-paid plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off Institutional Pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

  - Realized gains and losses associated with the following ("excluded realized gain (loss)"):
    - Sales or disposals of securities;
    - Impairments of securities;
    - Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
    - Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
    - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them; and
    - Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


22. SEGMENT INFORMATION (CONTINUED)


  - Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
  - Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
  - Gains (losses) on early extinguishment of debt;
  - Losses from the impairment of intangible assets;
  - Income (loss) from discontinued operations; and
  - Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

  - Excluded realized gain (loss);
  - Revenue adjustments from the initial adoption of new accounting standards;
  - Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
  - Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        2013        2012       2011
                                      ---------  ----------  --------
REVENUES
Operating revenues:
   Annuities......................    $  3,044   $   2,713   $ 2,588
   Retirement Plan Services.......       1,061       1,015       988
   Life Insurance.................       4,781       4,820     4,347
   Group Protection...............       2,260       2,090     1,938
   Other Operations...............         392         411       449
Excluded realized gain (loss),
   pre-tax........................         (81)       (235)     (342)
Amortization of deferred gain
   arising from reserve changes
   on business sold through
   reinsurance, pre-tax...........           3           3         3
                                      ---------  ----------  --------
      Total revenues..............    $ 11,460   $  10,817   $ 9,971
                                      =========  ==========  ========



                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                         2013      2012      2011
                                       --------   --------  -------
NET INCOME (LOSS)
Income (loss) from operations:
   Annuities......................     $   715    $   608   $  549
   Retirement Plan Services.......         135        131      146
   Life Insurance.................         464        538      463
   Group Protection...............          71         72       97
   Other Operations...............          (5)       (39)     (28)
Excluded realized gain (loss),
   after-tax......................         (53)      (152)    (222)
Income (loss) from reserve
   changes (net of related
   amortization) on business
   sold through reinsurance,
   after-tax......................           2          2        2
Impairment of intangibles,
   after-tax......................          --          2     (744)
                                       --------   --------  -------
      Net income (loss)...........     $ 1,329    $ 1,162   $  263
                                       ========   ========  =======

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ----------------------------
                                        2013      2012       2011
                                      -------    -------   -------
NET INVESTMENT INCOME
Annuities.........................    $ 1,022    $ 1,058   $ 1,091
Retirement Plan Services..........        825        797       792
Life Insurance....................      2,317      2,297     2,168
Group Protection..................        165        161       152
Other Operations..................        232        238       287
                                      -------    -------   -------
   Total net investment
      income......................    $ 4,561    $ 4,551   $ 4,490
                                      =======    =======   =======

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                        --------------------------
                                         2013      2012       2011
                                        -----     -------    -----
AMORTIZATION OF DAC AND
   VOBA, NET OF INTEREST
Annuities.........................      $ 374     $   307    $ 335
Retirement Plan Services..........         48          42       33
Life Insurance....................        441         609      416
Group Protection..................         53          48       39
                                        -----     -------    -----
   Total amortization of DAC
      and VOBA, net of
      interest....................      $ 916     $ 1,006    $ 823
                                        =====     =======    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


22. SEGMENT INFORMATION (CONTINUED)



                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                            2013    2012     2011
                                           ------   ------  -------
FEDERAL INCOME TAX
   EXPENSE (BENEFIT)
Annuities...........................       $ 159    $ 117   $   92
Retirement Plan Services............          46       29       56
Life Insurance......................         225      326      202
Group Protection....................          38       38       52
Other Operations....................          (9)     (82)     (13)
Excluded realized gain (loss).......         (29)     (83)    (120)
Reserve changes (net of related
   amortization) on business
   sold through reinsurance.........           1        1        1
Impairment of intangibles...........          --       (2)      --
                                           ------   ------  -------
   Total federal income tax
      expense (benefit).............       $ 431    $ 344   $  270
                                           ======   ======  =======



                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------  ----------
ASSETS
Annuities.................................    $  119,147  $  107,872
Retirement Plan Services..................        32,367      30,654
Life Insurance............................        67,470      62,867
Group Protection..........................         3,865       3,733
Other Operations..........................        14,659      13,254
                                              ----------  ----------
   Total assets...........................    $  237,508  $  218,380
                                              ==========  ==========


--------------------------------------------------------------------------------
23. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA


The following summarizes our supplemental cash flow data (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                            2013     2012     2011
                                           -------  -------  -------
Interest paid............................  $   91   $  134   $   88
Income taxes paid (received).............      (6)     136      159
Significant non-cash investing
   and financing transactions:
   Exchange of surplus note for
      promissory note with affiliate:
      Carrying value of asset............  $  360   $   --   $   --
      Carrying value of liability........    (360)      --       --
                                           -------  -------  -------
        Net asset (liability) from
           exchange......................  $   --   $   --   $   --
                                           =======  =======  =======
   Reinsurance ceded:
      Carrying value of assets...........  $   11   $  367   $   --
      Carrying value of liabilities......      11     (367)      --
                                           -------  -------  -------
        Total reinsurance ceded..........  $   22   $   --   $   --
                                           =======  =======  =======
   Reinsurance recaptured:
      Carrying value of assets...........  $   --   $  (34)  $  243
      Carrying value of liabilities......      --      (84)    (441)
                                           -------  -------  -------
        Total reinsurance recaptured.....  $   --   $ (118)  $ (198)
                                           =======  =======  =======
   Reinsurance novated:
      Carrying value of assets...........  $   --   $   --   $   --
      Carrying value of liabilities......      --      (26)      --
                                           -------  -------  -------
        Total reinsurance novated........  $   --   $  (26)  $   --
                                           =======  =======  =======
   Capital contributions:
      Carrying value of assets (includes
        cash and invested cash)..........  $   --   $   --   $   10
      Carrying value of liabilities......      --       --       --
                                           -------  -------  -------
        Total capital contributions......  $   --   $   --   $   10
                                           =======  =======  =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
24. TRANSACTIONS WITH AFFILIATES


Transactions with affiliates (in millions) recorded on our consolidated financial statements were as follows:

                                                      AS OF DECEMBER 31,
                                                     --------------------
                                                       2013        2012
                                                     ---------   --------
Assets with affiliates:
   Accrued inter-company interest
      receivable(1)................................  $      2    $     --
   Bonds(2)........................................       773         100
   Ceded reinsurance contracts(3)..................       315       2,887
   Ceded reinsurance contracts(4)..................       268           9
   Ceded reinsurance contracts(5)..................        51          --
   Cash management agreement
      investment(5)................................       777         748
   Promissory note due from LNC(2).................       100          --
   Service agreement receivable(5).................         5          15
Liabilities with affiliates:
   Accrued inter-company interest
      payable(6)...................................         4          --
   Assumed reinsurance contracts(7)................       407         438
   Ceded reinsurance contracts(4)..................        --         183
   Ceded reinsurance contracts(8)..................     2,244       4,252
   Ceded reinsurance contracts(6)..................      (202)         --
   Inter-company short-term debt(9)................        51          28
   Inter-company long-term debt(10)................     2,350       1,679

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                         ----------------------------
                                           2013     2012      2011
                                         --------  -------  ---------
Revenues with affiliates:
   Premiums received on assumed
      (paid on ceded) reinsurance
      contracts(11)....................  $  (318)  $ (188)  $   (335)
   Net investment income on
      intercompany notes(12)...........        5       --         --
   Fees for management of general
      account(12)......................     (103)     (92)        --
Realized gains (losses) on
ceded reinsurance contracts:(13)
   GLB reserves embedded
      derivatives......................   (2,153)      --         --
   Reinsurance related settlements.....    2,110       --         --
   Other gains (losses)................      242       --         --
Benefits and expenses with affiliates:
   Reinsurance (recoveries) benefits
      on ceded reinsurance
      contracts(14)....................     (205)    (433)    (1,181)
   Service agreement payments(15)......      100      114         75
   Interest expense on
      inter-company debt(16)...........       92      109        107

--------------
(1)   Reported in accrued investment income on our Consolidated Balance
      Sheets.
(2)   Reported in fixed maturity AFS securities on our Consolidated Balance
      Sheets.
(3)   Reported in reinsurance recoverables on our Consolidated Balance
      Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.


(5)  Reported in other assets on our Consolidated Balance Sheets.
(6)  Reported in other liabilities on our Consolidated Balance Sheets.
(7)  Reported in future contract benefits on our Consolidated Balance Sheets.
(8) Reported in funds withheld reinsurance liabilities on our Consolidated Balance Sheets.
 (9) Reported in short-term debt on our Consolidated Balance Sheets.
(10) Reported in long-term debt on our Consolidated Balance Sheets.
(11) Reported in insurance premiums on our Consolidated Statements of Comprehensive Income (Loss).
(12) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(13) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(14) Reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).
(15) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).
(16) Reported in interest and debt expense on our Consolidated Statements of Comprehensive Income (Loss).

BONDS
LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

CASH MANAGEMENT AGREEMENT
In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing and lending limit is currently 3% of our admitted assets as of our most recent year end.

SERVICE AGREEMENT
In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: headcount, capital, investments by product, weighted policies in force, and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT
On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


24. TRANSACTIONS WITH AFFILIATES (CONTINUED)


with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

Effective January 1, 2012, LNL entered into an Investment Advisory Agreement with Lincoln Investment Management Company ("LIMCO"), also a wholly-owned subsidiary of LNC. LIMCO provides investment advisory services to LNL and enters into sub-advisory agreements with other third-party investment advisers.


CEDED REINSURANCE CONTRACTS
As discussed in Note 9, we cede insurance contracts to and assume insurance contracts from affiliated companies. We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR. As discussed in Note 6, we cede the change in the GLB reserves embedded derivatives and the related hedge results to LNBAR. As discussed in Note 3, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $651 million and $76 million as of December 31, 2013 and 2012, respectively. The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.



--------------------------------------------------------------------------------
25. SUBSEQUENT EVENTS


On March 26, 2014, LNL paid a cash dividend in the amount of $150 million to LNC.

                LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013



                                                                                                                   MORTALITY &
                                                                                                                   EXPENSE
                                                                  CONTRACT                          CONTRACT       GUARANTEE
                                                                  PURCHASES                         REDEMPTIONS    CHARGES
                                                                  DUE FROM                          DUE TO         PAYABLE TO
                                                                  THE LINCOLN                       THE LINCOLN    THE LINCOLN
                                                                  NATIONAL LIFE                     NATIONAL LIFE  NATIONAL LIFE
                                                                  INSURANCE                         INSURANCE      INSURANCE
SUBACCOUNT                                         INVESTMENTS    COMPANY          TOTAL ASSETS     COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B           $     30,262,035  $     24,155   $      30,286,190   $        --     $   1,349
ABVPSF International Value Class B                           128            --                 128            --            --
ABVPSF Large Cap Growth Class B                       10,080,068        74,810          10,154,878            --           444
ABVPSF Small/Mid Cap Value Class B                   204,924,602       203,931         205,128,533            --         9,123
American Funds Asset Allocation Class 1                  597,331            --             597,331            --            18
American Funds Blue Chip Income and
   Growth Class 1                                        971,687            --             971,687            --            34
American Funds Bond Class 1                              785,260        33,600             818,860            --            20
American Funds Global Balanced Class 1                   236,089            --             236,089            --             8
American Funds Global Bond Class 1                     1,089,580         8,400           1,097,980            --            30
American Funds Global Growth Class 1                     180,676            --             180,676            --             6
American Funds Global Growth Class 2                 328,774,501        54,114         328,828,615            --        13,913
American Funds Global Growth and Income
   Class 1                                               169,175            --             169,175            --             7
American Funds Global Small Capitalization
   Class 1                                               171,326            --             171,326            --             5
American Funds Global Small Capitalization
   Class 2                                           468,667,363       125,146         468,792,509            --        16,628
American Funds Growth Class 1                          1,831,146        23,800           1,854,946            --            58
American Funds Growth Class 2                      1,713,372,064            --       1,713,372,064        15,801        76,218
American Funds Growth-Income Class 1                     832,410        25,200             857,610            --            20
American Funds Growth-Income Class 2               2,169,278,728            --       2,169,278,728       101,923        87,020
American Funds High-Income Bond Class 1                  343,557         7,000             350,557            --            10
American Funds International Class 1                     451,230        15,400             466,630            --            14
American Funds International Class 2                 778,279,195       189,552         778,468,747            --        31,553
American Funds International Growth and
   Income Class 1                                        818,086            --             818,086            --            24
American Funds Managed Risk Asset
   Allocation Class P1                                   381,315            --             381,315            --             7
American Funds Managed Risk Blue Chip
   Income and Growth Class P1                             12,177            --              12,177            --            --
American Funds Managed Risk Growth
   Class P1                                               51,204            --              51,204            --             2
American Funds Managed Risk Growth-
   Income Class P1                                         6,275            --               6,275            --            --
American Funds Mortgage Class 1                          314,805            --             314,805            --            12
American Funds New World Class 1                         667,516        14,000             681,516            --            21
American Funds U.S. Government/AAA-
   Rated Securities Class 1                              270,587            --             270,587            --            10
BlackRock Global Allocation V.I. Class I                 937,885            --             937,885            --            19
BlackRock Global Allocation V.I. Class III         1,396,108,083       110,326       1,396,218,409            --        67,042
Delaware VIP Diversified Income Standard
   Class                                                 563,186            --             563,186            --            16
Delaware VIP Diversified Income Service
   Class                                           1,419,852,853       768,695       1,420,621,548            --        62,094
Delaware VIP Emerging Markets Service
   Class                                             366,296,681        24,649         366,321,330            --        16,533
Delaware VIP High Yield Standard Class                 5,123,133            --           5,123,133             8           201
Delaware VIP High Yield Service Class                224,553,004       218,605         224,771,609            --        10,382
Delaware VIP International Value Equity
   Standard Class                                        217,789            --             217,789            --             9
Delaware VIP Limited-Term Diversified Income
   Standard Class                                        902,849            --             902,849            --            37










SUBACCOUNT                                         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B           $     30,284,841
ABVPSF International Value Class B                           128
ABVPSF Large Cap Growth Class B                       10,154,434
ABVPSF Small/Mid Cap Value Class B                   205,119,410
American Funds Asset Allocation Class 1                  597,313
American Funds Blue Chip Income and
   Growth Class 1                                        971,653
American Funds Bond Class 1                              818,840
American Funds Global Balanced Class 1                   236,081
American Funds Global Bond Class 1                     1,097,950
American Funds Global Growth Class 1                     180,670
American Funds Global Growth Class 2                 328,814,702
American Funds Global Growth and Income
   Class 1                                               169,168
American Funds Global Small Capitalization
   Class 1                                               171,321
American Funds Global Small Capitalization
   Class 2                                           468,775,881
American Funds Growth Class 1                          1,854,888
American Funds Growth Class 2                      1,713,280,045
American Funds Growth-Income Class 1                     857,590
American Funds Growth-Income Class 2               2,169,089,785
American Funds High-Income Bond Class 1                  350,547
American Funds International Class 1                     466,616
American Funds International Class 2                 778,437,194
American Funds International Growth and
   Income Class 1                                        818,062
American Funds Managed Risk Asset
   Allocation Class P1                                   381,308
American Funds Managed Risk Blue Chip
   Income and Growth Class P1                             12,177
American Funds Managed Risk Growth
   Class P1                                               51,202
American Funds Managed Risk Growth-
   Income Class P1                                         6,275
American Funds Mortgage Class 1                          314,793
American Funds New World Class 1                         681,495
American Funds U.S. Government/AAA-
   Rated Securities Class 1                              270,577
BlackRock Global Allocation V.I. Class I                 937,866
BlackRock Global Allocation V.I. Class III         1,396,151,367
Delaware VIP Diversified Income Standard
   Class                                                 563,170
Delaware VIP Diversified Income Service
   Class                                           1,420,559,454
Delaware VIP Emerging Markets Service
   Class                                             366,304,797
Delaware VIP High Yield Standard Class                 5,122,924
Delaware VIP High Yield Service Class                224,761,227
Delaware VIP International Value Equity
   Standard Class                                        217,780
Delaware VIP Limited-Term Diversified Income
   Standard Class                                        902,812



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

DECEMBER 31, 2013



                                                                                                                     MORTALITY &
                                                                                                                     EXPENSE
                                                                     CONTRACT                         CONTRACT       GUARANTEE
                                                                     PURCHASES                        REDEMPTIONS    CHARGES
                                                                     DUE FROM                         DUE TO         PAYABLE TO
                                                                     THE LINCOLN                      THE LINCOLN    THE LINCOLN
                                                                     NATIONAL LIFE                    NATIONAL LIFE  NATIONAL LIFE
                                                                     INSURANCE                        INSURANCE      INSURANCE
SUBACCOUNT                                            INVESTMENTS    COMPANY          TOTAL ASSETS    COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Limited-Term Diversified Income
   Service Class                                   $  1,295,151,527  $  1,256,984   $  1,296,408,511   $        --     $  47,540
Delaware VIP REIT Standard Class                          4,259,077            --          4,259,077             3           170
Delaware VIP REIT Service Class                         140,319,025        34,453        140,353,478            --         6,492
Delaware VIP Small Cap Value Standard Class               8,057,972            --          8,057,972           297           313
Delaware VIP Small Cap Value Service Class              373,192,453            --        373,192,453       252,244        17,066
Delaware VIP Smid Cap Growth Standard Class               9,430,731            --          9,430,731         1,186           366
Delaware VIP Smid Cap Growth Service Class              169,834,038        97,936        169,931,974            --         7,753
Delaware VIP U.S. Growth Service Class                  335,701,503            --        335,701,503       281,322        10,408
Delaware VIP Value Standard Class                         7,405,899            --          7,405,899             4           293
Delaware VIP Value Service Class                        250,209,448            --        250,209,448        77,080        11,657
DWS Alternative Asset Allocation VIP Class A                637,465            --            637,465            --            21
DWS Alternative Asset Allocation VIP Class B             52,983,463        16,963         53,000,426            --         2,496
DWS Equity 500 Index VIP Class A                          8,249,869            --          8,249,869            --           370
DWS Small Cap Index VIP Class A                           5,317,654            --          5,317,654           599           230
Fidelity VIP Contrafund Service Class 2               1,147,992,319            --      1,147,992,319        97,765        51,600
Fidelity VIP Growth Initial Class                         5,449,937            --          5,449,937             7           210
Fidelity VIP Growth Service Class 2                     160,639,028        31,676        160,670,704            --         7,503
Fidelity VIP Mid Cap Service Class 2                    567,774,633        44,046        567,818,679            --        25,308
FTVIPT Franklin Income Securities Class 2               637,503,925            --        637,503,925       450,456        27,612
FTVIPT Franklin Small-Mid Cap Growth
   Securities Class 2                                           153            --                153            --            --
FTVIPT Mutual Shares Securities Class 2                 821,419,318            --        821,419,318        82,964        27,581
FTVIPT Templeton Global Bond Securities
   Class 2                                              521,656,250            --        521,656,250        62,099        22,841
FTVIPT Templeton Growth Securities Class 2               49,576,116            --         49,576,116        12,812         2,273
Goldman Sachs VIT Large Cap Value Service
   Class                                                177,719,238            --        177,719,238        74,173         4,614
Huntington VA Balanced                                    3,020,184            --          3,020,184            --           127
Huntington VA Dividend Capture                            1,331,256            --          1,331,256            --            50
Invesco V.I. American Franchise Series I                  2,811,958            --          2,811,958             5           109
Invesco V.I. American Franchise Series II                 1,348,830         1,566          1,350,396            --            60
Invesco V.I. Core Equity Series I                         9,094,499            --          9,094,499           210           367
Invesco V.I. Core Equity Series II                        2,491,305         1,541          2,492,846            --           108
Invesco V.I. International Growth Series I                2,842,272            --          2,842,272            --           114
Invesco V.I. International Growth Series II               2,295,074            --          2,295,074             5           100
Janus Aspen Balanced Service Class                       18,534,046            --         18,534,046            77           826
Janus Aspen Enterprise Service Class                      5,757,323        64,852          5,822,175            --           255
Janus Aspen Global Research Service Class                 1,133,095        12,124          1,145,219            --            49
LVIP American Balanced Allocation Standard
   Class                                                  8,409,652            --          8,409,652            --           159
LVIP American Global Growth Service Class II             74,732,936            --         74,732,936        51,300         3,474
LVIP American Global Small Capitalization
   Service Class II                                      65,953,657         1,602         65,955,259            --         3,041
LVIP American Growth Allocation Standard
   Class                                                    651,811            --            651,811            --            16
LVIP American Growth Service Class II                   268,457,791            --        268,457,791        31,796        12,611
LVIP American Growth-Income Service Class II            220,627,612            --        220,627,612       120,429        10,326
LVIP American Income Allocation Standard
   Class                                                      1,344            --              1,344            --            --
LVIP American International Service Class II            136,727,075            --        136,727,075        23,251         6,440
LVIP American Preservation Standard Class                   214,550            --            214,550            --             8
LVIP Baron Growth Opportunities Service Class           184,504,530        56,472        184,561,002            --         8,510










SUBACCOUNT                                             NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Limited-Term Diversified Income
   Service Class                                   $  1,296,360,971
Delaware VIP REIT Standard Class                          4,258,904
Delaware VIP REIT Service Class                         140,346,986
Delaware VIP Small Cap Value Standard Class               8,057,362
Delaware VIP Small Cap Value Service Class              372,923,143
Delaware VIP Smid Cap Growth Standard Class               9,429,179
Delaware VIP Smid Cap Growth Service Class              169,924,221
Delaware VIP U.S. Growth Service Class                  335,409,773
Delaware VIP Value Standard Class                         7,405,602
Delaware VIP Value Service Class                        250,120,711
DWS Alternative Asset Allocation VIP Class A                637,444
DWS Alternative Asset Allocation VIP Class B             52,997,930
DWS Equity 500 Index VIP Class A                          8,249,499
DWS Small Cap Index VIP Class A                           5,316,825
Fidelity VIP Contrafund Service Class 2               1,147,842,954
Fidelity VIP Growth Initial Class                         5,449,720
Fidelity VIP Growth Service Class 2                     160,663,201
Fidelity VIP Mid Cap Service Class 2                    567,793,371
FTVIPT Franklin Income Securities Class 2               637,025,857
FTVIPT Franklin Small-Mid Cap Growth
   Securities Class 2                                           153
FTVIPT Mutual Shares Securities Class 2                 821,308,773
FTVIPT Templeton Global Bond Securities
   Class 2                                              521,571,310
FTVIPT Templeton Growth Securities Class 2               49,561,031
Goldman Sachs VIT Large Cap Value Service
   Class                                                177,640,451
Huntington VA Balanced                                    3,020,057
Huntington VA Dividend Capture                            1,331,206
Invesco V.I. American Franchise Series I                  2,811,844
Invesco V.I. American Franchise Series II                 1,350,336
Invesco V.I. Core Equity Series I                         9,093,922
Invesco V.I. Core Equity Series II                        2,492,738
Invesco V.I. International Growth Series I                2,842,158
Invesco V.I. International Growth Series II               2,294,969
Janus Aspen Balanced Service Class                       18,533,143
Janus Aspen Enterprise Service Class                      5,821,920
Janus Aspen Global Research Service Class                 1,145,170
LVIP American Balanced Allocation Standard
   Class                                                  8,409,493
LVIP American Global Growth Service Class II             74,678,162
LVIP American Global Small Capitalization
   Service Class II                                      65,952,218
LVIP American Growth Allocation Standard
   Class                                                    651,795
LVIP American Growth Service Class II                   268,413,384
LVIP American Growth-Income Service Class II            220,496,857
LVIP American Income Allocation Standard
   Class                                                      1,344
LVIP American International Service Class II            136,697,384
LVIP American Preservation Standard Class                   214,542
LVIP Baron Growth Opportunities Service Class           184,552,492



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

DECEMBER 31, 2013



                                                                                                               MORTALITY &
                                                                                                               EXPENSE
                                                               CONTRACT                         CONTRACT       GUARANTEE
                                                               PURCHASES                        REDEMPTIONS    CHARGES
                                                               DUE FROM                         DUE TO         PAYABLE TO
                                                               THE LINCOLN                      THE LINCOLN    THE LINCOLN
                                                               NATIONAL LIFE                    NATIONAL LIFE  NATIONAL LIFE
                                                               INSURANCE                        INSURANCE      INSURANCE
SUBACCOUNT                                      INVESTMENTS    COMPANY          TOTAL ASSETS    COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
LVIP BlackRock Emerging Markets RPM
   Standard Class                            $         63,379  $         --   $         63,379   $        --     $       2
LVIP BlackRock Emerging Markets RPM
   Service Class                                   90,560,574       512,428         91,073,002            --         4,209
LVIP BlackRock Equity Dividend RPM
   Standard Class                                     100,978            --            100,978            --             2
LVIP BlackRock Equity Dividend RPM
   Service Class                                  306,461,458     1,089,488        307,550,946            --        14,302
LVIP BlackRock Global Allocation V.I. RPM
   Standard Class                                     279,814            --            279,814            --             9
LVIP BlackRock Global Allocation V.I. RPM
   Service Class                                  308,918,048     2,998,671        311,916,719            --        14,914
LVIP BlackRock Inflation Protected Bond
   Standard Class                                     457,698            --            457,698            --            13
LVIP BlackRock Inflation Protected Bond
   Service Class                                  753,211,040       608,858        753,819,898            --        33,419
LVIP Capital Growth Service Class                 323,262,031            --        323,262,031       211,566         8,925
LVIP Clarion Global Real Estate Service
   Class                                          101,098,340            --        101,098,340        22,377         4,637
LVIP Columbia Small-Mid Cap Growth
   RPM Service Class                              168,019,053       713,406        168,732,459            --         7,812
LVIP Delaware Bond Standard Class                 121,772,609            --        121,772,609        14,227         5,600
LVIP Delaware Bond Service Class                2,446,077,748       212,516      2,446,290,264            --        91,045
LVIP Delaware Diversified Floating Rate
   Standard Class                                     988,570            --            988,570            --            34
LVIP Delaware Diversified Floating Rate
   Service Class                                  669,521,731     1,689,191        671,210,922            --        31,577
LVIP Delaware Foundation Aggressive
   Allocation Standard Class                        7,980,848            --          7,980,848           159           373
LVIP Delaware Foundation Aggressive
   Allocation Service Class                        21,788,173            --         21,788,173        64,648         1,042
LVIP Delaware Growth and Income Service
   Class                                           45,488,902            --         45,488,902         5,313         2,052
LVIP Delaware Social Awareness Standard
   Class                                            9,795,190            63          9,795,253            --           431
LVIP Delaware Social Awareness Service
   Class                                           61,229,622            --         61,229,622         8,513         2,671
LVIP Delaware Special Opportunities Service
   Class                                           50,842,175            --         50,842,175        46,427         2,253
LVIP Dimensional Non-U.S. Equity RPM
   Standard Class                                   1,718,148            --          1,718,148            --            31
LVIP Dimensional Non-U.S. Equity RPM
   Service Class                                   96,130,908       688,451         96,819,359            --         4,480
LVIP Dimensional U.S. Equity RPM
   Standard Class                                   2,289,546            --          2,289,546            --            41
LVIP Dimensional U.S. Equity RPM Service
   Class                                          165,218,620       823,884        166,042,504            --         7,702
LVIP Dimensional/Vanguard Total Bond
   Standard Class                                   2,289,478            --          2,289,478            --            50
LVIP Dimensional/Vanguard Total Bond
   Service Class                                  217,041,371       323,363        217,364,734            --        10,109
LVIP Global Income Service Class                  507,023,444       160,141        507,183,585            --        22,672
LVIP JPMorgan High Yield Service Class            141,107,243       302,547        141,409,790            --         6,121










SUBACCOUNT                                       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP BlackRock Emerging Markets RPM
   Standard Class                            $         63,377
LVIP BlackRock Emerging Markets RPM
   Service Class                                   91,068,793
LVIP BlackRock Equity Dividend RPM
   Standard Class                                     100,976
LVIP BlackRock Equity Dividend RPM
   Service Class                                  307,536,644
LVIP BlackRock Global Allocation V.I. RPM
   Standard Class                                     279,805
LVIP BlackRock Global Allocation V.I. RPM
   Service Class                                  311,901,805
LVIP BlackRock Inflation Protected Bond
   Standard Class                                     457,685
LVIP BlackRock Inflation Protected Bond
   Service Class                                  753,786,479
LVIP Capital Growth Service Class                 323,041,540
LVIP Clarion Global Real Estate Service
   Class                                          101,071,326
LVIP Columbia Small-Mid Cap Growth
   RPM Service Class                              168,724,647
LVIP Delaware Bond Standard Class                 121,752,782
LVIP Delaware Bond Service Class                2,446,199,219
LVIP Delaware Diversified Floating Rate
   Standard Class                                     988,536
LVIP Delaware Diversified Floating Rate
   Service Class                                  671,179,345
LVIP Delaware Foundation Aggressive
   Allocation Standard Class                        7,980,316
LVIP Delaware Foundation Aggressive
   Allocation Service Class                        21,722,483
LVIP Delaware Growth and Income Service
   Class                                           45,481,537
LVIP Delaware Social Awareness Standard
   Class                                            9,794,822
LVIP Delaware Social Awareness Service
   Class                                           61,218,438
LVIP Delaware Special Opportunities Service
   Class                                           50,793,495
LVIP Dimensional Non-U.S. Equity RPM
   Standard Class                                   1,718,117
LVIP Dimensional Non-U.S. Equity RPM
   Service Class                                   96,814,879
LVIP Dimensional U.S. Equity RPM
   Standard Class                                   2,289,505
LVIP Dimensional U.S. Equity RPM Service
   Class                                          166,034,802
LVIP Dimensional/Vanguard Total Bond
   Standard Class                                   2,289,428
LVIP Dimensional/Vanguard Total Bond
   Service Class                                  217,354,625
LVIP Global Income Service Class                  507,160,913
LVIP JPMorgan High Yield Service Class            141,403,669



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

DECEMBER 31, 2013



                                                                                                                    MORTALITY &
                                                                                                                    EXPENSE
                                                                    CONTRACT                         CONTRACT       GUARANTEE
                                                                    PURCHASES                        REDEMPTIONS    CHARGES
                                                                    DUE FROM                         DUE TO         PAYABLE TO
                                                                    THE LINCOLN                      THE LINCOLN    THE LINCOLN
                                                                    NATIONAL LIFE                    NATIONAL LIFE  NATIONAL LIFE
                                                                    INSURANCE                        INSURANCE      INSURANCE
SUBACCOUNT                                           INVESTMENTS    COMPANY          TOTAL ASSETS    COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
LVIP JPMorgan Mid Cap Value RPM Service
   Class                                          $    188,130,775  $    981,366   $    189,112,141   $        --     $   8,704
LVIP Managed Risk Profile 2010 Service Class             6,459,161            --          6,459,161            --           295
LVIP Managed Risk Profile 2020 Service Class            16,830,549        78,229         16,908,778            --           756
LVIP Managed Risk Profile 2030 Service Class             9,624,484       104,769          9,729,253            --           448
LVIP Managed Risk Profile 2040 Service Class             6,094,288            --          6,094,288            73           282
LVIP Managed Risk American Balanced
   Allocation Standard Class                               656,944            --            656,944            --            16
LVIP Managed Risk American Growth
   Allocation Standard Class                               466,895            --            466,895            --            14
LVIP Managed Risk Profile Conservative
   Service Class                                     1,094,678,055     1,087,960      1,095,766,015            --        51,901
LVIP Managed Risk Profile Growth Standard
   Class                                                 3,659,238            --          3,659,238            --            72
LVIP Managed Risk Profile Growth Service
   Class                                             6,138,947,283     5,071,260      6,144,018,543            --       263,827
LVIP Managed Risk Profile Moderate Standard
   Class                                                    50,307            --             50,307            --             2
LVIP Managed Risk Profile Moderate Service
   Class                                             5,188,459,790     3,848,548      5,192,308,338            --       224,753
LVIP MFS International Growth Service Class            154,103,340        29,706        154,133,046            --         5,460
LVIP MFS International Growth RPM Service
   Class                                                34,440,867       379,539         34,820,406            --         1,619
LVIP MFS Value Service Class                           850,194,626            --        850,194,626        76,095        27,521
LVIP Mid-Cap Value Service Class                        71,913,132        23,483         71,936,615            --         3,274
LVIP Mondrian International Value Standard
   Class                                                17,944,566            --         17,944,566        33,452           833
LVIP Mondrian International Value Service
   Class                                               323,308,203         7,821        323,316,024            --        12,010
LVIP Money Market Standard Class                        40,533,044            --         40,533,044       389,496         1,787
LVIP Money Market Service Class                        280,188,684            --        280,188,684       776,514        12,363
LVIP SSgA Bond Index Standard Class                        164,429            --            164,429            --             5
LVIP SSgA Bond Index Service Class                     990,779,707     1,305,295        992,085,002            --        46,168
LVIP SSgA Conservative Index Allocation
   Service Class                                        57,593,986            --         57,593,986       403,451         2,679
LVIP SSgA Conservative Structured Allocation
   Service Class                                       189,851,737            --        189,851,737        13,701         9,070
LVIP SSgA Developed International 150
   Standard Class                                           24,965            --             24,965            --             1
LVIP SSgA Developed International 150 Service
   Class                                               149,623,162            --        149,623,162       584,651         6,974
LVIP SSgA Emerging Markets 100 Standard
   Class                                                   279,688            --            279,688            --             6
LVIP SSgA Emerging Markets 100 Service Class           178,269,702            --        178,269,702       397,372         8,320
LVIP SSgA Global Tactical Allocation RPM
   Standard Class                                          200,136            --            200,136            --             7
LVIP SSgA Global Tactical Allocation RPM
   Service Class                                       731,323,897       823,070        732,146,967            --        34,541
LVIP SSgA International Index Standard Class               170,140            --            170,140            --             4
LVIP SSgA International Index Service Class            301,309,431        52,023        301,361,454            --        13,875
LVIP SSgA Large Cap 100 Standard Class                     791,929            --            791,929            --            32
LVIP SSgA Large Cap 100 Service Class                  317,818,667            --        317,818,667     1,043,792        14,862
LVIP SSgA Large Cap RPM Standard Class                       1,412            --              1,412            --            --
LVIP SSgA Large Cap RPM Service Class                   25,634,086       314,607         25,948,693            --         1,175










SUBACCOUNT                                            NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP JPMorgan Mid Cap Value RPM Service
   Class                                          $    189,103,437
LVIP Managed Risk Profile 2010 Service Class             6,458,866
LVIP Managed Risk Profile 2020 Service Class            16,908,022
LVIP Managed Risk Profile 2030 Service Class             9,728,805
LVIP Managed Risk Profile 2040 Service Class             6,093,933
LVIP Managed Risk American Balanced
   Allocation Standard Class                               656,928
LVIP Managed Risk American Growth
   Allocation Standard Class                               466,881
LVIP Managed Risk Profile Conservative
   Service Class                                     1,095,714,114
LVIP Managed Risk Profile Growth Standard
   Class                                                 3,659,166
LVIP Managed Risk Profile Growth Service
   Class                                             6,143,754,716
LVIP Managed Risk Profile Moderate Standard
   Class                                                    50,305
LVIP Managed Risk Profile Moderate Service
   Class                                             5,192,083,585
LVIP MFS International Growth Service Class            154,127,586
LVIP MFS International Growth RPM Service
   Class                                                34,818,787
LVIP MFS Value Service Class                           850,091,010
LVIP Mid-Cap Value Service Class                        71,933,341
LVIP Mondrian International Value Standard
   Class                                                17,910,281
LVIP Mondrian International Value Service
   Class                                               323,304,014
LVIP Money Market Standard Class                        40,141,761
LVIP Money Market Service Class                        279,399,807
LVIP SSgA Bond Index Standard Class                        164,424
LVIP SSgA Bond Index Service Class                     992,038,834
LVIP SSgA Conservative Index Allocation
   Service Class                                        57,187,856
LVIP SSgA Conservative Structured Allocation
   Service Class                                       189,828,966
LVIP SSgA Developed International 150
   Standard Class                                           24,964
LVIP SSgA Developed International 150 Service
   Class                                               149,031,537
LVIP SSgA Emerging Markets 100 Standard
   Class                                                   279,682
LVIP SSgA Emerging Markets 100 Service Class           177,864,010
LVIP SSgA Global Tactical Allocation RPM
   Standard Class                                          200,129
LVIP SSgA Global Tactical Allocation RPM
   Service Class                                       732,112,426
LVIP SSgA International Index Standard Class               170,136
LVIP SSgA International Index Service Class            301,347,579
LVIP SSgA Large Cap 100 Standard Class                     791,897
LVIP SSgA Large Cap 100 Service Class                  316,760,013
LVIP SSgA Large Cap RPM Standard Class                       1,412
LVIP SSgA Large Cap RPM Service Class                   25,947,518



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

DECEMBER 31, 2013



                                                                                                                    MORTALITY &
                                                                                                                    EXPENSE
                                                                    CONTRACT                         CONTRACT       GUARANTEE
                                                                    PURCHASES                        REDEMPTIONS    CHARGES
                                                                    DUE FROM                         DUE TO         PAYABLE TO
                                                                    THE LINCOLN                      THE LINCOLN    THE LINCOLN
                                                                    NATIONAL LIFE                    NATIONAL LIFE  NATIONAL LIFE
                                                                    INSURANCE                        INSURANCE      INSURANCE
SUBACCOUNT                                           INVESTMENTS    COMPANY          TOTAL ASSETS    COMPANY        COMPANY
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Moderate Index Allocation Service
   Class                                          $    174,581,135  $         --   $    174,581,135   $     3,991     $   8,231
LVIP SSgA Moderate Structured Allocation
   Service Class                                       861,769,681            --        861,769,681        24,084        40,347
LVIP SSgA Moderately Aggressive Index
   Allocation Service Class                            160,537,956       156,161        160,694,117            --         7,407
LVIP SSgA Moderately Aggressive Structured
   Allocation Service Class                            404,492,414       145,007        404,637,421            --        19,138
LVIP SSgA S&P 500 Index Standard Class                  36,207,330            --         36,207,330        11,738         1,482
LVIP SSgA S&P 500 Index Service Class                  840,054,622            --        840,054,622     1,348,251        38,708
LVIP SSgA Small-Cap Index Standard Class                   613,190        12,600            625,790            --            15
LVIP SSgA Small-Cap Index Service Class                297,706,723            --        297,706,723       117,459        13,562
LVIP SSgA Small-Cap RPM Standard Class                      40,067            --             40,067            --             1
LVIP SSgA Small-Cap RPM Service Class                   26,759,224       388,148         27,147,372            --         1,251
LVIP SSgA Small-Mid Cap 200 Standard Class                 792,826            --            792,826            --            27
LVIP SSgA Small-Mid Cap 200 Service Class              111,072,203            --        111,072,203       321,287         5,182
LVIP T. Rowe Price Growth Stock Service Class          188,523,678        81,418        188,605,096            --         8,689
LVIP T. Rowe Price Structured Mid-Cap
   Growth Standard Class                                 2,694,208            --          2,694,208         1,406           128
LVIP T. Rowe Price Structured Mid-Cap
   Growth Service Class                                 87,622,483            --         87,622,483        99,697         3,927
LVIP Templeton Growth RPM Service Class                377,612,987     1,550,619        379,163,606            --        17,259
LVIP UBS Large Cap Growth RPM Standard
   Class                                                 2,446,898            14          2,446,912            --           124
LVIP UBS Large Cap Growth RPM Service
   Class                                               160,064,077       534,999        160,599,076            --         7,608
LVIP Vanguard Domestic Equity ETF Standard
   Class                                                   375,050            --            375,050            --            13
LVIP Vanguard Domestic Equity ETF Service
   Class                                                81,270,075            --         81,270,075        14,345         3,654
LVIP Vanguard International Equity ETF
   Standard Class                                          359,174            --            359,174            --            12
LVIP Vanguard International Equity ETF
   Service Class                                        41,587,108        20,221         41,607,329            --         1,886
LVIP VIP Contrafund RPM Standard Class                     112,803            --            112,803            --             3
LVIP VIP Contrafund RPM Service Class                   95,072,594       567,489         95,640,083            --         4,388
Lord Abbett Fundamental Equity Class VC                 17,241,592            --         17,241,592         3,311           445
MFS VIT Core Equity Service Class                        2,924,999            --          2,924,999       137,196           134
MFS VIT Growth Initial Class                             3,411,724            --          3,411,724           118           131
MFS VIT Growth Service Class                            38,990,553        22,726         39,013,279            --         1,661
MFS VIT Total Return Initial Class                      10,232,986            --         10,232,986           176           402
MFS VIT Utilities Initial Class                         10,793,240           803         10,794,043            --           417
MFS VIT Utilities Service Class                        217,756,939         8,328        217,765,267            --         9,654
Morgan Stanley UIF Capital Growth Class II               1,998,769            --          1,998,769           649            51
NB AMT Mid Cap Intrinsic Value I Class                  40,755,092            --         40,755,092        61,341         1,842
Oppenheimer Global Fund/VA Service Class                 8,795,209            --          8,795,209         2,347           233
PIMCO VIT CommodityRealReturn Strategy
   Advisor Class                                        12,320,958            --         12,320,958        24,269           532
Putnam VT Global Health Care Class IB                    4,055,414           580          4,055,994            --           172
Putnam VT Growth & Income Class IB                       1,743,437         1,555          1,744,992            --            78










SUBACCOUNT                                            NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Moderate Index Allocation Service
   Class                                          $    174,568,913
LVIP SSgA Moderate Structured Allocation
   Service Class                                       861,705,250
LVIP SSgA Moderately Aggressive Index
   Allocation Service Class                            160,686,710
LVIP SSgA Moderately Aggressive Structured
   Allocation Service Class                            404,618,283
LVIP SSgA S&P 500 Index Standard Class                  36,194,110
LVIP SSgA S&P 500 Index Service Class                  838,667,663
LVIP SSgA Small-Cap Index Standard Class                   625,775
LVIP SSgA Small-Cap Index Service Class                297,575,702
LVIP SSgA Small-Cap RPM Standard Class                      40,066
LVIP SSgA Small-Cap RPM Service Class                   27,146,121
LVIP SSgA Small-Mid Cap 200 Standard Class                 792,799
LVIP SSgA Small-Mid Cap 200 Service Class              110,745,734
LVIP T. Rowe Price Growth Stock Service Class          188,596,407
LVIP T. Rowe Price Structured Mid-Cap
   Growth Standard Class                                 2,692,674
LVIP T. Rowe Price Structured Mid-Cap
   Growth Service Class                                 87,518,859
LVIP Templeton Growth RPM Service Class                379,146,347
LVIP UBS Large Cap Growth RPM Standard
   Class                                                 2,446,788
LVIP UBS Large Cap Growth RPM Service
   Class                                               160,591,468
LVIP Vanguard Domestic Equity ETF Standard
   Class                                                   375,037
LVIP Vanguard Domestic Equity ETF Service
   Class                                                81,252,076
LVIP Vanguard International Equity ETF
   Standard Class                                          359,162
LVIP Vanguard International Equity ETF
   Service Class                                        41,605,443
LVIP VIP Contrafund RPM Standard Class                     112,800
LVIP VIP Contrafund RPM Service Class                   95,635,695
Lord Abbett Fundamental Equity Class VC                 17,237,836
MFS VIT Core Equity Service Class                        2,787,669
MFS VIT Growth Initial Class                             3,411,475
MFS VIT Growth Service Class                            39,011,618
MFS VIT Total Return Initial Class                      10,232,408
MFS VIT Utilities Initial Class                         10,793,626
MFS VIT Utilities Service Class                        217,755,613
Morgan Stanley UIF Capital Growth Class II               1,998,069
NB AMT Mid Cap Intrinsic Value I Class                  40,691,909
Oppenheimer Global Fund/VA Service Class                 8,792,629
PIMCO VIT CommodityRealReturn Strategy
   Advisor Class                                        12,296,157
Putnam VT Global Health Care Class IB                    4,055,822
Putnam VT Growth & Income Class IB                       1,744,914



See accompanying notes.

                    [THIS PAGE INTENTIONALLY LEFT BLANK]

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2013




                                                                              DIVIDENDS
                                                                              FROM          MORTALITY AND        NET
                                                                              INVESTMENT    EXPENSE              INVESTMENT
SUBACCOUNT                                                                    INCOME        GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                        $       6,191     $     (434,031)  $     (427,840)
ABVPSF Growth and Income Class B                                                 1,822,455           (944,474)         877,981
ABVPSF International Value Class B                                               4,108,129           (912,480)       3,195,649
ABVPSF Large Cap Growth Class B                                                         --           (151,018)        (151,018)
ABVPSF Small/Mid Cap Value Class B                                                 766,671         (2,842,946)      (2,076,275)
American Century VP Inflation Protection Class II                                2,197,850         (2,857,592)        (659,742)
American Funds Asset Allocation Class 1                                              9,042             (3,693)           5,349
American Funds Blue Chip Income and Growth Class 1                                  18,548            (10,058)           8,490
American Funds Bond Class 1                                                         13,660             (3,087)          10,573
American Funds Global Balanced Class 1                                               3,657             (1,004)           2,653
American Funds Global Bond Class 1                                                      --             (5,731)          (5,731)
American Funds Global Discovery Class 1                                                187                (94)              93
American Funds Global Growth Class 1                                                 2,116               (746)           1,370
American Funds Global Growth Class 2                                             3,753,150         (4,745,908)        (992,758)
American Funds Global Growth and Income Class 1                                      4,607               (513)           4,094
American Funds Global Small Capitalization Class 1                                     242               (483)            (241)
American Funds Global Small Capitalization Class 2                               3,820,410         (5,760,939)      (1,940,529)
American Funds Growth Class 1                                                       14,310             (8,563)           5,747
American Funds Growth Class 2                                                   14,937,686        (26,680,352)     (11,742,666)
American Funds Growth-Income Class 1                                                 9,768             (1,904)           7,864
American Funds Growth-Income Class 2                                            26,753,541        (29,714,051)      (2,960,510)
American Funds High-Income Bond Class 1                                             20,926             (2,611)          18,315
American Funds International Class 1                                                 6,018             (3,537)           2,481
American Funds International Class 2                                             9,848,138        (10,906,914)      (1,058,776)
American Funds International Growth and Income Class 1                              19,133             (3,071)          16,062
American Funds Managed Risk Asset Allocation Class P1                                3,865               (752)           3,113
American Funds Managed Risk Blue Chip Income and Growth Class P1                       177                (21)             156
American Funds Managed Risk Growth Class P1                                            327               (110)             217
American Funds Managed Risk Growth-Income Class P1                                      61                 (2)              59
American Funds Mortgage Class 1                                                      2,275             (2,318)             (43)
American Funds New World Class 1                                                     8,242             (2,512)           5,730
American Funds U.S. Government/AAA-Rated Securities Class 1                          2,802             (3,159)            (357)
BlackRock Global Allocation V.I. Class I                                             7,244             (2,210)           5,034
BlackRock Global Allocation V.I. Class III                                      14,119,161        (23,406,996)      (9,287,835)
Delaware VIP Diversified Income Standard Class                                       1,970             (2,163)            (193)
Delaware VIP Diversified Income Service Class                                   30,292,495        (22,624,852)       7,667,643
Delaware VIP Emerging Markets Service Class                                      5,185,591         (5,856,673)        (671,082)
Delaware VIP High Yield Standard Class                                             742,215           (103,194)         639,021
Delaware VIP High Yield Service Class                                           17,238,948         (3,933,110)      13,305,838
Delaware VIP International Value Equity Standard Class                               3,278             (3,038)             240
Delaware VIP Limited-Term Diversified Income Standard Class                          4,934             (5,193)            (259)
Delaware VIP Limited-Term Diversified Income Service Class                      14,934,877        (15,570,032)        (635,155)
Delaware VIP REIT Standard Class                                                    66,148            (62,835)           3,313
Delaware VIP REIT Service Class                                                  2,046,682         (2,629,427)        (582,745)
Delaware VIP Small Cap Value Standard Class                                         55,667           (106,997)         (51,330)
Delaware VIP Small Cap Value Service Class                                       1,839,902         (5,892,495)      (4,052,593)
Delaware VIP Smid Cap Growth Standard Class                                          2,123           (120,025)        (117,902)
Delaware VIP Smid Cap Growth Service Class                                              --         (2,461,174)      (2,461,174)
Delaware VIP U.S. Growth Service Class                                             378,466         (3,539,302)      (3,160,836)
Delaware VIP Value Standard Class                                                  115,469            (95,053)          20,416
Delaware VIP Value Service Class                                                 3,400,817         (3,774,552)        (373,735)
DWS Alternative Asset Allocation VIP Class A                                         1,735             (3,156)          (1,421)
DWS Alternative Asset Allocation VIP Class B                                       920,470           (883,353)          37,117
DWS Equity 500 Index VIP Class A                                                   345,927           (196,623)         149,304
DWS Equity 500 Index VIP Class B                                                   396,462           (159,657)         236,805
DWS Small Cap Index VIP Class A                                                     83,834            (79,579)           4,255
DWS Small Cap Index VIP Class B                                                    172,171            (71,828)         100,343


                                                                                              DIVIDENDS
                                                                                              FROM           TOTAL
                                                                             NET REALIZED     NET REALIZED   NET REALIZED
                                                                             GAIN (LOSS)      GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                                   ON INVESTMENTS   INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                        $      620,618   $          --   $     620,618
ABVPSF Growth and Income Class B                                                 34,702,592              --      34,702,592
ABVPSF International Value Class B                                               (9,882,657)             --      (9,882,657)
ABVPSF Large Cap Growth Class B                                                     644,988              --         644,988
ABVPSF Small/Mid Cap Value Class B                                               10,607,653      10,474,967      21,082,620
American Century VP Inflation Protection Class II                                17,770,660      15,768,821      33,539,481
American Funds Asset Allocation Class 1                                                 260              --             260
American Funds Blue Chip Income and Growth Class 1                                   17,181              --          17,181
American Funds Bond Class 1                                                            (179)          2,469           2,290
American Funds Global Balanced Class 1                                                2,410           1,707           4,117
American Funds Global Bond Class 1                                                   (3,024)          5,203           2,179
American Funds Global Discovery Class 1                                               4,530           2,034           6,564
American Funds Global Growth Class 1                                                    528              --             528
American Funds Global Growth Class 2                                             15,061,326              --      15,061,326
American Funds Global Growth and Income Class 1                                         129              --             129
American Funds Global Small Capitalization Class 1                                      210              --             210
American Funds Global Small Capitalization Class 2                               14,626,969              --      14,626,969
American Funds Growth Class 1                                                         7,161              --           7,161
American Funds Growth Class 2                                                    90,372,068              --      90,372,068
American Funds Growth-Income Class 1                                                    992              --             992
American Funds Growth-Income Class 2                                             89,524,209              --      89,524,209
American Funds High-Income Bond Class 1                                                (500)             --            (500)
American Funds International Class 1                                                  3,132              --           3,132
American Funds International Class 2                                             14,268,499              --      14,268,499
American Funds International Growth and Income Class 1                                  634          11,750          12,384
American Funds Managed Risk Asset Allocation Class P1                                    86              --              86
American Funds Managed Risk Blue Chip Income and Growth Class P1                          1              --               1
American Funds Managed Risk Growth Class P1                                              10              --              10
American Funds Managed Risk Growth-Income Class P1                                       --              --              --
American Funds Mortgage Class 1                                                        (110)            261             151
American Funds New World Class 1                                                      1,047             409           1,456
American Funds U.S. Government/AAA-Rated Securities Class 1                         (11,471)          9,259          (2,212)
BlackRock Global Allocation V.I. Class I                                              1,008          20,896          21,904
BlackRock Global Allocation V.I. Class III                                       14,629,737      55,965,196      70,594,933
Delaware VIP Diversified Income Standard Class                                       (2,208)          1,144          (1,064)
Delaware VIP Diversified Income Service Class                                      (346,232)     19,631,617      19,285,385
Delaware VIP Emerging Markets Service Class                                       4,341,490              --       4,341,490
Delaware VIP High Yield Standard Class                                              382,760              --         382,760
Delaware VIP High Yield Service Class                                             6,110,240              --       6,110,240
Delaware VIP International Value Equity Standard Class                              (11,046)             --         (11,046)
Delaware VIP Limited-Term Diversified Income Standard Class                            (752)             --            (752)
Delaware VIP Limited-Term Diversified Income Service Class                       (1,654,789)             --      (1,654,789)
Delaware VIP REIT Standard Class                                                     32,081              --          32,081
Delaware VIP REIT Service Class                                                   2,801,314              --       2,801,314
Delaware VIP Small Cap Value Standard Class                                         486,643         352,959         839,602
Delaware VIP Small Cap Value Service Class                                       17,419,108      16,511,945      33,931,053
Delaware VIP Smid Cap Growth Standard Class                                         430,771         471,642         902,413
Delaware VIP Smid Cap Growth Service Class                                        6,883,691       8,370,286      15,253,977
Delaware VIP U.S. Growth Service Class                                           17,246,016      11,272,893      28,518,909
Delaware VIP Value Standard Class                                                   300,939              --         300,939
Delaware VIP Value Service Class                                                 12,555,323              --      12,555,323
DWS Alternative Asset Allocation VIP Class A                                           (788)             --            (788)
DWS Alternative Asset Allocation VIP Class B                                        163,330              --         163,330
DWS Equity 500 Index VIP Class A                                                  4,029,386         410,915       4,440,301
DWS Equity 500 Index VIP Class B                                                  6,838,765         546,109       7,384,874
DWS Small Cap Index VIP Class A                                                     243,009         201,529         444,538
DWS Small Cap Index VIP Class B                                                   2,163,742         484,129       2,647,871


                                                                             NET CHANGE        NET INCREASE
                                                                             IN UNREALIZED     (DECREASE)
                                                                             APPRECIATION OR   IN NET ASSETS
                                                                             DEPRECIATION      RESULTING
SUBACCOUNT                                                                   ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                        $     5,084,857   $     5,277,635
ABVPSF Growth and Income Class B                                                 (11,084,075)       24,496,498
ABVPSF International Value Class B                                                26,198,610        19,511,602
ABVPSF Large Cap Growth Class B                                                    2,305,479         2,799,449
ABVPSF Small/Mid Cap Value Class B                                                32,641,063        51,647,408
American Century VP Inflation Protection Class II                                (42,745,360)       (9,865,621)
American Funds Asset Allocation Class 1                                               44,336            49,945
American Funds Blue Chip Income and Growth Class 1                                   171,868           197,539
American Funds Bond Class 1                                                          (17,951)           (5,088)
American Funds Global Balanced Class 1                                                 6,083            12,853
American Funds Global Bond Class 1                                                    (6,939)          (10,491)
American Funds Global Discovery Class 1                                                 (924)            5,733
American Funds Global Growth Class 1                                                  19,171            21,069
American Funds Global Growth Class 2                                              60,136,168        74,204,736
American Funds Global Growth and Income Class 1                                        6,264            10,487
American Funds Global Small Capitalization Class 1                                    12,493            12,462
American Funds Global Small Capitalization Class 2                                91,343,481       104,029,921
American Funds Growth Class 1                                                        164,673           177,581
American Funds Growth Class 2                                                    326,110,704       404,740,106
American Funds Growth-Income Class 1                                                  64,741            73,597
American Funds Growth-Income Class 2                                             467,879,436       554,443,135
American Funds High-Income Bond Class 1                                               (6,213)           11,602
American Funds International Class 1                                                  44,867            50,480
American Funds International Class 2                                             119,788,911       132,998,634
American Funds International Growth and Income Class 1                                23,283            51,729
American Funds Managed Risk Asset Allocation Class P1                                 24,094            27,293
American Funds Managed Risk Blue Chip Income and Growth Class P1                         872             1,029
American Funds Managed Risk Growth Class P1                                            1,520             1,747
American Funds Managed Risk Growth-Income Class P1                                       147               206
American Funds Mortgage Class 1                                                       (6,315)           (6,207)
American Funds New World Class 1                                                      25,764            32,950
American Funds U.S. Government/AAA-Rated Securities Class 1                           (8,881)          (11,450)
BlackRock Global Allocation V.I. Class I                                              13,074            40,012
BlackRock Global Allocation V.I. Class III                                        93,822,866       155,129,964
Delaware VIP Diversified Income Standard Class                                          (558)           (1,815)
Delaware VIP Diversified Income Service Class                                    (71,365,727)      (44,412,699)
Delaware VIP Emerging Markets Service Class                                       24,441,965        28,112,373
Delaware VIP High Yield Standard Class                                              (429,579)          592,202
Delaware VIP High Yield Service Class                                             (3,181,721)       16,234,357
Delaware VIP International Value Equity Standard Class                                50,190            39,384
Delaware VIP Limited-Term Diversified Income Standard Class                           (2,363)           (3,374)
Delaware VIP Limited-Term Diversified Income Service Class                       (27,575,156)      (29,865,100)
Delaware VIP REIT Standard Class                                                      (2,359)           33,035
Delaware VIP REIT Service Class                                                   (1,691,895)          526,674
Delaware VIP Small Cap Value Standard Class                                        1,284,911         2,073,183
Delaware VIP Small Cap Value Service Class                                        64,867,532        94,745,992
Delaware VIP Smid Cap Growth Standard Class                                        2,022,154         2,806,665
Delaware VIP Smid Cap Growth Service Class                                        35,339,747        48,132,550
Delaware VIP U.S. Growth Service Class                                            62,455,438        87,813,511
Delaware VIP Value Standard Class                                                  1,465,995         1,787,350
Delaware VIP Value Service Class                                                  46,303,024        58,484,612
DWS Alternative Asset Allocation VIP Class A                                           6,938             4,729
DWS Alternative Asset Allocation VIP Class B                                        (700,499)         (500,052)
DWS Equity 500 Index VIP Class A                                                    (705,958)        3,883,647
DWS Equity 500 Index VIP Class B                                                  (3,701,998)        3,919,681
DWS Small Cap Index VIP Class A                                                    1,103,588         1,552,381
DWS Small Cap Index VIP Class B                                                     (923,878)        1,824,336



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEAR ENDED DECEMBER 31, 2013




                                                                       DIVIDENDS
                                                                       FROM          MORTALITY AND        NET
                                                                       INVESTMENT    EXPENSE              INVESTMENT
SUBACCOUNT                                                             INCOME        GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                               $   8,726,098     $  (17,506,775)  $   (8,780,677)
Fidelity VIP Equity-Income Initial Class                                         --            (33,572)         (33,572)
Fidelity VIP Equity-Income Service Class 2                                      260           (214,143)        (213,883)
Fidelity VIP Growth Initial Class                                            14,024            (69,748)         (55,724)
Fidelity VIP Growth Service Class 2                                          66,577         (2,464,828)      (2,398,251)
Fidelity VIP Mid Cap Service Class 2                                      1,405,718         (8,562,260)      (7,156,542)
Fidelity VIP Overseas Initial Class                                              --             (8,461)          (8,461)
Fidelity VIP Overseas Service Class 2                                            --           (439,883)        (439,883)
FTVIPT Franklin Income Securities Class 2                                38,662,655         (9,710,008)      28,952,647
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                          --           (609,204)        (609,204)
FTVIPT Mutual Shares Securities Class 2                                  15,892,395         (9,531,889)       6,360,506
FTVIPT Templeton Global Bond Securities Class 2                          26,180,737         (8,771,815)      17,408,922
FTVIPT Templeton Growth Securities Class 2                                1,283,912           (804,002)         479,910
Goldman Sachs VIT Large Cap Value Service Class                           1,580,388         (1,613,932)         (33,544)
Huntington VA Balanced                                                       57,218            (43,878)          13,340
Huntington VA Dividend Capture                                               38,857            (17,359)          21,498
Invesco V.I. American Franchise Series I                                     11,461            (38,026)         (26,565)
Invesco V.I. American Franchise Series II                                     3,058            (20,144)         (17,086)
Invesco V.I. Core Equity Series I                                           121,043           (131,852)         (10,809)
Invesco V.I. Core Equity Series II                                           29,242            (38,552)          (9,310)
Invesco V.I. International Growth Series I                                   34,266            (41,744)          (7,478)
Invesco V.I. International Growth Series II                                  21,877            (34,087)         (12,210)
Janus Aspen Balanced Service Class                                          242,971           (293,926)         (50,955)
Janus Aspen Enterprise Service Class                                         20,561            (92,417)         (71,856)
Janus Aspen Global Research Service Class                                    11,443            (17,064)          (5,621)
LVIP American Balanced Allocation Standard Class                            164,816            (41,781)         123,035
LVIP American Global Growth Service Class II                                584,121         (1,064,331)        (480,210)
LVIP American Global Small Capitalization Service Class II                  141,312           (983,089)        (841,777)
LVIP American Growth Allocation Standard Class                               11,856             (3,074)           8,782
LVIP American Growth Service Class II                                     1,432,178         (4,080,241)      (2,648,063)
LVIP American Growth-Income Service Class II                              2,018,616         (3,278,529)      (1,259,913)
LVIP American Income Allocation Standard Class                                   28                 (3)              25
LVIP American International Service Class II                              1,258,036         (2,127,502)        (869,466)
LVIP American Preservation Standard Class                                     2,418               (546)           1,872
LVIP Baron Growth Opportunities Service Class                               684,784         (2,592,147)      (1,907,363)
LVIP BlackRock Emerging Markets RPM Standard Class                              486               (160)             326
LVIP BlackRock Emerging Markets RPM Service Class                           447,886           (761,372)        (313,486)
LVIP BlackRock Equity Dividend RPM Standard Class                             1,418                (53)           1,365
LVIP BlackRock Equity Dividend RPM Service Class                          3,584,798         (2,936,493)         648,305
LVIP BlackRock Global Allocation V.I. RPM Standard Class                         --               (423)            (423)
LVIP BlackRock Global Allocation V.I. RPM Service Class                          --         (1,451,804)      (1,451,804)
LVIP BlackRock Inflation Protected Bond Standard Class                        1,488             (3,297)          (1,809)
LVIP BlackRock Inflation Protected Bond Service Class                     2,073,931        (10,333,504)      (8,259,573)
LVIP Capital Growth Service Class                                                --         (2,975,376)      (2,975,376)
LVIP Clarion Global Real Estate Service Class                                    --         (1,676,921)      (1,676,921)
LVIP Columbia Small-Mid Cap Growth RPM Service Class                             --         (1,536,639)      (1,536,639)
LVIP Delaware Bond Standard Class                                         2,259,122         (2,250,215)           8,907
LVIP Delaware Bond Service Class                                         36,425,672        (32,543,131)       3,882,541
LVIP Delaware Diversified Floating Rate Standard Class                        7,219             (4,588)           2,631
LVIP Delaware Diversified Floating Rate Service Class                     3,182,838         (6,679,520)      (3,496,682)
LVIP Delaware Foundation Aggressive Allocation Standard Class               117,642           (146,696)         (29,054)
LVIP Delaware Foundation Aggressive Allocation Service Class                271,778           (375,414)        (103,636)
LVIP Delaware Growth and Income Service Class                               589,460           (670,629)         (81,169)
LVIP Delaware Social Awareness Standard Class                               112,452           (152,319)         (39,867)
LVIP Delaware Social Awareness Service Class                                515,979           (849,676)        (333,697)
LVIP Delaware Special Opportunities Service Class                           367,408           (758,861)        (391,453)
LVIP Dimensional Non-U.S. Equity RPM Standard Class                          29,069             (7,099)          21,970


                                                                                       DIVIDENDS
                                                                                       FROM           TOTAL
                                                                      NET REALIZED     NET REALIZED   NET REALIZED
                                                                      GAIN (LOSS)      GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                            ON INVESTMENTS   INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                               $   37,304,098   $     305,583   $  37,609,681
Fidelity VIP Equity-Income Initial Class                                     347,290          17,358         364,648
Fidelity VIP Equity-Income Service Class 2                                 2,416,278          97,129       2,513,407
Fidelity VIP Growth Initial Class                                             85,512           3,339          88,851
Fidelity VIP Growth Service Class 2                                        8,602,737         101,313       8,704,050
Fidelity VIP Mid Cap Service Class 2                                      16,588,700      67,606,729      84,195,429
Fidelity VIP Overseas Initial Class                                           69,867              --          69,867
Fidelity VIP Overseas Service Class 2                                      5,818,570              --       5,818,570
FTVIPT Franklin Income Securities Class 2                                  5,069,443              --       5,069,443
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                   23,061,593              --      23,061,593
FTVIPT Mutual Shares Securities Class 2                                   25,561,425              --      25,561,425
FTVIPT Templeton Global Bond Securities Class 2                            8,013,874       6,759,514      14,773,388
FTVIPT Templeton Growth Securities Class 2                                 1,150,873              --       1,150,873
Goldman Sachs VIT Large Cap Value Service Class                            7,191,419      19,271,221      26,462,640
Huntington VA Balanced                                                        32,524          26,925          59,449
Huntington VA Dividend Capture                                                28,242              --          28,242
Invesco V.I. American Franchise Series I                                      96,800              --          96,800
Invesco V.I. American Franchise Series II                                     33,496              --          33,496
Invesco V.I. Core Equity Series I                                            420,573              --         420,573
Invesco V.I. Core Equity Series II                                           147,796              --         147,796
Invesco V.I. International Growth Series I                                   215,362              --         215,362
Invesco V.I. International Growth Series II                                  106,122              --         106,122
Janus Aspen Balanced Service Class                                           525,993         997,602       1,523,595
Janus Aspen Enterprise Service Class                                         734,294              --         734,294
Janus Aspen Global Research Service Class                                     62,906              --          62,906
LVIP American Balanced Allocation Standard Class                               4,388          30,702          35,090
LVIP American Global Growth Service Class II                               1,895,411              --       1,895,411
LVIP American Global Small Capitalization Service Class II                 1,457,514              --       1,457,514
LVIP American Growth Allocation Standard Class                                   658           2,339           2,997
LVIP American Growth Service Class II                                      6,632,918              --       6,632,918
LVIP American Growth-Income Service Class II                               6,517,008              --       6,517,008
LVIP American Income Allocation Standard Class                                    --               2               2
LVIP American International Service Class II                               2,476,772              --       2,476,772
LVIP American Preservation Standard Class                                        171              --             171
LVIP Baron Growth Opportunities Service Class                              9,828,136      12,810,179      22,638,315
LVIP BlackRock Emerging Markets RPM Standard Class                               (33)             --             (33)
LVIP BlackRock Emerging Markets RPM Service Class                           (191,636)             --        (191,636)
LVIP BlackRock Equity Dividend RPM Standard Class                                  3              --               3
LVIP BlackRock Equity Dividend RPM Service Class                           1,826,190              --       1,826,190
LVIP BlackRock Global Allocation V.I. RPM Standard Class                           4             422             426
LVIP BlackRock Global Allocation V.I. RPM Service Class                      155,194         464,114         619,308
LVIP BlackRock Inflation Protected Bond Standard Class                        (8,296)          7,065          (1,231)
LVIP BlackRock Inflation Protected Bond Service Class                     (5,549,604)     19,551,764      14,002,160
LVIP Capital Growth Service Class                                         14,041,430              --      14,041,430
LVIP Clarion Global Real Estate Service Class                              4,071,668              --       4,071,668
LVIP Columbia Small-Mid Cap Growth RPM Service Class                         968,216       1,853,240       2,821,456
LVIP Delaware Bond Standard Class                                          1,661,383       1,489,477       3,150,860
LVIP Delaware Bond Service Class                                           4,132,190      27,960,867      32,093,057
LVIP Delaware Diversified Floating Rate Standard Class                           (24)             --             (24)
LVIP Delaware Diversified Floating Rate Service Class                         65,836              --          65,836
LVIP Delaware Foundation Aggressive Allocation Standard Class                259,306              --         259,306
LVIP Delaware Foundation Aggressive Allocation Service Class                 879,254              --         879,254
LVIP Delaware Growth and Income Service Class                              2,162,055       1,117,297       3,279,352
LVIP Delaware Social Awareness Standard Class                                781,625         174,311         955,936
LVIP Delaware Social Awareness Service Class                               2,938,921       1,071,638       4,010,559
LVIP Delaware Special Opportunities Service Class                          1,184,496       4,072,269       5,256,765
LVIP Dimensional Non-U.S. Equity RPM Standard Class                           10,380           1,232          11,612


                                                                      NET CHANGE        NET INCREASE
                                                                      IN UNREALIZED     (DECREASE)
                                                                      APPRECIATION OR   IN NET ASSETS
                                                                      DEPRECIATION      RESULTING
SUBACCOUNT                                                            ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                               $   240,308,847   $   269,137,851
Fidelity VIP Equity-Income Initial Class                                      670,085         1,001,161
Fidelity VIP Equity-Income Service Class 2                                  3,132,140         5,431,664
Fidelity VIP Growth Initial Class                                           1,432,453         1,465,580
Fidelity VIP Growth Service Class 2                                        35,563,204        41,869,003
Fidelity VIP Mid Cap Service Class 2                                       74,232,293       151,271,180
Fidelity VIP Overseas Initial Class                                           116,119           177,525
Fidelity VIP Overseas Service Class 2                                       2,438,470         7,817,157
FTVIPT Franklin Income Securities Class 2                                  35,863,934        69,886,024
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                    (7,116,865)       15,335,524
FTVIPT Mutual Shares Securities Class 2                                   149,773,803       181,695,734
FTVIPT Templeton Global Bond Securities Class 2                           (32,493,561)         (311,251)
FTVIPT Templeton Growth Securities Class 2                                 10,468,756        12,099,539
Goldman Sachs VIT Large Cap Value Service Class                            20,221,525        46,650,621
Huntington VA Balanced                                                        287,085           359,874
Huntington VA Dividend Capture                                                162,295           212,035
Invesco V.I. American Franchise Series I                                      799,424           869,659
Invesco V.I. American Franchise Series II                                     382,367           398,777
Invesco V.I. Core Equity Series I                                           1,722,247         2,132,011
Invesco V.I. Core Equity Series II                                            439,409           577,895
Invesco V.I. International Growth Series I                                    247,266           455,150
Invesco V.I. International Growth Series II                                   246,691           340,603
Janus Aspen Balanced Service Class                                          1,502,135         2,974,775
Janus Aspen Enterprise Service Class                                          835,747         1,498,185
Janus Aspen Global Research Service Class                                     194,808           252,093
LVIP American Balanced Allocation Standard Class                              612,165           770,290
LVIP American Global Growth Service Class II                               13,439,102        14,854,303
LVIP American Global Small Capitalization Service Class II                 12,461,992        13,077,729
LVIP American Growth Allocation Standard Class                                 59,049            70,828
LVIP American Growth Service Class II                                      53,074,467        57,059,322
LVIP American Growth-Income Service Class II                               45,503,364        50,760,459
LVIP American Income Allocation Standard Class                                     29                56
LVIP American International Service Class II                               20,371,692        21,978,998
LVIP American Preservation Standard Class                                      (3,145)           (1,102)
LVIP Baron Growth Opportunities Service Class                              27,709,947        48,440,899
LVIP BlackRock Emerging Markets RPM Standard Class                             (1,385)           (1,092)
LVIP BlackRock Emerging Markets RPM Service Class                          (1,638,933)       (2,144,055)
LVIP BlackRock Equity Dividend RPM Standard Class                               1,717             3,085
LVIP BlackRock Equity Dividend RPM Service Class                           23,325,594        25,800,089
LVIP BlackRock Global Allocation V.I. RPM Standard Class                        5,907             5,910
LVIP BlackRock Global Allocation V.I. RPM Service Class                    12,735,871        11,903,375
LVIP BlackRock Inflation Protected Bond Standard Class                        (34,956)          (37,996)
LVIP BlackRock Inflation Protected Bond Service Class                     (80,174,710)      (74,432,123)
LVIP Capital Growth Service Class                                          76,015,886        87,081,940
LVIP Clarion Global Real Estate Service Class                              (1,062,040)        1,332,707
LVIP Columbia Small-Mid Cap Growth RPM Service Class                       16,529,524        17,814,341
LVIP Delaware Bond Standard Class                                          (8,653,943)       (5,494,176)
LVIP Delaware Bond Service Class                                         (132,192,644)      (96,217,046)
LVIP Delaware Diversified Floating Rate Standard Class                         (2,662)              (55)
LVIP Delaware Diversified Floating Rate Service Class                        (478,554)       (3,909,400)
LVIP Delaware Foundation Aggressive Allocation Standard Class               1,198,972         1,429,224
LVIP Delaware Foundation Aggressive Allocation Service Class                2,767,603         3,543,221
LVIP Delaware Growth and Income Service Class                               7,578,017        10,776,200
LVIP Delaware Social Awareness Standard Class                               1,796,250         2,712,319
LVIP Delaware Social Awareness Service Class                               11,235,370        14,912,232
LVIP Delaware Special Opportunities Service Class                           7,405,013        12,270,325
LVIP Dimensional Non-U.S. Equity RPM Standard Class                           116,365           149,947



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEAR ENDED DECEMBER 31, 2013




                                                                            DIVIDENDS
                                                                            FROM          MORTALITY AND        NET
                                                                            INVESTMENT    EXPENSE              INVESTMENT
SUBACCOUNT                                                                  INCOME        GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
LVIP Dimensional Non-U.S. Equity RPM Service Class                         $   1,408,570     $     (880,367)  $      528,203
LVIP Dimensional U.S. Equity RPM Standard Class                                   20,864             (8,460)          12,404
LVIP Dimensional U.S. Equity RPM Service Class                                 1,125,812         (1,587,690)        (461,878)
LVIP Dimensional/Vanguard Total Bond Standard Class                               28,716            (10,283)          18,433
LVIP Dimensional/Vanguard Total Bond Service Class                             2,323,241         (2,826,252)        (503,011)
LVIP Global Income Service Class                                               1,304,671         (8,157,450)      (6,852,779)
LVIP JPMorgan High Yield Service Class                                         6,168,850         (2,101,780)       4,067,070
LVIP JPMorgan Mid Cap Value RPM Service Class                                    399,712         (1,622,549)      (1,222,837)
LVIP Managed Risk Profile 2010 Service Class                                      68,406           (115,826)         (47,420)
LVIP Managed Risk Profile 2020 Service Class                                     184,451           (266,285)         (81,834)
LVIP Managed Risk Profile 2030 Service Class                                      99,684           (160,546)         (60,862)
LVIP Managed Risk Profile 2040 Service Class                                      59,553            (98,161)         (38,608)
LVIP Managed Risk American Balanced Allocation Standard Class                     11,167             (3,598)           7,569
LVIP Managed Risk American Growth Allocation Standard Class                        6,268             (1,123)           5,145
LVIP Managed Risk Profile Conservative Standard Class                                 --                (24)             (24)
LVIP Managed Risk Profile Conservative Service Class                          18,120,495        (16,925,615)       1,194,880
LVIP Managed Risk Profile Growth Standard Class                                   60,528            (12,129)          48,399
LVIP Managed Risk Profile Growth Service Class                                86,952,798        (67,135,170)      19,817,628
LVIP Managed Risk Profile Moderate Standard Class                                    843               (109)             734
LVIP Managed Risk Profile Moderate Service Class                              74,702,736        (64,385,410)      10,317,326
LVIP MFS International Growth Service Class                                      812,964         (1,827,179)      (1,014,215)
LVIP MFS International Growth RPM Service Class                                  158,796           (131,634)          27,162
LVIP MFS Value Service Class                                                  11,241,236         (9,007,038)       2,234,198
LVIP Mid-Cap Value Service Class                                                 149,667         (1,077,326)        (927,659)
LVIP Mondrian International Value Standard Class                                 422,019           (285,580)         136,439
LVIP Mondrian International Value Service Class                                6,809,772         (3,323,040)       3,486,732
LVIP Money Market Standard Class                                                  11,004           (716,373)        (705,369)
LVIP Money Market Service Class                                                   79,508         (5,280,730)      (5,201,222)
LVIP SSgA Bond Index Standard Class                                                2,097               (761)           1,336
LVIP SSgA Bond Index Service Class                                            17,369,519        (17,128,168)         241,351
LVIP SSgA Conservative Index Allocation Service Class                            727,871           (956,087)        (228,216)
LVIP SSgA Conservative Structured Allocation Service Class                     3,354,474         (3,427,711)         (73,237)
LVIP SSgA Developed International 150 Standard Class                                 623               (177)             446
LVIP SSgA Developed International 150 Service Class                            3,417,883         (2,425,362)         992,521
LVIP SSgA Emerging Markets 100 Standard Class                                      5,820             (1,658)           4,162
LVIP SSgA Emerging Markets 100 Service Class                                   3,439,558         (2,871,934)         567,624
LVIP SSgA Global Tactical Allocation RPM Standard Class                            3,999               (678)           3,321
LVIP SSgA Global Tactical Allocation RPM Service Class                        12,872,761         (9,788,356)       3,084,405
LVIP SSgA International Index Standard Class                                       1,938               (786)           1,152
LVIP SSgA International Index Service Class                                    3,931,445         (4,406,899)        (475,454)
LVIP SSgA Large Cap 100 Standard Class                                            16,214             (4,447)          11,767
LVIP SSgA Large Cap 100 Service Class                                          5,847,326         (5,181,507)         665,819
LVIP SSgA Large Cap RPM Standard Class                                                18                 (3)              15
LVIP SSgA Large Cap RPM Service Class                                            290,148           (113,295)         176,853
LVIP SSgA Moderate Index Allocation Service Class                              2,035,251         (2,739,299)        (704,048)
LVIP SSgA Moderate Structured Allocation Service Class                        17,217,014        (12,694,741)       4,522,273
LVIP SSgA Moderately Aggressive Index Allocation Service Class                 1,876,025         (2,429,275)        (553,250)
LVIP SSgA Moderately Aggressive Structured Allocation Service Class            8,388,779         (6,569,326)       1,819,453
LVIP SSgA S&P 500 Index Standard Class                                           512,461           (330,740)         181,721
LVIP SSgA S&P 500 Index Service Class                                         10,149,046        (11,999,287)      (1,850,241)
LVIP SSgA Small-Cap Index Standard Class                                           4,154             (2,126)           2,028
LVIP SSgA Small-Cap Index Service Class                                        1,431,085         (3,898,825)      (2,467,740)
LVIP SSgA Small-Cap RPM Standard Class                                               414                 (8)             406
LVIP SSgA Small-Cap RPM Service Class                                            230,558           (117,239)         113,319
LVIP SSgA Small-Mid Cap 200 Standard Class                                        19,039             (3,084)          15,955
LVIP SSgA Small-Mid Cap 200 Service Class                                      2,442,906         (1,766,444)         676,462
LVIP T. Rowe Price Growth Stock Service Class                                         --         (2,731,610)      (2,731,610)


                                                                                             DIVIDENDS
                                                                                             FROM          TOTAL
                                                                           NET REALIZED      NET REALIZED  NET REALIZED
                                                                           GAIN (LOSS)       GAIN ON       GAIN (LOSS)
SUBACCOUNT                                                                 ON INVESTMENTS    INVESTMENTS   ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Dimensional Non-U.S. Equity RPM Service Class                          $     640,342   $      75,097  $     715,439
LVIP Dimensional U.S. Equity RPM Standard Class                                    34,135           5,661         39,796
LVIP Dimensional U.S. Equity RPM Service Class                                  2,514,793         550,236      3,065,029
LVIP Dimensional/Vanguard Total Bond Standard Class                                (3,091)          3,413            322
LVIP Dimensional/Vanguard Total Bond Service Class                               (323,471)        474,212        150,741
LVIP Global Income Service Class                                                 (506,769)        893,530        386,761
LVIP JPMorgan High Yield Service Class                                          3,438,691          20,684      3,459,375
LVIP JPMorgan Mid Cap Value RPM Service Class                                   1,299,640              --      1,299,640
LVIP Managed Risk Profile 2010 Service Class                                      408,172              --        408,172
LVIP Managed Risk Profile 2020 Service Class                                      717,352              --        717,352
LVIP Managed Risk Profile 2030 Service Class                                      628,217              --        628,217
LVIP Managed Risk Profile 2040 Service Class                                      181,173              --        181,173
LVIP Managed Risk American Balanced Allocation Standard Class                          84          13,155         13,239
LVIP Managed Risk American Growth Allocation Standard Class                           164           7,411          7,575
LVIP Managed Risk Profile Conservative Standard Class                                 513              --            513
LVIP Managed Risk Profile Conservative Service Class                           18,685,466      16,179,645     34,865,111
LVIP Managed Risk Profile Growth Standard Class                                     4,445              --          4,445
LVIP Managed Risk Profile Growth Service Class                                 14,320,630              --     14,320,630
LVIP Managed Risk Profile Moderate Standard Class                                       6              --              6
LVIP Managed Risk Profile Moderate Service Class                               28,108,243              --     28,108,243
LVIP MFS International Growth Service Class                                     3,444,662              --      3,444,662
LVIP MFS International Growth RPM Service Class                                    22,081              --         22,081
LVIP MFS Value Service Class                                                   36,875,786              --     36,875,786
LVIP Mid-Cap Value Service Class                                                5,150,140              --      5,150,140
LVIP Mondrian International Value Standard Class                                  141,235              --        141,235
LVIP Mondrian International Value Service Class                                 1,455,338              --      1,455,338
LVIP Money Market Standard Class                                                       --              --             --
LVIP Money Market Service Class                                                         1              --              1
LVIP SSgA Bond Index Standard Class                                                  (148)            263            115
LVIP SSgA Bond Index Service Class                                              3,241,409       3,273,340      6,514,749
LVIP SSgA Conservative Index Allocation Service Class                           1,080,883              --      1,080,883
LVIP SSgA Conservative Structured Allocation Service Class                      2,463,579          64,889      2,528,468
LVIP SSgA Developed International 150 Standard Class                                   82              --             82
LVIP SSgA Developed International 150 Service Class                             4,785,618              --      4,785,618
LVIP SSgA Emerging Markets 100 Standard Class                                        (254)             --           (254)
LVIP SSgA Emerging Markets 100 Service Class                                   (2,291,712)             --     (2,291,712)
LVIP SSgA Global Tactical Allocation RPM Standard Class                               751              --            751
LVIP SSgA Global Tactical Allocation RPM Service Class                          3,487,177              --      3,487,177
LVIP SSgA International Index Standard Class                                        1,068              --          1,068
LVIP SSgA International Index Service Class                                     7,228,804              --      7,228,804
LVIP SSgA Large Cap 100 Standard Class                                              1,830          30,579         32,409
LVIP SSgA Large Cap 100 Service Class                                          25,162,799      16,650,645     41,813,444
LVIP SSgA Large Cap RPM Standard Class                                                 --              --             --
LVIP SSgA Large Cap RPM Service Class                                              24,453              --         24,453
LVIP SSgA Moderate Index Allocation Service Class                               2,374,561              --      2,374,561
LVIP SSgA Moderate Structured Allocation Service Class                          6,501,423         658,160      7,159,583
LVIP SSgA Moderately Aggressive Index Allocation Service Class                  2,833,467              --      2,833,467
LVIP SSgA Moderately Aggressive Structured Allocation Service Class             4,532,271         875,036      5,407,307
LVIP SSgA S&P 500 Index Standard Class                                            175,903              --        175,903
LVIP SSgA S&P 500 Index Service Class                                          35,935,996              --     35,935,996
LVIP SSgA Small-Cap Index Standard Class                                            4,647           2,411          7,058
LVIP SSgA Small-Cap Index Service Class                                        14,136,225       1,210,005     15,346,230
LVIP SSgA Small-Cap RPM Standard Class                                                 --              --             --
LVIP SSgA Small-Cap RPM Service Class                                              44,838              --         44,838
LVIP SSgA Small-Mid Cap 200 Standard Class                                          2,137          43,023         45,160
LVIP SSgA Small-Mid Cap 200 Service Class                                       6,388,791       7,688,097     14,076,888
LVIP T. Rowe Price Growth Stock Service Class                                  10,102,034              --     10,102,034


                                                                            NET CHANGE        NET INCREASE
                                                                            IN UNREALIZED     (DECREASE)
                                                                            APPRECIATION OR   IN NET ASSETS
                                                                            DEPRECIATION      RESULTING
SUBACCOUNT                                                                  ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Dimensional Non-U.S. Equity RPM Service Class                         $      5,220,672    $    6,464,314
LVIP Dimensional U.S. Equity RPM Standard Class                                     268,255           320,455
LVIP Dimensional U.S. Equity RPM Service Class                                   18,169,149        20,772,300
LVIP Dimensional/Vanguard Total Bond Standard Class                                 (72,755)          (54,000)
LVIP Dimensional/Vanguard Total Bond Service Class                               (7,484,721)       (7,836,991)
LVIP Global Income Service Class                                                (17,073,179)      (23,539,197)
LVIP JPMorgan High Yield Service Class                                           (2,126,715)        5,399,730
LVIP JPMorgan Mid Cap Value RPM Service Class                                    16,718,306        16,795,109
LVIP Managed Risk Profile 2010 Service Class                                         83,964           444,716
LVIP Managed Risk Profile 2020 Service Class                                        808,433         1,443,951
LVIP Managed Risk Profile 2030 Service Class                                        490,386         1,057,741
LVIP Managed Risk Profile 2040 Service Class                                        630,092           772,657
LVIP Managed Risk American Balanced Allocation Standard Class                        11,161            31,969
LVIP Managed Risk American Growth Allocation Standard Class                          13,352            26,072
LVIP Managed Risk Profile Conservative Standard Class                                   212               701
LVIP Managed Risk Profile Conservative Service Class                             33,378,258        69,438,249
LVIP Managed Risk Profile Growth Standard Class                                     139,793           192,637
LVIP Managed Risk Profile Growth Service Class                                  414,534,507       448,672,765
LVIP Managed Risk Profile Moderate Standard Class                                       114               854
LVIP Managed Risk Profile Moderate Service Class                                330,891,621       369,317,190
LVIP MFS International Growth Service Class                                      13,666,556        16,097,003
LVIP MFS International Growth RPM Service Class                                     786,593           835,836
LVIP MFS Value Service Class                                                    182,216,066       221,326,050
LVIP Mid-Cap Value Service Class                                                 13,465,609        17,688,090
LVIP Mondrian International Value Standard Class                                  2,664,491         2,942,165
LVIP Mondrian International Value Service Class                                  31,523,931        36,466,001
LVIP Money Market Standard Class                                                         --          (705,369)
LVIP Money Market Service Class                                                          (1)       (5,201,222)
LVIP SSgA Bond Index Standard Class                                                  (3,293)           (1,842)
LVIP SSgA Bond Index Service Class                                              (52,777,596)      (46,021,496)
LVIP SSgA Conservative Index Allocation Service Class                             1,546,564         2,399,231
LVIP SSgA Conservative Structured Allocation Service Class                        6,873,585         9,328,816
LVIP SSgA Developed International 150 Standard Class                                  1,027             1,555
LVIP SSgA Developed International 150 Service Class                              18,195,511        23,973,650
LVIP SSgA Emerging Markets 100 Standard Class                                        (3,394)              514
LVIP SSgA Emerging Markets 100 Service Class                                     (5,306,346)       (7,030,434)
LVIP SSgA Global Tactical Allocation RPM Standard Class                               2,342             6,414
LVIP SSgA Global Tactical Allocation RPM Service Class                           35,810,079        42,381,661
LVIP SSgA International Index Standard Class                                         16,658            18,878
LVIP SSgA International Index Service Class                                      35,458,740        42,212,090
LVIP SSgA Large Cap 100 Standard Class                                               29,510            73,686
LVIP SSgA Large Cap 100 Service Class                                            43,597,563        86,076,826
LVIP SSgA Large Cap RPM Standard Class                                                   94               109
LVIP SSgA Large Cap RPM Service Class                                             1,275,948         1,477,254
LVIP SSgA Moderate Index Allocation Service Class                                13,638,125        15,308,638
LVIP SSgA Moderate Structured Allocation Service Class                           55,338,456        67,020,312
LVIP SSgA Moderately Aggressive Index Allocation Service Class                   14,672,207        16,952,424
LVIP SSgA Moderately Aggressive Structured Allocation Service Class              38,736,196        45,962,956
LVIP SSgA S&P 500 Index Standard Class                                            3,551,682         3,909,306
LVIP SSgA S&P 500 Index Service Class                                           133,210,668       167,296,423
LVIP SSgA Small-Cap Index Standard Class                                             66,607            75,693
LVIP SSgA Small-Cap Index Service Class                                          52,267,857        65,146,347
LVIP SSgA Small-Cap RPM Standard Class                                                  652             1,058
LVIP SSgA Small-Cap RPM Service Class                                             1,315,169         1,473,326
LVIP SSgA Small-Mid Cap 200 Standard Class                                            8,335            69,450
LVIP SSgA Small-Mid Cap 200 Service Class                                        13,642,097        28,395,447
LVIP T. Rowe Price Growth Stock Service Class                                    43,378,370        50,748,794



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEAR ENDED DECEMBER 31, 2013




                                                                     DIVIDENDS
                                                                     FROM          MORTALITY AND        NET
                                                                     INVESTMENT    EXPENSE              INVESTMENT
SUBACCOUNT                                                           INCOME        GUARANTEE CHARGES    INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class         $          --     $      (45,961)  $      (45,961)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                     --         (1,363,906)      (1,363,906)
LVIP Templeton Growth RPM Service Class                                 3,666,561         (4,084,708)        (418,147)
LVIP UBS Large Cap Growth RPM Standard Class                                   --            (38,816)         (38,816)
LVIP UBS Large Cap Growth RPM Service Class                                    --         (1,812,374)      (1,812,374)
LVIP Vanguard Domestic Equity ETF Standard Class                            4,010             (3,601)             409
LVIP Vanguard Domestic Equity ETF Service Class                           686,632         (1,028,091)        (341,459)
LVIP Vanguard International Equity ETF Standard Class                       7,289             (1,728)           5,561
LVIP Vanguard International Equity ETF Service Class                      747,700           (559,569)         188,131
LVIP VIP Contrafund RPM Standard Class                                      1,080               (122)             958
LVIP VIP Contrafund RPM Service Class                                     685,284           (409,387)         275,897
Lord Abbett Fundamental Equity Class VC                                    37,525           (152,659)        (115,134)
MFS VIT Core Equity Service Class                                          19,510            (40,674)         (21,164)
MFS VIT Growth Initial Class                                                7,013            (42,452)         (35,439)
MFS VIT Growth Service Class                                               38,893           (478,720)        (439,827)
MFS VIT Total Return Initial Class                                        180,633           (150,110)          30,523
MFS VIT Total Return Service Class                                             --         (1,736,397)      (1,736,397)
MFS VIT Utilities Initial Class                                           245,484           (150,616)          94,868
MFS VIT Utilities Service Class                                         4,392,524         (3,442,131)         950,393
Morgan Stanley UIF Capital Growth Class II                                  3,636            (15,767)         (12,131)
NB AMT Mid Cap Growth I Class                                                  --           (236,204)        (236,204)
NB AMT Mid Cap Intrinsic Value I Class                                    452,268           (648,357)        (196,089)
Oppenheimer Global Fund/VA Service Class                                   95,005            (78,024)          16,981
PIMCO VIT CommodityRealReturn Strategy Advisor Class                      215,553           (201,251)          14,302
Putnam VT Global Health Care Class IB                                      64,806            (80,359)         (15,553)
Putnam VT Growth & Income Class IB                                         23,329            (24,614)          (1,285)


                                                                                     DIVIDENDS
                                                                                     FROM           TOTAL
                                                                    NET REALIZED     NET REALIZED   NET REALIZED
                                                                    GAIN (LOSS)      GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                          ON INVESTMENTS   INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class          $     291,389   $      26,085   $     317,474
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class               8,289,926         831,710       9,121,636
LVIP Templeton Growth RPM Service Class                                  4,308,161              --       4,308,161
LVIP UBS Large Cap Growth RPM Standard Class                               183,219              --         183,219
LVIP UBS Large Cap Growth RPM Service Class                              3,261,316              --       3,261,316
LVIP Vanguard Domestic Equity ETF Standard Class                             5,941              --           5,941
LVIP Vanguard Domestic Equity ETF Service Class                          1,982,855              --       1,982,855
LVIP Vanguard International Equity ETF Standard Class                        2,676              --           2,676
LVIP Vanguard International Equity ETF Service Class                       570,100              --         570,100
LVIP VIP Contrafund RPM Standard Class                                          11              --              11
LVIP VIP Contrafund RPM Service Class                                       55,659              --          55,659
Lord Abbett Fundamental Equity Class VC                                    803,455       2,020,238       2,823,693
MFS VIT Core Equity Service Class                                          145,235              --         145,235
MFS VIT Growth Initial Class                                                76,966          22,213          99,179
MFS VIT Growth Service Class                                             1,712,662         237,460       1,950,122
MFS VIT Total Return Initial Class                                         371,034              --         371,034
MFS VIT Total Return Service Class                                      48,970,308              --      48,970,308
MFS VIT Utilities Initial Class                                            401,548         195,988         597,536
MFS VIT Utilities Service Class                                          8,556,363       3,908,730      12,465,093
Morgan Stanley UIF Capital Growth Class II                                 161,209          66,628         227,837
NB AMT Mid Cap Growth I Class                                           17,491,888              --      17,491,888
NB AMT Mid Cap Intrinsic Value I Class                                     838,772              --         838,772
Oppenheimer Global Fund/VA Service Class                                   311,799              --         311,799
PIMCO VIT CommodityRealReturn Strategy Advisor Class                      (906,844)             --        (906,844)
Putnam VT Global Health Care Class IB                                      605,536         184,831         790,367
Putnam VT Growth & Income Class IB                                          15,204              --          15,204


                                                                    NET CHANGE        NET INCREASE
                                                                    IN UNREALIZED     (DECREASE)
                                                                    APPRECIATION OR   IN NET ASSETS
                                                                    DEPRECIATION      RESULTING
SUBACCOUNT                                                          ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class         $       455,460   $       726,973
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class               15,788,161        23,545,891
LVIP Templeton Growth RPM Service Class                                  36,077,707        39,967,721
LVIP UBS Large Cap Growth RPM Standard Class                                326,861           471,264
LVIP UBS Large Cap Growth RPM Service Class                              22,052,314        23,501,256
LVIP Vanguard Domestic Equity ETF Standard Class                             61,544            67,894
LVIP Vanguard Domestic Equity ETF Service Class                          13,114,686        14,756,082
LVIP Vanguard International Equity ETF Standard Class                        10,351            18,588
LVIP Vanguard International Equity ETF Service Class                      3,351,149         4,109,380
LVIP VIP Contrafund RPM Standard Class                                        2,091             3,060
LVIP VIP Contrafund RPM Service Class                                     5,336,422         5,667,978
Lord Abbett Fundamental Equity Class VC                                   2,075,200         4,783,759
MFS VIT Core Equity Service Class                                           564,855           688,926
MFS VIT Growth Initial Class                                                843,529           907,269
MFS VIT Growth Service Class                                              7,572,993         9,083,288
MFS VIT Total Return Initial Class                                        1,282,650         1,684,207
MFS VIT Total Return Service Class                                      (18,194,394)       29,039,517
MFS VIT Utilities Initial Class                                           1,127,717         1,820,121
MFS VIT Utilities Service Class                                          21,861,013        35,276,499
Morgan Stanley UIF Capital Growth Class II                                  454,266           669,972
NB AMT Mid Cap Growth I Class                                           (12,183,928)        5,071,756
NB AMT Mid Cap Intrinsic Value I Class                                   10,973,336        11,616,019
Oppenheimer Global Fund/VA Service Class                                  1,538,994         1,867,774
PIMCO VIT CommodityRealReturn Strategy Advisor Class                     (1,405,139)       (2,297,681)
Putnam VT Global Health Care Class IB                                       904,260         1,679,074
Putnam VT Growth & Income Class IB                                          412,000           425,919



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                             ABVPSF
                                                                             GLOBAL          ABVPSF
                                                                             THEMATIC        GROWTH            ABVPSF
                                                                             GROWTH          AND INCOME        INTERNATIONAL
                                                                             CLASS B         CLASS B           VALUE CLASS B
                                                                             SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $ 22,863,398   $   144,047,406   $   182,677,468
Changes From Operations:
   - Net investment income (loss)                                               (415,297)         (400,642)          337,945
   - Net realized gain (loss) on investments                                    (621,168)        1,329,649        (8,769,526)
   - Net change in unrealized appreciation or depreciation on investments      3,340,603        21,213,368        32,861,253
                                                                            -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  2,304,138        22,142,375        24,429,672
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        1,641,819         1,749,444         3,675,506
   - Contract withdrawals and transfers to annuity reserves                   (2,260,369)      (16,463,168)      (12,932,877)
   - Contract transfers                                                         (544,107)         (592,496)            1,814
                                                                            -------------  ----------------  ----------------
                                                                              (1,162,657)      (15,306,220)       (9,255,557)
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                --                --
   - Annuity Payments                                                                 --           (14,061)           (4,522)
   - Receipt (reimbursement) of mortality guarantee adjustments                       --           (15,426)               (1)
                                                                            -------------  ----------------  ----------------
                                                                                      --           (29,487)           (4,523)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (1,162,657)      (15,335,707)       (9,260,080)
                                                                            -------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,141,481         6,806,668        15,169,592
                                                                            -------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                               24,004,879       150,854,074       197,847,060
Changes From Operations:
   - Net investment income (loss)                                               (427,840)          877,981         3,195,649
   - Net realized gain (loss) on investments                                     620,618        34,702,592        (9,882,657)
   - Net change in unrealized appreciation or depreciation on investments      5,084,857       (11,084,075)       26,198,610
                                                                            -------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  5,277,635        24,496,498        19,511,602
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        1,309,649           486,755         1,031,799
   - Contract withdrawals and transfers to annuity reserves                   (2,371,144)       (7,843,360)       (5,248,646)
   - Contract transfers                                                        2,063,822      (167,989,010)     (213,141,687)
                                                                            -------------  ----------------  ----------------
                                                                               1,002,327      (175,345,615)     (217,358,534)
   Annuity Reserves:
   - Annuity Payments                                                                 --            (4,957)               --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                --                --
                                                                            -------------  ----------------  ----------------
                                                                                      --            (4,957)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           1,002,327      (175,350,572)     (217,358,534)
                                                                            -------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        6,279,962      (150,854,074)     (197,846,932)
                                                                            -------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 30,284,841   $            --   $           128
                                                                            =============  ================  ================


                                                                                                              AMERICAN
                                                                             ABVPSF                           CENTURY
                                                                             LARGE CAP     ABVPSF             VP INFLATION
                                                                             GROWTH        SMALL/MID CAP      PROTECTION
                                                                             CLASS B       VALUE CLASS B      CLASS II
                                                                             SUBACCOUNT    SUBACCOUNT         SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  9,727,179   $131,094,788     $   480,337,366
Changes From Operations:
   - Net investment income (loss)                                               (150,632)      (1,803,191)        3,502,463
   - Net realized gain (loss) on investments                                     516,515        8,117,185        20,277,851
   - Net change in unrealized appreciation or depreciation on investments        972,823       14,717,492         2,414,917
                                                                            -------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  1,338,706       21,031,486        26,195,231
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           25,568        7,840,115         5,455,998
   - Contract withdrawals and transfers to annuity reserves                   (2,087,976)     (11,579,799)      (47,160,561)
   - Contract transfers                                                         (213,699)      (5,235,160)        8,230,476
                                                                            -------------  ---------------  ----------------
                                                                              (2,276,107)      (8,974,844)      (33,474,087)
   Annuity Reserves:
   - Transfer from accumulation units                                                 --               --                --
   - Annuity Payments                                                                 --           (4,624)          (13,550)
   - Receipt (reimbursement) of mortality guarantee adjustments                       --              (87)             (317)
                                                                            -------------  ---------------  ----------------
                                                                                      --           (4,711)          (13,867)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (2,276,107)      (8,979,555)      (33,487,954)
                                                                            -------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (937,401)      12,051,931        (7,292,723)
                                                                            -------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                8,789,778      143,146,719       473,044,643
Changes From Operations:
   - Net investment income (loss)                                               (151,018)      (2,076,275)         (659,742)
   - Net realized gain (loss) on investments                                     644,988       21,082,620        33,539,481
   - Net change in unrealized appreciation or depreciation on investments      2,305,479       32,641,063       (42,745,360)
                                                                            -------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  2,799,449       51,647,408        (9,865,621)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          219,016       11,200,984         1,821,974
   - Contract withdrawals and transfers to annuity reserves                   (1,415,850)     (16,576,678)      (20,116,289)
   - Contract transfers                                                         (237,959)      15,706,809      (444,879,482)
                                                                            -------------  ---------------  ----------------
                                                                              (1,434,793)      10,331,115      (463,173,797)
   Annuity Reserves:
   - Annuity Payments                                                                 --           (5,842)           (5,225)
   - Receipt (reimbursement) of mortality guarantee adjustments                       --               10                --
                                                                            -------------  ---------------  ----------------
                                                                                      --           (5,832)           (5,225)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (1,434,793)      10,325,283      (463,179,022)
                                                                            -------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,364,656       61,972,691      (473,044,643)
                                                                            -------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 10,154,434   $205,119,410     $            --
                                                                            =============  ===============  ================


                                                                            AMERICAN     AMERICAN                     AMERICAN
                                                                            FUNDS        FUNDS                        FUNDS
                                                                            ASSET        BLUE CHIP       AMERICAN     GLOBAL
                                                                            ALLOCATION   INCOME AND      FUNDS BOND   BALANCED
                                                                            CLASS 1      GROWTH CLASS 1  CLASS 1      CLASS 1
                                                                            SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $       --     $       --    $       --   $       --
Changes From Operations:
   - Net investment income (loss)                                                   --          6,207         1,609          436
   - Net realized gain (loss) on investments                                        --            380             6           34
   - Net change in unrealized appreciation or depreciation on investments           --          8,074          (862)       1,202
                                                                            -----------  --------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       --         14,661           753        1,672
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             --        502,260        96,361       28,602
   - Contract withdrawals and transfers to annuity reserves                         --        (12,888)          (85)        (168)
   - Contract transfers                                                             --         41,930           789         (408)
                                                                            -----------  --------------  -----------  -----------
                                                                                    --        531,302        97,065       28,026
   Annuity Reserves:
   - Transfer from accumulation units                                               --             --            --           --
   - Annuity Payments                                                               --             --            --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --             --            --           --
                                                                            -----------  --------------  -----------  -----------
                                                                                    --             --            --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                --        531,302        97,065       28,026
                                                                            -----------  --------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --        545,963        97,818       29,698
                                                                            -----------  --------------  -----------  -----------
NET ASSETS AT DECEMBER 31, 2012                                                     --        545,963        97,818       29,698
Changes From Operations:
   - Net investment income (loss)                                                5,349          8,490        10,573        2,653
   - Net realized gain (loss) on investments                                       260         17,181         2,290        4,117
   - Net change in unrealized appreciation or depreciation on investments       44,336        171,868       (17,951)       6,083
                                                                            -----------  --------------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   49,945        197,539        (5,088)      12,853
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        554,131        308,772       700,753      376,545
   - Contract withdrawals and transfers to annuity reserves                     (6,763)       (26,605)       (5,607)      (2,193)
   - Contract transfers                                                             --        (54,016)       30,964     (180,822)
                                                                            -----------  --------------  -----------  -----------
                                                                               547,368        228,151       726,110      193,530
   Annuity Reserves:
   - Annuity Payments                                                               --             --            --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --             --            --           --
                                                                            -----------  --------------  -----------  -----------
                                                                                    --             --            --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           547,368        228,151       726,110      193,530
                                                                            -----------  --------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        597,313        425,690       721,022      206,383
                                                                            -----------  --------------  -----------  -----------
NET ASSETS AT DECEMBER 31, 2013                                             $  597,313     $  971,653    $  818,840   $  236,081
                                                                            ===========  ==============  ===========  ===========


                                                                                                          AMERICAN
                                                                                           AMERICAN       FUNDS
                                                                            AMERICAN       FUNDS GLOBAL   GLOBAL
                                                                            FUNDS GLOBAL   DISCOVERY      GROWTH
                                                                            BOND CLASS 1   CLASS 1        CLASS 1
                                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $         --     $      --     $      --
Changes From Operations:
   - Net investment income (loss)                                                  3,187           127            25
   - Net realized gain (loss) on investments                                          77            51            --
   - Net change in unrealized appreciation or depreciation on investments         (1,493)          924            32
                                                                            -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      1,771         1,102            57
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          236,935        14,003         5,001
   - Contract withdrawals and transfers to annuity reserves                         (520)          (49)           --
   - Contract transfers                                                           50,983        11,744         2,500
                                                                            -------------  -------------  -----------
                                                                                 287,398        25,698         7,501
   Annuity Reserves:
   - Transfer from accumulation units                                                 --            --            --
   - Annuity Payments                                                                 --            --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --            --            --
                                                                            -------------  -------------  -----------
                                                                                      --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             287,398        25,698         7,501
                                                                            -------------  -------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          289,169        26,800         7,558
                                                                            -------------  -------------  -----------
NET ASSETS AT DECEMBER 31, 2012                                                  289,169        26,800         7,558
Changes From Operations:
   - Net investment income (loss)                                                 (5,731)           93         1,370
   - Net realized gain (loss) on investments                                       2,179         6,564           528
   - Net change in unrealized appreciation or depreciation on investments         (6,939)         (924)       19,171
                                                                            -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    (10,491)        5,733        21,069
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          699,525         2,500        88,850
   - Contract withdrawals and transfers to annuity reserves                      (50,522)          (96)       (1,722)
   - Contract transfers                                                          170,269       (34,937)       64,915
                                                                            -------------  -------------  -----------
                                                                                 819,272       (32,533)      152,043
   Annuity Reserves:
   - Annuity Payments                                                                 --            --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --            --            --
                                                                            -------------  -------------  -----------
                                                                                      --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             819,272       (32,533)      152,043
                                                                            -------------  -------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          808,781       (26,800)      173,112
                                                                            -------------  -------------  -----------
NET ASSETS AT DECEMBER 31, 2013                                             $  1,097,950     $      --     $ 180,670
                                                                            =============  =============  ===========



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                               AMERICAN       AMERICAN        AMERICAN
                                                                               FUNDS          FUNDS           FUNDS
                                                                               GLOBAL         GLOBAL GROWTH   GLOBAL SMALL
                                                                               GROWTH         AND INCOME      CAPITALIZATION
                                                                               CLASS 2        CLASS 1         CLASS 1
                                                                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  277,693,041     $       --     $       --
Changes From Operations:
   - Net investment income (loss)                                                (1,966,339)            --             --
   - Net realized gain (loss) on investments                                      4,545,874             --             --
   - Net change in unrealized appreciation or depreciation on investments        52,011,268             --             --
                                                                             ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    54,590,803             --             --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           4,464,959             --             --
   - Contract withdrawals and transfers to annuity reserves                     (26,796,894)            --             --
   - Contract transfers                                                         (15,551,790)            --             --
                                                                             ---------------  --------------  --------------
                                                                                (37,883,725)            --             --
   Annuity Reserves:
   - Transfer from accumulation units                                                    --             --             --
   - Annuity Payments                                                               (29,418)            --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                      (4,569)            --             --
                                                                             ---------------  --------------  --------------
                                                                                    (33,987)            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (37,917,712)            --             --
                                                                             ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          16,673,091             --             --
                                                                             ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                 294,366,132             --             --
Changes From Operations:
   - Net investment income (loss)                                                  (992,758)         4,094           (241)
   - Net realized gain (loss) on investments                                     15,061,326            129            210
   - Net change in unrealized appreciation or depreciation on investments        60,136,168          6,264         12,493
                                                                             ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    74,204,736         10,487         12,462
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           5,274,585        161,862        161,604
   - Contract withdrawals and transfers to annuity reserves                     (30,127,452)        (1,490)          (818)
   - Contract transfers                                                         (14,887,557)        (1,691)        (1,927)
                                                                             ---------------  --------------  --------------
                                                                                (39,740,424)       158,681        158,859
   Annuity Reserves:
   - Annuity Payments                                                               (15,986)            --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                         244             --             --
                                                                             ---------------  --------------  --------------
                                                                                    (15,742)            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (39,756,166)       158,681        158,859
                                                                             ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          34,448,570        169,168        171,321
                                                                             ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  328,814,702     $  169,168     $  171,321
                                                                             ===============  ==============  ==============



                                                                              AMERICAN
                                                                              FUNDS            AMERICAN        AMERICAN
                                                                              GLOBAL SMALL     FUNDS           FUNDS
                                                                              CAPITALIZATION   GROWTH          GROWTH
                                                                              CLASS 2          CLASS 1         CLASS 2
                                                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  361,902,049   $        --   $  1,598,331,081
Changes From Operations:
   - Net investment income (loss)                                                    87,153           224        (14,063,206)
   - Net realized gain (loss) on investments                                        375,609           189         41,729,039
   - Net change in unrealized appreciation or depreciation on investments        60,558,892        10,961        215,352,516
                                                                             ---------------  ------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    61,021,654        11,374        243,018,349
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          14,951,606       154,608         18,128,170
   - Contract withdrawals and transfers to annuity reserves                     (30,689,878)          (88)      (165,148,398)
   - Contract transfers                                                           5,732,948        15,734       (116,685,994)
                                                                             ---------------  ------------  -----------------
                                                                                (10,005,324)      170,254       (263,706,222)
   Annuity Reserves:
   - Transfer from accumulation units                                                    --            --                 --
   - Annuity Payments                                                               (10,003)           --            (95,725)
   - Receipt (reimbursement) of mortality guarantee adjustments                       3,502            --             (7,439)
                                                                             ---------------  ------------  -----------------
                                                                                     (6,501)           --           (103,164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (10,011,825)      170,254       (263,809,386)
                                                                             ---------------  ------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          51,009,829       181,628        (20,791,037)
                                                                             ---------------  ------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                 412,911,878       181,628      1,577,540,044
Changes From Operations:
   - Net investment income (loss)                                                (1,940,529)        5,747        (11,742,666)
   - Net realized gain (loss) on investments                                     14,626,969         7,161         90,372,068
   - Net change in unrealized appreciation or depreciation on investments        91,343,481       164,673        326,110,704
                                                                             ---------------  ------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   104,029,921       177,581        404,740,106
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          14,118,150     1,077,201         18,400,118
   - Contract withdrawals and transfers to annuity reserves                     (38,010,305)      (19,504)      (178,513,606)
   - Contract transfers                                                         (24,268,325)      437,982       (108,788,075)
                                                                             ---------------  ------------  -----------------
                                                                                (48,160,480)    1,495,679       (268,901,563)
   Annuity Reserves:
   - Annuity Payments                                                               (10,431)           --           (100,220)
   - Receipt (reimbursement) of mortality guarantee adjustments                       4,993            --              1,678
                                                                             ---------------  ------------  -----------------
                                                                                     (5,438)           --            (98,542)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (48,165,918)    1,495,679       (269,000,105)
                                                                             ---------------  ------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          55,864,003     1,673,260        135,740,001
                                                                             ---------------  ------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                              $  468,775,881   $ 1,854,888   $  1,713,280,045
                                                                             ===============  ============  =================




                                                                             AMERICAN         AMERICAN          AMERICAN
                                                                             FUNDS            FUNDS             FUNDS
                                                                             GROWTH-INCOME    GROWTH-INCOME     HIGH-INCOME
                                                                             CLASS 1          CLASS 2           BOND CLASS 1
                                                                             SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $       --    $  1,782,292,860    $       --
Changes From Operations:
   - Net investment income (loss)                                                      36           2,047,942         8,875
   - Net realized gain (loss) on investments                                           --          25,176,571            50
   - Net change in unrealized appreciation or depreciation on investments             (12)        246,293,353        (3,873)
                                                                             --------------  -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          24         273,517,866         5,052
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             5,001          43,085,693       166,935
   - Contract withdrawals and transfers to annuity reserves                            --        (180,593,135)         (413)
   - Contract transfers                                                             2,500         (28,738,074)       (1,208)
                                                                             --------------  -----------------  ------------
                                                                                    7,501        (166,245,516)      165,314
   Annuity Reserves:
   - Transfer from accumulation units                                                  --                  --            --
   - Annuity Payments                                                                  --            (205,607)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --            (153,398)           --
                                                                             --------------  -----------------  ------------
                                                                                       --            (359,005)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                7,501        (166,604,521)      165,314
                                                                             --------------  -----------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             7,525         106,913,345       170,366
                                                                             --------------  -----------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                     7,525       1,889,206,205       170,366
Changes From Operations:
   - Net investment income (loss)                                                   7,864          (2,960,510)       18,315
   - Net realized gain (loss) on investments                                          992          89,524,209          (500)
   - Net change in unrealized appreciation or depreciation on investments          64,741         467,879,436        (6,213)
                                                                             --------------  -----------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      73,597         554,443,135        11,602
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           718,918          40,189,218       176,892
   - Contract withdrawals and transfers to annuity reserves                        (6,744)       (204,168,759)      (32,800)
   - Contract transfers                                                            64,294        (110,351,787)       24,487
                                                                             --------------  -----------------  ------------
                                                                                  776,468        (274,331,328)      168,579
   Annuity Reserves:
   - Annuity Payments                                                                  --            (236,955)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --               8,728            --
                                                                             --------------  -----------------  ------------
                                                                                       --            (228,227)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              776,468        (274,559,555)      168,579
                                                                             --------------  -----------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           850,065         279,883,580       180,181
                                                                             --------------  -----------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                                $  857,590    $  2,169,089,785    $  350,547
                                                                             ==============  =================  ============


                                                                                                             AMERICAN
                                                                                                             FUNDS
                                                                             AMERICAN        AMERICAN        INTERNATIONAL
                                                                             FUNDS           FUNDS           GROWTH AND
                                                                             INTERNATIONAL   INTERNATIONAL   INCOME
                                                                             CLASS 1         CLASS 2         CLASS 1
                                                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $       --    $  622,060,997    $       --
Changes From Operations:
   - Net investment income (loss)                                                  1,519          (375,922)           --
   - Net realized gain (loss) on investments                                         109        (5,589,896)           --
   - Net change in unrealized appreciation or depreciation on investments         11,316       106,985,021            --
                                                                             -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     12,944       101,019,203            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          154,599        27,021,886            --
   - Contract withdrawals and transfers to annuity reserves                           --       (60,028,939)           --
   - Contract transfers                                                           (2,294)       10,795,133            --
                                                                             -------------  ---------------  -------------
                                                                                 152,305       (22,211,920)           --
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                --            --
   - Annuity Payments                                                                 --           (28,618)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --           (34,234)           --
                                                                             -------------  ---------------  -------------
                                                                                      --           (62,852)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             152,305       (22,274,772)           --
                                                                             -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          165,249        78,744,431            --
                                                                             -------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  165,249       700,805,428            --
Changes From Operations:
   - Net investment income (loss)                                                  2,481        (1,058,776)       16,062
   - Net realized gain (loss) on investments                                       3,132        14,268,499        12,384
   - Net change in unrealized appreciation or depreciation on investments         44,867       119,788,911        23,283
                                                                             -------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     50,480       132,998,634        51,729
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          270,865        31,079,679       521,171
   - Contract withdrawals and transfers to annuity reserves                       (7,363)      (68,347,820)      (11,143)
   - Contract transfers                                                          (12,615)      (18,070,762)      256,305
                                                                             -------------  ---------------  -------------
                                                                                 250,887       (55,338,903)      766,333
   Annuity Reserves:
   - Annuity Payments                                                                 --           (29,205)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --             1,240            --
                                                                             -------------  ---------------  -------------
                                                                                      --           (27,965)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             250,887       (55,366,868)      766,333
                                                                             -------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          301,367        77,631,766       818,062
                                                                             -------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                               $  466,616    $  778,437,194    $  818,062
                                                                             =============  ===============  =============


                                                                             AMERICAN
                                                                             FUNDS
                                                                             MANAGED
                                                                             RISK ASSET
                                                                             ALLOCATION
                                                                             CLASS P1
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $      --
Changes From Operations:
   - Net investment income (loss)                                                    --
   - Net realized gain (loss) on investments                                         --
   - Net change in unrealized appreciation or depreciation on investments            --
                                                                             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              --
   - Contract withdrawals and transfers to annuity reserves                          --
   - Contract transfers                                                              --
                                                                             -----------
                                                                                     --
   Annuity Reserves:
   - Transfer from accumulation units                                                --
   - Annuity Payments                                                                --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --
                                                                             -----------
                                                                                     --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 --
                                                                             -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              --
                                                                             -----------
NET ASSETS AT DECEMBER 31, 2012                                                      --
Changes From Operations:
   - Net investment income (loss)                                                 3,113
   - Net realized gain (loss) on investments                                         86
   - Net change in unrealized appreciation or depreciation on investments        24,094
                                                                             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    27,293
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         355,037
   - Contract withdrawals and transfers to annuity reserves                        (946)
   - Contract transfers                                                             (76)
                                                                             -----------
                                                                                354,015
   Annuity Reserves:
   - Annuity Payments                                                                --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --
                                                                             -----------
                                                                                     --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            354,015
                                                                             -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         381,308
                                                                             -----------
NET ASSETS AT DECEMBER 31, 2013                                               $ 381,308
                                                                             ===========



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                              AMERICAN
                                                                              FUNDS                      AMERICAN
                                                                              MANAGED       AMERICAN     FUNDS
                                                                              RISK BLUE     FUNDS        MANAGED
                                                                              CHIP INCOME   MANAGED      RISK
                                                                              AND GROWTH    RISK GROWTH  GROWTH-INCOME
                                                                              CLASS P1      CLASS P1     CLASS P1
                                                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $      --     $      --       $    --
Changes From Operations:
   - Net investment income (loss)                                                     --            --            --
   - Net realized gain (loss) on investments                                          --            --            --
   - Net change in unrealized appreciation or depreciation on investments             --            --            --
                                                                              ------------  -----------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         --            --            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               --            --            --
   - Contract withdrawals and transfers to annuity reserves                           --            --            --
   - Contract transfers                                                               --            --            --
                                                                              ------------  -----------  ---------------
                                                                                      --            --            --
   Annuity Reserves:
   - Transfer from accumulation units                                                 --            --            --
   - Annuity Payments                                                                 --            --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --            --            --
                                                                              ------------  -----------  ---------------
                                                                                      --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  --            --            --
                                                                              ------------  -----------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               --            --            --
                                                                              ------------  -----------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                       --            --            --
Changes From Operations:
   - Net investment income (loss)                                                    156           217            59
   - Net realized gain (loss) on investments                                           1            10            --
   - Net change in unrealized appreciation or depreciation on investments            872         1,520           147
                                                                              ------------  -----------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      1,029         1,747           206
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           11,148        50,010         6,069
   - Contract withdrawals and transfers to annuity reserves                           --          (555)           --
   - Contract transfers                                                               --            --            --
                                                                              ------------  -----------  ---------------
                                                                                  11,148        49,455         6,069
   Annuity Reserves:
   - Annuity Payments                                                                 --            --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --            --            --
                                                                              ------------  -----------  ---------------
                                                                                      --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              11,148        49,455         6,069
                                                                              ------------  -----------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           12,177        51,202         6,275
                                                                              ------------  -----------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                $  12,177     $  51,202       $ 6,275
                                                                              ============  ===========  ===============



                                                                                                             AMERICAN
                                                                                                             FUNDS U.S.
                                                                                                AMERICAN     GOVERNMENT/
                                                                              AMERICAN FUNDS    FUNDS        AAA-RATED
                                                                              MORTGAGE          NEW WORLD    SECURITIES
                                                                              CLASS 1           CLASS 1      CLASS 1
                                                                              SUBACCOUNT        SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                    $       --     $       --    $      --
Changes From Operations:
   - Net investment income (loss)                                                       123            196          358
   - Net realized gain (loss) on investments                                          1,048             71          228
   - Net change in unrealized appreciation or depreciation on investments            (1,650)         1,774         (631)
                                                                              ----------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          (479)         2,041          (45)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              93,784         24,903       33,770
   - Contract withdrawals and transfers to annuity reserves                            (423)          (203)        (942)
   - Contract transfers                                                              54,529            641       32,153
                                                                              ----------------  -----------  ------------
                                                                                    147,890         25,341       64,981
   Annuity Reserves:
   - Transfer from accumulation units                                                    --             --           --
   - Annuity Payments                                                                    --             --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --             --           --
                                                                              ----------------  -----------  ------------
                                                                                         --             --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                147,890         25,341       64,981
                                                                              ----------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             147,411         27,382       64,936
                                                                              ----------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                     147,411         27,382       64,936
Changes From Operations:
   - Net investment income (loss)                                                       (43)         5,730         (357)
   - Net realized gain (loss) on investments                                            151          1,456       (2,212)
   - Net change in unrealized appreciation or depreciation on investments            (6,315)        25,764       (8,881)
                                                                              ----------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        (6,207)        32,950      (11,450)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             147,950        493,629      290,101
   - Contract withdrawals and transfers to annuity reserves                          (4,654)        (8,020)      (6,528)
   - Contract transfers                                                              30,293        135,554      (66,482)
                                                                              ----------------  -----------  ------------
                                                                                    173,589        621,163      217,091
   Annuity Reserves:
   - Annuity Payments                                                                    --             --           --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --             --           --
                                                                              ----------------  -----------  ------------
                                                                                         --             --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                173,589        621,163      217,091
                                                                              ----------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             167,382        654,113      205,641
                                                                              ----------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 2013                                                  $  314,793     $  681,495    $ 270,577
                                                                              ================  ===========  ============





                                                                              BLACKROCK         BLACKROCK         DELAWARE VIP
                                                                              GLOBAL            GLOBAL            DIVERSIFIED
                                                                              ALLOCATION V.I.   ALLOCATION V.I.   INCOME
                                                                              CLASS I           CLASS III         STANDARD CLASS
                                                                              SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $      --      $  1,039,089,031     $       --
Changes From Operations:
   - Net investment income (loss)                                                     953            (2,810,821)           (17)
   - Net realized gain (loss) on investments                                          194             5,459,441             --
   - Net change in unrealized appreciation or depreciation on investments            (139)           84,844,047             65
                                                                              ---------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       1,008            87,492,667             48
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            66,212           139,284,256         59,000
   - Contract withdrawals and transfers to annuity reserves                            --           (67,842,690)            --
   - Contract transfers                                                                --            67,417,356          2,500
                                                                              ---------------  -----------------  --------------
                                                                                   66,212           138,858,922         61,500
   Annuity Reserves:
   - Transfer from accumulation units                                                  --                    --             --
   - Annuity Payments                                                                  --               (17,105)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --                (1,115)            --
                                                                              ---------------  -----------------  --------------
                                                                                       --               (18,220)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               66,212           138,840,702         61,500
                                                                              ---------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            67,220           226,333,369         61,548
                                                                              ---------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    67,220         1,265,422,400         61,548
Changes From Operations:
   - Net investment income (loss)                                                   5,034            (9,287,835)          (193)
   - Net realized gain (loss) on investments                                       21,904            70,594,933         (1,064)
   - Net change in unrealized appreciation or depreciation on investments          13,074            93,822,866           (558)
                                                                              ---------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      40,012           155,129,964         (1,815)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           782,089            56,950,822        385,931
   - Contract withdrawals and transfers to annuity reserves                       (25,184)          (82,994,050)       (34,630)
   - Contract transfers                                                            73,729             1,661,930        152,136
                                                                              ---------------  -----------------  --------------
                                                                                  830,634           (24,381,298)       503,437
   Annuity Reserves:
   - Annuity Payments                                                                  --               (20,378)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --                   679             --
                                                                              ---------------  -----------------  --------------
                                                                                       --               (19,699)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              830,634           (24,400,997)       503,437
                                                                              ---------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           870,646           130,728,967        501,622
                                                                              ---------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $ 937,866      $  1,396,151,367     $  563,170
                                                                              ===============  =================  ==============





                                                                                DELAWARE VIP     DELAWARE VIP
                                                                                DIVERSIFIED      EMERGING         DELAWARE VIP
                                                                                INCOME           MARKETS          HIGH YIELD
                                                                                SERVICE CLASS    SERVICE CLASS    STANDARD CLASS
                                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  1,190,826,571   $  308,378,797    $   5,252,890
Changes From Operations:
   - Net investment income (loss)                                                   17,771,940       (3,081,990)         367,361
   - Net realized gain (loss) on investments                                        47,218,645       (2,734,761)          69,605
   - Net change in unrealized appreciation or depreciation on investments            1,287,582       44,447,961          785,705
                                                                              -----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       66,278,167       38,631,210        1,222,671
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            120,335,823       30,061,998            2,161
   - Contract withdrawals and transfers to annuity reserves                        (99,051,371)     (23,465,956)      (1,012,258)
   - Contract transfers                                                            122,031,314       (3,613,078)       4,661,424
                                                                              -----------------  ---------------  ---------------
                                                                                   143,315,766        2,982,964        3,651,327
   Annuity Reserves:
   - Transfer from accumulation units                                                   10,270               --               --
   - Annuity Payments                                                                  (28,491)          (8,416)            (290)
   - Receipt (reimbursement) of mortality guarantee adjustments                         (3,868)             (67)              49
                                                                              -----------------  ---------------  ---------------
                                                                                       (22,089)          (8,483)            (241)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               143,293,677        2,974,481        3,651,086
                                                                              -----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            209,571,844       41,605,691        4,873,757
                                                                              -----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  1,400,398,415      349,984,488       10,126,647
Changes From Operations:
   - Net investment income (loss)                                                    7,667,643         (671,082)         639,021
   - Net realized gain (loss) on investments                                        19,285,385        4,341,490          382,760
   - Net change in unrealized appreciation or depreciation on investments          (71,365,727)      24,441,965         (429,579)
                                                                              -----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (44,412,699)      28,112,373          592,202
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            147,227,353       11,528,945            8,215
   - Contract withdrawals and transfers to annuity reserves                       (111,539,752)     (26,685,586)        (673,565)
   - Contract transfers                                                             28,910,594        3,373,486       (4,930,327)
                                                                              -----------------  ---------------  ---------------
                                                                                    64,598,195      (11,783,155)      (5,595,677)
   Annuity Reserves:
   - Annuity Payments                                                                  (25,083)          (8,917)            (314)
   - Receipt (reimbursement) of mortality guarantee adjustments                            626                8               66
                                                                              -----------------  ---------------  ---------------
                                                                                       (24,457)          (8,909)            (248)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                64,573,738      (11,792,064)      (5,595,925)
                                                                              -----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             20,161,039       16,320,309       (5,003,723)
                                                                              -----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  1,420,559,454   $  366,304,797    $   5,122,924
                                                                              =================  ===============  ===============






                                                                               DELAWARE VIP
                                                                               HIGH YIELD
                                                                               SERVICE CLASS
                                                                               SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   243,741,485
Changes From Operations:
   - Net investment income (loss)                                                  17,136,312
   - Net realized gain (loss) on investments                                        4,278,966
   - Net change in unrealized appreciation or depreciation on investments          13,772,312
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      35,187,590
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             2,652,079
   - Contract withdrawals and transfers to annuity reserves                       (29,037,193)
   - Contract transfers                                                            (3,539,710)
                                                                              ----------------
                                                                                  (29,924,824)
   Annuity Reserves:
   - Transfer from accumulation units                                                      --
   - Annuity Payments                                                                 (17,094)
   - Receipt (reimbursement) of mortality guarantee adjustments                        (9,042)
                                                                              ----------------
                                                                                      (26,136)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (29,950,960)
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             5,236,630
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2012                                                   248,978,115
Changes From Operations:
   - Net investment income (loss)                                                  13,305,838
   - Net realized gain (loss) on investments                                        6,110,240
   - Net change in unrealized appreciation or depreciation on investments          (3,181,721)
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      16,234,357
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             1,664,856
   - Contract withdrawals and transfers to annuity reserves                       (28,449,137)
   - Contract transfers                                                           (13,650,778)
                                                                              ----------------
                                                                                  (40,435,059)
   Annuity Reserves:
   - Annuity Payments                                                                 (16,777)
   - Receipt (reimbursement) of mortality guarantee adjustments                           591
                                                                              ----------------
                                                                                      (16,186)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (40,451,245)
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (24,216,888)
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $   224,761,227
                                                                              ================



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                              DELAWARE VIP     DELAWARE VIP
                                                                              DELAWARE VIP    LIMITED-TERM     LIMITED-TERM
                                                                              INTERNATIONAL   DIVERSIFIED      DIVERSIFIED
                                                                              VALUE EQUITY    INCOME           INCOME
                                                                              STANDARD CLASS  STANDARD CLASS   SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $  222,522      $       --    $    911,377,732
Changes From Operations:
   - Net investment income (loss)                                                    2,692              89             987,037
   - Net realized gain (loss) on investments                                       (24,620)             --           9,379,110
   - Net change in unrealized appreciation or depreciation on investments           50,860            (164)            547,662
                                                                              --------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       28,932             (75)         10,913,809
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                111          35,018         107,274,973
   - Contract withdrawals and transfers to annuity reserves                        (33,578)         (1,064)        (83,298,604)
   - Contract transfers                                                             (3,505)         43,100         152,531,699
                                                                              --------------  --------------  -----------------
                                                                                   (36,972)         77,054         176,508,068
   Annuity Reserves:
   - Transfer from accumulation units                                                   --              --                  --
   - Annuity Payments                                                                   --              --              (9,704)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --                (713)
                                                                              --------------  --------------  -----------------
                                                                                        --              --             (10,417)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (36,972)         77,054         176,497,651
                                                                              --------------  --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (8,040)         76,979         187,411,460
                                                                              --------------  --------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                    214,482          76,979       1,098,789,192
Changes From Operations:
   - Net investment income (loss)                                                      240            (259)           (635,155)
   - Net realized gain (loss) on investments                                       (11,046)           (752)         (1,654,789)
   - Net change in unrealized appreciation or depreciation on investments           50,190          (2,363)        (27,575,156)
                                                                              --------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       39,384          (3,374)        (29,865,100)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                111         380,913         182,202,100
   - Contract withdrawals and transfers to annuity reserves                        (20,412)        (14,825)        (89,951,864)
   - Contract transfers                                                            (15,785)        463,119         135,199,449
                                                                              --------------  --------------  -----------------
                                                                                   (36,086)        829,207         227,449,685
   Annuity Reserves:
   - Annuity Payments                                                                   --              --             (12,821)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --                  15
                                                                              --------------  --------------  -----------------
                                                                                        --              --             (12,806)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (36,086)        829,207         227,436,879
                                                                              --------------  --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              3,298         825,833         197,571,779
                                                                              --------------  --------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  217,780      $  902,812    $  1,296,360,971
                                                                              ==============  ==============  =================


                                                                                                               DELAWARE VIP
                                                                                                               SMALL CAP
                                                                              DELAWARE         DELAWARE        VALUE
                                                                              VIP REIT         VIP REIT        STANDARD
                                                                              STANDARD CLASS   SERVICE CLASS   CLASS
                                                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $  4,660,435   $  124,874,170   $  7,526,918
Changes From Operations:
   - Net investment income (loss)                                                     7,182         (591,851)       (60,862)
   - Net realized gain (loss) on investments                                        (63,995)        (559,526)       904,692
   - Net change in unrealized appreciation or depreciation on investments           730,412       19,474,743         30,824
                                                                              --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       673,599       18,323,366        874,654
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               3,122        8,988,071         24,055
   - Contract withdrawals and transfers to annuity reserves                        (730,658)     (14,769,321)      (878,796)
   - Contract transfers                                                            (232,608)      13,685,304       (436,957)
                                                                              --------------  ---------------  -------------
                                                                                   (960,144)       7,904,054     (1,291,698)
   Annuity Reserves:
   - Transfer from accumulation units                                                    --            5,327             --
   - Annuity Payments                                                               (18,050)         (35,337)        (1,090)
   - Receipt (reimbursement) of mortality guarantee adjustments                         (95)           1,764             47
                                                                              --------------  ---------------  -------------
                                                                                    (18,145)         (28,246)        (1,043)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (978,289)       7,875,808     (1,292,741)
                                                                              --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (304,690)      26,199,174       (418,087)
                                                                              --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                   4,355,745      151,073,344      7,108,831
Changes From Operations:
   - Net investment income (loss)                                                     3,313         (582,745)       (51,330)
   - Net realized gain (loss) on investments                                         32,081        2,801,314        839,602
   - Net change in unrealized appreciation or depreciation on investments            (2,359)      (1,691,895)     1,284,911
                                                                              --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        33,035          526,674      2,073,183
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              15,992        8,535,178         25,249
   - Contract withdrawals and transfers to annuity reserves                        (451,585)     (16,378,401)    (1,011,898)
   - Contract transfers                                                             325,234       (3,385,337)      (136,831)
                                                                              --------------  ---------------  -------------
                                                                                   (110,359)     (11,228,560)    (1,123,480)
   Annuity Reserves:
   - Annuity Payments                                                               (19,977)         (29,580)        (1,268)
   - Receipt (reimbursement) of mortality guarantee adjustments                         460            5,108             96
                                                                              --------------  ---------------  -------------
                                                                                    (19,517)         (24,472)        (1,172)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (129,876)     (11,253,032)    (1,124,652)
                                                                              --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (96,841)     (10,726,358)       948,531
                                                                              --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  4,258,904   $  140,346,986   $  8,057,362
                                                                              ==============  ===============  =============


                                                                                               DELAWARE VIP
                                                                               DELAWARE VIP    SMID CAP         DELAWARE VIP
                                                                               SMALL CAP       GROWTH           SMID CAP
                                                                               VALUE           STANDARD         GROWTH
                                                                               SERVICE CLASS   CLASS            SERVICE CLASS
                                                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  323,498,204   $   8,532,844   $   115,611,592
Changes From Operations:
   - Net investment income (loss)                                                 (4,547,877)       (101,486)       (2,440,138)
   - Net realized gain (loss) on investments                                      34,967,735         821,766        11,159,358
   - Net change in unrealized appreciation or depreciation on investments          6,641,772          91,764            87,514
                                                                              ---------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     37,061,630         812,044         8,806,734
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           27,529,067          43,190        18,274,788
   - Contract withdrawals and transfers to annuity reserves                      (30,636,556)     (1,296,727)      (14,408,778)
   - Contract transfers                                                          (32,033,254)       (254,015)        3,826,089
                                                                              ---------------  --------------  ----------------
                                                                                 (35,140,743)     (1,507,552)        7,692,099
   Annuity Reserves:
   - Transfer from accumulation units                                                     --              --                --
   - Annuity Payments                                                                (15,381)         (2,153)            1,824
   - Receipt (reimbursement) of mortality guarantee adjustments                          203         (35,840)           (2,415)
                                                                              ---------------  --------------  ----------------
                                                                                     (15,178)        (37,993)             (591)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (35,155,921)     (1,545,545)        7,691,508
                                                                              ---------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            1,905,709        (733,501)       16,498,242
                                                                              ---------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                  325,403,913       7,799,343       132,109,834
Changes From Operations:
   - Net investment income (loss)                                                 (4,052,593)       (117,902)       (2,461,174)
   - Net realized gain (loss) on investments                                      33,931,053         902,413        15,253,977
   - Net change in unrealized appreciation or depreciation on investments         64,867,532       2,022,154        35,339,747
                                                                              ---------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     94,745,992       2,806,665        48,132,550
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           10,810,499          29,925         9,644,355
   - Contract withdrawals and transfers to annuity reserves                      (33,354,379)     (1,124,117)      (15,753,085)
   - Contract transfers                                                          (24,678,018)        (79,982)       (4,196,255)
                                                                              ---------------  --------------  ----------------
                                                                                 (47,221,898)     (1,174,174)      (10,304,985)
   Annuity Reserves:
   - Annuity Payments                                                                 (4,158)         (2,701)          (11,775)
   - Receipt (reimbursement) of mortality guarantee adjustments                         (706)             46            (1,403)
                                                                              ---------------  --------------  ----------------
                                                                                      (4,864)         (2,655)          (13,178)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (47,226,762)     (1,176,829)      (10,318,163)
                                                                              ---------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           47,519,230       1,629,836        37,814,387
                                                                              ---------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  372,923,143   $   9,429,179   $   169,924,221
                                                                              ===============  ==============  ================



                                                                                                DELAWARE
                                                                               DELAWARE VIP     VIP VALUE       DELAWARE
                                                                               U.S. GROWTH      STANDARD        VIP VALUE
                                                                               SERVICE CLASS    CLASS           SERVICE CLASS
                                                                               SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  232,573,464   $  5,811,505   $  154,062,662
Changes From Operations:
   - Net investment income (loss)                                                 (3,041,360)        46,265          494,661
   - Net realized gain (loss) on investments                                      11,486,369        127,953        3,984,869
   - Net change in unrealized appreciation or depreciation on investments         24,521,265        536,788       15,708,773
                                                                              ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     32,966,274        711,006       20,188,303
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           20,679,017        192,987       10,769,652
   - Contract withdrawals and transfers to annuity reserves                      (16,556,917)      (632,026)     (17,078,635)
   - Contract transfers                                                            6,477,986       (328,729)      16,574,554
                                                                              ---------------  -------------  ---------------
                                                                                  10,600,086       (767,768)      10,265,571
   Annuity Reserves:
   - Transfer from accumulation units                                                     --             --            5,315
   - Annuity Payments                                                                 (1,181)        (3,826)          (3,953)
   - Receipt (reimbursement) of mortality guarantee adjustments                       (8,819)       (15,577)          (3,937)
                                                                              ---------------  -------------  ---------------
                                                                                     (10,000)       (19,403)          (2,575)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              10,590,086       (787,171)      10,262,996
                                                                              ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           43,556,360        (76,165)      30,451,299
                                                                              ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  276,129,824      5,735,340      184,513,961
Changes From Operations:
   - Net investment income (loss)                                                 (3,160,836)        20,416         (373,735)
   - Net realized gain (loss) on investments                                      28,518,909        300,939       12,555,323
   - Net change in unrealized appreciation or depreciation on investments         62,455,438      1,465,995       46,303,024
                                                                              ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     87,813,511      1,787,350       58,484,612
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           15,982,014          5,489        9,109,231
   - Contract withdrawals and transfers to annuity reserves                      (19,950,756)      (607,819)     (22,376,380)
   - Contract transfers                                                          (24,564,335)       487,228       20,401,005
                                                                              ---------------  -------------  ---------------
                                                                                 (28,533,077)      (115,102)       7,133,856
   Annuity Reserves:
   - Annuity Payments                                                                   (931)        (2,510)          (9,295)
   - Receipt (reimbursement) of mortality guarantee adjustments                          446            524           (2,423)
                                                                              ---------------  -------------  ---------------
                                                                                        (485)        (1,986)         (11,718)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (28,533,562)      (117,088)       7,122,138
                                                                              ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           59,279,949      1,670,262       65,606,750
                                                                              ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  335,409,773   $  7,405,602   $  250,120,711
                                                                              ===============  =============  ===============




                                                                              DWS ALTERNATIVE
                                                                              ASSET ALLOCATION
                                                                              VIP CLASS A
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                    $      --
Changes From Operations:
   - Net investment income (loss)                                                      (84)
   - Net realized gain (loss) on investments                                            13
   - Net change in unrealized appreciation or depreciation on investments              826
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          755
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             39,400
   - Contract withdrawals and transfers to annuity reserves                           (236)
   - Contract transfers                                                              1,259
                                                                              ----------------
                                                                                    40,423
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                              ----------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                40,423
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             41,178
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2012                                                     41,178
Changes From Operations:
   - Net investment income (loss)                                                   (1,421)
   - Net realized gain (loss) on investments                                          (788)
   - Net change in unrealized appreciation or depreciation on investments            6,938
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        4,729
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            323,114
   - Contract withdrawals and transfers to annuity reserves                        (19,434)
   - Contract transfers                                                            287,857
                                                                              ----------------
                                                                                   591,537
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                              ----------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               591,537
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            596,266
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2013                                                  $ 637,444
                                                                              ================



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                DWS ALTERNATIVE     DWS EQUITY       DWS EQUITY
                                                                                ASSET ALLOCATION    500 INDEX        500 INDEX
                                                                                VIP CLASS B         VIP CLASS A      VIP CLASS B
                                                                                SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                     $  37,965,035    $   18,412,219   $   25,866,328
Changes From Operations:
   - Net investment income (loss)                                                       640,047            51,268          (45,876)
   - Net realized gain (loss) on investments                                            437,633           638,697        1,298,076
   - Net change in unrealized appreciation or depreciation on investments             1,993,716         1,837,295        2,106,581
                                                                                -----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         3,071,396         2,527,260        3,358,781
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               5,636,709           169,137           97,858
   - Contract withdrawals and transfers to annuity reserves                          (3,269,757)       (2,408,414)      (3,464,499)
   - Contract transfers                                                               5,483,680           (16,877)      (1,424,021)
                                                                                -----------------  ---------------  ---------------
                                                                                      7,850,632        (2,256,154)      (4,790,662)
   Annuity Reserves:
   - Transfer from accumulation units                                                        --                --               --
   - Annuity Payments                                                                        --            (4,788)          (3,045)
   - Receipt (reimbursement) of mortality guarantee adjustments                              --           (91,123)              52
                                                                                -----------------  ---------------  ---------------
                                                                                             --           (95,911)          (2,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  7,850,632        (2,352,065)      (4,793,655)
                                                                                -----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              10,922,028           175,195       (1,434,874)
                                                                                -----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                      48,887,063        18,587,414       24,431,454
Changes From Operations:
   - Net investment income (loss)                                                        37,117           149,304          236,805
   - Net realized gain (loss) on investments                                            163,330         4,440,301        7,384,874
   - Net change in unrealized appreciation or depreciation on investments              (700,499)         (705,958)      (3,701,998)
                                                                                -----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          (500,052)        3,883,647        3,919,681
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               3,359,508            49,292           22,862
   - Contract withdrawals and transfers to annuity reserves                          (3,953,006)       (2,226,719)      (1,808,043)
   - Contract transfers                                                               5,204,417       (12,042,451)     (26,564,769)
                                                                                -----------------  ---------------  ---------------
                                                                                      4,610,919       (14,219,878)     (28,349,950)
   Annuity Reserves:
   - Annuity Payments                                                                        --            (2,006)          (1,185)
   - Receipt (reimbursement) of mortality guarantee adjustments                              --               322               --
                                                                                -----------------  ---------------  ---------------
                                                                                             --            (1,684)          (1,185)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  4,610,919       (14,221,562)     (28,351,135)
                                                                                -----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               4,110,867       (10,337,915)     (24,431,454)
                                                                                -----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                   $  52,997,930    $    8,249,499   $           --
                                                                                =================  ===============  ===============


                                                                                 DWS SMALL       DWS SMALL         FIDELITY VIP
                                                                                 CAP INDEX       CAP INDEX         CONTRAFUND
                                                                                 VIP CLASS A     VIP CLASS B       SERVICE CLASS 2
                                                                                 SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $   5,003,402   $   12,331,980   $     912,428,246
Changes From Operations:
   - Net investment income (loss)                                                     (33,542)        (115,167)         (5,278,177)
   - Net realized gain (loss) on investments                                           95,948          135,978           9,132,422
   - Net change in unrealized appreciation or depreciation on investments             614,507        1,578,014         124,403,825
                                                                                --------------  ---------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         676,913        1,598,825         128,258,070
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                42,888           55,192          58,829,969
   - Contract withdrawals and transfers to annuity reserves                          (843,519)      (1,739,595)        (85,350,182)
   - Contract transfers                                                              (206,926)      (1,108,392)        (31,410,933)
                                                                                --------------  ---------------  ------------------
                                                                                   (1,007,557)      (2,792,795)        (57,931,146)
   Annuity Reserves:
   - Transfer from accumulation units                                                      --               --                  --
   - Annuity Payments                                                                      --           (9,623)            (29,781)
   - Receipt (reimbursement) of mortality guarantee adjustments                            --               (2)             (1,581)
                                                                                --------------  ---------------  ------------------
                                                                                           --           (9,625)            (31,362)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (1,007,557)      (2,802,420)        (57,962,508)
                                                                                --------------  ---------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (330,644)      (1,203,595)         70,295,562
                                                                                --------------  ---------------  ------------------
NET ASSETS AT DECEMBER 31, 2012                                                     4,672,758       11,128,385         982,723,808
Changes From Operations:
   - Net investment income (loss)                                                       4,255          100,343          (8,780,677)
   - Net realized gain (loss) on investments                                          444,538        2,647,871          37,609,681
   - Net change in unrealized appreciation or depreciation on investments           1,103,588         (923,878)        240,308,847
                                                                                --------------  ---------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       1,552,381        1,824,336         269,137,851
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 7,428           10,525          36,550,358
   - Contract withdrawals and transfers to annuity reserves                          (567,334)        (797,687)        (91,476,318)
   - Contract transfers                                                              (348,408)     (12,165,559)        (49,078,471)
                                                                                --------------  ---------------  ------------------
                                                                                     (908,314)     (12,952,721)       (104,004,431)
   Annuity Reserves:
   - Annuity Payments                                                                      --               --             (14,509)
   - Receipt (reimbursement) of mortality guarantee adjustments                            --               --                 235
                                                                                --------------  ---------------  ------------------
                                                                                           --               --             (14,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 (908,314)     (12,952,721)       (104,018,705)
                                                                                --------------  ---------------  ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               644,067      (11,128,385)        165,119,146
                                                                                --------------  ---------------  ------------------
NET ASSETS AT DECEMBER 31, 2013                                                 $   5,316,825   $           --   $   1,147,842,954
                                                                                ==============  ===============  ==================


                                                                                FIDELITY VIP    FIDELITY VIP     FIDELITY VIP
                                                                                EQUITY-INCOME   EQUITY-INCOME    GROWTH
                                                                                INITIAL CLASS   SERVICE CLASS 2  INITIAL CLASS
                                                                                SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $   5,855,188   $   35,610,265   $  4,775,306
Changes From Operations:
   - Net investment income (loss)                                                     100,734          382,516        (41,365)
   - Net realized gain (loss) on investments                                          276,103        1,269,072        (13,207)
   - Net change in unrealized appreciation or depreciation on investments             503,124        3,307,947        677,110
                                                                                --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         879,961        4,959,535        622,538
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               226,358          209,497         33,925
   - Contract withdrawals and transfers to annuity reserves                          (594,901)      (5,349,557)      (534,331)
   - Contract transfers                                                              (314,736)      (2,321,251)      (138,094)
                                                                                --------------  ---------------  -------------
                                                                                     (683,279)      (7,461,311)      (638,500)
   Annuity Reserves:
   - Transfer from accumulation units                                                      --               --             --
   - Annuity Payments                                                                  (1,557)         (16,874)        (1,607)
   - Receipt (reimbursement) of mortality guarantee adjustments                       (14,660)              (2)       (63,740)
                                                                                --------------  ---------------  -------------
                                                                                      (16,217)         (16,876)       (65,347)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 (699,496)      (7,478,187)      (703,847)
                                                                                --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               180,465       (2,518,652)       (81,309)
                                                                                --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                     6,035,653       33,091,613      4,693,997
Changes From Operations:
   - Net investment income (loss)                                                     (33,572)        (213,883)       (55,724)
   - Net realized gain (loss) on investments                                          364,648        2,513,407         88,851
   - Net change in unrealized appreciation or depreciation on investments             670,085        3,132,140      1,432,453
                                                                                --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       1,001,161        5,431,664      1,465,580
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 1,259           93,726         20,230
   - Contract withdrawals and transfers to annuity reserves                          (395,818)      (1,533,387)      (581,513)
   - Contract transfers                                                            (6,642,255)     (37,066,175)      (148,306)
                                                                                --------------  ---------------  -------------
                                                                                   (7,036,814)     (38,505,836)      (709,589)
   Annuity Reserves:
   - Annuity Payments                                                                      --          (17,617)          (427)
   - Receipt (reimbursement) of mortality guarantee adjustments                            --              176            159
                                                                                --------------  ---------------  -------------
                                                                                           --          (17,441)          (268)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (7,036,814)     (38,523,277)      (709,857)
                                                                                --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (6,035,653)     (33,091,613)       755,723
                                                                                --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                 $          --   $           --   $  5,449,720
                                                                                ==============  ===============  =============


                                                                                FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                                GROWTH            MID CAP           OVERSEAS
                                                                                SERVICE CLASS 2   SERVICE CLASS 2   INITIAL CLASS
                                                                                SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $  112,879,306   $   426,177,922   $   1,688,755
Changes From Operations:
   - Net investment income (loss)                                                   (1,486,457)       (5,953,961)          5,744
   - Net realized gain (loss) on investments                                         3,754,938        44,128,245         (76,279)
   - Net change in unrealized appreciation or depreciation on investments            9,628,049        15,875,470         353,914
                                                                                ---------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       11,896,530        54,049,754         283,379
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              8,208,415        39,403,156           2,191
   - Contract withdrawals and transfers to annuity reserves                         (9,905,125)      (32,858,670)       (267,619)
   - Contract transfers                                                              5,298,526        (7,615,077)        (93,780)
                                                                                ---------------  ----------------  --------------
                                                                                     3,601,816        (1,070,591)       (359,208)
   Annuity Reserves:
   - Transfer from accumulation units                                                       --                --              --
   - Annuity Payments                                                                   (4,466)          (34,040)             69
   - Receipt (reimbursement) of mortality guarantee adjustments                         (1,510)           (1,934)        (69,895)
                                                                                ---------------  ----------------  --------------
                                                                                        (5,976)          (35,974)        (69,826)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 3,595,840        (1,106,565)       (429,034)
                                                                                ---------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             15,492,370        52,943,189        (145,655)
                                                                                ---------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    128,371,676       479,121,111       1,543,100
Changes From Operations:
   - Net investment income (loss)                                                   (2,398,251)       (7,156,542)         (8,461)
   - Net realized gain (loss) on investments                                         8,704,050        84,195,429          69,867
   - Net change in unrealized appreciation or depreciation on investments           35,563,204        74,232,293         116,119
                                                                                ---------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       41,869,003       151,271,180         177,525
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              8,099,983        23,549,243           2,371
   - Contract withdrawals and transfers to annuity reserves                        (11,253,819)      (40,012,680)        (51,740)
   - Contract transfers                                                             (6,417,882)      (46,127,128)     (1,671,256)
                                                                                ---------------  ----------------  --------------
                                                                                    (9,571,718)      (62,590,565)     (1,720,625)
   Annuity Reserves:
   - Annuity Payments                                                                   (5,761)           (8,254)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                              1              (101)             --
                                                                                ---------------  ----------------  --------------
                                                                                        (5,760)           (8,355)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (9,577,478)      (62,598,920)     (1,720,625)
                                                                                ---------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             32,291,525        88,672,260      (1,543,100)
                                                                                ---------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  160,663,201   $   567,793,371   $          --
                                                                                ===============  ================  ==============


                                                                                FIDELITY VIP
                                                                                OVERSEAS
                                                                                SERVICE CLASS 2
                                                                                SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $   73,555,411
Changes From Operations:
   - Net investment income (loss)                                                      (41,703)
   - Net realized gain (loss) on investments                                        (2,435,621)
   - Net change in unrealized appreciation or depreciation on investments           14,662,529
                                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       12,185,205
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              1,075,663
   - Contract withdrawals and transfers to annuity reserves                         (8,036,013)
   - Contract transfers                                                             (8,642,448)
                                                                                ---------------
                                                                                   (15,602,798)
   Annuity Reserves:
   - Transfer from accumulation units                                                       --
   - Annuity Payments                                                                  (15,587)
   - Receipt (reimbursement) of mortality guarantee adjustments                         (5,919)
                                                                                ---------------
                                                                                       (21,506)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (15,624,304)
                                                                                ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (3,439,099)
                                                                                ---------------
NET ASSETS AT DECEMBER 31, 2012                                                     70,116,312
Changes From Operations:
   - Net investment income (loss)                                                     (439,883)
   - Net realized gain (loss) on investments                                         5,818,570
   - Net change in unrealized appreciation or depreciation on investments            2,438,470
                                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        7,817,157
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                361,343
   - Contract withdrawals and transfers to annuity reserves                         (2,930,251)
   - Contract transfers                                                            (75,349,169)
                                                                                ---------------
                                                                                   (77,918,077)
   Annuity Reserves:
   - Annuity Payments                                                                  (15,414)
   - Receipt (reimbursement) of mortality guarantee adjustments                             22
                                                                                ---------------
                                                                                       (15,392)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (77,933,469)
                                                                                ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (70,116,312)
                                                                                ---------------
NET ASSETS AT DECEMBER 31, 2013                                                 $           --
                                                                                ===============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                                 FTVIPT
                                                                                FTVIPT           FRANKLIN          FTVIPT
                                                                                FRANKLIN         SMALL-MID         MUTUAL
                                                                                INCOME           CAP GROWTH        SHARES
                                                                                SECURITIES       SECURITIES        SECURITIES
                                                                                CLASS 2          CLASS 2           CLASS 2
                                                                                SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  530,064,143   $    99,563,324   $  615,076,571
Changes From Operations:
   - Net investment income (loss)                                                 27,812,032        (1,663,792)       5,990,660
   - Net realized gain (loss) on investments                                        (465,253)        9,975,629        5,186,353
   - Net change in unrealized appreciation or depreciation on investments         30,905,011           327,046       71,086,582
                                                                              ---------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     58,251,790         8,638,883       82,263,595
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           34,952,592         1,572,129       43,229,845
   - Contract withdrawals and transfers to annuity reserves                      (52,149,213)      (10,227,167)     (44,620,207)
   - Contract transfers                                                           16,217,159        (4,080,093)      18,934,561
                                                                              ---------------  ----------------  ---------------
                                                                                    (979,462)      (12,735,131)      17,544,199
   Annuity Reserves:
   - Transfer from accumulation units                                                  5,236                --               --
   - Annuity Payments                                                                 (4,905)           (2,253)         (20,831)
   - Receipt (reimbursement) of mortality guarantee adjustments                       (1,019)              490           (1,871)
                                                                              ---------------  ----------------  ---------------
                                                                                        (688)           (1,763)         (22,702)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (980,150)      (12,736,894)      17,521,497
                                                                              ---------------  ----------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           57,271,640        (4,098,011)      99,785,092
                                                                              ---------------  ----------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  587,335,783        95,465,313      714,861,663
Changes From Operations:
   - Net investment income (loss)                                                 28,952,647          (609,204)       6,360,506
   - Net realized gain (loss) on investments                                       5,069,443        23,061,593       25,561,425
   - Net change in unrealized appreciation or depreciation on investments         35,863,934        (7,116,865)     149,773,803
                                                                              ---------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     69,886,024        15,335,524      181,695,734
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           32,994,337           404,972       29,636,998
   - Contract withdrawals and transfers to annuity reserves                      (56,556,195)       (3,873,392)     (50,334,772)
   - Contract transfers                                                            3,375,507      (107,331,547)     (54,546,613)
                                                                              ---------------  ----------------  ---------------
                                                                                 (20,186,351)     (110,799,967)     (75,244,387)
   Annuity Reserves:
   - Annuity Payments                                                                 (7,476)             (717)          (4,262)
   - Receipt (reimbursement) of mortality guarantee adjustments                       (2,123)               --               25
                                                                              ---------------  ----------------  ---------------
                                                                                      (9,599)             (717)          (4,237)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (20,195,950)     (110,800,684)     (75,248,624)
                                                                              ---------------  ----------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           49,690,074       (95,465,160)     106,447,110
                                                                              ---------------  ----------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  637,025,857   $           153   $  821,308,773
                                                                              ===============  ================  ===============


                                                                                                                  GOLDMAN
                                                                                FTVIPT           FTVIPT           SACHS VIT
                                                                                TEMPLETON        TEMPLETON        LARGE CAP
                                                                                GLOBAL BOND      GROWTH           VALUE
                                                                                SECURITIES       SECURITIES       SERVICE
                                                                                CLASS 2          CLASS 2          CLASS
                                                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   574,633,153   $  48,108,484   $   156,722,125
Changes From Operations:
   - Net investment income (loss)                                                  27,602,264         183,578           260,785
   - Net realized gain (loss) on investments                                       10,756,376      (2,257,608)        6,100,367
   - Net change in unrealized appreciation or depreciation on investments          32,450,476      10,377,900        20,158,196
                                                                              ----------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      70,809,116       8,303,870        26,519,348
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             3,426,346         195,330         1,637,385
   - Contract withdrawals and transfers to annuity reserves                       (59,102,349)     (6,585,601)       (8,060,114)
   - Contract transfers                                                           (21,556,431)     (3,279,789)      (16,453,857)
                                                                              ----------------  --------------  ----------------
                                                                                  (77,232,434)     (9,670,060)      (22,876,586)
   Annuity Reserves:
   - Transfer from accumulation units                                                      --              --                --
   - Annuity Payments                                                                  (2,016)         (7,886)               --
   - Receipt (reimbursement) of mortality guarantee adjustments                        (2,489)            270                --
                                                                              ----------------  --------------  ----------------
                                                                                       (4,505)         (7,616)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (77,236,939)     (9,677,676)      (22,876,586)
                                                                              ----------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (6,427,823)     (1,373,806)        3,642,762
                                                                              ----------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                   568,205,330      46,734,678       160,364,887
Changes From Operations:
   - Net investment income (loss)                                                  17,408,922         479,910           (33,544)
   - Net realized gain (loss) on investments                                       14,773,388       1,150,873        26,462,640
   - Net change in unrealized appreciation or depreciation on investments         (32,493,561)     10,468,756        20,221,525
                                                                              ----------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        (311,251)     12,099,539        46,650,621
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             4,306,932         230,388         2,151,285
   - Contract withdrawals and transfers to annuity reserves                       (60,003,529)     (6,972,136)       (9,575,759)
   - Contract transfers                                                             9,379,207      (2,522,417)      (21,950,583)
                                                                              ----------------  --------------  ----------------
                                                                                  (46,317,390)     (9,264,165)      (29,375,057)
   Annuity Reserves:
   - Annuity Payments                                                                  (5,306)         (9,620)               --
   - Receipt (reimbursement) of mortality guarantee adjustments                           (73)            599                --
                                                                              ----------------  --------------  ----------------
                                                                                       (5,379)         (9,021)               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (46,322,769)     (9,273,186)      (29,375,057)
                                                                              ----------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (46,634,020)      2,826,353        17,275,564
                                                                              ----------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $   521,571,310   $  49,561,031   $   177,640,451
                                                                              ================  ==============  ================




                                                                                                                INVESCO V.I.
                                                                                              HUNTINGTON VA     AMERICAN
                                                                              HUNTINGTON VA   DIVIDEND          FRANCHISE
                                                                              BALANCED        CAPTURE           SERIES I
                                                                              SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $    939,589     $   317,940    $         --
Changes From Operations:
   - Net investment income (loss)                                                     4,487          31,427         (24,062)
   - Net realized gain (loss) on investments                                         19,371           6,798         (12,059)
   - Net change in unrealized appreciation or depreciation on investments            98,872          24,903         (62,489)
                                                                              --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       122,730          63,128         (98,610)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,319,509         473,657           1,640
   - Contract withdrawals and transfers to annuity reserves                        (105,254)        (24,663)       (168,455)
   - Contract transfers                                                             449,577         313,192       2,713,859
                                                                              --------------  ---------------  -------------
                                                                                  1,663,832         762,186       2,547,044
   Annuity Reserves:
   - Transfer from accumulation units                                                    --              --              --
   - Annuity Payments                                                                    --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              --              --
                                                                              --------------  ---------------  -------------
                                                                                         --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              1,663,832         762,186       2,547,044
                                                                              --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           1,786,562         825,314       2,448,434
                                                                              --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                   2,726,151       1,143,254       2,448,434
Changes From Operations:
   - Net investment income (loss)                                                    13,340          21,498         (26,565)
   - Net realized gain (loss) on investments                                         59,449          28,242          96,800
   - Net change in unrealized appreciation or depreciation on investments           287,085         162,295         799,424
                                                                              --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       359,874         212,035         869,659
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              45,313          48,655           7,558
   - Contract withdrawals and transfers to annuity reserves                        (114,297)        (57,818)       (317,010)
   - Contract transfers                                                               3,016         (14,920)       (196,797)
                                                                              --------------  ---------------  -------------
                                                                                    (65,968)        (24,083)       (506,249)
   Annuity Reserves:
   - Annuity Payments                                                                    --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              --              --
                                                                              --------------  ---------------  -------------
                                                                                         --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (65,968)        (24,083)       (506,249)
                                                                              --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             293,906         187,952         363,410
                                                                              --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  3,020,057     $ 1,331,206    $  2,811,844
                                                                              ==============  ===============  =============




                                                                               INVESCO V.I.  INVESCO V.I.    INVESCO V.I.
                                                                               AMERICAN      CAPITAL         CAPITAL
                                                                               FRANCHISE     APPRECIATION    APPRECIATION
                                                                               SERIES II     SERIES I        SERIES II
                                                                               SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $         --   $   2,450,534   $   1,219,587
Changes From Operations:
   - Net investment income (loss)                                                  (13,101)        (12,354)         (6,955)
   - Net realized gain (loss) on investments                                       (14,483)       (130,100)            974
   - Net change in unrealized appreciation or depreciation on investments          (30,969)        504,808         183,384
                                                                              -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (58,553)        362,354         177,403
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             21,223           4,982             655
   - Contract withdrawals and transfers to annuity reserves                       (142,891)        (89,514)        (46,152)
   - Contract transfers                                                          1,341,039      (2,728,264)     (1,351,493)
                                                                              -------------  --------------  --------------
                                                                                 1,219,371      (2,812,796)     (1,396,990)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --              --              --
   - Annuity Payments                                                                   --             (92)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --              --
                                                                              -------------  --------------  --------------
                                                                                        --             (92)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             1,219,371      (2,812,888)     (1,396,990)
                                                                              -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          1,160,818      (2,450,534)     (1,219,587)
                                                                              -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  1,160,818              --              --
Changes From Operations:
   - Net investment income (loss)                                                  (17,086)             --              --
   - Net realized gain (loss) on investments                                        33,496              --              --
   - Net change in unrealized appreciation or depreciation on investments          382,367              --              --
                                                                              -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      398,777              --              --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              6,528              --              --
   - Contract withdrawals and transfers to annuity reserves                       (181,781)             --              --
   - Contract transfers                                                            (34,006)             --              --
                                                                              -------------  --------------  --------------
                                                                                  (209,259)             --              --
   Annuity Reserves:
   - Annuity Payments                                                                   --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              --              --
                                                                              -------------  --------------  --------------
                                                                                        --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (209,259)             --              --
                                                                              -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            189,518              --              --
                                                                              -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  1,350,336   $          --   $          --
                                                                              =============  ==============  ==============





                                                                               INVESCO V.I.
                                                                               CORE EQUITY
                                                                               SERIES I
                                                                               SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  8,890,121
Changes From Operations:
   - Net investment income (loss)                                                  (46,731)
   - Net realized gain (loss) on investments                                       279,567
   - Net change in unrealized appreciation or depreciation on investments          810,845
                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    1,043,681
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             95,109
   - Contract withdrawals and transfers to annuity reserves                     (1,397,149)
   - Contract transfers                                                           (357,850)
                                                                              -------------
                                                                                (1,659,890)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                               (1,119)
   - Receipt (reimbursement) of mortality guarantee adjustments                        491
                                                                              -------------
                                                                                      (628)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (1,660,518)
                                                                              -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (616,837)
                                                                              -------------
NET ASSETS AT DECEMBER 31, 2012                                                  8,273,284
Changes From Operations:
   - Net investment income (loss)                                                  (10,809)
   - Net realized gain (loss) on investments                                       420,573
   - Net change in unrealized appreciation or depreciation on investments        1,722,247
                                                                              -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    2,132,011
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             37,299
   - Contract withdrawals and transfers to annuity reserves                       (906,617)
   - Contract transfers                                                           (441,568)
                                                                              -------------
                                                                                (1,310,886)
   Annuity Reserves:
   - Annuity Payments                                                               (1,297)
   - Receipt (reimbursement) of mortality guarantee adjustments                        810
                                                                              -------------
                                                                                      (487)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (1,311,373)
                                                                              -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            820,638
                                                                              -------------
NET ASSETS AT DECEMBER 31, 2013                                               $  9,093,922
                                                                              =============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                        INVESCO V.I.  INVESCO V.I.   INVESCO V.I.    JANUS ASPEN
                                                                        CORE          INTERNATIONAL  INTERNATIONAL   BALANCED
                                                                        EQUITY        GROWTH         GROWTH          SERVICE
                                                                        SERIES II     SERIES I       SERIES II       CLASS
                                                                        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $ 2,952,470    $ 2,801,448   $  2,577,326   $  19,911,213
Changes From Operations:
   - Net investment income (loss)                                           (21,264)          (630)        (9,603)        160,785
   - Net realized gain (loss) on investments                                137,647        132,231        212,541       1,898,547
   - Net change in unrealized appreciation or depreciation on investments   195,759        234,769        102,328          36,611
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               312,142        366,370        305,266       2,095,943
                                                                        ------------  -------------  -------------  --------------
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       2,184            923         15,765         172,242
   - Contract withdrawals and transfers to annuity reserves                (885,626)      (292,720)      (723,962)     (3,335,804)
   - Contract transfers                                                     (61,204)       (58,594)       (90,028)     (1,243,640)
                                                                        ------------  -------------  -------------  --------------
                                                                           (944,646)      (350,391)      (798,225)     (4,407,202)
   Annuity Reserves:
   - Transfer from accumulation units                                            --             --             --              --
   - Annuity Payments                                                            --             --             --         (26,122)
   - Receipt (reimbursement) of mortality guarantee adjustments                  --             --             --             (51)
                                                                        ------------  -------------  -------------  --------------
                                                                                 --             --             --         (26,173)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (944,646)      (350,391)      (798,225)     (4,433,375)
                                                                        ------------  -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (632,504)        15,979       (492,959)     (2,337,432)
                                                                        ------------  -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                           2,319,966      2,817,427      2,084,367      17,573,781
Changes From Operations:
   - Net investment income (loss)                                            (9,310)        (7,478)       (12,210)        (50,955)
   - Net realized gain (loss) on investments                                147,796        215,362        106,122       1,523,595
   - Net change in unrealized appreciation or depreciation on investments   439,409        247,266        246,691       1,502,135
                                                                        ------------  -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               577,895        455,150        340,603       2,974,775
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       2,491         10,705          1,743          55,259
   - Contract withdrawals and transfers to annuity reserves                (309,957)      (351,761)      (268,741)     (3,029,338)
   - Contract transfers                                                     (97,657)       (89,363)       136,997         988,794
                                                                        ------------  -------------  -------------  --------------
                                                                           (405,123)      (430,419)      (130,001)     (1,985,285)
   Annuity Reserves:
   - Annuity Payments                                                            --             --             --         (30,244)
   - Receipt (reimbursement) of mortality guarantee adjustments                  --             --             --             116
                                                                        ------------  -------------  -------------  --------------
                                                                                 --             --             --         (30,128)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (405,123)      (430,419)      (130,001)     (2,015,413)
                                                                        ------------  -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     172,772         24,731        210,602         959,362
                                                                        ------------  -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $ 2,492,738    $ 2,842,158   $  2,294,969   $  18,533,143
                                                                        ============  =============  =============  ==============


                                                                                        JANUS ASPEN    LVIP AMERICAN
                                                                        JANUS ASPEN     GLOBAL         BALANCED
                                                                        ENTERPRISE      RESEARCH       ALLOCATION
                                                                        SERVICE         SERVICE        STANDARD
                                                                        CLASS           CLASS          CLASS
                                                                        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $   6,511,254   $  1,045,639    $        --
Changes From Operations:
   - Net investment income (loss)                                            (100,928)        (8,608)         2,592
   - Net realized gain (loss) on investments                                  628,314         13,135            128
   - Net change in unrealized appreciation or depreciation on investments     374,982        170,299          6,583
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 902,368        174,826          9,303
                                                                        --------------  -------------  --------------
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        32,216          2,585        100,000
   - Contract withdrawals and transfers to annuity reserves                  (934,396)      (210,312)          (526)
   - Contract transfers                                                      (722,504)        (5,391)            --
                                                                        --------------  -------------  --------------
                                                                           (1,624,684)      (213,118)        99,474
   Annuity Reserves:
   - Transfer from accumulation units                                              --             --             --
   - Annuity Payments                                                              --             --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                    --             --             --
                                                                        --------------  -------------  --------------
                                                                                   --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (1,624,684)      (213,118)        99,474
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (722,316)       (38,292)       108,777
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                             5,788,938      1,007,347        108,777
Changes From Operations:
   - Net investment income (loss)                                             (71,856)        (5,621)       123,035
   - Net realized gain (loss) on investments                                  734,294         62,906         35,090
   - Net change in unrealized appreciation or depreciation on investments     835,747        194,808        612,165
                                                                        --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               1,498,185        252,093        770,290
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         6,303          5,575      7,410,669
   - Contract withdrawals and transfers to annuity reserves                  (821,232)      (225,444)       (70,448)
   - Contract transfers                                                      (650,274)       105,845        190,205
                                                                        --------------  -------------  --------------
                                                                           (1,465,203)      (114,024)     7,530,426
   Annuity Reserves:
   - Annuity Payments                                                              --           (572)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                    --            326             --
                                                                        --------------  -------------  --------------
                                                                                   --           (246)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (1,465,203)      (114,270)     7,530,426
                                                                        --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        32,982        137,823      8,300,716
                                                                        --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $   5,821,920   $  1,145,170    $ 8,409,493
                                                                        ==============  =============  ==============


                                                                        LVIP AMERICAN    LVIP AMERICAN    LVIP AMERICAN
                                                                        GLOBAL           GLOBAL SMALL     GROWTH
                                                                        GROWTH           CAPITALIZATION   ALLOCATION
                                                                        SERVICE          SERVICE          STANDARD
                                                                        CLASS II         CLASS II         CLASS
                                                                        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                            $  33,023,222    $  34,253,853     $       --
Changes From Operations:
   - Net investment income (loss)                                             (312,581)        (311,586)         7,099
   - Net realized gain (loss) on investments                                   267,586         (244,212)           141
   - Net change in unrealized appreciation or depreciation on investments    7,774,419        6,723,336          8,826
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                7,729,424        6,167,538         16,066
                                                                        ---------------  ---------------  --------------
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     11,047,881        9,632,908        300,000
   - Contract withdrawals and transfers to annuity reserves                 (1,992,952)      (1,768,871)        (2,363)
   - Contract transfers                                                      2,379,094        2,685,918             --
                                                                        ---------------  ---------------  --------------
                                                                            11,434,023       10,549,955        297,637
   Annuity Reserves:
   - Transfer from accumulation units                                               --               --             --
   - Annuity Payments                                                               --               --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --               --             --
                                                                        ---------------  ---------------  --------------
                                                                                    --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        11,434,023       10,549,955        297,637
                                                                        ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     19,163,447       16,717,493        313,703
                                                                        ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                             52,186,669       50,971,346        313,703
Changes From Operations:
   - Net investment income (loss)                                             (480,210)        (841,777)         8,782
   - Net realized gain (loss) on investments                                 1,895,411        1,457,514          2,997
   - Net change in unrealized appreciation or depreciation on investments   13,439,102       12,461,992         59,049
                                                                        ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               14,854,303       13,077,729         70,828
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     11,878,479        5,980,286        232,536
   - Contract withdrawals and transfers to annuity reserves                 (2,537,166)      (2,210,920)        (4,509)
   - Contract transfers                                                     (1,704,123)      (1,866,223)        39,237
                                                                        ---------------  ---------------  --------------
                                                                             7,637,190        1,903,143        267,264
   Annuity Reserves:
   - Annuity Payments                                                               --               --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --               --             --
                                                                        ---------------  ---------------  --------------
                                                                                    --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         7,637,190        1,903,143        267,264
                                                                        ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     22,491,493       14,980,872        338,092
                                                                        ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                          $  74,678,162    $  65,952,218     $  651,795
                                                                        ===============  ===============  ==============


                                                                                                           LVIP AMERICAN
                                                                        LVIP AMERICAN    LVIP AMERICAN     INCOME
                                                                        GROWTH           GROWTH-INCOME     ALLOCATION
                                                                        SERVICE          SERVICE           STANDARD
                                                                        CLASS II         CLASS II          CLASS
                                                                        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  133,305,045    $  100,295,861       $    --
Changes From Operations:
   - Net investment income (loss)                                           (2,851,241)         (755,473)           --
   - Net realized gain (loss) on investments                                 1,738,899         1,330,655            --
   - Net change in unrealized appreciation or depreciation on investments   24,880,051        17,442,364            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               23,767,709        18,017,546            --
                                                                        ---------------  ----------------  --------------
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     54,032,270        39,256,242            --
   - Contract withdrawals and transfers to annuity reserves                 (6,919,792)       (5,216,594)           --
   - Contract transfers                                                       (623,432)        9,365,743            --
                                                                        ---------------  ----------------  --------------
                                                                            46,489,046        43,405,391            --
   Annuity Reserves:
   - Transfer from accumulation units                                               --                --            --
   - Annuity Payments                                                             (449)               --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                   (322)               --            --
                                                                        ---------------  ----------------  --------------
                                                                                  (771)               --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        46,488,275        43,405,391            --
                                                                        ---------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     70,255,984        61,422,937            --
                                                                        ---------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                            203,561,029       161,718,798            --
Changes From Operations:
   - Net investment income (loss)                                           (2,648,063)       (1,259,913)           25
   - Net realized gain (loss) on investments                                 6,632,918         6,517,008             2
   - Net change in unrealized appreciation or depreciation on investments   53,074,467        45,503,364            29
                                                                        ---------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                               57,059,322        50,760,459            56
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     31,789,337        24,447,312         1,286
   - Contract withdrawals and transfers to annuity reserves                (10,270,571)       (8,299,940)           (3)
   - Contract transfers                                                    (13,724,211)       (8,129,772)            5
                                                                        ---------------  ----------------  --------------
                                                                             7,794,555         8,017,600         1,288
   Annuity Reserves:
   - Annuity Payments                                                             (937)               --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                   (585)               --            --
                                                                        ---------------  ----------------  --------------
                                                                                (1,522)               --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         7,793,033         8,017,600         1,288
                                                                        ---------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     64,852,355        58,778,059         1,344
                                                                        ---------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $  268,413,384    $  220,496,857       $ 1,344
                                                                        ===============  ================  ==============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013





                                                                                                             LVIP
                                                                            LVIP AMERICAN    LVIP AMERICAN   BARON
                                                                            INTERNATIONAL    PRESERVATION    GROWTH
                                                                            SERVICE          STANDARD        OPPORTUNITIES
                                                                            CLASS II         CLASS           SERVICE CLASS
                                                                            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $   71,931,847     $      --    $   99,455,460
Changes From Operations:
   - Net investment income (loss)                                                  808,696            --          (532,111)
   - Net realized gain (loss) on investments                                      (171,341)           --        10,296,446
   - Net change in unrealized appreciation or depreciation on investments       12,853,589            --         7,237,475
                                                                            ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   13,490,944            --        17,001,810
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         25,340,020            --         9,645,202
   - Contract withdrawals and transfers to annuity reserves                     (3,832,065)           --        (8,026,801)
   - Contract transfers                                                          5,544,776            --         3,676,084
                                                                            ---------------  -------------  ---------------
                                                                                27,052,731            --         5,294,485
   Annuity Reserves:
   - Transfer from accumulation units                                                   --            --                --
   - Annuity Payments                                                                   --            --              (844)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --            --                28
                                                                            ---------------  -------------  ---------------
                                                                                        --            --              (816)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            27,052,731            --         5,293,669
                                                                            ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         40,543,675            --        22,295,479
                                                                            ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                112,475,522            --       121,750,939
Changes From Operations:
   - Net investment income (loss)                                                 (869,466)        1,872        (1,907,363)
   - Net realized gain (loss) on investments                                     2,476,772           171        22,638,315
   - Net change in unrealized appreciation or depreciation on investments       20,371,692        (3,145)       27,709,947
                                                                            ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   21,978,998        (1,102)       48,440,899
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         14,224,754       224,260        12,803,605
   - Contract withdrawals and transfers to annuity reserves                     (5,665,798)       (4,799)      (12,205,006)
   - Contract transfers                                                         (6,316,092)       (3,817)       13,765,691
                                                                            ---------------  -------------  ---------------
                                                                                 2,242,864       215,644        14,364,290
   Annuity Reserves:
   - Annuity Payments                                                                   --            --            (1,999)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --            --            (1,637)
                                                                            ---------------  -------------  ---------------
                                                                                        --            --            (3,636)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             2,242,864       215,644        14,360,654
                                                                            ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         24,221,862       214,542        62,801,553
                                                                            ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                             $  136,697,384     $ 214,542    $  184,552,492
                                                                            ===============  =============  ===============



                                                                            LVIP           LVIP           LVIP
                                                                            BLACKROCK      BLACKROCK      BLACKROCK
                                                                            EMERGING       EMERGING       EQUITY
                                                                            MARKETS        MARKETS        DIVIDEND
                                                                            RPM STANDARD   RPM SERVICE    RPM STANDARD
                                                                            CLASS          CLASS          CLASS
                                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $     --    $         --     $      --
Changes From Operations:
   - Net investment income (loss)                                                    --          36,387            --
   - Net realized gain (loss) on investments                                         --            (188)           --
   - Net change in unrealized appreciation or depreciation on investments            --         262,378            --
                                                                            -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        --         298,577            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              --       5,821,635            --
   - Contract withdrawals and transfers to annuity reserves                          --          (9,212)           --
   - Contract transfers                                                              --       1,203,827            --
                                                                            -------------  -------------  -------------
                                                                                     --       7,016,250            --
   Annuity Reserves:
   - Transfer from accumulation units                                                --              --            --
   - Annuity Payments                                                                --              --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --              --            --
                                                                            -------------  -------------  -------------
                                                                                     --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 --       7,016,250            --
                                                                            -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              --       7,314,827            --
                                                                            -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                      --       7,314,827            --
Changes From Operations:
   - Net investment income (loss)                                                   326        (313,486)        1,365
   - Net realized gain (loss) on investments                                        (33)       (191,636)            3
   - Net change in unrealized appreciation or depreciation on investments        (1,385)     (1,638,933)        1,717
                                                                            -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    (1,092)     (2,144,055)        3,085
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          65,930      56,139,068        98,436
   - Contract withdrawals and transfers to annuity reserves                        (365)     (1,325,666)         (545)
   - Contract transfers                                                          (1,096)     31,084,619            --
                                                                            -------------  -------------  -------------
                                                                                 64,469      85,898,021        97,891
   Annuity Reserves:
   - Annuity Payments                                                                --              --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --              --            --
                                                                            -------------  -------------  -------------
                                                                                     --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             64,469      85,898,021        97,891
                                                                            -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          63,377      83,753,966       100,976
                                                                            -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 63,377    $ 91,068,793     $ 100,976
                                                                            =============  =============  =============


                                                                                             LVIP           LVIP
                                                                             LVIP            BLACKROCK      BLACKROCK
                                                                             BLACKROCK       GLOBAL         GLOBAL
                                                                             EQUITY          ALLOCATION     ALLOCATION
                                                                             DIVIDEND        V.I. RPM       V.I. RPM
                                                                             RPM SERVICE     STANDARD       SERVICE
                                                                             CLASS           CLASS          CLASS
                                                                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $   31,584,371    $      --   $           --
Changes From Operations:
   - Net investment income (loss)                                                 (430,230)          --               --
   - Net realized gain (loss) on investments                                       755,133           --               --
   - Net change in unrealized appreciation or depreciation on investments        4,546,632           --               --
                                                                            ---------------  -----------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    4,871,535           --               --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         21,667,248           --               --
   - Contract withdrawals and transfers to annuity reserves                     (3,046,244)          --               --
   - Contract transfers                                                         10,920,157           --               --
                                                                            ---------------  -----------  ---------------
                                                                                29,541,161           --               --
   Annuity Reserves:
   - Transfer from accumulation units                                                   --           --               --
   - Annuity Payments                                                                   --           --               --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --           --               --
                                                                            ---------------  -----------  ---------------
                                                                                        --           --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            29,541,161           --               --
                                                                            ---------------  -----------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         34,412,696           --               --
                                                                            ---------------  -----------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                 65,997,067           --               --
Changes From Operations:
   - Net investment income (loss)                                                  648,305         (423)      (1,451,804)
   - Net realized gain (loss) on investments                                     1,826,190          426          619,308
   - Net change in unrealized appreciation or depreciation on investments       23,325,594        5,907       12,735,871
                                                                            ---------------  -----------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   25,800,089        5,910       11,903,375
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        146,965,474      249,242      200,424,300
   - Contract withdrawals and transfers to annuity reserves                     (7,598,324)        (381)      (3,620,951)
   - Contract transfers                                                         76,372,338       25,034      103,195,911
                                                                            ---------------  -----------  ---------------
                                                                               215,739,488      273,895      299,999,260
   Annuity Reserves:
   - Annuity Payments                                                                   --           --             (245)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --           --             (585)
                                                                            ---------------  -----------  ---------------
                                                                                        --           --             (830)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           215,739,488      273,895      299,998,430
                                                                            ---------------  -----------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        241,539,577      279,805      311,901,805
                                                                            ---------------  -----------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                             $  307,536,644    $ 279,805   $  311,901,805
                                                                            ===============  ===========  ===============


                                                                            LVIP           LVIP
                                                                            BLACKROCK      BLACKROCK
                                                                            INFLATION      INFLATION        LVIP
                                                                            PROTECTED      PROTECTED        CAPITAL
                                                                            BOND           BOND             GROWTH
                                                                            STANDARD       SERVICE          SERVICE
                                                                            CLASS          CLASS            CLASS
                                                                            SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $      --   $  228,952,130   $  198,333,052
Changes From Operations:
   - Net investment income (loss)                                               (1,974)      (5,316,516)      (2,640,066)
   - Net realized gain (loss) on investments                                     4,883       10,067,338        5,895,922
   - Net change in unrealized appreciation or depreciation on investments        1,910        7,668,904       33,984,141
                                                                            -----------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    4,819       12,419,726       37,239,997
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        299,648       75,201,165       18,573,032
   - Contract withdrawals and transfers to annuity reserves                     (6,090)     (27,906,924)     (14,254,869)
   - Contract transfers                                                         36,203       82,268,164       31,428,178
                                                                            -----------  ---------------  ---------------
                                                                               329,761      129,562,405       35,746,341
   Annuity Reserves:
   - Transfer from accumulation units                                               --               --               --
   - Annuity Payments                                                               --             (774)              --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --           (1,476)              --
                                                                            -----------  ---------------  ---------------
                                                                                    --           (2,250)              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           329,761      129,560,155       35,746,341
                                                                            -----------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        334,580      141,979,881       72,986,338
                                                                            -----------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                334,580      370,932,011      271,319,390
Changes From Operations:
   - Net investment income (loss)                                               (1,809)      (8,259,573)      (2,975,376)
   - Net realized gain (loss) on investments                                    (1,231)      14,002,160       14,041,430
   - Net change in unrealized appreciation or depreciation on investments      (34,956)     (80,174,710)      76,015,886
                                                                            -----------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  (37,996)     (74,432,123)      87,081,940
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        274,549       99,690,152       12,853,855
   - Contract withdrawals and transfers to annuity reserves                    (33,176)     (50,035,076)     (17,152,913)
   - Contract transfers                                                        (80,272)     407,639,928      (31,060,732)
                                                                            -----------  ---------------  ---------------
                                                                               161,101      457,295,004      (35,359,790)
   Annuity Reserves:
   - Annuity Payments                                                               --           (8,914)              --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --              501               --
                                                                            -----------  ---------------  ---------------
                                                                                    --           (8,413)              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           161,101      457,286,591      (35,359,790)
                                                                            -----------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        123,105      382,854,468       51,722,150
                                                                            -----------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 457,685   $  753,786,479   $  323,041,540
                                                                            ===========  ===============  ===============


                                                                              LVIP
                                                                              CLARION
                                                                              GLOBAL
                                                                              REAL
                                                                              ESTATE
                                                                              SERVICE
                                                                              CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $   79,776,963
Changes From Operations:
   - Net investment income (loss)                                               (1,528,361)
   - Net realized gain (loss) on investments                                     2,583,426
   - Net change in unrealized appreciation or depreciation on investments       16,792,029
                                                                            ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   17,847,094
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          7,799,982
   - Contract withdrawals and transfers to annuity reserves                     (6,757,247)
   - Contract transfers                                                         (2,928,216)
                                                                            ---------------
                                                                                (1,885,481)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                               (2,543)
   - Receipt (reimbursement) of mortality guarantee adjustments                        (32)
                                                                            ---------------
                                                                                    (2,575)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (1,888,056)
                                                                            ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         15,959,038
                                                                            ---------------
NET ASSETS AT DECEMBER 31, 2012                                                 95,736,001
Changes From Operations:
   - Net investment income (loss)                                               (1,676,921)
   - Net realized gain (loss) on investments                                     4,071,668
   - Net change in unrealized appreciation or depreciation on investments       (1,062,040)
                                                                            ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    1,332,707
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          5,684,394
   - Contract withdrawals and transfers to annuity reserves                     (7,748,240)
   - Contract transfers                                                          6,069,509
                                                                            ---------------
                                                                                 4,005,663
   Annuity Reserves:
   - Annuity Payments                                                               (3,048)
   - Receipt (reimbursement) of mortality guarantee adjustments                          3
                                                                            ---------------
                                                                                    (3,045)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             4,002,618
                                                                            ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          5,335,325
                                                                            ---------------
NET ASSETS AT DECEMBER 31, 2013                                             $  101,071,326
                                                                            ===============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                              LVIP COLUMBIA
                                                                              SMALL-MID CAP    LVIP DELAWARE     LVIP DELAWARE
                                                                              GROWTH RPM       BOND              BOND
                                                                              SERVICE CLASS    STANDARD CLASS    SERVICE CLASS
                                                                              SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   34,168,087   $  174,089,656   $  1,917,256,346
Changes From Operations:
   - Net investment income (loss)                                                   (634,512)         392,296          8,288,553
   - Net realized gain (loss) on investments                                         346,435        6,896,112         65,115,606
   - Net change in unrealized appreciation or depreciation on investments          1,790,828          626,259         27,100,605
                                                                              ---------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      1,502,751        7,914,667        100,504,764
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            9,827,387        1,482,147        237,026,426
   - Contract withdrawals and transfers to annuity reserves                       (3,054,256)     (27,474,359)      (168,618,568)
   - Contract transfers                                                           (1,739,683)      (3,573,358)       244,085,923
                                                                              ---------------  ---------------  -----------------
                                                                                   5,033,448      (29,565,570)       312,493,781
   Annuity Reserves:
   - Transfer from accumulation units                                                     --               --                 --
   - Annuity Payments                                                                     --          (38,673)           (68,081)
   - Receipt (reimbursement) of mortality guarantee adjustments                           --            3,313            (78,224)
                                                                              ---------------  ---------------  -----------------
                                                                                          --          (35,360)          (146,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               5,033,448      (29,600,930)       312,347,476
                                                                              ---------------  ---------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            6,536,199      (21,686,263)       412,852,240
                                                                              ---------------  ---------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                   40,704,286      152,403,393      2,330,108,586
Changes From Operations:
   - Net investment income (loss)                                                 (1,536,639)           8,907          3,882,541
   - Net realized gain (loss) on investments                                       2,821,456        3,150,860         32,093,057
   - Net change in unrealized appreciation or depreciation on investments         16,529,524       (8,653,943)      (132,192,644)
                                                                              ---------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     17,814,341       (5,494,176)       (96,217,046)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           75,726,454          531,167        205,649,084
   - Contract withdrawals and transfers to annuity reserves                       (4,020,827)     (18,445,003)      (173,420,899)
   - Contract transfers                                                           38,500,619       (7,212,985)       180,140,043
                                                                              ---------------  ---------------  -----------------
                                                                                 110,206,246      (25,126,821)       212,368,228
   Annuity Reserves:
   - Annuity Payments                                                                   (226)         (34,983)           (60,934)
   - Receipt (reimbursement) of mortality guarantee adjustments                           --            5,369                385
                                                                              ---------------  ---------------  -----------------
                                                                                        (226)         (29,614)           (60,549)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             110,206,020      (25,156,435)       212,307,679
                                                                              ---------------  ---------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          128,020,361      (30,650,611)       116,090,633
                                                                              ---------------  ---------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  168,724,647   $  121,752,782   $  2,446,199,219
                                                                              ===============  ===============  =================


                                                                                                               LVIP DELAWARE
                                                                              LVIP DELAWARE   LVIP DELAWARE    FOUNDATION
                                                                              DIVERSIFIED     DIVERSIFIED      AGGRESSIVE
                                                                              FLOATING RATE   FLOATING RATE    ALLOCATION
                                                                              STANDARD CLASS  SERVICE CLASS    STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                    $      --    $  129,180,469    $ 10,388,706
Changes From Operations:
   - Net investment income (loss)                                                      347          (559,629)        (10,724)
   - Net realized gain (loss) on investments                                             4           (74,630)        (71,413)
   - Net change in unrealized appreciation or depreciation on investments              (61)        3,851,855       1,162,480
                                                                              --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          290         3,217,596       1,080,343
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             23,221        38,581,940          19,197
   - Contract withdrawals and transfers to annuity reserves                           (647)      (11,211,250)     (2,012,221)
   - Contract transfers                                                             21,391        38,209,045        (518,112)
                                                                              --------------  ---------------  ---------------
                                                                                    43,965        65,579,735      (2,511,136)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --                --              --
   - Annuity Payments                                                                   --            (6,042)         (3,314)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --              (348)           (195)
                                                                              --------------  ---------------  ---------------
                                                                                        --            (6,390)         (3,509)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                43,965        65,573,345      (2,514,645)
                                                                              --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             44,255        68,790,941      (1,434,302)
                                                                              --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                     44,255       197,971,410       8,954,404
Changes From Operations:
   - Net investment income (loss)                                                    2,631        (3,496,682)        (29,054)
   - Net realized gain (loss) on investments                                           (24)           65,836         259,306
   - Net change in unrealized appreciation or depreciation on investments           (2,662)         (478,554)      1,198,972
                                                                              --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          (55)       (3,909,400)      1,429,224
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            650,977       157,413,496          18,067
   - Contract withdrawals and transfers to annuity reserves                        (17,344)      (25,496,630)     (1,478,072)
   - Contract transfers                                                            310,703       345,209,308        (939,781)
                                                                              --------------  ---------------  ---------------
                                                                                   944,336       477,126,174      (2,399,786)
   Annuity Reserves:
   - Annuity Payments                                                                   --            (8,840)         (3,549)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --                 1              23
                                                                              --------------  ---------------  ---------------
                                                                                        --            (8,839)         (3,526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               944,336       477,117,335      (2,403,312)
                                                                              --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            944,281       473,207,935        (974,088)
                                                                              --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                  $ 988,536    $  671,179,345    $  7,980,316
                                                                              ==============  ===============  ===============


                                                                              LVIP DELAWARE
                                                                              FOUNDATION       LVIP DELAWARE   LVIP DELAWARE
                                                                              AGGRESSIVE       GROWTH          SOCIAL
                                                                              ALLOCATION       AND INCOME      AWARENESS
                                                                              SERVICE CLASS    SERVICE CLASS   STANDARD CLASS
                                                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $ 23,106,109    $  36,014,898   $   9,729,522
Changes From Operations:
   - Net investment income (loss)                                                   (65,263)        (348,037)        (84,488)
   - Net realized gain (loss) on investments                                        (15,726)       1,753,676       1,034,272
   - Net change in unrealized appreciation or depreciation on investments         2,468,288        3,431,113         280,846
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     2,387,299        4,836,752       1,230,630
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             120,565          565,304          58,355
   - Contract withdrawals and transfers to annuity reserves                      (2,562,752)      (2,787,362)     (1,177,717)
   - Contract transfers                                                          (1,776,878)      (2,579,491)       (764,516)
                                                                              ---------------  --------------  --------------
                                                                                 (4,219,065)      (4,801,549)     (1,883,878)
   Annuity Reserves:
   - Transfer from accumulation units                                                    --               --              --
   - Annuity Payments                                                                    --               --          (6,013)
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --             (33)
                                                                              ---------------  --------------  --------------
                                                                                         --               --          (6,046)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (4,219,065)      (4,801,549)     (1,889,924)
                                                                              ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (1,831,766)          35,203        (659,294)
                                                                              ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  21,274,343       36,050,101       9,070,228
Changes From Operations:
   - Net investment income (loss)                                                  (103,636)         (81,169)        (39,867)
   - Net realized gain (loss) on investments                                        879,254        3,279,352         955,936
   - Net change in unrealized appreciation or depreciation on investments         2,767,603        7,578,017       1,796,250
                                                                              ---------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     3,543,221       10,776,200       2,712,319
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              67,615          267,140          51,764
   - Contract withdrawals and transfers to annuity reserves                      (2,670,573)      (2,467,799)     (1,603,970)
   - Contract transfers                                                            (492,123)         855,895        (428,442)
                                                                              ---------------  --------------  --------------
                                                                                 (3,095,081)      (1,344,764)     (1,980,648)
   Annuity Reserves:
   - Annuity Payments                                                                    --               --          (7,082)
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --               5
                                                                              ---------------  --------------  --------------
                                                                                         --               --          (7,077)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (3,095,081)      (1,344,764)     (1,987,725)
                                                                              ---------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             448,140        9,431,436         724,594
                                                                              ---------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 21,722,483    $  45,481,537   $   9,794,822
                                                                              ===============  ==============  ==============


                                                                                                              LVIP
                                                                              LVIP DELAWARE   LVIP DELAWARE   DIMENSIONAL
                                                                              SOCIAL          SPECIAL         NON-U.S. EQUITY
                                                                              AWARENESS       OPPORTUNITIES   RPM
                                                                              SERVICE CLASS   SERVICE CLASS   STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  44,160,362   $  38,587,554     $    94,696
Changes From Operations:
   - Net investment income (loss)                                                  (545,889)       (495,278)         14,476
   - Net realized gain (loss) on investments                                      4,318,454       4,497,606           4,017
   - Net change in unrealized appreciation or depreciation on investments         1,819,329         662,882          93,169
                                                                              --------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     5,591,894       4,665,210         111,662
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           2,519,207       5,362,725         648,973
   - Contract withdrawals and transfers to annuity reserves                      (5,230,344)     (2,676,674)         (5,301)
   - Contract transfers                                                          (1,922,174)     (7,991,000)        (15,540)
                                                                              --------------  --------------  ----------------
                                                                                 (4,633,311)     (5,304,949)        628,132
   Annuity Reserves:
   - Transfer from accumulation units                                                    --              --              --
   - Annuity Payments                                                                  (894)           (395)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                     (19,391)           (743)             --
                                                                              --------------  --------------  ----------------
                                                                                    (20,285)         (1,138)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (4,653,596)     (5,306,087)        628,132
                                                                              --------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             938,298        (640,877)        739,794
                                                                              --------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                  45,098,660      37,946,677         834,490
Changes From Operations:
   - Net investment income (loss)                                                  (333,697)       (391,453)         21,970
   - Net realized gain (loss) on investments                                      4,010,559       5,256,765          11,612
   - Net change in unrealized appreciation or depreciation on investments        11,235,370       7,405,013         116,365
                                                                              --------------  --------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    14,912,232      12,270,325         149,947
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           2,723,243       3,456,953         790,045
   - Contract withdrawals and transfers to annuity reserves                      (6,078,629)     (3,339,658)        (22,038)
   - Contract transfers                                                           4,562,932         460,098         (34,327)
                                                                              --------------  --------------  ----------------
                                                                                  1,207,546         577,393         733,680
   Annuity Reserves:
   - Annuity Payments                                                                    --            (911)             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --              11              --
                                                                              --------------  --------------  ----------------
                                                                                         --            (900)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              1,207,546         576,493         733,680
                                                                              --------------  --------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          16,119,778      12,846,818         883,627
                                                                              --------------  --------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  61,218,438   $  50,793,495     $ 1,718,117
                                                                              ==============  ==============  ================


                                                                              LVIP
                                                                              DIMENSIONAL
                                                                              NON-U.S. EQUITY
                                                                              RPM
                                                                              SERVICE CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $  14,040,113
Changes From Operations:
   - Net investment income (loss)                                                    196,234
   - Net realized gain (loss) on investments                                         181,534
   - Net change in unrealized appreciation or depreciation on investments          2,935,974
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      3,313,742
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            7,110,173
   - Contract withdrawals and transfers to annuity reserves                       (1,124,338)
   - Contract transfers                                                            5,057,836
                                                                              ----------------
                                                                                  11,043,671
   Annuity Reserves:
   - Transfer from accumulation units                                                     --
   - Annuity Payments                                                                     --
   - Receipt (reimbursement) of mortality guarantee adjustments                           --
                                                                              ----------------
                                                                                          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              11,043,671
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           14,357,413
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2012                                                   28,397,526
Changes From Operations:
   - Net investment income (loss)                                                    528,203
   - Net realized gain (loss) on investments                                         715,439
   - Net change in unrealized appreciation or depreciation on investments          5,220,672
                                                                              ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      6,464,314
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           22,050,916
   - Contract withdrawals and transfers to annuity reserves                       (2,803,898)
   - Contract transfers                                                           42,706,021
                                                                              ----------------
                                                                                  61,953,039
   Annuity Reserves:
   - Annuity Payments                                                                     --
   - Receipt (reimbursement) of mortality guarantee adjustments                           --
                                                                              ----------------
                                                                                          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              61,953,039
                                                                              ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           68,417,353
                                                                              ----------------
NET ASSETS AT DECEMBER 31, 2013                                                $  96,814,879
                                                                              ================



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                              LVIP             LVIP             LVIP
                                                                              DIMENSIONAL      DIMENSIONAL      DIMENSIONAL/
                                                                              U.S. EQUITY      U.S. EQUITY      VANGUARD
                                                                              RPM              RPM              TOTAL BOND
                                                                              STANDARD CLASS   SERVICE CLASS    STANDARD CLASS
                                                                              SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $     83,740   $    24,262,709    $     92,396
Changes From Operations:
   - Net investment income (loss)                                                     5,106          (276,201)          9,596
   - Net realized gain (loss) on investments                                          1,868           725,492           3,080
   - Net change in unrealized appreciation or depreciation on investments            76,277         4,319,648            (253)
                                                                              --------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        83,251         4,768,939          12,423
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             748,991        11,630,320         926,219
   - Contract withdrawals and transfers to annuity reserves                          (5,273)       (2,306,599)         (5,404)
   - Contract transfers                                                              (4,243)       10,546,046         (26,358)
                                                                              --------------  ----------------  --------------
                                                                                    739,475        19,869,767         894,457
   Annuity Reserves:
   - Transfer from accumulation units                                                    --                --              --
   - Annuity Payments                                                                    --                --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --                --              --
                                                                              --------------  ----------------  --------------
                                                                                         --                --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                739,475        19,869,767         894,457
                                                                              --------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             822,726        24,638,706         906,880
                                                                              --------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                     906,466        48,901,415         999,276
Changes From Operations:
   - Net investment income (loss)                                                    12,404          (461,878)         18,433
   - Net realized gain (loss) on investments                                         39,796         3,065,029             322
   - Net change in unrealized appreciation or depreciation on investments           268,255        18,169,149         (72,755)
                                                                              --------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       320,455        20,772,300         (54,000)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,250,463        39,958,654       1,265,056
   - Contract withdrawals and transfers to annuity reserves                         (47,726)       (5,080,017)        (80,119)
   - Contract transfers                                                            (140,153)       61,482,450         159,215
                                                                              --------------  ----------------  --------------
                                                                                  1,062,584        96,361,087       1,344,152
   Annuity Reserves:
   - Annuity Payments                                                                    --                --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --                --              --
                                                                              --------------  ----------------  --------------
                                                                                         --                --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              1,062,584        96,361,087       1,344,152
                                                                              --------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           1,383,039       117,133,387       1,290,152
                                                                              --------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  2,289,505   $   166,034,802    $  2,289,428
                                                                              ==============  ================  ==============



                                                                               LVIP
                                                                               DIMENSIONAL/                       LVIP
                                                                               VANGUARD          LVIP GLOBAL      JPMORGAN
                                                                               TOTAL BOND        INCOME           HIGH YIELD
                                                                               SERVICE CLASS     SERVICE CLASS    SERVICE CLASS
                                                                               SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $    50,192,610   $  393,735,508   $   75,331,715
Changes From Operations:
   - Net investment income (loss)                                                      10,478          414,905        3,482,827
   - Net realized gain (loss) on investments                                          799,554        1,493,884        1,459,664
   - Net change in unrealized appreciation or depreciation on investments             667,330       21,929,462        6,835,808
                                                                              ----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       1,477,362       23,838,251       11,778,299
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            45,869,165       53,874,752       22,673,673
   - Contract withdrawals and transfers to annuity reserves                        (7,265,983)     (22,422,963)     (10,511,417)
   - Contract transfers                                                            37,629,347       33,874,961       24,185,109
                                                                              ----------------  ---------------  ---------------
                                                                                   76,232,529       65,326,750       36,347,365
   Annuity Reserves:
   - Transfer from accumulation units                                                      --           10,292               --
   - Annuity Payments                                                                      --          (15,232)          (1,729)
   - Receipt (reimbursement) of mortality guarantee adjustments                            --           (1,436)            (687)
                                                                              ----------------  ---------------  ---------------
                                                                                           --           (6,376)          (2,416)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               76,232,529       65,320,374       36,344,949
                                                                              ----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            77,709,891       89,158,625       48,123,248
                                                                              ----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                   127,902,501      482,894,133      123,454,963
Changes From Operations:
   - Net investment income (loss)                                                    (503,011)      (6,852,779)       4,067,070
   - Net realized gain (loss) on investments                                          150,741          386,761        3,459,375
   - Net change in unrealized appreciation or depreciation on investments          (7,484,721)     (17,073,179)      (2,126,715)
                                                                              ----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (7,836,991)     (23,539,197)       5,399,730
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            68,045,796       24,907,555       18,140,781
   - Contract withdrawals and transfers to annuity reserves                        (8,258,740)     (26,473,669)     (10,381,180)
   - Contract transfers                                                            37,502,059       49,390,192        4,791,720
                                                                              ----------------  ---------------  ---------------
                                                                                   97,289,115       47,824,078       12,551,321
   Annuity Reserves:
   - Annuity Payments                                                                      --          (16,409)          (2,348)
   - Receipt (reimbursement) of mortality guarantee adjustments                            --           (1,692)               3
                                                                              ----------------  ---------------  ---------------
                                                                                           --          (18,101)          (2,345)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               97,289,115       47,805,977       12,548,976
                                                                              ----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            89,452,124       24,266,780       17,948,706
                                                                              ----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $   217,354,625   $  507,160,913   $  141,403,669
                                                                              ================  ===============  ===============



                                                                                LVIP
                                                                                JPMORGAN        LVIP            LVIP
                                                                                MID CAP         MANAGED RISK    MANAGED RISK
                                                                                VALUE RPM       PROFILE 2010    PROFILE 2020
                                                                                SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $   23,880,418    $  7,858,988   $  16,681,468
Changes From Operations:
   - Net investment income (loss)                                                    (444,362)          1,062         (16,819)
   - Net realized gain (loss) on investments                                        1,044,479         353,207         490,362
   - Net change in unrealized appreciation or depreciation on investments           2,222,607         149,265         552,425
                                                                              ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       2,822,724         503,534       1,025,968
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            10,409,499          10,151         279,735
   - Contract withdrawals and transfers to annuity reserves                        (2,055,095)     (1,411,520)     (1,607,048)
   - Contract transfers                                                              (542,126)        393,569        (423,015)
                                                                              ----------------  --------------  --------------
                                                                                    7,812,278      (1,007,800)     (1,750,328)
   Annuity Reserves:
   - Transfer from accumulation units                                                      --              --              --
   - Annuity Payments                                                                      --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                            --              --              --
                                                                              ----------------  --------------  --------------
                                                                                           --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                7,812,278      (1,007,800)     (1,750,328)
                                                                              ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            10,635,002        (504,266)       (724,360)
                                                                              ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    34,515,420       7,354,722      15,957,108
Changes From Operations:
   - Net investment income (loss)                                                  (1,222,837)        (47,420)        (81,834)
   - Net realized gain (loss) on investments                                        1,299,640         408,172         717,352
   - Net change in unrealized appreciation or depreciation on investments          16,718,306          83,964         808,433
                                                                              ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      16,795,109         444,716       1,443,951
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            89,188,851          32,828          82,708
   - Contract withdrawals and transfers to annuity reserves                        (3,642,359)       (947,124)     (1,431,938)
   - Contract transfers                                                            52,246,641        (426,276)        856,193
                                                                              ----------------  --------------  --------------
                                                                                  137,793,133      (1,340,572)       (493,037)
   Annuity Reserves:
   - Annuity Payments                                                                    (225)             --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                            --              --              --
                                                                              ----------------  --------------  --------------
                                                                                         (225)             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              137,792,908      (1,340,572)       (493,037)
                                                                              ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           154,588,017        (895,856)        950,914
                                                                              ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  189,103,437    $  6,458,866   $  16,908,022
                                                                              ================  ==============  ==============


                                                                                                             LVIP
                                                                                                             MANAGED RISK
                                                                              LVIP            LVIP           AMERICAN
                                                                              MANAGED RISK    MANAGED RISK   BALANCED
                                                                              PROFILE 2030    PROFILE 2040   ALLOCATION
                                                                              SERVICE CLASS   SERVICE CLASS  STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  10,026,943    $ 5,663,052     $      --
Changes From Operations:
   - Net investment income (loss)                                                   (40,351)       (28,494)           --
   - Net realized gain (loss) on investments                                        266,482        122,738            --
   - Net change in unrealized appreciation or depreciation on investments           374,035        183,556            --
                                                                              --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       600,166        277,800            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             129,442         97,866            --
   - Contract withdrawals and transfers to annuity reserves                      (1,268,341)      (154,407)           --
   - Contract transfers                                                           1,044,447       (307,944)           --
                                                                              --------------  -------------  --------------
                                                                                    (94,452)      (364,485)           --
   Annuity Reserves:
   - Transfer from accumulation units                                                    --             --            --
   - Annuity Payments                                                                    --             --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --             --            --
                                                                              --------------  -------------  --------------
                                                                                         --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (94,452)      (364,485)           --
                                                                              --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             505,714        (86,685)           --
                                                                              --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  10,532,657      5,576,367            --
Changes From Operations:
   - Net investment income (loss)                                                   (60,862)       (38,608)        7,569
   - Net realized gain (loss) on investments                                        628,217        181,173        13,239
   - Net change in unrealized appreciation or depreciation on investments           490,386        630,092        11,161
                                                                              --------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     1,057,741        772,657        31,969
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             213,199         92,203       628,257
   - Contract withdrawals and transfers to annuity reserves                      (1,389,404)      (218,586)       (3,298)
   - Contract transfers                                                            (685,388)      (128,708)           --
                                                                              --------------  -------------  --------------
                                                                                 (1,861,593)      (255,091)      624,959
   Annuity Reserves:
   - Annuity Payments                                                                    --             --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --             --            --
                                                                              --------------  -------------  --------------
                                                                                         --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (1,861,593)      (255,091)      624,959
                                                                              --------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (803,852)       517,566       656,928
                                                                              --------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $   9,728,805    $ 6,093,933     $ 656,928
                                                                              ==============  =============  ==============


                                                                              LVIP
                                                                              MANAGED RISK
                                                                              AMERICAN
                                                                              GROWTH
                                                                              ALLOCATION
                                                                              STANDARD CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $       --
Changes From Operations:
   - Net investment income (loss)                                                       --
   - Net realized gain (loss) on investments                                            --
   - Net change in unrealized appreciation or depreciation on investments               --
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                           --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 --
   - Contract withdrawals and transfers to annuity reserves                             --
   - Contract transfers                                                                 --
                                                                              --------------
                                                                                        --
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                              --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                    --
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 --
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2012                                                         --
Changes From Operations:
   - Net investment income (loss)                                                    5,145
   - Net realized gain (loss) on investments                                         7,575
   - Net change in unrealized appreciation or depreciation on investments           13,352
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       26,072
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            443,660
   - Contract withdrawals and transfers to annuity reserves                         (1,696)
   - Contract transfers                                                             (1,155)
                                                                              --------------
                                                                                   440,809
   Annuity Reserves:
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                              --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               440,809
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            466,881
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  466,881
                                                                              ==============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                             LVIP               LVIP            LVIP
                                                                             MANAGED            MANAGED         MANAGED
                                                                             RISK PROFILE       RISK PROFILE    RISK PROFILE
                                                                             CONSERVATIVE       CONSERVATIVE    GROWTH
                                                                             STANDARD CLASS     SERVICE CLASS   STANDARD CLASS
                                                                             SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $      --     $    417,683,901    $        --
Changes From Operations:
   - Net investment income (loss)                                                    500           14,259,579          2,021
   - Net realized gain (loss) on investments                                          (2)          11,137,484          8,248
   - Net change in unrealized appreciation or depreciation on investments           (212)          13,717,576             --
                                                                             --------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        286           39,114,639         10,269
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               --          239,129,601        196,964
   - Contract withdrawals and transfers to annuity reserves                       (1,019)         (59,042,645)        (2,030)
   - Contract transfers                                                           51,886          160,179,144       (205,203)
                                                                             --------------  -----------------  --------------
                                                                                  50,867          340,266,100        (10,269)
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                   --             --
   - Annuity Payments                                                                 --                   --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                   --             --
                                                                             --------------  -----------------  --------------
                                                                                      --                   --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              50,867          340,266,100        (10,269)
                                                                             --------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           51,153          379,380,739             --
                                                                             --------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   51,153          797,064,640             --
Changes From Operations:
   - Net investment income (loss)                                                    (24)           1,194,880         48,399
   - Net realized gain (loss) on investments                                         513           34,865,111          4,445
   - Net change in unrealized appreciation or depreciation on investments            212           33,378,258        139,793
                                                                             --------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        701           69,438,249        192,637
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               --          263,844,028      3,457,017
   - Contract withdrawals and transfers to annuity reserves                           --          (83,861,255)       (14,596)
   - Contract transfers                                                          (51,854)          49,228,676         24,108
                                                                             --------------  -----------------  --------------
                                                                                 (51,854)         229,211,449      3,466,529
   Annuity Reserves:
   - Annuity Payments                                                                 --                 (224)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                   --             --
                                                                             --------------  -----------------  --------------
                                                                                      --                 (224)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (51,854)         229,211,225      3,466,529
                                                                             --------------  -----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (51,153)         298,649,474      3,659,166
                                                                             --------------  -----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $      --     $  1,095,714,114    $ 3,659,166
                                                                             ==============  =================  ==============


                                                                                LVIP            LVIP              LVIP
                                                                                MANAGED         MANAGED           MANAGED
                                                                                RISK PROFILE    RISK PROFILE      RISK PROFILE
                                                                                GROWTH          MODERATE          MODERATE
                                                                                SERVICE CLASS   STANDARD CLASS    SERVICE CLASS
                                                                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $    733,350,041     $      --     $  1,171,356,272
Changes From Operations:
   - Net investment income (loss)                                                  18,005,592            --           33,873,996
   - Net realized gain (loss) on investments                                        2,887,962            --           11,480,448
   - Net change in unrealized appreciation or depreciation on investments          69,137,393            --           77,295,555
                                                                             -----------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      90,030,947            --          122,649,999
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         1,220,107,774            --        1,072,650,327
   - Contract withdrawals and transfers to annuity reserves                       (69,677,182)           --         (128,359,230)
   - Contract transfers                                                           404,663,583            --          442,417,891
                                                                             -----------------  --------------  -----------------
                                                                                1,555,094,175            --        1,386,708,988
   Annuity Reserves:
   - Transfer from accumulation units                                                      --            --                   --
   - Annuity Payments                                                                  (2,901)           --              (18,924)
   - Receipt (reimbursement) of mortality guarantee adjustments                          (131)           --                  623
                                                                             -----------------  --------------  -----------------
                                                                                       (3,032)           --              (18,301)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            1,555,091,143            --        1,386,690,687
                                                                             -----------------  --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,645,122,090            --        1,509,340,686
                                                                             -----------------  --------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                 2,378,472,131            --        2,680,696,958
Changes From Operations:
   - Net investment income (loss)                                                  19,817,628           734           10,317,326
   - Net realized gain (loss) on investments                                       14,320,630             6           28,108,243
   - Net change in unrealized appreciation or depreciation on investments         414,534,507           114          330,891,621
                                                                             -----------------  --------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     448,672,765           854          369,317,190
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         2,425,022,663        50,000        1,618,950,647
   - Contract withdrawals and transfers to annuity reserves                      (180,237,663)         (549)        (227,145,530)
   - Contract transfers                                                         1,071,827,550            --          750,337,845
                                                                             -----------------  --------------  -----------------
                                                                                3,316,612,550        49,451        2,142,142,962
   Annuity Reserves:
   - Annuity Payments                                                                  (2,733)           --              (29,592)
   - Receipt (reimbursement) of mortality guarantee adjustments                             3            --              (43,933)
                                                                             -----------------  --------------  -----------------
                                                                                       (2,730)           --              (73,525)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            3,316,609,820        49,451        2,142,069,437
                                                                             -----------------  --------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         3,765,282,585        50,305        2,511,386,627
                                                                             -----------------  --------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                              $  6,143,754,716     $  50,305     $  5,192,083,585
                                                                             =================  ==============  =================



                                                                              LVIP MFS        LVIP MFS
                                                                              INTERNATIONAL   INTERNATIONAL    LVIP MFS
                                                                              GROWTH          GROWTH RPM       VALUE
                                                                              SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  113,856,658   $         --   $  551,815,744
Changes From Operations:
   - Net investment income (loss)                                                  (948,862)            --       (1,400,234)
   - Net realized gain (loss) on investments                                        815,764             --       16,334,398
   - Net change in unrealized appreciation or depreciation on investments        20,678,066             --       70,140,343
                                                                             ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    20,544,968             --       85,074,507
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           6,155,337             --       51,312,691
   - Contract withdrawals and transfers to annuity reserves                      (7,372,799)            --      (37,377,835)
   - Contract transfers                                                             217,752             --       21,731,041
                                                                             ---------------  -------------  ---------------
                                                                                   (999,710)            --       35,665,897
   Annuity Reserves:
   - Transfer from accumulation units                                                    --             --               --
   - Annuity Payments                                                                  (792)            --          (38,237)
   - Receipt (reimbursement) of mortality guarantee adjustments                          (5)            --             (981)
                                                                             ---------------  -------------  ---------------
                                                                                       (797)            --          (39,218)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (1,000,507)            --       35,626,679
                                                                             ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          19,544,461             --      120,701,186
                                                                             ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                 133,401,119             --      672,516,930
Changes From Operations:
   - Net investment income (loss)                                                (1,014,215)        27,162        2,234,198
   - Net realized gain (loss) on investments                                      3,444,662         22,081       36,875,786
   - Net change in unrealized appreciation or depreciation on investments        13,666,556        786,593      182,216,066
                                                                             ---------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    16,097,003        835,836      221,326,050
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           6,663,747     20,377,292       43,092,518
   - Contract withdrawals and transfers to annuity reserves                      (9,213,859)      (227,926)     (48,874,701)
   - Contract transfers                                                           7,180,428     13,833,585      (37,923,992)
                                                                             ---------------  -------------  ---------------
                                                                                  4,630,316     33,982,951      (43,706,175)
   Annuity Reserves:
   - Annuity Payments                                                                  (870)            --          (45,870)
   - Receipt (reimbursement) of mortality guarantee adjustments                          18             --               75
                                                                             ---------------  -------------  ---------------
                                                                                       (852)            --          (45,795)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              4,629,464     33,982,951      (43,751,970)
                                                                             ---------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          20,726,467     34,818,787      177,574,080
                                                                             ---------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $  154,127,586   $ 34,818,787   $  850,091,010
                                                                             ===============  =============  ===============



                                                                                             LVIP MONDRIAN    LVIP MONDRIAN
                                                                             LVIP MID-CAP    INTERNATIONAL    INTERNATIONAL
                                                                             VALUE           VALUE            VALUE
                                                                             SERVICE CLASS   STANDARD CLASS   SERVICE CLASS
                                                                             SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  44,365,619    $  17,121,039    $ 102,799,297
Changes From Operations:
   - Net investment income (loss)                                                 (793,871)         166,059        1,102,248
   - Net realized gain (loss) on investments                                     2,041,000         (414,839)      (1,962,215)
   - Net change in unrealized appreciation or depreciation on investments        8,590,289        1,420,629        8,859,297
                                                                             --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    9,837,418        1,171,849        7,999,330
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          5,330,282           72,647        5,239,500
   - Contract withdrawals and transfers to annuity reserves                     (3,383,508)      (1,955,212)      (9,841,837)
   - Contract transfers                                                          2,162,406       (1,366,646)       2,049,882
                                                                             --------------  ---------------  ---------------
                                                                                 4,109,180       (3,249,211)      (2,552,455)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --               --            9,037
   - Annuity Payments                                                               (4,731)          (4,804)         (10,527)
   - Receipt (reimbursement) of mortality guarantee adjustments                        (90)             (24)         (16,561)
                                                                             --------------  ---------------  ---------------
                                                                                    (4,821)          (4,828)         (18,051)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             4,104,359       (3,254,039)      (2,570,506)
                                                                             --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         13,941,777       (2,082,190)       5,428,824
                                                                             --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                 58,307,396       15,038,849      108,228,121
Changes From Operations:
   - Net investment income (loss)                                                 (927,659)         136,439        3,486,732
   - Net realized gain (loss) on investments                                     5,150,140          141,235        1,455,338
   - Net change in unrealized appreciation or depreciation on investments       13,465,609        2,664,491       31,523,931
                                                                             --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   17,688,090        2,942,165       36,466,001
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          5,233,453           46,375        5,978,899
   - Contract withdrawals and transfers to annuity reserves                     (4,771,024)      (2,425,402)     (19,767,398)
   - Contract transfers                                                         (4,518,866)       2,313,082      192,399,559
                                                                             --------------  ---------------  ---------------
                                                                                (4,056,437)         (65,945)     178,611,060
   Annuity Reserves:
   - Annuity Payments                                                               (5,718)          (4,771)          (1,109)
   - Receipt (reimbursement) of mortality guarantee adjustments                         10              (17)             (59)
                                                                             --------------  ---------------  ---------------
                                                                                    (5,708)          (4,788)          (1,168)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (4,062,145)         (70,733)     178,609,892
                                                                             --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         13,625,945        2,871,432      215,075,893
                                                                             --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $  71,933,341    $  17,910,281    $ 323,304,014
                                                                             ==============  ===============  ===============




                                                                             LVIP MONEY
                                                                             MARKET
                                                                             STANDARD CLASS
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  60,993,041
Changes From Operations:
   - Net investment income (loss)                                                 (821,134)
   - Net realized gain (loss) on investments                                           228
   - Net change in unrealized appreciation or depreciation on investments               (1)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     (820,907)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          1,014,484
   - Contract withdrawals and transfers to annuity reserves                    (36,423,087)
   - Contract transfers                                                         23,691,269
                                                                             --------------
                                                                               (11,717,334)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                              (25,735)
   - Receipt (reimbursement) of mortality guarantee adjustments                        111
                                                                             --------------
                                                                                   (25,624)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (11,742,958)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (12,563,865)
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2012                                                 48,429,176
Changes From Operations:
   - Net investment income (loss)                                                 (705,369)
   - Net realized gain (loss) on investments                                            --
   - Net change in unrealized appreciation or depreciation on investments               --
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     (705,369)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            668,501
   - Contract withdrawals and transfers to annuity reserves                    (38,371,591)
   - Contract transfers                                                         30,123,818
                                                                             --------------
                                                                                (7,579,272)
   Annuity Reserves:
   - Annuity Payments                                                               (3,175)
   - Receipt (reimbursement) of mortality guarantee adjustments                        401
                                                                             --------------
                                                                                    (2,774)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (7,582,046)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (8,287,415)
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  40,141,761
                                                                             ==============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013





                                                                                LVIP MONEY      LVIP SSGA        LVIP SSGA
                                                                                MARKET          BOND INDEX       BOND INDEX
                                                                                SERVICE CLASS   STANDARD CLASS   SERVICE CLASS
                                                                                SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $   358,035,288     $       --    $  952,715,198
Changes From Operations:
   - Net investment income (loss)                                                  (5,386,018)           467         4,974,873
   - Net realized gain (loss) on investments                                            1,425            123         9,851,307
   - Net change in unrealized appreciation or depreciation on investments                  (1)          (436)        3,230,042
                                                                              ----------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (5,384,594)           154        18,056,222
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            36,629,175         54,125        44,497,466
   - Contract withdrawals and transfers to annuity reserves                      (178,403,552)          (453)      (69,655,166)
   - Contract transfers                                                           116,209,241        (27,599)       52,237,658
                                                                              ----------------  --------------  ---------------
                                                                                  (25,565,136)        26,073        27,079,958
   Annuity Reserves:
   - Transfer from accumulation units                                                      --             --                --
   - Annuity Payments                                                                 (29,437)            --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                       (32,844)            --                --
                                                                              ----------------  --------------  ---------------
                                                                                      (62,281)            --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (25,627,417)        26,073        27,079,958
                                                                              ----------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (31,012,011)        26,227        45,136,180
                                                                              ----------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                   327,023,277         26,227       997,851,378
Changes From Operations:
   - Net investment income (loss)                                                  (5,201,222)         1,336           241,351
   - Net realized gain (loss) on investments                                                1            115         6,514,749
   - Net change in unrealized appreciation or depreciation on investments                  (1)        (3,293)      (52,777,596)
                                                                              ----------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      (5,201,222)        (1,842)      (46,021,496)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            64,669,787        143,675        37,916,125
   - Contract withdrawals and transfers to annuity reserves                      (182,529,114)          (922)      (83,954,507)
   - Contract transfers                                                            75,454,010         (2,714)       86,247,334
                                                                              ----------------  --------------  ---------------
                                                                                  (42,405,317)       140,039        40,208,952
   Annuity Reserves:
   - Annuity Payments                                                                 (17,155)            --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                           224             --                --
                                                                              ----------------  --------------  ---------------
                                                                                      (16,931)            --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (42,422,248)       140,039        40,208,952
                                                                              ----------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (47,623,470)       138,197        (5,812,544)
                                                                              ----------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $   279,399,807     $  164,424    $  992,038,834
                                                                              ================  ==============  ===============


                                                                               LVIP SSGA        LVIP SSGA
                                                                               CONSERVATIVE     CONSERVATIVE   LVIP SSGA
                                                                               INDEX            STRUCTURED     DEVELOPED
                                                                               ALLOCATION       ALLOCATION     INTERNATIONAL 150
                                                                               SERVICE CLASS    SERVICE CLASS  STANDARD CLASS
                                                                               SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  32,014,658   $  143,541,076       $     --
Changes From Operations:
   - Net investment income (loss)                                                   520,584        3,733,661             --
   - Net realized gain (loss) on investments                                        405,686        1,470,658             --
   - Net change in unrealized appreciation or depreciation on investments         1,879,606        4,961,825             --
                                                                              --------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     2,805,876       10,166,144             --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          12,674,248       32,800,133             --
   - Contract withdrawals and transfers to annuity reserves                      (2,690,780)      (9,097,468)            --
   - Contract transfers                                                          10,912,733       21,251,772             --
                                                                              --------------  ---------------  -----------------
                                                                                 20,896,201       44,954,437             --
   Annuity Reserves:
   - Transfer from accumulation units                                                    --               --             --
   - Annuity Payments                                                                    --               --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --             --
                                                                              --------------  ---------------  -----------------
                                                                                         --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             20,896,201       44,954,437             --
                                                                              --------------  ---------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          23,702,077       55,120,581             --
                                                                              --------------  ---------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                  55,716,735      198,661,657             --
Changes From Operations:
   - Net investment income (loss)                                                  (228,216)         (73,237)           446
   - Net realized gain (loss) on investments                                      1,080,883        2,528,468             82
   - Net change in unrealized appreciation or depreciation on investments         1,546,564        6,873,585          1,027
                                                                              --------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     2,399,231        9,328,816          1,555
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           6,577,526        6,724,541         17,130
   - Contract withdrawals and transfers to annuity reserves                      (4,856,938)     (13,174,771)          (525)
   - Contract transfers                                                          (2,648,474)     (11,711,277)         6,804
                                                                              --------------  ---------------  -----------------
                                                                                   (927,886)     (18,161,507)        23,409
   Annuity Reserves:
   - Annuity Payments                                                                  (224)              --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --             --
                                                                              --------------  ---------------  -----------------
                                                                                       (224)              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (928,110)     (18,161,507)        23,409
                                                                              --------------  ---------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           1,471,121       (8,832,691)        24,964
                                                                              --------------  ---------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  57,187,856   $  189,828,966       $ 24,964
                                                                              ==============  ===============  =================



                                                                              LVIP SSGA          LVIP SSGA         LVIP SSGA
                                                                              DEVELOPED          EMERGING          EMERGING
                                                                              INTERNATIONAL 150  MARKETS 100       MARKETS 100
                                                                              SERVICE CLASS      STANDARD CLASS    SERVICE CLASS
                                                                              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $  130,126,370     $   14,087    $  155,980,136
Changes From Operations:
   - Net investment income (loss)                                                      948,986          1,451         1,199,117
   - Net realized gain (loss) on investments                                           784,650          5,462        16,247,616
   - Net change in unrealized appreciation or depreciation on investments           14,283,977          1,096           (95,148)
                                                                              -----------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       16,017,613          8,009        17,351,585
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              2,775,928         59,116         7,981,963
   - Contract withdrawals and transfers to annuity reserves                         (8,230,016)          (866)      (12,174,945)
   - Contract transfers                                                                937,576         23,861         7,505,834
                                                                              -----------------  --------------  ---------------
                                                                                    (4,516,512)        82,111         3,312,852
   Annuity Reserves:
   - Transfer from accumulation units                                                       --             --             4,142
   - Annuity Payments                                                                       --             --            (2,257)
   - Receipt (reimbursement) of mortality guarantee adjustments                             --             --               (32)
                                                                              -----------------  --------------  ---------------
                                                                                            --             --             1,853
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (4,516,512)        82,111         3,314,705
                                                                              -----------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             11,501,101         90,120        20,666,290
                                                                              -----------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                    141,627,471        104,207       176,646,426
Changes From Operations:
   - Net investment income (loss)                                                      992,521          4,162           567,624
   - Net realized gain (loss) on investments                                         4,785,618           (254)       (2,291,712)
   - Net change in unrealized appreciation or depreciation on investments           18,195,511         (3,394)       (5,306,346)
                                                                              -----------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       23,973,650            514        (7,030,434)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              2,525,392        170,129         4,983,437
   - Contract withdrawals and transfers to annuity reserves                        (10,353,693)       (10,548)      (12,271,208)
   - Contract transfers                                                             (8,741,283)        15,380        15,538,062
                                                                              -----------------  --------------  ---------------
                                                                                   (16,569,584)       174,961         8,250,291
   Annuity Reserves:
   - Annuity Payments                                                                       --             --            (2,276)
   - Receipt (reimbursement) of mortality guarantee adjustments                             --             --                 3
                                                                              -----------------  --------------  ---------------
                                                                                            --             --            (2,273)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (16,569,584)       174,961         8,248,018
                                                                              -----------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              7,404,066        175,475         1,217,584
                                                                              -----------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  149,031,537     $  279,682    $  177,864,010
                                                                              =================  ==============  ===============



                                                                              LVIP SSGA        LVIP SSGA        LVIP SSGA
                                                                              GLOBAL TACTICAL  GLOBAL TACTICAL  INTERNATIONAL
                                                                              ALLOCATION RPM   ALLOCATION RPM   INDEX
                                                                              STANDARD CLASS   SERVICE CLASS    STANDARD CLASS
                                                                              SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                   $       --     $  231,199,458     $      --
Changes From Operations:
   - Net investment income (loss)                                                      451          4,960,462           456
   - Net realized gain (loss) on investments                                            --            604,778           145
   - Net change in unrealized appreciation or depreciation on investments              555         18,339,722         3,336
                                                                              ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        1,006         23,904,962         3,937
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             62,088         84,376,573        30,159
   - Contract withdrawals and transfers to annuity reserves                             --        (16,270,342)         (191)
   - Contract transfers                                                                 --         43,952,993          (196)
                                                                              ---------------  ---------------  --------------
                                                                                    62,088        112,059,224        29,772
   Annuity Reserves:
   - Transfer from accumulation units                                                   --                 --            --
   - Annuity Payments                                                                   --           (110,358)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --             (1,181)           --
                                                                              ---------------  ---------------  --------------
                                                                                        --           (111,539)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                62,088        111,947,685        29,772
                                                                              ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             63,094        135,852,647        33,709
                                                                              ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                     63,094        367,052,105        33,709
Changes From Operations:
   - Net investment income (loss)                                                    3,321          3,084,405         1,152
   - Net realized gain (loss) on investments                                           751          3,487,177         1,068
   - Net change in unrealized appreciation or depreciation on investments            2,342         35,810,079        16,658
                                                                              ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                        6,414         42,381,661        18,878
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            149,236        271,307,095       120,515
   - Contract withdrawals and transfers to annuity reserves                        (22,003)       (27,020,937)       (1,762)
   - Contract transfers                                                              3,388         78,504,567        (1,204)
                                                                              ---------------  ---------------  --------------
                                                                                   130,621        322,790,725       117,549
   Annuity Reserves:
   - Annuity Payments                                                                   --           (112,822)           --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --                757            --
                                                                              ---------------  ---------------  --------------
                                                                                        --           (112,065)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               130,621        322,678,660       117,549
                                                                              ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            137,035        365,060,321       136,427
                                                                              ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $  200,129     $  732,112,426     $ 170,136
                                                                              ===============  ===============  ==============



                                                                              LVIP SSGA
                                                                              INTERNATIONAL
                                                                              INDEX
                                                                              SERVICE CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                 $  191,861,496
Changes From Operations:
   - Net investment income (loss)                                                    (72,767)
   - Net realized gain (loss) on investments                                       2,134,736
   - Net change in unrealized appreciation or depreciation on investments         28,301,738
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     30,363,707
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            5,112,890
   - Contract withdrawals and transfers to annuity reserves                      (13,220,661)
   - Contract transfers                                                           (5,415,288)
                                                                              ---------------
                                                                                 (13,523,059)
   Annuity Reserves:
   - Transfer from accumulation units                                                     --
   - Annuity Payments                                                                     --
   - Receipt (reimbursement) of mortality guarantee adjustments                           --
                                                                              ---------------
                                                                                          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (13,523,059)
                                                                              ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           16,840,648
                                                                              ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  208,702,144
Changes From Operations:
   - Net investment income (loss)                                                   (475,454)
   - Net realized gain (loss) on investments                                       7,228,804
   - Net change in unrealized appreciation or depreciation on investments         35,458,740
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     42,212,090
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            4,296,373
   - Contract withdrawals and transfers to annuity reserves                      (20,153,653)
   - Contract transfers                                                           66,292,905
                                                                              ---------------
                                                                                  50,435,625
   Annuity Reserves:
   - Annuity Payments                                                                 (2,290)
   - Receipt (reimbursement) of mortality guarantee adjustments                           10
                                                                              ---------------
                                                                                      (2,280)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              50,433,345
                                                                              ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           92,645,435
                                                                              ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  301,347,579
                                                                              ===============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013





                                                                                                              LVIP SSGA
                                                                             LVIP SSGA       LVIP SSGA        LARGE CAP
                                                                             LARGE CAP 100   LARGE CAP 100    RPM
                                                                             STANDARD CLASS  SERVICE CLASS    STANDARD CLASS
                                                                             SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $      --     $  282,152,292       $    --
Changes From Operations:
   - Net investment income (loss)                                                     (1)        (1,093,709)           --
   - Net realized gain (loss) on investments                                          --         12,588,440            --
   - Net change in unrealized appreciation or depreciation on investments             14         16,147,960            --
                                                                             --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         13         27,642,691            --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,501          7,712,367            --
   - Contract withdrawals and transfers to annuity reserves                           --        (18,379,019)           --
   - Contract transfers                                                            1,250        (20,069,746)           --
                                                                             --------------  ---------------  --------------
                                                                                   3,751        (30,736,398)           --
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                 --            --
   - Annuity Payments                                                                 --                 --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                 --            --
                                                                             --------------  ---------------  --------------
                                                                                      --                 --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               3,751        (30,736,398)           --
                                                                             --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            3,764         (3,093,707)           --
                                                                             --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    3,764        279,058,585            --
Changes From Operations:
   - Net investment income (loss)                                                 11,767            665,819            15
   - Net realized gain (loss) on investments                                      32,409         41,813,444            --
   - Net change in unrealized appreciation or depreciation on investments         29,510         43,597,563            94
                                                                             --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     73,686         86,076,826           109
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          227,159          5,828,238         1,287
   - Contract withdrawals and transfers to annuity reserves                      (11,778)       (24,277,263)           (3)
   - Contract transfers                                                          499,066        (29,926,373)           19
                                                                             --------------  ---------------  --------------
                                                                                 714,447        (48,375,398)        1,303
   Annuity Reserves:
   - Annuity Payments                                                                 --                 --            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                 --            --
                                                                             --------------  ---------------  --------------
                                                                                      --                 --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             714,447        (48,375,398)        1,303
                                                                             --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          788,133         37,701,428         1,412
                                                                             --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 791,897     $  316,760,013       $ 1,412
                                                                             ==============  ===============  ==============



                                                                                                                LVIP SSGA
                                                                              LVIP SSGA      LVIP SSGA          MODERATE
                                                                              LARGE CAP      MODERATE INDEX     STRUCTURED
                                                                              RPM            ALLOCATION         ALLOCATION
                                                                              SERVICE CLASS  SERVICE CLASS      SERVICE CLASS
                                                                              SUBACCOUNT     SUBACCOUNT         SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $          --   $   69,827,648   $  332,998,959
Changes From Operations:
   - Net investment income (loss)                                                       --          675,283        9,132,426
   - Net realized gain (loss) on investments                                            --          810,517        2,695,811
   - Net change in unrealized appreciation or depreciation on investments               --        7,602,444       23,060,886
                                                                             --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                           --        9,088,244       34,889,123
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 --       41,411,126      115,401,719
   - Contract withdrawals and transfers to annuity reserves                             --       (6,920,140)     (24,342,865)
   - Contract transfers                                                                 --       21,996,376       76,444,163
                                                                             --------------  ---------------  ---------------
                                                                                        --       56,487,362      167,503,017
   Annuity Reserves:
   - Transfer from accumulation units                                                   --               --               --
   - Annuity Payments                                                                   --               --           (3,100)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --               --              (36)
                                                                             --------------  ---------------  ---------------
                                                                                        --               --           (3,136)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                    --       56,487,362      167,499,881
                                                                             --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 --       65,575,606      202,389,004
                                                                             --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                         --      135,403,254      535,387,963
Changes From Operations:
   - Net investment income (loss)                                                  176,853         (704,048)       4,522,273
   - Net realized gain (loss) on investments                                        24,453        2,374,561        7,159,583
   - Net change in unrealized appreciation or depreciation on investments        1,275,948       13,638,125       55,338,456
                                                                             --------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    1,477,254       15,308,638       67,020,312
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         15,342,618       23,542,500       28,953,516
   - Contract withdrawals and transfers to annuity reserves                       (210,238)      (8,392,415)     (49,269,959)
   - Contract transfers                                                          9,337,884        8,707,104      279,623,711
                                                                             --------------  ---------------  ---------------
                                                                                24,470,264       23,857,189      259,307,268
   Annuity Reserves:
   - Annuity Payments                                                                   --             (168)         (13,548)
   - Receipt (reimbursement) of mortality guarantee adjustments                         --               --            3,255
                                                                             --------------  ---------------  ---------------
                                                                                        --             (168)         (10,293)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            24,470,264       23,857,021      259,296,975
                                                                             --------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         25,947,518       39,165,659      326,317,287
                                                                             --------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $  25,947,518   $  174,568,913   $  861,705,250
                                                                             ==============  ===============  ===============


                                                                              LVIP SSGA         LVIP SSGA
                                                                              MODERATELY        MODERATELY
                                                                              AGGRESSIVE        AGGRESSIVE
                                                                              INDEX             STRUCTURED     LVIP SSGA
                                                                              ALLOCATION        ALLOCATION     S&P 500 INDEX
                                                                              SERVICE CLASS     SERVICE CLASS  STANDARD CLASS
                                                                              SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $   75,180,805   $  237,348,906    $  1,897,063
Changes From Operations:
   - Net investment income (loss)                                                   580,135        7,182,933         (13,208)
   - Net realized gain (loss) on investments                                        793,330        1,623,262         202,519
   - Net change in unrealized appreciation or depreciation on investments         8,577,410       17,189,012          47,667
                                                                             ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     9,950,875       25,995,207         236,978
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          27,490,935       70,012,387          65,757
   - Contract withdrawals and transfers to annuity reserves                      (5,278,947)     (12,612,516)       (361,267)
   - Contract transfers                                                          20,616,038       36,963,894        (208,420)
                                                                             ---------------  ---------------  --------------
                                                                                 42,828,026       94,363,765        (503,930)
   Annuity Reserves:
   - Transfer from accumulation units                                                    --               --              --
   - Annuity Payments                                                                    --               --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --              --
                                                                             ---------------  ---------------  --------------
                                                                                         --               --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             42,828,026       94,363,765        (503,930)
                                                                             ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          52,778,901      120,358,972        (266,952)
                                                                             ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                 127,959,706      357,707,878       1,630,111
Changes From Operations:
   - Net investment income (loss)                                                  (553,250)       1,819,453         181,721
   - Net realized gain (loss) on investments                                      2,833,467        5,407,307         175,903
   - Net change in unrealized appreciation or depreciation on investments        14,672,207       38,736,196       3,551,682
                                                                             ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    16,952,424       45,962,956       3,909,306
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          16,557,581       13,447,576         621,577
   - Contract withdrawals and transfers to annuity reserves                      (7,891,645)     (23,038,973)     (2,664,683)
   - Contract transfers                                                           7,108,868       10,538,846      32,703,964
                                                                             ---------------  ---------------  --------------
                                                                                 15,774,804          947,449      30,660,858
   Annuity Reserves:
   - Annuity Payments                                                                  (224)              --          (6,638)
   - Receipt (reimbursement) of mortality guarantee adjustments                          --               --             473
                                                                             ---------------  ---------------  --------------
                                                                                       (224)              --          (6,165)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             15,774,580          947,449      30,654,693
                                                                             ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          32,727,004       46,910,405      34,563,999
                                                                             ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  160,686,710   $  404,618,283    $ 36,194,110
                                                                             ===============  ===============  ==============





                                                                             LVIP SSGA        LVIP SSGA        LVIP SSGA
                                                                             S&P 500 INDEX    SMALL-CAP INDEX  SMALL-CAP INDEX
                                                                             SERVICE CLASS    STANDARD CLASS   SERVICE CLASS
                                                                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  421,172,307     $   11,669      $  126,195,557
Changes From Operations:
   - Net investment income (loss)                                                (4,321,250)            13          (1,635,244)
   - Net realized gain (loss) on investments                                     21,794,692            394           5,912,170
   - Net change in unrealized appreciation or depreciation on investments        40,123,963          4,219          12,747,434
                                                                             ---------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    57,597,405          4,626          17,024,360
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          17,236,257         34,604           6,044,213
   - Contract withdrawals and transfers to annuity reserves                     (32,638,092)          (739)         (9,265,243)
   - Contract transfers                                                          39,296,094         11,724           3,443,727
                                                                             ---------------  ---------------  ----------------
                                                                                 23,894,259         45,589             222,697
   Annuity Reserves:
   - Transfer from accumulation units                                                    --             --                  --
   - Annuity Payments                                                                    --             --                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                          --             --                  --
                                                                             ---------------  ---------------  ----------------
                                                                                         --             --                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             23,894,259         45,589             222,697
                                                                             ---------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          81,491,664         50,215          17,247,057
                                                                             ---------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                 502,663,971         61,884         143,442,614
Changes From Operations:
   - Net investment income (loss)                                                (1,850,241)         2,028          (2,467,740)
   - Net realized gain (loss) on investments                                     35,935,996          7,058          15,346,230
   - Net change in unrealized appreciation or depreciation on investments       133,210,668         66,607          52,267,857
                                                                             ---------------  ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   167,296,423         75,693          65,146,347
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          21,027,882        508,895           6,406,547
   - Contract withdrawals and transfers to annuity reserves                     (65,387,432)        (5,100)        (19,430,814)
   - Contract transfers                                                         213,076,180        (15,597)        102,011,607
                                                                             ---------------  ---------------  ----------------
                                                                                168,716,630        488,198          88,987,340
   Annuity Reserves:
   - Annuity Payments                                                               (10,334)            --              (1,475)
   - Receipt (reimbursement) of mortality guarantee adjustments                         973             --                 876
                                                                             ---------------  ---------------  ----------------
                                                                                     (9,361)            --                (599)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            168,707,269        488,198          88,986,741
                                                                             ---------------  ---------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         336,003,692        563,891         154,133,088
                                                                             ---------------  ---------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                              $  838,667,663     $  625,775      $  297,575,702
                                                                             ===============  ===============  ================





                                                                             LVIP SSGA
                                                                             SMALL-CAP RPM
                                                                             STANDARD CLASS
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                    $     --
Changes From Operations:
   - Net investment income (loss)                                                      --
   - Net realized gain (loss) on investments                                           --
   - Net change in unrealized appreciation or depreciation on investments              --
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                --
   - Contract withdrawals and transfers to annuity reserves                            --
   - Contract transfers                                                                --
                                                                             ---------------
                                                                                       --
   Annuity Reserves:
   - Transfer from accumulation units                                                  --
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --
                                                                             ---------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                   --
                                                                             ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --
                                                                             ---------------
NET ASSETS AT DECEMBER 31, 2012                                                        --
Changes From Operations:
   - Net investment income (loss)                                                     406
   - Net realized gain (loss) on investments                                           --
   - Net change in unrealized appreciation or depreciation on investments             652
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                       1,058
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            39,008
   - Contract withdrawals and transfers to annuity reserves                            --
   - Contract transfers                                                                --
                                                                             ---------------
                                                                                   39,008
   Annuity Reserves:
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --
                                                                             ---------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               39,008
                                                                             ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            40,066
                                                                             ---------------
NET ASSETS AT DECEMBER 31, 2013                                                  $ 40,066
                                                                             ===============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                                            LVIP SSGA        LVIP SSGA
                                                                            LVIP SSGA       SMALL-MID        SMALL-MID
                                                                            SMALL-CAP RPM   CAP 200          CAP 200
                                                                            SERVICE CLASS   STANDARD CLASS   SERVICE CLASS
                                                                            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $         --     $      --     $   89,660,120
Changes From Operations:
   - Net investment income (loss)                                                      --           262            503,268
   - Net realized gain (loss) on investments                                           --           486         10,769,973
   - Net change in unrealized appreciation or depreciation on investments              --           (70)        (1,052,845)
                                                                            --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                          --           678         10,220,396
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                --         7,540          5,050,078
   - Contract withdrawals and transfers to annuity reserves                            --           (57)        (5,935,624)
   - Contract transfers                                                                --        13,379         (5,415,177)
                                                                            --------------  --------------  ---------------
                                                                                       --        20,862         (6,300,723)
   Annuity Reserves:
   - Transfer from accumulation units                                                  --            --                 --
   - Annuity Payments                                                                  --            --                 --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --            --                 --
                                                                            --------------  --------------  ---------------
                                                                                       --            --                 --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                   --        20,862         (6,300,723)
                                                                            --------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                --        21,540          3,919,673
                                                                            --------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                        --        21,540         93,579,793
Changes From Operations:
   - Net investment income (loss)                                                 113,319        15,955            676,462
   - Net realized gain (loss) on investments                                       44,838        45,160         14,076,888
   - Net change in unrealized appreciation or depreciation on investments       1,315,169         8,335         13,642,097
                                                                            --------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   1,473,326        69,450         28,395,447
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        16,155,058       452,857          3,655,521
   - Contract withdrawals and transfers to annuity reserves                      (171,487)      (10,881)        (8,202,447)
   - Contract transfers                                                         9,689,224       259,833         (6,682,580)
                                                                            --------------  --------------  ---------------
                                                                               25,672,795       701,809        (11,229,506)
   Annuity Reserves:
   - Annuity Payments                                                                  --            --                 --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --            --                 --
                                                                            --------------  --------------  ---------------
                                                                                       --            --                 --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           25,672,795       701,809        (11,229,506)
                                                                            --------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        27,146,121       771,259         17,165,941
                                                                            --------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 27,146,121     $ 792,799     $  110,745,734
                                                                            ==============  ==============  ===============


                                                                                            LVIP T. ROWE      LVIP T. ROWE
                                                                            LVIP T. ROWE    PRICE STRUCTURED  PRICE STRUCTURED
                                                                            PRICE GROWTH    MID-CAP           MID-CAP
                                                                            STOCK           GROWTH            GROWTH
                                                                            SERVICE CLASS   STANDARD CLASS    SERVICE CLASS
                                                                            SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  86,030,329     $ 2,184,638      $  60,225,079
Changes From Operations:
   - Net investment income (loss)                                              (2,006,448)        (40,922)        (1,292,507)
   - Net realized gain (loss) on investments                                    4,708,465         242,142          6,189,659
   - Net change in unrealized appreciation or depreciation on investments      12,156,452          96,396          4,105,170
                                                                            --------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  14,858,469         297,616          9,002,322
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        13,135,872          17,179         10,725,840
   - Contract withdrawals and transfers to annuity reserves                    (7,525,838)       (416,096)        (5,154,651)
   - Contract transfers                                                        37,132,118         215,454          5,439,463
                                                                            --------------  ----------------  ----------------
                                                                               42,742,152        (183,463)        11,010,652
   Annuity Reserves:
   - Transfer from accumulation units                                                  --              --                 --
   - Annuity Payments                                                             (20,948)             --               (398)
   - Receipt (reimbursement) of mortality guarantee adjustments                    (1,917)             --               (756)
                                                                            --------------  ----------------  ----------------
                                                                                  (22,865)             --             (1,154)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           42,719,287        (183,463)        11,009,498
                                                                            --------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        57,577,756         114,153         20,011,820
                                                                            --------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                               143,608,085       2,298,791         80,236,899
Changes From Operations:
   - Net investment income (loss)                                              (2,731,610)        (45,961)        (1,363,906)
   - Net realized gain (loss) on investments                                   10,102,034         317,474          9,121,636
   - Net change in unrealized appreciation or depreciation on investments      43,378,370         455,460         15,788,161
                                                                            --------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  50,748,794         726,973         23,545,891
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        10,686,226          58,184          7,503,889
   - Contract withdrawals and transfers to annuity reserves                   (10,092,575)       (282,058)        (5,351,028)
   - Contract transfers                                                        (6,351,954)       (109,216)       (18,415,548)
                                                                            --------------  ----------------  ----------------
                                                                               (5,758,303)       (333,090)       (16,262,687)
   Annuity Reserves:
   - Annuity Payments                                                              (2,173)             --             (1,255)
   - Receipt (reimbursement) of mortality guarantee adjustments                         4              --                 11
                                                                            --------------  ----------------  ----------------
                                                                                   (2,169)             --             (1,244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (5,760,472)       (333,090)       (16,263,931)
                                                                            --------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        44,988,322         393,883          7,281,960
                                                                            --------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 188,596,407     $ 2,692,674      $  87,518,859
                                                                            ==============  ================  ================



                                                                                             LVIP UBS         LVIP UBS
                                                                            LVIP TEMPLETON   LARGE CAP        LARGE CAP
                                                                            GROWTH RPM       GROWTH RPM       GROWTH RPM
                                                                            SERVICE CLASS    STANDARD CLASS   SERVICE CLASS
                                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $  118,673,830    $ 2,112,536    $   48,611,933
Changes From Operations:
   - Net investment income (loss)                                                  196,838        (38,325)         (929,099)
   - Net realized gain (loss) on investments                                     1,411,251        123,274         2,447,067
   - Net change in unrealized appreciation or depreciation on investments       22,383,898        207,792         5,395,610
                                                                            ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   23,991,987        292,741         6,913,578
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         22,616,527         48,526        11,755,982
   - Contract withdrawals and transfers to annuity reserves                    (10,009,233)      (231,657)       (5,119,021)
   - Contract transfers                                                           (750,394)        20,873        (2,113,214)
                                                                            ---------------  --------------  ---------------
                                                                                11,856,900       (162,258)        4,523,747
   Annuity Reserves:
   - Transfer from accumulation units                                                   --             --                --
   - Annuity Payments                                                                   --             --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --             --                --
                                                                            ---------------  --------------  ---------------
                                                                                        --             --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            11,856,900       (162,258)        4,523,747
                                                                            ---------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         35,848,887        130,483        11,437,325
                                                                            ---------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                154,522,717      2,243,019        60,049,258
Changes From Operations:
   - Net investment income (loss)                                                 (418,147)       (38,816)       (1,812,374)
   - Net realized gain (loss) on investments                                     4,308,161        183,219         3,261,316
   - Net change in unrealized appreciation or depreciation on investments       36,077,707        326,861        22,052,314
                                                                            ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   39,967,721        471,264        23,501,256
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        153,963,771          8,457        62,084,184
   - Contract withdrawals and transfers to annuity reserves                    (12,544,669)      (267,407)       (6,972,075)
   - Contract transfers                                                         43,236,807         (8,545)       21,928,845
                                                                            ---------------  --------------  ---------------
                                                                               184,655,909       (267,495)       77,040,954
   Annuity Reserves:
   - Annuity Payments                                                                   --             --                --
   - Receipt (reimbursement) of mortality guarantee adjustments                         --             --                --
                                                                            ---------------  --------------  ---------------
                                                                                        --             --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           184,655,909       (267,495)       77,040,954
                                                                            ---------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        224,623,630        203,769       100,542,210
                                                                            ---------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                             $  379,146,347    $ 2,446,788    $  160,591,468
                                                                            ===============  ==============  ===============



                                                                            LVIP VANGUARD    LVIP VANGUARD    LVIP VANGUARD
                                                                            DOMESTIC EQUITY  DOMESTIC EQUITY  INTERNATIONAL
                                                                            ETF              ETF              EQUITY ETF
                                                                            STANDARD CLASS   SERVICE CLASS    STANDARD CLASS
                                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $      --      $  14,571,491     $       --
Changes From Operations:
   - Net investment income (loss)                                                    731            (41,842)         1,318
   - Net realized gain (loss) on investments                                         164            661,199             89
   - Net change in unrealized appreciation or depreciation on investments          2,181          2,552,433          2,881
                                                                            ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      3,076          3,171,790          4,288
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           80,086         12,533,867         43,307
   - Contract withdrawals and transfers to annuity reserves                       (1,033)        (1,858,594)          (670)
   - Contract transfers                                                           30,002         16,311,856         10,858
                                                                            ---------------  ---------------  --------------
                                                                                 109,055         26,987,129         53,495
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                 --             --
   - Annuity Payments                                                                 --                 --             --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                 --             --
                                                                            ---------------  ---------------  --------------
                                                                                      --                 --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             109,055         26,987,129         53,495
                                                                            ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          112,131         30,158,919         57,783
                                                                            ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  112,131         44,730,410         57,783
Changes From Operations:
   - Net investment income (loss)                                                    409           (341,459)         5,561
   - Net realized gain (loss) on investments                                       5,941          1,982,855          2,676
   - Net change in unrealized appreciation or depreciation on investments         61,544         13,114,686         10,351
                                                                            ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                     67,894         14,756,082         18,588
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          208,735         10,268,674        298,572
   - Contract withdrawals and transfers to annuity reserves                      (25,922)        (2,662,971)       (10,009)
   - Contract transfers                                                           12,199         14,160,162         (5,772)
                                                                            ---------------  ---------------  --------------
                                                                                 195,012         21,765,865        282,791
   Annuity Reserves:
   - Annuity Payments                                                                 --               (281)            --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                 --             --
                                                                            ---------------  ---------------  --------------
                                                                                      --               (281)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             195,012         21,765,584        282,791
                                                                            ---------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          262,906         36,521,666        301,379
                                                                            ---------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 375,037      $  81,252,076     $  359,162
                                                                            ===============  ===============  ==============



                                                                            LVIP VANGUARD
                                                                            INTERNATIONAL
                                                                            EQUITY ETF
                                                                            SERVICE CLASS
                                                                            SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  8,915,387
Changes From Operations:
   - Net investment income (loss)                                                 641,049
   - Net realized gain (loss) on investments                                      115,365
   - Net change in unrealized appreciation or depreciation on investments       2,111,210
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   2,867,624
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         8,353,303
   - Contract withdrawals and transfers to annuity reserves                      (838,451)
   - Contract transfers                                                         6,847,621
                                                                            --------------
                                                                               14,362,473
   Annuity Reserves:
   - Transfer from accumulation units                                                  --
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --
                                                                            --------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           14,362,473
                                                                            --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        17,230,097
                                                                            --------------
NET ASSETS AT DECEMBER 31, 2012                                                26,145,484
Changes From Operations:
   - Net investment income (loss)                                                 188,131
   - Net realized gain (loss) on investments                                      570,100
   - Net change in unrealized appreciation or depreciation on investments       3,351,149
                                                                            --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   4,109,380
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         5,600,524
   - Contract withdrawals and transfers to annuity reserves                    (1,285,781)
   - Contract transfers                                                         7,035,836
                                                                            --------------
                                                                               11,350,579
   Annuity Reserves:
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustments                        --
                                                                            --------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           11,350,579
                                                                            --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        15,459,959
                                                                            --------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 41,605,443
                                                                            ==============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                             LVIP VIP         LVIP VIP       LORD ABBETT
                                                                             CONTRAFUND       CONTRAFUND     FUNDAMENTAL
                                                                             RPM              RPM            EQUITY
                                                                             STANDARD CLASS   SERVICE CLASS  CLASS VC
                                                                             SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                  $      --     $          --   $  14,435,281
Changes From Operations:
   - Net investment income (loss)                                                     --                --         (59,013)
   - Net realized gain (loss) on investments                                          --                --         468,564
   - Net change in unrealized appreciation or depreciation on investments             --                --         977,048
                                                                             --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                         --                --       1,386,599
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               --                --         168,100
   - Contract withdrawals and transfers to annuity reserves                           --                --        (720,628)
   - Contract transfers                                                               --                --        (349,438)
                                                                             --------------  --------------  --------------
                                                                                      --                --        (901,966)
   Annuity Reserves:
   - Transfer from accumulation units                                                 --                --              --
   - Annuity Payments                                                                 --                --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                --              --
                                                                             --------------  --------------  --------------
                                                                                      --                --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  --                --        (901,966)
                                                                             --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               --                --         484,633
                                                                             --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                       --                --      14,919,914
Changes From Operations:
   - Net investment income (loss)                                                    958           275,897        (115,134)
   - Net realized gain (loss) on investments                                          11            55,659       2,823,693
   - Net change in unrealized appreciation or depreciation on investments          2,091         5,336,422       2,075,200
                                                                             --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                      3,060         5,667,978       4,783,759
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          110,294        50,584,830         295,024
   - Contract withdrawals and transfers to annuity reserves                         (554)         (607,095)       (924,264)
   - Contract transfers                                                               --        39,989,982      (1,836,597)
                                                                             --------------  --------------  --------------
                                                                                 109,740        89,967,717      (2,465,837)
   Annuity Reserves:
   - Annuity Payments                                                                 --                --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --                --              --
                                                                             --------------  --------------  --------------
                                                                                      --                --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             109,740        89,967,717      (2,465,837)
                                                                             --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          112,800        95,635,695       2,317,922
                                                                             --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 112,800     $  95,635,695   $  17,237,836
                                                                             ==============  ==============  ==============




                                                                             MFS VIT        MFS VIT         MFS VIT
                                                                             CORE EQUITY    GROWTH          GROWTH
                                                                             SERVICE CLASS  INITIAL CLASS   SERVICE CLASS
                                                                             SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $ 2,225,017    $ 2,664,912    $  18,605,962
Changes From Operations:
   - Net investment income (loss)                                                (25,263)       (39,706)        (373,285)
   - Net realized gain (loss) on investments                                     122,043          9,035        1,328,199
   - Net change in unrealized appreciation or depreciation on investments        194,034        437,367        1,886,820
                                                                             -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    290,814        406,696        2,841,734
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,434          5,549        3,160,579
   - Contract withdrawals and transfers to annuity reserves                     (326,574)      (263,705)      (1,904,930)
   - Contract transfers                                                          (47,868)       (40,681)       1,792,537
                                                                             -------------  -------------  --------------
                                                                                (372,008)      (298,837)       3,048,186
   Annuity Reserves:
   - Transfer from accumulation units                                                 --             --               --
   - Annuity Payments                                                                 --             10               --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --        (16,252)              --
                                                                             -------------  -------------  --------------
                                                                                      --        (16,242)              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (372,008)      (315,079)       3,048,186
                                                                             -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (81,194)        91,617        5,889,920
                                                                             -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                2,143,823      2,756,529       24,495,882
Changes From Operations:
   - Net investment income (loss)                                                (21,164)       (35,439)        (439,827)
   - Net realized gain (loss) on investments                                     145,235         99,179        1,950,122
   - Net change in unrealized appreciation or depreciation on investments        564,855        843,529        7,572,993
                                                                             -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    688,926        907,269        9,083,288
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,716         16,321        3,255,661
   - Contract withdrawals and transfers to annuity reserves                     (182,877)      (264,400)      (1,776,990)
   - Contract transfers                                                          135,081         (4,244)       3,953,777
                                                                             -------------  -------------  --------------
                                                                                 (45,080)      (252,323)       5,432,448
   Annuity Reserves:
   - Annuity Payments                                                                 --             --               --
   - Receipt (reimbursement) of mortality guarantee adjustments                       --             --               --
                                                                             -------------  -------------  --------------
                                                                                      --             --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (45,080)      (252,323)       5,432,448
                                                                             -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          643,846        654,946       14,515,736
                                                                             -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 2,787,669    $ 3,411,475    $  39,011,618
                                                                             =============  =============  ==============




                                                                             MFS VIT          MFS VIT          MFS VIT
                                                                             TOTAL RETURN     TOTAL RETURN     UTILITIES
                                                                             INITIAL CLASS    SERVICE CLASS    INITIAL CLASS
                                                                             SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $ 11,755,872   $   287,424,116   $  10,788,087
Changes From Operations:
   - Net investment income (loss)                                                 148,033         2,501,419         547,207
   - Net realized gain (loss) on investments                                      127,300         2,214,741         392,568
   - Net change in unrealized appreciation or depreciation on investments         791,220        20,409,000         234,512
                                                                             -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   1,066,553        25,125,160       1,174,287
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            10,059         1,975,993         138,132
   - Contract withdrawals and transfers to annuity reserves                    (1,841,618)      (33,169,305)     (1,547,554)
   - Contract transfers                                                          (275,486)       (2,969,494)       (362,807)
                                                                             -------------  ----------------  --------------
                                                                               (2,107,045)      (34,162,806)     (1,772,229)
   Annuity Reserves:
   - Transfer from accumulation units                                                  --                --              --
   - Annuity Payments                                                              (2,685)          (12,383)         (8,002)
   - Receipt (reimbursement) of mortality guarantee adjustments                        27             1,563         (27,343)
                                                                             -------------  ----------------  --------------
                                                                                   (2,658)          (10,820)        (35,345)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (2,109,703)      (34,173,626)     (1,807,574)
                                                                             -------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (1,043,150)       (9,048,466)       (633,287)
                                                                             -------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                10,712,722       278,375,650      10,154,800
Changes From Operations:
   - Net investment income (loss)                                                  30,523        (1,736,397)         94,868
   - Net realized gain (loss) on investments                                      371,034        48,970,308         597,536
   - Net change in unrealized appreciation or depreciation on investments       1,282,650       (18,194,394)      1,127,717
                                                                             -------------  ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   1,684,207        29,039,517       1,820,121
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            39,735           750,065           8,437
   - Contract withdrawals and transfers to annuity reserves                    (1,578,931)      (12,981,272)     (1,090,734)
   - Contract transfers                                                          (622,410)     (295,178,936)        (93,524)
                                                                             -------------  ----------------  --------------
                                                                               (2,161,606)     (307,410,143)     (1,175,821)
   Annuity Reserves:
   - Annuity Payments                                                              (2,988)           (5,024)         (6,096)
   - Receipt (reimbursement) of mortality guarantee adjustments                        73                --             622
                                                                             -------------  ----------------  --------------
                                                                                   (2,915)           (5,024)         (5,474)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (2,164,521)     (307,415,167)     (1,181,295)
                                                                             -------------  ----------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (480,314)     (278,375,650)        638,826
                                                                             -------------  ----------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $ 10,232,408   $            --   $  10,793,626
                                                                             =============  ================  ==============


                                                                                              MORGAN
                                                                                              STANLEY
                                                                              MFS VIT         UIF CAPITAL   NB AMT
                                                                              UTILITIES       GROWTH        MID CAP
                                                                              SERVICE CLASS   CLASS II      GROWTH I CLASS
                                                                              SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  187,068,650   $ 1,463,259   $  42,704,716
Changes From Operations:
   - Net investment income (loss)                                                 9,578,620       (14,567)       (670,921)
   - Net realized gain (loss) on investments                                      3,622,063       118,315       4,680,174
   - Net change in unrealized appreciation or depreciation on investments         8,186,917        89,482         413,549
                                                                             ---------------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    21,387,600       193,230       4,422,802
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          11,585,690         1,882         373,806
   - Contract withdrawals and transfers to annuity reserves                     (20,150,241)     (108,648)     (5,939,916)
   - Contract transfers                                                           2,569,404        35,384      (4,675,765)
                                                                             ---------------  ------------  --------------
                                                                                 (5,995,147)      (71,382)    (10,241,875)
   Annuity Reserves:
   - Transfer from accumulation units                                                 8,736            --              --
   - Annuity Payments                                                               (19,639)           --            (392)
   - Receipt (reimbursement) of mortality guarantee adjustments                      (1,095)           --          (8,665)
                                                                             ---------------  ------------  --------------
                                                                                    (11,998)           --          (9,057)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (6,007,145)      (71,382)    (10,250,932)
                                                                             ---------------  ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          15,380,455       121,848      (5,828,130)
                                                                             ---------------  ------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                 202,449,105     1,585,107      36,876,586
Changes From Operations:
   - Net investment income (loss)                                                   950,393       (12,131)       (236,204)
   - Net realized gain (loss) on investments                                     12,465,093       227,837      17,491,888
   - Net change in unrealized appreciation or depreciation on investments        21,861,013       454,266     (12,183,928)
                                                                             ---------------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    35,276,499       669,972       5,071,756
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           8,866,287        12,989         144,544
   - Contract withdrawals and transfers to annuity reserves                     (20,190,343)     (204,735)     (1,953,032)
   - Contract transfers                                                          (8,627,497)      (65,264)    (40,139,854)
                                                                             ---------------  ------------  --------------
                                                                                (19,951,553)     (257,010)    (41,948,342)
   Annuity Reserves:
   - Annuity Payments                                                               (17,335)           --              --
   - Receipt (reimbursement) of mortality guarantee adjustments                      (1,103)           --              --
                                                                             ---------------  ------------  --------------
                                                                                    (18,438)           --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (19,969,991)     (257,010)    (41,948,342)
                                                                             ---------------  ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          15,306,508       412,962     (36,876,586)
                                                                             ---------------  ------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  217,755,613   $ 1,998,069   $          --
                                                                             ===============  ============  ==============



                                                                              NB AMT
                                                                              MID CAP
                                                                              INTRINSIC
                                                                              VALUE I CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                $  40,147,591
Changes From Operations:
   - Net investment income (loss)                                                 (409,959)
   - Net realized gain (loss) on investments                                    10,489,849
   - Net change in unrealized appreciation or depreciation on investments       (4,998,733)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                    5,081,157
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            461,036
   - Contract withdrawals and transfers to annuity reserves                     (5,836,704)
   - Contract transfers                                                         (3,141,674)
                                                                             --------------
                                                                                (8,517,342)
   Annuity Reserves:
   - Transfer from accumulation units                                                   --
   - Annuity Payments                                                              (15,207)
   - Receipt (reimbursement) of mortality guarantee adjustments                          9
                                                                             --------------
                                                                                   (15,198)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (8,532,540)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (3,451,383)
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2012                                                 36,696,208
Changes From Operations:
   - Net investment income (loss)                                                 (196,089)
   - Net realized gain (loss) on investments                                       838,772
   - Net change in unrealized appreciation or depreciation on investments       10,973,336
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                   11,616,019
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            190,541
   - Contract withdrawals and transfers to annuity reserves                     (6,769,771)
   - Contract transfers                                                         (1,033,974)
                                                                             --------------
                                                                                (7,613,204)
   Annuity Reserves:
   - Annuity Payments                                                               (7,205)
   - Receipt (reimbursement) of mortality guarantee adjustments                         91
                                                                             --------------
                                                                                    (7,114)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (7,620,318)
                                                                             --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          3,995,701
                                                                             --------------
NET ASSETS AT DECEMBER 31, 2013                                              $  40,691,909
                                                                             ==============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                           OPPENHEIMER    PIMCO VIT             PUTNAM VT
                                                                           GLOBAL         COMMODITYREALRETURN   GLOBAL
                                                                           FUND/VA        STRATEGY              HEALTH CARE
                                                                           SERVICE CLASS  ADVISOR CLASS         CLASS IB
                                                                           SUBACCOUNT     SUBACCOUNT            SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                               $ 6,783,278       $ 14,298,970      $ 2,578,235
Changes From Operations:
   - Net investment income (loss)                                                71,060            131,364          (16,345)
   - Net realized gain (loss) on investments                                     96,194           (436,182)         293,847
   - Net change in unrealized appreciation or depreciation on investments     1,173,368            656,996          250,763
                                                                           -------------  --------------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 1,340,622            352,178          528,265
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          80,390          1,315,164            9,589
   - Contract withdrawals and transfers to annuity reserves                    (324,039)        (2,169,871)        (501,591)
   - Contract transfers                                                        (282,052)           164,230        2,399,508
                                                                           -------------  --------------------  ------------
                                                                               (525,701)          (690,477)       1,907,506
Annuity Reserves:
   - Transfer from accumulation units                                                --                 --               --
   - Annuity Payments                                                                --             (4,213)              --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --               (383)              --
                                                                           -------------  --------------------  ------------
                                                                                     --             (4,596)              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (525,701)          (695,073)       1,907,506
                                                                           -------------  --------------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         814,921           (342,895)       2,435,771
                                                                           -------------  --------------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                               7,598,199         13,956,075        5,014,006
Changes From Operations:
   - Net investment income (loss)                                                16,981             14,302          (15,553)
   - Net realized gain (loss) on investments                                    311,799           (906,844)         790,367
   - Net change in unrealized appreciation or depreciation on investments     1,538,994         (1,405,139)         904,260
                                                                           -------------  --------------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 1,867,774         (2,297,681)       1,679,074
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          89,646          1,705,251           35,616
   - Contract withdrawals and transfers to annuity reserves                    (412,350)        (1,403,815)        (452,943)
   - Contract transfers                                                        (350,640)           340,331       (2,219,931)
                                                                           -------------  --------------------  ------------
                                                                               (673,344)           641,767       (2,637,258)
   Annuity Reserves:
   - Annuity Payments                                                                --             (4,008)              --
   - Receipt (reimbursement) of mortality guarantee adjustments                      --                  4               --
                                                                           -------------  --------------------  ------------
                                                                                     --             (4,004)              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (673,344)           637,763       (2,637,258)
                                                                           -------------  --------------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       1,194,430         (1,659,918)        (958,184)
                                                                           -------------  --------------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                             $ 8,792,629       $ 12,296,157      $ 4,055,822
                                                                           =============  ====================  ============


                                                                           PUTNAM VT
                                                                           GROWTH &
                                                                           INCOME
                                                                           CLASS IB
                                                                           SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 1,384,436
Changes From Operations:
   - Net investment income (loss)                                                1,719
   - Net realized gain (loss) on investments                                   (62,401)
   - Net change in unrealized appreciation or depreciation on investments      279,900
                                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  219,218
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         32,906
   - Contract withdrawals and transfers to annuity reserves                   (280,836)
   - Contract transfers                                                        (70,404)
                                                                           ------------
                                                                              (318,334)
Annuity Reserves:
   - Transfer from accumulation units                                               --
   - Annuity Payments                                                               --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --
                                                                           ------------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (318,334)
                                                                           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (99,116)
                                                                           ------------
NET ASSETS AT DECEMBER 31, 2012                                              1,285,320
Changes From Operations:
   - Net investment income (loss)                                               (1,285)
   - Net realized gain (loss) on investments                                    15,204
   - Net change in unrealized appreciation or depreciation on investments      412,000
                                                                           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                  425,919
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         17,008
   - Contract withdrawals and transfers to annuity reserves                   (205,607)
   - Contract transfers                                                        222,274
                                                                           ------------
                                                                                33,675
   Annuity Reserves:
   - Annuity Payments                                                               --
   - Receipt (reimbursement) of mortality guarantee adjustments                     --
                                                                           ------------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            33,675
                                                                           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        459,594
                                                                           ------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 1,744,914
                                                                           ============



See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln Life Variable Annuity Account N (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of twenty-three products as follows:

-   Lincoln ChoicePlus     -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance A Class
Access                     -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance B Class
Bonus                      -   Lincoln ChoicePlus
-   Lincoln ChoicePlus II  Signature
-   Lincoln ChoicePlus II  -   Lincoln ChoicePlus
Access                     Rollover
-   Lincoln ChoicePlus II  -   Lincoln ChoicePlus
Advance                    Fusion
-   Lincoln ChoicePlus II  -   Lincoln Investment
Bonus                      Solutions
-   Lincoln ChoicePlus     -   Lincoln ChoicePlus
Design                     Assurance Series B
-   Lincoln ChoicePlus     Share
Assurance A Share          -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance Series C
Assurance B Share          Share
-   Lincoln ChoicePlus     -   Lincoln ChoicePlus
Assurance Bonus            Assurance Series L
-   Lincoln ChoicePlus     Share
Assurance C Share          -   Lincoln ChoicePlus
-   Lincoln ChoicePlus     Assurance Prime
Assurance L Share


The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of two hundred thirty-seven available mutual funds (the Funds) of twenty-one diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
   ABVPSF Global Thematic Growth Class A Portfolio**
   ABVPSF Global Thematic Growth Class B Portfolio
   ABVPSF Growth and Income Class A Portfolio**
   ABVPSF Growth and Income Class B Portfolio**
   ABVPSF International Value Class A Portfolio**
   ABVPSF International Value Class B Portfolio
   ABVPSF Large Cap Growth Class B Portfolio
   ABVPSF Small/Mid Cap Value Class A Portfolio**
   ABVPSF Small/Mid Cap Value Class B Portfolio
American Century Variable Portfolios, Inc. (American Century VP):
   American Century VP Inflation Protection Class I Fund**
   American Century VP Inflation Protection Class II Fund**
American Funds Insurance Series (American Funds):
   American Funds Asset Allocation Class 1 Fund
   American Funds Blue Chip Income and Growth Class 1 Fund
   American Funds Bond Class 1 Fund
   American Funds Global Balanced Class 1 Fund
   American Funds Global Bond Class 1 Fund
   American Funds Global Growth Class 1 Fund
   American Funds Global Growth Class 2 Fund
   American Funds Global Growth and Income Class 1 Fund
   American Funds Global Small Capitalization Class 1 Fund
   American Funds Global Small Capitalization Class 2 Fund
   American Funds Growth Class 1 Fund
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Class 1 Fund
   American Funds Growth-Income Class 2 Fund
   American Funds High-Income Bond Class 1 Fund
   American Funds International Class 1 Fund
   American Funds International Class 2 Fund
   American Funds International Growth and Income Class 1 Fund
   American Funds Managed Risk Asset Allocation Class P1 Fund
   American Funds Managed Risk Asset Allocation Class P2 Fund**
   American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund American Funds Managed Risk Growth Class P1 Fund

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

   American Funds Managed Risk Growth-Income Class P1 Fund
   American Funds Managed Risk International Class P1 Fund**
   American Funds Mortgage Class 1 Fund
   American Funds New World Class 1 Fund
   American Funds U.S. Government/AAA-Rated Securities Class 1 Fund BlackRock Variable Series Funds, Inc. (BlackRock):
   BlackRock Global Allocation V.I. Class I Fund
   BlackRock Global Allocation V.I. Class III Fund
Delaware VIP Trust (Delaware VIP):
   Delaware VIP Diversified Income Standard Class Series
   Delaware VIP Diversified Income Service Class Series
   Delaware VIP Emerging Markets Standard Class Series**
   Delaware VIP Emerging Markets Service Class Series
   Delaware VIP High Yield Standard Class Series
   Delaware VIP High Yield Service Class Series
   Delaware VIP International Value Equity Standard Class Series Delaware VIP Limited-Term Diversified Income Standard Class Series Delaware VIP Limited-Term Diversified Income Service Class Series Delaware VIP REIT Standard Class Series
   Delaware VIP REIT Service Class Series
   Delaware VIP Small Cap Value Standard Class Series
   Delaware VIP Small Cap Value Service Class Series
   Delaware VIP Smid Cap Growth Standard Class Series
   Delaware VIP Smid Cap Growth Service Class Series
   Delaware VIP U.S. Growth Standard Class Series**
   Delaware VIP U.S. Growth Service Class Series
   Delaware VIP Value Standard Class Series
   Delaware VIP Value Service Class Series
DWS Variable Series II (DWS):
   DWS Alternative Asset Allocation VIP Class A Portfolio
   DWS Alternative Asset Allocation VIP Class B Portfolio
DWS Investments VIT Funds (DWS):
   DWS Equity 500 Index VIP Class A Portfolio
   DWS Equity 500 Index VIP Class B Portfolio**
   DWS Small Cap Index VIP Class A Portfolio
   DWS Small Cap Index VIP Class B Portfolio**
Fidelity Variable Insurance Products Fund (Fidelity VIP):
   Fidelity VIP Contrafund Initial Class Portfolio**
   Fidelity VIP Contrafund Service Class 2 Portfolio
   Fidelity VIP Equity-Income Initial Class Portfolio**
   Fidelity VIP Equity-Income Service Class 2 Portfolio**
   Fidelity VIP Growth Initial Class Portfolio
   Fidelity VIP Growth Service Class 2 Portfolio
   Fidelity VIP Mid Cap Initial Class Portfolio**
   Fidelity VIP Mid Cap Service Class 2 Portfolio
   Fidelity VIP Overseas Initial Class Portfolio**
   Fidelity VIP Overseas Service Class 2 Portfolio**
Franklin Templeton Variable Insurance Products Trust (FTVIPT):
   FTVIPT Franklin Income Securities Class 1 Fund**
   FTVIPT Franklin Income Securities Class 2 Fund
   FTVIPT Franklin Small-Mid Cap Growth Securities Class 1 Fund** FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund FTVIPT Mutual Shares Securities Class 1 Fund**
   FTVIPT Mutual Shares Securities Class 2 Fund
   FTVIPT Templeton Global Bond Securities Class 2 Fund
   FTVIPT Templeton Growth Securities Class 2 Fund
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):
   Goldman Sachs VIT Large Cap Value Service Class Fund
Hunting VA Funds:
   Huntington VA Balanced Fund
   Huntington VA Dividend Capture Fund
Invesco Variable Insurance Funds (Invesco V.I.):
   Invesco V.I. American Franchise Series I Fund
   Invesco V.I. American Franchise Series II Fund
   Invesco V.I. Core Equity Series I Fund
   Invesco V.I. Core Equity Series II Fund
   Invesco V.I. International Growth Series I Fund
   Invesco V.I. International Growth Series II Fund
Janus Aspen Series:
   Janus Aspen Balanced Service Class Portfolio
   Janus Aspen Enterprise Service Class Portfolio
   Janus Aspen Global Research Service Class Portfolio
Lincoln Variable Insurance Products Trust (LVIP)*:
   LVIP American Balanced Allocation Standard Class Fund
   LVIP American Global Growth Service Class II Fund
   LVIP American Global Small Capitalization Service Class II Fund LVIP American Growth Allocation Standard Class Fund
   LVIP American Growth Service Class II Fund
   LVIP American Growth-Income Service Class II Fund
   LVIP American Income Allocation Standard Class Fund
   LVIP American International Service Class II Fund
   LVIP American Preservation Standard Class Fund
   LVIP American Preservation Service Class Fund**
   LVIP Baron Growth Opportunities Standard Class Fund**
   LVIP Baron Growth Opportunities Service Class Fund
   LVIP BlackRock Emerging Markets RPM Standard Class Fund
   LVIP BlackRock Emerging Markets RPM Service Class Fund
   LVIP BlackRock Equity Dividend RPM Standard Class Fund
   LVIP BlackRock Equity Dividend RPM Service Class Fund

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

   LVIP BlackRock Global Allocation V.I. RPM Standard Class Fund
   LVIP BlackRock Global Allocation V.I. RPM Service Class Fund
   LVIP BlackRock Inflation Protected Bond Standard Class Fund
   LVIP BlackRock Inflation Protected Bond Service Class Fund
   LVIP Capital Growth Standard Class Fund**
   LVIP Capital Growth Service Class Fund
   LVIP Clarion Global Real Estate Standard Class Fund**
   LVIP Clarion Global Real Estate Service Class Fund
   LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund**
   LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
   LVIP Delaware Bond Standard Class Fund
   LVIP Delaware Bond Service Class Fund
   LVIP Delaware Diversified Floating Rate Standard Class Fund
   LVIP Delaware Diversified Floating Rate Service Class Fund
   LVIP Delaware Foundation Aggressive Allocation Standard Class Fund LVIP Delaware Foundation Aggressive Allocation Service Class Fund
   LVIP Delaware Foundation Conservative Allocation Standard Class Fund** LVIP Delaware Foundation Conservative Allocation Service Class Fund** LVIP Delaware Foundation Moderate Allocation Standard Class Fund** LVIP Delaware Foundation Moderate Allocation Service Class Fund**
   LVIP Delaware Growth and Income Standard Class Fund**
   LVIP Delaware Growth and Income Service Class Fund
   LVIP Delaware Social Awareness Standard Class Fund
   LVIP Delaware Social Awareness Service Class Fund
   LVIP Delaware Special Opportunities Standard Class Fund**
   LVIP Delaware Special Opportunities Service Class Fund
   LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund
   LVIP Dimensional Non-U.S. Equity RPM Service Class Fund
   LVIP Dimensional U.S. Equity RPM Standard Class Fund
   LVIP Dimensional U.S. Equity RPM Service Class Fund
   LVIP Dimensional/Vanguard Total Bond Standard Class Fund
   LVIP Dimensional/Vanguard Total Bond Service Class Fund
   LVIP Global Income Standard Class Fund**
   LVIP Global Income Service Class Fund
   LVIP JPMorgan High Yield Standard Class Fund**
   LVIP JPMorgan High Yield Service Class Fund
   LVIP JPMorgan Mid Cap Value RPM Standard Class Fund**
   LVIP JPMorgan Mid Cap Value RPM Service Class Fund
   LVIP Managed Risk Profile 2010 Service Class Fund
   LVIP Managed Risk Profile 2020 Service Class Fund
   LVIP Managed Risk Profile 2030 Service Class Fund
   LVIP Managed Risk Profile 2040 Service Class Fund
   LVIP Managed Risk American Balanced Allocation Standard Class Fund LVIP Managed Risk American Growth Allocation Standard Class Fund
   LVIP Managed Risk Profile Conservative Standard Class Fund**
   LVIP Managed Risk Profile Conservative Service Class Fund
   LVIP Managed Risk Profile Growth Standard Class Fund
   LVIP Managed Risk Profile Growth Service Class Fund
   LVIP Managed Risk Profile Moderate Standard Class Fund
   LVIP Managed Risk Profile Moderate Service Class Fund
   LVIP MFS International Growth Standard Class Fund**
   LVIP MFS International Growth Service Class Fund
   LVIP MFS International Growth RPM Standard Class Fund**
   LVIP MFS International Growth RPM Service Class Fund
   LVIP MFS Value Standard Class Fund**
   LVIP MFS Value Service Class Fund
   LVIP Mid-Cap Value Standard Class Fund**
   LVIP Mid-Cap Value Service Class Fund
   LVIP Mondrian International Value Standard Class Fund
   LVIP Mondrian International Value Service Class Fund
   LVIP Money Market Standard Class Fund
   LVIP Money Market Service Class Fund
   LVIP SSgA Bond Index Standard Class Fund
   LVIP SSgA Bond Index Service Class Fund
   LVIP SSgA Conservative Index Allocation Standard Class Fund**
   LVIP SSgA Conservative Index Allocation Service Class Fund
   LVIP SSgA Conservative Structured Allocation Standard Class Fund** LVIP SSgA Conservative Structured Allocation Service Class Fund
   LVIP SSgA Developed International 150 Standard Class Fund
   LVIP SSgA Developed International 150 Service Class Fund
   LVIP SSgA Emerging Markets 100 Standard Class Fund
   LVIP SSgA Emerging Markets 100 Service Class Fund
   LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
   LVIP SSgA Global Tactical Allocation RPM Service Class Fund

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

   LVIP SSgA International Index Standard Class Fund
   LVIP SSgA International Index Service Class Fund
   LVIP SSgA Large Cap 100 Standard Class Fund
   LVIP SSgA Large Cap 100 Service Class Fund
   LVIP SSgA Large Cap RPM Standard Class Fund
   LVIP SSgA Large Cap RPM Service Class Fund
   LVIP SSgA Moderate Index Allocation Standard Class Fund**
   LVIP SSgA Moderate Index Allocation Service Class Fund
   LVIP SSgA Moderate Structured Allocation Standard Class Fund**
   LVIP SSgA Moderate Structured Allocation Service Class Fund
   LVIP SSgA Moderately Aggressive Index Allocation Standard Class Fund** LVIP SSgA Moderately Aggressive Index Allocation Service Class Fund
   LVIP SSgA Moderately Aggressive Structured Allocation Standard Class
     Fund**
   LVIP SSgA Moderately Aggressive Structured Allocation Service Class Fund LVIP SSgA S&P 500 Index Standard Class Fund
   LVIP SSgA S&P 500 Index Service Class Fund
   LVIP SSgA Small-Cap Index Standard Class Fund
   LVIP SSgA Small-Cap Index Service Class Fund
   LVIP SSgA Small-Cap RPM Standard Class Fund
   LVIP SSgA Small-Cap RPM Service Class Fund
   LVIP SSgA Small-Mid Cap 200 Standard Class Fund
   LVIP SSgA Small-Mid Cap 200 Service Class Fund
   LVIP T. Rowe Price Growth Stock Standard Class Fund**
   LVIP T. Rowe Price Growth Stock Service Class Fund
   LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Fund
   LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Fund
   LVIP Templeton Growth RPM Standard Class Fund**
   LVIP Templeton Growth RPM Service Class Fund
   LVIP UBS Large Cap Growth RPM Standard Class Fund
   LVIP UBS Large Cap Growth RPM Service Class Fund
   LVIP Vanguard Domestic Equity ETF Standard Class Fund
   LVIP Vanguard Domestic Equity ETF Service Class Fund
   LVIP Vanguard International Equity ETF Standard Class Fund
   LVIP Vanguard International Equity ETF Service Class Fund
   LVIP VIP Contrafund RPM Standard Class Fund
   LVIP VIP Contrafund RPM Service Class Fund
Lord Abbett Securities Trust (Lord Abbett):
   Lord Abbett Fundamental Equity Class VC Portfolio
MFS Variable Insurance Trust (MFS VIT):
   MFS VIT Core Equity Service Class Series
   MFS VIT Growth Initial Class Series
   MFS VIT Growth Service Class Series
   MFS VIT Total Return Initial Class Series
   MFS VIT Total Return Service Class Series**
   MFS VIT Utilities Initial Class Series
   MFS VIT Utilities Service Class Series
Morgan Stanley Universal Institutional Funds (Morgan Stanley UIF):
   Morgan Stanley UIF Capital Growth Class II Portfolio
Neuberger Berman Advisers Management Trust (NB AMT):
   NB AMT Mid Cap Growth I Class Portfolio**
   NB AMT Mid Cap Intrinsic Value I Class Portfolio
Oppenheimer Variable Account Funds (Oppenheimer):
   Oppenheimer Global Fund/VA Service Class
PIMCO Variable Insurance Trust (PIMCO VIT):
   PIMCO VIT CommodityRealReturn Strategy Administrative Class Portfolio** PIMCO VIT CommodityRealReturn Strategy Advisor Class Portfolio
Putnam Variable Trust (Putnam VT):
   Putnam VT Global Health Care Class IB Fund
   Putnam VT Growth & Income Class IB Fund

*  Denotes an affiliate of the Company
** Available fund with no money invested at December 31, 2013

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2013. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.



INVESTMENT FUND CHANGES: During 2012, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012:

American Funds Protected Asset Allocation Class P1 Fund            LVIP BlackRock Emerging Markets Index RPM Service Class Fund
American Funds Protected Asset Allocation Class P2 Fund            LVIP Delaware Foundation Conservative Allocation Standard Class
                                                                    Fund
Invesco Van Kampen V.I. American Franchise Series I Fund           LVIP Delaware Foundation Conservative Allocation Service Class
                                                                    Fund
Invesco Van Kampen V.I. American Franchise Series II Fund          LVIP Delaware Foundation Moderate Allocation Standard Class Fund
LVIP American Preservation Standard Class Fund                     LVIP Delaware Foundation Moderate Allocation Service Class Fund
LVIP American Preservation Service Class Fund                      LVIP Protected American Balanced Allocation Standard Class Fund
LVIP BlackRock Emerging Markets Index RPM Standard Class Fund      LVIP Protected American Growth Allocation Standard Class Fund

During 2012, the Invesco V.I. Capital Appreciation Series I Fund and the Invesco V.I. Capital Appreciation Series II Fund ceased to be available as investment options to Variable Account Contract owners.

Also during 2012, the following funds changed their names:


PREVIOUS FUND NAME                                                NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus VIP Class A Portfolio       DWS Alternative Asset Allocation VIP Class A Portfolio
DWS Alternative Asset Allocation Plus VIP Class B Portfolio       DWS Alternative Asset Allocation VIP Class B Portfolio
LVIP Wells Fargo Intrinsic Value Standard Class Fund              LVIP BlackRock Equity Dividend RPM Standard Class Fund
LVIP Wells Fargo Intrinsic Value Service Class Fund               LVIP BlackRock Equity Dividend RPM Service Class Fund
LVIP Cohen & Steers Global Real Estate Standard Class Fund        LVIP Clarion Global Real Estate Standard Class Fund
LVIP Cohen & Steers Global Real Estate Service Class Fund         LVIP Clarion Global Real Estate Service Class Fund
LVIP Turner Mid-Cap Growth Standard Class Fund                    LVIP Columbia Small-Mid Cap Growth RPM Standard Class Fund
LVIP Turner Mid-Cap Growth Service Class Fund                     LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
LVIP Columbia Value Opportunities Standard Class Fund             LVIP JPMorgan Mid Cap Value RPM Standard Class Fund
LVIP Columbia Value Opportunities Service Class Fund              LVIP JPMorgan Mid Cap Value RPM Service Class Fund
LVIP SSgA Global Tactical Allocation Standard Class Fund          LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
LVIP SSgA Global Tactical Allocation Service Class Fund           LVIP SSgA Global Tactical Allocation RPM Service Class Fund
LVIP Templeton Growth Standard Class Fund                         LVIP Templeton Growth RPM Standard Class Fund
LVIP Templeton Growth Service Class Fund                          LVIP Templeton Growth RPM Service Class Fund
LVIP Janus Capital Appreciation Standard Class Fund               LVIP UBS Large Cap Growth RPM Standard Class Fund
LVIP Janus Capital Appreciation Service Class Fund                LVIP UBS Large Cap Growth RPM Service Class Fund
NB AMT Regency I Class Portfolio                                  NB AMT Mid Cap Intrinsic Value I Class Portfolio

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

During 2013, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2013, the 2013 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2013:

American Funds Managed Risk Blue Chip Income and Growth Class P1 Fund    LVIP MFS International Growth RPM Service Class Fund
American Funds Managed Risk Growth Class P1 Fund                         LVIP SSgA Large Cap RPM Standard Class Fund
American Funds Managed Risk Growth-Income Class P1 Fund                  LVIP SSgA Large Cap RPM Service Class Fund
American Funds Managed Risk International Class P1 Fund                  LVIP SSgA Small-Cap RPM Standard Class Fund
LVIP BlackRock Global Allocation V.I. RPM Standard Class Fund            LVIP SSgA Small-Cap RPM Service Class Fund
LVIP BlackRock Global Allocation V.I. RPM Service Class Fund             LVIP VIP Contrafund RPM Standard Class Fund
LVIP MFS International Growth RPM Standard Class Fund                    LVIP VIP Contrafund RPM Service Class Fund

Also during 2013, the following funds changed their names:


PREVIOUS FUND NAME                                                    NEW FUND NAME
------------------------------------------------------------------------------------------------------------------------------------
American Funds Protected Asset Allocation Class P1 Fund               American Funds Managed Risk Asset Allocation Class P1 Fund
American Funds Protected Asset Allocation Class P2 Fund               American Funds Managed Risk Asset Allocation Class P2 Fund
Invesco Van Kampen V.I. American Franchise Series I Fund              Invesco V.I. American Franchise Series I Fund
Invesco Van Kampen V.I. American Franchise Series II Fund             Invesco V.I. American Franchise Series II Fund
Janus Aspen Series Worldwide Service Class Portfolio                  Janus Aspen Series Global Research Service Class Portfolio
LVIP BlackRock Emerging Markets Index RPM Standard Class Fund         LVIP BlackRock Emerging Markets RPM Standard Class Fund
LVIP BlackRock Emerging Markets Index RPM Service Class Fund          LVIP BlackRock Emerging Markets RPM Service Class Fund
LVIP Dimensional Non-U.S. Equity Standard Class Fund                  LVIP Dimensional Non-U.S. Equity RPM Standard Class Fund
LVIP Dimensional Non-U.S. Equity Service Class Fund                   LVIP Dimensional Non-U.S. Equity RPM Service Class Fund
LVIP Dimensional U.S. Equity Standard Class Fund                      LVIP Dimensional U.S. Equity RPM Standard Class Fund
LVIP Dimensional U.S. Equity Service Class Fund                       LVIP Dimensional U.S. Equity RPM Service Class Fund
LVIP Protected Profile 2010 Service Class Fund                        LVIP Managed Risk Profile 2010 Service Class Fund
LVIP Protected Profile 2020 Service Class Fund                        LVIP Managed Risk Profile 2020 Service Class Fund
LVIP Protected Profile 2030 Service Class Fund                        LVIP Managed Risk Profile 2030 Service Class Fund
LVIP Protected Profile 2040 Service Class Fund                        LVIP Managed Risk Profile 2040 Service Class Fund
LVIP Protected American Balanced Allocation Standard Class Fund**     LVIP Managed American Balanced Allocation Standard Class
                                                                       Fund**
LVIP Protected American Growth Allocation Standard Class Fund**       LVIP Managed American Growth Allocation Standard Class Fund**
LVIP Protected Profile Conservative Standard Class Fund               LVIP Managed Risk Profile Conservative Standard Class Fund
LVIP Protected Profile Conservative Service Class Fund                LVIP Managed Risk Profile Conservative Service Class Fund
LVIP Protected Profile Growth Standard Class Fund                     LVIP Managed Risk Profile Growth Standard Class Fund
LVIP Protected Profile Growth Service Class Fund                      LVIP Managed Risk Profile Growth Service Class Fund
LVIP Protected Profile Moderate Standard Class Fund                   LVIP Managed Risk Profile Moderate Standard Class Fund
LVIP Protected Profile Moderate Service Class Fund                    LVIP Managed Risk Profile Moderate Service Class Fund
Oppenheimer Global Securities Service Class Fund/VA                   Oppenheimer Global Fund/VA Service Class

During 2013, the American Funds Global Discovery Class 1 Fund merged into the American Funds Global Growth Class 1 Fund.




2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The ranges of rates are as follows for the twenty-three contract types within the Variable
Account:

- Lincoln ChoicePlus at a daily rate of .0038356% to .0073973% (1.40% to 2.70% on an annual basis).
- Lincoln ChoicePlus Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis).
- Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis).
- Lincoln ChoicePlus II at a daily rate of .0035616% to .0073973% (1.30% to 2.70% on an annual basis).
- Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis).
- Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis).
- Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis).
- Lincoln ChoicePlus Design at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis).
- Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

- Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).
- Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0083562% (1.40% to 3.05% on an annual basis).
- Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).
- Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).
- Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis).
- Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).
- Lincoln ChoicePlus Signature at a daily rate of .0034247% to .0086301% (1.25% to 3.15% on an annual basis).
- Lincoln ChoicePlus Rollover at a daily rate of .0027397% to .0069863% (1.00% to 2.55% on an annual basis).
- Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis).
- Lincoln Investment Solutions at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis).
- Lincoln ChoicePlus Assurance Series B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).
- Lincoln ChoicePlus Assurance Series C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).
- Lincoln ChoicePlus Assurance Series L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis).
- Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis).

In addition, $258,512,077 and $190,598,899 was retained by the Company for contract charges and surrender charges during 2013 and 2012, respectively.

For the Lincoln ChoicePlus Assurance A Share and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2013 and 2012, sales charges amounted to $5,115,035 and $4,394,985, respectively.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.




3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2013, follows:


                                    MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT    FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)         RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
             2013                      0.65%       2.95%      $  4.72      $ 18.57    3,028,771  $     30,284,841     19.36%
             2012                      0.65%       2.95%         3.91        15.39    2,753,447        24,004,879      9.95%
             2011                      0.65%       2.95%         3.51        13.84    2,984,851        22,863,398    -25.57%
             2010                      0.65%       2.85%         4.67        18.41    3,004,150        29,512,963     15.25%
             2009                      0.65%       2.85%         4.01        15.82    3,372,425        27,481,352     48.84%
ABVPSF GROWTH AND INCOME CLASS B
             2013                      0.00%       0.00%           --           --           --                --      0.00%
             2012                      0.65%       3.15%         9.81        16.81   11,502,329       150,854,074     13.84%
             2011                      0.65%       2.95%         8.60        14.60   12,608,426       144,047,406      3.09%
             2010                      0.65%       2.85%         8.35        14.03   13,986,390       153,878,947      9.63%
             2009                      0.65%       2.85%         7.47        12.67   14,537,403       145,245,860     16.97%
ABVPSF INTERNATIONAL VALUE CLASS B
             2013                      1.30%       1.30%         8.45         8.45           15               128     21.14%
             2012                      0.65%       3.20%         6.05        10.98   28,812,602       197,847,060     10.60%
             2011                      0.65%       3.20%         5.66         9.26   30,051,265       182,677,468    -21.75%
             2010                      0.65%       2.90%         7.10         7.81   23,913,577       177,374,151      1.37%
             2009                      0.65%       2.85%         6.88         7.58   16,087,503       116,859,013     30.58%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
             2013     22.13%        0.02%
             2012     12.51%        0.00%
             2011    -23.91%        0.34%
             2010     17.81%        2.00%
             2009     52.12%        0.00%
ABVPSF GROWTH AND INCOME CLASS B
             2013      0.00%        1.48%
             2012     16.49%        1.33%
             2011      5.38%        1.10%
             2010     12.07%        0.00%
             2009     19.57%        3.54%
ABVPSF INTERNATIONAL VALUE CLASS B
             2013     21.14%        2.73%
             2012     13.45%        1.39%
             2011    -19.96%        4.21%
             2010      3.62%        3.08%
             2009     33.49%        1.14%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF LARGE CAP GROWTH CLASS B
             2013                            1.30%       2.80%      $  8.44      $ 19.82      909,766  $     10,154,434     33.22%
             2012                            1.30%       2.80%         6.27        14.65    1,054,995         8,789,778     13.10%
             2011                            1.30%       2.65%         5.50        12.77    1,335,065         9,727,179     -5.80%
             2010                            1.30%       2.65%         5.79        13.38    1,688,466        12,963,373      6.96%
             2009                            1.30%       2.65%         5.37        12.34    2,076,002        14,747,140     33.52%
ABVPSF SMALL/MID CAP VALUE CLASS B
             2013                            0.65%       3.20%        14.64        33.83    8,139,879       205,119,410     33.30%
             2012                            0.65%       3.20%        11.00        25.04    7,832,184       143,146,719     14.80%
             2011                            0.65%       3.15%        10.09        21.53    8,277,391       131,094,788    -11.19%
             2010                            0.65%       2.85%        11.45        24.00    8,248,951       150,623,922     23.04%
             2009                            0.65%       2.85%         9.13        19.31    7,108,955       104,160,839     38.65%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
             2013                            0.00%       0.00%           --           --           --                --      0.00%
             2012                            0.65%       3.15%        11.15        14.52   34,203,692       473,044,643      4.06%
             2011                            0.65%       3.15%        11.72        13.70   36,648,252       480,337,366      8.61%
             2010                            0.65%       2.85%        10.79        12.42   41,433,338       494,227,301      2.15%
             2009                            0.65%       2.85%        10.56        11.97   33,469,110       387,360,324      7.14%
AMERICAN FUNDS ASSET ALLOCATION CLASS 1
             2013                5/28/13     0.90%       1.95%        13.21        13.58       44,228           597,313      8.28%
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 1
             2013                            0.60%       1.90%        13.70        14.18       69,801           971,653     30.75%
             2012                3/1/12      0.60%       1.90%        10.48        10.70       51,725           545,963      1.54%
AMERICAN FUNDS BOND CLASS 1
             2013                            0.60%       1.90%        10.27        10.57       78,093           818,840     -3.54%
             2012                5/31/12     0.60%       1.70%        10.65        10.84        9,154            97,818      0.67%
AMERICAN FUNDS GLOBAL BALANCED CLASS 1
             2013                            0.60%       1.70%        12.06        12.07       19,898           236,081     11.84%
             2012                5/31/12     0.60%       0.65%        10.78        10.79        2,753            29,698     10.94%
AMERICAN FUNDS GLOBAL BOND CLASS 1
             2013                            0.60%       2.15%        10.06        10.35      107,161         1,097,950     -4.05%
             2012                3/26/12     0.60%       1.70%        10.48        10.67       27,264           289,169     -0.10%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 1
             2013                            0.00%       0.00%           --           --           --                --      0.00%
             2012                7/18/12     0.65%       0.65%        10.54        10.54        2,542            26,800      8.58%
AMERICAN FUNDS GLOBAL GROWTH CLASS 1
             2013                            0.65%       1.65%        20.38        20.38        9,962           180,670     28.67%
             2012               12/17/12     0.65%       0.65%        15.84        15.84          477             7,558      0.77%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
             2013                            0.65%       3.15%        13.53        22.40   16,531,915       328,814,702     25.17%
             2012                            0.65%       3.15%        10.81        17.56   18,726,406       294,366,132     18.76%
             2011                            0.65%       3.15%         9.76        14.52   21,166,368       277,693,041    -11.45%
             2010                            0.65%       2.85%        11.02        16.14   22,438,581       331,309,961      8.61%
             2009                            0.65%       2.85%        10.07        14.63   20,566,657       279,623,028     38.31%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 1
             2013                5/31/13     0.60%       1.90%        12.68        13.12       13,187           169,168      3.15%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 1
             2013                3/18/13     0.60%       1.90%        12.07        19.90        9,572           171,321      3.23%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
             2013                            0.65%       3.15%        11.51        33.99   25,652,712       468,775,881     24.30%
             2012                            0.65%       3.15%         9.26        26.99   28,256,850       412,911,878     14.52%
             2011                            0.65%       3.15%         8.88        23.26   27,803,290       361,902,049    -21.42%
             2010                            0.65%       2.85%        11.10        29.31   23,033,389       405,935,380     18.98%
             2009                            0.65%       2.85%         9.16        24.39   18,454,035       288,154,824     56.77%
AMERICAN FUNDS GROWTH CLASS 1
             2013                            0.60%       2.15%        20.43        21.43       95,918         1,854,888     28.24%
             2012                7/18/12     0.65%       1.70%        15.93        16.54       11,356           181,628      6.66%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF LARGE CAP GROWTH CLASS B
             2013     35.23%        0.00%
             2012     14.72%        0.03%
             2011     -4.52%        0.09%
             2010      8.41%        0.27%
             2009     35.33%        0.00%
ABVPSF SMALL/MID CAP VALUE CLASS B
             2013     36.74%        0.44%
             2012     17.70%        0.29%
             2011     -9.21%        0.25%
             2010     25.77%        0.27%
             2009     41.73%        0.88%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
             2013      0.00%        0.66%
             2012      6.69%        2.41%
             2011     11.02%        4.01%
             2010      4.42%        1.65%
             2009      9.52%        1.88%
AMERICAN FUNDS ASSET ALLOCATION CLASS 1
             2013      8.96%        1.64%
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 1
             2013     32.46%        2.55%
             2012      8.47%        2.91%
AMERICAN FUNDS BOND CLASS 1
             2013     -2.47%        4.51%
             2012      2.23%        3.29%
AMERICAN FUNDS GLOBAL BALANCED CLASS 1
             2013     11.89%        3.54%
             2012     12.34%        2.52%
AMERICAN FUNDS GLOBAL BOND CLASS 1
             2013     -2.99%        0.00%
             2012      3.57%        4.08%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 1
             2013      0.00%        0.49%
             2012      8.58%        1.04%
AMERICAN FUNDS GLOBAL GROWTH CLASS 1
             2013     28.67%        2.64%
             2012      0.77%        0.61%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
             2013     28.34%        1.22%
             2012     21.77%        0.88%
             2011     -9.48%        1.29%
             2010     11.02%        1.54%
             2009     41.38%        1.42%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 1
             2013     11.86%        7.06%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 1
             2013     18.71%        0.36%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
             2013     27.45%        0.86%
             2012     17.41%        1.34%
             2011    -19.67%        1.32%
             2010     21.62%        1.76%
             2009     60.25%        0.28%
AMERICAN FUNDS GROWTH CLASS 1
             2013     29.59%        2.17%
             2012      8.59%        0.86%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                      MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT         UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH CLASS 2
             2013                            0.60%       3.20%      $ 13.22      $ 26.12    88,916,417  $  1,713,280,045     26.01%
             2012                            0.65%       3.20%        10.35        20.46   104,648,159     1,577,540,044     14.24%
             2011                            0.65%       3.15%         8.94        17.67   122,382,686     1,598,331,081     -6.97%
             2010                            0.65%       2.85%         9.51        18.81   139,384,213     1,945,075,727     15.35%
             2009                            0.65%       2.85%         8.16        16.14   143,144,088     1,713,386,575     35.49%
AMERICAN FUNDS GROWTH-INCOME CLASS 1
             2013                            0.60%       1.90%        20.84        20.84        42,509           857,590     32.95%
             2012               12/17/12     0.65%       0.65%        15.68        15.68           480             7,525      0.14%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
             2013                            0.60%       3.20%        13.13        23.23   123,574,320     2,169,089,785     29.30%
             2012                            0.60%       3.20%        10.11        17.73   141,043,265     1,889,206,205     13.84%
             2011                            0.60%       3.15%         8.84        15.37   152,637,821     1,782,292,860     -4.59%
             2010                            0.60%       2.85%         9.19        15.95   160,676,140     1,965,743,078      8.30%
             2009                            0.65%       2.85%         8.34        14.58   154,732,127     1,766,480,965     27.55%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 1
             2013                            0.60%       1.90%        11.19        11.58        30,666           350,547      4.88%
             2012                3/26/12     0.60%       1.90%        10.67        10.90        15,785           170,366      0.25%
AMERICAN FUNDS INTERNATIONAL CLASS 1
             2013                            0.60%       1.70%        15.83        15.83        28,752           466,616     19.85%
             2012                8/7/12      1.70%       1.70%        13.21        13.21        12,512           165,249      8.46%
AMERICAN FUNDS INTERNATIONAL CLASS 2
             2013                            0.65%       3.15%        11.34        27.16    44,360,488       778,437,194     17.86%
             2012                            0.65%       3.15%         9.62        22.75    46,582,914       700,805,428     14.25%
             2011                            0.65%       3.15%         8.52        19.65    46,345,677       622,060,997    -16.39%
             2010                            0.65%       2.85%        10.06        23.27    47,415,131       763,935,853      4.22%
             2009                            0.65%       2.85%         9.52        22.11    45,438,851       690,446,358     39.05%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 1
             2013                3/18/13     0.60%       2.15%        11.63        12.11        68,436           818,062      2.18%
AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION CLASS P1
             2013                5/20/13     0.65%       0.65%        12.28        12.28        31,059           381,308      7.24%
AMERICAN FUNDS MANAGED RISK BLUE CHIP INCOME AND GROWTH CLASS P1
             2013                9/9/13      0.60%       0.60%        10.96        10.96         1,111            12,177      9.23%
AMERICAN FUNDS MANAGED RISK GROWTH CLASS P1
             2013               11/14/13     1.70%       1.70%        11.04        11.04         4,637            51,202      3.51%
AMERICAN FUNDS MANAGED RISK GROWTH-INCOME CLASS P1
             2013               12/16/13     0.65%       0.65%        11.24        11.24           558             6,275      3.40%
AMERICAN FUNDS MORTGAGE CLASS 1
             2013                            0.65%       1.90%        10.01        10.34        31,044           314,793     -3.26%
             2012                6/22/12     0.65%       1.90%        10.35        10.56        14,108           147,411     -0.50%
AMERICAN FUNDS NEW WORLD CLASS 1
             2013                            0.60%       2.15%        10.76        11.12        62,079           681,495      9.56%
             2012                6/22/12     0.65%       1.90%         9.82        10.03         2,740            27,382     15.20%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 1
             2013                            0.60%       1.90%         9.99        10.33        26,690           270,577     -4.70%
             2012                5/31/12     0.60%       1.90%        10.48        10.70         6,133            64,936     -0.37%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
             2013                            0.60%       1.90%        15.10        15.30        61,891           937,866     13.73%
             2012                9/4/12      0.60%       0.90%        13.28        13.41         5,032            67,220     -0.04%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
             2013                            0.60%       3.20%        11.26        15.13    97,802,754     1,396,151,367     10.81%
             2012                            0.60%       3.20%        10.16        13.30    99,634,318     1,265,422,400      6.51%
             2011                            0.60%       3.20%        10.23        12.17    88,294,663     1,039,089,031     -6.40%
             2010                            0.60%       2.90%        12.25        12.69    49,546,291       617,625,604      6.68%
             2009                6/30/09     0.65%       2.85%        11.48        11.64    17,623,448       203,695,578      1.44%
DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
             2013                            0.60%       2.15%        14.05        14.05        43,579           563,170     -1.90%
             2012               12/14/12     0.65%       0.65%        14.32        14.32         4,298            61,548      0.06%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH CLASS 2
             2013     29.26%        0.91%
             2012     17.13%        0.76%
             2011     -4.90%        0.60%
             2010     17.91%        0.73%
             2009     38.51%        0.69%
AMERICAN FUNDS GROWTH-INCOME CLASS 1
             2013     32.95%        4.20%
             2012      0.14%        0.87%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
             2013     32.71%        1.32%
             2012     16.78%        1.59%
             2011     -2.42%        1.54%
             2010     10.70%        1.51%
             2009     30.39%        1.70%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 1
             2013      6.26%        9.56%
             2012      7.13%       15.17%
AMERICAN FUNDS INTERNATIONAL CLASS 1
             2013     19.85%        2.40%
             2012      8.46%        1.63%
AMERICAN FUNDS INTERNATIONAL CLASS 2
             2013     20.85%        1.36%
             2012     17.14%        1.49%
             2011    -14.52%        1.76%
             2010      6.54%        2.09%
             2009     42.15%        1.49%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 1
             2013     14.51%        5.76%
AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION CLASS P1
             2013      7.24%        2.06%
AMERICAN FUNDS MANAGED RISK BLUE CHIP INCOME AND GROWTH CLASS P1
             2013      9.23%        1.52%
AMERICAN FUNDS MANAGED RISK GROWTH CLASS P1
             2013      3.51%        0.65%
AMERICAN FUNDS MANAGED RISK GROWTH-INCOME CLASS P1
             2013      3.40%        0.98%
AMERICAN FUNDS MORTGAGE CLASS 1
             2013     -2.05%        1.29%
             2012      0.49%        0.80%
AMERICAN FUNDS NEW WORLD CLASS 1
             2013     10.94%        3.86%
             2012     16.03%        1.74%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 1
             2013     -3.45%        1.34%
             2012      0.30%        1.57%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
             2013     14.07%        2.74%
             2012      3.55%        4.39%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
             2013     13.73%        1.06%
             2012      9.31%        1.54%
             2011     -4.22%        2.89%
             2010      9.05%        1.72%
             2009     15.58%        2.31%
DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
             2013     -1.90%        0.88%
             2012      0.06%        0.00%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                      MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT         UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
             2013                            0.60%       3.20%      $ 10.08      $ 16.18    96,298,898  $  1,420,559,454     -4.53%
             2012                            0.65%       3.20%        10.57        16.62    91,557,117     1,400,398,415      3.56%
             2011                            0.65%       3.15%        10.28        15.76    81,034,287     1,190,826,571      3.12%
             2010                            0.65%       2.90%        12.70        15.04    69,940,824       998,422,247      4.84%
             2009                            0.65%       2.85%        12.11        14.12    52,883,597       715,222,239     23.10%
DELAWARE VIP EMERGING MARKETS SERVICE CLASS
             2013                            0.60%       3.20%         9.54        49.49    18,654,260       366,304,797      6.40%
             2012                            0.65%       3.20%         8.96        45.89    19,252,075       349,984,488     10.59%
             2011                            0.65%       3.20%         8.67        40.94    18,913,750       308,378,797    -22.25%
             2010                            0.65%       2.85%        11.14        52.13    14,644,887       312,915,951     14.89%
             2009                            0.65%       2.85%         9.92        44.92    11,762,070       223,132,089     72.68%
DELAWARE VIP HIGH YIELD STANDARD CLASS
             2013                            1.40%       2.35%        19.44        26.46       259,899         5,122,924      6.68%
             2012                            1.40%       2.35%        18.05        24.75       557,596        10,126,647     15.09%
             2011                            1.40%       2.35%        15.54        21.46       334,426         5,252,890      0.00%
             2010                            1.40%       2.35%        15.39        21.42       750,316        11,622,616     12.64%
             2009                            1.40%       2.35%        13.53        18.98       574,400         7,859,946     45.52%
DELAWARE VIP HIGH YIELD SERVICE CLASS
             2013                            0.65%       3.15%        11.92        26.67    10,902,384       224,761,227      5.60%
             2012                            0.65%       3.15%        11.29        24.93    12,959,675       248,978,115     13.72%
             2011                            0.65%       3.15%        12.41        21.64    14,588,017       243,741,485     -0.55%
             2010                            0.65%       2.85%        12.47        21.54    19,118,188       319,535,835     11.69%
             2009                            0.65%       2.85%        11.14        19.10    17,730,626       265,885,036     44.48%
DELAWARE VIP INTERNATIONAL VALUE EQUITY STANDARD CLASS
             2013                            1.40%       2.15%        19.95        22.16        10,844           217,780     20.18%
             2012                            1.40%       2.15%        16.48        18.44        12,932           214,482     12.75%
             2011                            1.40%       2.15%        14.50        16.35        15,242           222,522    -16.26%
             2010                            1.40%       2.15%        17.19        19.53        19,350           334,606      8.57%
             2009                            1.40%       2.15%        15.72        17.99        23,655           373,841     31.86%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME STANDARD CLASS
             2013                            0.60%       2.15%         9.83        11.41        86,433           902,812     -2.92%
             2012                6/22/12     0.60%       1.90%        10.13        11.60         6,886            76,979     -0.28%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
             2013                            0.60%       3.20%         9.36        12.15   114,924,314     1,296,360,971     -4.43%
             2012                            0.60%       3.20%         9.80        12.39    94,626,180     1,098,789,192     -0.66%
             2011                            0.60%       3.15%        10.27        12.15    78,519,076       911,377,732     -0.32%
             2010                            0.60%       2.85%        10.84        11.90    56,532,719       658,386,518      1.36%
             2009                            0.65%       2.85%        10.72        11.51    32,029,490       362,100,137      9.48%
DELAWARE VIP REIT STANDARD CLASS
             2013                            1.40%       2.35%        24.00        34.63       126,712         4,258,904     -0.23%
             2012                            1.40%       2.35%        24.06        34.38       130,450         4,355,745     14.23%
             2011                            1.40%       2.35%        21.06        29.81       160,337         4,660,435      8.38%
             2010                            1.40%       2.35%        19.43        27.25       200,164         5,329,560     24.04%
             2009                            1.40%       2.35%        15.67        21.76       234,742         4,993,625     20.45%
DELAWARE VIP REIT SERVICE CLASS
             2013                            0.60%       3.20%        10.27        28.62     7,541,026       140,346,986     -1.29%
             2012                            0.65%       3.20%        10.24        28.47     8,020,243       151,073,344     12.99%
             2011                            0.65%       3.15%         8.93        24.76     7,381,989       124,874,170      7.51%
             2010                            0.65%       2.85%         8.46        22.70     6,696,391       110,546,563     23.06%
             2009                            0.65%       2.85%         7.55        18.18     6,492,661        89,686,763     19.77%
DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
             2013                            1.40%       2.35%        30.95        37.91       213,991         8,057,362     30.41%
             2012                            1.40%       2.35%        23.73        28.80       248,520         7,108,831     11.26%
             2011                            1.40%       2.35%        21.33        25.64       295,505         7,526,918     -3.63%
             2010                            1.40%       2.35%        22.13        26.35       363,786         9,531,790     29.20%
             2009                            1.40%       2.35%        17.13        20.20       442,151         8,885,188     28.77%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
             2013     -2.06%        2.15%
             2012      6.18%        2.94%
             2011      5.47%        3.88%
             2010      7.17%        4.24%
             2009     25.84%        5.14%
DELAWARE VIP EMERGING MARKETS SERVICE CLASS
             2013      9.15%        1.47%
             2012     13.45%        0.75%
             2011    -20.52%        1.58%
             2010     17.44%        0.57%
             2009     76.52%        0.94%
DELAWARE VIP HIGH YIELD STANDARD CLASS
             2013      7.70%       10.17%
             2012     16.19%        6.04%
             2011      0.96%        7.91%
             2010     13.72%        6.76%
             2009     46.90%        9.42%
DELAWARE VIP HIGH YIELD SERVICE CLASS
             2013      8.27%        7.38%
             2012     16.59%        8.61%
             2011      1.67%        8.92%
             2010     14.17%        7.33%
             2009     47.69%        7.18%
DELAWARE VIP INTERNATIONAL VALUE EQUITY STANDARD CLASS
             2013     21.08%        1.56%
             2012     13.60%        2.57%
             2011    -15.63%        1.26%
             2010      9.38%        3.98%
             2009     32.86%        3.47%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME STANDARD CLASS
             2013     -1.65%        1.42%
             2012      0.46%        0.91%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
             2013     -1.92%        1.28%
             2012      1.91%        1.43%
             2011      1.94%        1.62%
             2010      3.62%        2.03%
             2009     11.86%        3.33%
DELAWARE VIP REIT STANDARD CLASS
             2013      0.72%        1.53%
             2012     15.32%        1.60%
             2011      9.42%        1.62%
             2010     25.22%        2.80%
             2009     21.60%        4.94%
DELAWARE VIP REIT SERVICE CLASS
             2013      1.26%        1.31%
             2012     15.85%        1.26%
             2011      9.90%        1.34%
             2010     25.79%        2.55%
             2009     21.89%        4.61%
DELAWARE VIP SMALL CAP VALUE STANDARD CLASS
             2013     31.65%        0.74%
             2012     12.32%        0.60%
             2011     -2.70%        0.52%
             2010     30.43%        0.65%
             2009     30.00%        1.04%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
             2013                            0.65%       3.20%      $ 14.66      $ 38.03   15,896,125  $    372,923,143     28.98%
             2012                            0.65%       3.20%        11.36        28.96   18,110,280       325,403,913     10.06%
             2011                            0.65%       3.20%        10.75        25.85   20,004,931       323,498,204     -4.36%
             2010                            0.65%       2.85%        11.62        26.63   17,716,673       309,429,689     28.21%
             2009                            0.65%       2.85%         8.93        20.47   17,867,130       247,088,668     27.87%
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
             2013                            1.40%       2.35%        27.58        34.81      271,774         9,429,179     38.05%
             2012                            1.40%       2.35%        19.83        24.98      312,966         7,799,343      8.44%
             2011                            1.40%       2.35%        18.15        22.82      374,688         8,532,844      5.62%
             2010               10/8/10      1.40%       2.35%        17.06        21.40      442,067         9,442,351     13.16%
DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
             2013                            0.65%       3.15%        14.85        32.18    7,136,137       169,924,221     36.61%
             2012                            0.65%       3.15%        10.72        23.25    7,728,235       132,109,834      7.28%
             2011                            0.65%       3.15%         9.86        21.00    7,446,364       115,611,592      4.92%
             2010               10/8/10      0.65%       2.80%         9.31        19.87    5,869,618        84,963,927     12.98%
DELAWARE VIP TREND STANDARD CLASS
             2009                            1.40%       2.35%        12.64        15.83      531,817         8,405,150     51.13%
DELAWARE VIP TREND SERVICE CLASS
             2009                            0.65%       2.80%         6.93        14.84    6,221,993        66,463,438     50.11%
DELAWARE VIP U.S. GROWTH SERVICE CLASS
             2013                            0.65%       3.15%        14.89        21.51   19,086,029       335,409,773     30.28%
             2012                            0.65%       3.15%        11.39        16.29   20,861,489       276,129,824     12.53%
             2011                            0.65%       3.00%        10.11        14.31   20,137,700       232,573,464      4.48%
             2010                            0.65%       2.85%         9.68        13.56   11,708,708       124,714,441     10.35%
             2009                            0.65%       2.85%         8.77        12.17    6,365,710        62,326,594     38.93%
DELAWARE VIP VALUE STANDARD CLASS
             2013                            1.40%       2.35%        19.73        25.08      370,671         7,405,602     30.59%
             2012                            1.40%       2.35%        14.97        19.11      379,166         5,735,340     12.07%
             2011                            1.40%       2.35%        13.23        16.97      434,858         5,811,505      6.99%
             2010                            1.40%       2.35%        12.25        15.78      508,244         6,281,230     12.94%
             2009                            1.40%       2.35%        10.74        13.90      559,770         6,065,594     15.22%
DELAWARE VIP VALUE SERVICE CLASS
             2013                            0.65%       3.20%        13.30        24.42   13,475,411       250,120,711     29.18%
             2012                            0.65%       3.20%        10.14        18.65   13,064,224       184,513,961     10.83%
             2011                            0.65%       3.20%         9.01        16.30   12,147,550       154,062,662      6.19%
             2010                            0.65%       2.85%         8.38        15.22   10,530,555       125,406,966     12.09%
             2009                            0.75%       2.85%         7.39        13.47   11,033,921       117,051,364     14.35%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
             2013                            0.60%       2.15%        10.25        13.67       52,526           637,444     -0.97%
             2012                6/22/12     0.60%       1.90%        10.35        13.62        3,133            41,178      0.20%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS B
             2013                            0.65%       3.20%         9.76        13.67    4,140,319        52,997,930     -2.42%
             2012                            0.65%       3.20%        10.00        13.77    3,782,943        48,887,063      5.92%
             2011                            0.65%       3.20%        11.72        12.77    3,156,835        37,965,035     -5.79%
             2010                            0.65%       2.80%        12.44        13.38    1,476,223        18,687,740      9.05%
             2009                7/7/09      0.65%       2.80%        11.41        12.10      285,305         3,278,794     -0.10%
DWS EQUITY 500 INDEX VIP CLASS A
             2013                            1.30%       2.65%        12.39        21.14      540,134         8,249,499     28.48%
             2012                            1.30%       2.65%         9.56        16.82    1,573,706        18,587,414     12.67%
             2011                            1.30%       2.65%         8.41        14.81    1,765,361        18,412,219     -0.83%
             2010                            1.30%       2.65%         8.41        14.81    2,369,761        24,773,760     11.71%
             2009                            1.30%       2.65%         7.47        13.15    2,778,210        25,482,492     23.02%
DWS EQUITY 500 INDEX VIP CLASS B
             2013                            0.00%       0.00%           --           --           --                --      0.00%
             2012                            1.15%       3.05%        10.90        15.77    1,745,099        24,431,454     12.23%
             2011                            1.15%       2.80%         9.71        13.84    2,068,470        25,866,328     -1.30%
             2010                            1.15%       2.80%         9.84        13.83    2,867,522        35,007,227     11.36%
             2009                            1.15%       2.80%         8.76        12.24    3,130,133        33,955,820     22.55%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
             2013     32.31%        0.52%
             2012     12.90%        0.35%
             2011     -2.23%        0.28%
             2010     31.06%        0.46%
             2009     30.72%        0.71%
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
             2013     39.36%        0.03%
             2012      9.48%        0.24%
             2011      6.63%        0.98%
             2010     13.41%        0.00%
DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
             2013     40.06%        0.00%
             2012      9.99%        0.01%
             2011      7.20%        0.74%
             2010     13.54%        0.00%
DELAWARE VIP TREND STANDARD CLASS
             2009     52.58%        0.00%
DELAWARE VIP TREND SERVICE CLASS
             2009     53.37%        0.00%
DELAWARE VIP U.S. GROWTH SERVICE CLASS
             2013     33.57%        0.12%
             2012     15.20%        0.00%
             2011      6.81%        0.04%
             2010     12.81%        0.00%
             2009     42.02%        0.00%
DELAWARE VIP VALUE STANDARD CLASS
             2013     31.84%        1.76%
             2012     13.14%        2.24%
             2011      8.01%        2.01%
             2010     14.02%        2.43%
             2009     16.32%        3.25%
DELAWARE VIP VALUE SERVICE CLASS
             2013     32.51%        1.53%
             2012     13.69%        1.98%
             2011      8.55%        1.70%
             2010     14.46%        2.20%
             2009     16.77%        2.78%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
             2013      0.34%        0.67%
             2012      6.64%        0.00%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS B
             2013      0.10%        1.80%
             2012      8.66%        3.19%
             2011     -3.74%        1.01%
             2010     11.42%        0.74%
             2009     15.38%        0.00%
DWS EQUITY 500 INDEX VIP CLASS A
             2013     30.22%        2.77%
             2012     14.20%        1.80%
             2011      0.52%        1.74%
             2010     13.22%        1.94%
             2009     24.69%        2.88%
DWS EQUITY 500 INDEX VIP CLASS B
             2013      0.00%        1.57%
             2012     14.10%        1.50%
             2011      0.34%        1.41%
             2010     13.21%        1.67%
             2009     24.59%        2.53%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                    MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT    FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)         RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DWS SMALL CAP INDEX VIP CLASS A
             2013                      1.30%       2.65%      $ 15.61      $ 30.37      197,615  $      5,316,825     35.02%
             2012                      1.30%       2.65%        11.54        22.32      237,379         4,672,758     13.21%
             2011                      1.30%       2.65%        10.18        19.02      290,157         5,003,402     -6.92%
             2010                      1.30%       2.65%        10.92        20.33      390,509         7,149,169     23.09%
             2009                      1.30%       2.65%         8.86        16.44      490,142         7,212,160     23.26%
DWS SMALL CAP INDEX VIP CLASS B
             2013                      0.00%       0.00%           --           --           --                --      0.00%
             2012                      1.10%       2.80%        11.53        19.44      716,261        11,128,385     12.68%
             2011                      1.10%       2.80%        10.18        17.00      897,245        12,331,980     -7.21%
             2010                      1.10%       2.80%        10.88        18.06    1,109,169        16,421,906     22.63%
             2009                      1.10%       2.80%         8.73        14.52    1,412,601        16,755,116     22.78%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
             2013                      0.60%       3.20%        13.23        25.41   54,960,895     1,147,842,954     26.83%
             2012                      0.65%       3.20%        10.32        19.65   60,353,643       982,723,808     12.48%
             2011                      0.65%       3.20%         9.61        17.14   63,087,761       912,428,246     -5.52%
             2010                      0.65%       2.85%        10.16        17.87   61,036,851       938,786,812     13.64%
             2009                      0.65%       2.85%         8.87        15.48   58,487,568       794,109,979     31.66%
FIDELITY VIP EQUITY-INCOME INITIAL CLASS
             2012                      1.40%       2.35%        13.73        17.12      417,316         6,035,653     14.58%
             2011                      1.40%       2.35%        11.89        14.87      468,306         5,855,188     -1.38%
             2010                      1.40%       2.35%        11.96        15.00      556,864         6,992,880     12.48%
             2009                      1.40%       2.35%        10.56        13.27      685,293         7,578,540     27.44%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
             2013                      0.00%       0.00%           --           --           --                --      0.00%
             2012                      1.30%       2.85%        10.51        16.69    2,313,710        33,091,613     13.77%
             2011                      1.30%       2.85%         9.21        14.53    2,861,794        35,610,265     -1.98%
             2010                      1.30%       2.65%         9.38        14.70    3,620,280        45,488,308     11.91%
             2009                      1.30%       2.65%         8.37        13.03    4,451,795        49,328,897     26.49%
FIDELITY VIP GROWTH INITIAL CLASS
             2013                      1.40%       2.35%        15.72        21.82      344,916         5,449,720     33.17%
             2012                      1.40%       2.35%        11.69        16.30      399,781         4,693,997     12.03%
             2011                      1.40%       2.35%        10.34        14.48      460,052         4,775,306     -2.13%
             2010                      1.40%       2.35%        10.46        14.72      538,248         5,652,969     21.29%
             2009                      1.40%       2.35%         8.55        12.08      647,204         5,549,321     25.31%
FIDELITY VIP GROWTH SERVICE CLASS 2
             2013                      0.65%       3.15%         9.57        21.21    9,844,980       160,663,201     31.79%
             2012                      0.65%       3.15%         7.16        15.89   10,524,487       128,371,676     10.86%
             2011                      0.65%       3.15%         6.38        14.15   10,487,630       112,879,306     -2.84%
             2010                      0.65%       2.85%         6.49        14.42    6,704,736        72,730,755     20.38%
             2009                      0.75%       2.85%         5.34        11.86    6,516,911        57,271,821     24.37%
FIDELITY VIP MID CAP SERVICE CLASS 2
             2013                      0.60%       3.20%        12.98        20.48   29,593,175       567,793,371     31.59%
             2012                      0.65%       3.20%         9.86        15.26   33,298,343       479,121,111     10.96%
             2011                      0.65%       3.20%        10.17        13.49   33,192,208       426,177,922    -13.40%
             2010                      0.65%       2.90%        11.75        15.32   27,343,150       403,627,732     24.96%
             2009                      0.65%       2.85%         9.40        12.07   22,158,329       259,905,147     35.83%
FIDELITY VIP OVERSEAS INITIAL CLASS
             2012                      1.40%       2.50%        12.99        18.08      117,396         1,543,100     17.76%
             2011                      1.40%       2.50%        10.93        15.30      153,184         1,688,755    -18.93%
             2010                      1.40%       2.15%        13.38        18.87      169,524         2,285,225     10.71%
             2009                      1.40%       2.15%        12.00        17.04      212,209         2,561,986     23.84%
FIDELITY VIP OVERSEAS SERVICE CLASS 2
             2012                      0.65%       2.95%         8.91        18.63    5,375,511        70,116,312     16.88%
             2011                      0.65%       2.95%         7.52        15.68    6,621,278        73,555,411    -19.67%
             2010                      0.65%       2.85%         9.25        19.21    6,387,666        87,005,111      9.66%
             2009                      0.65%       2.85%         8.34        17.25    6,143,849        76,136,561     22.68%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DWS SMALL CAP INDEX VIP CLASS A
             2013     36.85%        1.67%
             2012     14.75%        0.90%
             2011     -5.65%        0.88%
             2010     24.76%        0.93%
             2009     24.94%        1.83%
DWS SMALL CAP INDEX VIP CLASS B
             2013      0.00%        1.47%
             2012     14.61%        0.67%
             2011     -5.62%        0.60%
             2010     24.73%        0.70%
             2009     24.89%        1.69%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
             2013     30.10%        0.82%
             2012     15.39%        1.11%
             2011     -3.41%        0.81%
             2010     16.17%        1.06%
             2009     34.59%        1.30%
FIDELITY VIP EQUITY-INCOME INITIAL CLASS
             2012     15.68%        3.07%
             2011     -0.43%        2.36%
             2010     13.55%        1.73%
             2009     28.40%        2.17%
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
             2013      0.00%        0.00%
             2012     15.54%        2.73%
             2011     -0.65%        2.09%
             2010     13.43%        1.53%
             2009     28.21%        1.98%
FIDELITY VIP GROWTH INITIAL CLASS
             2013     34.44%        0.28%
             2012     13.10%        0.58%
             2011     -1.19%        0.34%
             2010     22.45%        0.26%
             2009     26.50%        0.43%
FIDELITY VIP GROWTH SERVICE CLASS 2
             2013     35.12%        0.05%
             2012     13.66%        0.41%
             2011     -0.68%        0.15%
             2010     22.94%        0.03%
             2009     27.01%        0.20%
FIDELITY VIP MID CAP SERVICE CLASS 2
             2013     34.99%        0.27%
             2012     13.82%        0.39%
             2011    -11.43%        0.02%
             2010     27.74%        0.14%
             2009     38.85%        0.45%
FIDELITY VIP OVERSEAS INITIAL CLASS
             2012     19.06%        1.77%
             2011    -18.32%        1.33%
             2010     11.54%        1.31%
             2009     24.77%        1.96%
FIDELITY VIP OVERSEAS SERVICE CLASS 2
             2012     19.60%        1.59%
             2011    -17.88%        1.17%
             2010     12.10%        1.25%
             2009     25.40%        1.86%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
             2013                            0.65%       3.20%      $ 12.14      $ 16.44   44,017,116  $    637,025,857     10.35%
             2012                            0.65%       3.20%        11.01        14.86   45,522,467       587,335,783      9.11%
             2011                            0.65%       3.20%        10.61        12.06   45,492,856       530,064,143     -0.49%
             2010                            0.65%       2.85%        10.65        11.93   43,099,161       498,814,149      9.51%
             2009                            0.65%       2.85%         9.72        10.72   40,161,631       419,768,277     31.79%
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
             2013                            1.30%       1.30%        18.34        18.34            8               153     36.36%
             2012                            0.65%       3.05%         8.30        20.65    6,950,142        95,465,313      7.58%
             2011                            0.65%       3.00%         7.59        18.98    7,932,229        99,563,324     -7.46%
             2010                            0.65%       2.80%         8.09        20.31    8,661,182       115,470,893     24.10%
             2009                            0.65%       2.80%         6.43        16.21    8,125,612        84,045,660     39.61%
FTVIPT MUTUAL SHARES SECURITIES CLASS 2
             2013                            0.60%       3.20%        11.85        17.26   61,488,681       821,308,773     24.23%
             2012                            0.60%       3.20%         9.50        13.86   67,978,309       714,861,663     10.70%
             2011                            0.60%       3.15%         8.54        10.61   66,563,230       615,076,571     -3.83%
             2010                            0.60%       2.85%         8.88         9.80   54,494,842       509,112,460      8.07%
             2009                            0.65%       2.85%         8.15         8.92   38,857,221       332,056,609     22.51%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
             2013                            0.65%       3.15%        10.60        18.74   29,046,516       521,571,310     -1.52%
             2012                            0.65%       3.15%        10.78        18.67   31,621,406       568,205,330     11.61%
             2011                            0.65%       3.05%        14.79        16.43   36,180,320       574,633,153     -3.66%
             2010                            0.65%       2.85%        15.36        16.79   40,764,015       663,735,354     11.23%
             2009                            0.65%       2.85%        13.81        14.85   43,922,491       634,785,795     15.35%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
             2013                            1.10%       2.90%        12.56        21.51    2,795,534        49,561,031     27.15%
             2012                            1.10%       2.85%         9.71        16.75    3,394,051        46,734,678     17.73%
             2011                            1.10%       2.80%         8.11        14.09    4,138,216        48,108,484     -9.55%
             2010                            1.10%       2.80%         8.82        15.43    4,977,019        63,340,595      4.43%
             2009                            1.10%       2.80%         8.31        14.64    5,941,949        71,676,759     27.48%
GOLDMAN SACHS VIT LARGE CAP VALUE SERVICE CLASS
             2013                            0.65%       2.60%        14.33        19.27    9,859,446       177,640,451     29.52%
             2012                            0.65%       2.60%        11.06        14.59   11,719,759       160,364,887     15.77%
             2011                            0.65%       2.60%        10.01        12.36   13,467,908       156,722,125     -9.51%
             2010                            0.65%       2.45%        12.91        13.41    7,082,817        94,298,079      8.21%
             2009                            0.65%       2.45%        12.05        12.09    1,764,860        21,433,908     16.05%
HUNTINGTON VA BALANCED
             2013                            1.10%       2.75%        11.50        11.98      255,104         3,020,057     12.13%
             2012                            1.10%       2.65%        10.25        10.51      261,079         2,726,151      6.64%
             2011                6/13/11     1.15%       2.65%         9.62         9.71       96,988           939,589     -2.89%
HUNTINGTON VA DIVIDEND CAPTURE
             2013                            1.10%       2.20%        12.50        12.87      104,189         1,331,206     17.35%
             2012                            1.10%       2.20%        10.65        10.84      105,834         1,143,254      9.04%
             2011                6/29/11     1.15%       2.20%         9.77         9.83       32,379           317,940     -0.64%
INVESCO V.I. AMERICAN FRANCHISE SERIES I
             2013                            1.40%       1.80%         5.68         9.44      318,698         2,811,844     37.64%
             2012                4/27/12     1.40%       2.15%         4.12        12.71      388,788         2,448,434     -3.92%
INVESCO V.I. AMERICAN FRANCHISE SERIES II
             2013                            1.30%       2.15%        12.58        17.02      101,689         1,350,336     36.83%
             2012                4/27/12     1.30%       2.15%         9.18        12.37      119,108         1,160,818     -4.09%
INVESCO V.I. CAPITAL APPRECIATION SERIES I
             2011                            1.40%       2.15%         3.73        11.54      430,501         2,450,534     -9.87%
             2010                            1.40%       2.35%         4.12        12.80      507,972         3,167,577     12.80%
             2009                            1.40%       2.35%         3.64        11.32      603,996         3,291,006     18.27%
INVESCO V.I. CAPITAL APPRECIATION SERIES II
             2011                            1.30%       2.15%         8.34        11.26      137,771         1,219,587    -10.07%
             2010                            1.30%       2.35%         9.25        12.53      169,708         1,684,412     12.53%
             2009                            1.30%       2.35%         8.19        10.95      200,661         1,748,252     17.92%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
             2013     13.20%        6.33%
             2012     11.92%        6.50%
             2011      1.72%        5.71%
             2010     11.94%        6.56%
             2009     34.72%        9.07%
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
             2013     36.36%        0.00%
             2012     10.13%        0.00%
             2011     -5.45%        0.00%
             2010     26.80%        0.00%
             2009     42.64%        0.00%
FTVIPT MUTUAL SHARES SECURITIES CLASS 2
             2013     27.49%        2.05%
             2012     13.56%        2.11%
             2011     -1.64%        2.47%
             2010     10.47%        1.69%
             2009     25.23%        1.91%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
             2013      0.97%        4.79%
             2012     14.32%        6.41%
             2011     -1.51%        5.68%
             2010     13.71%        1.44%
             2009     17.91%       13.76%
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
             2013     29.39%        2.67%
             2012     19.74%        2.05%
             2011     -7.99%        1.35%
             2010      6.22%        1.38%
             2009     29.67%        3.42%
GOLDMAN SACHS VIT LARGE CAP VALUE SERVICE CLASS
             2013     32.07%        0.93%
             2012     18.05%        1.11%
             2011     -7.87%        1.32%
             2010     10.17%        1.10%
             2009     16.35%        5.61%
HUNTINGTON VA BALANCED
             2013     13.88%        2.00%
             2012      8.25%        1.74%
             2011      5.80%        1.55%
HUNTINGTON VA DIVIDEND CAPTURE
             2013     18.65%        3.04%
             2012     10.19%        4.76%
             2011      9.19%        6.87%
INVESCO V.I. AMERICAN FRANCHISE SERIES I
             2013     38.19%        0.43%
             2012     -3.42%        0.00%
INVESCO V.I. AMERICAN FRANCHISE SERIES II
             2013     37.99%        0.25%
             2012     -3.54%        0.00%
INVESCO V.I. CAPITAL APPRECIATION SERIES I
             2011     -9.19%        0.15%
             2010     13.88%        0.73%
             2009     19.40%        0.61%
INVESCO V.I. CAPITAL APPRECIATION SERIES II
             2011     -9.30%        0.00%
             2010     13.72%        0.52%
             2009     19.16%        0.26%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY SERIES I
             2013                            1.40%       2.35%      $ 10.29      $ 20.58      649,963  $      9,093,922     26.25%
             2012                            1.40%       2.35%         8.11        16.27      760,319         8,273,284     11.24%
             2011                            1.40%       2.35%         7.25        14.60      923,568         8,890,121     -2.39%
             2010                            1.40%       2.35%         7.39        14.92    1,084,566        10,646,779      7.01%
             2009                            1.40%       2.35%         6.86        13.92    1,322,617        11,940,692     25.32%
INVESCO V.I. CORE EQUITY SERIES II
             2013                            1.30%       2.55%        15.24        20.71      151,110         2,492,738     25.69%
             2012                            1.30%       2.55%        12.05        16.36      177,661         2,319,966     10.75%
             2011                            1.30%       2.55%        10.82        14.67      246,051         2,952,470     -2.81%
             2010                            1.30%       2.55%        11.06        14.99      308,954         3,809,067      6.50%
             2009                            1.30%       2.55%        10.32        13.98      340,947         3,868,376     24.76%
INVESCO V.I. INTERNATIONAL GROWTH SERIES I
             2013                            1.40%       2.15%        13.29        26.92      156,767         2,842,158     16.48%
             2012                            1.40%       2.15%        11.37        23.11      180,597         2,817,427     13.08%
             2011                            1.40%       2.15%        10.02        20.44      204,907         2,801,448     -8.73%
             2010                            1.40%       2.35%        10.94        22.39      263,208         3,840,873     10.24%
             2009                            1.40%       2.35%         9.87        20.27      336,089         4,428,359     32.11%
INVESCO V.I. INTERNATIONAL GROWTH SERIES II
             2013                            1.35%       2.65%        22.23        26.73       96,272         2,294,969     15.61%
             2012                            1.35%       2.65%        19.09        22.83      101,919         2,084,367     12.24%
             2011                            1.30%       2.65%        16.89        20.16      142,128         2,577,326     -9.43%
             2010                            1.30%       2.65%        18.52        21.96      172,385         3,412,347      9.74%
             2009                            1.30%       2.60%        16.77        19.89      212,633         3,784,526     31.43%
JANUS ASPEN BALANCED SERVICE CLASS
             2013                            1.30%       2.65%        15.73        21.32      899,833        18,533,143     16.67%
             2012                            1.30%       2.65%        13.44        18.05    1,004,049        17,573,781     10.41%
             2011                            1.30%       2.65%        12.52        16.14    1,260,860        19,911,213     -1.30%
             2010                            1.30%       2.65%        12.67        16.15    1,509,432        23,906,019      5.29%
             2009                            1.30%       2.65%        12.01        15.15    1,785,177        26,594,635     22.30%
JANUS ASPEN ENTERPRISE SERVICE CLASS
             2013                            1.30%       2.65%        18.40        31.42      214,172         5,821,920     28.59%
             2012                            1.30%       2.65%        14.28        24.21      275,692         5,788,938     13.93%
             2011                            1.30%       2.65%        12.52        21.14      355,119         6,511,254     -4.23%
             2010                            1.30%       2.65%        13.05        22.15      433,483         8,185,966     22.24%
             2009                            1.30%       2.65%        10.66        18.01      539,746         8,235,735     40.67%
JANUS ASPEN GLOBAL RESEARCH SERVICE CLASS
             2013                            1.30%       2.20%        13.77        17.70       77,993         1,145,170     25.29%
             2012                            1.30%       2.20%        10.96        14.01       86,498         1,007,347     17.25%
             2011                            1.30%       2.20%         9.32        11.82      105,908         1,045,639    -15.86%
             2010                            1.30%       2.20%        11.05        13.92      161,259         1,893,080     13.01%
             2009                            1.30%       2.20%         9.76        12.21      182,927         1,885,015     34.41%
LVIP AMERICAN BALANCED ALLOCATION STANDARD CLASS
             2013                            0.65%       1.70%        12.03        12.03      695,070         8,409,493     13.95%
             2012                6/4/12      0.90%       0.90%        10.56        10.56       10,301           108,777      9.31%
LVIP AMERICAN GLOBAL GROWTH SERVICE CLASS II
             2013                            0.60%       3.20%        13.34        17.37    4,463,816        74,678,162     24.64%
             2012                            0.65%       3.20%        10.72        13.59    3,950,993        52,186,669     18.33%
             2011                            0.65%       3.15%        10.88        11.20    3,000,311        33,023,222    -11.55%
             2010                9/30/10     0.65%       2.55%        12.30        12.42      215,895         2,669,105     -0.11%
LVIP AMERICAN GLOBAL SMALL CAPITALIZATION SERVICE CLASS II
             2013                            0.65%       3.15%        11.37        15.22    4,496,644        65,952,218     23.83%
             2012                            0.65%       3.15%         9.18        11.99    4,370,857        50,971,346     14.11%
             2011                            0.65%       3.15%         9.92        10.17    3,402,354        34,253,853    -21.71%
             2010               11/15/10     1.15%       2.80%        12.67        12.78      272,886         3,475,601      0.64%
LVIP AMERICAN GROWTH ALLOCATION STANDARD CLASS
             2013                            0.60%       1.70%        12.37        12.37       52,998           651,795     17.18%
             2012                3/5/12      0.65%       0.65%        10.56        10.56       29,710           313,703      5.40%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY SERIES I
             2013     27.45%        1.36%
             2012     12.30%        0.95%
             2011     -1.45%        0.93%
             2010      8.03%        0.95%
             2009     26.51%        1.80%
INVESCO V.I. CORE EQUITY SERIES II
             2013     27.27%        1.20%
             2012     12.15%        0.78%
             2011     -1.58%        0.74%
             2010      7.84%        0.79%
             2009     26.33%        1.52%
INVESCO V.I. INTERNATIONAL GROWTH SERIES I
             2013     17.36%        1.20%
             2012     13.93%        1.44%
             2011     -8.04%        1.58%
             2010     11.29%        2.20%
             2009     33.36%        1.45%
INVESCO V.I. INTERNATIONAL GROWTH SERIES II
             2013     17.13%        1.02%
             2012     13.71%        1.19%
             2011     -8.19%        1.21%
             2010     11.15%        1.80%
             2009     33.17%        1.36%
JANUS ASPEN BALANCED SERVICE CLASS
             2013     18.26%        1.33%
             2012     11.91%        2.45%
             2011      0.04%        2.12%
             2010      6.72%        2.48%
             2009     23.96%        2.70%
JANUS ASPEN ENTERPRISE SERVICE CLASS
             2013     30.33%        0.36%
             2012     15.48%        0.00%
             2011     -2.92%        0.00%
             2010     23.90%        0.00%
             2009     42.58%        0.00%
JANUS ASPEN GLOBAL RESEARCH SERVICE CLASS
             2013     26.40%        1.05%
             2012     18.48%        0.77%
             2011    -15.08%        0.43%
             2010     14.03%        0.48%
             2009     35.63%        1.24%
LVIP AMERICAN BALANCED ALLOCATION STANDARD CLASS
             2013     13.95%        2.66%
             2012      9.31%        2.96%
LVIP AMERICAN GLOBAL GROWTH SERVICE CLASS II
             2013     27.86%        0.94%
             2012     21.31%        1.04%
             2011     -9.85%        0.09%
             2010      8.17%        0.00%
LVIP AMERICAN GLOBAL SMALL CAPITALIZATION SERVICE CLASS II
             2013     26.96%        0.24%
             2012     16.99%        1.05%
             2011    -20.40%        0.75%
             2010      5.16%        0.00%
LVIP AMERICAN GROWTH ALLOCATION STANDARD CLASS
             2013     17.18%        2.84%
             2012      5.40%        2.88%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP AMERICAN GROWTH SERVICE CLASS II
             2013                            0.60%       3.20%      $ 13.87      $ 17.85   15,625,430  $    268,413,384     25.57%
             2012                            0.65%       3.20%        11.06        13.86   15,111,468       203,561,029     13.81%
             2011                            0.65%       3.15%        11.11        11.79   11,423,039       133,305,045     -7.40%
             2010               11/15/10     1.15%       2.90%        12.00        12.51    1,002,804        12,501,693     -5.95%
LVIP AMERICAN GROWTH-INCOME SERVICE CLASS II
             2013                            0.60%       3.20%        14.43        18.24   12,555,756       220,496,857     28.84%
             2012                            0.65%       3.20%        11.21        13.80   12,052,379       161,718,798     13.42%
             2011                            0.65%       3.15%        11.00        11.78    8,600,561       100,295,861     -5.03%
             2010               11/15/10     1.15%       2.90%        11.58        12.19      716,818         8,707,074      0.81%
LVIP AMERICAN INCOME ALLOCATION STANDARD CLASS
             2013                7/2/13      0.65%       0.65%        11.59        11.59          116             1,344      5.92%
LVIP AMERICAN INTERNATIONAL SERVICE CLASS II
             2013                            0.65%       3.20%        11.17        14.72    9,651,334       136,697,384     17.34%
             2012                            0.65%       3.20%         9.53        12.23    9,463,522       112,475,522     13.81%
             2011                            0.65%       3.15%        10.15        10.48    6,987,342        71,931,847    -16.69%
             2010                9/30/10     0.65%       2.80%        12.18        12.31      491,701         6,021,912      0.05%
LVIP AMERICAN PRESERVATION STANDARD CLASS
             2013                1/25/13     0.60%       1.90%         9.69         9.86       21,962           214,542     -1.48%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
             2013                            0.65%       3.20%        16.36        23.81   10,317,699       184,552,492     35.66%
             2012                            0.65%       3.20%        11.99        17.51    9,373,136       121,750,939     14.58%
             2011                            0.65%       3.15%        10.49        12.18    8,903,616        99,455,460      1.15%
             2010                            0.65%       2.80%        10.37        11.84    8,058,862        87,917,150     22.90%
             2009                            0.65%       2.85%         8.42         9.47    7,094,204        62,270,365     34.43%
LVIP BLACKROCK EMERGING MARKETS RPM STANDARD CLASS
             2013                4/18/13     0.60%       1.90%         9.91        10.09        6,337            63,377     -2.57%
LVIP BLACKROCK EMERGING MARKETS RPM SERVICE CLASS
             2013                            0.60%       3.20%         9.71        10.05    9,192,141        91,068,793    -11.02%
             2012                9/28/12     0.65%       3.20%        10.91        11.01      666,865         7,314,827      1.90%
LVIP BLACKROCK EQUITY DIVIDEND RPM STANDARD CLASS
             2013               10/30/13     0.60%       0.65%        19.27        19.32        5,234           100,976      2.22%
LVIP BLACKROCK EQUITY DIVIDEND RPM SERVICE CLASS
             2013                            0.60%       3.20%        10.88        17.16   24,406,648       307,536,644     14.26%
             2012                            0.65%       3.15%         9.94        14.98    6,108,551        65,997,067     13.07%
             2011                            0.65%       3.15%         8.77         9.73    3,350,081        31,584,371     -5.50%
             2010                            0.65%       2.80%         9.11        10.14    2,793,737        27,532,649     14.39%
             2009                            0.65%       2.80%         7.81         8.73    3,150,307        26,857,754     19.60%
LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM STANDARD CLASS
             2013                9/17/13     0.60%       1.70%        10.42        10.50       26,759           279,805      1.48%
LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM SERVICE CLASS
             2013                5/20/13     0.65%       3.20%        10.30        10.47   29,999,735       311,901,805      1.26%
LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
             2013                            0.60%       1.70%        10.52        10.94       42,520           457,685     -9.92%
             2012                3/1/12      0.60%       1.90%        11.34        12.01       28,208           334,580      0.82%
LVIP BLACKROCK INFLATION PROTECTED BOND SERVICE CLASS
             2013                            0.59%       3.14%         9.62        10.83   72,358,284       753,786,479    -11.45%
             2012                            0.65%       3.20%        10.62        11.92   32,045,992       370,932,011      2.90%
             2011                            0.65%       3.20%        10.74        11.27   20,637,422       228,952,130      8.74%
             2010               11/15/10     0.75%       2.85%         9.87        10.15    1,401,242        14,135,797     -2.27%
LVIP CAPITAL GROWTH SERVICE CLASS
             2013                            0.65%       3.15%        12.22        18.80   22,655,444       323,041,540     31.66%
             2012                            0.65%       3.00%         9.26        14.27   25,591,881       271,319,390     15.26%
             2011                            0.65%       3.00%         8.02        10.50   22,126,342       198,333,052    -11.75%
             2010                            0.65%       2.80%         9.09         9.82   14,883,910       144,635,021     15.39%
             2009                            0.65%       2.80%         7.88         8.33    6,996,813        57,764,897     30.81%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP AMERICAN GROWTH SERVICE CLASS II
             2013     28.81%        0.61%
             2012     16.69%        0.22%
             2011     -5.77%        0.06%
             2010      7.68%        0.00%
LVIP AMERICAN GROWTH-INCOME SERVICE CLASS II
             2013     32.16%        1.07%
             2012     16.29%        1.22%
             2011     -3.35%        0.11%
             2010      6.27%        0.00%
LVIP AMERICAN INCOME ALLOCATION STANDARD CLASS
             2013      5.92%        2.37%
LVIP AMERICAN INTERNATIONAL SERVICE CLASS II
             2013     20.37%        1.03%
             2012     16.69%        2.58%
             2011    -14.88%        0.10%
             2010      6.50%        0.00%
LVIP AMERICAN PRESERVATION STANDARD CLASS
             2013      0.07%        3.73%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
             2013     39.16%        0.45%
             2012     17.48%        1.21%
             2011      3.35%        0.00%
             2010     25.57%        0.00%
             2009     37.43%        0.00%
LVIP BLACKROCK EMERGING MARKETS RPM STANDARD CLASS
             2013      4.75%        1.93%
LVIP BLACKROCK EMERGING MARKETS RPM SERVICE CLASS
             2013     -8.72%        1.02%
             2012      8.84%        1.87%
LVIP BLACKROCK EQUITY DIVIDEND RPM STANDARD CLASS
             2013      4.63%        2.77%
LVIP BLACKROCK EQUITY DIVIDEND RPM SERVICE CLASS
             2013     17.16%        2.10%
             2012     15.93%        0.57%
             2011     -3.44%        0.78%
             2010     16.88%        0.77%
             2009     22.20%        0.97%
LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM STANDARD CLASS
             2013      4.71%        0.00%
LVIP BLACKROCK GLOBAL ALLOCATION V.I. RPM SERVICE CLASS
             2013      9.06%        0.00%
LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
             2013     -8.92%        0.43%
             2012      5.06%        0.00%
LVIP BLACKROCK INFLATION PROTECTED BOND SERVICE CLASS
             2013     -8.33%        0.33%
             2012      5.56%        0.00%
             2011     11.04%        3.13%
             2010      1.40%        0.59%
LVIP CAPITAL GROWTH SERVICE CLASS
             2013     34.79%        0.00%
             2012     18.00%        0.00%
             2011     -9.83%        0.00%
             2010     17.90%        0.00%
             2009     33.66%        0.11%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                      MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT         UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP CLARION GLOBAL REAL ESTATE SERVICE CLASS
             2013                            0.60%       3.20%      $  7.51      $ 16.89    12,385,268  $    101,071,326     -0.21%
             2012                            0.65%       3.20%         7.50        16.89    11,904,617        95,736,001     20.48%
             2011                            0.65%       3.20%         6.20        10.58    12,157,357        79,776,963    -11.47%
             2010                            0.65%       2.85%         7.01         7.59     9,934,577        72,646,063     14.36%
             2009                            0.65%       2.85%         6.13         6.49     8,708,761        55,042,103     33.62%
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM SERVICE CLASS
             2013                            0.65%       3.20%        10.61        18.14    14,636,851       168,724,647     20.60%
             2012                            0.65%       3.20%         8.79        15.00     4,348,921        40,704,286      2.87%
             2011                            0.65%       3.20%         8.51         9.40     3,834,978        34,168,087    -10.38%
             2010                            0.65%       2.80%         9.49        10.26     2,994,921        29,442,450     23.44%
             2009                            0.65%       2.80%         7.67         8.14     1,924,863        15,157,607     43.96%
LVIP DELAWARE BOND STANDARD CLASS
             2013                            1.30%       3.00%        10.14        18.97     7,178,428       121,752,782     -5.20%
             2012                            1.30%       3.00%        10.70        19.69     8,572,620       152,403,393      3.46%
             2011                            1.30%       3.00%        12.73        18.73    10,208,683       174,089,656      4.82%
             2010                            1.30%       2.65%        12.12        17.65    12,528,320       202,938,969      5.65%
             2009                            1.30%       2.65%        11.46        16.50    14,710,742       223,876,924     15.79%
LVIP DELAWARE BOND SERVICE CLASS
             2013                            0.60%       3.20%         9.97        14.24   189,824,697     2,446,199,219     -5.71%
             2012                            0.65%       3.20%        10.57        14.82   172,657,336     2,330,108,586      2.94%
             2011                            0.65%       3.15%        10.27        14.14   146,615,142     1,917,256,346      4.19%
             2010                            0.65%       2.90%        11.58        13.36   118,782,318     1,497,358,649      5.08%
             2009                            0.65%       2.85%        11.02        12.53    83,225,660       987,925,269     15.15%
LVIP DELAWARE DIVERSIFIED FLOATING RATE STANDARD CLASS
             2013                            0.60%       2.15%        10.01        10.41        97,323           988,536     -0.94%
             2012                3/26/12     0.60%       1.70%        10.10        10.40         4,316            44,255      0.43%
LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
             2013                            0.60%       3.20%         9.42        10.30    67,745,589       671,179,345     -2.66%
             2012                            0.65%       3.20%         9.67        10.31    19,747,210       197,971,410      0.69%
             2011                            0.65%       3.20%         9.63         9.97    13,165,319       129,180,469     -3.29%
             2010               11/15/10     0.75%       2.85%         9.96        10.09     1,228,387        12,318,833     -0.19%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
             2013                            1.30%       2.65%        13.52        19.54       426,362         7,980,316     17.21%
             2012                            1.30%       2.55%        11.53        16.52       567,202         8,954,404     10.44%
             2011                            1.30%       2.55%        10.44        14.88       731,988        10,388,706     -4.49%
             2010                            1.30%       2.55%        10.92        15.50       882,963        13,017,473      9.65%
             2009                            1.30%       2.55%         9.96        14.07     1,115,182        14,893,081     28.67%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
             2013                            0.65%       2.85%        13.21        18.93     1,304,751        21,722,483     16.57%
             2012                            0.65%       2.90%        11.13        16.00     1,506,881        21,274,343      9.84%
             2011                            0.65%       2.85%         9.93        14.35     1,807,281        23,106,109     -5.02%
             2010                            0.65%       2.85%        10.26        14.88     2,214,985        29,667,952      9.05%
             2009                            0.65%       2.85%         9.22        13.44     2,908,852        35,537,545     27.96%
LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
             2013                            0.65%       2.95%        13.39        18.68     3,082,752        45,481,537     28.94%
             2012                            0.65%       2.95%        10.38        14.49     3,189,434        36,050,101     11.58%
             2011                            0.65%       2.95%         9.18        10.32     3,596,976        36,014,898     -1.94%
             2010                            0.75%       2.80%         9.26        10.36     3,514,396        35,521,339      9.44%
             2009                            0.75%       2.80%         8.30         9.32     3,192,725        29,147,328     20.81%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
             2013                            1.30%       2.80%        14.73        23.88       451,153         9,794,822     31.95%
             2012                            1.30%       2.80%        11.13        17.98       560,004         9,070,228     12.21%
             2011                            1.30%       2.70%         9.90        15.93       682,911         9,729,522     -1.99%
             2010                            1.30%       2.65%        10.09        16.31       859,633        12,406,132      8.65%
             2009                            1.30%       2.65%         9.27        14.92     1,015,178        13,335,713     26.60%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP CLARION GLOBAL REAL ESTATE SERVICE CLASS
             2013      2.37%        0.00%
             2012     23.59%        0.00%
             2011     -9.49%        0.00%
             2010     16.90%        0.00%
             2009     36.60%        0.00%
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM SERVICE CLASS
             2013     23.72%        0.00%
             2012      5.52%        0.00%
             2011     -8.43%        0.00%
             2010     26.12%        0.00%
             2009     47.09%        0.00%
LVIP DELAWARE BOND STANDARD CLASS
             2013     -3.57%        1.68%
             2012      5.23%        1.89%
             2011      6.25%        3.14%
             2010      7.09%        3.28%
             2009     17.37%        4.14%
LVIP DELAWARE BOND SERVICE CLASS
             2013     -3.28%        1.53%
             2012      5.55%        1.76%
             2011      6.56%        3.24%
             2010      7.42%        3.52%
             2009     17.71%        4.68%
LVIP DELAWARE DIVERSIFIED FLOATING RATE STANDARD CLASS
             2013      0.15%        2.00%
             2012      2.17%        2.90%
LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
             2013     -0.15%        0.83%
             2012      3.29%        1.39%
             2011     -1.23%        2.27%
             2010      0.07%        0.21%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
             2013     18.68%        1.37%
             2012     11.83%        1.59%
             2011     -3.29%        1.99%
             2010     11.03%        2.51%
             2009     30.29%        1.52%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
             2013     19.16%        1.26%
             2012     12.28%        1.44%
             2011     -2.90%        1.72%
             2010     11.48%        2.34%
             2009     30.81%        1.20%
LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
             2013     31.94%        1.45%
             2012     14.17%        0.72%
             2011      0.09%        0.73%
             2010     11.70%        0.67%
             2009     23.31%        0.91%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
             2013     33.94%        1.19%
             2012     13.79%        0.73%
             2011     -0.66%        0.69%
             2010     10.13%        0.58%
             2009     28.32%        0.67%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
             2013                            0.65%       3.00%      $ 13.46      $ 22.75    3,317,344  $     61,218,438     31.21%
             2012                            0.65%       3.00%        10.55        17.05    3,180,903        45,098,660     11.49%
             2011                            0.65%       3.00%         9.35        15.05    3,498,836        44,160,362     -2.48%
             2010                            0.65%       2.80%         9.41        15.21    3,768,826        49,233,488      8.22%
             2009                            0.65%       2.70%         8.54        13.86    4,055,609        49,637,690     26.09%
LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
             2013                            0.65%       3.15%        11.79        20.57    3,943,413        50,793,495     29.19%
             2012                            0.65%       3.15%         9.10        15.89    3,869,080        37,946,677     10.98%
             2011                            0.65%       3.15%         8.19         9.04    4,447,468        38,587,554     -8.14%
             2010                            0.65%       2.80%         8.92         9.64    2,926,149        27,220,347     26.59%
             2009                            0.65%       2.80%         7.04         7.45    1,579,299        11,479,826     26.40%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM STANDARD CLASS
             2013                            0.60%       1.90%        10.92        11.30      152,261         1,718,117     12.96%
             2012                            0.60%       1.90%         9.70         9.87       84,607           834,490     16.77%
             2011               12/5/11      0.65%       1.70%         8.31         8.36       11,357            94,696     -3.15%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM SERVICE CLASS
             2013                            0.60%       3.20%        10.49        12.22    8,871,404        96,814,879     11.22%
             2012                            0.65%       3.20%         9.46         9.83    2,937,775        28,397,526     14.97%
             2011                5/24/11     0.65%       3.00%         8.23         8.35    1,692,525        14,040,113    -18.73%
LVIP DIMENSIONAL U.S. EQUITY RPM STANDARD CLASS
             2013                            0.60%       1.90%        13.65        14.13      162,325         2,289,505     26.74%
             2012                            0.60%       1.90%        10.81        10.99       82,495           906,466     15.43%
             2011               12/5/11      0.65%       1.70%         9.36         9.42        8,907            83,740     -0.06%
LVIP DIMENSIONAL U.S. EQUITY RPM SERVICE CLASS
             2013                            0.60%       3.20%        13.18        15.56   12,170,990       166,034,802     25.05%
             2012                            0.65%       3.00%        10.54        10.95    4,541,689        48,901,415     13.66%
             2011                5/24/11     0.65%       3.00%         9.27         9.41    2,594,767        24,262,709     -8.42%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND STANDARD CLASS
             2013                            0.60%       1.90%        10.04        10.39      221,441         2,289,428     -4.59%
             2012                            0.60%       1.90%        10.56        10.74       93,099           999,276      1.98%
             2011               12/5/11      0.65%       1.70%        10.35        10.42        8,895            92,396      0.20%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND SERVICE CLASS
             2013                            0.60%       3.20%         9.64        10.31   21,685,649       217,354,625     -6.06%
             2012                            0.65%       3.20%        10.26        10.70   12,172,914       127,902,501      0.22%
             2011                5/23/11     0.65%       3.20%        10.12        10.41    4,856,542        50,192,610     -0.13%
LVIP GLOBAL INCOME SERVICE CLASS
             2013                            0.60%       3.20%         9.54        12.05   44,409,424       507,160,913     -6.12%
             2012                            0.60%       3.20%        10.08        12.50   40,326,405       482,894,133      4.04%
             2011                            0.60%       3.20%        10.75        11.71   34,679,354       393,735,508     -2.01%
             2010                            0.60%       2.85%        11.26        11.67   20,536,946       235,905,015      6.34%
             2009                7/1/09      0.65%       2.85%        10.59        10.74    5,360,215        57,213,255     -0.15%
LVIP JPMORGAN HIGH YIELD SERVICE CLASS
             2013                            0.60%       3.20%        11.32        13.32   11,062,730       141,403,669      2.95%
             2012                            0.65%       3.20%        11.00        12.61   10,089,573       123,454,963     11.02%
             2011                            0.65%       3.20%        10.50        10.98    6,925,613        75,331,715     -0.40%
             2010               11/16/10     1.15%       2.90%        10.54        10.84      300,856         3,246,962      0.07%
LVIP JPMORGAN MID CAP VALUE RPM SERVICE CLASS
             2013                            0.60%       3.20%        11.02        19.04   15,748,040       189,103,437     19.96%
             2012                            0.65%       3.20%         9.15        15.83    3,507,185        34,515,420     10.17%
             2011                            0.65%       2.95%         8.30        10.87    2,717,477        23,880,418     -4.71%
             2010                            0.65%       2.80%         8.71         9.40    1,678,328        15,228,244     21.02%
             2009                            0.65%       2.80%         7.19         7.60    1,005,257         7,453,659     20.92%
LVIP MANAGED RISK PROFILE 2010 SERVICE CLASS
             2013                            0.75%       2.80%        10.90        12.48      550,183         6,458,866      5.66%
             2012                            0.75%       2.80%        10.31        11.57      669,034         7,354,722      5.28%
             2011                            0.75%       2.80%         9.80        10.77      761,580         7,858,988     -1.80%
             2010                            0.75%       2.80%         9.98        10.74      828,075         8,599,298      8.11%
             2009                            0.75%       2.80%         9.25         9.74      958,871         9,115,520     20.79%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
             2013     34.34%        0.97%
             2012     14.14%        0.40%
             2011     -0.36%        0.41%
             2010     10.46%        0.26%
             2009     28.70%        0.36%
LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
             2013     32.45%        0.79%
             2012     13.79%        0.42%
             2011     -6.14%        0.00%
             2010     29.33%        0.51%
             2009     29.15%        0.66%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM STANDARD CLASS
             2013     14.43%        2.79%
             2012     18.00%        3.53%
             2011      1.73%        0.00%
LVIP DIMENSIONAL NON-U.S. EQUITY RPM SERVICE CLASS
             2013     14.09%        2.74%
             2012     17.70%        2.59%
             2011      1.75%        0.17%
LVIP DIMENSIONAL U.S. EQUITY RPM STANDARD CLASS
             2013     28.40%        1.66%
             2012     16.65%        1.67%
             2011      0.74%        0.00%
LVIP DIMENSIONAL U.S. EQUITY RPM SERVICE CLASS
             2013     28.02%        1.22%
             2012     16.36%        1.01%
             2011     11.63%        0.00%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND STANDARD CLASS
             2013     -3.34%        2.10%
             2012      3.06%        2.58%
             2011      0.56%        0.00%
LVIP DIMENSIONAL/VANGUARD TOTAL BOND SERVICE CLASS
             2013     -3.63%        1.40%
             2012      2.81%        1.73%
             2011      3.71%        0.26%
LVIP GLOBAL INCOME SERVICE CLASS
             2013     -3.66%        0.26%
             2012      6.78%        1.75%
             2011      0.23%        4.55%
             2010      8.71%        3.35%
             2009      6.19%        2.72%
LVIP JPMORGAN HIGH YIELD SERVICE CLASS
             2013      5.61%        4.78%
             2012     13.89%        5.08%
             2011      1.36%        9.46%
             2010      1.53%        1.12%
LVIP JPMORGAN MID CAP VALUE RPM SERVICE CLASS
             2013     23.06%        0.42%
             2012     12.73%        0.00%
             2011     -2.64%        0.00%
             2010     23.64%        0.00%
             2009     23.55%        0.41%
LVIP MANAGED RISK PROFILE 2010 SERVICE CLASS
             2013      7.85%        0.99%
             2012      7.46%        1.67%
             2011      0.24%        0.74%
             2010     10.35%        0.81%
             2009     23.17%        1.76%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                      MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT         UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE 2020 SERVICE CLASS
             2013                            0.75%       2.80%      $ 10.56      $ 12.09     1,483,685  $     16,908,022      7.79%
             2012                            0.75%       2.80%         9.80        10.99     1,525,836        15,957,108      5.12%
             2011                            0.75%       2.80%         9.32        10.24     1,695,997        16,681,468     -2.81%
             2010                            0.75%       2.80%         9.59        10.33     1,816,906        18,173,482      8.67%
             2009                            0.75%       2.80%         8.82         9.31     1,720,813        15,652,752     21.89%
LVIP MANAGED RISK PROFILE 2030 SERVICE CLASS
             2013                            0.75%       2.85%        10.41        11.97       866,126         9,728,805     10.27%
             2012                            0.75%       2.85%         9.44        10.63     1,045,549        10,532,657      4.61%
             2011                            0.75%       2.85%         9.03         9.95     1,054,400        10,026,943     -3.60%
             2010                            0.75%       2.85%         9.37        10.10     1,090,359        10,633,763      9.10%
             2009                            0.75%       2.85%         8.58         9.07     1,223,378        10,817,678     24.06%
LVIP MANAGED RISK PROFILE 2040 SERVICE CLASS
             2013                            1.15%       2.85%         9.93        11.12       568,319         6,093,933     12.99%
             2012                            1.15%       2.85%         8.79         9.67       594,495         5,576,367      3.86%
             2011                            1.15%       2.85%         8.47         9.16       633,963         5,663,052     -4.47%
             2010                            1.15%       2.85%         8.86         9.42       681,006         6,293,112     10.20%
             2009                            1.15%       2.85%         8.04         8.37       624,977         5,177,281     26.96%
LVIP MANAGED RISK AMERICAN BALANCED ALLOCATION STANDARD CLASS
             2013                4/29/13     0.90%       0.90%        11.48        11.48        57,213           656,928      5.56%
LVIP MANAGED RISK AMERICAN GROWTH ALLOCATION STANDARD CLASS
             2013                4/18/13     0.65%       1.70%        11.81        12.04        39,102           466,881      1.84%
LVIP MANAGED RISK PROFILE CONSERVATIVE STANDARD CLASS
             2012                9/12/12     1.70%       1.70%        13.97        13.97         3,663            51,153      0.55%
LVIP MANAGED RISK PROFILE CONSERVATIVE SERVICE CLASS
             2013                            0.65%       3.20%        11.38        15.09    76,136,302     1,095,714,114      6.03%
             2012                            0.60%       3.20%        10.74        13.96    59,642,778       797,064,640      6.11%
             2011                            0.65%       3.15%        10.62        12.91    33,493,486       417,683,901      0.47%
             2010                            0.65%       2.90%        11.56        12.64    30,806,255       378,674,328      7.13%
             2009                            0.65%       2.85%        10.70        11.61    27,297,773       309,685,249     21.05%
LVIP MANAGED RISK PROFILE GROWTH STANDARD CLASS
             2013                1/10/13     0.60%       1.70%        15.70        16.51       222,966         3,659,166      5.21%
             2012                            0.00%       0.00%           --           --            --                --      0.00%
LVIP MANAGED RISK PROFILE GROWTH SERVICE CLASS
             2013                            0.65%       3.20%        11.45        14.66   458,530,041     6,143,754,716      9.70%
             2012                            0.65%       3.20%        10.45        13.33   196,562,087     2,378,472,131      5.50%
             2011                            0.65%       3.15%         9.94        11.84    64,143,521       733,350,041     -3.05%
             2010                            0.65%       2.85%        10.24        12.02    55,624,756       649,763,390      9.27%
             2009                            0.65%       2.85%         9.35        10.82    51,327,593       543,175,797     25.09%
LVIP MANAGED RISK PROFILE MODERATE STANDARD CLASS
             2013               11/14/13     1.70%       1.70%        15.47        15.47         3,252            50,305      1.72%
LVIP MANAGED RISK PROFILE MODERATE SERVICE CLASS
             2013                            0.60%       3.20%        11.40        14.87   374,792,206     5,192,083,585      8.07%
             2012                            0.65%       3.20%        10.55        13.49   210,587,184     2,680,696,958      5.88%
             2011                            0.65%       3.20%        11.07        12.49    97,255,844     1,171,356,272     -1.92%
             2010                            0.65%       2.85%        11.16        12.54    88,617,281     1,078,285,914      8.54%
             2009                            0.65%       2.85%        10.08        11.37    80,244,518       890,296,676     24.14%
LVIP MFS INTERNATIONAL GROWTH SERVICE CLASS
             2013                            0.60%       3.00%         8.81        14.66    15,179,658       154,127,586      9.97%
             2012                            0.60%       3.00%         8.00        13.10    14,701,095       133,401,119     15.65%
             2011                            0.60%       2.95%         6.91        11.04    14,718,003       113,856,658    -12.63%
             2010                            0.60%       2.85%         7.91         8.56    11,583,789        96,896,427      9.66%
             2009                            0.65%       2.85%         7.21         7.64     7,190,493        53,643,846     31.70%
LVIP MFS INTERNATIONAL GROWTH RPM SERVICE CLASS
             2013                5/20/13     0.65%       3.20%         9.95        10.11     3,467,430        34,818,787     -0.83%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE 2020 SERVICE CLASS
             2013     10.02%        1.13%
             2012      7.30%        1.53%
             2011     -0.80%        0.74%
             2010     10.92%        0.68%
             2009     24.41%        1.71%
LVIP MANAGED RISK PROFILE 2030 SERVICE CLASS
             2013     12.61%        1.06%
             2012      6.82%        1.32%
             2011     -1.55%        0.63%
             2010     11.42%        0.55%
             2009     26.70%        1.59%
LVIP MANAGED RISK PROFILE 2040 SERVICE CLASS
             2013     14.92%        1.03%
             2012      5.64%        1.19%
             2011     -2.83%        0.62%
             2010     12.09%        0.56%
             2009     28.94%        1.27%
LVIP MANAGED RISK AMERICAN BALANCED ALLOCATION STANDARD CLASS
             2013      5.56%        1.88%
LVIP MANAGED RISK AMERICAN GROWTH ALLOCATION STANDARD CLASS
             2013     11.61%        3.49%
LVIP MANAGED RISK PROFILE CONSERVATIVE STANDARD CLASS
             2012      0.55%        1.49%
LVIP MANAGED RISK PROFILE CONSERVATIVE SERVICE CLASS
             2013      8.76%        1.86%
             2012      8.79%        4.29%
             2011      2.76%        1.79%
             2010      9.52%        3.58%
             2009     23.61%        4.15%
LVIP MANAGED RISK PROFILE GROWTH STANDARD CLASS
             2013      9.34%        3.44%
             2012      0.00%        1.51%
LVIP MANAGED RISK PROFILE GROWTH SERVICE CLASS
             2013     12.53%        2.07%
             2012      8.17%        3.11%
             2011     -0.89%        1.76%
             2010     11.70%        2.66%
             2009     27.88%        4.39%
LVIP MANAGED RISK PROFILE MODERATE STANDARD CLASS
             2013      1.72%        1.69%
LVIP MANAGED RISK PROFILE MODERATE SERVICE CLASS
             2013     10.86%        1.88%
             2012      8.61%        3.73%
             2011      0.26%        1.56%
             2010     10.96%        2.80%
             2009     26.90%        4.21%
LVIP MFS INTERNATIONAL GROWTH SERVICE CLASS
             2013     12.64%        0.58%
             2012     18.40%        0.52%
             2011    -10.64%        2.85%
             2010     12.09%        0.58%
             2009     34.63%        0.83%
LVIP MFS INTERNATIONAL GROWTH RPM SERVICE CLASS
             2013      7.53%        1.28%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MFS VALUE SERVICE CLASS
             2013                            0.65%       3.20%      $ 11.55      $ 18.21   62,841,073  $    850,091,010     31.35%
             2012                            0.65%       3.20%         8.76        13.83   66,735,671       672,516,930     12.44%
             2011                            0.65%       3.15%         7.77        10.79   64,066,802       551,815,744     -3.15%
             2010                            0.65%       2.85%         8.02         8.69   48,122,826       409,771,177      8.19%
             2009                            0.65%       2.85%         7.42         7.86   29,898,812       231,005,259     17.28%
LVIP MID-CAP VALUE SERVICE CLASS
             2013                            0.65%       3.20%        11.25        21.31    5,852,727        71,933,341     29.60%
             2012                            0.65%       3.20%         8.65        16.40    6,254,372        58,307,396     19.92%
             2011                            0.65%       3.20%         7.18         7.95    5,810,819        44,365,619    -12.09%
             2010                            0.65%       2.85%         8.17         8.85    4,779,106        40,801,285     20.12%
             2009                            0.65%       2.85%         6.80         7.21    3,294,804        23,145,869     38.09%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
             2013                            1.30%       2.70%        12.52        23.46      794,784        17,910,281     18.60%
             2012                            1.30%       2.70%        10.53        19.66      798,201        15,038,849      6.70%
             2011                            1.30%       2.70%         9.85        18.32      983,587        17,121,039     -6.72%
             2010                            1.30%       2.65%        10.55        19.61    1,202,225        22,423,804     -0.21%
             2009                            1.30%       2.65%        10.55        19.53    1,444,227        26,747,196     18.06%
LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
             2013                            0.63%       3.18%        10.05        22.26   23,262,285       323,304,014     17.74%
             2012                            0.65%       3.20%         8.50        18.56    7,898,412       108,228,121      5.90%
             2011                            0.65%       3.20%         8.00        17.21    7,933,392       102,799,297     -7.14%
             2010                            0.65%       2.85%         8.52        18.25    7,872,078       111,459,611     -0.66%
             2009                            0.65%       2.85%         8.67        18.10    7,692,810       111,025,754     17.53%
LVIP MONEY MARKET STANDARD CLASS
             2013                            0.65%       2.70%         8.78        11.24    3,896,189        40,141,761     -2.64%
             2012                            0.65%       2.70%         9.01        11.39    4,634,580        48,429,176     -2.59%
             2011                            1.30%       2.65%         9.25        11.55    5,721,128        60,993,041     -2.59%
             2010                            1.30%       2.65%         9.50        11.71    6,137,587        66,685,675     -2.57%
             2009                            1.30%       2.65%         9.75        11.87    9,480,305       104,203,478     -2.32%
LVIP MONEY MARKET SERVICE CLASS
             2013                            0.60%       3.20%         8.73        10.31   28,577,156       279,399,807     -3.13%
             2012                            0.60%       3.20%         8.96        10.38   32,954,585       327,023,277     -3.12%
             2011                            0.60%       3.20%         9.20        10.47   35,549,205       358,035,288     -2.78%
             2010                            0.60%       2.85%         9.44        10.60   33,514,174       342,966,801     -2.77%
             2009                            0.65%       2.85%         9.69        10.73   41,001,437       425,778,435     -2.73%
LVIP SSGA BOND INDEX STANDARD CLASS
             2013                            0.60%       1.70%        11.04        11.58       14,497           164,424     -4.21%
             2012                7/12/12     0.65%       1.70%        11.53        11.96        2,256            26,227      0.27%
LVIP SSGA BOND INDEX SERVICE CLASS
             2013                            0.60%       3.15%         9.64        12.10   87,085,679       992,038,834     -5.83%
             2012                            0.65%       3.15%        10.24        12.53   83,692,180       997,851,378      0.39%
             2011                            0.65%       3.15%        10.18        12.17   81,296,726       952,715,198      4.07%
             2010                            0.65%       2.90%        10.82        11.43   85,241,062       948,775,048      2.74%
             2009                            0.65%       2.85%        10.53        10.89   45,904,548       491,682,947      1.33%
LVIP SSGA CONSERVATIVE INDEX ALLOCATION SERVICE CLASS
             2013                            0.65%       3.00%        11.27        12.21    4,858,768        57,187,856      3.38%
             2012                            0.65%       3.00%        10.90        11.53    4,957,355        55,716,735      5.60%
             2011                            0.65%       3.00%        10.35        10.57    3,047,205        32,014,658     -0.39%
             2010               11/17/10     1.30%       2.80%        10.39        10.45      282,388         2,944,310      0.50%
LVIP SSGA CONSERVATIVE STRUCTURED ALLOCATION SERVICE CLASS
             2013                            0.65%       3.15%        10.85        12.11   16,283,286       189,828,966      3.49%
             2012                            0.65%       3.15%        10.48        11.42   17,898,932       198,661,657      4.74%
             2011                            0.65%       3.15%        10.33        10.53   13,733,029       143,541,076     -0.19%
             2010               11/17/10     1.30%       2.70%        10.35        10.41    1,020,141        10,594,850      0.00%
LVIP SSGA DEVELOPED INTERNATIONAL 150 STANDARD CLASS
             2013                2/8/13      0.65%       1.90%        11.49        16.14        1,864            24,964     14.46%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MFS VALUE SERVICE CLASS
             2013     34.74%        1.47%
             2012     15.29%        0.98%
             2011     -1.00%        1.33%
             2010     10.59%        1.24%
             2009     19.89%        1.61%
LVIP MID-CAP VALUE SERVICE CLASS
             2013     32.95%        0.23%
             2012     23.01%        0.14%
             2011    -10.13%        0.00%
             2010     22.79%        0.01%
             2009     41.17%        0.30%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
             2013     20.27%        2.50%
             2012      8.20%        2.74%
             2011     -5.45%        2.83%
             2010      1.14%        3.16%
             2009     19.67%        3.16%
LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
             2013     20.78%        2.88%
             2012      8.63%        2.67%
             2011     -5.07%        2.83%
             2010      1.55%        3.15%
             2009     20.14%        2.98%
LVIP MONEY MARKET STANDARD CLASS
             2013     -0.63%        0.02%
             2012     -1.27%        0.03%
             2011     -1.26%        0.03%
             2010     -1.24%        0.05%
             2009     -0.99%        0.32%
LVIP MONEY MARKET SERVICE CLASS
             2013     -0.59%        0.02%
             2012     -0.57%        0.03%
             2011     -0.58%        0.03%
             2010     -0.61%        0.04%
             2009     -0.57%        0.09%
LVIP SSGA BOND INDEX STANDARD CLASS
             2013     -3.20%        4.11%
             2012      0.42%        1.80%
LVIP SSGA BOND INDEX SERVICE CLASS
             2013     -3.44%        1.73%
             2012      2.93%        2.22%
             2011      6.44%        2.79%
             2010      5.02%        2.10%
             2009      3.59%        2.21%
LVIP SSGA CONSERVATIVE INDEX ALLOCATION SERVICE CLASS
             2013      5.84%        1.31%
             2012      8.11%        2.90%
             2011      1.12%        0.23%
             2010      1.74%        0.00%
LVIP SSGA CONSERVATIVE STRUCTURED ALLOCATION SERVICE CLASS
             2013      6.11%        1.73%
             2012      7.39%        3.92%
             2011      1.22%        0.21%
             2010      1.55%        0.00%
LVIP SSGA DEVELOPED INTERNATIONAL 150 STANDARD CLASS
             2013     15.32%        5.33%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
             2013                            0.65%       3.00%      $  9.93      $ 14.37   14,069,224  $    149,031,537     16.47%
             2012                            0.65%       3.00%         8.51        12.33   15,786,539       141,627,471     10.07%
             2011                            0.65%       2.95%         7.73         8.35   16,169,685       130,126,370    -14.82%
             2010                            0.65%       2.85%         9.07         9.59   14,813,167       138,293,111      3.99%
             2009                            0.65%       2.85%         8.72         9.02    7,672,745        68,094,266     40.27%
LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
             2013                            0.60%       1.90%         9.22        16.60       17,442           279,682     -4.66%
             2012                            0.60%       1.90%        16.52        16.52        6,313           104,207     10.75%
             2011               12/5/11      1.70%       1.70%        14.91        14.91          944            14,087     -4.18%
LVIP SSGA EMERGING MARKETS 100 SERVICE CLASS
             2013                            0.65%       3.15%         8.80        14.74   14,368,529       177,864,010     -6.08%
             2012                            0.65%       3.15%         9.37        15.66   13,590,884       176,646,426      8.90%
             2011                            0.65%       3.15%        11.31        12.22   13,252,989       155,980,136    -17.54%
             2010                            0.65%       2.85%        13.71        14.50   11,936,863       168,453,712     23.87%
             2009                            0.65%       2.85%        11.07        11.45    7,338,465        82,652,795     84.14%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
             2013                            0.60%       1.70%        15.68        15.89       13,034           200,129      8.82%
             2012                9/4/12      0.60%       0.90%        14.41        14.56        4,351            63,094     -0.01%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM SERVICE CLASS
             2013                            0.65%       3.20%        10.28        14.11   59,096,862       732,112,426      6.09%
             2012                            0.65%       3.20%         9.65        13.27   31,954,603       367,052,105      7.44%
             2011                            0.65%       3.15%         9.13        10.94   21,907,148       231,199,458     -2.80%
             2010                            0.65%       2.80%         9.21        11.09    5,918,960        63,997,052      5.48%
             2009                            0.65%       2.85%         8.61        10.35    5,385,891        54,613,994     26.80%
LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
             2013                            0.60%       1.70%        16.30        16.34       10,493           170,136     20.20%
             2012                5/16/12     0.60%       0.65%        13.56        13.59        2,485            33,709     18.03%
LVIP SSGA INTERNATIONAL INDEX SERVICE CLASS
             2013                            0.65%       3.00%         9.33        14.51   30,268,833       301,347,579     17.13%
             2012                            0.65%       3.00%         7.95        12.38   24,895,325       208,702,144     14.39%
             2011                            0.65%       2.95%         6.94         7.50   26,518,034       191,861,496    -15.05%
             2010                            0.65%       2.85%         8.17         8.64   23,605,346       198,623,794      3.78%
             2009                            0.65%       2.85%         7.88         8.15   11,816,356        94,717,158     23.95%
LVIP SSGA LARGE CAP 100 STANDARD CLASS
             2013                            0.65%       2.15%        24.16        24.16       43,459           791,897     34.97%
             2012               12/17/12     0.65%       0.65%        17.90        17.90          210             3,764      0.29%
LVIP SSGA LARGE CAP 100 SERVICE CLASS
             2013                            0.65%       3.15%        14.73        21.51   19,935,882       316,760,013     31.30%
             2012                            0.65%       3.15%        11.22        16.35   23,390,895       279,058,585      8.48%
             2011                            0.65%       3.15%        10.42        11.25   26,026,743       282,152,292     -0.81%
             2010                            0.65%       2.85%        10.50        11.10   26,778,012       289,254,755     15.56%
             2009                            0.65%       2.85%         9.09         9.40   15,341,530       141,798,422     31.16%
LVIP SSGA LARGE CAP RPM STANDARD CLASS
             2013                7/2/13      0.65%       0.65%        10.97        10.97          129             1,412     11.12%
LVIP SSGA LARGE CAP RPM SERVICE CLASS
             2013                5/21/13     0.65%       3.00%        10.79        10.95    2,385,134        25,947,518      2.68%
LVIP SSGA MODERATE INDEX ALLOCATION SERVICE CLASS
             2013                            0.60%       3.20%        11.46        13.07   13,875,395       174,568,913      8.65%
             2012                            0.60%       3.20%        10.56        11.68   11,876,296       135,403,254      7.97%
             2011                            0.65%       3.15%        10.29        10.50    6,709,031        69,827,648     -3.03%
             2010               11/16/10     1.15%       2.60%        10.61        10.67      386,790         4,120,405     -0.04%
LVIP SSGA MODERATE STRUCTURED ALLOCATION SERVICE CLASS
             2013                            0.60%       3.20%        11.36        12.90   69,297,730       861,705,250      8.99%
             2012                            0.65%       3.20%        10.43        11.54   47,682,796       535,387,963      6.85%
             2011                            0.65%       3.15%        10.25        10.52   32,114,185       332,998,959     -2.82%
             2010               11/16/10     0.75%       2.90%        10.51        10.75    2,706,824        28,557,076      0.32%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
             2013     19.24%        2.40%
             2012     12.63%        2.40%
             2011    -12.92%        2.29%
             2010      6.31%        1.23%
             2009     43.39%        1.72%
LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
             2013     -3.41%        3.07%
             2012     10.75%        4.73%
             2011     -4.18%        0.00%
LVIP SSGA EMERGING MARKETS 100 SERVICE CLASS
             2013     -3.70%        2.04%
             2012     11.66%        2.42%
             2011    -15.70%        2.37%
             2010     26.62%        1.10%
             2009     88.24%        1.48%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
             2013      9.15%        5.24%
             2012      4.07%        2.41%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM SERVICE CLASS
             2013      8.82%        2.28%
             2012     10.16%        3.41%
             2011     -0.69%        1.48%
             2010      7.78%        0.84%
             2009     29.49%        5.30%
LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
             2013     20.26%        1.97%
             2012     22.12%        2.50%
LVIP SSGA INTERNATIONAL INDEX SERVICE CLASS
             2013     19.91%        1.51%
             2012     17.05%        1.66%
             2011    -13.16%        1.15%
             2010      6.09%        1.49%
             2009     26.71%        1.91%
LVIP SSGA LARGE CAP 100 STANDARD CLASS
             2013     34.97%        5.67%
             2012      0.29%        0.00%
LVIP SSGA LARGE CAP 100 SERVICE CLASS
             2013     34.62%        1.93%
             2012     11.22%        1.33%
             2011      1.40%        1.37%
             2010     18.13%        1.21%
             2009     34.08%        1.51%
LVIP SSGA LARGE CAP RPM STANDARD CLASS
             2013     11.12%        1.50%
LVIP SSGA LARGE CAP RPM SERVICE CLASS
             2013     10.29%        2.63%
LVIP SSGA MODERATE INDEX ALLOCATION SERVICE CLASS
             2013     11.51%        1.29%
             2012     10.59%        2.38%
             2011     -1.62%        0.09%
             2010      2.82%        0.00%
LVIP SSGA MODERATE STRUCTURED ALLOCATION SERVICE CLASS
             2013     11.80%        2.34%
             2012      9.55%        3.72%
             2011     -0.71%        0.20%
             2010      2.75%        0.00%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA MODERATELY AGGRESSIVE INDEX ALLOCATION SERVICE CLASS
             2013                            0.65%       3.20%      $ 11.63      $ 13.32   12,507,329  $    160,686,710     10.92%
             2012                            0.65%       3.20%        10.64        11.70   11,219,554       127,959,706      9.25%
             2011                            0.65%       3.00%        10.15        10.39    7,300,410        75,180,805     -5.47%
             2010               11/18/10     1.15%       2.80%        10.74        10.81      542,212         5,847,902     -0.04%
LVIP SSGA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION SERVICE CLASS
             2013                            0.65%       3.20%        11.69        13.36   31,418,682       404,618,283     11.26%
             2012                            0.65%       3.20%        10.95        11.71   31,366,763       357,707,878      7.83%
             2011                            0.65%       3.00%        10.30        10.59   22,719,184       237,348,906     -4.61%
             2010               11/18/10     0.75%       2.70%        10.80        10.89    1,483,235        16,077,151      0.03%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
             2013                            0.60%       2.60%        13.44        21.45    2,441,004        36,194,110     28.61%
             2012                            0.65%       2.60%        10.45        11.44      141,381         1,630,111     12.68%
             2011                            1.40%       2.60%         9.27        10.04      191,922         1,897,063     -0.76%
             2010                            1.40%       2.60%         9.37         9.99      204,002         2,012,755     11.84%
             2009                            1.40%       2.55%         8.67         8.83      176,761         1,551,468     23.86%
LVIP SSGA S&P 500 INDEX SERVICE CLASS
             2013                            0.65%       3.20%        12.46        19.10   59,168,258       838,667,663     27.60%
             2012                            0.65%       3.15%         9.73        14.94   45,862,651       502,663,971     11.78%
             2011                            0.65%       3.15%         8.67         9.97   43,622,939       421,172,307     -1.26%
             2010                            0.65%       2.85%         8.77         9.94   43,337,481       418,910,568     11.23%
             2009                            0.65%       2.85%         7.77         8.79   25,348,953       217,699,880     22.25%
LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
             2013                            0.60%       1.90%        15.66        23.77       28,036           625,775     35.31%
             2012                            0.60%       1.90%        16.67        16.67        3,759            61,884     13.94%
             2011               12/5/11      1.70%       1.70%        14.63        14.63          798            11,669     -0.78%
LVIP SSGA SMALL-CAP INDEX SERVICE CLASS
             2013                            0.60%       3.20%        12.07        21.11   22,742,885       297,575,702     33.24%
             2012                            0.65%       3.20%         9.03        15.80   14,853,295       143,442,614     11.97%
             2011                            0.65%       3.20%         8.03         8.89   14,871,629       126,195,557     -7.48%
             2010                            0.65%       2.85%         8.68         9.40   13,551,043       122,688,382     22.34%
             2009                            0.65%       2.85%         7.10         7.52    8,628,513        63,133,650     22.17%
LVIP SSGA SMALL-CAP RPM STANDARD CLASS
             2013               12/19/13     0.65%       0.65%        11.24        11.24        3,565            40,066      3.04%
LVIP SSGA SMALL-CAP RPM SERVICE CLASS
             2013                5/20/13     0.65%       3.20%        11.04        11.22    2,436,000        27,146,121      2.73%
LVIP SSGA SMALL-MID CAP 200 STANDARD CLASS
             2013                            0.60%       2.15%        25.50        25.50       38,577           792,799     33.62%
             2012                7/18/12     0.65%       0.65%        19.09        19.09        1,129            21,540      7.77%
LVIP SSGA SMALL-MID CAP 200 SERVICE CLASS
             2013                            0.65%       3.15%        14.35        22.71    5,835,284       110,745,734     30.00%
             2012                            0.65%       3.15%        11.04        17.43    6,502,550        93,579,793     10.02%
             2011                            0.65%       3.15%        12.39        13.39    6,952,262        89,660,120     -5.20%
             2010                            0.65%       2.85%        13.07        13.81    7,055,885        94,875,875     23.85%
             2009                            0.65%       2.85%        10.55        10.91    4,142,174        44,470,690     47.05%
LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
             2013                            0.65%       3.00%        12.85        20.76   13,530,291       188,596,407     34.61%
             2012                            0.65%       3.00%         9.53        15.42   14,060,882       143,608,085     14.59%
             2011                            0.65%       2.95%         8.31         9.20    9,783,128        86,030,329     -4.65%
             2010                            0.65%       2.85%         8.72         9.44    7,849,330        71,341,526     13.17%
             2009                            0.65%       2.85%         7.71         8.16    5,541,855        43,985,519     38.79%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
             2013                            1.30%       3.00%        14.82        27.25      112,290         2,692,674     30.82%
             2012                            1.30%       3.00%        13.18        20.64      126,393         2,298,791     13.09%
             2011                            1.30%       2.80%        11.62        18.13      137,181         2,184,638     -6.38%
             2010                            1.30%       2.65%        12.40        19.27      169,937         2,874,844     25.02%
             2009                            1.30%       2.65%         9.90        15.34      164,956         2,212,388     42.51%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA MODERATELY AGGRESSIVE INDEX ALLOCATION SERVICE CLASS
             2013     13.78%        1.31%
             2012     11.84%        2.25%
             2011     -3.90%        0.03%
             2010      2.21%        0.00%
LVIP SSGA MODERATELY AGGRESSIVE STRUCTURED ALLOCATION SERVICE CLASS
             2013     14.14%        2.21%
             2012     10.39%        3.99%
             2011     -2.73%        0.18%
             2010      3.66%        0.00%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
             2013     31.15%        2.35%
             2012     14.04%        0.86%
             2011      0.43%        0.97%
             2010     13.13%        1.25%
             2009     24.36%        1.79%
LVIP SSGA S&P 500 INDEX SERVICE CLASS
             2013     30.82%        1.44%
             2012     14.61%        0.76%
             2011      0.94%        0.68%
             2010     13.71%        1.14%
             2009     24.97%        1.56%
LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
             2013     37.08%        1.75%
             2012     13.94%        1.24%
             2011     -0.78%        0.00%
LVIP SSGA SMALL-CAP INDEX SERVICE CLASS
             2013     36.67%        0.62%
             2012     14.86%        0.46%
             2011     -5.42%        0.11%
             2010     25.06%        0.36%
             2009     24.89%        0.65%
LVIP SSGA SMALL-CAP RPM STANDARD CLASS
             2013      3.04%        1.09%
LVIP SSGA SMALL-CAP RPM SERVICE CLASS
             2013     11.29%        2.08%
LVIP SSGA SMALL-MID CAP 200 STANDARD CLASS
             2013     33.62%        7.43%
             2012      7.77%        2.82%
LVIP SSGA SMALL-MID CAP 200 SERVICE CLASS
             2013     33.29%        2.37%
             2012     12.81%        2.26%
             2011     -3.09%        1.40%
             2010     26.61%        1.81%
             2009     50.31%        1.90%
LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
             2013     37.81%        0.00%
             2012     17.25%        0.00%
             2011     -2.53%        0.00%
             2010     15.68%        0.00%
             2009     41.80%        0.00%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
             2013     33.06%        0.00%
             2012     14.80%        0.00%
             2011     -5.11%        0.00%
             2010     26.71%        0.00%
             2009     44.45%        0.10%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                          MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT          FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)               RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
             2013                            0.65%       3.20%      $ 14.64      $ 26.40    4,027,389  $     87,518,859     30.29%
             2012                            0.65%       3.15%        11.49        19.90    4,766,371        80,236,899     12.64%
             2011                            0.65%       2.95%        11.02        17.39    4,086,361        60,225,079     -6.81%
             2010                            0.65%       2.85%        11.59        18.38    3,027,569        47,561,006     24.46%
             2009                            0.65%       2.85%         9.13        14.55    2,315,538        28,997,538     41.87%
LVIP TEMPLETON GROWTH RPM SERVICE CLASS
             2013                            0.60%       3.20%         9.66        16.18   35,895,869       379,146,347     15.86%
             2012                            0.65%       3.20%         8.31        13.93   17,221,882       154,522,717     17.16%
             2011                            0.65%       3.15%         7.07        10.81   15,769,152       118,673,830     -6.11%
             2010                            0.65%       2.90%         7.53         8.15   13,007,007       102,455,858      3.31%
             2009                            0.65%       2.85%         7.29         7.72   10,349,314        77,857,452     24.21%
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
             2013                            1.30%       2.75%        13.98        19.57      142,373         2,446,788     22.22%
             2012                            1.30%       2.65%        11.42        15.80      160,781         2,243,019     13.35%
             2011                            1.30%       2.65%        10.06        13.82      173,576         2,112,536     -8.15%
             2010                            1.30%       2.65%        10.94        14.97      215,585         2,825,485      8.54%
             2009                            1.30%       2.55%        10.07        13.74      236,966         2,833,177     35.04%
LVIP UBS LARGE CAP GROWTH RPM SERVICE CLASS
             2013                            0.60%       3.20%        12.80        18.96    9,802,967       160,591,468     21.24%
             2012                            0.65%       3.20%        10.56        15.35    4,411,010        60,049,258     12.45%
             2011                            0.65%       3.20%         9.84        13.40    4,028,664        48,611,933     -8.53%
             2010                            0.65%       2.80%        10.64        14.44    4,790,609        63,658,856      8.01%
             2009                            0.75%       2.80%         9.67        13.17    4,489,735        54,781,676     34.36%
LVIP VANGUARD DOMESTIC EQUITY ETF STANDARD CLASS
             2013                            0.60%       1.90%        13.53        13.99       27,270           375,037     28.07%
             2012                6/22/12     0.60%       1.90%        10.56        10.79       10,419           112,131     -0.96%
LVIP VANGUARD DOMESTIC EQUITY ETF SERVICE CLASS
             2013                            0.65%       3.20%        12.99        15.35    5,998,517        81,252,076     26.10%
             2012                            0.65%       3.20%        10.31        11.89    4,232,339        44,730,410     11.32%
             2011                5/31/11     0.65%       3.15%         9.26        10.44    1,559,907        14,571,491     -8.09%
LVIP VANGUARD INTERNATIONAL EQUITY ETF STANDARD CLASS
             2013                            0.60%       1.90%        11.00        11.38       32,064           359,162     12.59%
             2012                3/26/12     0.60%       1.90%         9.77         9.97        5,807            57,783      1.29%
LVIP VANGUARD INTERNATIONAL EQUITY ETF SERVICE CLASS
             2013                            0.65%       3.20%        10.56        12.18    3,780,849        41,605,443     10.86%
             2012                            0.65%       3.20%         9.53        10.74    2,676,477        26,145,484     15.35%
             2011                5/24/11     0.65%       3.15%         8.26         9.10    1,069,284         8,915,387    -18.92%
LVIP VIP CONTRAFUND RPM STANDARD CLASS
             2013               11/14/13     0.65%       1.70%        11.07        11.15       10,150           112,800      2.47%
LVIP VIP CONTRAFUND RPM SERVICE CLASS
             2013                5/20/13     0.60%       3.20%        10.94        11.13    8,656,233        95,635,695      4.63%
LORD ABBETT FUNDAMENTAL EQUITY CLASS VC
             2013                            0.65%       2.55%        14.04        22.38      850,301        17,237,836     32.34%
             2012                            0.65%       2.55%        10.61        16.60      987,863        14,919,914      7.80%
             2011                            0.65%       2.55%        14.28        15.11    1,045,826        14,435,281     -6.80%
             2010                            0.65%       2.45%        15.41        15.92      630,717         9,982,968     16.44%
             2009                            0.65%       2.20%        13.45        13.45      355,079         4,767,170     25.03%
MFS VIT CORE EQUITY SERVICE CLASS
             2013                            1.30%       2.65%        14.89        21.60      150,821         2,787,669     30.72%
             2012                            1.30%       2.65%        11.37        16.30      153,734         2,143,823     12.92%
             2011                            1.30%       2.65%        10.06        14.36      182,259         2,225,017     -3.86%
             2010                            1.30%       2.65%        10.44        14.91      214,952         2,729,647     13.81%
             2009                            1.30%       2.65%         9.16        13.07      268,829         2,974,261     28.78%
MFS VIT GROWTH INITIAL CLASS
             2013                            1.40%       2.35%        19.03        26.91      178,292         3,411,475     33.68%
             2012                            1.40%       2.35%        14.10        20.09      194,320         2,756,529     14.66%
             2011                            1.40%       2.35%        12.18        17.49      217,368         2,664,912     -2.64%
             2010                            1.40%       2.35%        12.39        17.93      252,322         3,148,241     12.66%
             2009                            1.40%       2.35%        10.90        15.88      298,447         3,274,416     34.48%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
             2013     33.59%        0.00%
             2012     15.26%        0.00%
             2011     -4.74%        0.00%
             2010     27.23%        0.00%
             2009     45.02%        0.00%
LVIP TEMPLETON GROWTH RPM SERVICE CLASS
             2013     18.86%        1.49%
             2012     20.13%        1.77%
             2011     -3.96%        2.04%
             2010      5.61%        1.78%
             2009     26.98%        1.55%
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
             2013     23.88%        0.00%
             2012     14.89%        0.00%
             2011     -6.90%        0.20%
             2010      9.91%        0.70%
             2009     36.74%        0.81%
LVIP UBS LARGE CAP GROWTH RPM SERVICE CLASS
             2013     24.37%        0.00%
             2012     15.35%        0.00%
             2011     -6.54%        0.00%
             2010     10.25%        0.52%
             2009     37.14%        0.95%
LVIP VANGUARD DOMESTIC EQUITY ETF STANDARD CLASS
             2013     29.74%        1.36%
             2012      9.08%        1.88%
LVIP VANGUARD DOMESTIC EQUITY ETF SERVICE CLASS
             2013     29.36%        1.12%
             2012     14.13%        1.59%
             2011     11.02%        0.84%
LVIP VANGUARD INTERNATIONAL EQUITY ETF STANDARD CLASS
             2013     14.08%        4.76%
             2012     18.64%        7.35%
LVIP VANGUARD INTERNATIONAL EQUITY ETF SERVICE CLASS
             2013     13.72%        2.24%
             2012     18.27%        5.00%
             2011      6.08%        0.00%
LVIP VIP CONTRAFUND RPM STANDARD CLASS
             2013      3.36%        1.67%
LVIP VIP CONTRAFUND RPM SERVICE CLASS
             2013     14.23%        1.77%
LORD ABBETT FUNDAMENTAL EQUITY CLASS VC
             2013     34.88%        0.23%
             2012      9.87%        0.54%
             2011     -5.11%        0.24%
             2010     18.26%        0.39%
             2009     25.03%        0.39%
MFS VIT CORE EQUITY SERVICE CLASS
             2013     32.50%        0.79%
             2012     14.45%        0.47%
             2011     -2.55%        0.66%
             2010     15.35%        0.92%
             2009     30.53%        1.41%
MFS VIT GROWTH INITIAL CLASS
             2013     34.95%        0.23%
             2012     15.76%        0.00%
             2011     -1.71%        0.19%
             2010     13.73%        0.12%
             2009     35.76%        0.32%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                         MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT         FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)              RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT GROWTH SERVICE CLASS
             2013                           0.65%       3.15%      $  9.23      $ 27.05    2,388,555  $     39,011,618     32.26%
             2012                           0.65%       3.15%         6.88        20.19    2,031,830        24,495,882     13.45%
             2011                           0.65%       3.15%         5.99        17.57    1,819,693        18,605,962     -3.31%
             2010                           0.65%       2.80%         6.13        17.99    1,377,501        14,515,038     11.85%
             2009                           0.75%       2.80%         5.43        15.94    1,133,560        10,054,060     33.74%
MFS VIT TOTAL RETURN INITIAL CLASS
             2013                           1.40%       2.35%        16.96        19.75      523,192        10,232,408     16.28%
             2012                           1.40%       2.35%        14.53        16.82      641,850        10,712,722      8.67%
             2011                           1.40%       2.35%        13.27        15.34      771,762        11,755,872     -0.59%
             2010                           1.40%       2.35%        13.25        15.28      930,794        14,141,260      7.38%
             2009                           1.40%       2.35%        12.25        14.10    1,122,524        15,719,007     15.29%
MFS VIT TOTAL RETURN SERVICE CLASS
             2012                           0.65%       3.00%        10.78        15.45   21,159,447       278,375,650      7.66%
             2011                           0.65%       3.00%         9.88        14.13   23,744,780       287,424,116     -1.27%
             2010                           0.65%       2.85%         9.89        14.10   26,324,559       320,891,076      6.55%
             2009                           0.65%       2.85%         9.17        13.04   25,879,249       296,846,148     14.42%
MFS VIT UTILITIES INITIAL CLASS
             2013                           1.40%       2.35%        28.63        43.00      329,869        10,793,626     17.72%
             2012                           1.40%       2.35%        24.14        36.46      368,766        10,154,800     10.85%
             2011                           1.40%       2.35%        21.61        32.82      438,395        10,788,087      4.30%
             2010                           1.40%       2.35%        20.57        31.41      528,719        12,359,268     11.17%
             2009                           1.40%       2.35%        18.36        28.19      886,526        18,430,756     30.12%
MFS VIT UTILITIES SERVICE CLASS
             2013                           0.65%       3.20%        13.48        43.26    8,857,378       217,755,613     16.43%
             2012                           0.65%       3.20%        11.58        36.65    9,710,700       202,449,105      9.65%
             2011                           0.65%       3.20%        12.18        32.38    9,912,951       187,068,650      3.51%
             2010                           0.65%       2.85%        11.62        31.03    9,659,921       176,418,368     10.32%
             2009                           0.65%       2.85%        10.41        27.90   10,128,784       167,168,663     29.14%
MORGAN STANLEY UIF CAPITAL GROWTH CLASS II
             2013                           0.65%       2.30%        18.74        33.11       70,080         1,998,069     44.51%
             2012                           0.65%       2.20%        12.90        22.56       80,314         1,585,107     11.96%
             2011                           0.65%       1.85%        19.30        19.91       83,417         1,463,259     -4.63%
             2010                           0.65%       1.65%        20.24        20.67       61,149         1,257,711     20.61%
             2009                           0.65%       1.65%        16.95        16.95       41,902           709,340     63.92%
NB AMT MID CAP GROWTH I CLASS
             2012                           1.15%       2.90%        13.79        21.86    1,992,717        36,876,586      9.31%
             2011                           1.15%       2.80%        12.41        19.70    2,549,870        42,704,716     -2.30%
             2010                           1.15%       2.80%        12.49        19.87    3,131,370        53,220,622     25.54%
             2009                           1.15%       2.80%         9.79        15.59    3,722,577        49,806,670     27.96%
NB AMT MID CAP INTRINSIC VALUE I CLASS
             2013                           1.15%       2.90%        14.70        27.02    1,643,558        40,691,909     33.14%
             2012                           1.15%       2.90%        10.97        20.08    1,996,543        36,696,208     12.28%
             2011                           1.15%       2.85%         9.71        17.71    2,478,404        40,147,591     -9.12%
             2010                           1.15%       2.85%        10.63        19.29    3,131,986        55,143,709     22.64%
             2009                           1.15%       2.85%         8.61        15.57    3,960,978        56,317,829     42.44%
OPPENHEIMER GLOBAL FUND/VA SERVICE CLASS
             2013                           0.65%       2.20%        13.68        24.37      413,888         8,792,629     24.35%
             2012                           0.65%       2.10%        11.00        19.32      451,145         7,598,199     18.44%
             2011                           0.65%       2.20%        10.60        16.08      489,083         6,783,278    -10.52%
             2010                           0.65%       2.20%        17.26        17.69      218,942         3,814,587     13.64%
             2009                           0.65%       1.80%        15.22        15.22       82,118         1,260,958     37.09%
PIMCO VIT COMMODITYREALRETURN STRATEGY ADVISOR CLASS
             2013                           0.65%       2.75%        10.58        12.62    1,018,149        12,296,157    -16.86%
             2012                           0.65%       2.80%        12.56        14.90      970,247        13,956,075      2.23%
             2011                           0.65%       2.80%        13.48        14.26    1,029,506        14,298,970    -10.10%
             2010                           0.65%       2.80%        14.99        15.53      774,132        11,842,341     20.82%
             2009                7/1/09     0.65%       2.80%        12.41        12.58      331,446         4,144,190      3.62%



                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT GROWTH SERVICE CLASS
             2013     35.61%        0.13%
             2012     16.32%        0.00%
             2011     -1.20%        0.02%
             2010     14.16%        0.00%
             2009     35.76%        0.03%
MFS VIT TOTAL RETURN INITIAL CLASS
             2013     17.39%        1.72%
             2012      9.71%        2.73%
             2011      0.36%        2.54%
             2010      8.40%        2.78%
             2009     16.39%        3.99%
MFS VIT TOTAL RETURN SERVICE CLASS
             2012     10.22%        2.49%
             2011      0.93%        2.35%
             2010      8.92%        2.53%
             2009     16.96%        3.36%
MFS VIT UTILITIES INITIAL CLASS
             2013     18.84%        2.31%
             2012     11.91%        6.65%
             2011      5.30%        3.17%
             2010     12.23%        3.15%
             2009     31.37%        5.42%
MFS VIT UTILITIES SERVICE CLASS
             2013     19.44%        2.07%
             2012     12.48%        6.46%
             2011      5.82%        3.04%
             2010     12.77%        3.03%
             2009     32.01%        5.05%
MORGAN STANLEY UIF CAPITAL GROWTH CLASS II
             2013     46.76%        0.21%
             2012     13.31%        0.00%
             2011     -3.67%        0.00%
             2010     21.82%        0.00%
             2009     63.92%        0.00%
NB AMT MID CAP GROWTH I CLASS
             2012     11.13%        0.00%
             2011     -0.68%        0.00%
             2010     27.62%        0.00%
             2009     30.09%        0.00%
NB AMT MID CAP INTRINSIC VALUE I CLASS
             2013     35.48%        1.15%
             2012     14.21%        0.59%
             2011     -7.57%        0.60%
             2010     24.74%        0.68%
             2009     44.88%        1.67%
OPPENHEIMER GLOBAL FUND/VA SERVICE CLASS
             2013     26.17%        1.17%
             2012     20.17%        1.93%
             2011     -9.12%        0.80%
             2010     14.95%        0.82%
             2009     37.09%        0.17%
PIMCO VIT COMMODITYREALRETURN STRATEGY ADVISOR CLASS
             2013    -15.27%        1.67%
             2012      4.44%        2.44%
             2011     -8.14%       14.26%
             2010     23.44%       15.68%
             2009     29.90%        6.63%


LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                    MINIMUM     MAXIMUM     MINIMUM     MAXIMUM                                     MINIMUM
                    COMMENCEMENT    FEE         FEE         UNIT        UNIT        UNITS                           TOTAL
SUBACCOUNT   YEAR   DATE(1)         RATE(2)     RATE(2)     VALUE(3)    VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE CLASS IB
             2013                      1.30%       2.65%      $ 17.89      $ 21.94      214,575  $      4,055,822     37.97%
             2012                      1.30%       2.65%        12.88        15.69      368,991         5,014,006     19.08%
             2011                      1.30%       2.65%        10.74        13.00      229,560         2,578,235     -3.77%
             2010                      1.30%       2.65%        11.08        13.33      247,720         2,883,922     -0.21%
             2009                      1.30%       2.65%        11.03        13.18      286,303         3,309,551     22.71%
PUTNAM VT GROWTH & INCOME CLASS IB
             2013                      1.30%       2.35%        12.97        19.70      105,381         1,744,914     32.53%
             2012                      1.30%       2.35%         9.77        14.86      103,687         1,285,320     16.37%
             2011                      1.30%       2.35%        10.18        12.52      130,443         1,384,436     -6.86%
             2010                      1.30%       2.35%        10.89        13.41      175,377         2,005,396     11.72%
             2009                      1.30%       2.35%         9.71        11.98      217,059         2,203,940     26.80%


                    MAXIMUM     INVESTMENT
                    TOTAL       INCOME
SUBACCOUNT   YEAR   RETURN(4)   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE CLASS IB
             2013     39.84%        1.22%
             2012     20.69%        1.09%
             2011     -2.45%        0.83%
             2010      1.14%        1.96%
             2009     24.38%        0.00%
PUTNAM VT GROWTH & INCOME CLASS IB
             2013     33.93%        1.56%
             2012     17.60%        1.78%
             2011     -5.87%        1.23%
             2010     12.90%        1.61%
             2009     28.14%        3.12%


(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

4. PURCHASES AND SALES OF INVESTMENTS



The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2013:


                                                                                                      AGGREGATE        AGGREGATE
                                                                                                      COST OF          PROCEEDS
SUBACCOUNT                                                                                            PURCHASES        FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                             $       6,388,950  $     5,929,421
ABVPSF Growth and Income Class B                                                                          3,377,289      177,811,885
ABVPSF International Value Class B                                                                        6,774,479      221,435,362
ABVPSF Large Cap Growth Class B                                                                             346,644        2,008,124
ABVPSF Small/Mid Cap Value Class B                                                                       42,388,638       24,061,809
American Century VP Inflation Protection Class II                                                        21,048,928      469,139,859
American Funds Asset Allocation Class 1                                                                     562,185            9,450
American Funds Blue Chip Income and Growth Class 1                                                          352,414          115,803
American Funds Bond Class 1                                                                                 710,427            4,867
American Funds Global Balanced Class 1                                                                      382,166          184,270
American Funds Global Bond Class 1                                                                          878,431           68,080
American Funds Global Discovery Class 1                                                                      17,211           47,618
American Funds Global Growth Class 1                                                                        162,402            8,983
American Funds Global Growth Class 2                                                                     11,322,960       52,376,651
American Funds Global Growth and Income Class 1                                                             165,609            2,827
American Funds Global Small Capitalization Class 1                                                          160,774            2,151
American Funds Global Small Capitalization Class 2                                                       16,825,539       67,371,822
American Funds Growth Class 1                                                                             1,561,164           83,503
American Funds Growth Class 2                                                                            23,777,613      304,941,736
American Funds Growth-Income Class 1                                                                        771,929           12,777
American Funds Growth-Income Class 2                                                                     38,470,215      316,359,236
American Funds High-Income Bond Class 1                                                                     225,113           45,226
American Funds International Class 1                                                                        261,602           23,643
American Funds International Class 2                                                                     43,869,183      101,358,481
American Funds International Growth and Income Class 1                                                      819,726           25,557
American Funds Managed Risk Asset Allocation Class P1                                                       358,876            1,741
American Funds Managed Risk Blue Chip Income and Growth Class P1                                             11,323               19
American Funds Managed Risk Growth Class P1                                                                  50,327              653
American Funds Managed Risk Growth-Income Class P1                                                            6,128               --
American Funds Mortgage Class 1                                                                             179,179            5,376
American Funds New World Class 1                                                                            630,900           17,579
American Funds U.S. Government/AAA-Rated Securities Class 1                                                 561,836          335,840
BlackRock Global Allocation V.I. Class I                                                                    887,657           31,078
BlackRock Global Allocation V.I. Class III                                                              130,934,957      108,706,894
Delaware VIP Diversified Income Standard Class                                                              547,274           42,873
Delaware VIP Diversified Income Service Class                                                           202,568,227      112,767,448
Delaware VIP Emerging Markets Service Class                                                              33,546,240       47,490,921
Delaware VIP High Yield Standard Class                                                                      944,293        5,902,170
Delaware VIP High Yield Service Class                                                                    31,885,703       59,410,093
Delaware VIP International Value Equity Standard Class                                                        3,341           39,207
Delaware VIP Limited-Term Diversified Income Standard Class                                                 892,883           63,907
Delaware VIP Limited-Term Diversified Income Service Class                                              287,123,554       60,224,804
Delaware VIP REIT Standard Class                                                                            684,725          811,633
Delaware VIP REIT Service Class                                                                          15,076,821       27,031,416
Delaware VIP Small Cap Value Standard Class                                                                 662,481        1,486,745
Delaware VIP Small Cap Value Service Class                                                               32,646,743       67,502,663
Delaware VIP Smid Cap Growth Standard Class                                                                 862,430        1,685,027
Delaware VIP Smid Cap Growth Service Class                                                               24,635,463       29,000,960
Delaware VIP U.S. Growth Service Class                                                                   27,068,283       47,096,350
Delaware VIP Value Standard Class                                                                           990,121        1,087,310
Delaware VIP Value Service Class                                                                         43,525,696       35,977,303
DWS Alternative Asset Allocation VIP Class A                                                                631,661           41,527
DWS Alternative Asset Allocation VIP Class B                                                             11,038,105        6,405,924
DWS Equity 500 Index VIP Class A                                                                            997,158       14,660,683
DWS Equity 500 Index VIP Class B                                                                          1,631,954       29,212,644
DWS Small Cap Index VIP Class A                                                                             408,883        1,111,978
DWS Small Cap Index VIP Class B                                                                           1,037,705       13,437,632
Fidelity VIP Contrafund Service Class 2                                                                  27,975,683      139,825,255
Fidelity VIP Equity-Income Initial Class                                                                     28,428        7,082,753

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                                      AGGREGATE        AGGREGATE
                                                                                                      COST OF          PROCEEDS
SUBACCOUNT                                                                                            PURCHASES        FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Service Class 2                                                        $         205,956  $    38,830,203
Fidelity VIP Growth Initial Class                                                                            65,918          828,513
Fidelity VIP Growth Service Class 2                                                                      14,821,958       26,558,929
Fidelity VIP Mid Cap Service Class 2                                                                     90,184,203       92,611,867
Fidelity VIP Overseas Initial Class                                                                          17,835        1,747,484
Fidelity VIP Overseas Service Class 2                                                                     1,440,649       79,900,325
FTVIPT Franklin Income Securities Class 2                                                                70,694,822       61,812,098
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                                   1,454,266      112,927,922
FTVIPT Mutual Shares Securities Class 2                                                                  38,148,930      107,053,148
FTVIPT Templeton Global Bond Securities Class 2                                                          47,604,989       69,749,814
FTVIPT Templeton Growth Securities Class 2                                                                3,555,736       12,390,419
Goldman Sachs VIT Large Cap Value Service Class                                                          20,974,754       31,108,687
Huntington VA Balanced                                                                                      299,626          324,593
Huntington VA Dividend Capture                                                                              256,273          258,949
Invesco V.I. American Franchise Series I                                                                     47,774          580,940
Invesco V.I. American Franchise Series II                                                                    23,729          251,727
Invesco V.I. Core Equity Series I                                                                           161,479        1,484,266
Invesco V.I. Core Equity Series II                                                                           90,839          507,034
Invesco V.I. International Growth Series I                                                                  105,646          543,773
Invesco V.I. International Growth Series II                                                                 232,023          374,508
Janus Aspen Balanced Service Class                                                                        2,519,863        3,664,669
Janus Aspen Enterprise Service Class                                                                        222,255        1,824,814
Janus Aspen Global Research Service Class                                                                   197,229          329,323
LVIP American Balanced Allocation Standard Class                                                          7,783,477           99,163
LVIP American Global Growth Service Class II                                                             12,834,650        5,711,217
LVIP American Global Small Capitalization Service Class II                                                7,804,394        6,797,274
LVIP American Growth Allocation Standard Class                                                              286,725            8,341
LVIP American Growth Service Class II                                                                    25,398,895       20,234,341
LVIP American Growth-Income Service Class II                                                             24,306,806       17,429,049
LVIP American Income Allocation Standard Class                                                                1,318                3
LVIP American International Service Class II                                                             13,609,811       12,639,594
LVIP American Preservation Standard Class                                                                   242,348           24,824
LVIP Baron Growth Opportunities Service Class                                                            43,967,379       18,971,739
LVIP BlackRock Emerging Markets RPM Standard Class                                                           67,390            2,593
LVIP BlackRock Emerging Markets RPM Service Class                                                        86,091,133          416,745
LVIP BlackRock Equity Dividend RPM Standard Class                                                            99,850              592
LVIP BlackRock Equity Dividend RPM Service Class                                                        217,554,562        1,046,317
LVIP BlackRock Global Allocation V.I. RPM Standard Class                                                    274,525              622
LVIP BlackRock Global Allocation V.I. RPM Service Class                                                 296,026,983               --
LVIP BlackRock Inflation Protected Bond Standard Class                                                      333,464          167,123
LVIP BlackRock Inflation Protected Bond Service Class                                                   557,201,603       88,851,943
LVIP Capital Growth Service Class                                                                         5,248,549       43,487,114
LVIP Clarion Global Real Estate Service Class                                                            15,313,795       13,201,580
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                                    110,544,470          329,061
LVIP Delaware Bond Standard Class                                                                         4,824,400       28,416,028
LVIP Delaware Bond Service Class                                                                        308,209,951       62,236,026
LVIP Delaware Diversified Floating Rate Standard Class                                                      979,653           32,656
LVIP Delaware Diversified Floating Rate Service Class                                                   478,754,797        6,424,332
LVIP Delaware Foundation Aggressive Allocation Standard Class                                               304,539        2,737,715
LVIP Delaware Foundation Aggressive Allocation Service Class                                              3,957,572        7,147,382
LVIP Delaware Growth and Income Service Class                                                             7,143,580        7,466,105
LVIP Delaware Social Awareness Standard Class                                                               865,006        2,676,063
LVIP Delaware Social Awareness Service Class                                                             10,095,931        8,138,405
LVIP Delaware Special Opportunities Service Class                                                        14,139,192        9,866,567
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                                         826,934           70,652
LVIP Dimensional Non-U.S. Equity RPM Service Class                                                       63,644,563        1,732,305
LVIP Dimensional U.S. Equity RPM Standard Class                                                           1,281,016          200,213
LVIP Dimensional U.S. Equity RPM Service Class                                                          102,133,852        6,118,828
LVIP Dimensional/Vanguard Total Bond Standard Class                                                       1,451,816           85,449
LVIP Dimensional/Vanguard Total Bond Service Class                                                      106,272,707        8,596,995
LVIP Global Income Service Class                                                                         64,468,843       22,266,814
LVIP JPMorgan High Yield Service Class                                                                   63,802,567       47,669,065

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                                      AGGREGATE        AGGREGATE
                                                                                                      COST OF          PROCEEDS
SUBACCOUNT                                                                                            PURCHASES        FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
LVIP JPMorgan Mid Cap Value RPM Service Class                                                     $     136,475,225  $       381,123
LVIP Managed Risk Profile 2010 Service Class                                                              1,629,529        3,018,216
LVIP Managed Risk Profile 2020 Service Class                                                              2,408,732        3,086,902
LVIP Managed Risk Profile 2030 Service Class                                                              1,399,166        3,427,818
LVIP Managed Risk Profile 2040 Service Class                                                              1,349,788        1,644,919
LVIP Managed Risk American Balanced Allocation Standard Class                                               652,451            6,752
LVIP Managed Risk American Growth Allocation Standard Class                                                 457,081            3,702
LVIP Managed Risk Profile Conservative Standard Class                                                            --           51,885
LVIP Managed Risk Profile Conservative Service Class                                                    354,562,161      106,401,038
LVIP Managed Risk Profile Growth Standard Class                                                           3,601,873           86,873
LVIP Managed Risk Profile Growth Service Class                                                        3,355,934,959        9,736,196
LVIP Managed Risk Profile Moderate Standard Class                                                            50,841              654
LVIP Managed Risk Profile Moderate Service Class                                                      2,222,200,426       62,649,140
LVIP MFS International Growth Service Class                                                              19,288,143       15,611,044
LVIP MFS International Growth RPM Service Class                                                          33,702,826           70,633
LVIP MFS Value Service Class                                                                             41,649,692       83,253,996
LVIP Mid-Cap Value Service Class                                                                          9,113,703       13,980,563
LVIP Mondrian International Value Standard Class                                                          3,862,591        3,729,417
LVIP Mondrian International Value Service Class                                                         216,462,415       34,694,954
LVIP Money Market Standard Class                                                                         38,190,904       46,100,564
LVIP Money Market Service Class                                                                         245,426,553      289,336,524
LVIP SSgA Bond Index Standard Class                                                                         149,037            7,397
LVIP SSgA Bond Index Service Class                                                                      101,060,957       58,264,166
LVIP SSgA Conservative Index Allocation Service Class                                                    17,651,675       18,407,061
LVIP SSgA Conservative Structured Allocation Service Class                                               14,795,479       33,004,328
LVIP SSgA Developed International 150 Standard Class                                                         26,328            2,472
LVIP SSgA Developed International 150 Service Class                                                       9,383,242       24,658,672
LVIP SSgA Emerging Markets 100 Standard Class                                                               204,239           25,186
LVIP SSgA Emerging Markets 100 Service Class                                                             35,484,362       26,669,574
LVIP SSgA Global Tactical Allocation RPM Standard Class                                                     157,514           23,569
LVIP SSgA Global Tactical Allocation RPM Service Class                                                  375,002,656       49,189,667
LVIP SSgA International Index Standard Class                                                                128,682            9,979
LVIP SSgA International Index Service Class                                                              88,017,399       37,942,984
LVIP SSgA Large Cap 100 Standard Class                                                                      821,672           64,847
LVIP SSgA Large Cap 100 Service Class                                                                    30,106,964       60,118,346
LVIP SSgA Large Cap RPM Standard Class                                                                        1,318               --
LVIP SSgA Large Cap RPM Service Class                                                                    24,386,462           52,777
LVIP SSgA Moderate Index Allocation Service Class                                                        38,550,491       15,421,991
LVIP SSgA Moderate Structured Allocation Service Class                                                  339,996,307       75,484,823
LVIP SSgA Moderately Aggressive Index Allocation Service Class                                           34,558,960       19,507,818
LVIP SSgA Moderately Aggressive Structured Allocation Service Class                                      38,930,519       35,128,201
LVIP SSgA S&P 500 Index Standard Class                                                                   34,738,835        3,889,453
LVIP SSgA S&P 500 Index Service Class                                                                   277,759,860      108,859,530
LVIP SSgA Small-Cap Index Standard Class                                                                    512,887           32,840
LVIP SSgA Small-Cap Index Service Class                                                                 137,877,128       50,071,274
LVIP SSgA Small-Cap RPM Standard Class                                                                       39,415               --
LVIP SSgA Small-Cap RPM Service Class                                                                    25,478,031           78,814
LVIP SSgA Small-Mid Cap 200 Standard Class                                                                  795,717           34,904
LVIP SSgA Small-Mid Cap 200 Service Class                                                                16,395,381       18,860,980
LVIP T. Rowe Price Growth Stock Service Class                                                            17,633,996       26,091,248
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                                 874,292        1,226,058
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                               11,481,700       28,214,155
LVIP Templeton Growth RPM Service Class                                                                 185,362,366        2,080,265
LVIP UBS Large Cap Growth RPM Standard Class                                                                473,993          765,069
LVIP UBS Large Cap Growth RPM Service Class                                                              77,187,661        2,070,971
LVIP Vanguard Domestic Equity ETF Standard Class                                                            238,250           42,823
LVIP Vanguard Domestic Equity ETF Service Class                                                          27,346,429        5,817,602
LVIP Vanguard International Equity ETF Standard Class                                                       315,040           26,679
LVIP Vanguard International Equity ETF Service Class                                                     14,978,723        3,462,859
LVIP VIP Contrafund RPM Standard Class                                                                      111,330              629
LVIP VIP Contrafund RPM Service Class                                                                    89,680,513               --

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                                      AGGREGATE        AGGREGATE
                                                                                                      COST OF          PROCEEDS
SUBACCOUNT                                                                                            PURCHASES        FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity Class VC                                                           $       2,466,897  $     3,023,910
MFS VIT Core Equity Service Class                                                                           491,149          421,391
MFS VIT Growth Initial Class                                                                                124,936          390,953
MFS VIT Growth Service Class                                                                              9,536,827        4,304,464
MFS VIT Total Return Initial Class                                                                          265,627        2,400,395
MFS VIT Total Return Service Class                                                                        1,180,383      310,563,998
MFS VIT Utilities Initial Class                                                                             679,635        1,572,506
MFS VIT Utilities Service Class                                                                          21,628,793       36,856,042
Morgan Stanley UIF Capital Growth Class II                                                                  316,877          518,800
NB AMT Mid Cap Growth I Class                                                                               604,787       42,823,008
NB AMT Mid Cap Intrinsic Value I Class                                                                    2,118,106        9,837,362
Oppenheimer Global Fund/VA Service Class                                                                    488,561        1,150,491
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                                      3,461,234        2,786,562
Putnam VT Global Health Care Class IB                                                                       910,184        3,379,248
Putnam VT Growth & Income Class IB                                                                          258,602          227,861


5. INVESTMENTS

The following is a summary of investments owned at December 31, 2013:


                                                                                               NET
                                                                                  SHARES       ASSET      FAIR VALUE
SUBACCOUNT                                                                        OWNED        VALUE      OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                              1,499,605  $ 20.18  $     30,262,035
ABVPSF International Value Class B                                                         9    14.86               128
ABVPSF Large Cap Growth Class B                                                      242,193    41.62        10,080,068
ABVPSF Small/Mid Cap Value Class B                                                 9,011,636    22.74       204,924,602
American Funds Asset Allocation Class 1                                               26,560    22.49           597,331
American Funds Blue Chip Income and Growth Class 1                                    74,062    13.12           971,687
American Funds Bond Class 1                                                           73,184    10.73           785,260
American Funds Global Balanced Class 1                                                20,764    11.37           236,089
American Funds Global Bond Class 1                                                    91,716    11.88         1,089,580
American Funds Global Growth Class 1                                                   6,001    30.11           180,676
American Funds Global Growth Class 2                                              10,988,453    29.92       328,774,501
American Funds Global Growth and Income Class 1                                       13,502    12.53           169,175
American Funds Global Small Capitalization Class 1                                     6,669    25.69           171,326
American Funds Global Small Capitalization Class 2                                18,561,084    25.25       468,667,363
American Funds Growth Class 1                                                         23,315    78.54         1,831,146
American Funds Growth Class 2                                                     21,983,219    77.94     1,713,372,064
American Funds Growth-Income Class 1                                                  16,412    50.72           832,410
American Funds Growth-Income Class 2                                              43,041,245    50.40     2,169,278,728
American Funds High-Income Bond Class 1                                               30,868    11.13           343,557
American Funds International Class 1                                                  21,264    21.22           451,230
American Funds International Class 2                                              36,798,071    21.15       778,279,195
American Funds International Growth and Income Class 1                                46,801    17.48           818,086
American Funds Managed Risk Asset Allocation Class P1                                 31,963    11.93           381,315
American Funds Managed Risk Blue Chip Income and Growth Class P1                       1,102    11.05            12,177
American Funds Managed Risk Growth Class P1                                            4,480    11.43            51,204
American Funds Managed Risk Growth-Income Class P1                                       546    11.50             6,275
American Funds Mortgage Class 1                                                       30,773    10.23           314,805
American Funds New World Class 1                                                      26,615    25.08           667,516
American Funds U.S. Government/AAA-Rated Securities Class 1                           22,662    11.94           270,587
BlackRock Global Allocation V.I. Class I                                              53,259    17.61           937,885
BlackRock Global Allocation V.I. Class III                                        89,608,991    15.58     1,396,108,083
Delaware VIP Diversified Income Standard Class                                        53,484    10.53           563,186
Delaware VIP Diversified Income Service Class                                    135,611,543    10.47     1,419,852,853
Delaware VIP Emerging Markets Service Class                                       17,116,667    21.40       366,296,681
Delaware VIP High Yield Standard Class                                               827,647     6.19         5,123,133
Delaware VIP High Yield Service Class                                             36,394,328     6.17       224,553,004
Delaware VIP International Value Equity Standard Class                                17,866    12.19           217,789




SUBACCOUNT                                                                      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                         $     25,160,562
ABVPSF International Value Class B                                                         122
ABVPSF Large Cap Growth Class B                                                      6,120,853
ABVPSF Small/Mid Cap Value Class B                                                 151,830,803
American Funds Asset Allocation Class 1                                                552,995
American Funds Blue Chip Income and Growth Class 1                                     791,745
American Funds Bond Class 1                                                            804,073
American Funds Global Balanced Class 1                                                 228,804
American Funds Global Bond Class 1                                                   1,098,012
American Funds Global Growth Class 1                                                   161,473
American Funds Global Growth Class 2                                               228,715,605
American Funds Global Growth and Income Class 1                                        162,911
American Funds Global Small Capitalization Class 1                                     158,833
American Funds Global Small Capitalization Class 2                                 351,646,518
American Funds Growth Class 1                                                        1,655,512
American Funds Growth Class 2                                                    1,132,074,953
American Funds Growth-Income Class 1                                                   767,681
American Funds Growth-Income Class 2                                             1,468,527,476
American Funds High-Income Bond Class 1                                                353,643
American Funds International Class 1                                                   395,047
American Funds International Class 2                                               638,047,226
American Funds International Growth and Income Class 1                                 794,803
American Funds Managed Risk Asset Allocation Class P1                                  357,221
American Funds Managed Risk Blue Chip Income and Growth Class P1                        11,305
American Funds Managed Risk Growth Class P1                                             49,684
American Funds Managed Risk Growth-Income Class P1                                       6,128
American Funds Mortgage Class 1                                                        322,770
American Funds New World Class 1                                                       639,978
American Funds U.S. Government/AAA-Rated Securities Class 1                            280,099
BlackRock Global Allocation V.I. Class I                                               924,950
BlackRock Global Allocation V.I. Class III                                       1,269,679,866
Delaware VIP Diversified Income Standard Class                                         563,679
Delaware VIP Diversified Income Service Class                                    1,436,427,295
Delaware VIP Emerging Markets Service Class                                        328,010,555
Delaware VIP High Yield Standard Class                                               4,632,715
Delaware VIP High Yield Service Class                                              203,702,738
Delaware VIP International Value Equity Standard Class                                 242,995

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                          NET
                                                                             SHARES       ASSET      FAIR VALUE
SUBACCOUNT                                                                   OWNED        VALUE      OF SHARES        COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Limited-Term Diversified Income Standard Class                      91,567  $  9.86  $        902,849  $        905,376
Delaware VIP Limited-Term Diversified Income Service Class                  132,293,312     9.79     1,295,151,527     1,315,198,582
Delaware VIP REIT Standard Class                                                350,830    12.14         4,259,077         4,308,004
Delaware VIP REIT Service Class                                              11,577,478    12.12       140,319,025       137,557,811
Delaware VIP Small Cap Value Standard Class                                     193,144    41.72         8,057,972         4,904,522
Delaware VIP Small Cap Value Service Class                                    8,975,287    41.58       373,192,453       268,172,600
Delaware VIP Smid Cap Growth Standard Class                                     291,162    32.39         9,430,731         6,103,651
Delaware VIP Smid Cap Growth Service Class                                    5,420,812    31.33       169,834,038       127,716,002
Delaware VIP U.S. Growth Service Class                                       25,922,896    12.95       335,701,503       223,083,612
Delaware VIP Value Standard Class                                               283,860    26.09         7,405,899         5,105,436
Delaware VIP Value Service Class                                              9,612,349    26.03       250,209,448       183,303,992
DWS Alternative Asset Allocation VIP Class A                                     46,361    13.75           637,465           629,701
DWS Alternative Asset Allocation VIP Class B                                  3,856,147    13.74        52,983,463        52,168,266
DWS Equity 500 Index VIP Class A                                                433,975    19.01         8,249,869         5,356,362
DWS Small Cap Index VIP Class A                                                 300,602    17.69         5,317,654         3,645,181
Fidelity VIP Contrafund Service Class 2                                      33,994,442    33.77     1,147,992,319       826,311,475
Fidelity VIP Growth Initial Class                                                95,379    57.14         5,449,937         4,050,342
Fidelity VIP Growth Service Class 2                                           2,839,651    56.57       160,639,028       113,835,072
Fidelity VIP Mid Cap Service Class 2                                         15,948,726    35.60       567,774,633       485,059,783
FTVIPT Franklin Income Securities Class 2                                    39,670,437    16.07       637,503,925       587,514,653
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                               6    27.16               153               149
FTVIPT Mutual Shares Securities Class 2                                      37,975,928    21.63       821,419,318       606,184,840
FTVIPT Templeton Global Bond Securities Class 2                              28,046,035    18.60       521,656,250       490,763,070
FTVIPT Templeton Growth Securities Class 2                                    3,255,162    15.23        49,576,116        40,935,211
Goldman Sachs VIT Large Cap Value Service Class                              14,127,125    12.58       177,719,238       141,531,737
Huntington VA Balanced                                                          188,056    16.06         3,020,184         2,643,220
Huntington VA Dividend Capture                                                  106,076    12.55         1,331,256         1,143,417
Invesco V.I. American Franchise Series I                                         55,539    50.63         2,811,958         2,075,023
Invesco V.I. American Franchise Series II                                        27,205    49.58         1,348,830           997,432
Invesco V.I. Core Equity Series I                                               236,651    38.43         9,094,499         5,975,906
Invesco V.I. Core Equity Series II                                               65,509    38.03         2,491,305         1,659,496
Invesco V.I. International Growth Series I                                       80,472    35.32         2,842,272         1,600,623
Invesco V.I. International Growth Series II                                      65,799    34.88         2,295,074         1,509,311
Janus Aspen Balanced Service Class                                              584,302    31.72        18,534,046        15,538,422
Janus Aspen Enterprise Service Class                                            101,361    56.80         5,757,323         3,014,983
Janus Aspen Global Research Service Class                                        29,508    38.40         1,133,095           820,628
LVIP American Balanced Allocation Standard Class                                655,979    12.82         8,409,652         7,790,904
LVIP American Global Growth Service Class II                                  4,281,218    17.46        74,732,936        56,306,205
LVIP American Global Small Capitalization Service Class II                    4,306,756    15.31        65,953,657        52,289,662
LVIP American Growth Allocation Standard Class                                   49,019    13.30           651,811           583,936
LVIP American Growth Service Class II                                        14,818,823    18.12       268,457,791       197,213,887
LVIP American Growth-Income Service Class II                                 12,073,968    18.27       220,627,612       159,292,353
LVIP American Income Allocation Standard Class                                      113    11.94             1,344             1,315
LVIP American International Service Class II                                  9,386,728    14.57       136,727,075       111,235,399
LVIP American Preservation Standard Class                                        21,920     9.79           214,550           217,695
LVIP Baron Growth Opportunities Service Class                                 4,081,868    45.20       184,504,530       136,079,235
LVIP BlackRock Emerging Markets RPM Standard Class                                6,367     9.95            63,379            64,764
LVIP BlackRock Emerging Markets RPM Service Class                             9,095,167     9.96        90,560,574        91,937,129
LVIP BlackRock Equity Dividend RPM Standard Class                                 5,785    17.46           100,978            99,261
LVIP BlackRock Equity Dividend RPM Service Class                             17,578,379    17.43       306,461,458       279,307,092
LVIP BlackRock Global Allocation V.I. RPM Standard Class                         26,129    10.71           279,814           273,907
LVIP BlackRock Global Allocation V.I. RPM Service Class                      28,914,082    10.68       308,918,048       296,182,177
LVIP BlackRock Inflation Protected Bond Standard Class                           44,921    10.19           457,698           490,744
LVIP BlackRock Inflation Protected Bond Service Class                        74,105,769    10.16       753,211,040       819,811,555
LVIP Capital Growth Service Class                                             8,648,689    37.38       323,262,031       207,248,520
LVIP Clarion Global Real Estate Service Class                                11,645,933     8.68       101,098,340        85,698,691
LVIP Columbia Small-Mid Cap Growth RPM Service Class                         12,539,671    13.40       168,019,053       150,764,749
LVIP Delaware Bond Standard Class                                             9,042,968    13.47       121,772,609       120,126,658
LVIP Delaware Bond Service Class                                            181,648,429    13.47     2,446,077,748     2,492,268,545
LVIP Delaware Diversified Floating Rate Standard Class                           97,521    10.14           988,570           991,293
LVIP Delaware Diversified Floating Rate Service Class                        66,047,325    10.14       669,521,731       669,420,234

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                            NET
                                                                               SHARES       ASSET      FAIR VALUE
SUBACCOUNT                                                                     OWNED        VALUE      OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Standard Class                     510,644  $ 15.63  $      7,980,848
LVIP Delaware Foundation Aggressive Allocation Service Class                    1,394,889    15.62        21,788,173
LVIP Delaware Growth and Income Service Class                                   1,080,317    42.11        45,488,902
LVIP Delaware Social Awareness Standard Class                                     228,641    42.84         9,795,190
LVIP Delaware Social Awareness Service Class                                    1,432,607    42.74        61,229,622
LVIP Delaware Special Opportunities Service Class                               1,231,612    41.28        50,842,175
LVIP Dimensional Non-U.S. Equity RPM Standard Class                               165,350    10.39         1,718,148
LVIP Dimensional Non-U.S. Equity RPM Service Class                              9,252,253    10.39        96,130,908
LVIP Dimensional U.S. Equity RPM Standard Class                                   167,745    13.65         2,289,546
LVIP Dimensional U.S. Equity RPM Service Class                                 12,108,364    13.65       165,218,620
LVIP Dimensional/Vanguard Total Bond Standard Class                               223,932    10.22         2,289,478
LVIP Dimensional/Vanguard Total Bond Service Class                             21,228,616    10.22       217,041,371
LVIP Global Income Service Class                                               44,456,242    11.41       507,023,444
LVIP JPMorgan High Yield Service Class                                         12,485,157    11.30       141,107,243
LVIP JPMorgan Mid Cap Value RPM Service Class                                  13,005,031    14.47       188,130,775
LVIP Managed Risk Profile 2010 Service Class                                      533,771    12.10         6,459,161
LVIP Managed Risk Profile 2020 Service Class                                    1,423,062    11.83        16,830,549
LVIP Managed Risk Profile 2030 Service Class                                      806,544    11.93         9,624,484
LVIP Managed Risk Profile 2040 Service Class                                      529,800    11.50         6,094,288
LVIP Managed Risk American Balanced Allocation Standard Class                      59,366    11.07           656,944
LVIP Managed Risk American Growth Allocation Standard Class                        40,084    11.65           466,895
LVIP Managed Risk Profile Conservative Service Class                           80,372,838    13.62     1,094,678,055
LVIP Managed Risk Profile Growth Standard Class                                   275,338    13.29         3,659,238
LVIP Managed Risk Profile Growth Service Class                                461,852,790    13.29     6,138,947,283
LVIP Managed Risk Profile Moderate Standard Class                                   3,641    13.82            50,307
LVIP Managed Risk Profile Moderate Service Class                              375,594,309    13.81     5,188,459,790
LVIP MFS International Growth Service Class                                    10,557,193    14.60       154,103,340
LVIP MFS International Growth RPM Service Class                                 3,378,212    10.20        34,440,867
LVIP MFS Value Service Class                                                   24,624,765    34.53       850,194,626
LVIP Mid-Cap Value Service Class                                                3,396,775    21.17        71,913,132
LVIP Mondrian International Value Standard Class                                  989,717    18.13        17,944,566
LVIP Mondrian International Value Service Class                                17,840,647    18.12       323,308,203
LVIP Money Market Standard Class                                                4,053,304    10.00        40,533,044
LVIP Money Market Service Class                                                28,018,868    10.00       280,188,684
LVIP SSgA Bond Index Standard Class                                                14,932    11.01           164,429
LVIP SSgA Bond Index Service Class                                             89,948,226    11.02       990,779,707
LVIP SSgA Conservative Index Allocation Service Class                           4,801,499    12.00        57,593,986
LVIP SSgA Conservative Structured Allocation Service Class                     16,253,038    11.68       189,851,737
LVIP SSgA Developed International 150 Standard Class                                2,630     9.49            24,965
LVIP SSgA Developed International 150 Service Class                            15,759,760     9.49       149,623,162
LVIP SSgA Emerging Markets 100 Standard Class                                      28,203     9.92           279,688
LVIP SSgA Emerging Markets 100 Service Class                                   17,976,173     9.92       178,269,702
LVIP SSgA Global Tactical Allocation RPM Standard Class                            16,984    11.78           200,136
LVIP SSgA Global Tactical Allocation RPM Service Class                         62,060,752    11.78       731,323,897
LVIP SSgA International Index Standard Class                                       17,989     9.46           170,140
LVIP SSgA International Index Service Class                                    31,850,891     9.46       301,309,431
LVIP SSgA Large Cap 100 Standard Class                                             54,729    14.47           791,929
LVIP SSgA Large Cap 100 Service Class                                          21,973,082    14.46       317,818,667
LVIP SSgA Large Cap RPM Standard Class                                                126    11.19             1,412
LVIP SSgA Large Cap RPM Service Class                                           2,290,189    11.19        25,634,086
LVIP SSgA Moderate Index Allocation Service Class                              13,530,275    12.90       174,581,135
LVIP SSgA Moderate Structured Allocation Service Class                         69,368,887    12.42       861,769,681
LVIP SSgA Moderately Aggressive Index Allocation Service Class                 12,185,969    13.17       160,537,956
LVIP SSgA Moderately Aggressive Structured Allocation Service Class            31,603,439    12.80       404,492,414
LVIP SSgA S&P 500 Index Standard Class                                          2,730,774    13.26        36,207,330
LVIP SSgA S&P 500 Index Service Class                                          63,338,206    13.26       840,054,622
LVIP SSgA Small-Cap Index Standard Class                                           22,947    26.72           613,190
LVIP SSgA Small-Cap Index Service Class                                        11,140,885    26.72       297,706,723
LVIP SSgA Small-Cap RPM Standard Class                                              3,429    11.69            40,067
LVIP SSgA Small-Cap RPM Service Class                                           2,290,245    11.68        26,759,224
LVIP SSgA Small-Mid Cap 200 Standard Class                                         51,502    15.39           792,826




SUBACCOUNT                                                                   COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Standard Class              $      6,765,256
LVIP Delaware Foundation Aggressive Allocation Service Class                     18,298,747
LVIP Delaware Growth and Income Service Class                                    33,678,536
LVIP Delaware Social Awareness Standard Class                                     6,635,559
LVIP Delaware Social Awareness Service Class                                     45,549,659
LVIP Delaware Special Opportunities Service Class                                44,409,875
LVIP Dimensional Non-U.S. Equity RPM Standard Class                               1,508,993
LVIP Dimensional Non-U.S. Equity RPM Service Class                               88,682,269
LVIP Dimensional U.S. Equity RPM Standard Class                                   1,944,604
LVIP Dimensional U.S. Equity RPM Service Class                                  141,841,388
LVIP Dimensional/Vanguard Total Bond Standard Class                               2,362,071
LVIP Dimensional/Vanguard Total Bond Service Class                              223,307,244
LVIP Global Income Service Class                                                513,161,692
LVIP JPMorgan High Yield Service Class                                          138,283,526
LVIP JPMorgan Mid Cap Value RPM Service Class                                   167,864,845
LVIP Managed Risk Profile 2010 Service Class                                      5,299,206
LVIP Managed Risk Profile 2020 Service Class                                     13,442,194
LVIP Managed Risk Profile 2030 Service Class                                      7,476,000
LVIP Managed Risk Profile 2040 Service Class                                      4,448,887
LVIP Managed Risk American Balanced Allocation Standard Class                       645,783
LVIP Managed Risk American Growth Allocation Standard Class                         453,543
LVIP Managed Risk Profile Conservative Service Class                          1,019,484,651
LVIP Managed Risk Profile Growth Standard Class                                   3,519,445
LVIP Managed Risk Profile Growth Service Class                                5,665,091,476
LVIP Managed Risk Profile Moderate Standard Class                                    50,193
LVIP Managed Risk Profile Moderate Service Class                              4,737,946,638
LVIP MFS International Growth Service Class                                     127,563,005
LVIP MFS International Growth RPM Service Class                                  33,654,274
LVIP MFS Value Service Class                                                    561,319,728
LVIP Mid-Cap Value Service Class                                                 48,766,994
LVIP Mondrian International Value Standard Class                                 16,114,496
LVIP Mondrian International Value Service Class                                 297,316,358
LVIP Money Market Standard Class                                                 40,533,043
LVIP Money Market Service Class                                                 280,188,684
LVIP SSgA Bond Index Standard Class                                                 168,158
LVIP SSgA Bond Index Service Class                                              987,448,978
LVIP SSgA Conservative Index Allocation Service Class                            54,011,222
LVIP SSgA Conservative Structured Allocation Service Class                      177,016,528
LVIP SSgA Developed International 150 Standard Class                                 23,938
LVIP SSgA Developed International 150 Service Class                             119,296,336
LVIP SSgA Emerging Markets 100 Standard Class                                       282,582
LVIP SSgA Emerging Markets 100 Service Class                                    187,822,613
LVIP SSgA Global Tactical Allocation RPM Standard Class                             197,239
LVIP SSgA Global Tactical Allocation RPM Service Class                          684,508,831
LVIP SSgA International Index Standard Class                                        150,146
LVIP SSgA International Index Service Class                                     241,907,085
LVIP SSgA Large Cap 100 Standard Class                                              762,405
LVIP SSgA Large Cap 100 Service Class                                           210,472,849
LVIP SSgA Large Cap RPM Standard Class                                                1,318
LVIP SSgA Large Cap RPM Service Class                                            24,358,138
LVIP SSgA Moderate Index Allocation Service Class                               153,888,664
LVIP SSgA Moderate Structured Allocation Service Class                          787,381,572
LVIP SSgA Moderately Aggressive Index Allocation Service Class                  138,871,593
LVIP SSgA Moderately Aggressive Structured Allocation Service Class             355,074,511
LVIP SSgA S&P 500 Index Standard Class                                           32,373,603
LVIP SSgA S&P 500 Index Service Class                                           609,177,405
LVIP SSgA Small-Cap Index Standard Class                                            542,441
LVIP SSgA Small-Cap Index Service Class                                         216,451,826
LVIP SSgA Small-Cap RPM Standard Class                                               39,415
LVIP SSgA Small-Cap RPM Service Class                                            25,444,055
LVIP SSgA Small-Mid Cap 200 Standard Class                                          784,561

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                          NET
                                                                             SHARES       ASSET      FAIR VALUE
SUBACCOUNT                                                                   OWNED        VALUE      OF SHARES        COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Small-Mid Cap 200 Service Class                                     7,218,105  $ 15.39  $    111,072,203  $     84,319,426
LVIP T. Rowe Price Growth Stock Service Class                                 6,649,631    28.35       188,523,678       126,670,343
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                     128,645    20.94         2,694,208         1,726,414
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                    4,296,483    20.39        87,622,483        62,041,710
LVIP Templeton Growth RPM Service Class                                      11,098,104    34.03       377,612,987       326,328,705
LVIP UBS Large Cap Growth RPM Standard Class                                     82,791    29.56         2,446,898         1,714,547
LVIP UBS Large Cap Growth RPM Service Class                                   5,483,524    29.19       160,064,077       129,544,586
LVIP Vanguard Domestic Equity ETF Standard Class                                 27,945    13.42           375,050           311,325
LVIP Vanguard Domestic Equity ETF Service Class                               6,056,344    13.42        81,270,075        65,268,944
LVIP Vanguard International Equity ETF Standard Class                            34,966    10.27           359,174           345,942
LVIP Vanguard International Equity ETF Service Class                          4,050,166    10.27        41,587,108        36,622,547
LVIP VIP Contrafund RPM Standard Class                                            9,844    11.46           112,803           110,712
LVIP VIP Contrafund RPM Service Class                                         8,296,762    11.46        95,072,594        89,736,172
Lord Abbett Fundamental Equity Class VC                                         819,857    21.03        17,241,592        13,631,962
MFS VIT Core Equity Service Class                                               124,574    23.48         2,924,999         1,774,371
MFS VIT Growth Initial Class                                                     87,323    39.07         3,411,724         2,375,306
MFS VIT Growth Service Class                                                  1,020,161    38.22        38,990,553        27,826,647
MFS VIT Total Return Initial Class                                              436,561    23.44        10,232,986         8,139,501
MFS VIT Utilities Initial Class                                                 338,558    31.88        10,793,240         7,753,482
MFS VIT Utilities Service Class                                               6,919,509    31.47       217,756,939       178,698,387
Morgan Stanley UIF Capital Growth Class II                                       65,771    30.39         1,998,769         1,261,504
NB AMT Mid Cap Intrinsic Value I Class                                        2,488,101    16.38        40,755,092        33,391,087
Oppenheimer Global Fund/VA Service Class                                        217,327    40.47         8,795,209         6,240,550
PIMCO VIT CommodityRealReturn Strategy Advisor Class                          2,036,522     6.05        12,320,958        15,672,196
Putnam VT Global Health Care Class IB                                           232,003    17.48         4,055,414         2,894,804
Putnam VT Growth & Income Class IB                                               72,917    23.91         1,743,437         1,438,518


6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2013, is as follows:


                                                                                           UNITS        UNITS          NET INCREASE
                                                                                           ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                      1,007,770       (732,446)        275,324
ABVPSF Growth and Income Class B                                                             136,041    (11,638,370)    (11,502,329)
ABVPSF International Value Class B                                                           419,929    (29,232,516)    (28,812,587)
ABVPSF Large Cap Growth Class B                                                               37,080       (182,309)       (145,229)
ABVPSF Small/Mid Cap Value Class B                                                         1,334,821     (1,027,126)        307,695
American Century VP Inflation Protection Class II                                            320,698    (34,524,390)    (34,203,692)
American Funds Asset Allocation Class 1                                                       44,765           (537)         44,228
American Funds Blue Chip Income and Growth Class 1                                            26,700         (8,624)         18,076
American Funds Bond Class 1                                                                   69,189           (250)         68,939
American Funds Global Balanced Class 1                                                        33,645        (16,500)         17,145
American Funds Global Bond Class 1                                                            86,305         (6,408)         79,897
American Funds Global Discovery Class 1                                                        1,319         (3,861)         (2,542)
American Funds Global Growth Class 1                                                           9,967           (482)          9,485
American Funds Global Growth Class 2                                                         497,976     (2,692,467)     (2,194,491)
American Funds Global Growth and Income Class 1                                               13,375           (188)         13,187
American Funds Global Small Capitalization Class 1                                             9,671            (99)          9,572
American Funds Global Small Capitalization Class 2                                           811,549     (3,415,687)     (2,604,138)
American Funds Growth Class 1                                                                 89,609         (5,047)         84,562
American Funds Growth Class 2                                                                576,428    (16,308,170)    (15,731,742)
American Funds Growth-Income Class 1                                                          42,610           (581)         42,029
American Funds Growth-Income Class 2                                                         999,286    (18,468,231)    (17,468,945)
American Funds High-Income Bond Class 1                                                       18,770         (3,889)         14,881
American Funds International Class 1                                                          17,638         (1,398)         16,240
American Funds International Class 2                                                       2,638,797     (4,861,223)     (2,222,426)
American Funds International Growth and Income Class 1                                        70,549         (2,113)         68,436
American Funds Managed Risk Asset Allocation Class P1                                         31,144            (85)         31,059
American Funds Managed Risk Blue Chip Income and Growth Class P1                               1,111             --           1,111

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                              UNITS      UNITS         NET INCREASE
                                                                                              ISSUED     REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Growth Class P1                                                       4,689          (52)         4,637
American Funds Managed Risk Growth-Income Class P1                                                  558           --            558
American Funds Mortgage Class 1                                                                  17,300         (364)        16,936
American Funds New World Class 1                                                                 60,905       (1,566)        59,339
American Funds U.S. Government/AAA-Rated Securities Class 1                                      53,520      (32,963)        20,557
BlackRock Global Allocation V.I. Class I                                                         58,920       (2,061)        56,859
BlackRock Global Allocation V.I. Class III                                                    5,119,205   (6,950,769)    (1,831,564)
Delaware VIP Diversified Income Standard Class                                                   42,589       (3,308)        39,281
Delaware VIP Diversified Income Service Class                                                11,452,989   (6,711,208)     4,741,781
Delaware VIP Emerging Markets Service Class                                                   1,644,094   (2,241,909)      (597,815)
Delaware VIP High Yield Standard Class                                                           11,612     (309,309)      (297,697)
Delaware VIP High Yield Service Class                                                           769,931   (2,827,222)    (2,057,291)
Delaware VIP International Value Equity Standard Class                                               10       (2,098)        (2,088)
Delaware VIP Limited-Term Diversified Income Standard Class                                      85,605       (6,058)        79,547
Delaware VIP Limited-Term Diversified Income Service Class                                   25,626,456   (5,328,322)    20,298,134
Delaware VIP REIT Standard Class                                                                 17,647      (21,385)        (3,738)
Delaware VIP REIT Service Class                                                                 898,966   (1,378,183)      (479,217)
Delaware VIP Small Cap Value Standard Class                                                       7,936      (42,465)       (34,529)
Delaware VIP Small Cap Value Service Class                                                      811,684   (3,025,839)    (2,214,155)
Delaware VIP Smid Cap Growth Standard Class                                                      14,036      (55,228)       (41,192)
Delaware VIP Smid Cap Growth Service Class                                                      780,327   (1,372,425)      (592,098)
Delaware VIP U.S. Growth Service Class                                                        1,023,034   (2,798,494)    (1,775,460)
Delaware VIP Value Standard Class                                                                48,375      (56,870)        (8,495)
Delaware VIP Value Service Class                                                              2,445,541   (2,034,354)       411,187
DWS Alternative Asset Allocation VIP Class A                                                     53,028       (3,635)        49,393
DWS Alternative Asset Allocation VIP Class B                                                    829,506     (472,130)       357,376
DWS Equity 500 Index VIP Class A                                                                 20,914   (1,054,486)    (1,033,572)
DWS Equity 500 Index VIP Class B                                                                 51,513   (1,796,612)    (1,745,099)
DWS Small Cap Index VIP Class A                                                                   5,677      (45,441)       (39,764)
DWS Small Cap Index VIP Class B                                                                  26,502     (742,763)      (716,261)
Fidelity VIP Contrafund Service Class 2                                                       1,201,301   (6,594,049)    (5,392,748)
Fidelity VIP Equity-Income Initial Class                                                            847     (418,163)      (417,316)
Fidelity VIP Equity-Income Service Class 2                                                        8,722   (2,322,432)    (2,313,710)
Fidelity VIP Growth Initial Class                                                                 4,011      (58,876)       (54,865)
Fidelity VIP Growth Service Class 2                                                           1,061,145   (1,740,652)      (679,507)
Fidelity VIP Mid Cap Service Class 2                                                          1,414,942   (5,120,110)    (3,705,168)
Fidelity VIP Overseas Initial Class                                                               1,346     (118,742)      (117,396)
Fidelity VIP Overseas Service Class 2                                                           113,460   (5,488,971)    (5,375,511)
FTVIPT Franklin Income Securities Class 2                                                     2,513,912   (4,019,263)    (1,505,351)
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                          94,897   (7,045,031)    (6,950,134)
FTVIPT Mutual Shares Securities Class 2                                                       1,915,849   (8,405,477)    (6,489,628)
FTVIPT Templeton Global Bond Securities Class 2                                                 999,132   (3,574,022)    (2,574,890)
FTVIPT Templeton Growth Securities Class 2                                                      168,752     (767,269)      (598,517)
Goldman Sachs VIT Large Cap Value Service Class                                                  18,271   (1,878,584)    (1,860,313)
Huntington VA Balanced                                                                           19,585      (25,560)        (5,975)
Huntington VA Dividend Capture                                                                   19,026      (20,671)        (1,645)
Invesco V.I. American Franchise Series I                                                          6,048      (76,138)       (70,090)
Invesco V.I. American Franchise Series II                                                         2,006      (19,425)       (17,419)
Invesco V.I. Core Equity Series I                                                                 3,298     (113,654)      (110,356)
Invesco V.I. Core Equity Series II                                                                4,250      (30,801)       (26,551)
Invesco V.I. International Growth Series I                                                        4,750      (28,580)       (23,830)
Invesco V.I. International Growth Series II                                                       9,819      (15,466)        (5,647)
Janus Aspen Balanced Service Class                                                               70,102     (174,318)      (104,216)
Janus Aspen Enterprise Service Class                                                             10,778      (72,298)       (61,520)
Janus Aspen Global Research Service Class                                                        15,586      (24,091)        (8,505)
LVIP American Balanced Allocation Standard Class                                                690,285       (5,516)       684,769
LVIP American Global Growth Service Class II                                                    869,379     (356,556)       512,823
LVIP American Global Small Capitalization Service Class II                                      595,985     (470,198)       125,787
LVIP American Growth Allocation Standard Class                                                   23,752         (464)        23,288
LVIP American Growth Service Class II                                                         1,694,714   (1,180,752)       513,962
LVIP American Growth-Income Service Class II                                                  1,529,512   (1,026,135)       503,377
LVIP American Income Allocation Standard Class                                                      116           --            116

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                           UNITS        UNITS          NET INCREASE
                                                                                           ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP American International Service Class II                                               1,051,544       (863,732)        187,812
LVIP American Preservation Standard Class                                                     24,424         (2,462)         21,962
LVIP Baron Growth Opportunities Service Class                                              2,076,627     (1,132,064)        944,563
LVIP BlackRock Emerging Markets RPM Standard Class                                             6,581           (244)          6,337
LVIP BlackRock Emerging Markets RPM Service Class                                          8,568,857        (43,581)      8,525,276
LVIP BlackRock Equity Dividend RPM Standard Class                                              5,264            (30)          5,234
LVIP BlackRock Equity Dividend RPM Service Class                                          18,391,938        (93,841)     18,298,097
LVIP BlackRock Global Allocation V.I. RPM Standard Class                                      26,793            (34)         26,759
LVIP BlackRock Global Allocation V.I. RPM Service Class                                   29,999,735             --      29,999,735
LVIP BlackRock Inflation Protected Bond Standard Class                                        29,350        (15,038)         14,312
LVIP BlackRock Inflation Protected Bond Service Class                                     48,122,497     (7,810,205)     40,312,292
LVIP Capital Growth Service Class                                                            444,069     (3,380,506)     (2,936,437)
LVIP Clarion Global Real Estate Service Class                                              1,963,667     (1,483,016)        480,651
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                      10,314,090        (26,160)     10,287,930
LVIP Delaware Bond Standard Class                                                             83,946     (1,478,138)     (1,394,192)
LVIP Delaware Bond Service Class                                                          21,138,059     (3,970,698)     17,167,361
LVIP Delaware Diversified Floating Rate Standard Class                                        96,051         (3,044)         93,007
LVIP Delaware Diversified Floating Rate Service Class                                     48,768,651       (770,272)     47,998,379
LVIP Delaware Foundation Aggressive Allocation Standard Class                                 11,937       (152,777)       (140,840)
LVIP Delaware Foundation Aggressive Allocation Service Class                                 249,927       (452,057)       (202,130)
LVIP Delaware Growth and Income Service Class                                                434,195       (540,877)       (106,682)
LVIP Delaware Social Awareness Standard Class                                                 28,339       (137,190)       (108,851)
LVIP Delaware Social Awareness Service Class                                                 598,032       (461,591)        136,441
LVIP Delaware Special Opportunities Service Class                                            919,075       (844,742)         74,333
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                           73,877         (6,223)         67,654
LVIP Dimensional Non-U.S. Equity RPM Service Class                                         6,094,652       (161,023)      5,933,629
LVIP Dimensional U.S. Equity RPM Standard Class                                               95,307        (15,477)         79,830
LVIP Dimensional U.S. Equity RPM Service Class                                             8,101,282       (471,981)      7,629,301
LVIP Dimensional/Vanguard Total Bond Standard Class                                          136,083         (7,741)        128,342
LVIP Dimensional/Vanguard Total Bond Service Class                                        10,335,816       (823,081)      9,512,735
LVIP Global Income Service Class                                                           5,822,436     (1,739,417)      4,083,019
LVIP JPMorgan High Yield Service Class                                                     4,721,265     (3,748,108)        973,157
LVIP JPMorgan Mid Cap Value RPM Service Class                                             12,277,786        (36,931)     12,240,855
LVIP Managed Risk Profile 2010 Service Class                                                 140,135       (258,986)       (118,851)
LVIP Managed Risk Profile 2020 Service Class                                                 217,884       (260,035)        (42,151)
LVIP Managed Risk Profile 2030 Service Class                                                 134,139       (313,562)       (179,423)
LVIP Managed Risk Profile 2040 Service Class                                                 132,523       (158,699)        (26,176)
LVIP Managed Risk American Balanced Allocation Standard Class                                 57,511           (298)         57,213
LVIP Managed Risk American Growth Allocation Standard Class                                   39,339           (237)         39,102
LVIP Managed Risk Profile Conservative Standard Class                                             --         (3,663)         (3,663)
LVIP Managed Risk Profile Conservative Service Class                                      23,921,934     (7,428,410)     16,493,524
LVIP Managed Risk Profile Growth Standard Class                                              227,949         (4,983)        222,966
LVIP Managed Risk Profile Growth Service Class                                           262,634,169       (666,215)    261,967,954
LVIP Managed Risk Profile Moderate Standard Class                                              3,288            (36)          3,252
LVIP Managed Risk Profile Moderate Service Class                                         168,818,021     (4,612,999)    164,205,022
LVIP MFS International Growth Service Class                                                2,085,108     (1,606,545)        478,563
LVIP MFS International Growth RPM Service Class                                            3,474,536         (7,106)      3,467,430
LVIP MFS Value Service Class                                                               2,727,011     (6,621,609)     (3,894,598)
LVIP Mid-Cap Value Service Class                                                             870,542     (1,272,187)       (401,645)
LVIP Mondrian International Value Standard Class                                             167,852       (171,269)         (3,417)
LVIP Mondrian International Value Service Class                                           17,768,572     (2,404,699)     15,363,873
LVIP Money Market Standard Class                                                           3,742,562     (4,480,953)       (738,391)
LVIP Money Market Service Class                                                           25,328,500    (29,705,929)     (4,377,429)
LVIP SSgA Bond Index Standard Class                                                           12,827           (586)         12,241
LVIP SSgA Bond Index Service Class                                                         7,981,033     (4,587,534)      3,393,499
LVIP SSgA Conservative Index Allocation Service Class                                      1,503,236     (1,601,823)        (98,587)
LVIP SSgA Conservative Structured Allocation Service Class                                 1,109,000     (2,724,646)     (1,615,646)
LVIP SSgA Developed International 150 Standard Class                                           2,043           (179)          1,864
LVIP SSgA Developed International 150 Service Class                                          656,413     (2,373,728)     (1,717,315)
LVIP SSgA Emerging Markets 100 Standard Class                                                 12,688         (1,559)         11,129
LVIP SSgA Emerging Markets 100 Service Class                                               2,855,653     (2,078,008)        777,645
LVIP SSgA Global Tactical Allocation RPM Standard Class                                       10,231         (1,548)          8,683

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                           UNITS        UNITS          NET INCREASE
                                                                                           ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA Global Tactical Allocation RPM Service Class                                    31,018,109     (3,875,850)     27,142,259
LVIP SSgA International Index Standard Class                                                   8,627           (619)          8,008
LVIP SSgA International Index Service Class                                                9,183,871     (3,810,363)      5,373,508
LVIP SSgA Large Cap 100 Standard Class                                                        47,447         (4,198)         43,249
LVIP SSgA Large Cap 100 Service Class                                                        621,432     (4,076,445)     (3,455,013)
LVIP SSgA Large Cap RPM Standard Class                                                           129             --             129
LVIP SSgA Large Cap RPM Service Class                                                      2,390,286         (5,152)      2,385,134
LVIP SSgA Moderate Index Allocation Service Class                                          3,205,321     (1,206,222)      1,999,099
LVIP SSgA Moderate Structured Allocation Service Class                                    27,242,848     (5,627,914)     21,614,934
LVIP SSgA Moderately Aggressive Index Allocation Service Class                             2,825,462     (1,537,687)      1,287,775
LVIP SSgA Moderately Aggressive Structured Allocation Service Class                        2,653,099     (2,601,180)         51,919
LVIP SSgA S&P 500 Index Standard Class                                                     2,568,909       (269,286)      2,299,623
LVIP SSgA S&P 500 Index Service Class                                                     21,721,590     (8,415,983)     13,305,607
LVIP SSgA Small-Cap Index Standard Class                                                      25,856         (1,579)         24,277
LVIP SSgA Small-Cap Index Service Class                                                   11,974,475     (4,084,885)      7,889,590
LVIP SSgA Small-Cap RPM Standard Class                                                         3,565             --           3,565
LVIP SSgA Small-Cap RPM Service Class                                                      2,443,657         (7,657)      2,436,000
LVIP SSgA Small-Mid Cap 200 Standard Class                                                    39,583         (2,135)         37,448
LVIP SSgA Small-Mid Cap 200 Service Class                                                    406,820     (1,074,086)       (667,266)
LVIP T. Rowe Price Growth Stock Service Class                                              1,566,435     (2,097,026)       (530,591)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                   42,419        (56,522)        (14,103)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                   600,363     (1,339,345)       (738,982)
LVIP Templeton Growth RPM Service Class                                                   18,882,252       (208,265)     18,673,987
LVIP UBS Large Cap Growth RPM Standard Class                                                  30,130        (48,538)        (18,408)
LVIP UBS Large Cap Growth RPM Service Class                                                5,520,413       (128,456)      5,391,957
LVIP Vanguard Domestic Equity ETF Standard Class                                              20,036         (3,185)         16,851
LVIP Vanguard Domestic Equity ETF Service Class                                            2,212,463       (446,285)      1,766,178
LVIP Vanguard International Equity ETF Standard Class                                         28,598         (2,341)         26,257
LVIP Vanguard International Equity ETF Service Class                                       1,426,823       (322,451)      1,104,372
LVIP VIP Contrafund RPM Standard Class                                                        10,201            (51)         10,150
LVIP VIP Contrafund RPM Service Class                                                      8,656,233             --       8,656,233
Lord Abbett Fundamental Equity Class VC                                                       27,900       (165,462)       (137,562)
MFS VIT Core Equity Service Class                                                             26,243        (29,156)         (2,913)
MFS VIT Growth Initial Class                                                                   5,330        (21,358)        (16,028)
MFS VIT Growth Service Class                                                                 652,328       (295,603)        356,725
MFS VIT Total Return Initial Class                                                             5,294       (123,952)       (118,658)
MFS VIT Total Return Service Class                                                           100,646    (21,260,093)    (21,159,447)
MFS VIT Utilities Initial Class                                                                8,183        (47,080)        (38,897)
MFS VIT Utilities Service Class                                                              627,068     (1,480,390)       (853,322)
Morgan Stanley UIF Capital Growth Class II                                                    10,666        (20,900)        (10,234)
NB AMT Mid Cap Growth I Class                                                                 34,239     (2,026,956)     (1,992,717)
NB AMT Mid Cap Intrinsic Value I Class                                                        87,108       (440,093)       (352,985)
Oppenheimer Global Fund/VA Service Class                                                      21,287        (58,544)        (37,257)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                         255,642       (207,740)         47,902
Putnam VT Global Health Care Class IB                                                         43,002       (197,418)       (154,416)
Putnam VT Growth & Income Class IB                                                            16,043        (14,349)          1,694

The change in units outstanding for the year ended December 31, 2012, is as follows:


                                                                                              UNITS      UNITS         NET INCREASE
                                                                                              ISSUED     REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                           635,412     (866,816)      (231,404)
ABVPSF Growth and Income Class B                                                              1,564,978   (2,671,075)    (1,106,097)
ABVPSF International Value Class B                                                            2,708,571   (3,947,234)    (1,238,663)
ABVPSF Large Cap Growth Class B                                                                  38,261     (318,331)      (280,070)
ABVPSF Small/Mid Cap Value Class B                                                              797,699   (1,242,906)      (445,207)
American Century VP Inflation Protection Class II                                             2,079,621   (4,524,181)    (2,444,560)
American Funds Blue Chip Income and Growth Class 1                                               54,563       (2,838)        51,725
American Funds Bond Class 1                                                                       9,211          (57)         9,154
American Funds Global Balanced Class 1                                                            2,808          (55)         2,753
American Funds Global Bond Class 1                                                               29,600       (2,336)        27,264
American Funds Global Discovery Class 1                                                           2,904         (362)         2,542

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                           UNITS        UNITS          NET INCREASE
                                                                                           ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Class 1                                                             477             --             477
American Funds Global Growth Class 2                                                         817,405     (3,257,367)     (2,439,962)
American Funds Global Small Capitalization Class 2                                         3,233,892     (2,780,332)        453,560
American Funds Growth Class 1                                                                 11,808           (452)         11,356
American Funds Growth Class 2                                                                822,530    (18,557,057)    (17,734,527)
American Funds Growth-Income Class 1                                                             480             --             480
American Funds Growth-Income Class 2                                                       5,449,430    (17,043,986)    (11,594,556)
American Funds High-Income Bond Class 1                                                       15,982           (197)         15,785
American Funds International Class 1                                                          12,758           (246)         12,512
American Funds International Class 2                                                       5,624,496     (5,387,259)        237,237
American Funds Mortgage Class 1                                                               16,281         (2,173)         14,108
American Funds New World Class 1                                                               2,817            (77)          2,740
American Funds U.S. Government/AAA-Rated Securities Class 1                                    6,217            (84)          6,133
BlackRock Global Allocation V.I. Class I                                                       5,032             --           5,032
BlackRock Global Allocation V.I. Class III                                                16,837,972     (5,498,317)     11,339,655
Delaware VIP Diversified Income Standard Class                                                 4,298             --           4,298
Delaware VIP Diversified Income Service Class                                             15,456,691     (4,933,861)     10,522,830
Delaware VIP Emerging Markets Service Class                                                2,887,964     (2,549,639)        338,325
Delaware VIP High Yield Standard Class                                                       296,421        (73,251)        223,170
Delaware VIP High Yield Service Class                                                      1,274,222     (2,902,564)     (1,628,342)
Delaware VIP International Value Equity Standard Class                                         1,322         (3,632)         (2,310)
Delaware VIP Limited-Term Diversified Income Standard Class                                    6,943            (57)          6,886
Delaware VIP Limited-Term Diversified Income Service Class                                20,447,252     (4,340,148)     16,107,104
Delaware VIP REIT Standard Class                                                               4,222        (34,109)        (29,887)
Delaware VIP REIT Service Class                                                            1,857,309     (1,219,055)        638,254
Delaware VIP Small Cap Value Standard Class                                                    3,208        (50,193)        (46,985)
Delaware VIP Small Cap Value Service Class                                                 2,421,783     (4,316,434)     (1,894,651)
Delaware VIP Smid Cap Growth Standard Class                                                   10,457        (72,179)        (61,722)
Delaware VIP Smid Cap Growth Service Class                                                 2,950,008     (2,668,137)        281,871
Delaware VIP U.S. Growth Service Class                                                     5,912,546     (5,188,757)        723,789
Delaware VIP Value Standard Class                                                             23,126        (78,818)        (55,692)
Delaware VIP Value Service Class                                                           3,048,978     (2,132,304)        916,674
DWS Alternative Asset Allocation VIP Class A                                                   3,150            (17)          3,133
DWS Alternative Asset Allocation VIP Class B                                                 997,400       (371,292)        626,108
DWS Equity 500 Index VIP Class A                                                             107,627       (299,282)       (191,655)
DWS Equity 500 Index VIP Class B                                                             244,421       (567,792)       (323,371)
DWS Small Cap Index VIP Class A                                                                8,206        (60,984)        (52,778)
DWS Small Cap Index VIP Class B                                                               66,468       (247,452)       (180,984)
Fidelity VIP Contrafund Service Class 2                                                    3,665,701     (6,399,819)     (2,734,118)
Fidelity VIP Equity-Income Initial Class                                                      20,050        (71,040)        (50,990)
Fidelity VIP Equity-Income Service Class 2                                                    59,492       (607,576)       (548,084)
Fidelity VIP Growth Initial Class                                                             10,047        (70,318)        (60,271)
Fidelity VIP Growth Service Class 2                                                        3,848,101     (3,811,244)         36,857
Fidelity VIP Mid Cap Service Class 2                                                       4,019,384     (3,913,249)        106,135
Fidelity VIP Overseas Initial Class                                                            6,774        (42,562)        (35,788)
Fidelity VIP Overseas Service Class 2                                                        253,094     (1,498,861)     (1,245,767)
FTVIPT Franklin Income Securities Class 2                                                  4,120,611     (4,091,000)         29,611
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2                                      650,895     (1,632,982)       (982,087)
FTVIPT Mutual Shares Securities Class 2                                                    7,666,854     (6,251,775)      1,415,079
FTVIPT Templeton Global Bond Securities Class 2                                              516,334     (5,075,248)     (4,558,914)
FTVIPT Templeton Growth Securities Class 2                                                   237,035       (981,200)       (744,165)
Goldman Sachs VIT Large Cap Value Service Class                                              110,367     (1,858,516)     (1,748,149)
Huntington VA Balanced                                                                       180,607        (16,516)        164,091
Huntington VA Dividend Capture                                                                87,797        (14,342)         73,455
Invesco V.I. American Franchise Series I                                                     417,720        (28,932)        388,788
Invesco V.I. American Franchise Series II                                                    136,982        (17,874)        119,108
Invesco V.I. Capital Appreciation Series I                                                       901       (431,402)       (430,501)
Invesco V.I. Capital Appreciation Series II                                                    2,481       (140,252)       (137,771)
Invesco V.I. Core Equity Series I                                                             14,158       (177,407)       (163,249)
Invesco V.I. Core Equity Series II                                                             1,002        (69,392)        (68,390)
Invesco V.I. International Growth Series I                                                     2,303        (26,613)        (24,310)
Invesco V.I. International Growth Series II                                                    6,476        (46,685)        (40,209)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                           UNITS        UNITS          NET INCREASE
                                                                                           ISSUED       REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Service Class                                                            44,942       (301,753)       (256,811)
Janus Aspen Enterprise Service Class                                                          16,721        (96,148)        (79,427)
Janus Aspen Global Research Service Class                                                      9,704        (29,114)        (19,410)
LVIP American Balanced Allocation Standard Class                                              10,351            (50)         10,301
LVIP American Global Growth Service Class II                                               1,256,813       (306,131)        950,682
LVIP American Global Small Capitalization Service Class II                                 1,299,693       (331,190)        968,503
LVIP American Growth Allocation Standard Class                                                29,945           (235)         29,710
LVIP American Growth Service Class II                                                      5,325,750     (1,637,321)      3,688,429
LVIP American Growth-Income Service Class II                                               4,049,405       (597,587)      3,451,818
LVIP American International Service Class II                                               3,055,237       (579,057)      2,476,180
LVIP Baron Growth Opportunities Service Class                                              1,577,658     (1,108,138)        469,520
LVIP BlackRock Emerging Markets RPM Service Class                                            666,865             --         666,865
LVIP BlackRock Equity Dividend RPM Service Class                                           3,341,630       (583,160)      2,758,470
LVIP BlackRock Inflation Protected Bond Standard Class                                        29,771         (1,563)         28,208
LVIP BlackRock Inflation Protected Bond Service Class                                     12,888,248     (1,479,678)     11,408,570
LVIP Capital Growth Service Class                                                          6,291,888     (2,826,349)      3,465,539
LVIP Clarion Global Real Estate Service Class                                              1,891,972     (2,144,712)       (252,740)
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                       1,506,315       (992,372)        513,943
LVIP Delaware Bond Standard Class                                                            209,595     (1,845,658)     (1,636,063)
LVIP Delaware Bond Service Class                                                          32,715,903     (6,673,709)     26,042,194
LVIP Delaware Diversified Floating Rate Standard Class                                         4,391            (75)          4,316
LVIP Delaware Diversified Floating Rate Service Class                                      8,163,466     (1,581,575)      6,581,891
LVIP Delaware Foundation Aggressive Allocation Standard Class                                  4,395       (169,181)       (164,786)
LVIP Delaware Foundation Aggressive Allocation Service Class                                 229,566       (529,966)       (300,400)
LVIP Delaware Growth and Income Service Class                                                937,674     (1,345,216)       (407,542)
LVIP Delaware Social Awareness Standard Class                                                  8,171       (131,078)       (122,907)
LVIP Delaware Social Awareness Service Class                                                 224,219       (542,152)       (317,933)
LVIP Delaware Special Opportunities Service Class                                          1,515,316     (2,093,704)       (578,388)
LVIP Dimensional Non-U.S. Equity RPM Standard Class                                           77,947         (4,697)         73,250
LVIP Dimensional Non-U.S. Equity RPM Service Class                                         1,547,325       (302,075)      1,245,250
LVIP Dimensional U.S. Equity RPM Standard Class                                               75,930         (2,342)         73,588
LVIP Dimensional U.S. Equity RPM Service Class                                             2,401,972       (455,050)      1,946,922
LVIP Dimensional/Vanguard Total Bond Standard Class                                           95,891        (11,687)         84,204
LVIP Dimensional/Vanguard Total Bond Service Class                                         8,749,985     (1,433,613)      7,316,372
LVIP Global Income Service Class                                                           8,058,061     (2,411,010)      5,647,051
LVIP JPMorgan High Yield Service Class                                                     5,071,211     (1,907,251)      3,163,960
LVIP JPMorgan Mid Cap Value RPM Service Class                                              1,345,278       (555,570)        789,708
LVIP Managed Risk Profile 2010 Service Class                                                 118,882       (211,428)        (92,546)
LVIP Managed Risk Profile 2020 Service Class                                                  71,118       (241,279)       (170,161)
LVIP Managed Risk Profile 2030 Service Class                                                 151,243       (160,094)         (8,851)
LVIP Managed Risk Profile 2040 Service Class                                                  36,876        (76,344)        (39,468)
LVIP Managed Risk Profile Conservative Standard Class                                          3,736            (73)          3,663
LVIP Managed Risk Profile Conservative Service Class                                      27,585,699     (1,436,407)     26,149,292
LVIP Managed Risk Profile Growth Standard Class                                               14,877        (14,877)             --
LVIP Managed Risk Profile Growth Service Class                                           132,902,947       (484,381)    132,418,566
LVIP Managed Risk Profile Moderate Service Class                                         114,370,181     (1,038,841)    113,331,340
LVIP MFS International Growth Service Class                                                1,570,406     (1,587,314)        (16,908)
LVIP MFS Value Service Class                                                               9,320,607     (6,651,738)      2,668,869
LVIP Mid-Cap Value Service Class                                                           1,503,422     (1,059,869)        443,553
LVIP Mondrian International Value Standard Class                                              27,609       (212,995)       (185,386)
LVIP Mondrian International Value Service Class                                              862,616       (897,596)        (34,980)
LVIP Money Market Standard Class                                                           2,656,810     (3,743,358)     (1,086,548)
LVIP Money Market Service Class                                                           17,532,050    (20,126,670)     (2,594,620)
LVIP SSgA Bond Index Standard Class                                                            6,345         (4,089)          2,256
LVIP SSgA Bond Index Service Class                                                         9,327,482     (6,932,028)      2,395,454
LVIP SSgA Conservative Index Allocation Service Class                                      2,566,839       (656,689)      1,910,150
LVIP SSgA Conservative Structured Allocation Service Class                                 6,463,222     (2,297,319)      4,165,903
LVIP SSgA Developed International 150 Service Class                                        1,807,283     (2,190,429)       (383,146)
LVIP SSgA Emerging Markets 100 Standard Class                                                  5,854           (485)          5,369
LVIP SSgA Emerging Markets 100 Service Class                                               2,812,255     (2,474,360)        337,895
LVIP SSgA Global Tactical Allocation RPM Standard Class                                        4,351             --           4,351
LVIP SSgA Global Tactical Allocation RPM Service Class                                    12,300,563     (2,253,108)     10,047,455

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N


                                                                                              UNITS      UNITS         NET INCREASE
                                                                                              ISSUED     REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA International Index Standard Class                                                      2,621         (136)         2,485
LVIP SSgA International Index Service Class                                                   2,066,671   (3,689,380)    (1,622,709)
LVIP SSgA Large Cap 100 Standard Class                                                              210           --            210
LVIP SSgA Large Cap 100 Service Class                                                         1,066,091   (3,701,939)    (2,635,848)
LVIP SSgA Moderate Index Allocation Service Class                                             6,014,765     (847,500)     5,167,265
LVIP SSgA Moderate Structured Allocation Service Class                                       17,835,874   (2,267,263)    15,568,611
LVIP SSgA Moderately Aggressive Index Allocation Service Class                                4,629,496     (710,352)     3,919,144
LVIP SSgA Moderately Aggressive Structured Allocation Service Class                          10,282,018   (1,634,439)     8,647,579
LVIP SSgA S&P 500 Index Standard Class                                                           66,526     (117,067)       (50,541)
LVIP SSgA S&P 500 Index Service Class                                                         9,910,317   (7,670,605)     2,239,712
LVIP SSgA Small-Cap Index Standard Class                                                          3,325         (364)         2,961
LVIP SSgA Small-Cap Index Service Class                                                       2,761,206   (2,779,540)       (18,334)
LVIP SSgA Small-Mid Cap 200 Standard Class                                                        1,279         (150)         1,129
LVIP SSgA Small-Mid Cap 200 Service Class                                                       488,419     (938,131)      (449,712)
LVIP T. Rowe Price Growth Stock Service Class                                                 5,825,422   (1,547,668)     4,277,754
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                      28,527      (39,315)       (10,788)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                    2,117,012   (1,437,002)       680,010
LVIP Templeton Growth RPM Service Class                                                       3,673,763   (2,221,033)     1,452,730
LVIP UBS Large Cap Growth RPM Standard Class                                                     35,323      (48,118)       (12,795)
LVIP UBS Large Cap Growth RPM Service Class                                                   1,058,699     (676,353)       382,346
LVIP Vanguard Domestic Equity ETF Standard Class                                                 11,002         (583)        10,419
LVIP Vanguard Domestic Equity ETF Service Class                                               3,043,661     (371,229)     2,672,432
LVIP Vanguard International Equity ETF Standard Class                                             6,374         (567)         5,807
LVIP Vanguard International Equity ETF Service Class                                          1,845,290     (238,097)     1,607,193
Lord Abbett Fundamental Equity Class VC                                                          99,666     (157,629)       (57,963)
MFS VIT Core Equity Service Class                                                                 8,840      (37,365)       (28,525)
MFS VIT Growth Initial Class                                                                      1,173      (24,221)       (23,048)
MFS VIT Growth Service Class                                                                  1,132,648     (920,511)       212,137
MFS VIT Total Return Initial Class                                                                3,626     (133,538)      (129,912)
MFS VIT Total Return Service Class                                                              437,042   (3,022,375)    (2,585,333)
MFS VIT Utilities Initial Class                                                                   8,813      (78,442)       (69,629)
MFS VIT Utilities Service Class                                                               1,218,837   (1,421,088)      (202,251)
Morgan Stanley UIF Capital Growth Class II                                                        7,778      (10,881)        (3,103)
NB AMT Mid Cap Growth I Class                                                                   117,600     (674,753)      (557,153)
NB AMT Mid Cap Intrinsic Value I Class                                                           68,532     (550,393)      (481,861)
Oppenheimer Global Fund/VA Service Class                                                         60,107      (98,045)       (37,938)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                            522,420     (581,679)       (59,259)
Putnam VT Global Health Care Class IB                                                           253,765     (114,334)       139,431
Putnam VT Growth & Income Class IB                                                                4,662      (31,418)       (26,756)


7. SUBSEQUENT EVENT

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors of The Lincoln National Life Insurance Company
     and
Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statements of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies, or their transfer agent, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ERNST & YOUNG LLP

Philadelphia, Pennsylvania
April 1, 2014

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2013

     Statement of Operations - Year ended December 31, 2013

     Statements of Changes in Net Assets - Years ended December 31, 2013 and
     2012

     Notes to Financial Statements - December 31, 2013

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2013 and 2012

     Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2013, 2012 and 2011

     Consolidated Statements of Stockholders' Equity - Years ended December 31, 2013, 2012 and 2011

     Consolidated Statements of Cash Flows - Years ended December 31, 2013, 2012 and 2011

     Notes to Consolidated Financial Statements - December 31, 2013

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) None

(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

     (b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29,
   1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5
(File No. 333-40937) filed on April 19, 2000.

   (d) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (e) ChoicePlus Selling Agreement for Affiliates incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (f) Principal Underwriting Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) ChoicePlus Bonus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April
   11, 2002.

   (b) ChoicePlus Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (c) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 4
(File No. 333-36304) filed on April 11, 2002.

   (d) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (e) ChoicePlus II Bonus Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (f) ChoicePlus II Bonus Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (g) ChoicePlus II Bonus Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (h) ChoicePlus II Bonus 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (i) ChoicePlus II Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (j) ChoicePlus II Bonus 1% Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (k) ChoicePlus II Bonus Bonus Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (l) ChoicePlus II Bonus Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on
   October 11, 2002.

   (n) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (o) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (p) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October
   11, 2002.

   (q) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (r) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (s) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (t) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24,
   2003.

   (u) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24,
   2003.

   (v) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24,
   2003.

   (w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on
   April 24, 2003.

   (x) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (y) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (z) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (aa) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (bb) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (cc) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (dd) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (ee) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (ff) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (gg) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (hh) Variable Annuity Income Rider (i4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (ii) Variable Annuity Income Rider (i4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (jj) Variable Annuity Income Rider (i4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (kk) Variable Annuity Income Rider (i4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (ll) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on
   June 9, 2004.

   (mm) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (nn) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (oo) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (pp) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (qq) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 ( File No. 333-36136) filed on April 4, 2006.

   (rr) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ss) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (tt) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (uu) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
   2006.

   (vv) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ww) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (xx) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-36304) filed on December
   21, 2006.

   (yy) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.

   (zz) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36304) filed on April 17, 2007.

   (a-3) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

   (b-3) Variable Annuity Living Benefits Rider (AR 512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (c-3) Variable Annuity Living Benefits Rider (AR 512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (d-3) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (e-3) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (f-3) Bonus Rider (32146 4/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-35780) filed on April 7, 2009.

   (g-3) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (h-3) Contract Benefit Data (CBD 8/10) incorporated herein by reference to
     Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (i-3) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (j-3) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(5)(a) ChoicePlus Bonus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (c) ChoicePlus Assurance (Bonus) Application (CPABB 1/08) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-36304) filed on April 11, 2008.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on
   April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

     (i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (ii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-174367) filed on April 8,

2014.
(iv) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-174367) filed on April 8, 2014.
(v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-174367) filed on April 8, 2014.
(vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-174367) filed on April 8, 2014.
(vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on
     April 2, 2013.
(viii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ix) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-174367) filed on April 8, 2014.
(x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-155333) filed on April 3, 2012.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on
April 1, 2010.
(xiv) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-174367) filed on April 8, 2014.

     (xv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

     (xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

     (b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

     (iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

     (v) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (x) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

     (xi) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

   (c) Accounting and Financial Administration Services Agreement among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9)(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-36304) filed on June 8, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective No. 8 (File No. 333-36304) filed on April 24, 2003.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

     (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                          Positions and Offices with Depositor
---------------------------   --------------------------------------------------------------------
Charles A. Brawley, III**     Senior Vice President, Associate General Counsel and Secretary
Ellen G. Cooper**             Executive Vice President, Chief Investment Officer and Director
Chuck C. Cornelio***          Executive Vice President, Chief Administrative Officer and Director
Jeffrey D. Coutts**           Senior Vice President and Treasurer
Randal J. Freitag**           Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**             President and Director
Mark E. Konen**               Executive Vice President and Director
Douglas N. Miller**           Senior Vice President, Chief Accounting Officer and Controller
Keith J. Ryan*                Vice President and Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana
   46802

**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2014 there were 292,988 contract owners under Account N.

Item 28. Indemnification

     a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------------------
Patrick J. Caulfield**     Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*         Senior Vice President and Treasurer
Wilford H. Fuller*         President, Chief Executive Officer and Director
Elizabeth M. O'Brien*      Director
Thomas P. O'Neill*         Senior Vice President, Chief Operating Officer and Director
Nancy A. Smith*            Secretary
Ronald W. Turpin****       Vice President and Interim Chief Financial Officer

*Principal Business address is Radnor Financial Center, 150 Radnor Chester
   Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

***Principal Business address is 100 Greene Street, Greensboro, NC 27401

****Principal Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 62 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 23rd day of April, 2014.


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlusSM Bonus, Lincoln ChoicePlusSM II Bonus, and
      Lincoln ChoicePlus AssuranceSM (Bonus)
      By:   /s/ Kimberly A. Genovese
            ------------------------------------
            Kimberly A.Genovese
            Assistant Vice President, The Lincoln National Life Insurance
            Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Stephen R. Turer
            ------------------------------------
            Stephen R. Turer
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 23, 2014.

Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Investment Officer and Direc-
------------------------------
                                 tor
Ellen Cooper
*                                Executive Vice President, Chief Administrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Randal J. Freitag
*                                Executive Vice President and Director
------------------------------
Mark E. Konen
*                                Vice President and Director
------------------------------
Keith J. Ryan
*By: /s/ Kimberly A.Genovese     Pursuant to a Power of Attorney
 ---------------------------
  Kimberly A.Genovese